UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04603

Thrivent Series Fund, Inc.

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1.	Report to Stockholders

Thrivent Financial for Lutherans®

THRIVENT SERIES FUND, INC.

Semiannual Report
June 30, 2014

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Dear Member:

Financial markets turned in a strong performance during the six-month reporting period ended June 30, 2014, with the stock market hitting a succession of new highs and the bond market posting solid gains on a broad front. Economic news was mixed, with the five-year old economic recovery stalling during the first quarter of the year but showing signs of rebounding during the second quarter.

Economic Review

After growing for 11 consecutive quarters, the U.S. economy reversed course in the first quarter of 2014, with gross domestic product (GDP) contracting at a 2.9% annual rate, according to the Bureau of Economic Analysis (BEA). Many analysts blamed unusually harsh winter weather across much of the U.S., as reflected in a slowdown in discretionary spending by consumers and lower levels of business investment. Consumption was depressed by a surprising downturn in health care expenditures that may have been skewed by the rollout of the Affordable Care Act.

The first-quarter slowdown marked the economy’s weakest performance since the first quarter of 2009 and only the second quarterly contraction since the 2007-2009 recession. However, various data suggested the economy was poised to resume growing in the second quarter. On the labor front, the economy generated more than 1.2 million new nonfarm jobs between February and June, marking the best five-month stretch since early 2006.1 With those gains, the country finally recovered all the jobs lost in the recession and saw the unemployment rate fall to 6.1%, its lowest level since September 2008. Meanwhile, The Conference Board’s Leading Economic Index for the U.S. rose 0.5% in May, its fifth consecutive monthly gain.

Economic conditions were generally favorable in Europe and China, which are important to the U.S. economy and its financial markets. GDP for the 18-country Euro Area grew for a fourth consecutive quarter during the first three months of 2014, expanding by 0.2% from the previous quarter and 0.9% from the year-earlier quarter.2 Meanwhile, China’s economy grew 7.4% in the first quarter from a year earlier. That was down slightly from the 7.7% growth rate it posted in the last quarter of 2013 but still outpaced most of the world’s other large economies by a wide margin.3

Market Review

Stock prices slumped early in 2014 as the harsh winter showed signs of slowing the economy. Investors also were unsettled by Russia’s invasion of the Ukraine’s Crimean region, which heightened geopolitical tensions, and by concerns that after returning more than 30% in calendar 2013,4 gains in the stock market were beginning to outpace gains in corporate profits. In response, some investors began to rotate out of growth stocks and into more defensive, valued-oriented shares. Value stocks in the Russell 3000® Index, which tracks the nation’s 3,000 largest public companies, outperformed growth stocks by an average of two percentage points during the six-month reporting period. Dividend-paying stocks also performed well, with the Dow Jones Utilities Index generating a total return of 18.7%. Investors appeared to be confident that corporate profits would be sufficient to cover dividend payouts, but not so confident that profits would be high enough to drive further broad gains in the stock market.

Improving economic data subsequently led the stock market to resume its advance, however, driving the S&P 500 Index of large-company stocks to a series of new highs between March and June. The index finished the reporting period with a total return of 7.1%.

Stocks outside the U.S. also turned in a solid performance as the improving employment picture in the U.S., combined with the Federal Reserve’s commitment to keeping short-term interest rates low, raised expectations for global economic performance. The MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, returned 4.8%. Emerging markets, which had slumped late last year amid concerns about China’s economic health rebounded in the first half of this year. The MSCI Emerging Markets Index generated a total return of 6.3%.

The bond market performed better than expected. Heading into 2014, many analysts were anticipating that the upward trend in interest rates that had begun in the second half of 2013 would continue through the new year, depressing bond prices. They theorized that an accelerating economy and the Federal Reserve’s decision to gradually wind down its $85 billion-per-month bond-buying program would keep rates moving higher. Instead, rates began to soften in 2014 as economic growth slowed in the first quarter and the Fed reiterated its commitment to keeping short-term interest rates low for a “considerable time” after ending its bond-buying program. For the reporting period, the broad Barclays U.S. Aggregate Bond Index posted a total return of 3.9%. The Barclays High Yield Index, which tracks noninvestment-grade bonds, returned 5.5%, and the Barclays 20+ Treasury Index, which tracks long-term U.S. government debt, returned 13.2%.

Our Outlook

The first-quarter slowdown in U.S. economic growth was not as worrisome as it appeared at first blush. The downturn in consumer spending was attributed in large part to a surprising decline in health care spending, but it is difficult to reconcile that decline with the recent rollout of the Affordable Care Act, under which millions of Americans obtained health insurance. We would not be surprised if there turns out to be a wide margin of error in data on health care expenditures until the transition to the new health care law is completed. The downturn in GDP also does not square with the strong employment gains we saw during the final five months of the reporting period, or with The Conference Board’s Leading Economic Index for the U.S. rising in May for a fifth consecutive month.

Recently installed Fed Chair Janet Yellen said in May that she expects economic growth in 2014 to exceed the 2.6% pace notched in 2013, despite some renewed weakness in the housing market. Our models suggest the economy will expand at a 2% to 3% rate near-term, roughly in line with what we have averaged over the past few years and enough to keep corporate profits growing.

Offshore, we expect growth in Europe and the U.K. to improve to about a 2% rate over the next several months. The outlook for Japan is less attractive. Despite aggressive new monetary and fiscal policies, Japan faces extreme demographic and government-debt headwinds. Economic data from China is suspect, but the numbers suggest that growth has stabilized at just above a 7% rate in that country.

Meanwhile, the bull market in stocks that began in March 2009 is now more than five years old. Since then, the S&P 500 has nearly tripled in value. While further gains are still possible, particularly if economic growth meets Yellen’s expectations, they will likely be hard won as few asset classes appear to be trading at bargain levels. At the end of the reporting period, the stocks in the S&P 500 Index were collectively trading at about 18 times their per-share earnings, which is not extreme but leans to the full side. We continue to prefer stocks of larger companies with global businesses over their smaller, domestically focused counterparts. We expect stocks of large European companies to outperform large U.S. stocks, with the higher dividend yields available on European shares acting as a small tailwind. The dividend yield on the Euro Stoxx 50 Index stood at 3.3% at the end of the reporting period versus 1.9% for the S&P 500.

With interest rates still at relatively low levels, the most likely direction for rates in the second half of the year remains up. We do not anticipate a dramatic move, but if rates do climb we could see modest losses in the Treasury sector. High-yield bonds could do slightly better, especially if corporate profits and the economy both continue to grow.

As we navigate through the coming months, remember that your Thrivent Financial representative can help you assess how market developments might impact your investment portfolio and ensure that it remains aligned with your investment goals and tolerance for risk.

As always, thank you for the trust you have placed in our entire team of Thrivent Financial investment professionals.

Sincerely,

Russell W. Swansen

President

Thrivent Series Fund, Inc.

[1]	Bureau of Labor Statistics
[2]	Eurostat
[3]	National Bureau of Statistics of China
[4]	Bloomberg: S&P 500 total return for calendar 2013 was 32.39%

Thrivent Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Portfolio is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	48.8%	Thrivent Partner Worldwide Allocation Portfolio	13.5%
International	21.0%	Thrivent Partner Small Cap Growth Portfolio	7.8%
Small Cap	11.5%	Thrivent Mid Cap Stock Portfolio	5.6%
Short-Term Investments	7.1%	Thrivent Large Cap Value Portfolio	5.2%
Mid Cap	6.2%	Thrivent Large Cap Stock Portfolio	4.5%
Investment Grade Debt	3.6%	Thrivent Small Cap Stock Portfolio	3.6%
Municipals	0.9%	Thrivent Partner Mid Cap Value Portfolio	3.4%
High Yield	0.9%	Thrivent Partner Small Cap Value Portfolio	2.3%

Total	100.0%	Thrivent Limited Maturity Bond Portfolio	1.2%
		Thrivent High Yield Portfolio	0.9%

		These securities represent 48.0% of the total net assets of the Portfolio.

Thrivent Moderately Aggressive Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.

The Portfolio invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Portfolio is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	35.9%	Thrivent Partner Worldwide Allocation Portfolio	10.5%
International	16.0%	Thrivent Large Cap Value Portfolio	6.7%
Short-Term Investments	13.0%	Thrivent Large Cap Stock Portfolio	6.0%
Investment Grade Debt	11.0%	Thrivent Mid Cap Stock Portfolio	5.9%
Small Cap	7.6%	Thrivent Income Portfolio	3.2%
Mid Cap	7.1%	Thrivent High Yield Portfolio	2.8%
Floating Rate Debt	3.8%	Thrivent Partner Mid Cap Value Portfolio	2.8%
High Yield	3.2%	Thrivent Partner Small Cap Growth Portfolio	2.1%
Municipals	2.4%	Thrivent Partner Small Cap Value Portfolio	2.1%

Total	100.0%	Thrivent Small Cap Stock Portfolio	1.8%

		These securities represent 43.9% of the total net assets of the Portfolio.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Moderate Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Portfolio is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Large Cap	25.1%	Thrivent Income Portfolio	8.1%
Investment Grade Debt	23.3%	Thrivent Partner Worldwide Allocation Portfolio	6.8%
Short-Term Investments	16.2%	Thrivent Large Cap Value Portfolio	5.3%
International	11.8%	Thrivent Limited Maturity Bond Portfolio	4.9%
Floating Rate Debt	7.6%	Thrivent Large Cap Stock Portfolio	3.2%
Small Cap	6.1%	Thrivent Mid Cap Stock Portfolio	2.8%
Mid Cap	3.6%	Thrivent High Yield Portfolio	2.5%
Municipals	3.5%	Federal National Mortgage Association
High Yield	2.8%	Discount Notes	1.9%

Total	100.0%	Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.6%
		Federal National Mortgage Association Conventional 30-Yr. Pass Through	1.5%

		These securities represent 38.6% of the total net assets of the Portfolio.

Thrivent Moderately Conservative Allocation Portfolio

Russell W. Swansen, David C. Francis, CFA and Mark L. Simenstad, CFA, Portfolio Co-Managers

Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.

The Portfolio invests in other Thrivent mutual funds and in directly held equity and debt instruments. The Portfolio is subject to its own operating expenses and the operating expenses of the other funds in which it invests, and is subject to all of the risks of the other funds in which it invests. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The use of equity index futures involves transaction costs and the loss from investing in them can exceed the initial investment.

Portfolio Composition		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)

Investment Grade Debt	35.4%	Thrivent Limited Maturity Bond Portfolio	11.7%
Large Cap	16.9%	Thrivent Income Portfolio	7.4%
Short-Term Investments	14.7%	Thrivent Partner Worldwide Allocation Portfolio	4.7%
Floating Rate Debt	9.4%	Thrivent Large Cap Value Portfolio	3.6%
International	8.7%	Thrivent High Yield Portfolio	2.9%
Municipals	5.0%	Federal National Mortgage Association
High Yield	4.4%	Conventional 30-Yr. Pass Through	2.9%
Small Cap	3.3%	Federal National Mortgage Association
Mid Cap	2.2%	Conventional 30-Yr. Pass Through	2.8%

Total	100.0%	Federal National Mortgage Association
		Conventional 30-Yr. Pass Through	2.0%
		U.S. Treasury Notes	1.8%
		Thrivent Mid Cap Stock Portfolio	1.6%

		These securities represent 41.4% of the total net assets of the Portfolio.

Portfolio Composition illustrates market exposure of all asset classes, including derivatives.

Quoted Portfolio Composition and Top 10 Holdings excludes short-term investments.

The list of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Thrivent Growth and Income Plus Portfolio

David R. Spangler, CFA and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Growth and Income Plus Portfolio seeks income plus long-term capital growth.

The Portfolio invests in equity securities and debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. Writing options is a highly specialized activity that can lead to losses and transaction costs.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	65.7%	Financials	15.7%	Apple, Inc.	1.4%
Long-Term Fixed Income	13.2%	Information Technology	12.3%	Exxon Mobil Corporation	1.1%
Short-Term Investments	11.5%	Consumer Discretionary	11.5%	Federal National Mortgage
Bank Loans	9.6%	Health Care	8.5%	Association Conventional
Total	100.0%	Industrials	8.4%	30-Yr. Pass Through	0.9%
		Energy	7.6%	Federal National Mortgage
		Consumer Staples	6.8%	Association Conventional
		Telecommunications		30-Yr. Pass Through	0.9%
		Services	6.6%	General Electric Company	0.8%
		Materials	4.4%	Wells Fargo & Company	0.8%
		Mortgage-Backed		iShares J.P. Morgan USD
		Securities	3.1%	Emerging Markets Bond
				ETF	0.7%
				Federal National Mortgage
				Association Conventional
				30-Yr. Pass Through	0.7%
				Procter & Gamble Company	0.7%
				Pfizer, Inc.	0.7%

				These securities represent 8.7% of the total net assets of the Portfolio.

Thrivent Balanced Income Plus Portfolio

Darren M. Bagwell, CFA, Michael G. Landreville, CFA and CPA (inactive), and Stephen D. Lowe, CFA, Portfolio Co-Managers

Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.

The Portfolio invests in equity securities and debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, preferred securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	49.0%	Financials	19.5%	Apple, Inc.	2.2%
Long-Term Fixed Income	24.5%	Consumer Discretionary	12.9%	Comcast Corporation	2.1%
Bank Loans	17.6%	Information Technology	10.0%	Total SA ADR	2.0%
Short-Term Investments	7.2%	Telecommunications		Johnson & Johnson	1.7%
Preferred Stock	1.7%	Services	8.3%	Federal National Mortgage
Total	100.0%	Consumer Staples	7.7%	Association Conventional
		Energy	7.5%	30-Yr. Pass Through	1.4%
		Health Care	6.8%	Pfizer, Inc.	1.4%
		Materials	5.6%	Las Vegas Sands Corporation	1.4%
		Industrials	5.0%	PepsiCo, Inc.	1.3%
		Mortgage-Backed		Union Pacific Corporation	1.2%
		Securities	4.6%	Genworth Financial, Inc.	1.2%

				These securities represent 15.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Diversified Income Plus Portfolio

Mark L. Simenstad, CFA, David R. Spangler, CFA and Paul J. Ocenasek, CFA, Portfolio Co-Managers

Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.

The Portfolio invests in debt securities and equity securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans and mortgage-related and other asset-backed securities are subject to additional risks.

Portfolio Composition (% of Portfolio)		Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)

Long-Term Fixed Income	39.2%	Financials	23.2%	Federal National Mortgage
Common Stock	33.3%	Collateralized Mortgage		Association Conventional
Bank Loans	12.7%	Obligations	15.2%	30-Yr. Pass Through	1.7%
Short-Term Investments	11.2%	Consumer Discretionary	8.2%	Federal National Mortgage
Preferred Stock	3.6%	Telecommunications Services	7.8%	Association Conventional
Total	100.0%	Information Technology	6.3%	30-Yr. Pass Through	1.2%
		Consumer Staples	5.4%	BlackRock Enhanced Equity
		Energy	5.2%	Dividend Trust	0.9%
		Materials	4.5%	iShares FTSE NAREIT Mortgage
		Mortgage-Backed Securities	4.0%	Plus Capped Index Fund	0.7%
		Health Care	3.7%	Federal National Mortgage
				Association Conventional
				15-yr. Pass Through	0.7%
				Vanguard REIT ETF	0.7%
				Two Harbors Investment
				Corporation	0.6%
				Apple, Inc.	0.6%
				Golub Capital BDC, Inc.	0.5%
				Ares Capital Corporation	0.5%

				These securities represent 8.1% of the total net assets of the Portfolio.

Thrivent Opportunity Income Plus Portfolio

Gregory R. Anderson, CFA, Michael G. Landreville, CFA and CPA (inactive) and Conrad Smith, CFA, Portfolio Co-Managers

Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.

The Portfolio primarily invests in a broad range of debt securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Financials	18.2%	Federal National Mortgage
Communications Services	17.4%	Association Conventional
Mortgage-Backed Securities	9.6%	30-Yr. Pass Through	2.7%
Consumer Cyclical	9.5%	IMG Worldwide, Inc., Term Loan	2.4%
Collateralized Mortgage		TransUnion, LLC, Term Loan	2.4%
Obligations	9.1%	JBS USA, LLC, Term Loan	2.3%
Consumer Non-Cyclical	7.1%	Federal National Mortgage
Basic Materials	5.0%	Association Conventional
Asset-Backed Securities	4.4%	30-Yr. Pass Through	2.2%
Technology	4.3%	Federal National Mortgage
Utilities	4.1%	Association Conventional
		30-Yr. Pass Through	1.8%
		iShares J.P. Morgan USD Emerging
		Markets Bond ETF	1.6%
		Mohegan Tribal Gaming Authority,
		Term Loan	1.3%
		Calpine Corporation, Term Loan	1.3%
		SBA Senior Finance II, LLC, Term
		Loan	1.3%

		These securities represent 19.3% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change. The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition and Bond Quality Ratings charts exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Partner Technology Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Technology Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of technology companies, which may be more volatile than, and not move in tandem with, the overall market. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.7%	Software	22.4%	Apple, Inc.	8.7%
Short-Term Investments	3.3%	Internet Software & Services	21.9%	QUALCOMM, Inc.	6.0%

Total	100.0%	Computers & Peripherals	14.3%	EMC Corporation	4.1%
		Consumer Discretionary	7.6%	Amazon.com, Inc.	4.0%
		Communications Equipment	6.4%	Facebook, Inc.	3.9%
		Financials	6.2%	SBA Communications
		Telecommunications		Corporation	3.9%
		Services	5.7%	American Tower
		IT Consulting & Services	5.3%	Corporation	3.8%
		Semiconductors &		Oracle Corporation	3.7%
		Semiconductor Equipment	4.8%	ServiceNow, Inc.	3.6%
		Electronic Equipment,		Priceline Group, Inc.	3.6%
		Instruments & Components	2.1%
				These securities represent 45.3% of the total net assets of the Portfolio.

Thrivent Partner Healthcare Portfolio

Subadvised by Sectoral Asset Management, Inc.

Thrivent Partner Healthcare Portfolio seeks long-term capital growth.

The Portfolio primarily invests in healthcare companies, which are subject to numerous risks including legislative or regulatory changes and adverse market conditions. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.3%	Pharmaceuticals	49.7%	Roche Holding AG	8.0%
Short-Term Investments	4.7%	Biotechnology	21.2%	Novartis AG	7.9%
Total	100.0%	Health Care Equipment	18.7%	Merck & Company, Inc.	6.8%
		Health Care Supplies	2.8%	Sanofi	5.6%
		Managed Health Care	2.5%	Novo Nordisk AS ADR	4.3%
				Biogen Idec, Inc.	3.9%
				Amgen, Inc.	3.9%
				Covidien plc	3.5%
				Intuitive Surgical, Inc.	2.9%
				Align Technology, Inc.	2.8%

				These securities represent 49.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Natural Resources Portfolio

David C. Francis, CFA and Darren M. Bagwell, CFA, Portfolio Co-Managers

Thrivent Natural Resources Portfolio seeks long-term capital growth.

The Portfolio primarily invests in natural resource investments, which historically have been very volatile and are subject to risks that particularly affect the precious metals, oil, gas, mining, energy, chemicals, paper, steel or agricultural sectors. REITs are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The Portfolio is non-diversified, which means that it may invest a greater percentage of its assets in the securities of any single issuer compared with diversified funds.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	97.2%	Oil & Gas Exploration &		Schlumberger, Ltd.	8.5%
Short-Term Investments	2.8%	Production	25.8%	Oasis Petroleum, Inc.	5.4%

Total	100.0%	Oil & Gas Equipment &		National Oilwell Varco, Inc.	4.7%
		Services	25.0%	Chevron Corporation	4.5%
		Financials	19.3%	Weatherford International, Ltd.	4.5%
		Integrated Oil & Gas	11.2%	EOG Resources, Inc.	4.3%
		Consumer Staples	9.7%	EQT Corporation	3.9%
		Materials	3.8%	Dril-Quip, Inc.	3.9%
		Coal & Consumable Fuels	1.7%	Ingredion, Inc.	3.6%
		Trading Companies		Cameron International
		& Distributors	0.5%	Corporation	3.5%

				These securities represent 46.8% of the total net assets of the Portfolio.

Thrivent Partner Emerging Markets Equity Portfolio

Subadvised by Aberdeen Asset Managers Limited

Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.

The Portfolio primarily invests in emerging markets equities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	91.2%	Financials	33.3%	Brazil	13.9%
Preferred Stock	7.5%	Consumer Staples	13.7%	India	13.0%
Short-Term Investments	1.3%	Energy	13.2%	Hong Kong	10.5%

Total	100.0%	Information Technology	11.6%	Mexico	7.3%
		Consumer Discretionary	10.0%	South Korea	6.4%
		Materials	8.0%	United Kingdom	5.5%
		Telecommunications Services	4.0%	Turkey	5.3%
		Industrials	3.6%	Thailand	4.7%
		Health Care	1.2%	Taiwan	4.7%
				Russia	4.3%

				Investments in securities in these countries represent 75.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Real Estate Securities Portfolio

Reginald L. Pfeifer, CFA, Portfolio Manager

Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.

The Portfolio focuses on income-producing equity securities of U.S. real estate companies. Declines in real estate values, changes in interest rates or economic downturns can have a significant negative effect on companies in the real estate industry. Real Estate Investment Trusts are subject to numerous risks and can be affected by interest rates, the values of the properties they own, and the credit quality of mortgage loans they hold. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	99.6%	Retail REITS	25.0%	Simon Property Group, Inc.	9.5%
Short-Term Investments	0.4%	Residential REITS	17.0%	Prologis, Inc.	4.0%

Total	100.0%	Office REITS	13.5%	Public Storage, Inc.	3.6%
		Health Care REITs	10.3%	AvalonBay Communities, Inc.	3.4%
		Hotel & Resort REITs	9.1%	Boston Properties, Inc.	3.3%
		Specialized REITS	8.7%	Equity Residential	3.3%
		Diversified REITS	8.2%	Vornado Realty Trust	3.1%
		Industrial REITS	5.9%	Host Hotels & Resorts, Inc.	3.0%
		Mortgage REITS	0.7%	Ventas, Inc.	3.0%
		Real Estate Operating		Essex Property Trust, Inc.	2.6%
		Companies	0.4%
				These securities represent 38.8% of the total net assets of the Portfolio.

Thrivent Partner Small Cap Growth Portfolio

David Lettenberger, CFA, and Matthew D. Finn, CFA, Portfolio Co-Managers*

Thrivent Partner Small Cap Growth Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers.

* Effective May 27, 2014, David Lettenberger and Matthew Finn became Portfolio Co-Managers. The Portfolio was previously subadvised by Turner Investments, L.P.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.9%	Information Technology	24.3%	Akorn, Inc.	2.0%
Short-Term Investments	3.1%	Health Care	19.4%	Monolithic Power Systems, Inc.	1.6%

Total	100.0%	Consumer Discretionary	16.9%	Proofpoint, Inc.	1.6%
		Industrials	16.3%	Guidewire Software, Inc.	1.5%
		Financials	7.1%	G-III Apparel Group, Ltd.	1.4%
		Energy	4.9%	On Assignment, Inc.	1.4%
		Materials	4.5%	Kodiak Oil & Gas Corporation	1.4%
		Consumer Staples	3.2%	Demandware, Inc.	1.4%
				United Natural Foods, Inc.	1.3%
				Cornerstone OnDemand, Inc.	1.3%

				These securities represent 14.9% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Small Cap Value Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Small Cap Value Portfolio seeks long-term capital appreciation.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	96.5%	Industrials	26.1%	Alaska Air Group, Inc.	2.1%
Short-Term Investments	3.3%	Financials	24.5%	Aaron’s, Inc.	2.0%
Preferred Stock	0.2%	Consumer Discretionary	14.7%	Greenbrier Companies, Inc.	1.6%
Total	100.0%	Information Technology	9.5%	ProAssurance Corporation	1.6%
		Materials	8.5%	Cleco Corporation	1.6%
		Utilities	5.1%	East West Bancorp, Inc.	1.5%
		Energy	4.1%	West Pharmaceutical Services, Inc.	1.4%
		Health Care	3.6%	Clearwater Paper Corporation	1.3%
		Consumer Staples	0.7%	Kirby Corporation	1.3%
		Telecommunications Services	0.3%	Synnex Corporation	1.3%

				These securities represent 15.7% of the total net assets of the Portfolio.

Thrivent Small Cap Stock Portfolio

Matthew D. Finn, CFA, Portfolio Manager

Thrivent Small Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of small companies. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.8%	Industrials	20.0%	EMCOR Group, Inc.	2.9%
Short-Term Investments	4.1%	Financials	19.3%	NorthWestern Corporation	2.6%
Commercial Paper	0.1%	Information Technology	17.8%	DST Systems, Inc.	2.6%
Total	100.0%	Consumer Discretionary	10.2%	Market Vectors Oil Service ETF	2.3%
		Health Care	8.4%	Materials Select Sector SPDR Fund	2.2%
		Energy	6.3%	Broadridge Financial Solutions, Inc.	2.2%
		Materials	5.5%	H.B. Fuller Company	2.2%
		Utilities	3.6%	Landstar System, Inc.	2.1%
		Consumer Staples	2.7%	Affiliated Managers Group, Inc.	2.0%
		Telecommunications Services	1.0%	CNO Financial Group, Inc.	2.0%

				These securities represent 23.1% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Small Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Small Cap Index Portfolio strives for capital growth that tracks the performance of the S&P SmallCap 600 Index.

The Portfolio primarily invests in small company common stocks. Smaller, less seasoned companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	95.5%	Financials	20.1%	Questcor Pharmaceuticals, Inc.	0.7%
Short-Term Investments	4.5%	Information Technology	17.0%	Centene Corporation	0.6%
Total	100.0%	Industrials	14.9%	Teledyne Technologies, Inc.	0.5%
		Consumer Discretionary	13.8%	Toro Company	0.5%
		Health Care	10.7%	Tanger Factory Outlet Centers, Inc.	0.5%
		Materials	6.1%	Darling Ingredients, Inc.	0.5%
		Energy	4.8%	Synaptics, Inc.	0.5%
		Utilities	3.7%	Moog, Inc.	0.4%
		Consumer Staples	3.4%	EnerSys, Inc.	0.4%
		Telecommunications Services	0.5%	Curtiss-Wright Corporation	0.4%

				These securities represent 5.0% of the total net assets of the Portfolio.

Thrivent Mid Cap Growth Portfolio

Andrea J. Thomas, CFA, Portfolio Manager

Thrivent Mid Cap Growth Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)
Common Stock	97.4%	Industrials	20.8%	United Rentals, Inc.	2.3%
Short-Term Investments	2.6%	Information Technology	19.7%	Perrigo Company plc	2.0%
Total	100.0%	Consumer Discretionary	17.0%	Affiliated Managers Group, Inc.	2.0%
		Health Care	11.5%	Stericycle, Inc.	2.0%
		Financials	11.0%	First Republic Bank	2.0%
		Energy	7.0%	Discover Financial Services	1.9%
		Materials	3.9%	Agilent Technologies, Inc.	1.9%
		Consumer Staples	3.4%	NXP Semiconductors NV	1.8%
		Telecommunications Services	2.2%	AMETEK, Inc.	1.8%
				Marriott International, Inc.	1.7%

				These securities represent 19.4% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Mid Cap Value Portfolio

Subadvised by Goldman Sachs Asset Management, L.P.

Thrivent Partner Mid Cap Value Portfolio seeks to achieve long-term capital appreciation.

The Portfolio primarily invests in securities of mid-cap issuers, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	97.8%	Financials	27.4%	CIGNA Corporation	2.0%
Short-Term Investments	2.2%	Industrials	13.2%	Agilent Technologies, Inc.	2.0%
Total	100.0%	Information Technology	13.1%	Cardinal Health, Inc.	1.9%
		Consumer Discretionary	11.2%	Principal Financial Group, Inc.	1.8%
		Health Care	7.9%	Lincoln National Corporation	1.7%
		Energy	7.8%	AvalonBay Communities, Inc.	1.7%
		Utilities	6.6%	M&T Bank Corporation	1.6%
		Materials	5.7%	Triumph Group, Inc.	1.6%
		Consumer Staples	4.3%	Kroger Company	1.5%
				Chesapeake Energy Corporation	1.5%

				These securities represent 17.3% of the total net assets of the Portfolio.

Thrivent Mid Cap Stock Portfolio

Brian J. Flanagan, CFA, Portfolio Manager

Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of mid-sized companies, which often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	92.6%	Financials	20.6%	Alliance Data Systems Corporation	3.7%
Short-Term Investments	7.4%	Information Technology	19.4%	Illumina, Inc.	3.5%
Total	100.0%	Industrials	16.0%	NVIDIA Corporation	2.6%
		Health Care	12.7%	Applied Materials, Inc.	2.5%
		Consumer Discretionary	7.2%	Oshkosh Corporation	2.4%
		Energy	6.2%	Southwest Airlines Company	2.4%
		Consumer Staples	3.8%	ADT Corporation	2.0%
		Materials	3.7%	DISH Network Corporation	2.0%
		Utilities	2.5%	Huntington Bancshares, Inc.	1.9%
				Lazard, Ltd.	1.7%

				These securities represent 24.7% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Mid Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.

The Portfolio primarily invests in mid-sized company stocks, which often have greater price volatility, lower trading volume, and less liquidity than stocks of larger, more established companies. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	92.6%	Financials	20.2%	SL Green Realty Corporation	0.6%
Short-Term Investments	7.4%	Industrials	15.7%	Equinix, Inc.	0.6%

Total	100.0%	Information Technology	15.1%	United Rentals, Inc.	0.6%
		Consumer Discretionary	12.0%	Henry Schein, Inc.	0.6%
		Health Care	8.8%	Realty Income Corporation	0.6%
		Materials	7.0%	Advance Auto Parts, Inc.	0.6%
		Energy	4.8%	Endo International plc	0.6%
		Utilities	4.4%	Hanesbrands, Inc.	0.6%
		Consumer Staples	3.2%	Trimble Navigation, Ltd.	0.5%
		Telecommunications Services	0.5%	Church & Dwight Company, Inc.	0.5%

				These securities represent 5.8% of the total net assets of the Portfolio.

Thrivent Partner Worldwide Allocation Portfolio

Subadvised by Principal Global Investors, LLC, Mercator Asset Management, LP, DuPont Capital Management Corporation, Aberdeen Asset Managers Limited and Goldman Sachs Asset Management, L.P.

Thrivent Partner Worldwide Allocation Portfolio seeks long-term capital growth.

The Portfolio primarily invests in equity and debt securities of issuers throughout the world. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The investment styles employed by the Portfolio’s sub-advisers may not be complementary.

Portfolio Composition		Major Market Sectors		Top 10 Countries
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	88.1%	Financials	21.8%	Japan	13.4%
Long-Term Fixed Income	9.1%	Industrials	15.8%	United Kingdom	9.6%
Short-Term Investments	2.0%	Consumer Discretionary	13.4%	Switzerland	7.5%
Preferred Stock	0.8%	Materials	8.9%	France	6.4%

Total	100.0%	Energy	7.3%	Germany	6.2%
		Health Care	6.5%	Italy	3.6%
		Consumer Staples	6.4%	South Korea	3.6%
		Foreign Government	6.2%	Canada	3.5%
		Information Technology	5.7%	Australia	3.5%
		Utilities	2.8%	Hong Kong	3.2%

				Investments in securities in these countries represent 60.5% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors, Top 10 Holdings and Top 10 Countries are subject to change.

The lists of Major Market Sectors, Top 10 Holdings and Top 10 Countries exclude short-term investments and collateral held for securities loaned. The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner All Cap Portfolio

Subadvised by Pyramis Global Advisors, LLC, an affiliate of Fidelity Investments

Thrivent Partner All Cap Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Small and medium-sized companies often have greater price volatility and less liquidity than larger companies. Large cap companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	98.8%	Information Technology	19.0%	Microsoft Corporation	3.0%
Short-Term Investments	1.2%	Financials	17.1%	Chevron Corporation	2.5%
Total	100.0%	Consumer Discretionary	12.6%	QUALCOMM, Inc.	2.1%
		Health Care	11.8%	Apple, Inc.	2.1%
		Industrials	11.5%	Schlumberger, Ltd.	1.9%
		Energy	9.9%	FedEx Corporation	1.8%
		Consumer Staples	8.3%	Danaher Corporation	1.8%
		Materials	3.7%	Home Depot, Inc.	1.7%
		Utilities	3.0%	Oracle Corporation	1.6%
		Telecommunications Services	2.1%	Gilead Sciences, Inc.	1.6%

				These securities represent 20.1% of the total net assets of the Portfolio.

Thrivent Large Cap Growth Portfolio

David C. Francis, CFA, Portfolio Manager

Thrivent Large Cap Growth Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	94.8%	Information Technology	30.6%	Apple, Inc.	8.3%
Short-Term Investments	5.2%	Consumer Discretionary	19.3%	Gilead Sciences, Inc.	5.7%
Total	100.0%	Health Care	13.6%	Amazon.com, Inc.	4.3%
		Industrials	10.6%	Google, Inc., Class A	3.8%
		Energy	9.5%	QUALCOMM, Inc.	3.8%
		Financials	8.1%	Visa, Inc.	3.2%
		Materials	1.9%	Facebook, Inc.	3.2%
		Consumer Staples	1.3%	Delta Air Lines, Inc.	3.2%
				Weatherford International, Ltd.	3.1%
				Covidien plc	3.0%

				These securities represent 41.6% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Partner Growth Stock Portfolio

Subadvised by T. Rowe Price Associates, Inc.

Thrivent Partner Growth Stock Portfolio seeks long-term growth of capital and, secondarily, to increase dividend income.

The Portfolio primarily invests in common stocks. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment advisers. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	99.2%	Consumer Discretionary	28.8%	Amazon.com, Inc.	4.4%
Short-Term Investments	0.6%	Information Technology	20.8%	Priceline Group, Inc.	3.3%
Preferred Stock	0.2%	Health Care	15.3%	Google, Inc., Class A	3.1%
Total	100.0%	Industrials	13.7%	Google, Inc.	3.1%
		Financials	10.6%	Gilead Sciences, Inc.	3.0%
		Energy	3.7%	Visa, Inc.	2.7%
		Consumer Staples	3.3%	MasterCard, Inc.	2.1%
		Materials	2.1%	Precision Castparts
		Telecommunications		Corporation	2.1%
		Services	1.0%	Biogen Idec, Inc.	2.1%
				McKesson Corporation	2.1%

				These securities represent 28.0% of the total net assets of the Portfolio.

Thrivent Large Cap Value Portfolio

Kurt J. Lauber, CFA, Portfolio Manager

Thrivent Large Cap Value Portfolio seeks long-term growth of capital.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	99.0%	Financials	22.3%	Cisco Systems, Inc.	3.9%
Short-Term Investments	1.0%	Energy	14.6%	Merck & Company, Inc.	3.7%
Total	100.0%	Health Care	13.7%	Citigroup, Inc.	3.4%
		Information Technology	13.3%	MetLife, Inc.	3.3%
		Consumer Discretionary	9.6%	Total SA ADR	3.1%
		Industrials	9.0%	Bank of America Corporation	2.7%
		Consumer Staples	7.2%	Lowe’s Companies, Inc.	2.7%
		Utilities	4.0%	CVS Caremark Corporation	2.7%
		Materials	3.1%	PG&E Corporation	2.5%
		Telecommunications		Schlumberger, Ltd.	2.2%
		Services	1.9%
				These securities represent 30.2% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent Large Cap Stock Portfolio

David C. Francis, CFA and Kurt J. Lauber, CFA, Portfolio Co-Managers

Thrivent Large Cap Stock Portfolio seeks long-term capital growth.

The Portfolio primarily invests in securities of large companies, which may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	93.8%	Information Technology	17.5%	Apple, Inc.	4.3%
Short-Term Investments	6.2%	Financials	15.3%	Weatherford International, Ltd.	3.0%
Preferred Stock	< 0.1%	Health Care	12.4%	Merck & Company, Inc.	2.8%
Total	100.0%	Consumer Discretionary	12.1%	Johnson & Johnson	2.5%
		Energy	10.8%	J.P. Morgan Chase
		Industrials	9.9%	& Company	2.5%
		Consumer Staples	8.3%	Kimberly-Clark Corporation	2.2%
		Utilities	3.3%	Union Pacific Corporation	2.2%
		Materials	2.9%	Boeing Company	1.9%
		Telecommunications		Marathon Oil Corporation	1.9%
		Services	1.0%	Philip Morris International, Inc.	1.8%

				These securities represent 25.1% of the total net assets of the Portfolio.

Thrivent Large Cap Index Portfolio

Kevin R. Brimmer, FSA, Portfolio Manager

Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.

The Portfolio primarily invests in large company common stocks. Large companies may be unable to respond quickly to new competitive challenges and may not be able to attain a high growth rate. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers.

Portfolio Composition		Major Market Sectors		Top 10 Holdings
(% of Portfolio)		(% of Net Assets)		(% of Net Assets)

Common Stock	98.3%	Information Technology	18.0%	Apple, Inc.	3.1%
Short-Term Investments	1.7%	Financials	16.4%	Exxon Mobil Corporation	2.4%
Total	100.0%	Health Care	13.0%	Microsoft Corporation	1.8%
		Consumer Discretionary	11.7%	Johnson & Johnson	1.7%
		Energy	10.6%	General Electric Company	1.5%
		Industrials	10.3%	Wells Fargo & Company	1.4%
		Consumer Staples	9.4%	Chevron Corporation	1.4%
		Materials	3.3%	Berkshire Hathaway, Inc.	1.3%
		Utilities	3.2%	J.P. Morgan Chase
		Telecommunications		& Company	1.2%
		Services	2.4%	Procter & Gamble Company	1.2%

				These securities represent 17.0% of the total net assets of the Portfolio.

Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

The Portfolio Composition chart excludes collateral held for securities loaned.

Thrivent High Yield Portfolio

Paul J. Ocenasek, CFA, Portfolio Manager

Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.

The Portfolio primarily invests in high-yield, high-risk bonds, notes, debentures and other debt obligations, or preferred stocks. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Bond prices generally fall as interest rates rise. Leveraged loans are subject to numerous risks, including liquidity, credit, declines in the value of collateral underlying them, and detrimental legal actions against them. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards.

Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)
Communications Services	19.6%	Whiting Petroleum Corporation	1.1%
Consumer Cyclical	13.7%	Sprint Communications, Inc.	1.0%
Energy	13.3%	Icahn Enterprises, LP	0.9%
Consumer Non-Cyclical	10.2%	Intelsat Jackson Holdings SA	0.8%
Financials	9.2%	Clear Channel Communications,
Capital Goods	7.8%	Inc., Term Loan	0.8%
Basic Materials	7.8%	Choice Hotels International, Inc.	0.8%
Technology	5.4%	Denali Borrower, LLC	0.7%
Transportation	4.9%	Ally Financial, Inc.	0.7%
Utilities	4.1%	Hexion US Finance Corporation/
		Hexion Nova Scotia Finance ULC	0.7%
		Eldorado Resorts, LLC	0.7%

		These securities represent 8.2% of the total net assets of the Portfolio.

Thrivent Income Portfolio

Stephen D. Lowe, CFA, Portfolio Manager

Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.

The Portfolio primarily invests in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities. The value of the Portfolio is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors (% of Net Assets)		Top 10 Holdings (% of Net Assets)
Financials	30.1%	Federal National Mortgage
Communications Services	12.0%	Association Conventional
Energy	9.8%	30-Yr. Pass Through	0.9%
Consumer Non-Cyclical	8.3%	Federal National Mortgage
Consumer Cyclical	6.1%	Association Conventional
Utilities	5.9%	30-Yr. Pass Through	0.9%
Basic Materials	5.4%	U.S. Treasury Notes	0.7%
U.S. Government and Agencies	4.1%	U.S. Treasury Notes	0.5%
Transportation	3.5%	DIRECTV Holdings, LLC	0.4%
Mortgage-Backed Securities	3.0%	U.S. Treasury Notes	0.4%
		Federal National Mortgage
		Association Conventional
		15-yr. Pass Through	0.4%
		Pernod Ricard SA	0.4%
		Federal National Mortgage
		Association Conventional
		30-Yr. Pass Through	0.4%
		U.S. Treasury Notes	0.4%

		These securities represent 5.4% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Bond Index Portfolio

Michael G. Landreville, CFA and CPA (inactive), Portfolio Manager

Thrivent Bond Index Portfolio strives for investment results similar to the total return of the Barclays U.S. Aggregate Bond Index.

The Portfolio primarily invests in investment-grade bonds and other debt securities. The value of the Portfolio is influenced by factors impacting the overall market, the debt market in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
U.S. Government and Agencies	36.9%	Federal National Mortgage
Mortgage-Backed Securities	30.4%	Association Conventional
Financials	9.9%	30-Yr. Pass Through	7.9%
Foreign Government	4.3%	Federal National Mortgage
Utilities	3.6%	Association Conventional
Consumer Cyclical	2.6%	30-Yr. Pass Through	7.6%
Consumer Non-Cyclical	2.4%	Federal National Mortgage
Asset-Backed Securities	2.3%	Association Conventional
Commercial Mortgage-Backed		30-Yr. Pass Through	7.2%
Securities	2.0%	U.S. Treasury Notes	5.6%
Communications Services	1.7%	Federal National Mortgage
		Association Conventional
		15-yr. Pass Through	4.4%
		U.S. Treasury Notes	3.4%
		U.S. Treasury Bonds	2.8%
		U.S. Treasury Notes	2.7%
		U.S. Treasury Notes	2.4%
		U.S. Treasury Notes	2.3%

		These securities represent 46.3% of the total net assets of the Portfolio.

Thrivent Limited Maturity Bond Portfolio

Michael G. Landreville, CFA and CPA (inactive) and Gregory R. Anderson, CFA, Portfolio Co-Managers

Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.

The Portfolio primarily invests in investment-grade debt securities. The value of the Portfolio is influenced by factors impacting the overall market, debt securities in particular, and specific issuers. The Portfolio may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt. The value of mortgage-related and other asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards. The prices of futures contracts can be highly volatile and the loss from investing in them can exceed the initial investment.

Major Market Sectors		Top 10 Holdings
(% of Net Assets)		(% of Net Assets)
Financials	23.7%	U.S. Treasury Notes	3.3%
Asset-Backed Securities	18.3%	U.S. Treasury Notes	1.9%
U.S. Government and Agencies	11.9%	Federal National Mortgage
Mortgage-Backed Securities	6.4%	Association Conventional
Commercial Mortgage-Backed		15-yr. Pass Through	1.8%
Securities	6.3%	U.S. Treasury Bonds, TIPS	1.6%
Foreign Government	5.7%	Federal Home Loan Mortgage
Collateralized Mortgage		Corporation Gold 30-Yr.
Obligations	4.7%	Pass Through	1.0%
Communications Services	4.3%	Master Credit Card Trust	0.9%
Consumer Non-Cyclical	3.9%	Nissan Master Owner Trust
Energy	2.5%	Receivables	0.8%
		Federal National Mortgage
		Association Conventional
		30-Yr. Pass Through	0.8%
		U.S. Treasury Notes, TIPS	0.8%
		Canada Government International
		Bond	0.8%

		These securities represent 13.7% of the total net assets of the Portfolio.

Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.

The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.

Bond Quality Ratings Distributions exclude collateral held for securities loaned.

Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. If a fixed income security is not rated by Moody’s or S&P the Portfolio’s investment adviser has assigned a rating based on its credit evaluation.

Thrivent Money Market Portfolio

William D. Stouten, Portfolio Manager

Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.

The Portfolio invests in high quality, short-term money market instruments. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Credit risk is the risk that an issuer of a debt security may not pay its debt. Low or declining short-term interest rates can negatively impact the Portfolio. The financial services industry is particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. The Portfolio could experience a loss when selling portfolio securities to meet redemption requests.

Portfolio Composition (% of Portfolio)

Government Agency Debt	21.9%
Asset Backed Commercial Paper	17.9%
Other Commercial Paper	16.8%
Financial Company Commercial Paper	15.2%
Certificate of Deposit	10.4%
Other Note	8.8%
Investment Company	7.5%
Variable Rate Demand Note	1.5%
Total	100.0%

An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the Federal Deposit

Insurance Corporation (FDIC) or any other government agency.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share,

it is possible to lose money by investing in the Portfolio.

Quoted Portfolio Composition is subject to change.

Shareholder Expense Example

(unaudited)

As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014. Shares in a Portfolio are currently sold, without sales charges, only to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance Company, and retirement plans sponsored by Thrivent Financial for Lutherans. Expenses associated with these variable contracts and retirement plans are not included in these examples and had these costs been included, your costs would have been higher.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 01/01/2014	Ending Account Value 06/30/2014	Expenses Paid During Period 01/01/2014 - 06/30/2014*	Annualized Expense Ratio
Thrivent Aggressive Allocation Portfolio
Actual	$1,000	$1,054	$2.42	0.47%
Hypothetical**	$1,000	$1,022	$2.38	0.47%
Thrivent Moderately Aggressive Allocation Portfolio
Actual	$1,000	$1,056	$2.25	0.44%
Hypothetical**	$1,000	$1,023	$2.22	0.44%
Thrivent Moderate Allocation Portfolio
Actual	$1,000	$1,051	$2.19	0.43%
Hypothetical**	$1,000	$1,023	$2.16	0.43%
Thrivent Moderately Conservative Allocation Portfolio
Actual	$1,000	$1,047	$2.20	0.43%
Hypothetical**	$1,000	$1,023	$2.17	0.43%
Thrivent Growth and Income Plus Portfolio
Actual	$1,000	$1,033	$4.03	0.80%
Hypothetical**	$1,000	$1,021	$4.01	0.80%
Thrivent Balanced Income Plus Portfolio
Actual	$1,000	$1,049	$3.25	0.64%
Hypothetical**	$1,000	$1,022	$3.20	0.64%
Thrivent Diversified Income Plus Portfolio
Actual	$1,000	$1,045	$2.46	0.48%
Hypothetical**	$1,000	$1,022	$2.43	0.48%

	Beginning Account Value 01/01/2014	Ending Account Value 06/30/2014	Expenses Paid During Period 01/01/2014 - 06/30/2014*	Annualized Expense Ratio
Thrivent Opportunity Income Plus Portfolio
Actual	$1,000	$1,037	$3.92	0.78%
Hypothetical**	$1,000	$1,021	$3.88	0.78%
Thrivent Partner Technology Portfolio
Actual	$1,000	$1,041	$5.23	1.03%
Hypothetical**	$1,000	$1,020	$5.18	1.03%
Thrivent Partner Healthcare Portfolio
Actual	$1,000	$1,165	$6.28	1.17%
Hypothetical**	$1,000	$1,019	$5.85	1.17%
Thrivent Natural Resources Portfolio
Actual	$1,000	$1,132	$5.39	1.02%
Hypothetical**	$1,000	$1,020	$5.11	1.02%
Thrivent Partner Emerging Markets Equity Portfolio
Actual	$1,000	$1,071	$7.19	1.40%
Hypothetical**	$1,000	$1,018	$7.00	1.40%
Thrivent Real Estate Securities Portfolio
Actual	$1,000	$1,176	$4.98	0.92%
Hypothetical**	$1,000	$1,020	$4.62	0.92%
Thrivent Partner Small Cap Growth Portfolio
Actual	$1,000	$991	$4.79	0.97%
Hypothetical**	$1,000	$1,020	$4.86	0.97%
Thrivent Partner Small Cap Value Portfolio
Actual	$1,000	$1,024	$4.32	0.86%
Hypothetical**	$1,000	$1,021	$4.31	0.86%
Thrivent Small Cap Stock Portfolio
Actual	$1,000	$1,026	$3.73	0.74%
Hypothetical**	$1,000	$1,021	$3.72	0.74%
Thrivent Small Cap Index Portfolio
Actual	$1,000	$1,030	$2.16	0.43%
Hypothetical**	$1,000	$1,023	$2.15	0.43%
Thrivent Mid Cap Growth Portfolio
Actual	$1,000	$1,018	$2.29	0.46%
Hypothetical**	$1,000	$1,023	$2.30	0.46%
Thrivent Partner Mid Cap Value Portfolio
Actual	$1,000	$1,087	$4.11	0.79%
Hypothetical**	$1,000	$1,021	$3.98	0.79%
Thrivent Mid Cap Stock Portfolio
Actual	$1,000	$1,099	$3.69	0.71%
Hypothetical**	$1,000	$1,021	$3.55	0.71%
Thrivent Mid Cap Index Portfolio
Actual	$1,000	$1,072	$2.45	0.48%
Hypothetical**	$1,000	$1,022	$2.39	0.48%
Thrivent Partner Worldwide Allocation Portfolio
Actual	$1,000	$1,042	$4.61	0.91%
Hypothetical**	$1,000	$1,020	$4.56	0.91%
Thrivent Partner All Cap Portfolio
Actual	$1,000	$1,054	$4.84	0.95%
Hypothetical**	$1,000	$1,020	$4.76	0.95%

	Beginning Account Value 01/01/2014	Ending Account Value 06/30/2014	Expenses Paid During Period 01/01/2014 - 06/30/2014*	Annualized Expense Ratio
Thrivent Large Cap Growth Portfolio
Actual	$1,000	$1,064	$2.25	0.44%
Hypothetical**	$1,000	$1,023	$2.20	0.44%
Thrivent Partner Growth Stock Portfolio
Actual	$1,000	$1,025	$4.61	0.92%
Hypothetical**	$1,000	$1,020	$4.59	0.92%
Thrivent Large Cap Value Portfolio
Actual	$1,000	$1,060	$3.25	0.64%
Hypothetical**	$1,000	$1,022	$3.19	0.64%
Thrivent Large Cap Stock Portfolio
Actual	$1,000	$1,066	$3.39	0.66%
Hypothetical**	$1,000	$1,022	$3.31	0.66%
Thrivent Large Cap Index Portfolio
Actual	$1,000	$1,069	$2.02	0.39%
Hypothetical**	$1,000	$1,023	$1.98	0.39%
Thrivent High Yield Portfolio
Actual	$1,000	$1,050	$2.25	0.44%
Hypothetical**	$1,000	$1,023	$2.22	0.44%
Thrivent Income Portfolio
Actual	$1,000	$1,058	$2.23	0.44%
Hypothetical**	$1,000	$1,023	$2.19	0.44%
Thrivent Bond Index Portfolio
Actual	$1,000	$1,041	$2.39	0.47%
Hypothetical**	$1,000	$1,022	$2.37	0.47%
Thrivent Limited Maturity Bond Portfolio
Actual	$1,000	$1,015	$2.20	0.44%
Hypothetical**	$1,000	$1,023	$2.21	0.44%
Thrivent Money Market Portfolio
Actual	$1,000	$1,000	$0.94	0.19%
Hypothetical**	$1,000	$1,024	$0.95	0.19%

*	Expenses are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.
**	Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Mutual Funds (49.6%)	Value
Equity Mutual Funds (45.8%)
4,044,547	Thrivent Partner Small Cap Growth Portfolio	$68,135,254
708,951	Thrivent Partner Small Cap Value Portfolio	19,947,332
1,737,044	Thrivent Small Cap Stock Portfolio	31,263,836
1,693,599	Thrivent Partner Mid Cap Value Portfolio	29,402,226
2,633,658	Thrivent Mid Cap Stock Portfolio	48,756,121
11,481,744	Thrivent Partner Worldwide Allocation Portfolio	117,617,834
2,807,135	Thrivent Large Cap Value Portfolio	45,802,907
3,155,081	Thrivent Large Cap Stock Portfolio	39,382,039

	Total	400,307,549

Fixed Income Mutual Funds (3.8%)
1,559,508	Thrivent High Yield Portfolio	8,060,627
710,437	Thrivent Opportunity Income Plus Portfolio	7,356,289
650,183	Thrivent Income Portfolio	6,897,468
1,097,030	Thrivent Limited Maturity Bond Portfolio	10,843,378

	Total	33,157,762

	Total Mutual Funds (cost $376,928,029)	433,465,311

	Common Stock (40.4%)
Consumer Discretionary (6.0%)
2,350	Aaron’s, Inc.	83,754
3,100	Abercrombie & Fitch Company	134,075
12,356	Amazon.com, Inc.[a,b]	4,012,982
6,250	AutoZone, Inc.[a]	3,351,500
6,800	Barnes & Noble, Inc.[a]	154,972
18,600	Best Buy Company, Inc.	576,786
2,750	Big Lots, Inc.[a]	125,675
6,700	Bloomin’ Brands, Inc.[a]	150,281
9,260	BorgWarner, Inc.	603,659
1,150	Brinker International, Inc.	55,947
18,700	Cablevision Systems Corporation	330,055
5,230	CBS Corporation	324,992
31,840	Cheesecake Factory, Inc.	1,478,013
2,550	Children’s Place Retail Stores, Inc.	126,556
1,550	Coinstar, Inc.[a]	91,993
96,398	Comcast Corporation[b]	5,174,645
2,200	Deckers Outdoor Corporation[a]	189,926
21,229	Delphi Automotive plc	1,459,281
1,900	DeVry Education Group, Inc.	80,446
3,659	Discovery Communications, Inc.[a]	271,791
8,450	DISH Network Corporation[a]	549,926
16,128	Dollar Tree, Inc.[a]	878,331
6,530	Dunkin’ Brands Group, Inc.	299,139
23,750	Ford Motor Company	409,450
3,350	G-III Apparel Group, Ltd.[a]	273,561
11,130	GNC Holdings, Inc.	379,533
1,850	Harman International Industries, Inc.	198,745
32,450	Home Depot, Inc.[b]	2,627,152
7,480	HomeAway, Inc.[a]	260,454
45,060	Houghton Mifflin Harcourt Company[a]	863,350
2,900	Iconix Brand Group, Inc.[a]	124,526
40,609	Ignite Restaurant Group, Inc.[a]	591,267
3,450	ITT Educational Services, Inc.[a]	57,580
1,200	Jack in the Box, Inc.	71,808
3,600	Kohl’s Corporation	189,648
5,150	Lamar Advertising Company	272,950
46,060	Las Vegas Sands Corporation	3,510,693
6,800	Liberty Interactive Corporation[a]	199,648
5,079	Limited Brands, Inc.	297,934
2,150	Lions Gate Entertainment Corporation	61,447
11,250	Live Nation Entertainment, Inc.[a]	277,763
21,970	Lowe’s Companies, Inc.	1,054,340
10,600	Macy’s, Inc.	615,012
10,790	Marriott International, Inc.	691,639
2,650	Marriott Vacations Worldwide Corporation[a]	155,370
55,705	MDC Partners, Inc.	1,197,100
1,900	Meredith Corporation	91,884
300	Michael Kors Holdings, Ltd.[a]	26,595
2,350	Multimedia Games Holding Company, Inc.[a]	69,654
5,300	Nautilus, Inc.[a]	58,777
18,360	News Corporation	628,463
43,050	NIKE, Inc.	3,338,527
13,663	NutriSystem, Inc.	233,774
5,800	Omnicom Group, Inc.	413,076
7,700	Orbitz Worldwide, Inc.[a]	68,530
3,408	O’Reilly Automotive, Inc.[a]	513,245
12,450	Papa John’s International, Inc.	527,755
6,742	PetSmart, Inc.	403,172
3,400	PVH Corporation	396,440
3,300	Restoration Hardware Holdings, Inc.[a]	307,065
2,430	Ross Stores, Inc.	160,696
6,600	Scientific Games Corporation[a]	73,392
4,450	Scripps Networks Interactive, Inc.	361,073
10,150	Smith & Wesson Holding Corporation[a]	147,581
27,670	Staples, Inc.	299,943
27,600	Starbucks Corporation	2,135,688
6,960	Starwood Hotels & Resorts Worldwide, Inc.	562,507
5,280	Time Warner Cable, Inc.	777,744
14,730	Toll Brothers, Inc.[a]	543,537
4,226	Tractor Supply Company	255,250
63,800	Tuesday Morning Corporation[a]	1,136,916
55,850	Twenty-First Century Fox, Inc.	1,963,128
7,420	Under Armour, Inc.[a]	441,416
6,334	VF Corporation	399,042
5,900	Wyndham Worldwide Corporation	446,748
2,000	Wynn Resorts, Ltd.	415,120
3,550	Zumiez, Inc.[a]	97,945

	Total	52,180,378

Consumer Staples (1.6%)
16,500	Altria Group, Inc.	692,010
2,295	Andersons, Inc.	118,376
16,300	Anheuser-Busch InBev NV ADR	1,873,522
20,773	Annie’s, Inc.[a]	702,543
15,100	Archer-Daniels-Midland Company	666,061
9,200	Bunge, Ltd.	695,888
4,400	Coca-Cola Enterprises, Inc.	210,232
1,800	Colgate-Palmolive Company	122,724
26,900	CVS Caremark Corporation	2,027,453

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (40.4%)	Value
Consumer Staples (1.6%) - continued
2,850	Green Mountain Coffee Roasters, Inc.	$355,139
6,040	Hain Celestial Group, Inc.[a]	535,990
13,050	Ingredion, Inc.	979,272
1,700	J.M. Smucker Company	181,169
3,300	Kimberly-Clark Corporation	367,026
3,423	Kraft Foods Group, Inc.	205,209
4,550	Kroger Company	224,907
14,470	Mondelez International, Inc.	544,217
7,280	Monster Beverage Corporation[a]	517,098
3,691	Philip Morris International, Inc.	311,188
7,250	Pilgrim’s Pride Corporation[a]	198,360
4,200	Procter & Gamble Company	330,078
43,200	Rite Aid Corporation[a]	309,744
1,000	Sanderson Farms, Inc.	97,200
3,090	United Natural Foods, Inc.[a]	201,159
1,900	Wal-Mart Stores, Inc.	142,633
43,920	WhiteWave Foods Company[a]	1,421,690
2,034	Whole Foods Market, Inc.	78,573

	Total	14,109,461

Energy (5.2%)
71,870	Alpha Natural Resources, Inc.[a]	266,638
1,370	Atwood Oceanics, Inc.[a]	71,898
2,300	Baker Hughes, Inc.	171,235
5,500	Basic Energy Services, Inc.[a]	160,710
1,485	Cabot Oil & Gas Corporation	50,698
60,140	Cameron International Corporation[a]	4,072,079
11,220	Chevron Corporation	1,464,771
680	Cimarex Energy Company	97,553
20,900	Cobalt International Energy, Inc.[a]	383,515
8,518	Concho Resources, Inc.[a]	1,230,851
1,250	ConocoPhillips	107,162
3,920	Denbury Resources, Inc.	72,363
1,000	Diamondback Energy, Inc.[a]	88,800
6,900	Dril-Quip, Inc.[a]	753,756
500	Energen Corporation	44,440
950	Ensco plc	52,791
27,366	EOG Resources, Inc.	3,197,991
13,591	EQT Corporation	1,452,878
5,200	Exterran Holdings, Inc.	233,948
20,450	Exxon Mobil Corporation	2,058,906
100	Frank’s International NV	2,460
3,900	Green Plains, Inc.	128,193
1,200	Gulfmark Offshore, Inc.	54,216
600	Gulfport Energy Corporation[a]	37,680
950	Helmerich & Payne, Inc.	110,304
1,200	Hess Corporation	118,668
4,520	HollyFrontier Corporation	197,479
5,400	Kosmos Energy, Ltd.[a]	60,642
108,618	Marathon Oil Corporation	4,336,031
24,100	Market Vectors Oil Service ETF	1,392,016
15,300	Nabors Industries, Ltd.	449,361
11,930	National Oilwell Varco, Inc.	982,435
1,580	Noble Corporation	53,025
1,080	Noble Energy, Inc.	83,657
34,130	Oasis Petroleum, Inc.[a]	1,907,526
4,800	Occidental Petroleum Corporation	492,624
1,025	Oceaneering International, Inc.	80,083
890	Oil States International, Inc.[a]	57,040
3,600	Patterson-UTI Energy, Inc.	125,784
27,039	Peabody Energy Corporation	442,088
16,800	Petroleo Brasileiro SA ADR	245,784
950	Phillips 66	76,409
1,960	Pioneer Natural Resources Company	450,428
1,850	QEP Resources, Inc.	63,825
685	Range Resources Corporation	59,561
30,910	Rex Energy Corporation[a]	547,416
11,070	Rosetta Resources, Inc.[a]	607,190
1,450	Rowan Companies plc	46,298
8,500	SandRidge Energy, Inc.[a]	60,775
43,470	Schlumberger, Ltd.	5,127,286
13,815	SM Energy Company	1,161,841
32,410	Southwestern Energy Company[a]	1,474,331
6,920	Superior Energy Services, Inc.	250,089
22,600	Total SA ADR	1,631,720
39,722	Trinidad Drilling, Ltd.	450,807
1,150	Unit Corporation[a]	79,154
235,966	Weatherford International, Ltd.[a]	5,427,218
2,695	Whiting Petroleum Corporation[a]	216,274

	Total	45,120,701

Financials (6.5%)
4,630	ACE, Ltd.	480,131
9,942	Affiliated Managers Group, Inc.[a]	2,042,087
19,420	Allied World Assurance Company Holdings AG	738,348
6,590	Allstate Corporation	386,965
9,500	American Assets Trust, Inc.	328,225
12,550	American International Group, Inc.	684,979
5,000	Ameriprise Financial, Inc.	600,000
2,000	AmTrust Financial Services, Inc.	83,620
2,062	Argo Group International Holdings, Ltd.	105,389
62,120	Bank of America Corporation	954,784
2,550	Banner Corporation	101,057
31,320	BBCN Bancorp, Inc.	499,554
12,250	Berkshire Hathaway, Inc.[a]	1,550,360
11,200	Blackstone Group, LPa	374,528
3,005	Boston Properties, Inc.	355,131
6,150	Camden Property Trust	437,572
1,900	CBRE Group, Inc.[a]	60,876
50,271	Citigroup, Inc.	2,367,764
2,222	CNA Financial Corporation	89,813
67,550	CNO Financial Group, Inc.	1,202,390
11,350	Comerica, Inc.	569,316
4,050	Crown Castle International Corporation	300,753
6,900	DDR Corporation	121,647
8,305	Deutsche Bank AG	292,170
3,250	Digital Realty Trust, Inc.	189,540
17,472	Discover Financial Services	1,082,915
10,600	Duke Realty Corporation	192,496
29,340	Education Realty Trust, Inc.	315,112
5,589	Equity Residential	352,107
5,800	Extra Space Storage, Inc.	308,850
23,500	Fifth Third Bancorp	501,725
10,900	First Horizon National Corporation	129,274
24,350	First Niagara Financial Group, Inc.	212,819
23,500	First Republic Bank	1,292,265
7,400	Fulton Financial Corporation	91,686
7,237	Gaming and Leisure Properties, Inc.	245,841
2,350	General Growth Properties, Inc.	55,366

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (40.4%)	Value
Financials (6.5%) - continued
105,314	Genworth Financial, Inc.[a]	$1,832,464
34,040	Hanmi Financial Corporation	717,563
14,677	HCC Insurance Holdings, Inc.	718,292
3,354	Health Care REIT, Inc.	210,195
23,698	Host Hotels & Resorts, Inc.	521,593
110,300	Huntington Bancshares, Inc.	1,052,262
1,200	Intercontinental Exchange, Inc.	226,680
16,730	Invesco, Ltd.	631,558
10,080	iShares Russell 2000 Index Fund	1,197,605
33,623	J.P. Morgan Chase & Company	1,937,357
24,650	KeyCorp	353,234
9,279	Kimco Realty Corporation	213,231
9,381	Lazard, Ltd.	483,684
2,750	M&T Bank Corporation	341,137
3,150	Macerich Company	210,262
16,200	MBIA, Inc.[a]	178,848
20,830	MetLife, Inc.	1,157,315
3,450	Montpelier Re Holdings, Inc.	110,227
22,790	Morgan Stanley	736,801
12,750	NASDAQ OMX Group, Inc.	492,405
5,950	Navient Corporation	105,375
6,700	Northern Trust Corporation	430,207
3,450	Old Republic International Corporation	57,063
15,070	PacWest Bancorp	650,572
15,640	Parkway Properties, Inc.	322,966
23,710	Pebblebrook Hotel Trust	876,322
4,350	Piedmont Office Realty Trust, Inc.	82,389
3,950	Popular, Inc.[a]	135,011
2,100	Portfolio Recovery Associates, Inc.[a]	125,013
3,400	Progressive Corporation	86,224
5,000	Prologis, Inc.	205,450
4,350	Protective Life Corporation	301,585
7,350	Prudential Financial, Inc.	652,459
1,153	Public Storage, Inc.	197,567
12,350	Radian Group, Inc.	182,903
1,700	Realty Income Corporation	75,514
6,650	RLJ Lodging Trust	192,119
2,050	Ryman Hospitality Properties	98,707
3,310	Simon Property Group, Inc.	550,387
61,650	SPDR Euro Stoxx 50 ETF	2,667,596
4,900	SPDR Gold Trust[a]	627,396
23,050	SPDR S&P 500 ETF Trust	4,511,346
2,680	State Street Corporation	180,257
5,250	Strategic Hotels & Resorts, Inc.[a]	61,478
12,740	SVB Financial Group[a]	1,485,739
23,910	Synovus Financial Corporation	582,926
5,110	T. Rowe Price Group, Inc.	431,335
3,600	Tanger Factory Outlet Centers, Inc.	125,892
11,000	TD Ameritrade Holding Corporation	344,850
24,490	Terreno Realty Corporation	473,392
15,430	Texas Capital Bancshares, Inc.[a]	832,448
16,850	Visa, Inc.	3,550,464
2,797	Vornado Realty Trust	298,524
3,850	W.R. Berkley Corporation	178,293
1,655	Washington Prime Group, Inc.[a]	31,015
7,833	Wells Fargo & Company	411,702
23,890	Western Alliance Bancorp[a]	568,582
4,800	Weyerhaeuser Company	158,832
25,570	Zions Bancorporation	753,548

	Total	56,623,616

Health Care (5.1%)
2,500	Abbott Laboratories	102,250
19,150	Acorda Therapeutics, Inc.[a]	645,547
2,499	Actavis, Inc.[a]	557,402
10,050	Aetna, Inc.	814,854
19,000	Affymetrix, Inc.[a]	169,290
27,100	Akorn, Inc.[a]	901,075
1,233	Albany Molecular Research, Inc.[a]	24,808
9,240	Align Technology, Inc.[a]	517,810
26,100	Allscripts Healthcare Solutions, Inc.[a]	418,905
5,872	AmerisourceBergen Corporation	426,660
1,400	Amgen, Inc.	165,718
5,100	AMN Healthcare Services, Inc.[a]	62,730
10,610	Baxter International, Inc.	767,103
1,200	Biogen Idec, Inc.[a]	378,372
7,840	BioMarin Pharmaceutical, Inc.[a]	487,726
59,200	BioScrip, Inc.[a]	493,728
61,000	Boston Scientific Corporation[a]	778,970
7,000	Bruker Corporation[a]	169,890
2,358	C.R. Bard, Inc.	337,218
2,600	Capital Senior Living Corporation[a]	61,984
8,450	Cardinal Health, Inc.	579,332
3,286	Catamaran Corporation[a]	145,110
8,450	Centene Corporation[a]	638,904
56,410	Cerner Corporation[a]	2,909,628
1,650	Charles River Laboratories International, Inc.[a]	88,308
600	Chemed Corporation	56,232
2,950	Community Health Systems, Inc.[a]	133,841
2,000	Cooper Companies, Inc.	271,060
3,200	Covance, Inc.[a]	273,856
47,610	Covidien plc	4,293,470
1,800	Cubist Pharmaceuticals, Inc.[a]	125,676
3,000	DaVita HealthCare Partners, Inc.[a]	216,960
5,200	DENTSPLY International, Inc.	246,220
7,020	Envision Healthcare Holdings, Inc.[a]	252,088
33,596	ExamWorks Group, Inc.[a]	1,066,001
5,000	Express Scripts Holding Company[a]	346,650
83,350	Gilead Sciences, Inc.[a]	6,910,548
2,350	Globus Medical, Inc.[a]	56,212
1,200	Greatbatch, Inc.[a]	58,872
5,350	HCA Holdings, Inc.[a]	301,633
20,800	Hologic, Inc.[a]	527,280
4,100	Humana, Inc.	523,652
5,400	Illumina, Inc.[a]	964,116
2,650	Impax Laboratories, Inc.[a]	79,473
41,702	Johnson & Johnson	4,362,863
1,450	LifePoint Hospitals, Inc.[a]	90,045
4,700	McKesson Corporation	875,187
6,450	Medicines Company[a]	187,437
24,980	Merck & Company, Inc.	1,445,093
2,164	Mettler-Toledo International, Inc.[a]	547,882
7,350	Molina Healthcare, Inc.[a]	328,030
1,700	Myriad Genetics, Inc.[a]	66,164
20,900	Neurocrine Biosciences, Inc.[a]	310,156
30,021	NuVasive, Inc.[a]	1,067,847
7,950	PAREXEL International Corporation[a]	420,078
5,650	PerkinElmer, Inc.	264,646
5,500	Perrigo Company plc	801,680
17,100	Pfizer, Inc.	507,528
3,050	PharMerica Corporation[a]	87,200
1,650	Prestige Brands Holdings, Inc.[a]	55,919

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (40.4%)	Value
Health Care (5.1%) - continued
1,500	Providence Service Corporation[a]	$54,885
2,600	Qiagen NVa	63,570
2,500	Quest Diagnostics, Inc.	146,725
2,150	Seattle Genetics, Inc.[a]	82,237
3,750	Select Medical Holdings Corporation	58,500
7,450	Spectrum Pharmaceuticals, Inc.[a]	60,569
2,150	St. Jude Medical, Inc.	148,887
5,430	Team Health Holdings, Inc.[a]	271,174
550	Thermo Fisher Scientific, Inc.	64,900
15,063	UnitedHealth Group, Inc.	1,231,400
7,300	Universal Health Services, Inc.	699,048
900	Vertex Pharmaceuticals, Inc.[a]	85,212
3,800	Volcano Corporation[a]	66,918
2,200	Waters Corporation[a]	229,768
1,950	WellPoint, Inc.	209,839
3,150	Zoetis, Inc.	101,651

	Total	44,340,200

Industrials (5.2%)
2,150	3M Company	307,966
2,300	AAR Corporation	63,388
4,520	Acuity Brands, Inc.	624,890
15,850	ADT Corporation	553,799
3,550	Aecom Technology Corporation[a]	114,310
7,050	AGCO Corporation	396,351
2,433	Allegion plc	137,902
13,700	AMETEK, Inc.	716,236
13,950	Apogee Enterprises, Inc.	486,297
6,006	B/E Aerospace, Inc.[a]	555,495
21,700	Boeing Company	2,760,891
4,057	Briggs & Stratton Corporation	83,006
1,600	Caterpillar, Inc.	173,872
15,580	CLARCOR, Inc.	963,623
1,900	Colfax Corporation[a]	141,626
4,900	Covanta Holding Corporation	100,989
32,655	CSX Corporation	1,006,101
106,100	Delta Air Lines, Inc.	4,108,192
33,424	EMCOR Group, Inc.	1,488,371
6,560	Esterline Technologies Corporation[a]	755,187
9,300	Exelis, Inc.	157,914
5,370	Fastenal Company	265,761
10,031	Flowserve Corporation	745,805
39,600	Fluor Corporation	3,045,240
9,810	Fortune Brands Home and Security, Inc.	391,713
15,320	GATX Corporation	1,025,521
5,370	Graco, Inc.	419,290
15,730	Granite Construction, Inc.	565,965
33,800	HNI Corporation	1,321,918
6,365	Honeywell International, Inc.	591,627
4,800	Huntington Ingalls Industries, Inc.	454,032
12,950	Ingersoll-Rand plc	809,504
64,061	Interface, Inc.	1,206,909
6,320	Jacobs Engineering Group, Inc.[a]	336,730
3,730	JB Hunt Transport Services, Inc.	275,199
1,700	Joy Global, Inc.	104,686
4,500	KAR Auction Services, Inc.	143,415
34,850	Korn/Ferry International[a]	1,023,545
20,900	Landstar System, Inc.	1,337,600
1,850	Lockheed Martin Corporation	297,351
13,617	Manitowoc Company, Inc.	447,455
3,400	Manpower, Inc.	288,490
5,950	Meritor, Inc.[a]	77,588
8,670	Nielsen Holdings NV	419,715
2,775	NOW, Inc.[a]	100,483
2,750	Old Dominion Freight Line, Inc.[a]	175,120
19,775	Oshkosh Corporation	1,098,106
3,178	Parker Hannifin Corporation	399,570
11,712	Pentair, Ltd.	844,669
17,430	Quanta Services, Inc.[a]	602,729
27,320	Ritchie Brothers Auctioneers, Inc.	673,438
14,140	Robert Half International, Inc.	675,044
4,032	Roper Industries, Inc.	588,712
71,500	Southwest Airlines Company	1,920,490
1,750	Spirit Aerosystems Holdings, Inc.[a]	58,975
3,200	Spirit Airlines, Inc.[a]	202,368
6,951	Stericycle, Inc.[a]	823,137
15,320	Tennant Company	1,169,222
37,600	Union Pacific Corporation	3,750,600
8,670	United Rentals, Inc.[a]	908,009
2,298	United Stationers, Inc.	95,298
1,300	United Technologies Corporation	150,085
4,800	Wabash National Corporation[a]	68,400
3,000	WABCO Holdings, Inc.[a]	320,460
650	WESCO International, Inc.[a]	56,147

	Total	45,972,527

Information Technology (8.7%)
12,907	Agilent Technologies, Inc.	741,378
4,750	Akamai Technologies, Inc.[a]	290,035
3,650	Alliance Data Systems Corporation[a]	1,026,563
5,900	Amdocs, Ltd.	273,347
7,550	Amphenol Corporation	727,367
5,035	ANSYS, Inc.[a]	381,754
86,114	Apple, Inc.[b]	8,002,574
31,384	Applied Materials, Inc.	707,709
11,250	Arris Group, Inc.[a]	365,962
3,050	Aruba Networks, Inc.[a]	53,436
164,400	Atmel Corporation[a]	1,540,428
4,297	Autodesk, Inc.[a]	242,265
3,300	AVG Technologies NVa	66,429
2,550	Booz Allen Hamilton Holding Corporation	54,162
3,800	Broadcom Corporation	141,056
31,670	Broadridge Financial Solutions, Inc.	1,318,739
29,450	Brocade Communications Systems, Inc.	270,940
2,100	Cardtronics, Inc.[a]	71,568
5,750	CDW Corporation	183,310
11,532	Ciena Corporation[a]	249,783
2,550	Cirrus Logic, Inc.[a]	57,987
60,850	Cisco Systems, Inc.	1,512,122
13,510	Citrix Systems, Inc.[a]	845,050
6,700	Computer Sciences Corporation	423,440
3,250	Convergys Corporation	69,680
6,850	CoreLogic, Inc.[a]	207,966
3,700	Cornerstone OnDemand, Inc.[a]	170,274
43,800	Corning, Inc.	961,410
2,150	Diodes, Inc.[a]	62,264
20,805	DST Systems, Inc.	1,917,597
26,051	E2open, Inc.[a]	538,474
25,324	eBay, Inc.[a]	1,267,719
14,650	Electronic Arts, Inc.[a]	525,495
115,300	EMC Corporation	3,037,002

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (40.4%)	Value
Information Technology (8.7%) - continued
6,695	Euronet Worldwide, Inc.[a]	$322,967
4,682	F5 Networks, Inc.[a]	521,762
58,400	Facebook, Inc.[a]	3,929,736
14,100	Fortinet, Inc.[a]	354,333
6,350	GameStop Corporation	256,985
5,160	Gartner, Inc.[a]	363,883
6,800	Genpact, Ltd.[a]	119,204
2,550	Global Payments, Inc.	185,767
6,173	Google, Inc.[a]	3,551,203
7,173	Google, Inc., Class Aa	4,193,838
15,280	Guidewire Software, Inc.[a]	621,285
12,000	Hewlett-Packard Company	404,160
1,800	IAC InterActiveCorp	124,614
2,400	iGATE Corporation[a]	87,336
3,460	Imperva, Inc.[a]	90,583
28,300	Informatica Corporation[a]	1,008,895
2,650	International Business Machines Corporation	480,365
2,350	j2 Global, Inc.	119,521
39,710	Juniper Networks, Inc.[a]	974,483
7,215	Lexmark International, Inc.	347,474
680	LinkedIn Corporation[a]	116,600
3,750	Liquidity Services, Inc.[a]	59,100
9,800	Marvell Technology Group, Ltd.	140,434
2,740	Measurement Specialties, Inc.[a]	235,832
4,050	Mentor Graphics Corporation	87,359
7,472	Microchip Technology, Inc.	364,708
13,970	Microsoft Corporation	582,549
86,082	NetApp, Inc.	3,143,715
3,995	Nice Systems, Ltd. ADR	163,036
7,893	Nuance Communications, Inc.[a]	148,152
60,678	NVIDIA Corporation	1,124,970
11,120	NXP Semiconductors NVa	735,922
15,800	Oracle Corporation	640,374
23,456	Plantronics, Inc.	1,127,061
4,850	Polycom, Inc.[a]	60,771
14,540	QLIK Technologies, Inc.[a]	328,895
41,670	QUALCOMM, Inc.[b]	3,300,264
7,350	Red Hat, Inc.[a]	406,235
44,700	Salesforce.com, Inc.[a]	2,596,176
8,650	Sanmina Corporation[a]	197,047
6,603	Sapient Corporation[a]	107,299
7,310	ServiceNow, Inc.[a]	452,928
305	Skyworks Solutions, Inc.	14,323
9,750	SunPower Corporation[a]	399,555
32,580	Symantec Corporation	746,082
4,500	Synopsys, Inc.[a]	174,690
8,100	Take-Two Interactive Software, Inc.[a]	180,144
43,100	Teradata Corporation[a]	1,732,620
50,164	Teradyne, Inc.	983,214
22,280	Texas Instruments, Inc.	1,064,761
19,910	Textura Corporation[a]	470,672
22,950	Ubiquiti Networks, Inc.[a]	1,037,111
13,023	VeriFone Systems, Inc.[a]	478,595
23,745	Virtusa Corporation[a]	850,071
57,850	Vishay Intertechnology, Inc.	896,096
36,350	VMware, Inc.[a]	3,519,044
1,300	WebMD Health Corporation[a]	62,790
1,900	Workday, Inc.[a]	170,734
37,050	Xerox Corporation	460,902
11,480	Xilinx, Inc.	543,119

	Total	76,267,629

Materials (1.2%)
3,900	Airgas, Inc.	424,749
3,300	Albemarle Corporation	235,950
4,150	Alcoa, Inc.	61,793
2,850	Berry Plastics Group, Inc.[a]	73,530
1,000	Cabot Corporation	57,990
8,368	Celanese Corporation	537,895
7,000	Cliffs Natural Resources, Inc.	105,350
850	Compass Minerals International, Inc.	81,379
2,600	Crown Holdings, Inc.[a]	129,376
9,740	Dow Chemical Company	501,220
10,800	Eagle Materials, Inc.	1,018,224
2,800	Eastman Chemical Company	244,580
7,482	FMC Corporation	532,644
18,300	Graphic Packaging Holding Company[a]	214,110
26,860	H.B. Fuller Company	1,291,966
24,740	Materials Select Sector SPDR Fund	1,228,094
5,150	Monsanto Company	642,411
6,300	Mosaic Company	311,535
6,230	Nucor Corporation	306,827
9,850	Owens-Illinois, Inc.[a]	341,204
4,000	Packaging Corporation of America	285,960
6,654	Silgan Holdings, Inc.	338,156
6,243	Silver Wheaton Corporation	164,004
1,350	Sonoco Products Company	59,306
3,349	Southern Copper Corporation	101,709
23,720	Steel Dynamics, Inc.	425,774
32,100	Teck Resources, Ltd.	732,843
6,400	Walter Energy, Inc.	34,880
1,500	Worthington Industries, Inc.	64,560

	Total	10,548,019

Telecommunications Services (0.3%)
15,300	AT&T, Inc.	541,008
21,456	Cogent Communications Group, Inc.	741,305
3,546	SBA Communications Corporation[a]	362,755
2,300	Telephone & Data Systems, Inc.	60,053
8,335	TW Telecom, Inc.[a]	335,984
16,458	Verizon Communications, Inc.	805,290
15,200	Vonage Holdings Corporation[a]	57,000

	Total	2,903,395

Utilities (0.6%)
2,400	Atmos Energy Corporation	128,160
12,950	CMS Energy Corporation	403,393
1,100	Edison International, Inc.	63,921
12,790	NiSource, Inc.	503,159
28,560	NorthWestern Corporation	1,490,546
18,390	PG&E Corporation	883,088
8,650	Public Service Enterprise Group, Inc.	352,833
3,850	Southern Company	174,713
11,348	Southwest Gas Corporation	599,061
1,800	Westar Energy, Inc.	68,742

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (40.4%)	Value
Utilities (0.6%) - continued
8,700	Wisconsin Energy Corporation	$408,204

	Total	5,075,820

	Total Common Stock (cost $273,251,396)	353,141,746

Principal Amount	Long-Term Fixed Income (3.7%)
Asset-Backed Securities (0.1%)
	Renaissance Home Equity Loan Trust
$650,000	6.011%, 5/25/2036	476,802

	Total	476,802

Collateralized Mortgage Obligations (0.1%)
	MASTR Alternative Loans Trust
39,476	0.602%, 12/25/2035[c]	22,381
	Residential Asset Securitization Trust
50,527	0.532%, 8/25/2037[c]	20,842
	Sequoia Mortgage Trust
19,955	2.740%, 9/20/2046	836
169,655	2.740%, 9/20/2046	145,014
	WaMu Mortgage Pass Through Certificates
71,743	2.344%, 9/25/2036	64,380
105,296	2.383%, 10/25/2036	91,858

	Total	345,311

Commercial Mortgage-Backed Securities (<0.1%)
	Credit Suisse Mortgage Capital Certificates
250,000	5.509%, 9/15/2039	268,911
	Government National Mortgage Association
43,601	2.164%, 3/16/2033	43,814
19,987	3.214%, 1/16/2040	20,256

	Total	332,981

Financials (0.1%)
	Achmea Hypotheekbank NV
205,000	3.200%, 11/3/2014[d]	206,953
	Canadian Imperial Bank of Commerce
205,000	2.600%, 7/2/2015[d]	209,674

	Total	416,627

Mortgage-Backed Securities (1.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
875,000	3.000%, 7/1/2029[e]	906,992
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
875,000	4.000%, 7/1/2044[e]	926,953
	Federal National Mortgage Association Conventional 15-yr. Pass Through
1,650,000	3.500%, 8/1/2029[e]	1,744,359
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
3,525,000	3.500%, 7/1/2044[e]	3,628,547
3,375,000	4.000%, 7/1/2044[e]	3,581,719
1,045,000	4.500%, 7/1/2044[e]	1,131,702
2,230,000	4.500%, 8/1/2044[e]	2,409,533

	Total	14,329,805

U.S. Government and Agencies (1.8%)
	Federal National Mortgage Association
860,000	1.375%, 11/15/2016	872,380
665,000	0.875%, 5/21/2018	653,839
	Tennessee Valley Authority
165,000	5.250%, 9/15/2039	200,234
	U.S. Treasury Bonds
5,540,000	3.000%, 5/15/2042	5,224,912
	U.S. Treasury Notes
1,000,000	0.750%, 3/15/2017	1,000,000
275,000	1.625%, 4/30/2019	275,516
250,000	1.625%, 8/15/2022	237,344
1,500,000	1.750%, 5/15/2023	1,420,782
3,350,000	2.500%, 8/15/2023	3,369,892
1,350,000	3.625%, 2/15/2044	1,424,671
	U.S. Treasury Notes, TIPS
1,333,097	0.125%, 4/15/2018	1,377,049

	Total	16,056,619

	Total Long-Term Fixed Income (cost $31,888,305)	31,958,145

Shares or Principal Amount	Short-Term Investments (7.3%)[f]
	Federal Agricultural Mortgage Corporation
4,000,000	0.070%, 07/25/2014	3,999,813
	Federal Home Loan Bank Discount Notes
5,000,000	0.055%, 07/02/2014	4,999,992
2,000,000	0.057%, 07/07/2014	1,999,981
8,000,000	0.056%, 07/09/2014	7,999,901
15,000,000	0.030%, 07/11/2014	14,999,875
4,300,000	0.053%, 07/18/2014	4,299,892
1,300,000	0.055%, 07/23/2014[b]	1,299,956
4,250,000	0.046%, 07/30/2014[b]	4,249,842
2,500,000	0.067%, 08/01/2014	2,499,857
300,000	0.090%, 08/06/2014[b]	299,973
3,000,000	0.062%, 08/22/2014	2,999,731
2,000,000	0.050%, 08/27/2014[b]	1,999,842
2,000,000	0.070%, 09/03/2014	1,999,751
200,000	0.080%, 09/10/2014[b]	199,969
6,000,000	0.065%, 09/17/2014	5,999,155
1,780,000	0.070%, 09/19/2014	1,779,723

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (7.3%)[f]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
2,000,000	0.070%, 09/10/2014	$1,999,724

	Total Short-Term Investments (at amortized cost)	63,626,977

	Total Investments (cost $745,694,707) 101.0%	$882,192,179

	Other Assets and Liabilities, Net (1.0%)	(9,080,443)

	Total Net Assets 100.0%	$873,111,736

a	Non-income producing security.
b	At June 30, 2014, $16,089,332 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $416,627 or 0.0% of total net assets.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$147,499,989
Gross unrealized depreciation	(12,187,073)

Net unrealized appreciation (depreciation)	$135,312,916

Cost for federal income tax purposes	$746,879,263

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Mutual Funds
Equity Mutual Funds	400,307,549	400,307,549	—	—
Fixed Income Mutual Funds	33,157,762	33,157,762	—	—
Common Stock
Consumer Discretionary	52,180,378	52,180,378	—	—
Consumer Staples	14,109,461	14,109,461	—	—
Energy	45,120,701	44,669,894	450,807	—
Financials	56,623,616	56,623,616	—	—
Health Care	44,340,200	44,340,200	—	—
Industrials	45,972,527	45,972,527	—	—
Information Technology	76,267,629	76,267,629	—	—
Materials	10,548,019	10,548,019	—	—
Telecommunications Services	2,903,395	2,903,395	—	—
Utilities	5,075,820	5,075,820	—	—
Long-Term Fixed Income
Asset-Backed Securities	476,802	—	476,802	—
Collateralized Mortgage Obligations	345,311	—	345,311	—
Commercial Mortgage-Backed Securities	332,981	—	332,981	—
Financials	416,627	—	416,627	—
Mortgage-Backed Securities	14,329,805	—	14,329,805	—
U.S. Government and Agencies	16,056,619	—	16,056,619	—
Short-Term Investments	63,626,977	—	63,626,977	—

Total	$882,192,179	$786,156,250	$96,035,929	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	1,701,844	—	1,701,844	—

Total Asset Derivatives	$1,701,844	$—	$1,701,844	$—

Liability Derivatives
Futures Contracts	4,901,556	—	4,901,556	—

Total Liability Derivatives	$4,901,556	$—	$4,901,556	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(15)	September 2014	($3,296,504)	($3,293,907)	$2,597
5-Yr. U.S. Treasury Bond Futures	(195)	September 2014	(23,378,976)	(23,294,884)	84,092
10-Yr. U.S. Treasury Bond Futures	(45)	September 2014	(5,651,799)	(5,632,734)	19,065
30-Yr. U.S. Treasury Bond Futures	60	September 2014	8,280,730	8,231,250	(49,480)
Eurex EURO STOXX 50 Futures	1,186	September 2014	53,033,082	52,406,161	(626,921)
Mini MSCI EAFE Index Futures	198	September 2014	19,386,091	19,492,110	106,019
Russell 2000 Index Mini-Futures	(646)	September 2014	(74,636,534)	(76,893,380)	(2,256,846)
S&P 400 Index Mini-Futures	(562)	September 2014	(78,411,072)	(80,326,660)	(1,915,588)
S&P 500 Index Futures	248	September 2014	119,558,729	121,048,800	1,490,071
Ultra Long Term U.S. Treasury Bond Futures	53	September 2014	7,999,409	7,946,688	(52,721)
Total Futures Contracts					($3,199,712)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$105,754
Total Interest Rate Contracts		105,754
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,596,090
Total Equity Contracts		1,596,090

Total Asset Derivatives		$1,701,844

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	102,201
Total Interest Rate Contracts		102,201
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,799,355
Total Equity Contracts		4,799,355

Total Liability Derivatives		$4,901,556

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	9,014,503
Total Equity Contracts		9,014,503
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	745,101
Total Interest Rate Contracts		745,101

Total		$9,759,604

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(139,392)
Total Interest Rate Contracts		(139,392)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(4,502,622)
Total Equity Contracts		(4,502,622)

Total		($4,642,014)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$352,019,413	42.7%
Interest Rate Contracts	40,142,007	4.9

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Opportunity Income Plus	$7,094,444	$118,096	$—	710,437	$7,356,289	$118,063
Partner Small Cap Growth	68,748,387	7,785,264	—	4,044,547	68,135,254	—
Partner Small Cap Value	19,488,107	545,987	—	708,951	19,947,332	42,323
Small Cap Stock	30,462,701	398,737	—	1,737,044	31,263,836	66,315
Partner Mid Cap Value	27,057,173	3,929,059	—	1,693,599	29,402,226	181,886
Mid Cap Stock	44,367,253	2,238,876	—	2,633,658	48,756,121	147,439
Partner Worldwide Allocation	112,823,728	2,293,241	—	11,481,744	117,617,834	2,293,241
Large Cap Value	43,220,812	551,300	—	2,807,135	45,802,907	551,300
Large Cap Stock	36,941,866	335,055	—	3,155,081	39,382,039	335,055
High Yield	9,193,170	568,593	1,877,789	1,559,508	8,060,627	267,880
Income	6,048,407	2,443,481	1,788,216	650,183	6,897,468	136,491
Limited Maturity Bond	8,294,764	5,318,890	2,838,216	1,097,030	10,843,378	93,483
Total Value and Income Earned	413,740,812				433,465,311	4,233,476

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Basic Materials (0.2%)
	Arch Coal, Inc., Term Loan
$ 3,203,090	6.250%, 5/16/2018	$3,145,050
	Axalta Coating Systems US Holdings, Inc.,Term Loan
851,400	4.000%, 2/1/2020	850,906
	Fortescue Metals Group, Ltd., Term Loan
1,031,704	3.750%, 6/30/2019	1,032,096
	Ineos Group Holdings, Ltd., Term Loan
1,375,058	3.750%, 5/4/2018	1,371,112
	NewPage Corporation, Term Loan
1,400,000	9.500%, 2/11/2021	1,401,750

	Total	7,800,914

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
1,103,200	3.750%, 10/9/2019	1,097,187
	Berry Plastics Group, Inc., Term Loan
1,812,063	3.500%, 2/8/2020	1,796,026
	Silver II Borrower, Term Loan
469,248	4.000%, 12/13/2019	467,742

	Total	3,360,955

Communications Services (0.7%)
	Atlantic Broadband Penn, LLC, Term Loan
575,467	3.250%, 11/30/2019	573,309
	Cengage Learning Aquisitions, Term Loan
2,613,450	7.000%, 3/31/2020	2,641,231
	Cequel Communications, LLC, Term Loan
589,235	3.500%, 2/14/2019	589,053
	Charter Communications Operating, LLC, Term Loan
242,550	3.000%, 7/1/2020	238,676
	Clear Channel Communications, Inc., Term Loan
24,347	3.800%, 1/29/2016	24,175
1,398,024	6.900%, 1/30/2019	1,390,279
449,628	7.650%, 7/30/2019	450,330
	Cumulus Media Holdings, Inc., Term Loan
910,629	4.250%, 12/23/2020	912,906
	Fairpoint Communications, Term Loan
1,209,688	7.500%, 2/14/2019	1,251,277
	Grande Communications Networks, LLC, Term Loan
737,552	4.500%, 5/29/2020	734,787
	Hargray Communications Group, Inc., Term Loan
1,044,450	4.750%, 6/26/2019	1,047,061
	Integra Telecom Holdings, Inc., Term Loan
735,688	5.250%, 2/22/2019	739,550
250,000	9.750%, 2/21/2020	254,167
	Intelsat Jackson Holdings SA, Term Loan
1,097,851	3.750%, 6/30/2019	1,098,762
	Level 3 Communications, Inc., Term Loan
1,555,000	4.000%, 1/15/2020	1,555,327
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,830,000	0.000%, 12/11/2021[b,c]	1,831,519
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
784,000	6.000%, 6/9/2017	784,000
	LTS Buyer, LLC, Term Loan
549,450	4.000%, 4/13/2020	547,587
39,215	8.000%, 4/12/2021	39,575
	McGraw-Hill Global Education, LLC, Term Loan
1,118,928	5.750%, 3/22/2019	1,137,111
	Mediacom Broadband, LLC, Term Loan
628,800	4.000%, 1/20/2020	627,492
	NEP Broadcasting, LLC, Term Loan
68,571	9.500%, 7/22/2020	70,457
	NEP/NCP Holdco, Inc., Term Loan
1,817,046	4.250%, 1/22/2020	1,816,592
	NTelos, Inc., Term Loan
363,525	5.750%, 11/9/2019	363,223
	Syniverse Holdings, Inc., Term Loan
950,131	4.000%, 4/23/2019	948,943
	TNS, Inc., Term Loan
721,908	5.000%, 2/14/2020	724,615
	Univision Communications, Inc., Term Loan
1,680,444	4.000%, 3/1/2020	1,678,158
	Virgin Media Investment Holdings, Ltd., Term Loan
1,505,000	3.500%, 6/7/2020	1,499,823
	Visant Corporation, Term Loan
2,009,246	5.250%, 12/22/2016	1,999,702
	WideOpenWest Finance, LLC, Term Loan
1,609,625	4.750%, 4/1/2019	1,613,391
	XO Communications, LLC, Term Loan
299,250	4.250%, 3/20/2021	300,794
	Yankee Cable Acquisition, LLC, Term Loan
946,092	4.500%, 3/1/2020	950,529
	Zayo Group, LLC, Term Loan
1,469,495	4.000%, 7/2/2019	1,470,567

	Total	31,904,968

Consumer Cyclical (0.4%)
	Bally Technologies, Inc., Term Loan
594,391	4.250%, 11/25/2020	596,620
	Burlington Coat Factory Warehouse Corporation, Term Loan
900,823	4.250%, 2/23/2017	905,706

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Consumer Cyclical (0.4%) - continued
	Ceridian Corporation, Term Loan
$ 852,406	4.400%, 8/14/2015	$853,336
	Chrysler Group, LLC, Term Loan
824,377	3.500%, 5/24/2017	826,825
	Golden Nugget, Inc., Delayed Draw
150,743	5.500%, 11/21/2019	153,569
	Golden Nugget, Inc., Term Loan
351,733	5.500%, 11/21/2019	358,327
	Hilton Worldwide Finance, LLC, Term Loan
886,053	3.500%, 10/26/2020	884,210
	J.C. Penney Corporation, Inc., Term Loan
366,300	6.000%, 5/22/2018	370,311
	Las Vegas Sands, LLC, Term Loan
4,676,500	3.250%, 12/19/2020	4,673,834
	Marina District Finance Company, Inc., Term Loan
3,174,050	6.750%, 8/15/2018	3,208,742
	MGM Resorts International, Term Loan
768,300	3.500%, 12/20/2019	765,657
	Mohegan Tribal Gaming Authority, Term Loan
1,492,500	5.500%, 11/19/2019	1,515,514
	Rite Aid Corporation, Term Loan
183,153	3.500%, 2/21/2020	182,848
365,000	5.750%, 8/21/2020	372,643
	ROC Finance, LLC, Term Loan
1,344,837	5.000%, 6/20/2019	1,321,303
	Scientific Games International, Inc., Term Loan
413,960	4.250%, 10/18/2020	409,237
	Seminole Indian Tribe of Florida, Term Loan
419,750	3.000%, 4/29/2020	418,877
	Seven Seas Cruises S de RL, LLC, Term Loan
1,188,508	3.750%, 12/21/2018	1,187,022
	Toys R Us, Inc., Term Loan
1,233,092	5.250%, 5/25/2018	996,745

	Total	20,001,326

Consumer Non-Cyclical (0.2%)
	Albertsons, Inc., Term Loan
1,079,134	4.750%, 3/21/2019	1,083,850
	Biomet, Inc., Term Loan
934,668	3.661%, 7/25/2017	935,388
	Catalina Marketing Corporation, Term Loan
305,000	4.500%, 4/9/2021	304,872
	CHS/Community Health Systems, Inc., Term Loan
217,170	3.478%, 1/25/2017	217,622
578,830	4.250%, 1/27/2021	581,921
	Del Monte Corporation, Term Loan
149,942	3.500%, 3/9/2020	148,583
	Hologic, Inc., Term Loan
765,359	3.250%, 8/1/2019	764,402
	JBS USA, LLC, Term Loan
804,656	3.750%, 5/25/2018	802,644
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,890,000	4.750%, 6/30/2021[b,c]	1,904,421
	Roundy’s Supermarkets, Inc., Term Loan
1,543,222	5.750%, 3/3/2021	1,545,428
	Supervalu, Inc., Term Loan
1,108,130	4.500%, 3/21/2019	1,106,612
	Van Wagner Communications, LLC, Term Loan
670,376	6.250%, 8/3/2018	677,362

	Total	10,073,105

Energy (<0.1%)
	Energy Solutions, LLC, Term Loan
605,000	6.750%, 5/29/2020	611,050
	Fieldwood Energy, LLC, Term Loan
96,059	8.375%, 9/30/2020	98,989
	McJunkin Red Man Corporation, Term Loan
615,350	5.000%, 11/8/2019	618,427
	Offshore Group Investment, Ltd., Term Loan
992,437	5.750%, 3/28/2019	985,818
	Pacific Drilling SA, Term Loan
490,050	4.500%, 6/3/2018	491,427

	Total	2,805,711

Financials (0.1%)
	DJO Finance, LLC, Term Loan
1,148,846	4.250%, 9/15/2017	1,152,442
	GEO Group, Inc., Term Loan
243,540	3.250%, 4/3/2020	243,389
	Harland Clarke Holdings Corporation, Term Loan
740,625	6.000%, 8/4/2019	753,031
	MoneyGram International, Inc., Term Loan
967,750	4.250%, 3/27/2020	953,843
	WaveDivision Holdings, LLC, Term Loan
1,462,725	4.000%, 10/12/2019	1,461,335

	Total	4,564,040

Technology (0.1%)
	First Data Corporation Extended, Term Loan
1,540,000	4.154%, 3/23/2018	1,541,925
	First Data Corporation, Term Loan
640,000	4.154%, 9/24/2018	640,454
	Freescale Semiconductor, Inc., Term Loan
878,908	4.250%, 2/28/2020	878,179
597,485	5.000%, 1/15/2021	599,630
	Infor US, Inc., Term Loan
1,228,465	3.750%, 6/3/2020	1,219,510

	Total	4,879,698

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (2.0%)[a]	Value
Transportation (0.1%)
	American Airlines, Inc., Term Loan
$ 1,039,500	3.750%, 6/27/2019	$1,040,508
	Delta Air Lines, Inc., Term Loan
1,229,449	3.500%, 4/20/2017	1,228,576
	United Air Lines, Inc., Term Loan
607,313	3.750%, 4/1/2019	605,145

	Total	2,874,229

Utilities (0.1%)
	Calpine Corporation, Term Loan
182,176	4.000%, 4/1/2018	182,687
1,257,600	4.000%, 10/9/2019	1,260,216
	Intergen NV, Term Loan
485,100	5.500%, 6/15/2020	488,336
	NGPL PipeCo, LLC, Term Loan
1,065,461	6.750%, 9/15/2017	1,064,129

	Total	2,995,368

	Total Bank Loans (cost $91,010,702)	91,260,314

Shares	Mutual Funds (44.8%)
Equity Mutual Funds (37.9%)
5,844,908	Thrivent Partner Small Cap Growth Portfolio	98,464,484
3,483,432	Thrivent Partner Small Cap Value Portfolio	98,011,243
4,604,230	Thrivent Small Cap Stock Portfolio	82,868,320
7,570,495	Thrivent Partner Mid Cap Value Portfolio	131,429,855
14,848,287	Thrivent Mid Cap Stock Portfolio	274,881,879
47,730,280	Thrivent Partner Worldwide Allocation Portfolio	488,944,214
19,283,176	Thrivent Large Cap Value Portfolio	314,635,868
22,340,673	Thrivent Large Cap Stock Portfolio	278,858,515

	Total	1,768,094,378

Fixed Income Mutual Funds (6.9%)
25,494,958	Thrivent High Yield Portfolio	131,775,788
14,032,536	Thrivent Income Portfolio	148,864,162
4,307,966	Thrivent Limited Maturity Bond Portfolio	42,581,231

	Total	323,221,181

	Total Mutual Funds (cost $1,731,842,134)	2,091,315,559

	Common Stock (27.7%)
Consumer Discretionary (4.1%)
9,350	Aaron’s, Inc.	333,234
12,350	Abercrombie & Fitch Company	534,138
4,800	Alpine Electronics, Inc.	67,695
46,742	Amazon.com, Inc.[d]	15,180,867
7,700	Aoyama Trading Company, Ltd.	210,867
23,550	AutoZone, Inc.[d]	12,628,452
27,050	Barnes & Noble, Inc.[d,e]	616,470
1,900	Bayerische Motoren Werke AG	181,910
74,000	Best Buy Company, Inc.	2,294,740
11,000	Big Lots, Inc.[d]	502,700
26,700	Bloomin’ Brands, Inc.[d]	598,881
30,290	BorgWarner, Inc.	1,974,605
2,000	Bridgestone Corporation	70,047
4,550	Brinker International, Inc.	221,358
74,300	Cablevision Systems Corporation[e]	1,311,395
28,650	CBS Corporation[e]	1,780,311
69,440	Cheesecake Factory, Inc.	3,223,405
10,100	Children’s Place Retail Stores, Inc.	501,263
6,150	Coinstar, Inc.[d]	365,003
368,036	Comcast Corporation	19,756,172
1,800	Continental AG	416,179
2,300	Crown Resorts, Ltd.	32,783
300	Daimler AG	28,024
8,900	Deckers Outdoor Corporation[d]	768,337
96,119	Delphi Automotive plc	6,607,220
7,600	DeVry Education Group, Inc.	321,784
11,082	Discovery Communications, Inc.[d]	823,171
24,050	DISH Network Corporation[d]	1,565,174
54,386	Dollar Tree, Inc.[d]	2,961,862
20,030	Dunkin’ Brands Group, Inc.	917,574
12,300	EDION Corporation	85,387
59,900	Esprit Holdings, Ltd.	85,006
1,600	Exedy Corporation	47,621
2,119	Faurecia	79,958
700	Flight Centre Travel Group, Ltd.	29,333
100	Forbo Holding AG	106,619
94,250	Ford Motor Company	1,624,870
13,400	G-III Apparel Group, Ltd.[d]	1,094,244
22,240	GNC Holdings, Inc.	758,384
21,000	Halfords Group plc	169,876
7,500	Harman International Industries, Inc.	805,725
18,300	Haseko Corporation	147,253
121,200	Home Depot, Inc.	9,812,352
61,400	Home Retail Group plc	185,523
23,410	HomeAway, Inc.[d]	815,136
7,100	Honda Motor Company, Ltd.[e]	247,753
90,040	Houghton Mifflin Harcourt Company[d]	1,725,166
11,550	Iconix Brand Group, Inc.[d]	495,957
81,197	Ignite Restaurant Group, Inc.[d]	1,182,228
13,550	ITT Educational Services, Inc.[d,e]	226,150
33,400	ITV plc	101,784
4,650	Jack in the Box, Inc.	278,256
12,200	JB Hi-Fi, Ltd.	210,947
6,500	JM AB	240,909
14,150	Kohl’s Corporation	745,422
200	Kuoni Reisen Holding AG	77,401
20,550	Lamar Advertising Company	1,089,150
173,627	Las Vegas Sands Corporation	13,233,850
96,000	Li & Fung, Ltd.	142,195
26,900	Liberty Interactive Corporation[d]	789,784
15,519	Limited Brands, Inc.	910,345
8,650	Lions Gate Entertainment Corporation[e]	247,217
44,550	Live Nation Entertainment, Inc.[d]	1,099,940
117,860	Lowe’s Companies, Inc.	5,656,101
70,000	Luk Fook Holdings International, Ltd.	205,269
42,200	Macy’s, Inc.	2,448,444
33,090	Marriott International, Inc.	2,121,069
10,550	Marriott Vacations Worldwide Corporation[d]	618,547
111,312	MDC Partners, Inc.	2,392,095
7,600	Meredith Corporation	367,536

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Consumer Discretionary (4.1%) - continued
850	Michael Kors Holdings, Ltd.[d]	$75,353
9,350	Multimedia Games Holding Company, Inc.[d]	277,134
21,150	Nautilus, Inc.[d]	234,554
101,450	News Corporation	3,472,634
3,500	Next plc	387,459
162,250	NIKE, Inc.	12,582,487
27,305	NutriSystem, Inc.	467,189
16,350	Omnicom Group, Inc.	1,164,447
30,600	Orbitz Worldwide, Inc.[d]	272,340
10,633	O’Reilly Automotive, Inc.[d]	1,601,330
24,870	Papa John’s International, Inc.	1,054,239
6,800	Persimmon plc	148,101
23,760	PetSmart, Inc.[e]	1,420,848
12,100	Peugeot SAd	179,027
4,400	Publicis Groupe SA	372,928
10,500	PVH Corporation	1,224,300
13,050	Restoration Hardware Holdings, Inc.[d]	1,214,303
400	Rinnai Corporation	38,616
7,460	Ross Stores, Inc.	493,330
1,300	RTL Group SA	144,294
900	SA D’Ieteren NV	37,700
59,700	Samsonite International SA	196,795
26,050	Scientific Games Corporation[d]	289,676
13,450	Scripps Networks Interactive, Inc.	1,091,333
29,000	Seiko Holdings Corporation	117,831
5,000	Sekisui House, Ltd.	68,612
12,500	SHOWA Corporation	152,288
9,172	Slater & Gordon, Ltd.	44,672
40,350	Smith & Wesson Holding Corporation[d,e]	586,689
109,761	Staples, Inc.[e]	1,189,809
104,000	Starbucks Corporation	8,047,520
21,410	Starwood Hotels & Resorts Worldwide, Inc.	1,730,356
19,100	Sumitomo Forestry Company, Ltd.	233,204
2,700	Suzuki Motor Corporation	84,703
29,080	Time Warner Cable, Inc.	4,283,484
45,340	Toll Brothers, Inc.[d]	1,673,046
12,970	Tractor Supply Company	783,388
127,500	Tuesday Morning Corporation[d]	2,272,050
210,350	Twenty-First Century Fox, Inc.	7,393,803
22,980	Under Armour, Inc.[d]	1,367,080
200	Valora Holding AG	51,686
19,392	VF Corporation	1,221,696
400	Volkswagen AG	104,767
6,100	WH Smith plc	111,622
1,100	Wolters Kluwer NV	32,584
1,600	WPP plc	34,867
23,600	Wyndham Worldwide Corporation	1,786,992
53,200	Wynn Macau, Ltd.	208,367
6,290	Wynn Resorts, Ltd.	1,305,552
14,200	Zumiez, Inc.[d,e]	391,778

	Total	193,215,286

Consumer Staples (1.2%)
800	AarhusKarlshamn AB	53,454
65,500	Altria Group, Inc.	2,747,070
9,118	Andersons, Inc.	470,306
61,600	Anheuser-Busch InBev NV ADR	7,080,304
41,506	Annie’s, Inc.[d]	1,403,733
50,000	Archer-Daniels-Midland Company	2,205,500
2,800	Asahi Group Holdings, Ltd.	87,928
11,600	Britvic plc	144,413
31,900	Bunge, Ltd.	2,412,916
900	Carrefour SA	33,187
2,100	Casino Guichard Perrachon SA	278,419
17,500	Coca-Cola Enterprises, Inc.	836,150
7,100	Colgate-Palmolive Company	484,078
126,300	CVS Caremark Corporation	9,519,231
8,150	Green Mountain Coffee Roasters, Inc.	1,015,572
16,820	Greencore Group plc	76,455
18,440	Hain Celestial Group, Inc.[d]	1,636,366
800	Henkel AG & Company KGaA	80,453
800	Imperial Tobacco Group plc	35,990
41,900	Ingredion, Inc.	3,144,176
6,750	J.M. Smucker Company	719,347
2,700	Kerry Group plc	201,751
4,000	Kesko Oyj	158,064
18,370	Kimberly-Clark Corporation	2,043,111
3,861	Koninklijke Ahold NV	72,398
1,800	KOSE Corporation	68,795
18,480	Kraft Foods Group, Inc.	1,107,876
17,950	Kroger Company	887,268
2,400	Matsumotokiyoshi Holdings Company, Ltd.	83,071
80,360	Mondelez International, Inc.	3,022,340
22,610	Monster Beverage Corporation[d]	1,605,988
2,000	Nestle SA	154,974
28,900	Parmalat SPA	98,853
20,616	Philip Morris International, Inc.	1,738,135
28,900	Pilgrim’s Pride Corporation[d]	790,704
16,600	Procter & Gamble Company	1,304,594
1,200	Rallye SA	65,471
6,200	Reckitt Benckiser Group plc	540,607
171,550	Rite Aid Corporation[d]	1,230,013
5,090	SalMar ASA	88,823
4,100	Sanderson Farms, Inc.[e]	398,520
2,000	Suedzucker AG	40,386
9,540	United Natural Foods, Inc.[d]	621,054
10,800	Wal-Mart Stores, Inc.	810,756
103,800	WhiteWave Foods Company[d]	3,360,006
6,286	Whole Foods Market, Inc.	242,828
88,000	Wilmar International, Ltd.	225,268

	Total	55,426,702

Energy (3.6%)
227,520	Alpha Natural Resources, Inc.[d,e]	844,099
4,000	Atwood Oceanics, Inc.[d]	209,920
9,150	Baker Hughes, Inc.	681,217
22,000	Basic Energy Services, Inc.[d]	642,840
40,900	BP plc	360,160
4,406	Cabot Oil & Gas Corporation	150,421
229,950	Cameron International Corporation[d]	15,569,915
2,500	CAT Oil AG	64,077
46,580	Chevron Corporation	6,081,019
1,920	Cimarex Energy Company	275,443
69,500	Cobalt International Energy, Inc.[d]	1,275,325
27,140	Concho Resources, Inc.[d]	3,921,730
5,050	ConocoPhillips	432,936
300	Delek Group, Ltd.	124,095
11,600	Denbury Resources, Inc.	214,136
3,800	Diamondback Energy, Inc.[d]	337,440

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Energy (3.6%) - continued
22,900	Dril-Quip, Inc.[d]	$2,501,596
1,500	Energen Corporation	133,320
6,100	Eni SPA	166,833
6,430	Ensco plc	357,315
112,272	EOG Resources, Inc.	13,120,106
58,431	EQT Corporation	6,246,274
5,200	ERG SPA	80,246
20,800	Exterran Holdings, Inc.	935,792
81,250	Exxon Mobil Corporation	8,180,250
400	Frank’s International NV	9,840
15,500	Green Plains, Inc.	509,485
4,900	Gulfmark Offshore, Inc.	221,382
1,700	Gulfport Energy Corporation[d]	106,760
2,790	Helmerich & Payne, Inc.	323,947
4,900	Hess Corporation	484,561
13,640	HollyFrontier Corporation	595,932
21,550	Kosmos Energy, Ltd.[d]	242,007
437,898	Marathon Oil Corporation	17,480,888
48,160	Market Vectors Oil Service ETF	2,781,722
60,700	Nabors Industries, Ltd.	1,782,759
39,260	National Oilwell Varco, Inc.	3,233,061
11,200	Neste Oil Oyj	218,540
4,640	Noble Corporation	155,718
3,100	Noble Energy, Inc.	240,126
94,270	Oasis Petroleum, Inc.[d]	5,268,750
16,000	Occidental Petroleum Corporation	1,642,080
2,980	Oceaneering International, Inc.	232,827
2,665	Oil States International, Inc.[d]	170,800
2,600	Origin Energy, Ltd.	35,837
14,450	Patterson-UTI Energy, Inc.	504,883
86,839	Peabody Energy Corporation	1,419,818
55,500	Petroleo Brasileiro SA ADR	811,965
3,750	Phillips 66	301,613
5,940	Pioneer Natural Resources Company	1,365,071
7,500	QEP Resources, Inc.	258,750
1,990	Range Resources Corporation	173,031
61,770	Rex Energy Corporation[d]	1,093,947
22,110	Rosetta Resources, Inc.[d]	1,212,734
4,250	Rowan Companies plc	135,702
22,364	Royal Dutch Shell plc	923,412
157	Royal Dutch Shell plc, Class A	6,488
15,000	Royal Dutch Shell plc, Class B	651,898
1,300	Saipem SPA[d]	35,052
33,800	SandRidge Energy, Inc.[d,e]	241,670
169,220	Schlumberger, Ltd.	19,959,499
5,300	Showa Shell Sekiyu KK	60,245
47,230	SM Energy Company	3,972,043
113,440	Southwestern Energy Company[d]	5,160,386
24,250	Superior Energy Services, Inc.	876,395
3,400	Total SA	245,989
107,900	Total SA ADR[e]	7,790,380
79,386	Trinidad Drilling, Ltd.	900,955
4,700	Unit Corporation[d]	323,501
871,330	Weatherford International, Ltd.[d]	20,040,590
9,790	Whiting Petroleum Corporation[d]	785,648
2,300	Woodside Petroleum, Ltd.	89,174

	Total	167,984,366

Financials (4.7%)
25,550	ACE, Ltd.	2,649,535
24,218	Affiliated Managers Group, Inc.[d]	4,974,377
2,500	Allianz SE	417,285
45,660	Allied World Assurance Company Holdings AG	1,735,993
36,540	Allstate Corporation	2,145,629
19,100	American Assets Trust, Inc.	659,905
49,950	American International Group, Inc.	2,726,271
15,330	Ameriprise Financial, Inc.	1,839,600
4,600	Amlin plc	36,819
7,950	AmTrust Financial Services, Inc.[e]	332,390
4,118	Argo Group International Holdings, Ltd.	210,471
17,200	Assicurazioni Generali SPA	376,689
19,300	Aviva plc	168,387
2,900	AXA SA	69,291
14,600	Bank Leumi Le-Israel BMd	56,904
345,740	Bank of America Corporation	5,314,024
1,000	Bank of Georgia Holdings plc	40,214
10,150	Banner Corporation	402,245
62,590	BBCN Bancorp, Inc.	998,310
48,650	Berkshire Hathaway, Inc.[d]	6,157,144
61,700	Blackstone Group, LPd	2,063,248
9,992	Boston Properties, Inc.	1,180,855
19,200	Camden Property Trust	1,366,080
4,000	Catlin Group, Ltd.	36,605
7,600	CBRE Group, Inc.[d]	243,504
27,400	Challenger, Ltd.	192,202
234,917	Citigroup, Inc.	11,064,591
8,815	CNA Financial Corporation	356,302
135,000	CNO Financial Group, Inc.	2,403,000
3,000	CNP Assurances	62,265
58,000	Comerica, Inc.	2,909,280
8,600	Commonwealth Bank of Australia	655,907
12,861	Credit Agricole SA	181,583
16,100	Crown Castle International Corporation	1,195,586
3,300	Daito Trust Construction Company, Ltd.	388,044
28,000	Daiwa Securities Group, Inc.	242,600
22,800	DDR Corporation	401,964
46,255	Deutsche Bank AG	1,627,251
9,550	Digital Realty Trust, Inc.	556,956
57,979	Discover Financial Services	3,593,538
31,000	Duke Realty Corporation	562,960
58,700	Education Realty Trust, Inc.	630,438
18,288	Equity Residential	1,152,144
5,000	EXOR SPA	205,113
11,590	Extra Space Storage, Inc.	617,168
93,400	Fifth Third Bancorp	1,994,090
43,400	First Horizon National Corporation	514,724
96,650	First Niagara Financial Group, Inc.	844,721
72,300	First Republic Bank	3,975,777
13,100	FlexiGroup, Ltd.	39,139
12,132	Friends Life Group, Ltd.	65,418
29,400	Fulton Financial Corporation	364,266
21,116	Gaming and Leisure Properties, Inc.	717,311
9,500	General Growth Properties, Inc.	223,820
422,473	Genworth Financial, Inc.[d]	7,351,030
900	Grupo Catalana Occidente SA	32,669
68,030	Hanmi Financial Corporation	1,434,072
400	Hannover Rueckversicherung SE	36,021
36,522	HCC Insurance Holdings, Inc.	1,787,387
11,063	Health Care REIT, Inc.	693,318

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Financials (4.7%) - continued
6,408	Hiscox, Ltd.	$77,534
69,745	Host Hotels & Resorts, Inc.	1,535,087
373,950	Huntington Bancshares, Inc.	3,567,483
3,700	Intercontinental Exchange, Inc.	698,930
29,100	Intermediate Capital Group plc	194,234
93,010	Invesco, Ltd.	3,511,128
46,000	iShares Barclays 1-3 Year Credit Bond Fund	4,861,280
900	iShares MSCI EAFE Index Fund	61,533
20,150	iShares Russell 2000 Index Fund	2,394,021
26,600	Israel Discount Bank, Ltd.[d]	45,032
126,610	J.P. Morgan Chase & Company	7,295,268
71,000	KeyCorp	1,017,430
30,676	Kimco Realty Corporation	704,934
27,150	Lazard, Ltd.	1,399,854
8,500	M&T Bank Corporation[e]	1,054,425
9,850	Macerich Company	657,488
64,500	MBIA, Inc.[d]	712,080
115,740	MetLife, Inc.	6,430,514
42,600	Mizuho Financial Group, Inc.	87,565
13,600	Montpelier Re Holdings, Inc.	434,520
126,450	Morgan Stanley	4,088,128
900	Muenchener Rueckversicherungs- Gesellschaft AG	199,304
36,100	NASDAQ OMX Group, Inc.	1,394,182
1,100	National Australia Bank, Ltd.	34,000
12,600	Natixis	80,866
23,600	Navient Corporation	417,956
6,700	NKSJ Holdings, Inc.	180,532
19,900	Northern Trust Corporation	1,277,779
12,000	Old Mutual plc	40,553
13,550	Old Republic International Corporation	224,117
15,000	Oversea-Chinese Banking Corporation, Ltd.	115,052
30,110	PacWest Bancorp	1,299,849
7,600	Paragon Group of Companies plc	45,749
31,250	Parkway Properties, Inc.	645,313
47,390	Pebblebrook Hotel Trust	1,751,534
10,000	Phoenix Group Holdings	111,070
12,600	Piedmont Office Realty Trust, Inc.	238,644
15,750	Popular, Inc.[d]	538,335
8,350	Portfolio Recovery Associates, Inc.[d]	497,076
13,550	Progressive Corporation	343,628
16,700	Prologis, Inc.	686,203
12,700	Protective Life Corporation	880,491
29,150	Prudential Financial, Inc.	2,587,645
3,803	Public Storage, Inc.	651,644
49,050	Radian Group, Inc.	726,430
6,850	Realty Income Corporation	304,277
24,400	RLJ Lodging Trust	704,916
8,200	Ryman Hospitality Properties	394,830
1,800	Sampo Oyj	90,994
800	Schweizerische National- Versicherungs-Gesellschaft AG	55,029
1,100	SCOR SE	37,876
10,792	Simon Property Group, Inc.	1,794,494
231,200	SPDR Euro Stoxx 50 ETF	10,004,024
16,300	SPDR Gold Trust[d]	2,087,052
106,700	SPDR S&P 500 ETF Trust	20,883,324
14,280	State Street Corporation	960,473
18,491	Storebrand ASA[d]	104,029
20,850	Strategic Hotels & Resorts, Inc.[d]	244,154
38,030	SVB Financial Group[d]	4,435,059
100	Swiss Life Holding AGd	23,704
47,790	Synovus Financial Corporation	1,165,120
15,740	T. Rowe Price Group, Inc.	1,328,613
11,700	Tanger Factory Outlet Centers, Inc.	409,149
33,900	TD Ameritrade Holding Corporation	1,062,765
48,910	Terreno Realty Corporation	945,430
30,840	Texas Capital Bancshares, Inc.[d]	1,663,818
15,600	UnipolSai Assicurazioni SPA	50,114
21,614	United Overseas Bank, Ltd.	390,840
63,575	Vanguard Short-Term Corporate Bond ETF	5,109,523
63,600	Visa, Inc.	13,401,156
9,315	Vornado Realty Trust	994,190
15,450	W.R. Berkley Corporation	715,489
5,396	Washington Prime Group, Inc.[d]	101,121
43,673	Wells Fargo & Company	2,295,453
47,740	Western Alliance Bancorp[d]	1,136,212
16,900	Westpac Banking Corporation	540,566
19,150	Weyerhaeuser Company	633,673
72,780	Zions Bancorporation	2,144,827
2,100	Zurich Insurance Group AGd	632,491

	Total	217,915,635

Health Care (3.6%)
10,050	Abbott Laboratories	411,045
45,550	Acorda Therapeutics, Inc.[d]	1,535,491
7,954	Actavis, Inc.[d]	1,774,140
2,900	Actelion, Ltd.	367,052
39,950	Aetna, Inc.	3,239,146
75,650	Affymetrix, Inc.[d]	674,041
54,150	Akorn, Inc.[d]	1,800,488
4,910	Albany Molecular Research, Inc.[d]	98,789
18,450	Align Technology, Inc.[d]	1,033,938
74,750	Allscripts Healthcare Solutions, Inc.[d]	1,199,738
18,164	AmerisourceBergen Corporation	1,319,796
8,200	Amgen, Inc.	970,634
20,350	AMN Healthcare Services, Inc.[d]	250,305
58,830	Baxter International, Inc.	4,253,409
4,650	Biogen Idec, Inc.[d]	1,466,191
24,070	BioMarin Pharmaceutical, Inc.[d]	1,497,395
118,300	BioScrip, Inc.[d,e]	986,622
242,350	Boston Scientific Corporation[d]	3,094,809
27,850	Bruker Corporation[d]	675,920
7,837	C.R. Bard, Inc.	1,120,769
10,400	Capital Senior Living Corporation[d]	247,936
33,550	Cardinal Health, Inc.	2,300,188
9,984	Catamaran Corporation[d]	440,893
29,550	Centene Corporation[d]	2,234,276
207,560	Cerner Corporation[d]	10,705,945
6,600	Charles River Laboratories International, Inc.[d]	353,232
2,550	Chemed Corporation[e]	238,986
11,600	Community Health Systems, Inc.[d]	526,292
6,100	Cooper Companies, Inc.	826,733
9,700	Covance, Inc.[d]	830,126
192,170	Covidien plc	17,329,891
5,400	Cubist Pharmaceuticals, Inc.[d]	377,028
11,850	DaVita HealthCare Partners, Inc.[d]	856,992
20,650	DENTSPLY International, Inc.	977,777

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Health Care (3.6%) - continued
21,240	Envision Healthcare Holdings, Inc.[d]	$762,728
67,144	ExamWorks Group, Inc.[d,e]	2,130,479
28,000	Express Scripts Holding Company[d]	1,941,240
313,900	Gilead Sciences, Inc.[d]	26,025,449
24,846	GlaxoSmithKline plc	661,526
9,400	Globus Medical, Inc.[d]	224,848
4,850	Greatbatch, Inc.[d]	237,941
600	Grifols SA	32,784
4,400	H. Lundbeck AS	108,286
21,350	HCA Holdings, Inc.[d]	1,203,713
4,000	Hikma Pharmaceuticals plc	114,807
63,550	Hologic, Inc.[d]	1,610,992
16,300	Humana, Inc.	2,081,836
4,450	ICON plc[d]	209,640
15,650	Illumina, Inc.[d]	2,794,151
10,650	Impax Laboratories, Inc.[d]	319,394
165,916	Johnson & Johnson	17,358,132
1,000	Kaken Pharmaceutical Company, Ltd.	21,160
5,900	LifePoint Hospitals, Inc.[d]	366,390
18,550	McKesson Corporation	3,454,195
25,700	Medicines Company[d]	746,842
134,640	Merck & Company, Inc.	7,788,924
6,650	Mettler-Toledo International, Inc.[d]	1,683,647
29,200	Molina Healthcare, Inc.[d]	1,303,196
6,850	Myriad Genetics, Inc.[d,e]	266,602
41,700	Neurocrine Biosciences, Inc.[d]	618,828
8,400	Novartis AG	760,690
60,114	NuVasive, Inc.[d]	2,138,255
31,600	PAREXEL International Corporation[d]	1,669,744
22,400	PerkinElmer, Inc.	1,049,216
17,070	Perrigo Company plc	2,488,123
94,500	Pfizer, Inc.	2,804,760
12,100	PharMerica Corporation[d]	345,939
6,600	Prestige Brands Holdings, Inc.[d]	223,674
6,100	Providence Service Corporation[d]	223,199
10,200	Qiagen NVd,e	249,390
9,750	Quest Diagnostics, Inc.[e]	572,227
800	Roche Holding AG	238,366
8,550	Seattle Genetics, Inc.[d]	327,038
14,900	Select Medical Holdings Corporation	232,440
3,700	Shire plc	290,238
29,550	Spectrum Pharmaceuticals, Inc.[d,e]	240,242
8,600	St. Jude Medical, Inc.	595,550
17,790	Team Health Holdings, Inc.[d]	888,433
700	Teva Pharmaceutical Industries, Ltd.	36,773
2,250	Thermo Fisher Scientific, Inc.	265,500
70,736	UnitedHealth Group, Inc.	5,782,668
24,650	Universal Health Services, Inc.	2,360,484
2,600	Vertex Pharmaceuticals, Inc.[d]	246,168
15,200	Volcano Corporation[d]	267,672
8,700	Waters Corporation[d]	908,628
7,750	WellPoint, Inc.	833,977
1,700	Zeria Pharmaceutical Company, Ltd.	40,572
12,600	Zoetis, Inc.	406,602

	Total	166,570,311

Industrials (3.3%)
8,600	3M Company	1,231,864
9,300	AAR Corporation	256,308
1,200	Actividades de Construccion y Servicios SA	54,924
9,030	Acuity Brands, Inc.	1,248,398
700	Adecco SA	57,606
46,250	ADT Corporation[e]	1,615,975
14,100	Aecom Technology Corporation[d]	454,020
27,950	AGCO Corporation	1,571,349
2,100	Aica Kogyo Company, Ltd.	44,880
28,413	Air New Zealand, Ltd.	51,734
9,583	Allegion plc	543,164
42,199	AMETEK, Inc.	2,206,164
27,880	Apogee Enterprises, Inc.	971,897
4,082	Arcadis NV	140,672
700	Assa Abloy AB	35,606
18,619	B/E Aerospace, Inc.[d]	1,722,071
5,100	BAE Systems plc	37,774
12,700	Berendsen plc	212,699
6,700	Bodycote plc	78,831
86,900	Boeing Company	11,056,287
16,130	Briggs & Stratton Corporation[e]	330,020
300	Bucher Industries AG	102,943
5,900	Cardno, Ltd.	35,144
6,400	Caterpillar, Inc.	695,488
31,150	CLARCOR, Inc.	1,926,628
7,550	Colfax Corporation[d]	562,777
19,300	Covanta Holding Corporation	397,773
153,334	CSX Corporation	4,724,221
10,100	Daifuku Company, Ltd.	141,654
395,660	Delta Air Lines, Inc.	15,319,955
6,900	Deutsche Lufthansa AG	148,123
1,400	DKSH Holding AG	106,368
9,000	Downer EDI, Ltd.	38,410
1,100	Duerr AG	97,390
2,600	Elbit Systems, Ltd.	159,941
66,614	EMCOR Group, Inc.	2,966,321
13,110	Esterline Technologies Corporation[d]	1,509,223
36,900	Exelis, Inc.	626,562
16,520	Fastenal Company[e]	817,575
29,928	Flowserve Corporation	2,225,147
157,450	Fluor Corporation	12,107,905
30,630	Fortune Brands Home and Security, Inc.	1,223,056
35,360	GATX Corporation	2,366,998
200	Georg Fischer AGd	143,147
1,500	Go-Ahead Group plc	60,782
16,730	Graco, Inc.	1,306,278
31,440	Granite Construction, Inc.	1,131,211
20,000	Hanwa Company, Ltd.	86,627
5,100	Hino Motors, Ltd.	70,361
67,500	HNI Corporation	2,639,925
35,422	Honeywell International, Inc.	3,292,475
1,900	Hoshizaki Electric Company, Ltd.	94,835
16,050	Huntington Ingalls Industries, Inc.	1,518,170
1,000	Implenia AG	67,313
63,400	Ingersoll-Rand plc	3,963,134
128,019	Interface, Inc.	2,411,878
7,600	Intrum Justitia AB	226,685
17,500	ITOCHU Corporation	224,661
35,440	Jacobs Engineering Group, Inc.[d]	1,888,243
400	Jardine Matheson Holdings, Ltd.	23,738
11,396	JB Hunt Transport Services, Inc.	840,797
6,750	Joy Global, Inc.[e]	415,665

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Industrials (3.3%) - continued
11,000	Kajima Corporation	$48,656
1,600	Kanamoto Company, Ltd.	63,806
7,000	Kandenko Company, Ltd.	40,705
17,950	KAR Auction Services, Inc.	572,067
3,500	Keller Group plc	55,121
6,000	Kinden Corporation	58,385
4,500	Komatsu, Ltd.	104,460
800	KONE Oyj	33,357
69,650	Korn/Ferry International[d]	2,045,621
46,950	Landstar System, Inc.	3,004,800
5,700	Legrand SA	348,767
3,500	Leighton Holdings, Ltd.	64,986
7,350	Lockheed Martin Corporation	1,181,366
39,643	Manitowoc Company, Inc.	1,302,669
9,900	Manpower, Inc.	840,015
23,650	Meritor, Inc.[d]	308,396
7,000	Mineral Resources, Ltd.	63,357
18,600	Mitie Group plc	101,453
28,000	Mitsui Engineering & Shipbuilding Company, Ltd.	62,883
4,800	Monadelphous Group, Ltd.	71,078
6,000	NICHIAS Corporation	41,364
26,370	Nielsen Holdings NV	1,276,572
3,800	Nitto Kogyo Corporation	83,654
14,729	Northgate plc	132,251
9,225	NOW, Inc.[d]	334,037
29,000	NTN Corporation	126,857
11,000	Old Dominion Freight Line, Inc.[d]	700,480
64,766	Oshkosh Corporation	3,596,456
1,890	Osterreichische Post AG	93,879
10,407	Parker Hannifin Corporation	1,308,472
49,635	Pentair, Ltd.	3,579,676
58,690	Quanta Services, Inc.[d]	2,029,500
4,293	Randstad Holding NV	232,720
54,590	Ritchie Brothers Auctioneers, Inc.[e]	1,345,644
43,260	Robert Half International, Inc.	2,065,232
12,532	Roper Industries, Inc.	1,829,797
3,100	Safran SA	202,941
4,950	Seaspan Corporation[e]	115,880
3,000	Securitas AB	35,572
6,000	Seino Holdings Company, Ltd.	68,146
6,400	Seven Group Holdings, Ltd.	44,737
5,000	ShinMaywa Industries, Ltd.	44,155
4,600	Siemens AG	607,357
243,650	Southwest Airlines Company	6,544,439
7,000	Spirit Aerosystems Holdings, Inc.[d]	235,900
12,600	Spirit Airlines, Inc.[d]	796,824
21,113	Stericycle, Inc.[d]	2,500,201
2,500	Teleperformance SA	153,155
30,630	Tennant Company	2,337,682
19,000	Toppan Printing Company, Ltd.	146,913
3,000	TOTO, Ltd.	40,458
54,900	Transpacific Industries Group, Ltd.[d]	52,534
1,300	Travis Perkins plc	36,407
141,600	Union Pacific Corporation	14,124,600
26,530	United Rentals, Inc.[d]	2,778,487
9,051	United Stationers, Inc.	375,345
5,100	United Technologies Corporation	588,795
19,100	Wabash National Corporation[d]	272,175
8,800	WABCO Holdings, Inc.[d]	940,016
2,650	WESCO International, Inc.[d]	228,907
1,200	Wolseley plc	65,737
1,600	WS Atkins plc	36,090

	Total	155,149,762

Information Technology (5.8%)
40,145	Agilent Technologies, Inc.	2,305,929
18,950	Akamai Technologies, Inc.[d]	1,157,087
10,550	Alliance Data Systems Corporation[d]	2,967,187
23,550	Amdocs, Ltd.	1,091,071
24,020	Amphenol Corporation	2,314,087
15,394	ANSYS, Inc.[d]	1,167,173
323,246	Apple, Inc.[f]	30,039,251
90,002	Applied Materials, Inc.	2,029,545
44,650	Arris Group, Inc.[d]	1,452,464
12,150	Aruba Networks, Inc.[d]	212,868
4,200	Ascom Holding AG	71,233
328,600	Atmel Corporation[d]	3,078,982
13,238	Autodesk, Inc.[d]	746,358
13,250	AVG Technologies NVd	266,723
77,189	Blinkx plc[d]	83,680
10,200	Booz Allen Hamilton Holding Corporation	216,648
14,950	Broadcom Corporation	554,944
63,300	Broadridge Financial Solutions, Inc.	2,635,812
117,000	Brocade Communications Systems, Inc.	1,076,400
500	Cap Gemini SA	35,682
8,250	Cardtronics, Inc.[d]	281,160
5,400	Carsales.com, Ltd.	53,928
22,850	CDW Corporation	728,458
6,200	Check Point Software Technologies, Ltd.[d,e]	415,586
35,395	Ciena Corporation[d,e]	766,656
10,250	Cirrus Logic, Inc.[d,e]	233,085
327,840	Cisco Systems, Inc.	8,146,824
50,710	Citrix Systems, Inc.[d]	3,171,910
26,700	Computer Sciences Corporation	1,687,440
13,050	Convergys Corporation	279,792
27,200	CoreLogic, Inc.[d]	825,792
11,400	Cornerstone OnDemand, Inc.[d]	524,628
174,100	Corning, Inc.	3,821,495
3,600	CSR plc	36,456
4,600	Dialog Semiconductor plc[d]	159,169
8,550	Diodes, Inc.[d]	247,608
49,712	DST Systems, Inc.	4,581,955
52,061	E2open, Inc.[d,e]	1,076,101
94,298	eBay, Inc.[d]	4,720,558
4,200	Econocom Group	39,829
28,200	Electrocomponents plc	126,727
58,250	Electronic Arts, Inc.[d]	2,089,427
441,000	EMC Corporation	11,615,940
20,434	Euronet Worldwide, Inc.[d]	985,736
2,300	F@N Communications, Inc.	37,801
14,204	F5 Networks, Inc.[d]	1,582,894
219,800	Facebook, Inc.[d]	14,790,342
43,500	Fortinet, Inc.[d]	1,093,155
12,100	FUJIFILM Holdings NPV	337,718
25,350	GameStop Corporation[e]	1,025,914
15,850	Gartner, Inc.[d]	1,117,742
27,050	Genpact, Ltd.[d]	474,187
10,250	Global Payments, Inc.	746,712
23,023	Google, Inc.[d]	13,244,671
27,023	Google, Inc., Class Ad	15,799,537

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Information Technology (5.8%) - continued
30,530	Guidewire Software, Inc.[d]	$1,241,350
47,700	Hewlett-Packard Company	1,606,536
15,000	Hitachi Kokusai Electric, Inc.	207,845
1,300	Hoya Corporation	43,222
5,500	IAC InterActiveCorp	380,765
9,650	iGATE Corporation[d]	351,164
10,770	Imperva, Inc.[d]	281,959
5,300	Indra Sistemas SA	94,639
2,800	Infineon Technologies AG	34,953
56,600	Informatica Corporation[d]	2,017,790
10,600	International Business Machines Corporation	1,921,462
9,250	j2 Global, Inc.	470,455
142,827	Juniper Networks, Inc.[d]	3,504,975
200	Keyence Corporation	87,458
6,150	Kulicke and Soffa Industries, Inc.[d]	87,699
28,749	Lexmark International, Inc.[e]	1,384,552
2,240	LinkedIn Corporation[d]	384,093
14,750	Liquidity Services, Inc.[d,e]	232,460
39,100	Marvell Technology Group, Ltd.	560,303
5,480	Measurement Specialties, Inc.[d]	471,664
16,150	Mentor Graphics Corporation	348,355
23,105	Microchip Technology, Inc.[e]	1,127,755
51,820	Microsoft Corporation	2,160,894
3,000	NEC Networks & System Integration Corporation	73,204
342,839	NetApp, Inc.	12,520,480
12,311	Nice Systems, Ltd. ADR	502,412
1,600	Nice-Systems, Ltd.	65,480
1,300	NTT Data Corporation	49,993
24,011	Nuance Communications, Inc.[d,e]	450,686
179,979	NVIDIA Corporation	3,336,811
37,810	NXP Semiconductors NVd	2,502,266
1,300	OBIC Company, Ltd.	42,874
72,000	Oki Electric Industry Company, Ltd.	160,100
2,200	OMRON Corporation	92,773
10,300	Optimal Payments plc[d]	70,509
87,700	Oracle Corporation	3,554,481
12,700	Pace plc	77,135
46,874	Plantronics, Inc.	2,252,296
3,300	Playtech plc	34,769
19,350	Polycom, Inc.[d]	242,455
44,550	QLIK Technologies, Inc.[d]	1,007,721
157,461	QUALCOMM, Inc.	12,470,911
21,400	Red Hat, Inc.[d]	1,182,778
168,500	Salesforce.com, Inc.[d]	9,786,480
34,350	Sanmina Corporation[d]	782,493
400	SAP AG ADR	30,822
26,215	Sapient Corporation[d]	425,994
6,800	Seiko Epson Corporation	289,301
22,520	ServiceNow, Inc.[d]	1,395,339
1,221	Skyworks Solutions, Inc.	57,338
900	Spectris plc	34,199
27,800	SunPower Corporation[d,e]	1,139,244
141,940	Symantec Corporation	3,250,426
13,940	Synopsys, Inc.[d]	541,151
32,200	Take-Two Interactive Software, Inc.[d]	716,128
5,100	TE Connectivity, Ltd.	315,384
174,000	Teradata Corporation[d]	6,994,800
117,495	Teradyne, Inc.[e]	2,302,902
112,350	Texas Instruments, Inc.	5,369,206
39,790	Textura Corporation[d,e]	940,636
53,280	Ubiquiti Networks, Inc.[d,e]	2,407,723
3,300	ULVAC, Inc.[d]	70,346
43,370	VeriFone Systems, Inc.[d]	1,593,848
47,450	Virtusa Corporation[d]	1,698,710
123,700	Vishay Intertechnology, Inc.	1,916,113
136,950	VMware, Inc.[d]	13,258,130
7,700	VTech Holdings, Ltd.	102,330
5,250	WebMD Health Corporation[d]	253,575
2,400	Wincor Nixdorf AG	136,684
5,550	Workday, Inc.[d]	498,723
147,100	Xerox Corporation	1,829,924
53,790	Xilinx, Inc.	2,544,805

	Total	270,745,293

Materials (0.7%)
11,880	Airgas, Inc.	1,293,851
10,350	Albemarle Corporation	740,025
16,500	Alcoa, Inc.	245,685
164,348	Arrium, Ltd.	123,627
11,200	Berry Plastics Group, Inc.[d]	288,960
1,300	BHP Billiton plc	42,261
4,000	Cabot Corporation	231,960
39,367	Celanese Corporation	2,530,511
23,000	Cliffs Natural Resources, Inc.[e]	346,150
3,400	Compass Minerals International, Inc.	325,516
10,450	Crown Holdings, Inc.[d]	519,992
51,930	Dow Chemical Company	2,672,318
21,700	Eagle Materials, Inc.	2,045,876
11,100	Eastman Chemical Company	969,585
13,000	Ence Energia y Celulosa SAd	33,952
22,796	FMC Corporation	1,622,847
72,750	Graphic Packaging Holding Company[d]	851,175
53,660	H.B. Fuller Company	2,581,046
900	Holmen AB	32,209
49,440	Materials Select Sector SPDR Fund	2,454,202
1,900	Mondi plc	34,494
19,500	Monsanto Company	2,432,430
20,800	Mosaic Company	1,028,560
27,500	Nippon Light Metal Holdings Company, Ltd.	41,887
3,000	Nippon Paint Company, Ltd.	63,520
34,800	Nucor Corporation	1,713,900
37,000	Oji Holdings Corporation	152,255
28,300	Owens-Illinois, Inc.[d]	980,312
16,050	Packaging Corporation of America	1,147,415
2,000	Rio Tinto plc	107,988
20,712	Silgan Holdings, Inc.	1,052,584
19,242	Silver Wheaton Corporation	505,487
1,500	Smurfit Kappa Group plc	34,332
5,350	Sonoco Products Company	235,026
11,156	Southern Copper Corporation	338,808
66,070	Steel Dynamics, Inc.	1,185,957
5,500	Stora Enso Oyj	53,472
7,000	Sumitomo Metal Mining Company, Ltd.	114,254
32,000	Sumitomo Osaka Cement Company, Ltd.	121,713
30,000	Taiheiyo Cement Corporation	120,961
117,100	Teck Resources, Ltd.[e]	2,673,393
13,000	Toagosei Company, Ltd.	58,533

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (27.7%)	Value
Materials (0.7%) - continued
13,000	Tokuyama Corporation	$41,340
49,000	Tosoh Corporation	237,658
9,300	UPM-Kymmene Oyj	158,858
5,200	Voestalpine AG	247,900
21,200	Walter Energy, Inc.[e]	115,540
6,000	Worthington Industries, Inc.	258,240

	Total	35,208,565

Telecommunications Services (0.3%)
60,700	AT&T, Inc.	2,146,352
142,000	Bezeq Israel Telecommunication Corporation, Ltd.	265,766
25,901	BT Group plc	170,196
48,300	Cogent Communications Group, Inc.	1,668,765
8,500	Elisa Oyj	260,016
6,700	Freenet AG	212,774
2,400	KDDI Corporation	146,433
7,000	Nippon Telegraph & Telephone Corporation	436,295
10,906	SBA Communications Corporation[d]	1,115,684
21,000	Singapore Telecommunications, Ltd.	64,905
163,000	Telecom Italia SPA[d]	206,309
9,050	Telephone & Data Systems, Inc.	236,295
21,900	Telstra Corporation, Ltd.	107,590
26,013	TW Telecom, Inc.[d]	1,048,584
87,029	Verizon Communications, Inc.	4,258,329
75,290	Vodafone Group plc	251,639
60,450	Vonage Holdings Corporation[d]	226,687

	Total	12,822,619

Utilities (0.4%)
2,500	AGL Energy, Ltd.	36,518
9,600	Atmos Energy Corporation	512,640
6,400	Centrica plc	34,199
34,900	CMS Energy Corporation	1,087,135
4,400	Edison International, Inc.	255,684
43,600	Electricidade de Portugal SA	218,768
2,800	Electricite de France	88,166
900	Endesa SA	34,800
62,500	Enel SPA	363,540
10,000	Fortum Oyj	268,520
3,500	Gas Natural SDG SA	110,576
71,010	NiSource, Inc.	2,793,533
57,080	NorthWestern Corporation	2,979,005
101,740	PG&E Corporation	4,885,555
24,750	Public Service Enterprise Group, Inc.	1,009,552
400	Red Electrica Corporacion SA	36,565
15,200	Southern Company	689,776
22,668	Southwest Gas Corporation	1,196,644
7,250	Westar Energy, Inc.	276,878
34,500	Wisconsin Energy Corporation	1,618,740

	Total	18,496,794

	Total Common Stock (cost $1,018,393,523)	1,293,535,333

Principal Amount	Long-Term Fixed Income (15.0%)
Asset-Backed Securities (0.8%)
	Access Group, Inc.
$543,645	0.652%, 2/25/2036[g,h]	540,585
	Ally Auto Receivables Trust 2013-SN1
780,000	0.720%, 5/20/2016	780,861
	BA Credit Card Trust
650,000	0.532%, 6/15/2021[h]	650,021
	Barclays Dryrock Issuance Trust
1,300,000	0.512%, 12/16/2019[h]	1,301,379
	Capital One Multi-Asset Execution Trust
800,000	0.532%, 1/18/2022[h]	800,830
	Chase Issuance Trust
875,000	1.150%, 1/15/2019	877,565
	Chesapeake Funding, LLC
500,000	0.601%, 1/7/2025[g,h]	500,651
	Citibank Credit Card Issuance Trust
1,500,000	0.025%, 2/22/2019	1,499,238
	Citibank Omni Master Trust
1,300,000	4.900%, 11/15/2018[g]	1,321,679
	Countrywide Asset-Backed Certificates
960,724	5.530%, 4/25/2047	924,969
	DT Auto Owner Trust
75,457	0.750%, 5/16/2016[g]	75,480
	Edlinc Student Loan Funding Trust
433,224	3.190%, 10/1/2025[h,i]	438,639
	Enterprise Fleet Financing, LLC
242,748	1.060%, 3/20/2019[g]	243,790
1,000,000	0.870%, 9/20/2019[g]	999,995
	FirstEnergy Ohio PIRB Special Purpose Trust
588,657	0.679%, 1/15/2019	588,729
	FNA Trust
287,926	1.980%, 1/10/2018[i]	288,790
	Ford Credit Auto Owner Trust
485,000	2.260%, 11/15/2025[g]	489,349
	GE Dealer Floorplan Master Note Trust
780,000	0.553%, 4/20/2018[h]	782,239
	GE Equipment Transportation, LLC
650,000	0.690%, 11/25/2016	651,176
	Golden Credit Card Trust
540,000	0.402%, 2/15/2018[g,h]	540,178
250,000	0.582%, 9/15/2018[g,h]	250,893
	GreatAmerica Leasing Receivables
1,500,000	0.610%, 5/15/2016[g]	1,500,347
	Hertz Fleet Lease Funding, LP
1,050,000	0.704%, 12/10/2027[g,h]	1,052,258
	HLSS Servicer Advance Receivables Backed Notes
650,000	1.287%, 9/15/2044[g]	650,325
	Hyundai Auto Receivables Trust
780,000	0.710%, 9/15/2017	782,191
	Hyundai Floorplan Master Owner Trust
877,500	0.502%, 5/15/2018[g,h]	879,048
	Master Credit Card Trust
529,100	0.780%, 4/21/2017[g]	530,129

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Asset-Backed Securities (0.8%) - continued
	Morgan Stanley Capital, Inc.
$1,052,780	0.302%, 2/25/2037[h]	$626,780
	Motor plc
684,667	0.652%, 2/15/2021[g]	685,286
909,600	0.632%, 8/25/2021[g,h]	910,608
	Nissan Master Owner Trust Receivables
900,000	0.452%, 2/15/2018[h]	900,445
	Penarth Master Issuer plc
1,055,000	0.544%, 11/18/2017[g,h]	1,056,910
	Renaissance Home Equity Loan Trust
1,478,057	5.746%, 5/25/2036	1,107,020
2,800,000	6.011%, 5/25/2036	2,053,915
1,245,100	5.580%, 11/25/2036	801,628
	SLM Student Loan Trust
894,017	0.752%, 7/15/2022[g,h]	895,779
1,419,694	0.752%, 8/15/2022[g,h]	1,422,329
1,173,999	0.629%, 4/25/2023[g,h]	1,175,896
450,000	1.202%, 5/17/2027[g,h]	454,144
	U.S. Small Business Administration
570,000	3.191%, 3/10/2024	590,278
	Vericrest Opportunity Loan Transferee
1,100,000	3.125%, 4/27/2054[g]	1,105,610
	Volvo Financial Equipment, LLC
650,000	0.740%, 3/15/2017[g]	651,231
1,000,000	0.820%, 4/16/2018[g]	1,000,859
	World Financial Network Credit Card Master Trust
350,000	0.532%, 12/15/2019[h]	350,462
650,000	0.910%, 3/16/2020	651,358
	World Omni Automobile Lease Securitization Trust
650,000	1.400%, 2/15/2019	657,170
	World Omni Master Owner Trust
540,000	0.502%, 2/15/2018[g,h]	540,623

	Total	37,579,665

Basic Materials (0.2%)
	Anglo American Capital plc
325,000	1.176%, 4/15/2016[g,h]	326,032
	First Quantum Minerals, Ltd.
355,000	6.750%, 2/15/2020[g]	365,650
355,000	7.000%, 2/15/2021[g]	365,206
	FMG Resources Pty. Ltd.
1,259,634	6.875%, 2/1/2018[e,g]	1,322,616
	Freeport-McMoRan Copper & Gold, Inc.
614,000	2.375%, 3/15/2018	623,153
	Glencore Funding, LLC
223,000	1.700%, 5/27/2016[g]	225,030
282,000	3.125%, 4/29/2019[g]	287,584
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
630,000	8.875%, 2/1/2018	655,200
	Ineos Finance plc
630,000	7.500%, 5/1/2020[g]	685,912
	International Paper Company
117,000	5.300%, 4/1/2015	121,185
	LyondellBasell Industries NV
392,000	6.000%, 11/15/2021	468,736
	Monsanto Company
235,000	1.150%, 6/30/2017	235,073
	Mosaic Company
415,000	5.450%, 11/15/2033	465,022
	Rio Tinto Finance USA plc
134,000	1.375%, 6/17/2016	135,448
	Sappi Papier Holding GmbH
375,000	6.625%, 4/15/2021[g]	395,625
	Vale Overseas, Ltd.
359,000	6.250%, 1/23/2017	401,721
	Yamana Gold, Inc.
325,000	4.950%, 7/15/2024[g]	327,137

	Total	7,406,330

Capital Goods (0.1%)
	BAE Systems plc
100,000	3.500%, 10/11/2016[g]	104,080
	Caterpillar, Inc.
188,000	3.400%, 5/15/2024	190,140
	CNH Capital, LLC
630,000	3.625%, 4/15/2018	643,388
	Eaton Corporation
189,000	4.000%, 11/2/2032	189,120
	Harsco Corporation
349,000	2.700%, 10/15/2015	352,054
	Ingersoll-Rand Global Holding Company, Ltd.
384,000	6.875%, 8/15/2018	457,498
	L-3 Communications Corporation
384,000	1.500%, 5/28/2017	384,525
	Martin Marietta Materials, Inc.
450,000	1.331%, 6/30/2017[c,g,h]	449,736
	Reynolds Group Issuer, Inc.
629,634	5.750%, 10/15/2020	664,264
	Roper Industries, Inc.
376,000	2.050%, 10/1/2018	376,610
	RSC Equipment Rental, Inc.
630,000	8.250%, 2/1/2021	700,875
	Textron, Inc.
150,000	5.600%, 12/1/2017	168,656

	Total	4,680,946

Collateralized Mortgage Obligations (0.5%)
	Apidos CLO XVIII
375,000	1.643%, 7/22/2026[c,h,i]	373,594
	Citigroup Mortgage Loan Trust, Inc.
526,961	5.500%, 11/25/2035	481,726
	CitiMortgage Alternative Loan Trust
1,818,448	5.750%, 4/25/2037	1,572,539
	Countrywide Alternative Loan Trust
811,785	5.265%, 10/25/2035	678,863
482,884	6.500%, 8/25/2036	354,193
337,923	6.000%, 1/25/2037	299,420
1,637,098	5.500%, 5/25/2037	1,376,453
1,305,371	7.000%, 10/25/2037	932,907
	Countrywide Home Loans, Inc.
685,800	5.750%, 4/25/2037	618,077

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Collateralized Mortgage Obligations (0.5%) - continued
	Deutsche Alt-A Securities Mortgage Loan Trust
$520,871	6.000%, 10/25/2021	$465,485
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
216,130	5.500%, 10/25/2021	212,108
	Federal Home Loan Mortgage Corporation
1,716,203	3.000%, 2/15/2033[j]	259,721
	Federal National Mortgage Association
3,679,233	3.500%, 1/25/2033[j]	604,332
	HomeBanc Mortgage Trust
2,640,007	2.240%, 4/25/2037	1,965,182
	J.P. Morgan Mortgage Trust
157,005	2.607%, 10/25/2036	132,344
1,721,831	0.532%, 1/25/2037[h]	1,149,572
1,873,645	6.250%, 8/25/2037	1,344,550
	MASTR Alternative Loans Trust
358,698	6.500%, 7/25/2034	367,821
967,164	0.602%, 12/25/2035[h]	548,352
	Merrill Lynch Alternative Note Asset Trust
400,182	6.000%, 3/25/2037	375,459
	Neuberger Berman CLO, Ltd.
300,000	1.701%, 8/4/2025[c,h,k]	300,000
	Residential Asset Securitization Trust
1,263,183	0.532%, 8/25/2037[h]	521,053
	Sequoia Mortgage Trust
1,017,931	2.740%, 9/20/2046	870,083
106,424	2.740%, 9/20/2046	4,457
	WaMu Mortgage Pass Through Certificates
260,884	2.344%, 9/25/2036	234,108
515,948	2.383%, 10/25/2036	450,103
3,564,920	2.049%, 11/25/2036	3,133,037

	Total	19,625,539

Commercial Mortgage-Backed Securities (0.7%)
	Banc of America Commercial Mortgage, Inc.
2,800,000	5.781%, 4/10/2049	3,076,870
3,675,000	5.775%, 6/10/2049	4,044,712
	Bear Stearns Commercial Mortgage Securities, Inc.
1,646,982	5.331%, 2/11/2044	1,777,507
	CGBAM Commercial Mortgage Trust
350,000	1.252%, 5/15/2030[g,h]	350,550
	Citigroup/Deutsche Bank Commercial Mortgage
3,900,000	5.322%, 12/11/2049	4,242,974
	Commercial Mortgage Pass- Through Certificates
780,000	1.201%, 6/8/2030[g,h]	782,604
	Credit Suisse First Boston Mortgage Securities
2,800,000	5.542%, 1/15/2049	3,065,082
	Credit Suisse Mortgage Capital Certificates
3,350,000	5.509%, 9/15/2039	3,603,407
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
837,947	0.727%, 12/25/2016	834,141
	Federal National Mortgage Association
930,250	0.478%, 9/25/2015	931,137
550,000	1.272%, 1/25/2017	555,077
	Government National Mortgage Association
98,900	2.164%, 3/16/2033	99,382
45,337	3.214%, 1/16/2040	45,946
	Greenwich Capital Commercial Funding Corporation
1,750,000	5.867%, 12/10/2049	1,933,944
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
204,722	0.852%, 4/15/2028[g,h]	204,494
850,000	1.102%, 12/15/2028[g,h]	850,162
1,300,000	5.892%, 2/12/2049	1,415,627
	LSTAR Commercial Mortgage Trust
1,219,124	1.519%, 1/20/2041[g]	1,220,161
	Morgan Stanley Capital, Inc.
900,000	5.406%, 3/15/2044	980,563
	SCG Trust
425,000	1.552%, 11/15/2026[g,h]	426,751
	Wachovia Bank Commercial Mortgage Trust
2,100,000	5.603%, 10/15/2048	2,267,532

	Total	32,708,623

Communications Services (0.3%)
	AMC Networks, Inc.
630,000	4.750%, 12/15/2022	630,000
	America Movil SAB de CV
425,000	1.230%, 9/12/2016[h]	430,093
328,000	5.000%, 10/16/2019	368,757
	American Tower Corporation
603,000	7.000%, 10/15/2017	701,744
	AT&T, Inc.
245,000	1.137%, 11/27/2018[h]	249,772
349,000	3.875%, 8/15/2021	371,285
	British Telecommunications plc
245,000	1.625%, 6/28/2016	248,375
165,000	1.250%, 2/14/2017	165,148
	CBS Corporation
301,000	8.875%, 5/15/2019	390,217
	CC Holdings GS V, LLC
133,000	2.381%, 12/15/2017	135,441
	CCO Holdings, LLC
630,000	7.375%, 6/1/2020	686,700
	CenturyLink, Inc.
500,000	6.450%, 6/15/2021	542,500
	Comcast Corporation
205,000	4.650%, 7/15/2042	212,542
252,000	4.750%, 3/1/2044	266,530

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Communications Services (0.3%) - continued
	Cox Communications, Inc.
$326,000	9.375%, 1/15/2019[g]	$422,199
	Crown Castle Towers, LLC
100,000	4.174%, 8/15/2017[g]	106,179
	DIRECTV Holdings, LLC
252,000	1.750%, 1/15/2018	252,347
212,000	5.875%, 10/1/2019	246,579
141,000	4.450%, 4/1/2024	149,506
	Hughes Satellite Systems Corporation
630,000	6.500%, 6/15/2019	702,450
	Intelsat Jackson Holdings SA
630,000	7.250%, 4/1/2019	670,162
	Level 3 Financing, Inc.
630,000	8.625%, 7/15/2020	705,600
	NBC Universal Enterprise, Inc.
390,000	0.912%, 4/15/2018[g,h]	394,340
	Nippon Telegraph & Telephone Corporation
120,000	1.400%, 7/18/2017	120,709
	Numericable Group SA
385,000	6.000%, 5/15/2022[g]	400,400
	SBA Tower Trust
105,000	5.101%, 4/17/2017[g]	112,435
	SES Global Americas Holdings GP
365,000	2.500%, 3/25/2019[g]	367,600
	Sprint Communications, Inc.
629,634	9.000%, 11/15/2018[g]	763,431
	Telefonica Emisiones SAU
329,000	3.992%, 2/16/2016	344,462
319,000	3.192%, 4/27/2018	333,379
	Time Warner Cable, Inc.
210,000	5.000%, 2/1/2020	235,328
336,000	6.550%, 5/1/2037	418,082
	Unitymedia Hessen GmbH & Company KG
385,000	5.500%, 1/15/2023[g]	398,475
	Univision Communications, Inc.
630,000	6.875%, 5/15/2019[g]	672,525
	UPCB Finance V, Ltd.
630,000	7.250%, 11/15/2021[g]	693,000
	Verizon Communications, Inc.
275,000	1.350%, 6/9/2017	274,908
87,000	1.100%, 11/1/2017	86,206
132,000	1.981%, 9/14/2018[h]	139,267
66,000	3.650%, 9/14/2018	70,586
350,000	1.002%, 6/17/2019[h]	354,249
353,000	6.400%, 9/15/2033	432,403
188,000	5.050%, 3/15/2034	200,646
66,000	6.550%, 9/15/2043	83,057
	Viacom, Inc.
206,000	2.500%, 9/1/2018	210,552
	Wind Acquisition Finance SA
435,000	7.375%, 4/23/2021[g]	464,363

	Total	16,224,529

Consumer Cyclical (0.3%)
	Chrysler Group, LLC
635,000	8.000%, 6/15/2019	689,769
	Cinemark USA, Inc.
630,000	4.875%, 6/1/2023	628,425
	Daimler Finance North America, LLC
330,000	1.085%, 8/1/2018[g,h]	333,446
	Delphi Corporation
329,000	6.125%, 5/15/2021	367,690
	Ford Motor Company
205,000	7.450%, 7/16/2031	274,070
	Ford Motor Credit Company, LLC
334,000	12.000%, 5/15/2015	366,942
390,000	1.474%, 5/9/2016[h]	395,748
385,000	2.375%, 1/16/2018	393,281
241,000	5.000%, 5/15/2018	268,101
	Gap, Inc.
286,000	5.950%, 4/12/2021	330,983
	General Motors Company
159,000	3.500%, 10/2/2018[g]	162,578
384,000	6.250%, 10/2/2043[g]	440,640
	General Motors Financial Company, Inc.
630,000	3.250%, 5/15/2018	639,450
	Home Depot, Inc.
235,000	4.875%, 2/15/2044	256,082
	Hyundai Capital America
549,000	1.450%, 2/6/2017[g]	551,068
	Jaguar Land Rover Automotive plc
630,000	5.625%, 2/1/2023[e,g]	669,375
	KB Home
328,000	4.750%, 5/15/2019	330,460
	L Brands, Inc.
630,000	5.625%, 2/15/2022	681,975
	Lennar Corporation
630,000	4.125%, 12/1/2018	643,388
	Macy’s Retail Holdings, Inc.
102,000	4.375%, 9/1/2023	108,092
425,000	3.625%, 6/1/2024	422,848
	Nissan Motor Acceptance Corporation
330,000	0.777%, 3/3/2017[g,h]	330,962
	Toll Brothers Finance Corporation
100,000	8.910%, 10/15/2017	120,000
226,000	4.000%, 12/31/2018	232,780
	Toyota Motor Credit Corporation
500,000	0.425%, 5/16/2017[h]	500,134
75,000	1.750%, 5/22/2017	76,442
	TRW Automotive, Inc.
234,000	7.250%, 3/15/2017[g]	266,175
	Walgreen Company
201,000	5.250%, 1/15/2019	228,074
	Western Union Company
256,000	2.375%, 12/10/2015	261,147
	WMG Acquisition Corporation
310,000	6.750%, 4/15/2022[g]	310,000
	Wynn Las Vegas, LLC
630,000	5.375%, 3/15/2022[e]	655,987

	Total	11,936,112

Consumer Non-Cyclical (0.3%)
	AbbVie, Inc.
282,000	2.000%, 11/6/2018	281,651
	Altria Group, Inc.
235,000	9.700%, 11/10/2018	307,928
330,000	4.000%, 1/31/2024	339,085

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Consumer Non-Cyclical (0.3%) - continued
	Amgen, Inc.
$355,000	0.828%, 5/22/2019[h]	$355,848
	Anheuser-Busch InBev Finance, Inc.
296,000	0.623%, 2/1/2019[h]	296,135
	Anheuser-Busch InBev Worldwide, Inc.
380,000	7.750%, 1/15/2019	469,465
	Boston Scientific Corporation
235,000	2.650%, 10/1/2018	240,225
	Bunge Limited Finance Corporation
282,000	8.500%, 6/15/2019	354,368
	CareFusion Corporation
225,000	1.450%, 5/15/2017	224,832
288,000	6.375%, 8/1/2019	337,185
	Celgene Corporation
476,000	1.900%, 8/15/2017	482,945
66,000	2.300%, 8/15/2018	67,068
	CHS/Community Health Systems, Inc.
630,000	7.125%, 7/15/2020	681,975
	ConAgra Foods, Inc.
325,000	1.900%, 1/25/2018	325,784
	Coventry Health Care, Inc.
347,000	5.950%, 3/15/2017	390,144
	CVS Caremark Corporation
116,000	1.200%, 12/5/2016	116,709
188,000	6.125%, 9/15/2039	234,093
	Endo Finance LLC & Endo Finco, Inc.
630,000	7.000%, 7/15/2019[g]	673,313
	Express Scripts Holding Company
188,000	2.650%, 2/15/2017	195,314
150,000	1.250%, 6/2/2017	149,736
210,000	2.250%, 6/15/2019	209,122
	Forest Laboratories, Inc.
425,000	4.375%, 2/1/2019[g]	458,494
	Fresenius Medical Care US Finance II, Inc.
630,000	5.875%, 1/31/2022[g]	696,150
	Hawk Acquisition Sub, Inc.
629,634	4.250%, 10/15/2020	633,569
	IMS Health, Inc.
863,000	6.000%, 11/1/2020[g]	906,150
	Kroger Company
245,000	0.756%, 10/17/2016[h]	245,559
116,000	1.200%, 10/17/2016	116,381
	Lorillard Tobacco Company
235,000	2.300%, 8/21/2017[e]	239,849
252,000	8.125%, 6/23/2019	314,182
	Mattel, Inc.
235,000	1.700%, 3/15/2018	233,995
	McKesson Corporation
190,000	1.292%, 3/10/2017	190,502
	Medco Health Solutions, Inc.
301,000	7.125%, 3/15/2018	355,548
	Mondelez International, Inc.
247,000	0.745%, 2/1/2019[h]	246,446
	Monsanto Company
400,000	2.125%, 7/15/2019	400,988
	Mylan, Inc.
188,000	2.600%, 6/24/2018	190,959
235,000	7.875%, 7/15/2020[g]	260,112
	Pernod Ricard SA
112,000	2.950%, 1/15/2017[g]	116,472
188,000	5.750%, 4/7/2021[g]	216,115
	Perrigo Company, Ltd.
483,000	1.300%, 11/8/2016[g]	482,281
240,000	2.300%, 11/8/2018[g]	239,901
	Roche Holdings, Inc.
50,000	7.000%, 3/1/2039[g]	71,079
	SABMiller Holdings, Inc.
320,000	2.450%, 1/15/2017[g]	329,758
	Safeway, Inc.
50,000	3.400%, 12/1/2016	52,616
	Spectrum Brands Escrow Corporation
630,000	6.375%, 11/15/2020	677,250
	Thermo Fisher Scientific, Inc.
292,000	1.300%, 2/1/2017	292,430
282,000	2.400%, 2/1/2019	284,870
	Valeant Pharmaceuticals International
630,000	6.875%, 12/1/2014[g]	659,137
	WM Wrigley Jr. Company
295,000	1.400%, 10/21/2016[g]	297,043
165,000	2.000%, 10/20/2017[g]	167,421

	Total	16,108,182

Energy (0.2%)
	BP Capital Markets plc
174,000	1.375%, 11/6/2017	174,245
	Buckeye Partners, LP
288,000	2.650%, 11/15/2018	292,803
	Canadian Natural Resources, Ltd.
245,000	0.609%, 3/30/2016[h]	245,531
	CNOOC Nexen Finance 2014 ULC
345,000	1.625%, 4/30/2017	345,886
	CNPC General Capital, Ltd.
192,000	1.450%, 4/16/2016[g]	192,267
192,000	2.750%, 4/19/2017[g]	196,984
	Concho Resources, Inc.
629,634	5.500%, 10/1/2022	677,644
	Continental Resources, Inc.
384,000	5.000%, 9/15/2022	417,600
	Devon Energy Corporation
536,000	1.200%, 12/15/2016	537,625
	Ecopetrol SA
192,000	5.875%, 5/28/2045	198,582
	Enbridge, Inc.
437,000	0.678%, 6/2/2017[h]	437,880
	EQT Corporation
162,000	5.150%, 3/1/2018	176,759
118,000	8.125%, 6/1/2019	147,642
	Hess Corporation
352,000	8.125%, 2/15/2019	442,803
	Linn Energy, LLC
629,634	6.250%, 11/1/2019[g]	659,542
	Lukoil International Finance BV
140,000	3.416%, 4/24/2018[g]	138,950
	MEG Energy Corporation
630,000	6.500%, 3/15/2021[g]	667,800
	Murphy Oil Corporation
87,000	2.500%, 12/1/2017	89,044

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Energy (0.2%) - continued
	Oasis Petroleum, Inc.
$630,000	6.875%, 1/15/2023	$686,700
	Offshore Group Investment, Ltd.
630,000	7.500%, 11/1/2019	666,225
	Petrobras Global Finance BV
423,000	2.000%, 5/20/2016	423,611
300,000	3.112%, 3/17/2020[h]	308,235
	Petroleos Mexicanos
100,000	3.500%, 7/18/2018	105,100
	Pioneer Natural Resources Company
60,000	5.875%, 7/15/2016	65,656
	Range Resources Corporation
630,000	5.000%, 8/15/2022	667,800
	Sinopec Capital 2013, Ltd.
330,000	1.250%, 4/24/2016[g]	330,112
	Suncor Energy, Inc.
197,000	6.100%, 6/1/2018	228,631
	Total Capital International SA
190,000	0.580%, 6/19/2019[h]	189,999
	Transocean, Inc.
345,000	6.000%, 3/15/2018	389,687
	Weatherford International, Ltd.
320,000	9.625%, 3/1/2019	419,934
	Williams Companies, Inc.
192,000	3.700%, 1/15/2023	184,692

	Total	10,705,969

Financials (1.3%)
	Abbey National Treasury Services plc
132,000	3.050%, 8/23/2018	138,234
	ABN AMRO Bank NV
359,000	2.500%, 10/30/2018[g]	364,267
	Achmea Hypotheekbank NV
283,000	3.200%, 11/3/2014[g]	285,696
	American Express Credit Corporation
75,000	2.375%, 3/24/2017	77,536
350,000	0.781%, 3/18/2019[h]	351,943
	American International Group, Inc.
165,000	3.800%, 3/22/2017	176,320
480,000	8.250%, 8/15/2018	596,356
	ANZ National International, Ltd. of London
235,000	3.125%, 8/10/2015[g]	241,746
	ANZ New Zealand International, Ltd.
294,000	1.400%, 4/27/2017[g]	294,560
	Australia and New Zealand Banking Group, Ltd.
365,000	0.490%, 6/13/2017[g,h]	364,784
	Aviation Capital Group Corporation
132,000	3.875%, 9/27/2016[g]	136,620
	Banco Santander Chile
435,000	1.127%, 4/11/2017[g,h]	434,999
	Bank Nederlandse Gemeenten NV
227,000	1.375%, 3/19/2018[g]	227,170
	Bank of America Corporation
253,000	7.750%, 8/15/2015	271,887
245,000	5.750%, 8/15/2016	267,313
376,000	5.700%, 5/2/2017	417,254
580,000	5.750%, 12/1/2017	654,194
658,000	1.300%, 3/22/2018[h]	666,472
576,000	5.650%, 5/1/2018	652,917
295,000	1.103%, 4/1/2019[h]	296,913
188,000	4.000%, 4/1/2024	191,860
251,000	5.875%, 2/7/2042	298,085
	Bank of Montreal
370,000	0.829%, 4/9/2018[h]	372,479
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
420,000	0.640%, 3/10/2017[g,h]	419,893
	Banque Federative du Credit Mutuel SA
329,000	1.078%, 1/20/2017[g,h]	331,821
	Barclays Bank plc
280,000	10.179%, 6/12/2021[g]	387,299
	BBVA Banco Continental SA
350,000	2.250%, 7/29/2016[g]	352,625
	BBVA US Senior SAU
419,000	4.664%, 10/9/2015	438,070
	Berkshire Hathaway Finance Corporation
300,000	0.377%, 1/10/2017[h]	300,076
160,000	1.600%, 5/15/2017	162,516
390,000	1.300%, 5/15/2018	386,645
	BioMed Realty, LP
282,000	2.625%, 5/1/2019	283,695
	BNP Paribas SA
231,000	1.250%, 12/12/2016	231,295
386,000	2.375%, 9/14/2017	395,264
	BPCE SA
300,000	1.073%, 2/10/2017[e,h]	302,548
378,000	1.625%, 2/10/2017	380,782
	Canadian Imperial Bank of Commerce
465,000	2.600%, 7/2/2015[g]	475,602
	Capital One Bank USA NA
295,000	1.200%, 2/13/2017	294,987
	Capital One Financial Corporation
260,000	0.680%, 3/22/2016[h]	260,604
379,000	6.150%, 9/1/2016	419,426
235,000	2.450%, 4/24/2019	237,204
	Citigroup, Inc.
1,123,000	5.500%, 2/15/2017	1,235,034
300,000	0.770%, 3/10/2017[h]	300,163
230,000	6.000%, 8/15/2017	260,331
245,000	1.000%, 4/8/2019[h]	245,342
385,000	8.500%, 5/22/2019	492,104
274,000	4.050%, 7/30/2022	280,712
	CoBank ACB
120,000	0.831%, 6/15/2022[h,i]	110,550
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
228,000	3.950%, 11/9/2022	231,791
	Credit Agricole SA
535,000	1.625%, 4/15/2016[g]	542,099
290,000	1.027%, 4/15/2019[g,h]	292,210
	Credit Suisse AG
231,000	5.400%, 1/14/2020	259,575
	CyrusOne, LP
630,000	6.375%, 11/15/2022	678,825

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Financials (1.3%) - continued
	DDR Corporation
$384,000	9.625%, 3/15/2016	$439,379
	Deutsche Bank AG
465,000	1.350%, 5/30/2017	464,846
	Discover Bank
235,000	8.700%, 11/18/2019	298,673
	Discover Financial Services
188,000	6.450%, 6/12/2017	213,855
	DnB Boligkreditt AS
605,000	1.450%, 3/21/2018[g]	602,142
	Eksportfinans ASA
80,000	3.000%, 11/17/2014	80,488
111,000	5.500%, 5/25/2016	118,215
	Fifth Third Bancorp
286,000	5.450%, 1/15/2017	313,516
	General Electric Capital Corporation
475,000	0.504%, 5/15/2017[h]	475,398
961,000	6.000%, 8/7/2019	1,138,351
390,000	1.231%, 3/15/2023[h]	390,971
414,000	6.750%, 3/15/2032	546,132
	Genworth Financial, Inc.
336,000	7.700%, 6/15/2020	414,083
	Goldman Sachs Group, Inc.
410,000	2.375%, 1/22/2018	416,370
390,000	1.425%, 4/30/2018[h]	396,297
205,000	1.324%, 11/15/2018[h]	207,800
271,000	7.500%, 2/15/2019	330,716
374,000	5.375%, 3/15/2020	423,659
491,000	5.250%, 7/27/2021	551,360
	Hartford Financial Services Group, Inc.
177,000	4.000%, 10/15/2017	190,994
309,000	5.125%, 4/15/2022	351,368
	HBOS plc
288,000	6.750%, 5/21/2018[g]	331,784
	HCP, Inc.
67,000	6.000%, 1/30/2017	75,002
75,000	6.700%, 1/30/2018	87,451
	Health Care REIT, Inc.
304,000	4.700%, 9/15/2017	332,553
58,000	2.250%, 3/15/2018	58,889
	HSBC Bank plc
495,000	0.864%, 5/15/2018[g,h]	499,555
	HSBC Finance Corporation
498,000	6.676%, 1/15/2021	595,559
	HSBC Holdings plc
236,000	5.250%, 3/14/2044	252,709
	HSBC USA, Inc.
241,000	1.625%, 1/16/2018	241,540
	Huntington Bancshares, Inc.
66,000	2.600%, 8/2/2018	67,119
	Huntington National Bank
282,000	1.350%, 8/2/2016	283,981
	Icahn Enterprises, LP
500,000	6.000%, 8/1/2020	535,625
	ING Bank NV
282,000	4.125%, 11/21/2023	290,108
	ING Capital Funding Trust III
265,000	3.834%, 12/29/2049[h,l]	265,000
	International Lease Finance Corporation
383,000	2.181%, 6/15/2016[h]	385,394
	Intesa Sanpaolo SPA
317,000	3.125%, 1/15/2016	325,846
141,000	3.875%, 1/16/2018	148,605
288,000	3.875%, 1/15/2019	302,032
	J.P. Morgan Chase & Company
259,000	1.125%, 2/26/2016	260,218
353,000	3.450%, 3/1/2016	368,363
210,000	0.744%, 2/15/2017[h]	210,764
576,000	2.000%, 8/15/2017	585,765
200,000	1.800%, 1/25/2018	200,967
521,000	6.300%, 4/23/2019	615,989
50,000	3.200%, 1/25/2023	49,644
372,000	7.900%, 4/29/2049[l]	415,710
	KeyBank NA
438,000	7.413%, 5/6/2015	462,807
	Kookmin Bank
334,000	1.103%, 1/27/2017[g,h]	335,822
	Liberty Mutual Group, Inc.
60,000	4.950%, 5/1/2022[g]	65,625
56,000	6.500%, 5/1/2042[g]	70,230
	Liberty Property, LP
289,000	5.500%, 12/15/2016	315,530
	Lloyds Banking Group plc
288,000	5.920%, 9/29/2049[g,l]	290,880
	Macquarie Bank, Ltd.
305,000	5.000%, 2/22/2017[g]	332,389
440,000	1.021%, 3/24/2017[g,h]	441,415
	Manufacturers and Traders Trust Company
250,000	0.600%, 1/30/2017[h]	250,226
	MasterCard, Inc.
235,000	2.000%, 4/1/2019	235,956
	Merrill Lynch & Company, Inc.
768,000	6.050%, 5/16/2016	835,328
225,000	6.400%, 8/28/2017	257,013
	Metropolitan Life Global Funding I
230,000	0.365%, 6/23/2016[c,g,h]	229,910
400,000	0.607%, 4/10/2017[g,h]	400,879
282,000	1.300%, 4/10/2017[g]	282,650
	Mizuho Bank, Ltd.
290,000	0.659%, 4/16/2017[g,h]	290,240
	Mizuho Corporate Bank, Ltd.
282,000	1.850%, 3/21/2018[g]	283,113
	Morgan Stanley
150,000	1.750%, 2/25/2016	152,130
391,000	4.750%, 3/22/2017	425,697
270,000	6.250%, 8/28/2017	307,714
384,000	6.625%, 4/1/2018	448,886
260,000	1.509%, 4/25/2018[h]	265,155
250,000	4.875%, 11/1/2022	268,354
329,000	4.100%, 5/22/2023	333,742
	Murray Street Investment Trust I
720,000	4.647%, 3/9/2017	778,163
	National City Corporation
438,000	6.875%, 5/15/2019	523,113
	Nomura Holdings, Inc.
390,000	1.680%, 9/13/2016[h]	396,466
282,000	2.000%, 9/13/2016	286,602
235,000	2.750%, 3/19/2019	239,065
	Nordea Eiendomskreditt AS
453,000	2.125%, 9/22/2016[g]	465,621

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Financials (1.3%) - continued
	PNC Bank NA
$448,000	1.150%, 11/1/2016	$450,316
	Prologis, LP
370,000	7.375%, 10/30/2019	457,359
	Prudential Covered Trust
312,000	2.997%, 9/30/2015[i]	319,588
	Realty Income Corporation
58,000	2.000%, 1/31/2018	58,274
	Regions Bank
540,000	7.500%, 5/15/2018	642,714
	Reinsurance Group of America, Inc.
105,000	5.625%, 3/15/2017	114,657
252,000	5.000%, 6/1/2021	277,911
	Reliance Standard Life Global Funding II
230,000	2.500%, 4/24/2019[g]	230,726
	Royal Bank of Canada
756,000	1.125%, 7/22/2016	762,012
341,000	2.200%, 7/27/2018	348,220
	Royal Bank of Scotland Group plc
625,000	1.174%, 3/31/2017[h]	628,039
570,000	5.125%, 5/28/2024	578,777
	Santander US Debt SAU
325,000	3.724%, 1/20/2015[g]	329,809
85,000	3.781%, 10/7/2015[g]	87,799
	Simon Property Group, LP
100,000	10.350%, 4/1/2019	135,486
	Skandinaviska Enskilda Banken AB
365,000	2.375%, 3/25/2019[g]	368,176
	SLM Corporation
75,000	3.875%, 9/10/2015	76,500
138,000	6.250%, 1/25/2016	146,625
125,000	4.625%, 9/25/2017	131,719
	SpareBank 1 Boligkreditt AS
605,000	1.250%, 5/2/2018[g]	596,403
	Sumitomo Mitsui Banking Corporation
555,000	1.300%, 1/10/2017	555,939
	Suncorp-Metway, Ltd.
674,000	0.934%, 3/28/2017[g,h]	673,993
	Svensk Exportkredit AB
302,000	1.125%, 4/5/2018	299,034
	Svenska Handelsbanken AB
115,000	3.125%, 7/12/2016	120,434
282,000	1.625%, 3/21/2018	281,343
330,000	0.722%, 6/17/2019[h]	330,119
	Swedbank Hypotek AB
605,000	1.375%, 3/28/2018[g]	602,385
	Swiss RE Capital I, LP
125,000	6.854%, 5/29/2049[g,l]	133,750
	Toronto-Dominion Bank
195,000	0.691%, 9/9/2016[h]	196,068
	U.S. Bank NA
330,000	0.455%, 1/30/2017[h]	330,162
	UBS AG London
605,000	0.750%, 3/24/2016[g]	606,134
	UBS AG/Stamford, Connecticut
116,000	5.875%, 12/20/2017	132,490
	Ventas Realty, LP
313,000	1.550%, 9/26/2016	316,185
235,000	1.250%, 4/17/2017	235,031
	Voya Financial, Inc.
344,000	2.900%, 2/15/2018	356,467
	Wachovia Corporation
370,000	0.501%, 6/15/2017[h]	369,493
	Wells Fargo & Company
754,000	1.250%, 7/20/2016	760,509
355,000	2.100%, 5/8/2017	364,100

	Total	58,594,945

Foreign Government (0.1%)
	Asian Development Bank
520,000	0.500%, 6/20/2016	519,813
	Denmark Government International Bond
520,000	0.375%, 4/25/2016[g]	519,243
	European Investment Bank
445,000	1.875%, 3/15/2019	448,860
	Export-Import Bank of Korea
116,000	1.250%, 11/20/2015	116,599
	International Finance Corporation
390,000	0.500%, 5/16/2016	389,686
	Kommunalbanken AS
175,000	2.750%, 5/5/2015[g]	178,717
520,000	0.311%, 3/18/2016[g,h]	520,227
	Kommuninvest i Sverige AB
520,000	0.500%, 6/15/2016[g]	519,302
	Province of Ontario
440,000	1.000%, 7/22/2016	442,974
	Sweden Government International Bond
100,000	0.375%, 12/22/2015[g]	100,008
500,000	0.375%, 3/29/2016[g]	499,665

	Total	4,255,094

Mortgage-Backed Securities (4.3%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
11,500,000	3.000%, 7/1/2029[c]	11,920,463
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
432,339	1.956%, 6/1/2043[h]	440,646
11,425,000	4.000%, 7/1/2044[c]	12,103,359
	Federal National Mortgage Association Conventional 15-yr. Pass Through
22,525,000	3.500%, 8/1/2029[c]	23,813,150
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,683,371	2.071%, 1/1/2043[h]	1,732,393
3,013,974	2.061%, 3/1/2043[h]	3,100,186
2,685,642	1.750%, 7/1/2043[h]	2,726,665
782,022	2.019%, 7/1/2043[h]	799,327
696,055	2.119%, 8/1/2043[h]	713,491
47,000,000	3.500%, 7/1/2044[c]	48,380,625
45,550,000	4.000%, 7/1/2044[c]	48,339,938
12,357,000	4.500%, 7/1/2044[c]	13,382,248
32,107,000	4.500%, 8/1/2044[c]	34,691,870

	Total	202,144,361

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Technology (0.1%)
	Amphenol Corporation
$188,000	2.550%, 1/30/2019	$190,643
	Apple, Inc.
440,000	0.523%, 5/6/2019[h]	440,419
	Baidu, Inc.
250,000	2.750%, 6/9/2019	250,974
	Cisco Systems, Inc.
300,000	0.727%, 3/1/2019[h]	301,927
	Computer Sciences Corporation
90,000	2.500%, 9/15/2015	91,609
	EMC Corporation
196,000	1.875%, 6/1/2018	197,295
	Fidelity National Information Services, Inc.
336,000	1.450%, 6/5/2017	335,601
	First Data Corporation
630,000	7.375%, 6/15/2019[g]	676,462
	Hewlett-Packard Company
270,000	2.125%, 9/13/2015	274,759
329,000	5.400%, 3/1/2017	364,606
247,000	1.167%, 1/14/2019[h]	248,968
	Iron Mountain, Inc.
630,000	6.000%, 8/15/2023	681,187
	Micron Semiconductor Asia Pte, Ltd.
225,000	1.258%, 1/15/2019	224,969
	Oracle Corporation
245,000	0.807%, 1/15/2019[h]	246,972
	Samsung Electronics America, Inc.
94,000	1.750%, 4/10/2017[g]	94,440
	Tyco Electronics Group SA
368,000	6.550%, 10/1/2017	425,844
	Xerox Corporation
240,000	7.200%, 4/1/2016	264,710
	Xilinx, Inc.
240,000	2.125%, 3/15/2019	240,424

	Total	5,551,809

Transportation (0.1%)
	American Airlines Pass Through Trust
145,560	4.950%, 1/15/2023[g]	157,569
	Avis Budget Car Rental, LLC
365,000	5.125%, 6/1/2022[g]	365,456
	Canadian Pacific Railway Company
65,000	7.125%, 10/15/2031	85,902
76,000	5.750%, 3/15/2033	89,951
	Continental Airlines, Inc.
156,879	4.150%, 4/11/2024	163,154
	CSX Corporation
115,000	3.700%, 11/1/2023	118,436
	Delta Air Lines, Inc.
179,000	6.750%, 5/23/2017	188,397
101,514	4.950%, 5/23/2019	109,635
26,904	4.750%, 5/7/2020	29,191
	ERAC USA Finance, LLC
116,000	1.400%, 4/15/2016[g]	116,892
67,000	2.800%, 11/1/2018[g]	69,200
	Kansas City Southern de Mexico SA de CV
295,000	0.928%, 10/28/2016[h]	296,017
	Korea Expressway Corporation
282,000	1.625%, 4/28/2017[g]	281,706
	Network Rail Infrastructure Finance plc
473,000	0.234%, 2/13/2017[g,h]	472,752
	PACCAR Financial Corporation
240,000	0.420%, 6/6/2017[h]	239,998
	Virgin Australia Holdings, Ltd.
106,203	5.000%, 10/23/2023[g]	112,841

	Total	2,897,097

U.S. Government and Agencies (5.5%)
	Federal Agricultural Mortgage Corporation
360,000	2.125%, 9/15/2015	368,080
	Federal Home Loan Bank
2,830,000	0.875%, 5/24/2017	2,830,102
	Federal Home Loan Mortgage Corporation
2,835,000	1.375%, 5/1/2020	2,757,622
	Federal National Mortgage Association
700,000	4.375%, 10/15/2015	736,830
3,550,000	0.625%, 8/26/2016	3,552,141
1,870,000	1.375%, 11/15/2016	1,896,921
1,535,000	0.875%, 5/21/2018	1,509,237
405,000	6.250%, 5/15/2029	543,896
	Tennessee Valley Authority
390,000	5.250%, 9/15/2039	473,280
	U.S. Treasury Bonds
920,000	7.625%, 2/15/2025	1,358,725
4,150,000	6.500%, 11/15/2026	5,813,241
2,900,000	5.250%, 11/15/2028	3,714,720
2,050,000	4.375%, 5/15/2040	2,458,399
40,145,000	3.000%, 5/15/2042	37,861,753
	U.S. Treasury Bonds, TIPS
1,719,788	0.125%, 4/15/2019	1,770,845
100,605	2.375%, 1/15/2025	121,881
65,804	2.125%, 2/15/2040	83,720
576,982	0.750%, 2/15/2042	543,130
	U.S. Treasury Notes
1,390,000	2.625%, 2/29/2016	1,443,373
15,000,000	0.375%, 3/31/2016	15,002,925
11,850,000	0.625%, 10/15/2016	11,862,040
1,035,000	1.000%, 10/31/2016	1,044,703
2,250,000	0.625%, 12/15/2016	2,248,769
6,000,000	0.750%, 3/15/2017	6,000,000
3,350,000	3.250%, 3/31/2017	3,576,125
8,945,000	0.625%, 5/31/2017	8,885,596
3,605,000	1.000%, 5/31/2018	3,565,853
38,270,000	1.250%, 10/31/2018	37,974,020
3,865,000	1.625%, 4/30/2019	3,872,247
6,490,000	1.625%, 8/15/2022	6,161,444
2,250,000	1.750%, 5/15/2023	2,131,173
8,050,000	2.500%, 8/15/2023	8,097,801
6,500,000	2.750%, 2/15/2024	6,647,771
4,300,000	3.625%, 2/15/2044	4,537,842
	U.S. Treasury Notes, TIPS
29,738,311	0.125%, 4/15/2018	30,718,783
612,681	0.125%, 1/15/2022	616,751
36,174,631	0.125%, 1/15/2023	36,050,297

	Total	258,832,036

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (15.0%)	Value
Utilities (0.2%)
	AES Corporation
$630,000	7.375%, 7/1/2021	$737,100
	American Electric Power Company, Inc.
116,000	1.650%, 12/15/2017	116,615
	Atlas Pipeline Partners, LP
630,000	4.750%, 11/15/2021	617,400
	Commonwealth Edison Company
350,000	6.950%, 7/15/2018	413,873
	Crestwood Midstream Partners, LP
400,000	6.125%, 3/1/2022[g]	421,000
	Dayton Power and Light Company
132,000	1.875%, 9/15/2016[g]	134,236
	DCP Midstream Operating, LP
282,000	2.500%, 12/1/2017	290,091
	Dominion Resources, Inc.
376,000	1.250%, 3/15/2017	377,479
	Duke Energy Corporation
235,000	0.610%, 4/3/2017[h]	235,705
168,000	2.100%, 6/15/2018	169,852
	Electricite de France
308,000	0.688%, 1/20/2017[g,h]	309,249
	Enel Finance International NV
137,000	3.875%, 10/7/2014[g]	138,093
84,000	6.250%, 9/15/2017[g]	95,848
	Energy Transfer Partners, LP
50,000	9.700%, 3/15/2019	65,539
672,000	4.650%, 6/1/2021	723,872
	Enterprise Products Operating, LLC
252,000	5.100%, 2/15/2045	268,999
	Exelon Generation Company, LLC
140,000	6.200%, 10/1/2017	159,507
300,000	5.200%, 10/1/2019	337,395
	ITC Holdings Corporation
67,000	4.050%, 7/1/2023	69,581
	MidAmerican Energy Holdings Company
182,000	1.100%, 5/15/2017	181,258
345,000	5.750%, 4/1/2018	394,835
235,000	6.500%, 9/15/2037	303,043
	NiSource Finance Corporation
288,000	6.400%, 3/15/2018	330,890
166,000	6.800%, 1/15/2019	197,964
	Northeast Utilities
75,000	1.450%, 5/1/2018	73,650
	Northern States Power Company
480,000	4.125%, 5/15/2044	480,823
	NRG Energy, Inc.
630,000	6.625%, 3/15/2023	681,975
	ONEOK Partners, LP
113,000	8.625%, 3/1/2019	142,660
	Pacific Gas & Electric Company
347,000	5.625%, 11/30/2017	392,377
	PG&E Corporation
140,000	2.400%, 3/1/2019	141,263
	PPL Capital Funding, Inc.
461,000	1.900%, 6/1/2018	460,657
144,000	3.500%, 12/1/2022	146,352
	Sempra Energy
340,000	6.150%, 6/15/2018	394,635
	TransAlta Corporation
336,000	1.900%, 6/3/2017	337,315
	Williams Companies, Inc.
192,000	7.875%, 9/1/2021	238,375
	Williams Partners, LP
60,000	7.250%, 2/1/2017	68,576

	Total	10,648,082

	Total Long-Term Fixed Income (cost $692,862,080)	699,899,319

Shares	Preferred Stock (<0.1%)
Consumer Staples (<0.1%)
400	Henkel AG & Company KGaA	46,213

	Total	46,213

	Total Preferred Stock (cost $36,807)	46,213

	Collateral Held for Securities Loaned (0.9%)
41,855,148	Thrivent Cash Management Trust	41,855,148

	Total Collateral Held for Securities Loaned (cost $41,855,148)	41,855,148

Shares or Principal Amount	Short-Term Investments (14.5%)[m]
	Federal Agricultural Mortgage Corporation
7,000,000	0.070%, 07/25/2014	6,999,673
	Federal Home Loan Bank Discount Notes
5,000,000	0.057%, 07/07/2014	4,999,952
41,410,000	0.051%, 07/09/2014	41,409,535
56,415,000	0.050%, 07/11/2014	56,414,215
8,000,000	0.040%, 07/16/2014	7,999,867
7,300,000	0.053%, 07/18/2014[f]	7,299,819
34,004,000	0.055%, 07/23/2014[f]	34,002,857
37,100,000	0.057%, 07/30/2014[f]	37,098,304
27,100,000	0.057%, 08/01/2014[f]	27,098,667
96,100,000	0.059%, 08/06/2014[f]	96,094,344
10,000,000	0.062%, 08/08/2014	9,999,351
21,845,000	0.050%, 08/27/2014[f]	21,843,271
50,700,000	0.060%, 08/29/2014[f]	50,694,980
30,000,000	0.065%, 09/03/2014	29,996,533
3,000,000	0.075%, 09/03/2014	2,999,600
2,000,000	0.080%, 09/05/2014	1,999,707
24,400,000	0.070%, 09/10/2014[f]	24,396,623
22,000,000	0.075%, 09/12/2014	21,996,654
20,000,000	0.080%, 09/17/2014	19,996,533
40,400,000	0.080%, 09/19/2014[f]	40,392,827
33,000,000	0.076%, 09/24/2014	32,994,078
	Federal Home Loan Mortgage Corporation Discount Notes
1,505,000	0.090%, 07/08/2014[f]	1,504,974
1,000,000	0.050%, 08/04/2014	999,953
10,000,000	0.070%, 09/10/2014	9,998,619

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (14.5%)[m]	Value
	Federal National Mortgage Association Discount Notes
17,000,000	0.040%, 07/14/2014	$16,999,754
200,000	0.100%, 07/23/2014[f]	199,988
600,000	0.085%, 08/13/2014[f]	599,939
42,000,000	0.045%, 08/20/2014	41,997,375
28,000,000	0.070%, 09/17/2014	27,995,753

	Total Short-Term Investments (at amortized cost)	677,023,745

	Total Investments (cost $4,253,024,139) 104.9%	$4,894,935,631

	Other Assets and Liabilities, Net (4.9%)	(228,146,659)

	Total Net Assets 100.0%	$4,666,788,972

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	At June 30, 2014, $35,861,492 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $63,267,311 or 1.4% of total net assets.
h	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
i	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Aggressive Allocation Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 07/22/2026	6/25/2014	$374,063
CoBank ACB, 06/15/2022	10/18/2013	112,053
Edlinc Student Loan Funding Trust, 10/01/2025	2/28/2013	436,684
FNA Trust, 01/10/2018	4/29/2013	287,914
Prudential Covered Trust, 09/30/2015	4/1/2013	318,731

j	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
k	Security is fair valued.
l	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$659,766,024
Gross unrealized depreciation	(21,889,051)

Net unrealized appreciation (depreciation)	$637,876,973

Cost for federal income tax purposes	$4,257,058,658

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Moderately Aggressive Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	7,800,914	—	7,800,914	—
Capital Goods	3,360,955	—	3,360,955	—
Communications Services	31,904,968	—	31,904,968	—
Consumer Cyclical	20,001,326	—	20,001,326	—
Consumer Non-Cyclical	10,073,105	—	10,073,105	—
Energy	2,805,711	—	2,805,711	—
Financials	4,564,040	—	4,564,040	—
Technology	4,879,698	—	4,879,698	—
Transportation	2,874,229	—	2,874,229	—
Utilities	2,995,368	—	2,995,368	—
Mutual Funds
Equity Mutual Funds	1,768,094,378	1,768,094,378	—	—
Fixed Income Mutual Funds	323,221,181	323,221,181	—	—
Common Stock
Consumer Discretionary	193,215,286	187,294,824	5,920,462	—
Consumer Staples	55,426,702	52,837,942	2,588,760	—
Energy	167,984,366	164,021,365	3,963,001	—
Financials	217,915,635	211,475,346	6,440,289	—
Health Care	166,570,311	163,898,057	2,672,254	—
Industrials	155,149,762	149,244,973	5,904,789	—
Information Technology	270,745,293	267,964,434	2,780,859	—
Materials	35,208,565	33,387,351	1,821,214	—
Telecommunications Services	12,822,619	10,700,696	2,121,923	—
Utilities	18,496,794	17,305,142	1,191,652	—
Long-Term Fixed Income
Asset-Backed Securities	37,579,665	—	35,746,626	1,833,039
Basic Materials	7,406,330	—	7,406,330	—
Capital Goods	4,680,946	—	4,680,946	—
Collateralized Mortgage Obligations	19,625,539	—	18,951,945	673,594
Commercial Mortgage-Backed
Securities	32,708,623	—	32,708,623	—
Communications Services	16,224,529	—	16,224,529	—
Consumer Cyclical	11,936,112	—	11,936,112	—
Consumer Non-Cyclical	16,108,182	—	16,108,182	—
Energy	10,705,969	—	10,705,969	—
Financials	58,594,945	—	58,484,395	110,550
Foreign Government	4,255,094	—	4,255,094	—
Mortgage-Backed Securities	202,144,361	—	202,144,361	—
Technology	5,551,809	—	5,551,809	—
Transportation	2,897,097	—	2,897,097	—
U.S. Government and Agencies	258,832,036	—	258,832,036	—
Utilities	10,648,082	—	10,648,082	—
Preferred Stock
Consumer Staples	46,213	—	46,213	—
Collateral Held for Securities Loaned	41,855,148	41,855,148	—	—
Short-Term Investments	677,023,745	—	677,023,745	—

Total	$4,894,935,631	$3,391,300,837	$1,501,017,611	$2,617,183

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,895,091	4,895,091	—	—

Total Asset Derivatives	$4,895,091	$4,895,091	$—	$—

Liability Derivatives
Futures Contracts	9,004,324	5,980,199	3,024,125	—

Total Liability Derivatives	$9,004,324	$5,980,199	$3,024,125	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(110)	September 2014	($24,174,362)	($24,155,312)	$19,050
5-Yr. U.S. Treasury Bond Futures	(1,605)	September 2014	(192,406,393)	(191,734,809)	671,584
10-Yr. U.S. Treasury Bond Futures	(25)	September 2014	(3,139,889)	(3,129,298)	10,591
30-Yr. U.S. Treasury Bond Futures	900	September 2014	124,210,365	123,468,750	(741,615)
Eurex EURO STOXX 50 Futures	5,721	September 2014	255,819,785	252,795,660	(3,024,125)
Mini MSCI EAFE Index Futures	536	September 2014	52,479,519	52,766,520	287,001
Russell 2000 Index Mini-Futures	9	September 2014	1,039,791	1,071,270	31,479
S&P 400 Index Mini-Futures	(1,480)	September 2014	(206,491,790)	(211,536,400)	(5,044,610)
S&P 500 Index Futures	645	September 2014	310,949,114	314,824,500	3,875,386
Ultra Long Term U.S. Treasury Bond Futures	195	September 2014	29,431,787	29,237,813	(193,974)
Total Futures Contracts					($4,109,233)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$701,225
Total Interest Rate Contracts		701,225
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,193,866
Total Equity Contracts		4,193,866

Total Asset Derivatives		$4,895,091

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	935,589
Total Interest Rate Contracts		935,589
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,068,735
Total Equity Contracts		8,068,735

Total Liability Derivatives		$9,004,324

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	42,065,104
Total Equity Contracts		42,065,104
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	6,826,433
Total Interest Rate Contracts		6,826,433

Total		$48,891,537

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Aggressive Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Moderately Aggressive Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(986,467)
Total Interest Rate Contracts		(986,467)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(14,047,083)
Total Equity Contracts		(14,047,083)

Total		($15,033,550)

The following table presents Moderately Aggressive Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$852,805,316	19.3%
Interest Rate Contracts	351,911,435	8.0

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Aggressive Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Partner Small Cap
Growth	$99,350,542	$11,250,739	$—	5,844,908	$98,464,484	$—
Partner Small Cap Value	95,754,838	2,682,706	—	3,483,432	98,011,243	207,953
Small Cap Stock	80,744,824	1,056,897	—	4,604,230	82,868,320	175,776
Partner Mid Cap Value	120,947,314	17,563,147	—	7,570,495	131,429,855	813,044
Mid Cap Stock	250,137,905	12,622,547	—	14,848,287	274,881,879	831,246
Partner Worldwide Allocation	469,014,832	9,533,135	—	47,730,280	488,944,214	9,533,135
Large Cap Value	296,898,574	3,787,069	—	19,283,176	314,635,868	3,787,069
Large Cap Stock	261,579,999	2,372,475	—	22,340,673	278,858,515	2,372,475
High Yield	126,092,487	3,790,741	600,588	25,494,958	131,775,788	3,790,079
Income	141,401,371	4,530,663	692,417	14,032,536	148,864,162	2,764,483
Limited Maturity Bond	42,310,425	359,407	369,166	4,307,966	42,581,231	359,942
Cash Management Trust-Collateral Investment	34,022,252	117,277,732	109,444,836	41,855,148	41,855,148	125,037
Total Value and Income Earned	2,018,255,363				2,133,170,707	24,760,239

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Basic Materials (0.4%)
	Alpha Natural Resources, Inc., Term Loan
$ 4,247,739	3.500%, 5/22/2020	$4,100,852
	Arch Coal, Inc., Term Loan
3,468,814	6.250%, 5/16/2018	3,405,960
	Axalta Coating Systems US Holdings, Inc., Term Loan
2,970,000	4.000%, 2/1/2020	2,968,277
	Fortescue Metals Group, Ltd., Term Loan
2,181,317	3.750%, 6/30/2019	2,182,146
	HCA, Inc., Term Loan
1,488,750	2.900%, 3/31/2017	1,491,549
	Ineos Group Holdings, Ltd., Term Loan
3,879,826	3.750%, 5/4/2018	3,868,691
	NewPage Corporation, Term Loan
8,000,000	9.500%, 2/11/2021	8,010,000
	Tronox Pigments BV, Term Loan
2,992,443	0.000%, 3/19/2020[b,c]	2,996,932

	Total	29,024,407

Capital Goods (0.1%)
	ADS Waste Holdings, Inc., Term Loan
2,339,375	3.750%, 10/9/2019	2,326,625
	Berry Plastics Group, Inc., Term Loan
6,339,750	3.500%, 2/8/2020	6,283,643
	Silver II Borrower, Term Loan
1,637,580	4.000%, 12/13/2019	1,632,324

	Total	10,242,592

Communications Services (1.4%)
	Atlantic Broadband Penn, LLC, Term Loan
1,218,371	3.250%, 11/30/2019	1,213,802
	Cengage Learning Aquisitions, Term Loan
6,024,900	7.000%, 3/31/2020	6,088,945
	Cequel Communications, LLC, Term Loan
2,064,719	3.500%, 2/14/2019	2,064,079
	Charter Communications Operating, LLC, Term Loan
851,400	3.000%, 7/1/2020	837,803
4,455,000	3.000%, 1/3/2021	4,384,477
	Clear Channel Communications, Inc., Term Loan
63,482	3.800%, 1/29/2016	63,033
3,645,169	6.900%, 1/30/2019	3,624,975
1,172,348	7.650%, 7/30/2019	1,174,177
	Cumulus Media Holdings, Inc., Term Loan
3,182,694	4.250%, 12/23/2020	3,190,651
	Fairpoint Communications, Term Loan
4,226,500	7.500%, 2/14/2019	4,371,807
	Grande Communications Networks, LLC, Term Loan
2,583,909	4.500%, 5/29/2020	2,574,219
	Hargray Communications Group, Inc., Term Loan
3,672,900	4.750%, 6/26/2019	3,682,082
	Integra Telecom Holdings, Inc., Term Loan
2,577,375	5.250%, 2/22/2019	2,590,906
1,010,000	9.750%, 2/21/2020	1,026,837
	Intelsat Jackson Holdings SA, Term Loan
2,274,236	3.750%, 6/30/2019	2,276,124
	Level 3 Communications, Inc., Term Loan
3,305,000	4.000%, 1/15/2020	3,305,694
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
2,290,000	0.000%, 12/11/2021[b,c]	2,291,901
1,000,000	0.000%, 6/25/2023[b,c]	1,002,500
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,661,100	6.000%, 6/9/2017	1,661,100
	LTS Buyer, LLC, Term Loan
3,205,863	4.000%, 4/13/2020	3,194,995
135,988	8.000%, 4/12/2021	137,235
	McGraw-Hill Global Education, LLC, Term Loan
3,513,900	5.750%, 3/22/2019	3,571,001
	Mediacom Broadband, LLC, Term Loan
1,331,288	4.000%, 1/20/2020	1,328,518
	NEP Broadcasting, LLC, Term Loan
242,857	9.500%, 7/22/2020	249,536
	NEP/NCP Holdco, Inc., Term Loan
9,322,236	4.250%, 1/22/2020	9,319,905
	NTelos, Inc., Term Loan
1,252,688	5.750%, 11/9/2019	1,251,648
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,413,120	5.500%, 7/31/2018	1,411,353
	Syniverse Holdings, Inc., Term Loan
3,315,763	4.000%, 4/23/2019	3,311,619
	TNS, Inc., Term Loan
5,595,965	5.000%, 2/14/2020	5,616,950
	Univision Communications, Inc., Term Loan
3,784,498	4.000%, 3/1/2020	3,779,351
	Virgin Media Investment Holdings, Ltd., Term Loan
7,500,000	3.500%, 6/7/2020	7,474,200
	Visant Corporation, Term Loan
5,315,017	5.250%, 12/22/2016	5,289,771
	WideOpenWest Finance, LLC, Term Loan
5,628,750	4.750%, 4/1/2019	5,641,921
	XO Communications, LLC, Term Loan
3,890,250	4.250%, 3/20/2021	3,910,324
	Yankee Cable Acquisition, LLC, Term Loan
3,798,848	4.500%, 3/1/2020	3,816,664

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Communications Services (1.4%) - continued
	Zayo Group, LLC, Term Loan
$ 9,524,740	4.000%, 7/2/2019	$9,531,693

	Total	116,261,796

Consumer Cyclical (0.8%)
	Bally Technologies, Inc., Term Loan
3,046,723	4.250%, 11/25/2020	3,058,148
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,884,432	4.250%, 2/23/2017	1,894,645
	Ceridian Corporation, Term Loan
1,385,161	4.400%, 8/14/2015	1,386,670
	Chrysler Group, LLC, Term Loan
2,907,532	3.500%, 5/24/2017	2,916,167
	Golden Nugget, Inc., Delayed Draw
528,345	5.500%, 11/21/2019	538,251
	Golden Nugget, Inc., Term Loan
1,232,805	5.500%, 11/21/2019	1,255,920
	Hilton Worldwide Finance, LLC, Term Loan
10,980,724	3.500%, 10/26/2020	10,957,884
	J.C. Penney Corporation, Inc., Term Loan
3,940,200	6.000%, 5/22/2018	3,983,345
	Las Vegas Sands, LLC, Term Loan
2,139,250	3.250%, 12/19/2020	2,138,031
	Marina District Finance Company, Inc., Term Loan
2,721,325	6.750%, 8/15/2018	2,751,069
	MGM Resorts International, Term Loan
2,629,950	3.500%, 12/20/2019	2,620,903
	Mohegan Tribal Gaming Authority, Term Loan
6,766,000	5.500%, 11/19/2019	6,870,332
	Rite Aid Corporation, Term Loan
633,612	3.500%, 2/21/2020	632,554
1,285,000	5.750%, 8/21/2020	1,311,908
	ROC Finance, LLC, Term Loan
6,183,275	5.000%, 6/20/2019	6,075,068
	Scientific Games International, Inc., Term Loan
7,995,660	4.250%, 10/18/2020	7,904,430
	Seminole Indian Tribe of Florida, Term Loan
1,473,687	3.000%, 4/29/2020	1,470,622
	Seven Seas Cruises S de RL, LLC, Term Loan
2,517,450	3.750%, 12/21/2018	2,514,303
	Toys R Us, Inc., Term Loan
2,573,796	5.250%, 5/25/2018	2,080,477

	Total	62,360,727

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
6,911,985	4.750%, 3/21/2019	6,942,191
	Biomet, Inc., Term Loan
2,430,137	3.661%, 7/25/2017	2,432,008
	Catalina Marketing Corporation, Term Loan
3,900,000	4.500%, 4/9/2021	3,898,362
	CHS/Community Health Systems, Inc., Term Loan
460,129	3.478%, 1/25/2017	461,086
1,226,396	4.250%, 1/27/2021	1,232,945
	Del Monte Corporation, Term Loan
841,609	3.500%, 3/9/2020	833,984
	Hologic, Inc., Term Loan
1,622,402	3.250%, 8/1/2019	1,620,374
	JBS USA, LLC, Term Loan
2,816,296	3.750%, 5/25/2018	2,809,255
	Ortho-Clinical Diagnostics, Inc., Term Loan
9,665,000	4.750%, 6/30/2021[b,c]	9,738,744
	Roundy’s Supermarkets, Inc., Term Loan
3,495,231	5.750%, 3/3/2021	3,500,229
	Supervalu, Inc., Term Loan
8,122,249	4.500%, 3/21/2019	8,111,122
	Van Wagner Communications, LLC, Term Loan
2,338,978	6.250%, 8/3/2018	2,363,350

	Total	43,943,650

Energy (0.2%)
	Energy Solutions, LLC, Term Loan
6,625,000	6.750%, 5/29/2020	6,691,250
	Fieldwood Energy, LLC, Term Loan
2,084,256	3.875%, 9/28/2018	2,090,342
660,000	8.375%, 9/30/2020	680,130
	McJunkin Red Man Corporation, Term Loan
2,148,763	5.000%, 11/8/2019	2,159,506
	Offshore Group Investment, Ltd., Term Loan
3,342,687	5.750%, 3/28/2019	3,320,392
	Pacific Drilling SA, Term Loan
2,400,750	4.500%, 6/3/2018	2,407,496

	Total	17,349,116

Financials (0.3%)
	DJO Finance, LLC, Term Loan
2,937,949	4.250%, 9/15/2017	2,947,145
	GEO Group, Inc., Term Loan
852,390	3.250%, 4/3/2020	851,862
	Harland Clarke Holdings Corporation, Term Loan
4,553,250	7.000%, 5/22/2018	4,624,417
493,750	6.000%, 8/4/2019	502,020
	MoneyGram International, Inc., Term Loan
3,401,938	4.250%, 3/27/2020	3,353,052
	MPH Acquisition Holdings, LLC, Term Loan
2,431,818	4.000%, 3/31/2021	2,423,793
	TransUnion, LLC, Term Loan
7,830,375	4.000%, 4/9/2021	7,827,556

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.2%)[a]	Value
Financials (0.3%) - continued
	WaveDivision Holdings, LLC, Term Loan
$ 3,605,100	4.000%, 10/12/2019	$3,601,675

	Total	26,131,520

Technology (0.3%)
	Avago Technologies, Ltd., Term Loan
3,000,000	3.750%, 5/6/2021	3,008,310
	First Data Corporation Extended, Term Loan
7,025,000	4.154%, 3/23/2018	7,033,781
	First Data Corporation, Term Loan
1,355,000	4.154%, 9/24/2018	1,355,962
	Freescale Semiconductor, Inc., Term Loan
3,066,304	4.250%, 2/28/2020	3,063,759
3,126,375	5.000%, 1/15/2021	3,137,599
	Infor US, Inc., Term Loan
1,828,408	3.750%, 6/3/2020	1,815,079

	Total	19,414,490

Transportation (0.1%)
	American Airlines, Inc., Term Loan
3,672,900	3.750%, 6/27/2019	3,676,463
	Delta Air Lines, Inc., Term Loan
3,003,388	3.500%, 4/20/2017	3,001,256
	United Air Lines, Inc., Term Loan
2,128,063	3.750%, 4/1/2019	2,120,465

	Total	8,798,184

Utilities (0.1%)
	Calpine Corporation, Term Loan
630,229	4.000%, 4/1/2018	632,000
2,662,575	4.000%, 10/9/2019	2,668,113
	Intergen NV, Term Loan
1,702,800	5.500%, 6/15/2020	1,714,158
	NGPL PipeCo, LLC, Term Loan
2,264,662	6.750%, 9/15/2017	2,261,831

	Total	7,276,102

	Total Bank Loans (cost $339,904,123)	340,802,584

Shares	Mutual Funds (38.8%)
Equity Mutual Funds (23.3%)
6,587,309	Thrivent Partner Small Cap Growth Portfolio	110,971,127
4,493,008	Thrivent Partner Small Cap Value Portfolio	126,417,068
3,657,193	Thrivent Small Cap Stock Portfolio	65,823,250
7,195,521	Thrivent Partner Mid Cap Value Portfolio	124,919,997
12,265,522	Thrivent Mid Cap Stock Portfolio	227,067,929
54,413,534	Thrivent Partner Worldwide Allocation Portfolio	557,406,802
26,828,993	Thrivent Large Cap Value Portfolio	437,757,949
20,701,632	Thrivent Large Cap Stock Portfolio	258,399,846

	Total	1,908,763,968

Fixed Income Mutual Funds (15.5%)
39,822,422	Thrivent High Yield Portfolio	205,830,154
62,165,958	Thrivent Income Portfolio	659,487,566
40,647,390	Thrivent Limited Maturity Bond Portfolio	401,771,000

	Total	1,267,088,720

	Total Mutual Funds (cost $2,724,636,660)	3,175,852,688

Principal Amount	Long-Term Fixed Income (22.7%)
Asset-Backed Securities (1.1%)
	Access Group, Inc.
1,170,928	0.652%, 2/25/2036[d,e]	1,164,338
	Ally Auto Receivables Trust 2013- SN1
1,680,000	0.720%, 5/20/2016	1,681,855
	BA Credit Card Trust
1,750,000	0.532%, 6/15/2021[e]	1,750,056
	Barclays Dryrock Issuance Trust
3,500,000	0.512%, 12/16/2019[e]	3,503,714
	Capital One Multi-Asset Execution Trust
2,250,000	0.532%, 1/18/2022[e]	2,252,333
	Chase Issuance Trust
2,400,000	1.150%, 1/15/2019	2,407,034
	Chesapeake Funding, LLC
3,000,000	0.601%, 1/7/2025[d,e]	3,003,909
	Citibank Credit Card Issuance Trust
3,800,000	0.025%, 2/22/2019	3,798,070
	Countrywide Asset-Backed Certificates
1,921,449	5.530%, 4/25/2047	1,849,938
	DT Auto Owner Trust
162,523	0.750%, 5/16/2016[d]	162,571
	Edlinc Student Loan Funding Trust
120,164	3.190%, 10/1/2025[e,f]	121,666
	Enterprise Fleet Financing, LLC
3,786,869	1.060%, 3/20/2019[d]	3,803,123
1,500,000	0.870%, 9/20/2019[d]	1,499,993
	FirstEnergy Ohio PIRB Special Purpose Trust
1,267,876	0.679%, 1/15/2019	1,268,031
	FNA Trust
620,148	1.980%, 1/10/2018[f]	622,009
	Ford Credit Auto Owner Trust
1,350,000	2.260%, 11/15/2025[d]	1,362,104
	GE Dealer Floorplan Master Note Trust
1,680,000	0.553%, 4/20/2018[e]	1,684,823
	GE Equipment Transportation, LLC
1,400,000	0.690%, 11/25/2016	1,402,534
	Golden Credit Card Trust
150,000	0.402%, 2/15/2018[d,e]	150,049
2,000,000	0.582%, 9/15/2018[d,e]	2,007,146

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Asset-Backed Securities (1.1%) - continued
	GreatAmerica Leasing Receivables
$ 4,000,000	0.610%, 5/15/2016[d]	$4,000,924
	Hertz Fleet Lease Funding, LP
3,225,000	0.704%, 12/10/2027[d,e]	3,231,934
	HLSS Servicer Advance Receivables Backed Notes
2,750,000	1.287%, 9/15/2044[d]	2,751,375
	Hyundai Auto Receivables Trust
1,680,000	0.710%, 9/15/2017	1,684,719
	Hyundai Floorplan Master Owner Trust
1,890,000	0.502%, 5/15/2018[d,e]	1,893,334
	Master Credit Card Trust
1,139,600	0.780%, 4/21/2017[d]	1,141,815
	Morgan Stanley Capital, Inc.
3,060,661	0.302%, 2/25/2037[e]	1,822,186
	Motor plc
1,474,667	0.652%, 2/15/2021[d]	1,476,001
1,819,200	0.632%, 8/25/2021[d,e]	1,821,216
	Nissan Master Owner Trust Receivables
250,000	0.452%, 2/15/2018[e]	250,124
	Ohio Phase-In-Recovery Funding, LLC
4,000,000	0.958%, 7/2/2018	4,015,880
	Penarth Master Issuer plc
3,185,000	0.544%, 11/18/2017[d,e]	3,190,765
	Renaissance Home Equity Loan Trust
6,500,000	6.011%, 5/25/2036	4,768,016
3,735,300	5.580%, 11/25/2036	2,404,883
	SLM Student Loan Trust
3,129,061	0.752%, 7/15/2022[d,e]	3,135,228
553,317	0.752%, 8/15/2022[d,e]	554,343
2,934,997	0.629%, 4/25/2023[d,e]	2,939,740
125,000	1.202%, 5/17/2027[d,e]	126,151
	U.S. Small Business Administration
1,000,000	3.191%, 3/10/2024	1,035,576
	Vericrest Opportunity Loan Transferee
2,900,000	3.125%, 4/27/2054[d]	2,914,790
	Volvo Financial Equipment, LLC
1,400,000	0.740%, 3/15/2017[d]	1,402,652
2,000,000	0.820%, 4/16/2018[d]	2,001,718
	World Financial Network Credit Card Master Trust
1,300,000	0.532%, 12/15/2019[e]	1,301,715
1,400,000	0.910%, 3/16/2020	1,402,926
	World Omni Automobile Lease Securitization Trust
2,600,000	1.400%, 2/15/2019	2,628,681
	World Omni Master Owner Trust
150,000	0.502%, 2/15/2018[d,e]	150,173

	Total	89,542,161

Basic Materials (0.2%)
	Anglo American Capital plc
925,000	1.176%, 4/15/2016[d,e]	927,938
	First Quantum Minerals, Ltd.
621,000	6.750%, 2/15/2020[d]	639,630
621,000	7.000%, 2/15/2021[d]	638,854
	FMG Resources Pty. Ltd.
2,201,432	6.875%, 2/1/2018[d,g]	2,311,503
	Freeport-McMoRan Copper & Gold, Inc.
1,580,000	2.375%, 3/15/2018	1,603,553
	Glencore Funding, LLC
781,000	1.700%, 5/27/2016[d]	788,109
960,000	3.125%, 4/29/2019[d]	979,008
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,100,000	8.875%, 2/1/2018	1,144,000
	Ineos Finance plc
1,100,000	7.500%, 5/1/2020[d]	1,197,625
	International Paper Company
560,000	5.300%, 4/1/2015	580,032
	LyondellBasell Industries NV
1,280,000	6.000%, 11/15/2021	1,530,566
	Monsanto Company
855,000	1.150%, 6/30/2017	855,264
	Mosaic Company
1,339,000	5.450%, 11/15/2033	1,500,398
	Rio Tinto Finance USA plc
588,000	1.375%, 6/17/2016	594,355
	Sappi Papier Holding GmbH
700,000	6.625%, 4/15/2021[d]	738,500
	Vale Overseas, Ltd.
1,202,000	6.250%, 1/23/2017	1,345,038
	Yamana Gold, Inc.
1,285,000	4.950%, 7/15/2024[d]	1,293,449

	Total	18,667,822

Capital Goods (0.2%)
	BAE Systems plc
640,000	3.500%, 10/11/2016[d]	666,109
	Caterpillar, Inc.
640,000	3.400%, 5/15/2024	647,286
	CNH Capital, LLC
1,100,000	3.625%, 4/15/2018	1,123,375
	Eaton Corporation
640,000	4.000%, 11/2/2032	640,408
	Harsco Corporation
1,197,000	2.700%, 10/15/2015	1,207,474
	Ingersoll-Rand Global Holding Company, Ltd.
1,328,000	6.875%, 8/15/2018	1,582,180
	L-3 Communications Corporation
1,336,000	1.500%, 5/28/2017	1,337,828
	Martin Marietta Materials, Inc.
1,600,000	1.331%, 6/30/2017[c,d,e]	1,599,062
	Reynolds Group Issuer, Inc.
1,101,432	5.750%, 10/15/2020	1,162,011
	Roper Industries, Inc.
1,280,000	2.050%, 10/1/2018	1,282,076
	RSC Equipment Rental, Inc.
1,100,000	8.250%, 2/1/2021	1,223,750
	Textron, Inc.
785,000	5.600%, 12/1/2017	882,634

	Total	13,354,193

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Collateralized Mortgage Obligations (0.6%)
	Alternative Loan Trust
$ 1,765,059	6.000%, 6/25/2036	$1,573,707
	Apidos CLO XVIII
1,400,000	1.643%, 7/22/2026[c,e,f]	1,394,750
	Citigroup Mortgage Loan Trust, Inc.
1,229,575	5.500%, 11/25/2035	1,124,027
	CitiMortgage Alternative Loan Trust
4,156,452	5.750%, 4/25/2037	3,594,375
	Countrywide Alternative Loan Trust
3,070,664	5.265%, 10/25/2035	2,567,874
1,722,630	6.000%, 4/25/2036	1,502,316
788,487	6.000%, 1/25/2037	698,646
4,748,041	5.500%, 5/25/2037	3,992,096
3,781,736	7.000%, 10/25/2037	2,702,686
	Countrywide Home Loans, Inc.
1,543,051	5.750%, 4/25/2037	1,390,673
	Deutsche Alt-A Securities Mortgage Loan Trust
1,197,674	6.000%, 10/25/2021	1,070,321
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
504,304	5.500%, 10/25/2021	494,918
	Federal Home Loan Mortgage Corporation
5,780,894	3.000%, 2/15/2033[h]	874,851
	Federal National Mortgage Association
12,500,527	3.500%, 1/25/2033[h]	2,053,274
	GSR Mortgage Loan Trust
1,444,884	0.342%, 8/25/2046[e]	1,412,766
	HomeBanc Mortgage Trust
2,192,909	2.240%, 4/25/2037	1,632,369
	J.P. Morgan Mortgage Trust
879,677	2.700%, 6/25/2036	748,790
366,345	2.607%, 10/25/2036	308,802
4,765,782	0.532%, 1/25/2037[e]	3,181,851
5,029,258	6.250%, 8/25/2037	3,609,056
	MASTR Alternative Loans Trust
833,105	6.500%, 7/25/2034	854,295
2,881,753	0.602%, 12/25/2035[e]	1,633,864
	Merrill Lynch Alternative Note Asset Trust
933,759	6.000%, 3/25/2037	876,072
	Neuberger Berman CLO, Ltd.
1,100,000	1.701%, 8/4/2025[c,e,i]	1,100,000
	Residential Asset Securitization Trust
3,814,813	0.532%, 8/25/2037[e]	1,573,580
	Sequoia Mortgage Trust
268,721	2.740%, 9/20/2046	11,253
4,071,726	2.740%, 9/20/2046	3,480,332
	WaMu Mortgage Pass Through Certificates
365,237	2.344%, 9/25/2036	327,751
1,284,605	2.383%, 10/25/2036	1,120,665
3,564,920	2.049%, 11/25/2036	3,133,037

	Total	50,038,997

Commercial Mortgage-Backed Securities (0.9%)
	Banc of America Commercial Mortgage, Inc.
$7,200,000	5.781%, 4/10/2049	7,911,950
4,975,000	5.775%, 6/10/2049	5,475,495
	Bear Stearns Commercial Mortgage Securities, Inc.
3,371,016	5.331%, 2/11/2044	3,638,173
	CGBAM Commercial Mortgage Trust
5,460,000	1.252%, 5/15/2030[d,e]	5,468,583
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,263,826
	Commercial Mortgage Pass- Through Certificates
1,680,000	1.201%, 6/8/2030[d,e]	1,685,608
	Credit Suisse First Boston Mortgage Securities
7,200,000	5.542%, 1/15/2049	7,881,638
	Credit Suisse Mortgage Capital Certificates
8,875,000	5.509%, 9/15/2039	9,546,340
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
232,763	0.727%, 12/25/2016	231,706
	Federal National Mortgage Association
2,976,799	0.478%, 9/25/2015	2,979,639
1,250,000	1.272%, 1/25/2017	1,261,539
	Government National Mortgage Association
129,740	2.164%, 3/16/2033	130,373
59,474	3.214%, 1/16/2040	60,274
	Greenwich Capital Commercial Funding Corporation
4,650,000	5.867%, 12/10/2049	5,138,766
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
440,939	0.852%, 4/15/2028[d,e]	440,449
2,300,000	1.102%, 12/15/2028[d,e]	2,300,439
3,650,000	5.892%, 2/12/2049	3,974,646
	LSTAR Commercial Mortgage Trust
3,145,341	1.519%, 1/20/2041[d]	3,148,014
	Morgan Stanley Capital, Inc.
2,650,000	5.406%, 3/15/2044	2,887,212
	SCG Trust
1,150,000	1.552%, 11/15/2026[d,e]	1,154,738
	Wachovia Bank Commercial Mortgage Trust
5,400,000	5.603%, 10/15/2048	5,830,796

	Total	74,410,204

Communications Services (0.5%)
	AMC Networks, Inc.
1,100,000	4.750%, 12/15/2022	1,100,000
	America Movil SAB de CV
1,125,000	1.230%, 9/12/2016[e]	1,138,482
1,114,000	5.000%, 10/16/2019	1,252,426

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Communications Services (0.5%) - continued
	American Tower Corporation
$ 2,112,000	7.000%, 10/15/2017	$2,457,851
	AT&T, Inc.
695,000	1.137%, 11/27/2018[e]	708,537
1,212,000	3.875%, 8/15/2021	1,289,391
	British Telecommunications plc
829,000	1.625%, 6/28/2016	840,420
470,000	1.250%, 2/14/2017	470,423
	CBS Corporation
1,080,000	8.875%, 5/15/2019	1,400,113
	CC Holdings GS V, LLC
690,000	2.381%, 12/15/2017	702,662
	CCO Holdings, LLC
1,100,000	7.375%, 6/1/2020	1,199,000
	CenturyLink, Inc.
1,000,000	6.450%, 6/15/2021	1,085,000
	Columbus International, Inc.
600,000	7.375%, 3/30/2021[d]	646,500
	Comcast Corporation
539,000	4.650%, 7/15/2042	558,829
990,000	4.750%, 3/1/2044	1,047,080
	Cox Communications, Inc.
1,167,000	9.375%, 1/15/2019[d]	1,511,370
	Crown Castle Towers, LLC
540,000	4.174%, 8/15/2017[d]	573,367
	DIRECTV Holdings, LLC
988,000	1.750%, 1/15/2018	989,360
707,000	5.875%, 10/1/2019	822,318
480,000	4.450%, 4/1/2024	508,956
	Hughes Satellite Systems Corporation
1,100,000	6.500%, 6/15/2019	1,226,500
	Intelsat Jackson Holdings SA
1,100,000	7.250%, 4/1/2019	1,170,125
	Level 3 Financing, Inc.
1,100,000	8.625%, 7/15/2020	1,232,000
	NBC Universal Enterprise, Inc.
840,000	0.912%, 4/15/2018[d,e]	849,348
	Nippon Telegraph & Telephone Corporation
584,000	1.400%, 7/18/2017	587,450
	Numericable Group SA
725,000	6.000%, 5/15/2022[d]	754,000
	SBA Tower Trust
575,000	5.101%, 4/17/2017[d]	615,714
	SES Global Americas Holdings GP
1,035,000	2.500%, 3/25/2019[d]	1,042,372
	Sprint Communications, Inc.
1,101,432	9.000%, 11/15/2018[d]	1,335,486
	Telefonica Emisiones SAU
1,120,000	3.992%, 2/16/2016	1,172,638
1,110,000	3.192%, 4/27/2018	1,160,033
	Time Warner Cable, Inc.
825,000	5.000%, 2/1/2020	924,502
1,320,000	6.550%, 5/1/2037	1,642,464
	Unitymedia Hessen GmbH & Company KG
725,000	5.500%, 1/15/2023[d]	750,375
	Univision Communications, Inc.
1,100,000	6.875%, 5/15/2019[d]	1,174,250
	UPCB Finance V, Ltd.
1,100,000	7.250%, 11/15/2021[d]	1,210,000
	Verizon Communications, Inc.
1,000,000	1.350%, 6/9/2017	999,666
453,000	1.100%, 11/1/2017	448,864
608,000	1.981%, 9/14/2018[e]	641,474
304,000	3.650%, 9/14/2018	325,122
945,000	1.002%, 6/17/2019[e]	956,473
1,212,000	6.400%, 9/15/2033	1,484,625
650,000	5.050%, 3/15/2034	693,723
304,000	6.550%, 9/15/2043	382,566
	Viacom, Inc.
640,000	2.500%, 9/1/2018	654,142
	Wind Acquisition Finance SA
820,000	7.375%, 4/23/2021[d]	875,350

	Total	44,611,347

Consumer Cyclical (0.4%)
	American Honda Finance Corporation
1,120,000	0.602%, 5/26/2016[d,e]	1,124,826
	Chrysler Group, LLC
1,115,000	8.000%, 6/15/2019	1,211,169
	Cinemark USA, Inc.
1,100,000	4.875%, 6/1/2023	1,097,250
	Daimler Finance North America, LLC
870,000	1.085%, 8/1/2018[d,e]	879,084
	Delphi Corporation
1,118,000	6.125%, 5/15/2021	1,249,477
	Ford Motor Company
625,000	7.450%, 7/16/2031	835,580
	Ford Motor Credit Company, LLC
1,175,000	12.000%, 5/15/2015	1,290,890
840,000	1.474%, 5/9/2016[e]	852,381
1,480,000	2.375%, 1/16/2018	1,511,835
874,000	5.000%, 5/15/2018	972,282
	Gap, Inc.
960,000	5.950%, 4/12/2021	1,110,993
	General Motors Company
586,000	3.500%, 10/2/2018[d]	599,185
1,328,000	6.250%, 10/2/2043[d]	1,523,880
	General Motors Financial Company, Inc.
1,100,000	3.250%, 5/15/2018	1,116,500
	Home Depot, Inc.
800,000	4.875%, 2/15/2044	871,768
	Hyundai Capital America
1,823,000	1.450%, 2/6/2017[d]	1,829,867
	Jaguar Land Rover Automotive plc
1,100,000	5.625%, 2/1/2023[d,g]	1,168,750
	KB Home
615,000	4.750%, 5/15/2019	619,612
	L Brands, Inc.
1,100,000	5.625%, 2/15/2022	1,190,750
	Lennar Corporation
1,100,000	4.125%, 12/1/2018	1,123,375
	Macy’s Retail Holdings, Inc.
419,000	4.375%, 9/1/2023	444,023
1,575,000	3.625%, 6/1/2024	1,567,026
	Nissan Motor Acceptance Corporation
1,130,000	0.777%, 3/3/2017[d,e]	1,133,293

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Consumer Cyclical (0.4%) - continued
	Toll Brothers Finance Corporation
$ 620,000	8.910%, 10/15/2017	$744,000
684,000	4.000%, 12/31/2018	704,520
	Toyota Motor Credit Corporation
1,900,000	0.425%, 5/16/2017[e]	1,900,509
380,000	1.750%, 5/22/2017	387,306
	TRW Automotive, Inc.
860,000	7.250%, 3/15/2017[d]	978,250
	Walgreen Company
892,000	5.250%, 1/15/2019	1,012,148
	Western Union Company
825,000	2.375%, 12/10/2015	841,586
	WMG Acquisition Corporation
590,000	6.750%, 4/15/2022[d]	590,000
	Wynn Las Vegas, LLC
1,100,000	5.375%, 3/15/2022[g]	1,145,375

	Total	33,627,490

Consumer Non-Cyclical (0.6%)
	AbbVie, Inc.
960,000	2.000%, 11/6/2018	958,812
	Altria Group, Inc.
800,000	9.700%, 11/10/2018	1,048,266
1,120,000	4.000%, 1/31/2024	1,150,834
	Amgen, Inc.
1,030,000	0.828%, 5/22/2019[e]	1,032,461
	Anheuser-Busch InBev Finance, Inc.
805,000	0.623%, 2/1/2019[e]	805,366
	Anheuser-Busch InBev Worldwide, Inc.
1,265,000	7.750%, 1/15/2019	1,562,824
	Boston Scientific Corporation
800,000	2.650%, 10/1/2018	817,787
	Bunge Limited Finance Corporation
960,000	8.500%, 6/15/2019	1,206,358
	CareFusion Corporation
885,000	1.450%, 5/15/2017	884,339
1,002,000	6.375%, 8/1/2019	1,173,122
	Celgene Corporation
1,590,000	1.900%, 8/15/2017	1,613,198
304,000	2.300%, 8/15/2018	308,918
	CHS/Community Health Systems, Inc.
1,100,000	7.125%, 7/15/2020	1,190,750
	ConAgra Foods, Inc.
1,116,000	1.900%, 1/25/2018	1,118,691
	Coventry Health Care, Inc.
1,158,000	5.950%, 3/15/2017	1,301,979
	CVS Caremark Corporation
608,000	1.200%, 12/5/2016	611,716
652,000	6.125%, 9/15/2039	811,854
	Endo Finance LLC & Endo Finco, Inc.
1,100,000	7.000%, 7/15/2019[d]	1,175,625
	Express Scripts Holding Company
640,000	2.650%, 2/15/2017	664,898
545,000	1.250%, 6/2/2017	544,042
350,000	2.250%, 6/15/2019	348,536
	Forest Laboratories, Inc.
1,500,000	4.375%, 2/1/2019[d]	1,618,215
	Fresenius Medical Care US Finance II, Inc.
1,100,000	5.875%, 1/31/2022[d]	1,215,500
	Hawk Acquisition Sub, Inc.
1,101,432	4.250%, 10/15/2020	1,108,316
	IMS Health, Inc.
1,497,000	6.000%, 11/1/2020[d]	1,571,850
	Kroger Company
665,000	0.756%, 10/17/2016[e]	666,518
608,000	1.200%, 10/17/2016	609,997
	Lorillard Tobacco Company
800,000	2.300%, 8/21/2017[g]	816,509
800,000	8.125%, 6/23/2019	997,403
	Mattel, Inc.
800,000	1.700%, 3/15/2018	796,580
	McKesson Corporation
525,000	1.292%, 3/10/2017	526,388
	Medco Health Solutions, Inc.
1,400,000	7.125%, 3/15/2018	1,653,709
	Mondelez International, Inc.
672,000	0.745%, 2/1/2019[e]	670,494
	Monsanto Company
1,400,000	2.125%, 7/15/2019	1,403,459
	Mylan, Inc.
640,000	2.600%, 6/24/2018	650,073
800,000	7.875%, 7/15/2020[d]	885,487
	Pernod Ricard SA
632,000	2.950%, 1/15/2017[d]	657,235
640,000	5.750%, 4/7/2021[d]	735,711
	Perrigo Company, Ltd.
1,815,000	1.300%, 11/8/2016[d]	1,812,297
835,000	2.300%, 11/8/2018[d]	834,657
	Roche Holdings, Inc.
310,000	7.000%, 3/1/2039[d]	440,687
	SABMiller Holdings, Inc.
1,120,000	2.450%, 1/15/2017[d]	1,154,153
	Safeway, Inc.
310,000	3.400%, 12/1/2016	326,219
	Spectrum Brands Escrow Corporation
1,100,000	6.375%, 11/15/2020	1,182,500
	Thermo Fisher Scientific, Inc.
960,000	1.300%, 2/1/2017	961,415
960,000	2.400%, 2/1/2019	969,769
	Valeant Pharmaceuticals International
1,100,000	6.875%, 12/1/2014[d]	1,150,875
	WM Wrigley Jr. Company
1,210,000	1.400%, 10/21/2016[d]	1,218,380
760,000	2.000%, 10/20/2017[d]	771,152

	Total	47,735,924

Energy (0.4%)
	BP Capital Markets plc
906,000	1.375%, 11/6/2017	907,277
	Buckeye Partners, LP
1,182,000	2.650%, 11/15/2018	1,201,711
	Calumet Specialty Products Partners, LP
700,000	6.500%, 4/15/2021[d]	714,000
	Canadian Natural Resources, Ltd.
700,000	0.609%, 3/30/2016[e]	701,517

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Energy (0.4%) - continued
	CNOOC Nexen Finance 2014 ULC
$ 983,000	1.625%, 4/30/2017	$985,523
	CNPC General Capital, Ltd.
668,000	1.450%, 4/16/2016[d]	668,928
668,000	2.750%, 4/19/2017[d]	685,340
	Concho Resources, Inc.
1,101,432	5.500%, 10/1/2022	1,185,416
	Continental Resources, Inc.
1,336,000	5.000%, 9/15/2022	1,452,900
	Devon Energy Corporation
1,478,000	1.200%, 12/15/2016	1,482,480
	Ecopetrol SA
668,000	5.875%, 5/28/2045	690,899
	Enbridge, Inc.
1,368,000	0.678%, 6/2/2017[e]	1,370,754
	Energy XXI Gulf Coast, Inc.
700,000	7.750%, 6/15/2019	749,000
	EQT Corporation
659,000	5.150%, 3/1/2018	719,040
770,000	8.125%, 6/1/2019	963,429
	Hess Corporation
1,330,000	8.125%, 2/15/2019	1,673,092
	Linn Energy, LLC
1,101,432	6.250%, 11/1/2019[d]	1,153,750
	Lukoil International Finance BV
775,000	3.416%, 4/24/2018[d]	769,187
	MEG Energy Corporation
1,100,000	6.500%, 3/15/2021[d]	1,166,000
	Murphy Oil Corporation
450,000	2.500%, 12/1/2017	460,575
	Oasis Petroleum, Inc.
1,100,000	6.875%, 1/15/2023	1,199,000
	Offshore Group Investment, Ltd.
1,100,000	7.500%, 11/1/2019	1,163,250
	Petrobras Global Finance BV
1,440,000	2.000%, 5/20/2016	1,442,079
810,000	3.112%, 3/17/2020[e]	832,235
	Petroleos Mexicanos
441,000	3.500%, 7/18/2018	463,491
	Pioneer Natural Resources Company
294,000	5.875%, 7/15/2016	321,717
	Range Resources Corporation
1,100,000	5.000%, 8/15/2022	1,166,000
	Sinopec Capital 2013, Ltd.
1,120,000	1.250%, 4/24/2016[d]	1,120,381
	Suncor Energy, Inc.
719,000	6.100%, 6/1/2018	834,446
	Total Capital International SA
690,000	0.580%, 6/19/2019[e]	689,995
	Transocean, Inc.
1,279,000	6.000%, 3/15/2018	1,444,668
	Weatherford International, Ltd.
1,085,000	9.625%, 3/1/2019	1,423,840
	Williams Companies, Inc.
751,000	3.700%, 1/15/2023	722,415

	Total	32,524,335

Financials (2.4%)
	Abbey National Treasury Services plc
608,000	3.050%, 8/23/2018	636,712
	ABN AMRO Bank NV
1,187,000	2.500%, 10/30/2018[d]	1,204,413
	Achmea Hypotheekbank NV
371,000	3.200%, 11/3/2014[d]	374,535
	American Express Credit Corporation
380,000	2.375%, 3/24/2017	392,849
945,000	0.781%, 3/18/2019[e]	950,245
	American International Group, Inc.
760,000	3.800%, 3/22/2017	812,142
1,660,000	8.250%, 8/15/2018	2,062,399
	ANZ National International, Ltd. of London
800,000	3.125%, 8/10/2015[d]	822,964
	ANZ New Zealand International, Ltd.
1,155,000	1.400%, 4/27/2017[d]	1,157,201
	Australia and New Zealand
	Banking Group, Ltd.
1,295,000	0.490%, 6/13/2017[d,e]	1,294,233
	Aviation Capital Group Corporation
608,000	3.875%, 9/27/2016[d]	629,280
	Banco Santander Chile
1,200,000	1.127%, 4/11/2017[d,e]	1,199,998
	Bank Nederlandse Gemeenten NV
616,000	1.375%, 3/19/2018[d]	616,460
	Bank of America Corporation
1,214,000	7.750%, 8/15/2015	1,304,626
940,000	5.750%, 8/15/2016	1,025,610
1,280,000	5.700%, 5/2/2017	1,420,440
2,015,000	5.750%, 12/1/2017	2,272,759
2,327,000	1.300%, 3/22/2018[e]	2,356,960
1,992,000	5.650%, 5/1/2018	2,258,006
840,000	1.103%, 4/1/2019[e]	845,447
640,000	4.000%, 4/1/2024	653,140
868,000	5.875%, 2/7/2042	1,030,828
	Bank of Montreal
1,325,000	0.829%, 4/9/2018[e]	1,333,876
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,650,000	0.640%, 3/10/2017[d,e]	1,649,579
	Banque Federative du Credit Mutuel SA
1,118,000	1.078%, 1/20/2017[d,e]	1,127,586
	Barclays Bank plc
970,000	10.179%, 6/12/2021[d]	1,341,714
	BBVA Banco Continental SA
1,185,000	2.250%, 7/29/2016[d]	1,193,887
	BBVA US Senior SAU
1,508,000	4.664%, 10/9/2015	1,576,634
	Berkshire Hathaway Finance Corporation
1,000,000	0.377%, 1/10/2017[e]	1,000,252
780,000	1.600%, 5/15/2017	792,268
840,000	1.300%, 5/15/2018	832,774
	BioMed Realty, LP
960,000	2.625%, 5/1/2019	965,772
	BNP Paribas SA
798,000	1.250%, 12/12/2016	799,018
1,294,000	2.375%, 9/14/2017	1,325,057

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Financials (2.4%) - continued
	BPCE SA
$ 805,000	1.073%, 2/10/2017[e,g]	$811,837
1,352,000	1.625%, 2/10/2017	1,361,951
	Canadian Imperial Bank of Commerce
610,000	2.600%, 7/2/2015[d]	623,908
	Capital One Bank USA NA
805,000	1.200%, 2/13/2017	804,965
	Capital One Financial Corporation
560,000	0.680%, 3/22/2016[e]	561,301
1,228,000	6.150%, 9/1/2016	1,358,985
820,000	2.450%, 4/24/2019	827,691
	Citigroup, Inc.
4,107,000	5.500%, 2/15/2017	4,516,727
800,000	0.770%, 3/10/2017[e]	800,434
798,000	6.000%, 8/15/2017	903,235
700,000	1.000%, 4/8/2019[e]	700,976
1,261,000	8.500%, 5/22/2019	1,611,799
875,000	4.050%, 7/30/2022	896,434
	CoBank ACB
495,000	0.831%, 6/15/2022[e,f]	456,019
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
795,000	3.950%, 11/9/2022	808,219
	Credit Agricole SA
1,340,000	1.625%, 4/15/2016[d]	1,357,780
820,000	1.027%, 4/15/2019[d,e]	826,250
	Credit Suisse AG
808,000	5.400%, 1/14/2020	907,951
	CyrusOne, LP
1,100,000	6.375%, 11/15/2022	1,185,250
	DDR Corporation
1,390,000	9.625%, 3/15/2016	1,590,462
	Deutsche Bank AG
1,700,000	1.350%, 5/30/2017	1,699,436
	Discover Bank
800,000	8.700%, 11/18/2019	1,016,761
	Discover Financial Services
640,000	6.450%, 6/12/2017	728,015
	DnB Boligkreditt AS
1,644,000	1.450%, 3/21/2018[d]	1,636,234
	Eksportfinans ASA
390,000	3.000%, 11/17/2014	392,379
548,000	5.500%, 5/25/2016	583,620
	Fifth Third Bancorp
991,000	5.450%, 1/15/2017	1,086,344
	General Electric Capital Corporation
1,950,000	0.504%, 5/15/2017[e]	1,951,632
3,325,000	6.000%, 8/7/2019	3,938,622
840,000	1.231%, 3/15/2023[e]	842,092
1,367,000	6.750%, 3/15/2032	1,803,290
	Genworth Financial, Inc.
1,320,000	7.700%, 6/15/2020	1,626,753
	Goldman Sachs Group, Inc.
1,505,000	2.375%, 1/22/2018	1,528,382
840,000	1.425%, 4/30/2018[e]	853,563
620,000	1.324%, 11/15/2018[e]	628,468
925,000	7.500%, 2/15/2019	1,128,829
1,410,000	5.375%, 3/15/2020	1,597,216
1,680,000	5.250%, 7/27/2021	1,886,527
	Hartford Financial Services Group, Inc.
841,000	4.000%, 10/15/2017	907,493
865,000	5.125%, 4/15/2022	983,603
	HBOS plc
1,002,000	6.750%, 5/21/2018[d]	1,154,333
	HCP, Inc.
294,000	6.000%, 1/30/2017	329,114
265,000	6.700%, 1/30/2018	308,994
	Health Care REIT, Inc.
1,095,000	4.700%, 9/15/2017	1,197,847
300,000	2.250%, 3/15/2018	304,599
	HSBC Bank plc
1,765,000	0.864%, 5/15/2018[d,e]	1,781,242
	HSBC Finance Corporation
1,607,000	6.676%, 1/15/2021	1,921,813
	HSBC Holdings plc
965,000	5.250%, 3/14/2044	1,033,322
	HSBC USA, Inc.
930,000	1.625%, 1/16/2018	932,082
	Huntington Bancshares, Inc.
304,000	2.600%, 8/2/2018	309,154
	Huntington National Bank
960,000	1.350%, 8/2/2016	966,743
	Icahn Enterprises, LP
870,000	6.000%, 8/1/2020	931,988
	ING Bank NV
960,000	4.125%, 11/21/2023	987,600
	ING Capital Funding Trust III
1,015,000	3.834%, 12/29/2049[e,j]	1,015,000
	International Lease Finance Corporation
1,060,000	2.181%, 6/15/2016[e]	1,066,625
	Intesa Sanpaolo SPA
972,000	3.125%, 1/15/2016	999,123
480,000	3.875%, 1/16/2018	505,890
1,000,000	3.875%, 1/15/2019	1,048,723
	J.P. Morgan Chase & Company
890,000	1.125%, 2/26/2016	894,187
1,200,000	3.450%, 3/1/2016	1,252,224
825,000	0.744%, 2/15/2017[e]	828,001
1,992,000	2.000%, 8/15/2017	2,025,770
687,000	1.800%, 1/25/2018	690,320
1,680,000	6.300%, 4/23/2019	1,986,299
320,000	3.200%, 1/25/2023	317,720
1,255,000	7.900%, 4/29/2049[j]	1,402,462
	KeyBank NA
1,465,000	7.413%, 5/6/2015	1,547,975
	Kookmin Bank
1,182,000	1.103%, 1/27/2017[d,e]	1,188,449
	Liberty Mutual Group, Inc.
292,000	4.950%, 5/1/2022[d]	319,377
316,000	6.500%, 5/1/2042[d]	396,296
	Liberty Property, LP
830,000	5.500%, 12/15/2016	906,195
	Lloyds Banking Group plc
1,002,000	5.920%, 9/29/2049[d,j]	1,012,020
	Macquarie Bank, Ltd.
1,025,000	5.000%, 2/22/2017[d]	1,117,045
1,245,000	1.021%, 3/24/2017[d,e]	1,249,005
	Manufacturers and Traders Trust Company
670,000	0.600%, 1/30/2017[e]	670,604

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Financials (2.4%) - continued
	MasterCard, Inc.
$ 655,000	2.000%, 4/1/2019	$657,666
	Merrill Lynch & Company, Inc.
2,656,000	6.050%, 5/16/2016	2,888,844
895,000	6.400%, 8/28/2017	1,022,340
	Metropolitan Life Global Funding I
830,000	0.365%, 6/23/2016[c,d,e]	829,674
1,135,000	0.607%, 4/10/2017[d,e]	1,137,494
930,000	1.300%, 4/10/2017[d]	932,144
	Mizuho Bank, Ltd.
820,000	0.659%, 4/16/2017[d,e]	820,677
	Mizuho Corporate Bank, Ltd.
960,000	1.850%, 3/21/2018[d]	963,790
	Morgan Stanley
480,000	1.750%, 2/25/2016	486,817
1,390,000	4.750%, 3/22/2017	1,513,347
860,000	6.250%, 8/28/2017	980,127
1,328,000	6.625%, 4/1/2018	1,552,396
560,000	1.509%, 4/25/2018[e]	571,104
800,000	4.875%, 11/1/2022	858,734
1,120,000	4.100%, 5/22/2023	1,136,143
	Murray Street Investment Trust I
2,505,000	4.647%, 3/9/2017	2,707,359
	National City Corporation
1,320,000	6.875%, 5/15/2019	1,576,505
	Nomura Holdings, Inc.
840,000	1.680%, 9/13/2016[e]	853,926
960,000	2.000%, 9/13/2016	975,667
820,000	2.750%, 3/19/2019	834,184
	Nordea Eiendomskreditt AS
1,233,000	2.125%, 9/22/2016[d]	1,267,354
	PNC Bank NA
1,887,000	1.150%, 11/1/2016	1,896,754
	Prologis, LP
1,216,000	7.375%, 10/30/2019	1,503,104
	Prudential Covered Trust
672,000	2.997%, 9/30/2015[f]	688,344
	Realty Income Corporation
302,000	2.000%, 1/31/2018	303,428
	Regions Bank
1,773,000	7.500%, 5/15/2018	2,110,246
	Reinsurance Group of America, Inc.
500,000	5.625%, 3/15/2017	545,987
990,000	5.000%, 6/1/2021	1,091,793
	Reliance Standard Life Global Funding II
660,000	2.500%, 4/24/2019[d]	662,084
	Royal Bank of Canada
2,055,000	1.125%, 7/22/2016	2,071,343
1,120,000	2.200%, 7/27/2018	1,143,713
	Royal Bank of Scotland Group plc
1,954,000	1.174%, 3/31/2017[e]	1,963,500
2,044,000	5.125%, 5/28/2024	2,075,476
	Santander US Debt SAU
1,020,000	3.724%, 1/20/2015[d]	1,035,094
400,000	3.781%, 10/7/2015[d]	413,172
	Simon Property Group, LP
620,000	10.350%, 4/1/2019	840,013
	Skandinaviska Enskilda Banken AB
1,025,000	2.375%, 3/25/2019[d]	1,033,918
	SLM Corporation
480,000	3.875%, 9/10/2015	489,600
535,000	6.250%, 1/25/2016	568,437
400,000	4.625%, 9/25/2017	421,500
	SpareBank 1 Boligkreditt AS
1,644,000	1.250%, 5/2/2018[d]	1,620,639
	Sumitomo Mitsui Banking Corporation
1,805,000	1.300%, 1/10/2017	1,808,054
	Suncorp-Metway, Ltd.
2,095,000	0.934%, 3/28/2017[d,e]	2,094,979
	Svensk Exportkredit AB
822,000	1.125%, 4/5/2018	813,926
	Svenska Handelsbanken AB
600,000	3.125%, 7/12/2016	628,353
960,000	1.625%, 3/21/2018	957,763
1,190,000	0.722%, 6/17/2019[e]	1,190,429
	Swedbank Hypotek AB
1,644,000	1.375%, 3/28/2018[d]	1,636,893
	Swiss RE Capital I, LP
750,000	6.854%, 5/29/2049[d,j]	802,500
	Toronto-Dominion Bank
810,000	0.691%, 9/9/2016[e]	814,436
	U.S. Bank NA
895,000	0.455%, 1/30/2017[e]	895,440
	UBS AG London
1,644,000	0.750%, 3/24/2016[d]	1,647,081
	UBS AG/Stamford, Connecticut
351,000	5.875%, 12/20/2017	400,897
	Ventas Realty, LP
1,152,000	1.550%, 9/26/2016	1,163,724
800,000	1.250%, 4/17/2017	800,106
	Voya Financial, Inc.
1,185,000	2.900%, 2/15/2018	1,227,944
	Wachovia Corporation
1,325,000	0.501%, 6/15/2017[e]	1,323,185
	Wells Fargo & Company
2,307,000	1.250%, 7/20/2016	2,326,916
1,071,000	2.100%, 5/8/2017	1,098,454

	Total	192,264,755

Foreign Government (0.1%)
	Asian Development Bank
1,120,000	0.500%, 6/20/2016	1,119,597
	Denmark Government International Bond
1,120,000	0.375%, 4/25/2016[d]	1,118,369
	European Investment Bank
1,215,000	1.875%, 3/15/2019	1,225,539
	Export-Import Bank of Korea
600,000	1.250%, 11/20/2015	603,098
	International Finance Corporation
275,000	0.500%, 5/16/2016	274,779
	Kommunalbanken AS
300,000	2.750%, 5/5/2015[d]	306,372
1,120,000	0.311%, 3/18/2016[d,e]	1,120,488
	Kommuninvest i Sverige AB
1,120,000	0.500%, 6/15/2016[d]	1,118,497
	Province of Ontario
1,160,000	1.000%, 7/22/2016	1,167,841
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	200,016

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
Foreign Government (0.1%) - continued
$ 1,000,000	0.375%, 3/29/2016[d]	$999,330

	Total	9,253,926

Mortgage-Backed Securities (7.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
29,770,000	3.000%, 7/1/2029[c]	30,858,451
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
6,774,713	1.956%, 6/1/2043[e]	6,904,886
30,770,000	4.000%, 7/1/2044[c]	32,596,969
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
67,275,000	3.500%, 8/1/2029[c]	71,122,292
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
6,637,662	2.071%, 1/1/2043[e]	6,830,958
11,809,409	2.061%, 3/1/2043[e]	12,147,207
10,540,344	1.750%, 7/1/2043[e]	10,701,347
12,181,022	2.019%, 7/1/2043[e]	12,450,569
10,878,870	2.119%, 8/1/2043[e]	11,151,382
123,225,000	3.500%, 7/1/2044[c]	126,844,734
122,132,500	4.000%, 7/1/2044[c]	129,613,116
16,756,000	4.500%, 7/1/2044[c]	18,146,228
107,088,000	4.500%, 8/1/2044[c]	115,709,441

	Total	585,077,580

Technology (0.2%)
	Amphenol Corporation
511,000	2.550%, 1/30/2019	518,183
	Apple, Inc.
1,250,000	0.523%, 5/6/2019[e]	1,251,190
	Baidu, Inc.
1,000,000	2.750%, 6/9/2019	1,003,895
	Cisco Systems, Inc.
800,000	0.727%, 3/1/2019[e]	805,139
	Computer Sciences Corporation
442,000	2.500%, 9/15/2015	449,903
	EMC Corporation
1,106,000	1.875%, 6/1/2018	1,113,307
	Fidelity National Information Services, Inc.
1,169,000	1.450%, 6/5/2017	1,167,611
	First Data Corporation
1,100,000	7.375%, 6/15/2019[d]	1,181,125
	Hewlett-Packard Company
903,000	2.125%, 9/13/2015	918,915
1,120,000	5.400%, 3/1/2017	1,241,212
672,000	1.167%, 1/14/2019[e]	677,353
	Iron Mountain, Inc.
1,100,000	6.000%, 8/15/2023	1,189,375
	Micron Semiconductor Asia Pte, Ltd.
600,000	1.258%, 1/15/2019	599,916
	Oracle Corporation
1,010,000	0.807%, 1/15/2019[e]	1,018,131
	Samsung Electronics America, Inc.
600,000	1.750%, 4/10/2017[d]	602,806
	Tyco Electronics Group SA
1,254,000	6.550%, 10/1/2017	1,451,111
	Xerox Corporation
899,000	7.200%, 4/1/2016	991,560
	Xilinx, Inc.
640,000	2.125%, 3/15/2019	641,132

	Total	16,821,864

Transportation (0.1%)
	American Airlines Pass Through Trust
752,060	4.950%, 1/15/2023[d]	814,105
	Avis Budget Car Rental, LLC
635,000	5.125%, 6/1/2022[d]	635,794
	Canadian Pacific Railway Company
405,000	7.125%, 10/15/2031	535,238
480,000	5.750%, 3/15/2033	568,109
	Continental Airlines, Inc.
765,379	4.150%, 4/11/2024	795,994
	CSX Corporation
532,000	3.700%, 11/1/2023	547,898
	Delta Air Lines, Inc.
882,000	6.750%, 5/23/2017	928,305
435,061	4.950%, 5/23/2019	469,866
134,519	4.750%, 5/7/2020	145,953
	ERAC USA Finance, LLC
604,000	1.400%, 4/15/2016[d]	608,645
294,000	2.800%, 11/1/2018[d]	303,652
	Kansas City Southern de Mexico SA de CV
1,337,000	0.928%, 10/28/2016[e]	1,341,607
	Korea Expressway Corporation
960,000	1.625%, 4/28/2017[d]	959,000
	Network Rail Infrastructure Finance plc
1,285,000	0.234%, 2/13/2017[d,e]	1,284,325
	PACCAR Financial Corporation
860,000	0.420%, 6/6/2017[e]	859,994
	Virgin Australia Holdings, Ltd.
429,639	5.000%, 10/23/2023[d]	456,492

	Total	11,254,977

U.S. Government and Agencies (7.5%)
	Federal Agricultural Mortgage Corporation
465,000	2.125%, 9/15/2015	475,437
	Federal Home Loan Bank
3,640,000	0.875%, 5/24/2017	3,640,131
	Federal Home Loan Mortgage Corporation
3,535,000	1.375%, 5/1/2020	3,438,516
	Federal National Mortgage Association
750,000	4.375%, 10/15/2015	789,461
5,840,000	0.625%, 8/26/2016	5,843,522
2,400,000	1.375%, 11/15/2016	2,434,550
2,290,000	0.875%, 5/21/2018	2,251,565
540,000	6.250%, 5/15/2029	725,195
	Tennessee Valley Authority
520,000	5.250%, 9/15/2039	631,040
	U.S. Treasury Bonds
1,215,000	7.625%, 2/15/2025	1,794,403

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (22.7%)	Value
U.S. Government and Agencies (7.5%) - continued
$ 4,750,000	5.250%, 11/15/2028	$6,084,456
2,975,000	4.375%, 5/15/2040	3,567,677
66,460,000	3.000%, 5/15/2042	62,680,088
	U.S. Treasury Bonds, TIPS
4,350,048	0.125%, 4/15/2019	4,479,196
132,044	2.375%, 1/15/2025	159,969
93,222	2.125%, 2/15/2040	118,603
996,606	0.750%, 2/15/2042	938,134
	U.S. Treasury Notes
1,785,000	2.625%, 2/29/2016	1,853,540
52,000,000	0.375%, 3/31/2016	52,010,140
25,275,000	0.625%, 10/15/2016	25,300,679
1,225,000	1.000%, 10/31/2016	1,236,484
54,680,000	0.625%, 12/15/2016	54,650,090
17,000,000	0.750%, 3/15/2017	17,000,000
4,350,000	3.250%, 3/31/2017	4,643,625
20,000,000	0.875%, 5/15/2017	20,026,560
42,225,000	0.625%, 5/31/2017	41,944,584
20,000,000	1.000%, 5/31/2018	19,782,820
76,505,000	1.250%, 10/31/2018	75,913,310
5,640,000	1.625%, 4/30/2019	5,650,575
6,910,000	1.625%, 8/15/2022	6,560,181
2,300,000	1.750%, 5/15/2023	2,178,532
25,300,000	2.500%, 8/15/2023	25,450,231
42,000,000	2.750%, 2/15/2024	42,954,828
43,800,000	3.625%, 2/15/2044	46,222,666
	U.S. Treasury Notes, TIPS
31,173,953	0.125%, 4/15/2018	32,201,759
806,435	0.125%, 1/15/2022	811,792
34,819,045	0.125%, 1/15/2023	34,699,371

	Total	611,143,710

Utilities (0.4%)
	AES Corporation
1,100,000	7.375%, 7/1/2021	1,287,000
	American Electric Power Company, Inc.
600,000	1.650%, 12/15/2017	603,184
	Atlas Pipeline Partners, LP
1,100,000	4.750%, 11/15/2021	1,078,000
	Commonwealth Edison Company
1,260,000	6.950%, 7/15/2018	1,489,942
	Crestwood Midstream Partners, LP
775,000	6.125%, 3/1/2022[d]	815,687
	Dayton Power and Light Company
608,000	1.875%, 9/15/2016[d]	618,298
	DCP Midstream Operating, LP
960,000	2.500%, 12/1/2017	987,545
	Dominion Resources, Inc.
1,280,000	1.250%, 3/15/2017	1,285,037
	Duke Energy Corporation
800,000	0.610%, 4/3/2017[e]	802,402
948,000	2.100%, 6/15/2018	958,451
	Electricite de France
1,068,000	0.688%, 1/20/2017[d,e]	1,072,330
	Enel Finance International NV
773,000	3.875%, 10/7/2014[d]	779,170
474,000	6.250%, 9/15/2017[d]	540,854
	Energy Transfer Partners, LP
310,000	9.700%, 3/15/2019	406,340
2,476,000	4.650%, 6/1/2021	2,667,125
	Enterprise Products Operating, LLC
990,000	5.100%, 2/15/2045	1,056,780
	Exelon Generation Company, LLC
481,000	6.200%, 10/1/2017	548,020
1,077,000	5.200%, 10/1/2019	1,211,248
	ITC Holdings Corporation
294,000	4.050%, 7/1/2023	305,325
	MidAmerican Energy Holdings Company
811,000	1.100%, 5/15/2017	807,693
1,231,000	5.750%, 4/1/2018	1,408,819
775,000	6.500%, 9/15/2037	999,396
	NiSource Finance Corporation
689,000	6.400%, 3/15/2018	791,608
900,000	6.800%, 1/15/2019	1,073,298
	Northeast Utilities
465,000	1.450%, 5/1/2018	456,630
	Northern States Power Company
1,670,000	4.125%, 5/15/2044	1,672,862
	NRG Energy, Inc.
1,100,000	6.625%, 3/15/2023	1,190,750
	ONEOK Partners, LP
640,000	8.625%, 3/1/2019	807,987
	Pacific Gas & Electric Company
1,301,000	5.625%, 11/30/2017	1,471,130
	PG&E Corporation
485,000	2.400%, 3/1/2019	489,375
	PPL Capital Funding, Inc.
1,625,000	1.900%, 6/1/2018	1,623,791
508,000	3.500%, 12/1/2022	516,296
	Sempra Energy
1,200,000	6.150%, 6/15/2018	1,392,830
	TransAlta Corporation
1,213,000	1.900%, 6/3/2017	1,217,746
	Williams Companies, Inc.
664,000	7.875%, 9/1/2021	824,381
	Williams Partners, LP
294,000	7.250%, 2/1/2017	336,024

	Total	35,593,354

	Total Long-Term Fixed Income (cost $1,841,877,166)	1,865,922,639

Shares	Common Stock (21.6%)
Consumer Discretionary (3.1%)
13,350	Aaron’s, Inc.	475,794
17,600	Abercrombie & Fitch Company	761,200
6,400	Alpine Electronics, Inc.	90,260
65,292	Amazon.com, Inc.[k]	21,205,536
10,300	Aoyama Trading Company, Ltd.	282,068
33,500	AutoZone, Inc.[k]	17,964,040
38,600	Barnes & Noble, Inc.[g,k]	879,694
2,500	Bayerische Motoren Werke AG	239,356
105,600	Best Buy Company, Inc.	3,274,656
15,750	Big Lots, Inc.[k]	719,775
38,100	Bloomin’ Brands, Inc.[k]	854,583
23,970	BorgWarner, Inc.	1,562,604
2,600	Bridgestone Corporation	91,061
6,500	Brinker International, Inc.	316,225
106,050	Cablevision Systems Corporation[g]	1,871,782

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Consumer Discretionary (3.1%) - continued
56,150	CBS Corporation[g]	$3,489,161
71,520	Cheesecake Factory, Inc.	3,319,958
14,400	Children’s Place Retail Stores, Inc.	714,672
8,750	Coinstar, Inc.[k]	519,312
515,044	Comcast Corporation	27,647,562
2,300	Continental AG	531,785
3,100	Crown Resorts, Ltd.	44,186
500	Daimler AG	46,707
12,700	Deckers Outdoor Corporation[k]	1,096,391
153,408	Delphi Automotive plc	10,545,266
10,850	DeVry Education Group, Inc.	459,389
6,417	Discovery Communications, Inc.[k]	476,655
22,050	DISH Network Corporation[k]	1,435,014
50,180	Dollar Tree, Inc.[k]	2,732,803
11,690	Dunkin’ Brands Group, Inc.	535,519
16,500	EDION Corporation	114,543
79,867	Esprit Holdings, Ltd.	113,342
2,200	Exedy Corporation	65,479
2,826	Faurecia	106,636
1,000	Flight Centre Travel Group, Ltd.	41,904
100	Forbo Holding AG	106,619
134,450	Ford Motor Company	2,317,918
19,150	G-III Apparel Group, Ltd.[k]	1,563,789
23,920	GNC Holdings, Inc.	815,672
28,000	Halfords Group plc	226,502
10,700	Harman International Industries, Inc.	1,149,501
24,300	Haseko Corporation	195,532
170,500	Home Depot, Inc.	13,803,680
81,900	Home Retail Group plc	247,465
13,410	HomeAway, Inc.[k]	466,936
9,400	Honda Motor Company, Ltd.[g]	328,011
96,830	Houghton Mifflin Harcourt Company[k]	1,855,263
16,450	Iconix Brand Group, Inc.[k]	706,363
87,392	Ignite Restaurant Group, Inc.[k]	1,272,428
19,300	ITT Educational Services, Inc.[g,k]	322,117
44,600	ITV plc	135,916
6,600	Jack in the Box, Inc.	394,944
16,200	JB Hi-Fi, Ltd.	280,110
8,600	JM AB	318,742
20,150	Kohl’s Corporation	1,061,502
200	Kuoni Reisen Holding AG	77,401
29,300	Lamar Advertising Company	1,552,900
242,965	Las Vegas Sands Corporation	18,518,792
128,000	Li & Fung, Ltd.	189,594
38,350	Liberty Interactive Corporation[k]	1,125,956
8,965	Limited Brands, Inc.	525,887
12,350	Lions Gate Entertainment Corporation[g]	352,963
63,550	Live Nation Entertainment, Inc.[k]	1,569,049
225,370	Lowe’s Companies, Inc.	10,815,506
94,000	Luk Fook Holdings International, Ltd.	275,647
60,250	Macy’s, Inc.	3,495,705
19,230	Marriott International, Inc.	1,232,643
15,100	Marriott Vacations Worldwide Corporation[k]	885,313
119,717	MDC Partners, Inc.	2,572,718
10,850	Meredith Corporation	524,706
800	Michael Kors Holdings, Ltd.[k]	70,920
13,350	Multimedia Games Holding Company, Inc.[k]	395,694
30,200	Nautilus, Inc.[k]	334,918
198,570	News Corporation	6,797,051
4,600	Next plc	509,232
226,400	NIKE, Inc.	17,557,320
29,366	NutriSystem, Inc.	502,452
14,900	Omnicom Group, Inc.	1,061,178
43,650	Orbitz Worldwide, Inc.[k]	388,485
6,173	O’Reilly Automotive, Inc.[k]	929,654
26,750	Papa John’s International, Inc.	1,133,932
9,000	Persimmon plc	196,016
25,502	PetSmart, Inc.[g]	1,525,020
16,100	Peugeot SAk	238,210
5,900	Publicis Groupe SA	500,063
6,100	PVH Corporation	711,260
18,650	Restoration Hardware Holdings, Inc.[k]	1,735,383
500	Rinnai Corporation	48,270
4,300	Ross Stores, Inc.	284,359
1,700	RTL Group SA	188,693
1,200	SA D’Ieteren NV	50,267
79,800	Samsonite International SA	263,052
37,200	Scientific Games Corporation[k]	413,664
12,050	Scripps Networks Interactive, Inc.	977,737
38,000	Seiko Holdings Corporation	154,399
6,700	Sekisui House, Ltd.	91,941
16,600	SHOWA Corporation	202,239
12,196	Slater & Gordon, Ltd.	59,400
57,550	Smith & Wesson Holding Corporation[g,k]	836,777
156,621	Staples, Inc.[g]	1,697,772
145,650	Starbucks Corporation	11,270,397
12,440	Starwood Hotels & Resorts Worldwide, Inc.	1,005,401
25,400	Sumitomo Forestry Company, Ltd.	310,125
3,600	Suzuki Motor Corporation	112,938
56,710	Time Warner Cable, Inc.	8,353,383
35,560	Toll Brothers, Inc.[k]	1,312,164
7,502	Tractor Supply Company	453,121
137,130	Tuesday Morning Corporation[k]	2,443,657
294,250	Twenty-First Century Fox, Inc.	10,342,887
13,280	Under Armour, Inc.[k]	790,027
200	Valora Holding AG	51,686
11,312	VF Corporation	712,656
600	Volkswagen AG	157,150
8,200	WH Smith plc	150,050
1,500	Wolters Kluwer NV	44,432
2,100	WPP plc	45,763
33,700	Wyndham Worldwide Corporation	2,551,764
70,800	Wynn Macau, Ltd.	277,300
3,650	Wynn Resorts, Ltd.	757,594
20,250	Zumiez, Inc.[g,k]	558,697

	Total	257,465,258

Consumer Staples (1.0%)
1,100	AarhusKarlshamn AB	73,500
93,400	Altria Group, Inc.	3,917,196
12,957	Andersons, Inc.	668,322
86,300	Anheuser-Busch InBev NV ADR	9,919,322
44,635	Annie’s, Inc.[k]	1,509,556
77,400	Archer-Daniels-Midland Company	3,414,114
3,800	Asahi Group Holdings, Ltd.	119,331
15,400	Britvic plc	191,721

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Consumer Staples (1.0%) - continued
48,200	Bunge, Ltd.	$3,645,848
1,300	Carrefour SA	47,936
2,800	Casino Guichard Perrachon SA	371,225
24,950	Coca-Cola Enterprises, Inc.	1,192,111
10,100	Colgate-Palmolive Company	688,618
216,860	CVS Caremark Corporation	16,344,738
7,500	Green Mountain Coffee Roasters, Inc.	934,575
22,360	Greencore Group plc	101,636
10,700	Hain Celestial Group, Inc.[k]	949,518
1,100	Henkel AG & Company KGaA	110,622
1,100	Imperial Tobacco Group plc	49,487
58,050	Ingredion, Inc.	4,356,072
9,650	J.M. Smucker Company	1,028,401
3,500	Kerry Group plc	261,530
5,400	Kesko Oyj	213,386
35,970	Kimberly-Clark Corporation	4,000,583
5,176	Koninklijke Ahold NV	97,056
2,400	KOSE Corporation	91,727
36,117	Kraft Foods Group, Inc.	2,165,214
25,600	Kroger Company	1,265,408
3,200	Matsumotokiyoshi Holdings Company, Ltd.	110,761
157,362	Mondelez International, Inc.	5,918,385
13,120	Monster Beverage Corporation[k]	931,914
2,600	Nestle SA	201,466
38,600	Parmalat SPA	132,032
40,316	Philip Morris International, Inc.	3,399,042
41,250	Pilgrim’s Pride Corporation[k]	1,128,600
23,650	Procter & Gamble Company	1,858,653
1,700	Rallye SA	92,751
8,300	Reckitt Benckiser Group plc	723,716
244,750	Rite Aid Corporation[k]	1,754,857
6,786	SalMar ASA	118,419
5,850	Sanderson Farms, Inc.[g]	568,620
2,600	Suedzucker AG	52,501
5,540	United Natural Foods, Inc.[k]	360,654
21,100	Wal-Mart Stores, Inc.	1,583,977
108,430	WhiteWave Foods Company[k]	3,509,879
3,636	Whole Foods Market, Inc.	140,459
117,000	Wilmar International, Ltd.	299,503

	Total	80,614,942

Energy (3.0%)
208,320	Alpha Natural Resources, Inc.[g,k]	772,867
3,730	Atwood Oceanics, Inc.[k]	195,750
13,100	Baker Hughes, Inc.	975,295
31,400	Basic Energy Services, Inc.[k]	917,508
54,500	BP plc	479,920
4,009	Cabot Oil & Gas Corporation	136,867
330,070	Cameron International Corporation[k]	22,349,040
3,300	CAT Oil AG	84,581
82,060	Chevron Corporation	10,712,933
1,770	Cimarex Energy Company	253,924
107,700	Cobalt International Energy, Inc.[k]	1,976,295
28,935	Concho Resources, Inc.[k]	4,181,108
7,250	ConocoPhillips	621,542
300	Delek Group, Ltd.	124,095
10,600	Denbury Resources, Inc.	195,676
5,450	Diamondback Energy, Inc.[k]	483,960
35,400	Dril-Quip, Inc.[k]	3,867,096
1,350	Energen Corporation	119,988
8,100	Eni SPA	221,532
7,480	Ensco plc	415,664
180,574	EOG Resources, Inc.	21,101,878
103,229	EQT Corporation	11,035,180
6,900	ERG SPA	106,481
29,650	Exterran Holdings, Inc.	1,333,954
115,950	Exxon Mobil Corporation	11,673,846
600	Frank’s International NV	14,760
22,150	Green Plains, Inc.	728,071
7,050	Gulfmark Offshore, Inc.	318,519
1,550	Gulfport Energy Corporation[k]	97,340
2,520	Helmerich & Payne, Inc.	292,597
7,000	Hess Corporation	692,230
9,480	HollyFrontier Corporation	414,181
30,800	Kosmos Energy, Ltd.[k]	345,884
679,371	Marathon Oil Corporation	27,120,490
51,790	Market Vectors Oil Service ETF	2,991,390
86,600	Nabors Industries, Ltd.	2,543,442
59,470	National Oilwell Varco, Inc.	4,897,354
15,000	Neste Oil Oyj	292,688
4,190	Noble Corporation	140,616
2,830	Noble Energy, Inc.	219,212
130,750	Oasis Petroleum, Inc.[k]	7,307,618
24,800	Occidental Petroleum Corporation	2,545,224
2,670	Oceaneering International, Inc.	208,607
2,400	Oil States International, Inc.[k]	153,816
3,500	Origin Energy, Ltd.	48,243
20,600	Patterson-UTI Energy, Inc.	719,764
99,710	Peabody Energy Corporation	1,630,258
86,000	Petroleo Brasileiro SA ADR	1,258,180
5,350	Phillips 66	430,301
3,730	Pioneer Natural Resources Company	857,191
10,750	QEP Resources, Inc.	370,875
1,840	Range Resources Corporation	159,988
66,430	Rex Energy Corporation[k]	1,176,475
23,770	Rosetta Resources, Inc.[k]	1,303,785
3,940	Rowan Companies plc	125,804
29,820	Royal Dutch Shell plc	1,231,271
209	Royal Dutch Shell plc, Class A	8,636
20,000	Royal Dutch Shell plc, Class B	869,198
1,800	Saipem SPA[k]	48,534
48,250	SandRidge Energy, Inc.[g,k]	344,988
265,050	Schlumberger, Ltd.	31,262,647
7,100	Showa Shell Sekiyu KK	80,706
60,640	SM Energy Company	5,099,824
135,360	Southwestern Energy Company[k]	6,157,526
29,350	Superior Energy Services, Inc.	1,060,709
4,500	Total SA	325,574
199,900	Total SA ADR[g]	14,432,780
85,365	Trinidad Drilling, Ltd.	968,811
6,750	Unit Corporation[k]	464,603
1,231,216	Weatherford International, Ltd.[k]	28,317,968
12,660	Whiting Petroleum Corporation[k]	1,015,965
3,100	Woodside Petroleum, Ltd.	120,192

	Total	245,551,815

Financials (3.8%)
49,950	ACE, Ltd.	5,179,815
19,965	Affiliated Managers Group, Inc.[k]	4,100,811
3,300	Allianz SE	550,816
53,960	Allied World Assurance Company Holdings AG	2,051,559
71,500	Allstate Corporation	4,198,480
20,400	American Assets Trust, Inc.	704,820

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Financials (3.8%) - continued
71,250	American International Group, Inc.	$3,888,825
8,960	Ameriprise Financial, Inc.	1,075,200
6,100	Amlin plc	48,825
11,300	AmTrust Financial Services, Inc.[g]	472,453
4,427	Argo Group International Holdings, Ltd.	226,264
22,900	Assicurazioni Generali SPA	501,522
25,700	Aviva plc	224,226
3,900	AXA SA	93,184
19,400	Bank Leumi Le-Israel BMk	75,613
676,220	Bank of America Corporation	10,393,501
1,300	Bank of Georgia Holdings plc	52,278
14,450	Banner Corporation	572,654
67,330	BBCN Bancorp, Inc.	1,073,913
69,450	Berkshire Hathaway, Inc.[k]	8,789,592
120,500	Blackstone Group, LPk	4,029,520
15,359	Boston Properties, Inc.	1,815,127
22,350	Camden Property Trust	1,590,202
5,400	Catlin Group, Ltd.	49,416
10,850	CBRE Group, Inc.[k]	347,634
36,500	Challenger, Ltd.	256,036
407,307	Citigroup, Inc.	19,184,160
12,539	CNA Financial Corporation	506,826
145,170	CNO Financial Group, Inc.	2,584,026
3,900	CNP Assurances	80,944
107,200	Comerica, Inc.	5,377,152
11,500	Commonwealth Bank of Australia	877,085
17,047	Credit Agricole SA	240,684
23,000	Crown Castle International Corporation	1,707,980
4,300	Daito Trust Construction Company, Ltd.	505,633
37,000	Daiwa Securities Group, Inc.	320,578
35,300	DDR Corporation	622,339
90,338	Deutsche Bank AGg	3,178,091
8,700	Digital Realty Trust, Inc.	507,384
50,219	Discover Financial Services	3,112,574
28,200	Duke Realty Corporation	512,112
63,110	Education Realty Trust, Inc.	677,801
28,264	Equity Residential	1,780,632
6,600	EXOR SPA	270,749
12,460	Extra Space Storage, Inc.	663,495
133,250	Fifth Third Bancorp	2,844,887
61,950	First Horizon National Corporation	734,727
137,950	First Niagara Financial Group, Inc.	1,205,683
54,830	First Republic Bank	3,015,102
17,500	FlexiGroup, Ltd.	52,286
16,144	Friends Life Group, Ltd.	87,052
41,900	Fulton Financial Corporation	519,141
19,162	Gaming and Leisure Properties, Inc.	650,933
13,550	General Growth Properties, Inc.	319,238
636,325	Genworth Financial, Inc.[k]	11,072,055
1,300	Grupo Catalana Occidente SA	47,189
73,160	Hanmi Financial Corporation	1,542,213
500	Hannover Rueckversicherung SE	45,026
35,263	HCC Insurance Holdings, Inc.	1,725,771
17,099	Health Care REIT, Inc.	1,071,594
8,544	Hiscox, Ltd.	103,378
73,196	Host Hotels & Resorts, Inc.	1,611,044
452,450	Huntington Bancshares, Inc.	4,316,373
2,200	Intercontinental Exchange, Inc.	415,580
38,800	Intermediate Capital Group plc	258,979
181,780	Invesco, Ltd.	6,862,195
123,000	iShares Barclays 1-3 Year Credit Bond Fund	12,998,640
3,000	iShares MSCI EAFE Index Fund	205,110
21,670	iShares Russell 2000 Index Fund	2,574,613
35,500	Israel Discount Bank, Ltd.[k]	60,100
176,478	J.P. Morgan Chase & Company	10,168,662
64,700	KeyCorp	927,151
47,501	Kimco Realty Corporation	1,091,573
24,557	Lazard, Ltd.	1,266,159
7,700	M&T Bank Corporation[g]	955,185
12,900	Macerich Company	861,075
92,050	MBIA, Inc.[k]	1,016,232
226,620	MetLife, Inc.	12,591,007
56,800	Mizuho Financial Group, Inc.	116,753
19,400	Montpelier Re Holdings, Inc.	619,830
247,400	Morgan Stanley	7,998,442
1,200	Muenchener Rueckversicherungs- Gesellschaft AG	265,738
33,200	NASDAQ OMX Group, Inc.	1,282,184
1,500	National Australia Bank, Ltd.	46,363
16,800	Natixis	107,821
33,650	Navient Corporation	595,942
8,900	NKSJ Holdings, Inc.	239,812
17,950	Northern Trust Corporation	1,152,569
16,100	Old Mutual plc	54,409
19,300	Old Republic International Corporation	319,222
19,000	Oversea-Chinese Banking Corporation, Ltd.	145,732
32,380	PacWest Bancorp	1,397,845
10,100	Paragon Group of Companies plc	60,798
33,610	Parkway Properties, Inc.	694,047
50,960	Pebblebrook Hotel Trust	1,883,482
13,300	Phoenix Group Holdings	147,723
11,450	Piedmont Office Realty Trust, Inc.	216,863
22,500	Popular, Inc.[k]	769,050
11,900	Portfolio Recovery Associates, Inc.[k]	708,407
19,300	Progressive Corporation	489,448
25,800	Prologis, Inc.	1,060,122
11,550	Protective Life Corporation	800,761
41,600	Prudential Financial, Inc.	3,692,832
5,892	Public Storage, Inc.	1,009,594
70,000	Radian Group, Inc.	1,036,700
9,800	Realty Income Corporation	435,316
36,200	RLJ Lodging Trust	1,045,818
11,750	Ryman Hospitality Properties	565,762
2,400	Sampo Oyj	121,326
1,000	Schweizerische National- Versicherungs-Gesellschaft AG	68,787
1,500	SCOR SE	51,649
16,729	Simon Property Group, Inc.	2,781,698
325,000	SPDR Euro Stoxx 50 ETF	14,062,750
25,200	SPDR Gold Trust[k]	3,226,608
131,300	SPDR S&P 500 ETF Trust	25,698,036
28,110	State Street Corporation	1,890,679
24,646	Storebrand ASA[k]	138,657
29,750	Strategic Hotels & Resorts, Inc.[k]	348,373
53,650	SVB Financial Group[k]	6,256,663
100	Swiss Life Holding AGk	23,704
51,390	Synovus Financial Corporation	1,252,888
9,160	T. Rowe Price Group, Inc.	773,196

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Financials (3.8%) - continued
18,100	Tanger Factory Outlet Centers, Inc.	$632,957
19,700	TD Ameritrade Holding Corporation	617,595
52,580	Terreno Realty Corporation	1,016,371
33,160	Texas Capital Bancshares, Inc.[k]	1,788,982
20,700	UnipolSai Assicurazioni SPA	66,497
28,819	United Overseas Bank, Ltd.	521,126
152,425	Vanguard Short-Term Corporate Bond ETF	12,250,397
88,850	Visa, Inc.	18,721,584
14,346	Vornado Realty Trust	1,531,149
22,050	W.R. Berkley Corporation	1,021,135
8,364	Washington Prime Group, Inc.[k]	156,741
85,698	Wells Fargo & Company	4,504,287
51,340	Western Alliance Bancorp[k]	1,221,892
22,500	Westpac Banking Corporation	719,689
27,350	Weyerhaeuser Company	905,011
58,090	Zions Bancorporation	1,711,912
2,900	Zurich Insurance Group AGk	873,440

	Total	312,203,648

Health Care (2.8%)
14,350	Abbott Laboratories	586,915
45,100	Acorda Therapeutics, Inc.[k]	1,520,321
4,590	Actavis, Inc.[k]	1,023,800
3,800	Actelion, Ltd.	480,965
57,050	Aetna, Inc.	4,625,614
107,950	Affymetrix, Inc.[k]	961,834
58,230	Akorn, Inc.[k]	1,936,148
7,003	Albany Molecular Research, Inc.[k]	140,900
19,850	Align Technology, Inc.[k]	1,112,394
67,850	Allscripts Healthcare Solutions, Inc.[k]	1,088,993
10,578	AmerisourceBergen Corporation	768,597
16,000	Amgen, Inc.	1,893,920
29,000	AMN Healthcare Services, Inc.[k]	356,700
115,700	Baxter International, Inc.	8,365,110
6,600	Biogen Idec, Inc.[k]	2,081,046
13,990	BioMarin Pharmaceutical, Inc.[k]	870,318
127,200	BioScrip, Inc.[g,k]	1,060,848
345,850	Boston Scientific Corporation[k]	4,416,504
39,750	Bruker Corporation[k]	964,732
7,201	C.R. Bard, Inc.	1,029,815
14,850	Capital Senior Living Corporation[k]	354,024
47,850	Cardinal Health, Inc.	3,280,596
5,822	Catamaran Corporation[k]	257,100
36,150	Centene Corporation[k]	2,733,301
273,530	Cerner Corporation[k]	14,108,677
9,400	Charles River Laboratories International, Inc.[k]	503,088
3,650	Chemed Corporation[g]	342,078
16,600	Community Health Systems, Inc.[k]	753,142
3,500	Cooper Companies, Inc.	474,355
5,700	Covance, Inc.[k]	487,806
292,060	Covidien plc	26,337,971
3,100	Cubist Pharmaceuticals, Inc.[k]	216,442
16,900	DaVita HealthCare Partners, Inc.[k]	1,222,208
29,500	DENTSPLY International, Inc.	1,396,825
12,320	Envision Healthcare Holdings, Inc.[k]	442,411
72,150	ExamWorks Group, Inc.[g,k]	2,289,320
54,600	Express Scripts Holding Company[k]	3,785,418
438,850	Gilead Sciences, Inc.[k]	36,385,053
33,162	GlaxoSmithKline plc	882,940
13,400	Globus Medical, Inc.[k]	320,528
6,900	Greatbatch, Inc.[k]	338,514
800	Grifols SA	43,712
5,900	H. Lundbeck AS	145,201
30,500	HCA Holdings, Inc.[k]	1,719,590
5,400	Hikma Pharmaceuticals plc	154,989
63,200	Hologic, Inc.[k]	1,602,120
23,250	Humana, Inc.	2,969,490
5,950	ICON plc[k]	280,305
14,400	Illumina, Inc.[k]	2,570,976
15,200	Impax Laboratories, Inc.[k]	455,848
250,853	Johnson & Johnson	26,244,241
2,000	Kaken Pharmaceutical Company, Ltd.	42,321
8,400	LifePoint Hospitals, Inc.[k]	521,640
26,450	McKesson Corporation	4,925,254
36,650	Medicines Company[k]	1,065,049
258,620	Merck & Company, Inc.	14,961,167
3,911	Mettler-Toledo International, Inc.[k]	990,187
41,650	Molina Healthcare, Inc.[k]	1,858,839
9,800	Myriad Genetics, Inc.[g,k]	381,416
44,900	Neurocrine Biosciences, Inc.[k]	666,316
11,200	Novartis AG	1,014,254
64,620	NuVasive, Inc.[k]	2,298,533
45,100	PAREXEL International Corporation[k]	2,383,084
31,950	PerkinElmer, Inc.	1,496,538
9,880	Perrigo Company plc	1,440,109
184,500	Pfizer, Inc.	5,475,960
17,250	PharMerica Corporation[k]	493,178
9,450	Prestige Brands Holdings, Inc.[k]	320,261
8,750	Providence Service Corporation[k]	320,163
14,550	Qiagen NVg,k	355,748
13,950	Quest Diagnostics, Inc.[g]	818,725
1,000	Roche Holding AG	297,957
12,250	Seattle Genetics, Inc.[k]	468,563
21,300	Select Medical Holdings Corporation	332,280
5,000	Shire plc	392,213
42,150	Spectrum Pharmaceuticals, Inc.[g,k]	342,680
12,250	St. Jude Medical, Inc.	848,312
14,150	Team Health Holdings, Inc.[k]	706,651
900	Teva Pharmaceutical Industries, Ltd.	47,280
3,250	Thermo Fisher Scientific, Inc.	383,500
120,626	UnitedHealth Group, Inc.	9,861,175
28,800	Universal Health Services, Inc.	2,757,888
1,500	Vertex Pharmaceuticals, Inc.[k]	142,020
21,650	Volcano Corporation[k]	381,257
7,600	Waters Corporation[k]	793,744
11,050	WellPoint, Inc.	1,189,090
2,200	Zeria Pharmaceutical Company, Ltd.	52,505
17,950	Zoetis, Inc.	579,247

	Total	229,788,847

Industrials (2.4%)
12,250	3M Company	1,754,690
13,300	AAR Corporation	366,548
1,500	Actividades de Construccion y Servicios SA	68,655
9,710	Acuity Brands, Inc.	1,342,408
900	Adecco SA	74,065

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Industrials (2.4%) - continued
42,050	ADT Corporation[g]	$1,469,227
20,100	Aecom Technology Corporation[k]	647,220
39,900	AGCO Corporation	2,243,178
2,800	Aica Kogyo Company, Ltd.	59,840
37,939	Air New Zealand, Ltd.	69,079
13,683	Allegion plc	775,552
24,574	AMETEK, Inc.	1,284,729
29,990	Apogee Enterprises, Inc.	1,045,451
5,410	Arcadis NV	186,437
900	Assa Abloy AB	45,779
10,755	B/E Aerospace, Inc.[k]	994,730
6,900	BAE Systems plc	51,106
16,900	Berendsen plc	283,041
9,000	Bodycote plc	105,892
130,200	Boeing Company	16,565,346
22,978	Briggs & Stratton Corporation[g]	470,130
400	Bucher Industries AG	137,257
7,900	Cardno, Ltd.	47,057
9,100	Caterpillar, Inc.	988,897
33,500	CLARCOR, Inc.	2,071,975
10,750	Colfax Corporation[k]	801,305
27,550	Covanta Holding Corporation	567,806
269,197	CSX Corporation	8,293,960
13,500	Daifuku Company, Ltd.	189,340
529,800	Delta Air Lines, Inc.	20,513,856
9,200	Deutsche Lufthansa AG	197,497
1,800	DKSH Holding AG	136,758
12,000	Downer EDI, Ltd.	51,213
1,500	Duerr AG	132,804
3,400	Elbit Systems, Ltd.	209,154
71,281	EMCOR Group, Inc.	3,174,143
14,100	Esterline Technologies Corporation[k]	1,623,192
52,650	Exelis, Inc.	893,997
9,550	Fastenal Company[g]	472,629
22,568	Flowserve Corporation	1,677,931
233,700	Fluor Corporation	17,971,530
17,800	Fortune Brands Home and Security, Inc.	710,754
31,620	GATX Corporation	2,116,643
200	Georg Fischer AGk	143,147
2,000	Go-Ahead Group plc	81,043
9,740	Graco, Inc.	760,499
33,810	Granite Construction, Inc.	1,216,484
27,000	Hanwa Company, Ltd.	116,947
6,800	Hino Motors, Ltd.	93,815
72,200	HNI Corporation	2,823,742
69,572	Honeywell International, Inc.	6,466,717
2,500	Hoshizaki Electric Company, Ltd.	124,783
18,100	Huntington Ingalls Industries, Inc.	1,712,079
1,400	Implenia AG	94,238
113,500	Ingersoll-Rand plc	7,094,885
137,658	Interface, Inc.	2,593,477
10,100	Intrum Justitia AB	301,253
23,300	ITOCHU Corporation	299,120
69,070	Jacobs Engineering Group, Inc.[k]	3,680,050
400	Jardine Matheson Holdings, Ltd.	23,738
6,630	JB Hunt Transport Services, Inc.	489,161
9,650	Joy Global, Inc.[g]	594,247
14,000	Kajima Corporation	61,926
2,100	Kanamoto Company, Ltd.	83,745
9,000	Kandenko Company, Ltd.	52,336
25,600	KAR Auction Services, Inc.	815,872
4,700	Keller Group plc	74,019
8,000	Kinden Corporation	77,847
6,100	Komatsu, Ltd.	141,601
1,100	KONE Oyj	45,866
74,920	Korn/Ferry International[k]	2,200,400
53,900	Landstar System, Inc.	3,449,600
7,600	Legrand SA	465,023
4,600	Leighton Holdings, Ltd.	85,411
10,450	Lockheed Martin Corporation	1,679,629
36,042	Manitowoc Company, Inc.	1,184,340
9,000	Manpower, Inc.	763,650
33,800	Meritor, Inc.[k]	440,752
9,300	Mineral Resources, Ltd.	84,175
24,700	Mitie Group plc	134,726
38,000	Mitsui Engineering & Shipbuilding Company, Ltd.	85,341
6,500	Monadelphous Group, Ltd.	96,251
8,000	NICHIAS Corporation	55,152
15,300	Nielsen Holdings NV	740,673
5,100	Nitto Kogyo Corporation	112,272
19,576	Northgate plc	175,772
14,325	NOW, Inc.[k]	518,708
38,000	NTN Corporation	166,226
15,700	Old Dominion Freight Line, Inc.[k]	999,776
74,508	Oshkosh Corporation	4,137,429
2,479	Osterreichische Post AG	123,135
9,581	Parker Hannifin Corporation	1,204,619
69,792	Pentair, Ltd.	5,033,399
51,860	Quanta Services, Inc.[k]	1,793,319
5,724	Randstad Holding NV	310,293
58,710	Ritchie Brothers Auctioneers, Inc.[g]	1,447,202
25,100	Robert Half International, Inc.	1,198,274
7,282	Roper Industries, Inc.	1,063,245
4,100	Safran SA	268,406
6,600	Seaspan Corporation[g]	154,506
4,000	Securitas AB	47,429
8,000	Seino Holdings Company, Ltd.	90,861
8,500	Seven Group Holdings, Ltd.	59,417
6,000	ShinMaywa Industries, Ltd.	52,986
6,100	Siemens AG	805,408
279,300	Southwest Airlines Company	7,501,998
10,000	Spirit Aerosystems Holdings, Inc.[k]	337,000
17,950	Spirit Airlines, Inc.[k]	1,135,158
12,275	Stericycle, Inc.[k]	1,453,605
3,300	Teleperformance SA	202,164
32,930	Tennant Company	2,513,218
25,000	Toppan Printing Company, Ltd.	193,307
4,000	TOTO, Ltd.	53,944
73,100	Transpacific Industries Group, Ltd.[k]	69,950
1,700	Travis Perkins plc	47,609
198,200	Union Pacific Corporation	19,770,450
15,390	United Rentals, Inc.[k]	1,611,795
12,896	United Stationers, Inc.	534,797
7,250	United Technologies Corporation	837,012
27,200	Wabash National Corporation[k]	387,600
8,000	WABCO Holdings, Inc.[k]	854,560
3,750	WESCO International, Inc.[k]	323,925
1,600	Wolseley plc	87,649
2,100	WS Atkins plc	47,369

	Total	192,136,353

Information Technology (4.4%)
23,254	Agilent Technologies, Inc.	1,335,710
27,000	Akamai Technologies, Inc.[k]	1,648,620

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Information Technology (4.4%) - continued
9,600	Alliance Data Systems Corporation[k]	$2,700,000
33,600	Amdocs, Ltd.	1,556,688
17,150	Amphenol Corporation	1,652,231
8,896	ANSYS, Inc.[k]	674,495
454,699	Apple, Inc.	42,255,178
82,031	Applied Materials, Inc.	1,849,799
63,700	Arris Group, Inc.[k]	2,072,161
17,350	Aruba Networks, Inc.[k]	303,972
5,600	Ascom Holding AG	94,977
351,400	Atmel Corporation[k]	3,292,618
7,629	Autodesk, Inc.[k]	430,123
18,900	AVG Technologies NVk	380,457
102,794	Blinkx plc[k]	111,438
14,550	Booz Allen Hamilton Holding Corporation	309,042
21,300	Broadcom Corporation	790,656
68,070	Broadridge Financial Solutions, Inc.	2,834,435
166,950	Brocade Communications Systems, Inc.	1,535,940
700	Cap Gemini SA	49,955
11,800	Cardtronics, Inc.[k]	402,144
7,200	Carsales.com, Ltd.	71,904
32,600	CDW Corporation	1,039,288
8,250	Check Point Software Technologies, Ltd.[g,k]	552,998
20,597	Ciena Corporation[g,k]	446,131
14,650	Cirrus Logic, Inc.[g,k]	333,141
627,270	Cisco Systems, Inc.	15,587,659
63,540	Citrix Systems, Inc.[k]	3,974,427
38,050	Computer Sciences Corporation	2,404,760
18,600	Convergys Corporation	398,784
38,800	CoreLogic, Inc.[k]	1,177,968
6,600	Cornerstone OnDemand, Inc.[k]	303,732
248,450	Corning, Inc.	5,453,477
4,800	CSR plc	48,608
6,200	Dialog Semiconductor plc[k]	214,532
12,200	Diodes, Inc.[k]	353,312
59,258	DST Systems, Inc.	5,461,810
55,992	E2open, Inc.[g,k]	1,157,355
126,274	eBay, Inc.[k]	6,321,276
5,600	Econocom Group	53,106
37,600	Electrocomponents plc	168,969
83,150	Electronic Arts, Inc.[k]	2,982,590
620,450	EMC Corporation	16,342,653
11,848	Euronet Worldwide, Inc.[k]	571,548
3,100	F@N Communications, Inc.	50,949
8,272	F5 Networks, Inc.[k]	921,832
306,250	Facebook, Inc.[k]	20,607,563
25,200	Fortinet, Inc.[k]	633,276
16,100	FUJIFILM Holdings NPV	449,361
36,150	GameStop Corporation[g]	1,462,991
9,210	Gartner, Inc.[k]	649,489
38,600	Genpact, Ltd.[k]	676,658
14,650	Global Payments, Inc.	1,067,252
32,334	Google, Inc.[k]	18,601,104
37,934	Google, Inc., Class Ak	22,178,872
32,830	Guidewire Software, Inc.[k]	1,334,868
68,050	Hewlett-Packard Company	2,291,924
20,000	Hitachi Kokusai Electric, Inc.	277,127
1,700	Hoya Corporation	56,521
3,200	IAC InterActiveCorp	221,536
13,800	iGATE Corporation[k]	502,182
6,200	Imperva, Inc.[k]	162,316
7,100	Indra Sistemas SA	126,781
3,800	Infineon Technologies AG	47,436
60,500	Informatica Corporation[k]	2,156,825
15,150	International Business Machines Corporation	2,746,240
13,250	j2 Global, Inc.	673,895
182,574	Juniper Networks, Inc.[k]	4,480,366
300	Keyence Corporation	131,186
8,200	Kulicke and Soffa Industries, Inc.[k]	116,932
41,002	Lexmark International, Inc.[g]	1,974,656
1,320	LinkedIn Corporation[k]	226,340
21,050	Liquidity Services, Inc.[g,k]	331,748
55,800	Marvell Technology Group, Ltd.	799,614
5,900	Measurement Specialties, Inc.[k]	507,813
23,050	Mentor Graphics Corporation	497,189
13,428	Microchip Technology, Inc.[g]	655,421
73,890	Microsoft Corporation	3,081,213
4,000	NEC Networks & System Integration Corporation	97,605
507,870	NetApp, Inc.	18,547,412
7,186	Nice Systems, Ltd. ADR	293,261
2,100	Nice-Systems, Ltd.	85,943
1,800	NTT Data Corporation	69,222
13,986	Nuance Communications, Inc.[g,k]	262,517
141,116	NVIDIA Corporation	2,616,291
24,780	NXP Semiconductors NVk	1,639,940
1,800	OBIC Company, Ltd.	59,364
96,000	Oki Electric Industry Company, Ltd.	213,467
2,900	OMRON Corporation	122,292
13,700	Optimal Payments plc[k]	93,784
171,300	Oracle Corporation	6,942,789
16,900	Pace plc	102,644
50,406	Plantronics, Inc.	2,422,008
4,300	Playtech plc	45,305
27,600	Polycom, Inc.[k]	345,828
25,910	QLIK Technologies, Inc.[k]	586,084
220,242	QUALCOMM, Inc.	17,443,166
19,450	Red Hat, Inc.[k]	1,075,002
235,850	Salesforce.com, Inc.[k]	13,698,168
49,050	Sanmina Corporation[k]	1,117,359
600	SAP AG ADR	46,233
37,360	Sapient Corporation[k]	607,100
9,100	Seiko Epson Corporation	387,152
13,110	ServiceNow, Inc.[k]	812,296
1,742	Skyworks Solutions, Inc.	81,804
1,200	Spectris plc	45,598
25,200	SunPower Corporation[g,k]	1,032,696
224,940	Symantec Corporation	5,151,126
8,050	Synopsys, Inc.[k]	312,501
45,900	Take-Two Interactive Software, Inc.[k]	1,020,816
6,800	TE Connectivity, Ltd.	420,512
263,650	Teradata Corporation[k]	10,598,730
117,227	Teradyne, Inc.[g]	2,297,649
203,970	Texas Instruments, Inc.	9,747,726
42,790	Textura Corporation[g,k]	1,011,556
53,400	Ubiquiti Networks, Inc.[g,k]	2,413,146
4,300	ULVAC, Inc.[k]	91,662
36,701	VeriFone Systems, Inc.[k]	1,348,762
51,036	Virtusa Corporation[k]	1,827,089

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (21.6%)	Value
Information Technology (4.4%) - continued
138,650	Vishay Intertechnology, Inc.	$2,147,688
191,850	VMware, Inc.[k]	18,572,999
10,300	VTech Holdings, Ltd.	136,883
7,500	WebMD Health Corporation[k]	362,250
3,200	Wincor Nixdorf AG	182,245
5,050	Workday, Inc.[k]	453,793
209,900	Xerox Corporation	2,611,156
88,340	Xilinx, Inc.	4,179,365

	Total	358,180,127

Materials (0.6%)
6,870	Airgas, Inc.	748,212
5,930	Albemarle Corporation	423,995
23,500	Alcoa, Inc.	349,915
219,127	Arrium, Ltd.	164,833
16,000	Berry Plastics Group, Inc.[k]	412,800
1,800	BHP Billiton plc	58,516
5,700	Cabot Corporation	330,543
65,635	Celanese Corporation	4,219,018
35,600	Cliffs Natural Resources, Inc.[g]	535,780
4,850	Compass Minerals International, Inc.	464,339
14,900	Crown Holdings, Inc.[k]	741,424
98,900	Dow Chemical Company	5,089,394
23,200	Eagle Materials, Inc.	2,187,296
15,850	Eastman Chemical Company	1,384,497
17,400	Ence Energia y Celulosa SAk	45,444
13,252	FMC Corporation	943,410
103,800	Graphic Packaging Holding Company[k]	1,214,460
57,830	H.B. Fuller Company	2,781,623
1,300	Holmen AB	46,525
53,160	Materials Select Sector SPDR Fund	2,638,862
2,600	Mondi plc	47,203
27,300	Monsanto Company	3,405,402
32,200	Mosaic Company	1,592,290
36,700	Nippon Light Metal Holdings Company, Ltd.	55,900
4,000	Nippon Paint Company, Ltd.	84,693
68,270	Nucor Corporation	3,362,297
49,000	Oji Holdings Corporation	201,636
25,800	Owens-Illinois, Inc.[k]	893,712
22,900	Packaging Corporation of America	1,637,121
2,700	Rio Tinto plc	145,784
21,324	Silgan Holdings, Inc.	1,083,686
11,186	Silver Wheaton Corporation	293,856
2,000	Smurfit Kappa Group plc	45,776
7,650	Sonoco Products Company	336,064
17,257	Southern Copper Corporation	524,095
60,980	Steel Dynamics, Inc.	1,094,591
7,400	Stora Enso Oyj	71,944
9,000	Sumitomo Metal Mining Company, Ltd.	146,898
43,000	Sumitomo Osaka Cement Company, Ltd.	163,552
40,000	Taiheiyo Cement Corporation	161,282
167,700	Teck Resources, Ltd.[g]	3,828,591
17,000	Toagosei Company, Ltd.	76,543
17,000	Tokuyama Corporation	54,061
65,000	Tosoh Corporation	315,260
12,500	UPM-Kymmene Oyj	213,519
7,000	Voestalpine AG	333,712
32,900	Walter Energy, Inc.[g]	179,305
8,550	Worthington Industries, Inc.	367,992

	Total	45,497,651

Telecommunications Services (0.2%)
86,600	AT&T, Inc.	3,062,176
189,300	Bezeq Israel Telecommunication Corporation, Ltd.	354,292
34,598	BT Group plc	227,345
44,353	Cogent Communications Group, Inc.	1,532,396
11,400	Elisa Oyj	348,728
8,900	Freenet AG	282,640
3,100	KDDI Corporation	189,142
9,400	Nippon Telegraph & Telephone Corporation	585,882
6,336	SBA Communications Corporation[k]	648,173
27,000	Singapore Telecommunications, Ltd.	83,449
217,200	Telecom Italia SPA[k]	274,910
12,950	Telephone & Data Systems, Inc.	338,124
29,200	Telstra Corporation, Ltd.	143,453
15,105	TW Telecom, Inc.[k]	608,883
164,256	Verizon Communications, Inc.	8,037,046
100,272	Vodafone Group plc	335,135
86,250	Vonage Holdings Corporation[k]	323,438

	Total	17,375,212

Utilities (0.3%)
3,300	AGL Energy, Ltd.	48,203
13,700	Atmos Energy Corporation	731,580
8,500	Centrica plc	45,421
32,100	CMS Energy Corporation	999,915
6,250	Edison International, Inc.	363,188
58,100	Electricidade de Portugal SA	291,523
3,700	Electricite de France	116,505
1,200	Endesa SA	46,400
83,400	Enel SPA	485,108
13,300	Fortum Oyj	357,131
4,700	Gas Natural SDG SA	148,488
139,090	NiSource, Inc.	5,471,801
61,380	NorthWestern Corporation	3,203,422
198,800	PG&E Corporation	9,546,376
22,650	Public Service Enterprise Group, Inc.	923,893
500	Red Electrica Corporacion SA	45,706
21,700	Southern Company	984,746
24,381	Southwest Gas Corporation	1,287,073
10,350	Westar Energy, Inc.	395,267
49,250	Wisconsin Energy Corporation	2,310,810

	Total	27,802,556

	Total Common Stock (cost $1,415,007,739)	1,766,616,409

	Preferred Stock (< 0.1%)
Consumer Staples (< 0.1%)
600	Henkel AG & Company KGaA	69,319

	Total	69,319

	Total Preferred Stock (cost $55,210)	69,319

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (0.7%)	Value
53,687,425	Thrivent Cash Management Trust	$53,687,425

	Total Collateral Held for Securities Loaned (cost $53,687,425)	53,687,425

Shares or Principal Amount	Short-Term Investments (19.0%)[l]
	Federal Agricultural Mortgage Corporation
14,000,000	0.070%, 07/25/2014	13,999,347
	Federal Home Loan Bank Discount Notes
70,400,000	0.099%, 07/07/2014[m]	70,399,339
89,000,000	0.081%, 07/09/2014	88,998,987
200,090,000	0.110%, 07/11/2014[m]	200,087,855
17,000,000	0.034%, 07/16/2014	16,999,760
79,432,000	0.045%, 07/18/2014	79,430,297
40,500,000	0.080%, 07/23/2014[m]	40,498,654
100,000,000	0.055%, 07/25/2014	99,996,333
58,650,000	0.096%, 07/30/2014[m]	58,647,298
51,821,000	0.095%, 08/01/2014[m]	51,818,403
113,578,000	0.117%, 08/06/2014[m]	113,571,329
28,000,000	0.058%, 08/08/2014	27,998,279
34,000,000	0.055%, 08/13/2014[m]	33,997,766
30,000,000	0.060%, 08/22/2014	29,997,400
27,000,000	0.045%, 08/26/2014	26,998,110
15,725,000	0.051%, 08/27/2014[m]	15,723,721
25,000,000	0.060%, 08/29/2014	24,997,542
3,000,000	0.065%, 09/03/2014	2,999,653
35,799,000	0.070%, 09/03/2014	35,794,526
73,000,000	0.070%, 09/10/2014[m]	72,989,902
15,000,000	0.076%, 09/12/2014	14,997,688
40,000,000	0.080%, 09/17/2014	39,993,067
30,000,000	0.080%, 09/19/2014[m]	29,994,689
30,000,000	0.076%, 09/24/2014	29,994,617
1,500,000	0.075%, 09/26/2014[m]	1,499,728
	Federal Home Loan Mortgage Corporation Discount Notes
15,000,000	0.055%, 08/25/2014	14,998,740
25,000,000	0.065%, 09/15/2014	24,996,569
	Federal National Mortgage Association Discount Notes
153,000,000	0.051%, 08/27/2014	152,987,705
	Federal National Mortgage Association Discount Notes
200,000	0.100%, 07/23/2014[m]	199,988
69,000,000	0.045%, 08/20/2014	68,995,687
76,000,000	0.070%, 09/17/2014	75,988,473

	Total Short-Term Investments (at amortized cost)	1,560,591,452

	Total Investments (cost $7,935,759,775) 107.0%	$8,763,542,516

	Other Assets and Liabilities, Net (7.0%)	(571,875,966)

	Total Net Assets 100.0%	$8,191,666,550

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $172,254,324 or 2.1% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderate Allocation Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 07/22/2026	6/25/2014	$1,396,500
CoBank ACB, 06/15/2022	10/18/2013	462,220
Edlinc Student Loan Funding Trust, 10/01/2025	2/28/2013	121,124
FNA Trust, 01/10/2018	4/29/2013	620,122
Prudential Covered Trust, 09/30/2015	4/1/2013	686,498

g	All or a portion of the security is on loan.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Security is fair valued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2014, $59,896,390 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments,based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$852,307,941
Gross unrealized depreciation	(29,277,157)

Net unrealized appreciation (depreciation)	$823,030,784

Cost for federal income tax purposes	$7,940,511,732

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Moderate Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	29,024,407	—	29,024,407	—
Capital Goods	10,242,592	—	10,242,592	—
Communications Services	116,261,796	—	116,261,796	—
Consumer Cyclical	62,360,727	—	62,360,727	—
Consumer Non-Cyclical	43,943,650	—	43,943,650	—
Energy	17,349,116	—	17,349,116	—
Financials	26,131,520	—	26,131,520	—
Technology	19,414,490	—	19,414,490	—
Transportation	8,798,184	—	8,798,184	—
Utilities	7,276,102	—	7,276,102	—
Mutual Funds
Equity Mutual Funds	1,908,763,968	1,908,763,968	—	—
Fixed Income Mutual Funds	1,267,088,720	1,267,088,720	—	—
Long-Term Fixed Income
Asset-Backed Securities	89,542,161	—	85,883,696	3,658,465
Basic Materials	18,667,822	—	18,667,822	—
Capital Goods	13,354,193	—	13,354,193	—
Collateralized Mortgage Obligations	50,038,997	—	47,544,247	2,494,750
Commercial Mortgage-Backed Securities	74,410,204	—	74,410,204	—
Communications Services	44,611,347	—	44,611,347	—
Consumer Cyclical	33,627,490	—	33,627,490	—
Consumer Non-Cyclical	47,735,924	—	47,735,924	—
Energy	32,524,335	—	32,524,335	—
Financials	192,264,755	—	191,808,736	456,019
Foreign Government	9,253,926	—	9,253,926	—
Mortgage-Backed Securities	585,077,580	—	585,077,580	—
Technology	16,821,864	—	16,821,864	—
Transportation	11,254,977	—	11,254,977	—
U.S. Government and Agencies	611,143,710	—	611,143,710	—
Utilities	35,593,354	—	35,593,354	—
Common Stock
Consumer Discretionary	257,465,258	249,665,166	7,800,092	—
Consumer Staples	80,614,942	77,154,636	3,460,306	—
Energy	245,551,815	240,541,353	5,010,462	—
Financials	312,203,648	303,632,025	8,571,623	—
Health Care	229,788,847	226,234,510	3,554,337	—
Industrials	192,136,353	184,355,679	7,780,674	—
Information Technology	358,180,127	354,447,878	3,732,249	—
Materials	45,497,651	43,064,570	2,433,081	—
Telecommunications Services	17,375,212	14,550,236	2,824,976	—
Utilities	27,802,556	26,218,071	1,584,485	—
Preferred Stock
Consumer Staples	69,319	—	69,319	—
Collateral Held for Securities Loaned	53,687,425	53,687,425	—	—
Short-Term Investments	1,560,591,452	—	1,560,591,452	—

Total	$8,763,542,516	$4,949,404,237	$3,807,529,045	$6,609,234

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	10,024,377	10,024,377	—	—

Total Asset Derivatives	$10,024,377	$10,024,377	$—	$—

Liability Derivatives
Futures Contracts	10,258,528	5,490,586	4,767,942	—

Total Liability Derivatives	$10,258,528	$5,490,586	$4,767,942	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(295)	September 2014	($64,831,244)	($64,780,156)	$51,088
5-Yr. U.S. Treasury Bond Futures	(3,110)	September 2014	(372,786,371)	(371,523,524)	1,262,847
10-Yr. U.S. Treasury Bond Futures	465	September 2014	57,926,262	58,204,924	278,662
30-Yr. U.S. Treasury Bond Futures	2,430	September 2014	335,366,443	333,365,625	(2,000,818)
Eurex EURO STOXX 50 Futures	8,899	September 2014	397,997,241	393,229,299	(4,767,942)
Mini MSCI EAFE Index Futures	1,353	September 2014	132,471,621	133,196,085	724,464
Russell 2000 Index Mini-Futures	1,312	September 2014	151,578,378	156,167,360	4,588,982
S&P 400 Index Mini-Futures	(807)	September 2014	(112,593,834)	(115,344,510)	(2,750,676)
S&P 500 Index Futures	519	September 2014	250,205,566	253,323,900	3,118,334
Ultra Long Term U.S. Treasury Bond Futures	743	September 2014	112,142,654	111,403,562	(739,092)
Total Futures Contracts					($234,151)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$1,592,597
Total Interest Rate Contracts		1,592,597
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	8,431,780
Total Equity Contracts		8,431,780

Total Asset Derivatives		$10,024,377

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,739,910
Total Interest Rate Contracts		2,739,910
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	7,518,618
Total Equity Contracts		7,518,618

Total Liability Derivatives		$10,258,528

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	64,288,192
Total Equity Contracts		64,288,192
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	23,934,318
Total Interest Rate Contracts		23,934,318

Total		$88,222,510

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderate Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Moderate Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(816,824)
Total Interest Rate Contracts		(816,824)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(20,317,293)
Total Equity Contracts		(20,317,293)

Total		($21,134,117)

The following table presents Moderate Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$796,702,030	10.5%
Interest Rate Contracts	869,755,371	11.5

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Partner Small Cap Growth	$111,969,730	$12,679,772	$—	6,587,309	$110,971,127	$–
Partner Small Cap Value	123,506,706	3,460,213	—	4,493,008	126,417,068	268,222
Small Cap Stock	64,136,532	839,506	—	3,657,193	65,823,250	139,621
Partner Mid Cap Value	114,956,666	16,693,226	—	7,195,521	124,919,997	772,773
Mid Cap Stock	206,628,012	10,426,936	—	12,265,522	227,067,929	686,656
Partner Worldwide Allocation	534,686,884	10,867,977	—	54,413,534	557,406,802	10,867,977
Large Cap Value	413,079,767	5,269,010	—	26,828,993	437,757,949	5,269,010
Large Cap Stock	242,388,982	2,198,416	—	20,701,632	258,399,846	2,198,416
High Yield	196,151,522	5,903,396	105,757	39,822,422	205,830,154	5,902,364
Income	623,763,330	20,032,949	296,118	62,165,958	659,487,566	12,211,890
Limited Maturity Bond	396,082,117	3,373,935	317,269	40,647,390	401,771,000	3,378,932
Cash Management Trust- Collateral Investment	67,924,410	230,962,951	245,199,936	53,687,425	53,687,425	184,633
Total Value and Income Earned	3,095,274,658				3,229,540,113	41,880,494

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Basic Materials (0.3%)
	Alpha Natural Resources, Inc., Term Loan
$ 1,927,858	3.500%, 5/22/2020	$1,861,193
	Arch Coal, Inc., Term Loan
2,658,893	6.250%, 5/16/2018	2,610,714
	Axalta Coating Systems US Holdings, Inc., Term Loan
1,598,850	4.000%, 2/1/2020	1,597,923
	Fortescue Metals Group, Ltd., Term Loan
1,459,124	3.750%, 6/30/2019	1,459,678
	Ineos Group Holdings, Ltd., Term Loan
2,311,661	3.750%, 5/4/2018	2,305,027
	NewPage Corporation, Term Loan
1,050,000	9.500%, 2/11/2021	1,051,312

	Total	10,885,847

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,792,700	3.750%, 10/9/2019	1,782,930
	Berry Plastics Group, Inc., Term Loan
3,426,625	3.500%, 2/8/2020	3,396,299
	Silver II Borrower, Term Loan
885,826	4.000%, 12/13/2019	882,982

	Total	6,062,211

Communications Services (1.6%)
	Atlantic Broadband Penn, LLC, Term Loan
935,133	3.250%, 11/30/2019	931,627
	Cengage Learning Aquisitions, Term Loan
3,915,188	7.000%, 3/31/2020	3,956,806
	Cequel Communications, LLC, Term Loan
1,101,822	3.500%, 2/14/2019	1,101,481
	Charter Communications Operating, LLC, Term Loan
455,400	3.000%, 7/1/2020	448,127
2,227,500	3.000%, 1/3/2021	2,192,239
	Clear Channel Communications, Inc., Term Loan
34,700	3.800%, 1/29/2016	34,454
1,992,484	6.900%, 1/30/2019	1,981,445
640,816	7.650%, 7/30/2019	641,816
	Cumulus Media Holdings, Inc., Term Loan
1,717,573	4.250%, 12/23/2020	1,721,867
	Fairpoint Communications, Term Loan
2,281,125	7.500%, 2/14/2019	2,359,550
	Grande Communications Networks, LLC, Term Loan
1,346,404	4.500%, 5/29/2020	1,341,355
	Hargray Communications Group, Inc., Term Loan
1,915,650	4.750%, 6/26/2019	1,920,439
	Integra Telecom Holdings, Inc., Term Loan
1,347,938	5.250%, 2/22/2019	1,355,014
460,000	9.750%, 2/21/2020	467,668
	Intelsat Jackson Holdings SA, Term Loan
1,255,968	3.750%, 6/30/2019	1,257,011
	Level 3 Communications, Inc., Term Loan
2,540,000	4.000%, 1/15/2020	2,540,533
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
875,000	0.000%, 12/11/2021[b,c]	875,726
	Liberty Cablevision of Puerto Rico, Ltd., Term Loan
1,274,000	6.000%, 6/9/2017	1,274,000
	LTS Buyer, LLC, Term Loan
1,471,267	4.000%, 4/13/2020	1,466,279
72,738	8.000%, 4/12/2021	73,405
	McGraw-Hill Global Education, LLC, Term Loan
1,960,840	5.750%, 3/22/2019	1,992,704
	Mediacom Broadband, LLC, Term Loan
1,021,800	4.000%, 1/20/2020	1,019,675
	NEP Broadcasting, LLC, Term Loan
134,286	9.500%, 7/22/2020	137,979
	NEP/NCP Holdco, Inc., Term Loan
3,406,961	4.250%, 1/22/2020	3,406,110
	NTelos, Inc., Term Loan
674,219	5.750%, 11/9/2019	672,454
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
471,040	5.500%, 7/31/2018	470,451
	Syniverse Holdings, Inc., Term Loan
1,793,615	4.000%, 4/23/2019	1,791,373
	TNS, Inc., Term Loan
1,358,885	5.000%, 2/14/2020	1,363,981
	Univision Communications, Inc., Term Loan
3,008,466	4.000%, 3/1/2020	3,004,374
	Virgin Media Investment Holdings, Ltd., Term Loan
2,825,000	3.500%, 6/7/2020	2,815,282
	Visant Corporation, Term Loan
2,586,507	5.250%, 12/22/2016	2,574,221
	WideOpenWest Finance, LLC, Term Loan
3,006,937	4.750%, 4/1/2019	3,013,974
	XO Communications, LLC, Term Loan
593,513	4.250%, 3/20/2021	596,575
	Yankee Cable Acquisition, LLC, Term Loan
1,785,989	4.500%, 3/1/2020	1,794,366
	Zayo Group, LLC, Term Loan
2,687,121	4.000%, 7/2/2019	2,689,082

	Total	55,283,443

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Consumer Cyclical (0.9%)
	Bally Technologies, Inc., Term Loan
$ 1,379,437	4.250%, 11/25/2020	$1,384,609
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,175,963	4.250%, 2/23/2017	1,182,337
	Ceridian Corporation, Term Loan
1,811,364	4.404%, 8/14/2015	1,813,338
	Chrysler Group, LLC, Term Loan
1,515,471	3.500%, 5/24/2017	1,519,972
	Golden Nugget, Inc., Delayed Draw
264,173	5.500%, 11/21/2019	269,126
	Golden Nugget, Inc., Term Loan
616,402	5.500%, 11/21/2019	627,960
	Hilton Worldwide Finance, LLC, Term Loan
2,090,987	3.500%, 10/26/2020	2,086,637
	J.C. Penney Corporation, Inc., Term Loan
1,994,850	6.000%, 5/22/2018	2,016,694
	Las Vegas Sands, LLC, Term Loan
1,990,000	3.250%, 12/19/2020	1,988,866
	Marina District Finance Company, Inc., Term Loan
1,925,325	6.750%, 8/15/2018	1,946,369
	MGM Resorts International, Term Loan
1,413,475	3.500%, 12/20/2019	1,408,613
	Mohegan Tribal Gaming Authority, Term Loan
3,383,000	5.500%, 11/19/2019	3,435,166
	Rite Aid Corporation, Term Loan
341,556	3.500%, 2/21/2020	340,986
695,000	5.750%, 8/21/2020	709,553
	ROC Finance, LLC, Term Loan
2,511,025	5.000%, 6/20/2019	2,467,082
	Scientific Games International, Inc., Term Loan
3,095,223	4.250%, 10/18/2020	3,059,906
	Seminole Indian Tribe of Florida, Term Loan
789,312	3.000%, 4/29/2020	787,671
	Seven Seas Cruises S de RL, LLC, Term Loan
1,934,877	3.750%, 12/21/2018	1,932,458
	Toys R Us, Inc., Term Loan
1,589,612	5.250%, 5/25/2018	1,284,931

	Total	30,262,274

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
3,503,516	4.750%, 3/21/2019	3,518,827
	Biomet, Inc., Term Loan
462,661	3.661%, 7/25/2017	463,017
	Catalina Marketing Corporation, Term Loan
480,000	4.500%, 4/9/2021	479,798
	CHS/Community Health Systems, Inc., Term Loan
352,901	3.478%, 1/25/2017	353,635
940,599	4.250%, 1/27/2021	945,622
	Del Monte Corporation, Term Loan
285,373	3.500%, 3/9/2020	282,788
	Hologic, Inc., Term Loan
1,247,695	3.250%, 8/1/2019	1,246,135
	JBS USA, LLC, Term Loan
1,508,730	3.750%, 5/25/2018	1,504,958
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,400,000	4.750%, 6/30/2021[b,c]	1,410,682
	Roundy’s Supermarkets, Inc., Term Loan
2,069,364	5.750%, 3/3/2021	2,072,323
	Supervalu, Inc., Term Loan
4,242,573	4.500%, 3/21/2019	4,236,761
	Van Wagner Communications, LLC, Term Loan
1,189,062	6.250%, 8/3/2018	1,201,452

	Total	17,715,998

Energy (0.2%)
	Energy Solutions, LLC, Term Loan
550,000	6.750%, 5/29/2020	555,500
	Fieldwood Energy, LLC, Term Loan
893,252	3.875%, 9/28/2018	895,861
389,261	8.375%, 9/30/2020	401,133
	McJunkin Red Man Corporation, Term Loan
1,076,863	5.000%, 11/8/2019	1,082,247
	Offshore Group Investment, Ltd., Term Loan
1,826,875	5.750%, 3/28/2019	1,814,690
	Pacific Drilling SA, Term Loan
1,267,200	4.500%, 6/3/2018	1,270,761

	Total	6,020,192

Financials (0.2%)
	DJO Finance, LLC, Term Loan
1,949,425	4.250%, 9/15/2017	1,955,526
	GEO Group, Inc., Term Loan
455,400	3.250%, 4/3/2020	455,118
	Harland Clarke Holdings Corporation, Term Loan
2,271,750	7.000%, 5/22/2018	2,307,257
246,875	6.000%, 8/4/2019	251,010
	MoneyGram International, Inc., Term Loan
1,817,000	4.250%, 3/27/2020	1,790,890
	WaveDivision Holdings, LLC, Term Loan
2,477,275	4.000%, 10/12/2019	2,474,922

	Total	9,234,723

Technology (0.2%)
	First Data Corporation Extended, Term Loan
2,090,000	4.154%, 3/23/2018	2,092,613
	First Data Corporation, Term Loan
1,040,000	4.154%, 9/24/2018	1,040,738

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.3%)[a]	Value
Technology (0.2%) - continued
	Freescale Semiconductor, Inc., Term Loan
$ 1,649,187	4.250%, 2/28/2020	$1,647,819
	Infor US, Inc., Term Loan
1,085,975	3.750%, 6/3/2020	1,078,058

	Total	5,859,228

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,915,650	3.750%, 6/27/2019	1,917,508
	Delta Air Lines, Inc., Term Loan
1,557,287	3.500%, 4/20/2017	1,552,182
	United Air Lines, Inc., Term Loan
1,135,625	3.750%, 4/1/2019	1,131,571

	Total	4,601,261

Utilities (0.1%)
	Calpine Corporation, Term Loan
339,733	4.000%, 4/1/2018	340,687
2,048,512	4.000%, 10/9/2019	2,052,773
	Intergen NV, Term Loan
886,050	5.500%, 6/15/2020	891,960
	NGPL PipeCo, LLC, Term Loan
1,743,077	6.750%, 9/15/2017	1,740,898

	Total	5,026,318

	Total Bank Loans (cost $150,626,275)	150,951,495

Shares	Mutual Funds (36.0%)
Equity Mutual Funds (14.1%)
16,163,017	Thrivent Partner Worldwide Allocation Portfolio	165,572,326
1,342,036	Thrivent Partner Small Cap Value Portfolio	37,760,071
1,641,909	Thrivent Small Cap Stock Portfolio	29,551,572
2,622,430	Thrivent Partner Mid Cap Value Portfolio	45,527,488
3,088,876	Thrivent Mid Cap Stock Portfolio	57,183,430
7,807,552	Thrivent Large Cap Value Portfolio	127,392,711
2,334,504	Thrivent Large Cap Stock Portfolio	29,139,515

	Total	492,127,113

Fixed Income Mutual Funds (21.9%)
19,535,460	Thrivent High Yield Portfolio	100,972,934
24,308,179	Thrivent Income Portfolio	257,873,319
41,315,102	Thrivent Limited Maturity Bond Portfolio	408,370,866

	Total	767,217,119

	Total Mutual Funds (cost $1,121,249,007)	1,259,344,232

Principal Amount	Long-Term Fixed Income (36.0%)
Asset-Backed Securities (2.0%)
	Access Group, Inc.
1,630,935	0.652%, 2/25/2036[d,e]	1,621,756
	Ally Auto Receivables Trust 2013-SN1
2,340,000	0.720%, 5/20/2016	2,342,583
	BA Credit Card Trust
1,100,000	0.532%, 6/15/2021[e]	1,100,035
	Barclays Dryrock Issuance Trust
1,000,000	0.512%, 12/16/2019[e]	1,001,061
	Capital One Multi-Asset Execution Trust
1,350,000	0.532%, 1/18/2022[e]	1,351,400
	Chase Issuance Trust
1,475,000	1.150%, 1/15/2019	1,479,323
	Chesapeake Funding, LLC
2,300,000	0.601%, 1/7/2025[d,e]	2,302,997
	Citibank Credit Card Issuance Trust
2,000,000	0.025%, 2/22/2019	1,998,984
	Countrywide Asset-Backed Certificates
1,921,449	5.530%, 4/25/2047	1,849,938
	DT Auto Owner Trust
226,371	0.750%, 5/16/2016[d]	226,439
	Edlinc Student Loan Funding Trust
1,307,261	3.190%, 10/1/2025[e,f]	1,323,602
	FirstEnergy Ohio PIRB Special Purpose Trust
1,765,970	0.679%, 1/15/2019	1,766,186
	FNA Trust
863,778	1.980%, 1/10/2018[f]	866,369
	Ford Credit Auto Owner Trust
810,000	2.260%, 11/15/2025[d]	817,262
	GE Dealer Floorplan Master Note Trust
2,340,000	0.553%, 4/20/2018[e]	2,346,718
	GE Equipment Transportation, LLC
1,950,000	0.690%, 11/25/2016	1,953,529
	Golden Credit Card Trust
1,620,000	0.402%, 2/15/2018[d,e]	1,620,535
1,000,000	0.582%, 9/15/2018[d,e]	1,003,573
	GreatAmerica Leasing Receivables
2,500,000	0.610%, 5/15/2016[d]	2,500,578
	Hertz Fleet Lease Funding, LP
2,200,000	0.704%, 12/10/2027[d,e]	2,204,730
	HLSS Servicer Advance Receivables Backed Notes
2,175,000	1.287%, 9/15/2044[d]	2,176,088
	Hyundai Auto Receivables Trust
2,340,000	0.710%, 9/15/2017	2,346,573
	Hyundai Floorplan Master Owner Trust
2,632,500	0.502%, 5/15/2018[d,e]	2,637,144
	Master Credit Card Trust
1,587,300	0.780%, 4/21/2017[d]	1,590,386
	Morgan Stanley Capital, Inc.
2,029,587	0.302%, 2/25/2037[e]	1,208,329
	Motor plc
2,054,000	0.652%, 2/15/2021[d]	2,055,859
	Nissan Master Owner Trust Receivables
2,700,000	0.452%, 2/15/2018[e]	2,701,336
	Penarth Master Issuer plc
2,200,000	0.544%, 11/18/2017[d,e]	2,203,982

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Asset-Backed Securities (2.0%) - continued
	Renaissance Home Equity Loan Trust
$ 5,500,000	6.011%, 5/25/2036	$4,034,475
2,490,200	5.580%, 11/25/2036	1,603,256
	SLM Student Loan Trust
3,312,619	0.752%, 8/15/2022[d,e]	3,318,767
1,956,665	0.629%, 4/25/2023[d,e]	1,959,827
1,350,000	1.202%, 5/17/2027[d,e]	1,362,432
	U.S. Small Business Administration
430,000	3.191%, 3/10/2024	445,298
	Vericrest Opportunity Loan Transferee
2,175,000	3.125%, 4/27/2054[d]	2,186,093
	Volvo Financial Equipment, LLC
1,950,000	0.740%, 3/15/2017[d]	1,953,693
	World Financial Network Credit Card Master Trust
1,950,000	0.910%, 3/16/2020	1,954,075
	World Omni Automobile Lease Securitization Trust
2,100,000	1.400%, 2/15/2019	2,123,165
	World Omni Master Owner Trust
1,620,000	0.502%, 2/15/2018[d,e]	1,621,869

	Total	71,160,245

Basic Materials (0.5%)
	Anglo American Capital plc
550,000	1.176%, 4/15/2016[d,e]	551,747
	First Quantum Minerals, Ltd.
847,000	6.750%, 2/15/2020[d]	872,410
847,000	7.000%, 2/15/2021[d]	871,351
	FMG Resources Pty. Ltd.
2,912,019	6.875%, 2/1/2018[d,g]	3,057,620
	Freeport-McMoRan Copper & Gold, Inc.
1,759,000	2.375%, 3/15/2018	1,785,221
	Glencore Funding, LLC
625,000	1.700%, 5/27/2016[d]	630,689
762,000	3.125%, 4/29/2019[d]	777,088
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,500,000	8.875%, 2/1/2018	1,560,000
	Ineos Finance plc
1,500,000	7.500%, 5/1/2020[d]	1,633,125
	International Paper Company
358,000	5.300%, 4/1/2015	370,806
	LyondellBasell Industries NV
1,020,000	6.000%, 11/15/2021	1,219,670
	Monsanto Company
505,000	1.150%, 6/30/2017	505,156
	Mosaic Company
1,095,000	5.450%, 11/15/2033	1,226,987
	Rio Tinto Finance USA plc
300,000	1.375%, 6/17/2016	303,242
	Sappi Papier Holding GmbH
845,000	6.625%, 4/15/2021[d]	891,475
	Vale Overseas, Ltd.
938,000	6.250%, 1/23/2017	1,049,622
	Yamana Gold, Inc.
890,000	4.950%, 7/15/2024[d]	895,852

	Total	18,202,061

Capital Goods (0.4%)
	BAE Systems plc
620,000	3.500%, 10/11/2016[d]	645,293
	Caterpillar, Inc.
508,000	3.400%, 5/15/2024	513,784
	CNH Capital, LLC
1,500,000	3.625%, 4/15/2018	1,531,875
	Eaton Corporation
508,000	4.000%, 11/2/2032	508,324
	Harsco Corporation
978,000	2.700%, 10/15/2015	986,557
	Ingersoll-Rand Global Holding Company, Ltd.
992,000	6.875%, 8/15/2018	1,181,870
	L-3 Communications Corporation
992,000	1.500%, 5/28/2017	993,357
	Martin Marietta Materials, Inc.
1,100,000	1.331%, 6/30/2017[c,d,e]	1,099,355
	Reynolds Group Issuer, Inc.
1,412,019	5.750%, 10/15/2020	1,489,680
	Roper Industries, Inc.
1,016,000	2.050%, 10/1/2018	1,017,648
	RSC Equipment Rental, Inc.
1,500,000	8.250%, 2/1/2021	1,668,750
	Textron, Inc.
680,000	5.600%, 12/1/2017	764,574

	Total	12,401,067

Collateralized Mortgage Obligations (1.1%)
	Alternative Loan Trust
2,105,685	6.000%, 6/25/2036	1,877,405
	Apidos CLO XVIII
825,000	1.643%, 7/22/2026[c,e,f]	821,906
	Citigroup Mortgage Loan Trust, Inc.
667,483	5.500%, 11/25/2035	610,186
	CitiMortgage Alternative Loan Trust
2,286,049	5.750%, 4/25/2037	1,976,906
	Countrywide Alternative Loan Trust
3,229,492	5.265%, 10/25/2035	2,700,695
1,287,691	6.500%, 8/25/2036	944,516
428,036	6.000%, 1/25/2037	379,265
4,414,702	5.500%, 5/25/2037	3,711,829
2,457,168	7.000%, 10/25/2037	1,756,060
	Countrywide Home Loans, Inc.
857,250	5.750%, 4/25/2037	772,596
	Deutsche Alt-A Securities Mortgage Loan Trust
657,547	6.000%, 10/25/2021	587,627
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
273,765	5.500%, 10/25/2021	268,670
	Federal Home Loan Mortgage Corporation
10,063,400	3.000%, 4/15/2028[h]	1,201,308
6,513,017	3.000%, 2/15/2033[h]	985,647

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Collateralized Mortgage Obligations (1.1%) - continued
	Federal National Mortgage Association
$ 14,023,135	3.500%, 1/25/2033[h]	$2,303,370
	Greenpoint Mortgage Funding Trust
1,432,521	0.352%, 10/25/2045[e]	1,125,778
	HomeBanc Mortgage Trust
1,232,713	2.240%, 4/25/2037	917,613
	J.P. Morgan Mortgage Trust
198,873	2.607%, 10/25/2036	167,636
3,505,156	0.532%, 1/25/2037[e]	2,340,200
3,599,371	6.250%, 8/25/2037	2,582,952
	MASTR Alternative Loans Trust
474,407	6.500%, 7/25/2034	486,474
2,368,564	0.602%, 12/25/2035[e]	1,342,902
	Merrill Lynch Alternative Note Asset Trust
506,898	6.000%, 3/25/2037	475,582
	Neuberger Berman CLO, Ltd.
700,000	1.701%, 8/4/2025[c,e,i]	700,000
	Residential Accredit Loans, Inc.
944,778	5.750%, 9/25/2035	856,176
	Residential Asset Securitization Trust
3,132,694	0.532%, 8/25/2037[e]	1,292,211
	Sequoia Mortgage Trust
99,772	2.740%, 9/20/2046	4,178
3,562,760	2.740%, 9/20/2046	3,045,291
	WaMu Mortgage Pass Through Certificates
502,201	2.344%, 9/25/2036	450,658
477,340	2.383%, 10/25/2036	416,422
1,552,074	2.049%, 11/25/2036	1,364,043

	Total	38,466,102

Commercial Mortgage-Backed Securities (1.5%)
	Banc of America Commercial Mortgage, Inc.
4,600,000	5.781%, 4/10/2049	5,054,857
6,000,000	5.775%, 6/10/2049	6,603,612
	Bear Stearns Commercial Mortgage Securities, Inc.
1,926,295	5.331%, 2/11/2044	2,078,956
	Citigroup/Deutsche Bank Commercial Mortgage
1,700,000	5.322%, 12/11/2049	1,849,501
	Commercial Mortgage Pass- Through Certificates
2,340,000	1.201%, 6/8/2030[d,e]	2,347,811
	Credit Suisse First Boston Mortgage Securities
4,600,000	5.542%, 1/15/2049	5,035,491
	Credit Suisse Mortgage Capital Certificates
5,800,000	5.509%, 9/15/2039	6,238,735
	Federal Home Loan Mortgage Corporation Multi Family Structured Pass Thru Certificates
2,513,840	0.727%, 12/25/2016	2,502,422
	Federal National Mortgage Association
1,674,449	0.478%, 9/25/2015	1,676,047
1,700,000	1.272%, 1/25/2017	1,715,693
	Government National Mortgage Association
46,792	2.164%, 3/16/2033	47,020
21,449	3.214%, 1/16/2040	21,738
	Greenwich Capital Commercial Funding Corporation
3,100,000	5.867%, 12/10/2049	3,425,844
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
614,165	0.852%, 4/15/2028[d,e]	613,482
1,450,000	1.102%, 12/15/2028[d,e]	1,450,277
2,300,000	5.892%, 2/12/2049	2,504,571
	LSTAR Commercial Mortgage Trust
1,950,599	1.519%, 1/20/2041[d]	1,952,257
	Morgan Stanley Capital, Inc.
1,750,000	5.406%, 3/15/2044	1,906,649
	SCG Trust
700,000	1.552%, 11/15/2026[d,e]	702,884
	Wachovia Bank Commercial Mortgage Trust
3,450,000	5.603%, 10/15/2048	3,725,231

	Total	51,453,078

Communications Services (1.1%)
	AMC Networks, Inc.
1,500,000	4.750%, 12/15/2022	1,500,000
	America Movil SAB de CV
750,000	1.230%, 9/12/2016[e]	758,988
889,000	5.000%, 10/16/2019	999,467
	American Tower Corporation
1,364,000	7.000%, 10/15/2017	1,587,362
	AT&T, Inc.
415,000	1.137%, 11/27/2018[e]	423,083
963,000	3.875%, 8/15/2021	1,024,491
	British Telecommunications plc
635,000	1.625%, 6/28/2016	643,747
280,000	1.250%, 2/14/2017	280,252
	CBS Corporation
806,000	8.875%, 5/15/2019	1,044,899
	CC Holdings GS V, LLC
653,000	2.381%, 12/15/2017	664,983
	CCO Holdings, LLC
1,500,000	7.375%, 6/1/2020	1,635,000
	CenturyLink, Inc.
1,150,000	6.450%, 6/15/2021	1,247,750
	Comcast Corporation
418,000	4.650%, 7/15/2042	433,378
792,000	4.750%, 3/1/2044	837,664
	Cox Communications, Inc.
852,000	9.375%, 1/15/2019[d]	1,103,417
	Crown Castle Towers, LLC
480,000	4.174%, 8/15/2017[d]	509,660
	DIRECTV Holdings, LLC
792,000	1.750%, 1/15/2018	793,090
600,000	5.875%, 10/1/2019	697,865
381,000	4.450%, 4/1/2024	403,984

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Communications Services (1.1%) - continued
	Hughes Satellite Systems Corporation
$ 1,500,000	6.500%, 6/15/2019	$1,672,500
	Intelsat Jackson Holdings SA
1,500,000	7.250%, 4/1/2019	1,595,625
	Level 3 Financing, Inc.
1,500,000	8.625%, 7/15/2020	1,680,000
	NBC Universal Enterprise, Inc.
1,170,000	0.912%, 4/15/2018[d,e]	1,183,021
	Nippon Telegraph & Telephone Corporation
504,000	1.400%, 7/18/2017	506,978
	Numericable Group SA
875,000	6.000%, 5/15/2022[d]	910,000
	SBA Tower Trust
505,000	5.101%, 4/17/2017[d]	540,758
	SES Global Americas Holdings GP
620,000	2.500%, 3/25/2019[d]	624,416
	Sprint Communications, Inc.
1,412,019	9.000%, 11/15/2018[d]	1,712,073
	Telefonica Emisiones SAU
858,000	3.992%, 2/16/2016	898,324
858,000	3.192%, 4/27/2018	896,674
	Time Warner Cable, Inc.
660,000	5.000%, 2/1/2020	739,602
1,056,000	6.550%, 5/1/2037	1,313,971
	Unitymedia Hessen GmbH & Company KG
875,000	5.500%, 1/15/2023[d]	905,625
	Univision Communications, Inc.
1,500,000	6.875%, 5/15/2019[d]	1,601,250
	UPCB Finance V, Ltd.
1,500,000	7.250%, 11/15/2021[d]	1,650,000
	Verizon Communications, Inc.
150,000	1.350%, 6/9/2017	149,950
398,000	1.100%, 11/1/2017	394,366
564,000	1.981%, 9/14/2018[e]	595,052
282,000	3.650%, 9/14/2018	301,594
590,000	1.002%, 6/17/2019[e]	597,163
996,000	6.400%, 9/15/2033	1,220,038
508,000	5.050%, 3/15/2034	542,171
282,000	6.550%, 9/15/2043	354,880
	Viacom, Inc.
508,000	2.500%, 9/1/2018	519,225

	Total	39,694,336

Consumer Cyclical (0.9%)
	American Honda Finance Corporation
1,560,000	0.602%, 5/26/2016[d,e]	1,566,722
	Chrysler Group, LLC
1,430,000	8.000%, 6/15/2019	1,553,337
	Cinemark USA, Inc.
1,500,000	4.875%, 6/1/2023	1,496,250
	Daimler Finance North America, LLC
1,200,000	1.085%, 8/1/2018[d,e]	1,212,529
	Delphi Corporation
858,000	6.125%, 5/15/2021	958,901
	Ford Motor Company
515,000	7.450%, 7/16/2031	688,518
	Ford Motor Credit Company, LLC
884,000	12.000%, 5/15/2015	971,189
1,170,000	1.474%, 5/9/2016[e]	1,187,245
875,000	2.375%, 1/16/2018	893,821
680,000	5.000%, 5/15/2018	756,467
	Gap, Inc.
725,000	5.950%, 4/12/2021	839,031
	General Motors Company
423,000	3.500%, 10/2/2018[d]	432,518
992,000	6.250%, 10/2/2043[d]	1,138,320
	General Motors Financial Company, Inc.
1,500,000	3.250%, 5/15/2018	1,522,500
	Home Depot, Inc.
633,000	4.875%, 2/15/2044	689,786
	Hyundai Capital America
1,233,000	1.450%, 2/6/2017[d]	1,237,645
	Jaguar Land Rover Automotive plc
1,500,000	5.625%, 2/1/2023[d]	1,593,750
	KB Home
729,000	4.750%, 5/15/2019	734,468
	L Brands, Inc.
1,500,000	5.625%, 2/15/2022	1,623,750
	Lennar Corporation
1,500,000	4.125%, 12/1/2018[g]	1,531,875
	Macy’s Retail Holdings, Inc.
375,000	4.375%, 9/1/2023	397,395
992,000	3.625%, 6/1/2024	986,978
	Nissan Motor Acceptance Corporation
890,000	0.777%, 3/3/2017[d,e]	892,593
	Toll Brothers Finance Corporation
580,000	8.910%, 10/15/2017	696,000
462,000	4.000%, 12/31/2018	475,860
	Toyota Motor Credit Corporation
950,000	0.425%, 5/16/2017[e]	950,255
325,000	1.750%, 5/22/2017	331,248
	TRW Automotive, Inc.
669,000	7.250%, 3/15/2017[d]	760,987
	Walgreen Company
862,000	5.250%, 1/15/2019	978,107
	Western Union Company
636,000	2.375%, 12/10/2015	648,787
	WMG Acquisition Corporation
690,000	6.750%, 4/15/2022[d]	690,000
	Wynn Las Vegas, LLC
1,500,000	5.375%, 3/15/2022[g]	1,561,875

	Total	31,998,707

Consumer Non-Cyclical (1.1%)
	AbbVie, Inc.
741,000	2.000%, 11/6/2018	740,083
	Altria Group, Inc.
599,000	9.700%, 11/10/2018	784,889
895,000	4.000%, 1/31/2024	919,639
	Amgen, Inc.
580,000	0.828%, 5/22/2019[e]	581,386
	Anheuser-Busch InBev Finance, Inc.
501,000	0.623%, 2/1/2019[e]	501,228
	Anheuser-Busch InBev Worldwide, Inc.
1,015,000	7.750%, 1/15/2019	1,253,966

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Consumer Non-Cyclical (1.1%) - continued
	Boston Scientific Corporation
$ 635,000	2.650%, 10/1/2018	$649,119
	Bunge Limited Finance Corporation
762,000	8.500%, 6/15/2019	957,547
	CareFusion Corporation
496,000	1.450%, 5/15/2017	495,629
744,000	6.375%, 8/1/2019	871,060
	Celgene Corporation
1,005,000	1.900%, 8/15/2017	1,019,663
282,000	2.300%, 8/15/2018	286,562
	CHS/Community Health Systems, Inc.
1,500,000	7.125%, 7/15/2020	1,623,750
	ConAgra Foods, Inc.
870,000	1.900%, 1/25/2018	872,098
	Coventry Health Care, Inc.
852,000	5.950%, 3/15/2017	957,933
	CVS Caremark Corporation
84,000	1.200%, 12/5/2016	84,513
508,000	6.125%, 9/15/2039	632,549
	Endo Finance LLC & Endo Finco, Inc.
1,500,000	7.000%, 7/15/2019[d]	1,603,125
	Express Scripts Holding Company
508,000	2.650%, 2/15/2017	527,763
330,000	1.250%, 6/2/2017	329,420
100,000	2.250%, 6/15/2019	99,582
	Forest Laboratories, Inc.
1,000,000	4.375%, 2/1/2019[d]	1,078,810
	Fresenius Medical Care US Finance II, Inc.
1,500,000	5.875%, 1/31/2022[d]	1,657,500
	Hawk Acquisition Sub, Inc.
1,502,019	4.250%, 10/15/2020	1,511,407
	IMS Health, Inc.
859,000	6.000%, 11/1/2020[d]	901,950
	Kroger Company
410,000	0.756%, 10/17/2016[e]	410,936
572,000	1.200%, 10/17/2016	573,878
	Lorillard Tobacco Company
604,000	2.300%, 8/21/2017[g]	616,464
635,000	8.125%, 6/23/2019	791,689
	Mattel, Inc.
590,000	1.700%, 3/15/2018	587,478
	McKesson Corporation
325,000	1.292%, 3/10/2017	325,859
	Medco Health Solutions, Inc.
1,110,000	7.125%, 3/15/2018	1,311,155
	Mondelez International, Inc.
418,000	0.745%, 2/1/2019[e]	417,063
	Monsanto Company
500,000	2.125%, 7/15/2019	501,235
	Mylan, Inc.
508,000	2.600%, 6/24/2018	515,995
626,000	7.875%, 7/15/2020[d]	692,894
	Pernod Ricard SA
600,000	2.950%, 1/15/2017[d]	623,957
508,000	5.750%, 4/7/2021[d]	583,971
	Perrigo Company, Ltd.
1,421,000	1.300%, 11/8/2016[d]	1,418,884
603,000	2.300%, 11/8/2018[d]	602,752
	Roche Holdings, Inc.
290,000	7.000%, 3/1/2039[d]	412,255
	SABMiller Holdings, Inc.
930,000	2.450%, 1/15/2017[d]	958,359
	Safeway, Inc.
290,000	3.400%, 12/1/2016	305,173
	Spectrum Brands Escrow Corporation
1,500,000	6.375%, 11/15/2020	1,612,500
	Thermo Fisher Scientific, Inc.
762,000	1.300%, 2/1/2017	763,123
762,000	2.400%, 2/1/2019	769,754
	Valeant Pharmaceuticals International
1,410,000	6.875%, 12/1/2014[d]	1,475,212
	WM Wrigley Jr. Company
965,000	1.400%, 10/21/2016[d]	971,684
705,000	2.000%, 10/20/2017[d]	715,345

	Total	38,898,786

Energy (0.8%)
	BP Capital Markets plc
596,000	1.375%, 11/6/2017	596,840
	Buckeye Partners, LP
846,000	2.650%, 11/15/2018	860,108
	Canadian Natural Resources, Ltd.
415,000	0.609%, 3/30/2016[e]	415,899
	CNOOC Nexen Finance 2014 ULC
762,000	1.625%, 4/30/2017	763,956
	CNPC General Capital, Ltd.
496,000	1.450%, 4/16/2016[d]	496,689
496,000	2.750%, 4/19/2017[d]	508,875
	Concho Resources, Inc.
1,412,019	5.500%, 10/1/2022	1,519,685
	Continental Resources, Inc.
992,000	5.000%, 9/15/2022	1,078,800
	Devon Energy Corporation
1,144,000	1.200%, 12/15/2016	1,147,467
	Ecopetrol SA
496,000	5.875%, 5/28/2045	513,003
	Enbridge, Inc.
896,000	0.678%, 6/2/2017[e]	897,804
	EQT Corporation
500,000	5.150%, 3/1/2018	545,554
754,000	8.125%, 6/1/2019	943,410
	Hess Corporation
1,005,000	8.125%, 2/15/2019	1,264,254
	Linn Energy, LLC
1,412,019	6.250%, 11/1/2019[d]	1,479,090
	Lukoil International Finance BV
725,000	3.416%, 4/24/2018[d]	719,563
	MEG Energy Corporation
1,500,000	6.500%, 3/15/2021[d]	1,590,000
	Murphy Oil Corporation
403,000	2.500%, 12/1/2017	412,471
	Oasis Petroleum, Inc.
1,500,000	6.875%, 1/15/2023	1,635,000
	Offshore Group Investment, Ltd.
1,500,000	7.500%, 11/1/2019[g]	1,586,250
	Petrobras Global Finance BV
1,200,000	2.000%, 5/20/2016	1,201,733
505,000	3.112%, 3/17/2020[e,g]	518,862

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Energy (0.8%) - continued
	Petroleos Mexicanos
$ 426,000	3.500%, 7/18/2018	$447,726
	Pioneer Natural Resources Company
255,000	5.875%, 7/15/2016	279,040
	Range Resources Corporation
1,500,000	5.000%, 8/15/2022	1,590,000
	Sinopec Capital 2013, Ltd.
870,000	1.250%, 4/24/2016[d]	870,296
	Suncor Energy, Inc.
576,000	6.100%, 6/1/2018	668,485
	Total Capital International SA
410,000	0.580%, 6/19/2019[e]	409,997
	Transocean, Inc.
1,029,000	6.000%, 3/15/2018	1,162,285
	Weatherford International, Ltd.
744,000	9.625%, 3/1/2019	976,348
	Williams Companies, Inc.
496,000	3.700%, 1/15/2023	477,121

	Total	27,576,611

Financials (4.1%)
	Abbey National Treasury Services plc
564,000	3.050%, 8/23/2018	590,634
	ABN AMRO Bank NV
958,000	2.500%, 10/30/2018[d]	972,054
	Achmea Hypotheekbank NV
220,000	3.200%, 11/3/2014[d]	222,096
	American Express Credit Corporation
325,000	2.375%, 3/24/2017	335,989
590,000	0.781%, 3/18/2019[e]	593,274
	American International Group, Inc.
705,000	3.800%, 3/22/2017	753,369
1,240,000	8.250%, 8/15/2018	1,540,587
	ANZ National International, Ltd. of London
635,000	3.125%, 8/10/2015[d]	653,228
	ANZ New Zealand International, Ltd.
924,000	1.400%, 4/27/2017[d]	925,761
	Australia and New Zealand Banking Group, Ltd.
780,000	0.490%, 6/13/2017[d,e]	779,538
	Aviation Capital Group Corporation
564,000	3.875%, 9/27/2016[d]	583,740
	Banco Santander Chile
710,000	1.127%, 4/11/2017[d,e]	709,999
	Bank Nederlandse Gemeenten NV
384,000	1.375%, 3/19/2018[d]	384,287
	Bank of America Corporation
1,041,000	7.750%, 8/15/2015	1,118,712
680,000	5.750%, 8/15/2016	741,931
1,016,000	5.700%, 5/2/2017	1,127,475
1,490,000	5.750%, 12/1/2017	1,680,601
1,544,000	1.300%, 3/22/2018[e]	1,563,879
1,484,000	5.650%, 5/1/2018	1,682,169
500,000	1.103%, 4/1/2019[e]	503,242
508,000	4.000%, 4/1/2024	518,430
552,000	5.875%, 2/7/2042	655,550
	Bank of Montreal
800,000	0.829%, 4/9/2018[e]	805,359
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
1,320,000	0.640%, 3/10/2017[d,e]	1,319,663
	Banque Federative du Credit Mutuel SA
858,000	1.078%, 1/20/2017[d,e]	865,356
	Barclays Bank plc
770,000	10.179%, 6/12/2021[d]	1,065,072
	BBVA Banco Continental SA
930,000	2.250%, 7/29/2016[d]	936,975
	BBVA US Senior SAU
1,136,000	4.664%, 10/9/2015	1,187,703
	Berkshire Hathaway Finance Corporation
660,000	1.600%, 5/15/2017	670,380
1,170,000	1.300%, 5/15/2018	1,159,936
	BioMed Realty, LP
762,000	2.625%, 5/1/2019	766,581
	BNP Paribas SA
672,000	1.250%, 12/12/2016	672,857
1,031,000	2.375%, 9/14/2017	1,055,745
	BPCE SA
500,000	1.073%, 2/10/2017[e,g]	504,246
1,056,000	1.625%, 2/10/2017	1,063,772
	Canadian Imperial Bank of Commerce
220,000	2.600%, 7/2/2015[d]	225,016
	Capital One Bank USA NA
505,000	1.200%, 2/13/2017	504,978
	Capital One Financial Corporation
780,000	0.680%, 3/22/2016[e]	781,813
1,149,000	6.150%, 9/1/2016	1,271,558
635,000	2.450%, 4/24/2019	640,956
	Citigroup, Inc.
2,728,000	5.500%, 2/15/2017	3,000,153
500,000	0.770%, 3/10/2017[e]	500,271
571,000	6.000%, 8/15/2017	646,299
415,000	1.000%, 4/8/2019[e]	415,579
1,005,000	8.500%, 5/22/2019	1,284,582
690,000	4.050%, 7/30/2022	706,902
	CoBank ACB
395,000	0.831%, 6/15/2022[e,f]	363,894
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
650,000	3.950%, 11/9/2022	660,808
	Credit Agricole SA
1,000,000	1.625%, 4/15/2016[d]	1,013,269
485,000	1.027%, 4/15/2019[d,e]	488,697
	Credit Suisse AG
652,000	5.400%, 1/14/2020	732,654
	CyrusOne, LP
1,500,000	6.375%, 11/15/2022	1,616,250
	DDR Corporation
992,000	9.625%, 3/15/2016	1,135,063
	Deutsche Bank AG
1,000,000	1.350%, 5/30/2017	999,668
	Discover Bank
635,000	8.700%, 11/18/2019	807,054
	Discover Financial Services
526,000	6.450%, 6/12/2017	598,338

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (4.1%) - continued
	DnB Boligkreditt AS
$ 1,024,000	1.450%, 3/21/2018[d]	$1,019,163
	Eksportfinans ASA
330,000	3.000%, 11/17/2014	332,013
465,000	5.500%, 5/25/2016	495,225
	Fifth Third Bancorp
755,000	5.450%, 1/15/2017	827,639
	General Electric Capital Corporation
1,116,000	0.504%, 5/15/2017[e]	1,116,934
2,265,000	6.000%, 8/7/2019	2,683,001
1,170,000	1.231%, 3/15/2023[e]	1,172,914
1,080,000	6.750%, 3/15/2032	1,424,692
	Genworth Financial, Inc.
1,056,000	7.700%, 6/15/2020	1,301,403
	Goldman Sachs Group, Inc.
750,000	2.375%, 1/22/2018	761,652
1,170,000	1.425%, 4/30/2018[e]	1,188,891
430,000	1.324%, 11/15/2018[e]	435,873
740,000	7.500%, 2/15/2019	903,063
950,000	5.375%, 3/15/2020	1,076,138
1,010,000	5.250%, 7/27/2021	1,134,162
	Hartford Financial Services Group, Inc.
715,000	4.000%, 10/15/2017	771,531
700,000	5.125%, 4/15/2022	795,979
	HBOS plc
744,000	6.750%, 5/21/2018[d]	857,110
	HCP, Inc.
284,000	6.000%, 1/30/2017	317,920
250,000	6.700%, 1/30/2018	291,504
	Health Care REIT, Inc.
930,000	4.700%, 9/15/2017	1,017,349
268,000	2.250%, 3/15/2018	272,108
	HSBC Bank plc
1,065,000	0.864%, 5/15/2018[d,e]	1,074,800
	HSBC Finance Corporation
1,246,000	6.676%, 1/15/2021	1,490,093
	HSBC Holdings plc
606,000	5.250%, 3/14/2044	648,905
	HSBC USA, Inc.
705,000	1.625%, 1/16/2018	706,578
	Huntington Bancshares, Inc.
282,000	2.600%, 8/2/2018	286,781
	Huntington National Bank
757,000	1.350%, 8/2/2016	762,317
	Icahn Enterprises, LP
1,100,000	6.000%, 8/1/2020	1,178,375
	ING Bank NV
762,000	4.125%, 11/21/2023	783,908
	ING Capital Funding Trust III
825,000	3.834%, 12/29/2049[e,j]	825,000
	International Lease Finance Corporation
1,093,000	2.181%, 6/15/2016[e]	1,099,831
	Intesa Sanpaolo SPA
762,000	3.125%, 1/15/2016	783,263
381,000	3.875%, 1/16/2018	401,550
705,000	3.875%, 1/15/2019	739,350
	J.P. Morgan Chase & Company
690,000	1.125%, 2/26/2016	693,246
930,000	3.450%, 3/1/2016	970,474
660,000	0.744%, 2/15/2017[e]	662,401
1,437,000	2.000%, 8/15/2017	1,461,361
475,000	1.800%, 1/25/2018	477,296
1,240,000	6.300%, 4/23/2019	1,466,078
310,000	3.200%, 1/25/2023	307,791
	KeyBank NA
1,176,000	7.413%, 5/6/2015	1,242,606
	Kookmin Bank
828,000	1.103%, 1/27/2017[d,e]	832,518
	Liberty Mutual Group, Inc.
252,000	4.950%, 5/1/2022[d]	275,627
300,000	6.500%, 5/1/2042[d]	376,230
	Liberty Property, LP
815,000	5.500%, 12/15/2016	889,818
	Lloyds Banking Group plc
744,000	5.920%, 9/29/2049[d,j]	751,440
	Macquarie Bank, Ltd.
750,000	5.000%, 2/22/2017[d]	817,350
740,000	1.021%, 3/24/2017[d,e]	742,381
	Manufacturers and Traders Trust Company
420,000	0.600%, 1/30/2017[e]	420,379
	MasterCard, Inc.
395,000	2.000%, 4/1/2019	396,608
	Merrill Lynch & Company, Inc.
1,962,000	6.050%, 5/16/2016	2,134,003
705,000	6.400%, 8/28/2017	805,307
	Metropolitan Life Global Funding I
495,000	0.365%, 6/23/2016[c,d,e]	494,805
675,000	0.607%, 4/10/2017[d,e]	676,483
762,000	1.300%, 4/10/2017[d]	763,756
	Mizuho Bank, Ltd.
485,000	0.659%, 4/16/2017[d,e]	485,401
	Mizuho Corporate Bank, Ltd.
762,000	1.850%, 3/21/2018[d]	765,008
	Morgan Stanley
381,000	1.750%, 2/25/2016	386,411
1,075,000	4.750%, 3/22/2017	1,170,394
680,000	6.250%, 8/28/2017	774,984
992,000	6.625%, 4/1/2018	1,159,621
780,000	1.509%, 4/25/2018[e]	795,466
660,000	4.875%, 11/1/2022	708,456
889,000	4.100%, 5/22/2023	901,813
	Murray Street Investment Trust I
1,880,000	4.647%, 3/9/2017	2,031,870
	National City Corporation
1,096,000	6.875%, 5/15/2019	1,308,977
	Nomura Holdings, Inc.
1,170,000	1.680%, 9/13/2016[e]	1,189,397
762,000	2.000%, 9/13/2016	774,436
635,000	2.750%, 3/19/2019	645,984
	Nordea Eiendomskreditt AS
768,000	2.125%, 9/22/2016[d]	789,398
	PNC Bank NA
1,621,000	1.150%, 11/1/2016	1,629,379
	Prologis, LP
950,000	7.375%, 10/30/2019	1,174,300
	Prudential Covered Trust
936,000	2.997%, 9/30/2015[f]	958,764
	Realty Income Corporation
265,000	2.000%, 1/31/2018	266,253
	Regions Bank
1,345,000	7.500%, 5/15/2018	1,600,835

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Financials (4.1%) - continued
	Reinsurance Group of America, Inc.
$ 400,000	5.625%, 3/15/2017	$436,790
792,000	5.000%, 6/1/2021	873,434
	Reliance Standard Life Global Funding II
395,000	2.500%, 4/24/2019[d]	396,247
	Royal Bank of Canada
1,280,000	1.125%, 7/22/2016	1,290,180
889,000	2.200%, 7/27/2018	907,822
	Royal Bank of Scotland Group plc
1,389,000	1.174%, 3/31/2017[e]	1,395,753
1,488,000	5.125%, 5/28/2024	1,510,914
	Santander US Debt SAU
1,000,000	3.724%, 1/20/2015[d]	1,014,798
110,000	3.781%, 10/7/2015[d]	113,622
	Simon Property Group, LP
580,000	10.350%, 4/1/2019	785,818
	Skandinaviska Enskilda Banken AB
615,000	2.375%, 3/25/2019[d]	620,350
	SLM Corporation
465,000	3.875%, 9/10/2015	474,300
428,000	6.250%, 1/25/2016	454,750
310,000	4.625%, 9/25/2017	326,662
	SpareBank 1 Boligkreditt AS
1,024,000	1.250%, 5/2/2018[d]	1,009,449
	Sumitomo Mitsui Banking Corporation
1,430,000	1.300%, 1/10/2017	1,432,420
	Suncorp-Metway, Ltd.
1,474,000	0.934%, 3/28/2017[d,e]	1,473,985
	Svensk Exportkredit AB
512,000	1.125%, 4/5/2018	506,971
	Svenska Handelsbanken AB
536,000	3.125%, 7/12/2016	561,329
762,000	1.625%, 3/21/2018	760,225
715,000	0.722%, 6/17/2019[e]	715,258
	Swedbank Hypotek AB
1,024,000	1.375%, 3/28/2018[d]	1,019,573
	Swiss RE Capital I, LP
725,000	6.854%, 5/29/2049[d,j]	775,750
	Toronto-Dominion Bank
640,000	0.691%, 9/9/2016[e]	643,505
	UBS AG London
1,024,000	0.750%, 3/24/2016[d]	1,025,919
	UBS AG/Stamford, Connecticut
308,000	5.875%, 12/20/2017	351,785
	Ventas Realty, LP
846,000	1.550%, 9/26/2016	854,610
635,000	1.250%, 4/17/2017	635,084
	Voya Financial, Inc.
948,000	2.900%, 2/15/2018	982,356
	Wachovia Corporation
800,000	0.501%, 6/15/2017[e]	798,904
	Wells Fargo & Company
1,842,000	1.250%, 7/20/2016	1,857,902
970,000	2.100%, 5/8/2017	994,865

	Total	144,257,442

Foreign Government (0.3%)
	Asian Development Bank
1,560,000	0.500%, 6/20/2016	1,559,438
	Denmark Government
	International Bond
1,560,000	0.375%, 4/25/2016[d]	1,557,729
	European Investment Bank
755,000	1.875%, 3/15/2019	761,549
	Export-Import Bank of Korea
536,000	1.250%, 11/20/2015	538,768
	International Finance Corporation
1,170,000	0.500%, 5/16/2016	1,169,058
	Kommunalbanken AS
25,000	2.750%, 5/5/2015[d]	25,531
1,560,000	0.311%, 3/18/2016[d,e]	1,560,680
	Kommuninvest i Sverige AB
1,560,000	0.500%, 6/15/2016[d]	1,557,907
	Province of Ontario
1,600,000	1.000%, 7/22/2016	1,610,814
	Sweden Government International Bond
200,000	0.375%, 12/22/2015[d]	200,016
500,000	0.375%, 3/29/2016[d]	499,665

	Total	11,041,155

Mortgage-Backed Securities (11.9%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
23,625,000	3.000%, 7/1/2029[c]	24,488,777
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
23,425,000	4.000%, 7/1/2044[c]	24,815,859
	Federal National Mortgage Association Conventional 15-yr. Pass Through
46,450,000	3.500%, 8/1/2029[c]	49,106,362
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
4,809,632	2.071%, 1/1/2043[e]	4,949,694
8,586,238	2.061%, 3/1/2043[e]	8,831,840
7,647,251	1.750%, 7/1/2043[e]	7,764,062
97,200,000	3.500%, 7/1/2044[c]	100,055,250
94,050,000	4.000%, 7/1/2044[c]	99,810,563
25,573,000	4.500%, 7/1/2044[c]	27,694,766
66,223,000	4.500%, 8/1/2044[c]	71,554,481

	Total	419,071,654

Technology (0.4%)
	Amphenol Corporation
318,000	2.550%, 1/30/2019	322,470
	Apple, Inc.
745,000	0.523%, 5/6/2019[e]	745,709
	Baidu, Inc.
700,000	2.750%, 6/9/2019	702,727
	Cisco Systems, Inc.
500,000	0.727%, 3/1/2019[e]	503,212
	Computer Sciences Corporation
382,000	2.500%, 9/15/2015	388,830
	EMC Corporation
1,050,000	1.875%, 6/1/2018	1,056,937
	Fidelity National Information Services, Inc.
868,000	1.450%, 6/5/2017	866,969

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Technology (0.4%) - continued
	First Data Corporation
$ 1,500,000	7.375%, 6/15/2019[d]	$1,610,625
	Hewlett-Packard Company
510,000	2.125%, 9/13/2015	518,989
858,000	5.400%, 3/1/2017	950,857
418,000	1.167%, 1/14/2019[e]	421,330
	Iron Mountain, Inc.
1,410,000	6.000%, 8/15/2023	1,524,562
	Micron Semiconductor Asia Pte, Ltd.
375,000	1.258%, 1/15/2019	374,948
	Oracle Corporation
810,000	0.807%, 1/15/2019[e]	816,520
	Samsung Electronics America, Inc.
590,000	1.750%, 4/10/2017[d]	592,759
	Tyco Electronics Group SA
994,000	6.550%, 10/1/2017	1,150,243
	Xerox Corporation
510,000	7.200%, 4/1/2016	562,509
	Xilinx, Inc.
400,000	2.125%, 3/15/2019	400,707

	Total	13,510,903

Transportation (0.3%)
	American Airlines Pass Through Trust
727,800	4.950%, 1/15/2023[d]	787,844
	Avis Budget Car Rental, LLC
865,000	5.125%, 6/1/2022[d]	866,081
	Canadian Pacific Railway Company
400,000	7.125%, 10/15/2031	528,631
472,000	5.750%, 3/15/2033	558,640
	Continental Airlines, Inc.
694,070	4.150%, 4/11/2024	721,833
	CSX Corporation
494,000	3.700%, 11/1/2023	508,762
	Delta Air Lines, Inc.
760,000	6.750%, 5/23/2017	799,900
413,308	4.950%, 5/23/2019	446,372
116,583	4.750%, 5/7/2020	126,493
	ERAC USA Finance, LLC
530,000	1.400%, 4/15/2016[d]	534,076
284,000	2.800%, 11/1/2018[d]	293,324
	Kansas City Southern de Mexico SA de CV
1,170,000	0.928%, 10/28/2016[e]	1,174,032
	Korea Expressway Corporation
762,000	1.625%, 4/28/2017[d]	761,206
	Network Rail Infrastructure Finance plc
625,000	0.234%, 2/13/2017[d,e]	624,672
	PACCAR Financial Corporation
520,000	0.420%, 6/6/2017[e]	519,996
	Virgin Australia Holdings, Ltd.
342,746	5.000%, 10/23/2023[d]	364,168

	Total	9,616,030

U.S. Government and Agencies (8.7%)
	Federal Agricultural Mortgage Corporation
175,000	2.125%, 9/15/2015	178,928
	Federal Home Loan Bank
1,355,000	0.875%, 5/24/2017	1,355,049
	Federal Home Loan Mortgage Corporation
1,330,000	1.375%, 5/1/2020	1,293,699
	Federal National Mortgage Association
300,000	4.375%, 10/15/2015	315,784
2,500,000	0.625%, 8/26/2016	2,501,508
870,000	1.375%, 11/15/2016	882,525
870,000	0.875%, 5/21/2018	855,398
205,000	6.250%, 5/15/2029	275,306
	Tennessee Valley Authority
200,000	5.250%, 9/15/2039	242,708
	U.S. Treasury Bonds
440,000	7.625%, 2/15/2025	649,825
1,075,000	4.375%, 5/15/2040	1,289,160
4,720,000	3.000%, 5/15/2042	4,451,550
	U.S. Treasury Bonds, TIPS
2,023,280	0.125%, 4/15/2019	2,083,347
50,303	2.375%, 1/15/2025	60,941
32,902	2.125%, 2/15/2040	41,860
445,850	0.750%, 2/15/2042	419,692
	U.S. Treasury Notes
650,000	2.625%, 2/29/2016	674,959
34,000,000	0.375%, 3/31/2016	34,006,630
325,000	0.625%, 10/15/2016	325,330
475,000	1.000%, 10/31/2016	479,453
37,670,000	0.625%, 12/15/2016	37,649,395
2,000,000	1.000%, 3/31/2017	2,011,876
1,550,000	3.250%, 3/31/2017	1,654,625
6,700,000	0.625%, 5/31/2017	6,655,505
14,485,000	1.000%, 5/31/2018	14,327,707
16,875,000	1.250%, 10/31/2018	16,744,489
2,125,000	1.625%, 4/30/2019	2,128,984
11,750,000	1.375%, 1/31/2020	11,489,291
10,060,000	1.625%, 8/15/2022	9,550,712
1,000,000	1.750%, 5/15/2023	947,188
29,300,000	2.500%, 8/15/2023	29,473,983
20,500,000	2.750%, 2/15/2024	20,966,047
59,500,000	3.625%, 2/15/2044	62,791,064
	U.S. Treasury Notes, TIPS
28,507,760	0.125%, 4/15/2018	29,447,661
282,776	0.125%, 1/15/2022	284,654
7,291,409	0.125%, 1/15/2023	7,266,348

	Total	305,773,181

Utilities (0.9%)
	AES Corporation
1,500,000	7.375%, 7/1/2021	1,755,000
	American Electric Power Company, Inc.
536,000	1.650%, 12/15/2017	538,844
	Atlas Pipeline Partners, LP
1,500,000	4.750%, 11/15/2021	1,470,000
	Commonwealth Edison Company
750,000	6.950%, 7/15/2018	886,871
	Crestwood Midstream Partners, LP
850,000	6.125%, 3/1/2022[d]	894,625
	Dayton Power and Light Company
564,000	1.875%, 9/15/2016[d]	573,552

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (36.0%)	Value
Utilities (0.9%) - continued
	DCP Midstream Operating, LP
$ 762,000	2.500%, 12/1/2017	$783,864
	Dominion Resources, Inc.
1,016,000	1.250%, 3/15/2017	1,019,998
	Duke Energy Corporation
635,000	0.610%, 4/3/2017[e]	636,906
900,000	2.100%, 6/15/2018	909,922
	Electricite de France
930,000	0.688%, 1/20/2017[d,e]	933,770
	Enel Finance International NV
740,000	3.875%, 10/7/2014[d]	745,907
450,000	6.250%, 9/15/2017[d]	513,469
	Energy Transfer Partners, LP
290,000	9.700%, 3/15/2019	380,124
1,736,000	4.650%, 6/1/2021	1,870,004
	Enterprise Products Operating, LLC
792,000	5.100%, 2/15/2045	845,424
	Exelon Generation Company, LLC
375,000	6.200%, 10/1/2017	427,251
870,000	5.200%, 10/1/2019	978,445
	ITC Holdings Corporation
284,000	4.050%, 7/1/2023	294,940
	MidAmerican Energy Holdings Company
720,000	1.100%, 5/15/2017	717,064
862,000	5.750%, 4/1/2018	986,517
625,000	6.500%, 9/15/2037	805,964
	NiSource Finance Corporation
421,000	6.400%, 3/15/2018	483,697
850,000	6.800%, 1/15/2019	1,013,670
	Northeast Utilities
435,000	1.450%, 5/1/2018	427,170
	Northern States Power Company
1,240,000	4.125%, 5/15/2044	1,242,125
	NRG Energy, Inc.
1,500,000	6.625%, 3/15/2023	1,623,750
	ONEOK Partners, LP
596,000	8.625%, 3/1/2019	752,437
	Pacific Gas & Electric Company
1,015,000	5.625%, 11/30/2017	1,147,731
	PG&E Corporation
375,000	2.400%, 3/1/2019	378,383
	PPL Capital Funding, Inc.
1,260,000	1.900%, 6/1/2018	1,259,063
372,000	3.500%, 12/1/2022	378,075
	Sempra Energy
965,000	6.150%, 6/15/2018	1,120,068
	TransAlta Corporation
825,000	1.900%, 6/3/2017	828,228
	Williams Companies, Inc.
496,000	7.875%, 9/1/2021	615,802
	Williams Partners, LP
255,000	7.250%, 2/1/2017	291,449

	Total	30,530,109

	Total Long-Term Fixed Income (cost $1,246,359,796)	1,263,651,467

Shares	Common Stock (18.1%)

Consumer Discretionary (2.4%)
4,800	Aaron’s, Inc.	171,072
6,400	Abercrombie & Fitch Company	276,800
20,406	Amazon.com, Inc.[k]	6,627,461
10,400	AutoZone, Inc.[k]	5,576,896
14,000	Barnes & Noble, Inc.[g,k]	319,060
38,350	Best Buy Company, Inc.	1,189,233
5,700	Big Lots, Inc.[k]	260,490
13,850	Bloomin’ Brands, Inc.[k]	310,656
3,850	BorgWarner, Inc.	250,981
2,350	Brinker International, Inc.	114,327
38,500	Cablevision Systems Corporation[g]	679,525
31,050	CBS Corporation	1,929,447
18,560	Cheesecake Factory, Inc.	861,555
5,250	Children’s Place Retail Stores, Inc.	260,557
3,150	Coinstar, Inc.[k]	186,952
169,013	Comcast Corporation	9,072,618
4,600	Deckers Outdoor Corporation[k]	397,118
73,669	Delphi Automotive plc	5,064,007
3,900	DeVry Education Group, Inc.	165,126
8,750	DISH Network Corporation[k]	569,450
11,400	Dollar Tree, Inc.[k]	620,844
48,850	Ford Motor Company	842,174
6,950	G-III Apparel Group, Ltd.[k]	567,537
5,080	GNC Holdings, Inc.	173,228
3,850	Harman International Industries, Inc.	413,605
53,800	Home Depot, Inc.	4,355,648
21,010	Houghton Mifflin Harcourt Company[k]	402,552
5,950	Iconix Brand Group, Inc.[k]	255,493
18,785	Ignite Restaurant Group, Inc.[k]	273,510
7,050	ITT Educational Services, Inc.[g,k]	117,664
2,400	Jack in the Box, Inc.	143,616
7,350	Kohl’s Corporation	387,198
10,650	Lamar Advertising Company	564,450
76,126	Las Vegas Sands Corporation	5,802,324
13,950	Liberty Interactive Corporation[k]	409,572
4,450	Lions Gate Entertainment
	Corporation	127,181
23,100	Live Nation Entertainment, Inc.[k]	570,339
121,830	Lowe’s Companies, Inc.	5,846,622
21,850	Macy’s, Inc.	1,267,737
5,450	Marriott Vacations Worldwide Corporation[k]	319,534
25,957	MDC Partners, Inc.	557,816
3,950	Meredith Corporation	191,022
350	Michael Kors Holdings, Ltd.[k]	31,028
4,850	Multimedia Games Holding Company, Inc.[k]	143,754
10,950	Nautilus, Inc.[k]	121,435
109,390	News Corporation	3,744,420
71,200	NIKE, Inc.	5,521,560
6,370	NutriSystem, Inc.	108,991
5,950	Omnicom Group, Inc.	423,759
15,850	Orbitz Worldwide, Inc.[k]	141,065
5,810	Papa John’s International, Inc.	246,286
7,200	PetSmart, Inc.	430,560
6,800	Restoration Hardware Holdings, Inc.[k]	632,740
13,500	Scientific Games Corporation[k]	150,120
4,700	Scripps Networks Interactive, Inc.	381,358
20,900	Smith & Wesson Holding Corporation[g,k]	303,886
56,891	Staples, Inc.	616,698

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (18.1%)	Value
Consumer Discretionary (2.4%) - continued
45,750	Starbucks Corporation	$3,540,135
31,340	Time Warner Cable, Inc.	4,616,382
9,600	Toll Brothers, Inc.[k]	354,240
29,730	Tuesday Morning Corporation[k]	529,789
92,250	Twenty-First Century Fox, Inc.	3,242,587
12,200	Wyndham Worldwide Corporation	923,784
7,350	Zumiez, Inc.[k]	202,787

	Total	84,900,361

Consumer Staples (0.9%)
33,950	Altria Group, Inc.	1,423,863
4,716	Andersons, Inc.	243,251
26,900	Anheuser-Busch InBev NV ADR	3,091,886
9,686	Annie’s, Inc.[k]	327,581
37,200	Archer-Daniels-Midland Company	1,640,892
21,650	Bunge, Ltd.	1,637,606
9,050	Coca-Cola Enterprises, Inc.	432,409
3,700	Colgate-Palmolive Company	252,266
104,170	CVS Caremark Corporation	7,851,293
3,000	Green Mountain Coffee Roasters, Inc.	373,830
27,100	Ingredion, Inc.	2,033,584
3,500	J.M. Smucker Company	372,995
19,850	Kimberly-Clark Corporation	2,207,717
20,063	Kraft Foods Group, Inc.	1,202,777
9,300	Kroger Company	459,699
86,689	Mondelez International, Inc.	3,260,373
22,258	Philip Morris International, Inc.	1,876,572
14,950	Pilgrim’s Pride Corporation[k]	409,032
8,600	Procter & Gamble Company	675,874
88,900	Rite Aid Corporation[k]	637,413
2,100	Sanderson Farms, Inc.	204,120
11,600	Wal-Mart Stores, Inc.	870,812
31,670	WhiteWave Foods Company[k]	1,025,158

	Total	32,511,003

Energy (2.8%)
58,400	Alpha Natural Resources, Inc.[g,k]	216,664
1,470	Atwood Oceanics, Inc.[k]	77,146
4,750	Baker Hughes, Inc.	353,637
11,400	Basic Energy Services, Inc.[k]	333,108
1,565	Cabot Oil & Gas Corporation	53,429
128,585	Cameron International Corporation[k]	8,706,490
42,550	Chevron Corporation	5,554,902
720	Cimarex Energy Company	103,291
51,500	Cobalt International Energy, Inc.[k]	945,025
10,080	Concho Resources, Inc.[k]	1,456,560
2,600	ConocoPhillips	222,898
4,170	Denbury Resources, Inc.	76,978
2,000	Diamondback Energy, Inc.[k]	177,600
17,000	Dril-Quip, Inc.[k]	1,857,080
550	Energen Corporation	48,884
1,050	Ensco plc	58,348
79,032	EOG Resources, Inc.	9,235,680
54,009	EQT Corporation	5,773,562
10,750	Exterran Holdings, Inc.	483,643
42,100	Exxon Mobil Corporation	4,238,628
300	Frank’s International NV	7,380
8,050	Green Plains, Inc.	264,604
2,550	Gulfmark Offshore, Inc.	115,209
625	Gulfport Energy Corporation[k]	39,250
1,000	Helmerich & Payne, Inc.	116,110
2,500	Hess Corporation	247,225
1,585	HollyFrontier Corporation	69,249
11,150	Kosmos Energy, Ltd.[k]	125,215
275,963	Marathon Oil Corporation	11,016,443
11,240	Market Vectors Oil Service ETF	649,222
31,450	Nabors Industries, Ltd.	923,686
28,300	National Oilwell Varco, Inc.	2,330,505
1,650	Noble Corporation	55,374
1,100	Noble Energy, Inc.	85,206
54,540	Oasis Petroleum, Inc.[k]	3,048,241
11,900	Occidental Petroleum Corporation	1,221,297
1,090	Oceaneering International, Inc.	85,162
930	Oil States International, Inc.[k]	59,604
7,450	Patterson-UTI Energy, Inc.	260,303
37,800	Peabody Energy Corporation	618,030
41,300	Petroleo Brasileiro SA ADR	604,219
1,950	Phillips 66	156,839
355	Pioneer Natural Resources Company	81,583
3,900	QEP Resources, Inc.	134,550
740	Range Resources Corporation	64,343
14,420	Rex Energy Corporation[k]	255,378
5,160	Rosetta Resources, Inc.[k]	283,026
1,500	Rowan Companies plc	47,895
17,500	SandRidge Energy, Inc.[g,k]	125,125
111,350	Schlumberger, Ltd.	13,133,732
23,860	SM Energy Company	2,006,626
46,100	Southwestern Energy Company[k]	2,097,089
10,980	Superior Energy Services, Inc.	396,817
107,200	Total SA ADR[g]	7,739,840
18,515	Trinidad Drilling, Ltd.	210,128
2,450	Unit Corporation[k]	168,633
420,161	Weatherford International, Ltd.[k]	9,663,703
4,650	Whiting Petroleum Corporation[k]	373,162

	Total	98,853,556

Financials (3.4%)
27,550	ACE, Ltd.	2,856,935
2,773	Affiliated Managers Group, Inc.[k]	569,574
14,620	Allied World Assurance Company Holdings AG	555,852
39,330	Allstate Corporation	2,309,458
4,330	American Assets Trust, Inc.	149,602
25,850	American International Group, Inc.	1,410,893
4,100	AmTrust Financial Services, Inc.[g]	171,421
962	Argo Group International Holdings, Ltd.	49,168
372,950	Bank of America Corporation	5,732,241
5,250	Banner Corporation	208,058
14,590	BBCN Bancorp, Inc.	232,711
25,250	Berkshire Hathaway, Inc.[k]	3,195,640
66,300	Blackstone Group, LPk	2,217,072
7,397	Boston Properties, Inc.	874,177
9,800	Camden Property Trust	697,270
3,950	CBRE Group, Inc.[k]	126,558
193,798	Citigroup, Inc.	9,127,886
4,562	CNA Financial Corporation	184,396
31,500	CNO Financial Group, Inc.	560,700
55,900	Comerica, Inc.	2,803,944
8,350	Crown Castle International Corporation	620,071
16,900	DDR Corporation	297,947

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (18.1%)	Value
Financials (3.4%) - continued
49,705	Deutsche Bank AG	$1,748,622
3,450	Digital Realty Trust, Inc.	201,204
10,150	Discover Financial Services	629,097
11,250	Duke Realty Corporation	204,300
14,040	Education Realty Trust, Inc.	150,790
13,569	Equity Residential	854,847
2,640	Extra Space Storage, Inc.	140,580
48,400	Fifth Third Bancorp	1,033,340
22,450	First Horizon National Corporation	266,257
50,050	First Niagara Financial Group, Inc.	437,437
11,300	First Republic Bank	621,387
15,200	Fulton Financial Corporation	188,328
7,657	Gaming and Leisure Properties, Inc.	260,108
4,900	General Growth Properties, Inc.	115,444
236,917	Genworth Financial, Inc.[k]	4,122,356
15,880	Hanmi Financial Corporation	334,750
11,708	HCC Insurance Holdings, Inc.	572,990
8,149	Health Care REIT, Inc.	510,698
31,248	Host Hotels & Resorts, Inc.	687,768
169,850	Huntington Bancshares, Inc.	1,620,369
100,150	Invesco, Ltd.	3,780,663
77,000	iShares Barclays 1-3 Year Credit Bond Fund	8,137,360
4,700	iShares Russell 2000 Index Fund	558,407
55,464	J.P. Morgan Chase & Company	3,195,836
25,950	KeyCorp	371,863
22,832	Kimco Realty Corporation	524,679
9,788	Lazard, Ltd.	504,669
2,950	M&T Bank Corporation[g]	365,947
5,950	Macerich Company	397,163
33,400	MBIA, Inc.[k]	368,736
124,920	MetLife, Inc.	6,940,555
7,050	Montpelier Re Holdings, Inc.	225,248
136,410	Morgan Stanley	4,410,135
13,300	NASDAQ OMX Group, Inc.	513,646
12,250	Navient Corporation	216,948
7,000	Northern Trust Corporation	449,470
7,050	Old Republic International Corporation	116,607
7,020	PacWest Bancorp	303,053
7,290	Parkway Properties, Inc.	150,539
11,050	Pebblebrook Hotel Trust	408,408
4,600	Piedmont Office Realty Trust, Inc.	87,124
8,150	Popular, Inc.[k]	278,567
4,300	Portfolio Recovery Associates, Inc.[k]	255,979
7,000	Progressive Corporation	177,520
12,300	Prologis, Inc.	505,407
4,600	Protective Life Corporation	318,918
15,100	Prudential Financial, Inc.	1,340,427
2,851	Public Storage, Inc.	488,519
25,400	Radian Group, Inc.	376,174
3,550	Realty Income Corporation	157,691
15,100	RLJ Lodging Trust	436,239
4,250	Ryman Hospitality Properties	204,637
8,098	Simon Property Group, Inc.	1,346,535
101,300	SPDR Euro Stoxx 50 ETF	4,383,251
12,000	SPDR Gold Trust[k]	1,536,480
46,300	SPDR S&P 500 ETF Trust	9,061,836
15,550	State Street Corporation	1,045,893
10,800	Strategic Hotels & Resorts, Inc.[k]	126,468
22,290	SVB Financial Group[k]	2,599,460
11,150	Synovus Financial Corporation	271,837
8,700	Tanger Factory Outlet Centers, Inc.	304,239
13,973	Terreno Realty Corporation	270,098
7,200	Texas Capital Bancshares, Inc.[k]	388,440
27,850	Visa, Inc.	5,868,274
6,867	Vornado Realty Trust	732,915
8,000	W.R. Berkley Corporation	370,480
4,049	Washington Prime Group, Inc.[k]	75,878
47,445	Wells Fargo & Company	2,493,709
11,140	Western Alliance Bancorp[k]	265,132
9,900	Weyerhaeuser Company	327,591
17,350	Zions Bancorporation	511,304

	Total	118,199,200

Health Care (2.4%)
5,200	Abbott Laboratories	212,680
13,500	Acorda Therapeutics, Inc.[k]	455,085
20,700	Aetna, Inc.	1,678,356
39,200	Affymetrix, Inc.[k]	349,272
12,640	Akorn, Inc.[k]	420,280
2,531	Albany Molecular Research, Inc.[k]	50,924
4,310	Align Technology, Inc.[k]	241,532
27,200	Allscripts Healthcare Solutions, Inc.[k]	436,560
8,800	Amgen, Inc.	1,041,656
10,500	AMN Healthcare Services, Inc.[k]	129,150
63,780	Baxter International, Inc.	4,611,294
2,400	Biogen Idec, Inc.[k]	756,744
27,300	BioScrip, Inc.[k]	227,682
125,550	Boston Scientific Corporation[k]	1,603,273
14,400	Bruker Corporation[k]	349,488
2,722	C.R. Bard, Inc.	389,273
5,400	Capital Senior Living Corporation[k]	128,736
17,400	Cardinal Health, Inc.	1,192,944
13,450	Centene Corporation[k]	1,016,955
81,650	Cerner Corporation[k]	4,211,507
3,400	Charles River Laboratories International, Inc.[k]	181,968
1,300	Chemed Corporation[g]	121,836
6,050	Community Health Systems, Inc.[k]	274,488
110,450	Covidien plc	9,960,381
6,150	DaVita HealthCare Partners, Inc.[k]	444,768
10,700	DENTSPLY International, Inc.	506,645
15,680	ExamWorks Group, Inc.[k]	497,526
30,100	Express Scripts Holding Company[k]	2,086,833
137,600	Gilead Sciences, Inc.[k]	11,408,416
4,850	Globus Medical, Inc.[k]	116,012
2,500	Greatbatch, Inc.[k]	122,650
11,050	HCA Holdings, Inc.[k]	622,999
24,700	Hologic, Inc.[k]	626,145
8,450	Humana, Inc.	1,079,234
5,650	Illumina, Inc.[k]	1,008,751
5,500	Impax Laboratories, Inc.[k]	164,945
90,176	Johnson & Johnson	9,434,213
3,050	LifePoint Hospitals, Inc.[k]	189,405
9,600	McKesson Corporation	1,787,616
13,300	Medicines Company[k]	386,498
139,920	Merck & Company, Inc.	8,094,372
15,100	Molina Healthcare, Inc.[k]	673,913
3,550	Myriad Genetics, Inc.[g,k]	138,166
9,650	Neurocrine Biosciences, Inc.[k]	143,206
13,813	NuVasive, Inc.[k]	491,328
16,400	PAREXEL International Corporation[k]	866,576

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (18.1%)	Value
Health Care (2.4%) - continued
11,600	PerkinElmer, Inc.	$543,344
101,600	Pfizer, Inc.	3,015,488
6,250	PharMerica Corporation[k]	178,688
3,400	Prestige Brands Holdings, Inc.[k]	115,226
3,150	Providence Service Corporation[k]	115,259
5,300	Qiagen NVg,k	129,585
5,100	Quest Diagnostics, Inc.[g]	299,319
4,450	Seattle Genetics, Inc.[k]	170,213
7,700	Select Medical Holdings
	Corporation	120,120
15,300	Spectrum Pharmaceuticals, Inc.[k]	124,389
4,450	St. Jude Medical, Inc.	308,162
2,300	Team Health Holdings, Inc.[k]	114,862
1,150	Thermo Fisher Scientific, Inc.	135,700
57,608	UnitedHealth Group, Inc.	4,709,454
10,850	Universal Health Services, Inc.	1,038,996
7,850	Volcano Corporation[k]	138,239
2,600	Waters Corporation[k]	271,544
4,000	WellPoint, Inc.	430,440
6,500	Zoetis, Inc.	209,755

	Total	83,101,064

Industrials (1.8%)
4,450	3M Company	637,418
4,800	AAR Corporation	132,288
2,110	Acuity Brands, Inc.	291,707
16,800	ADT Corporation[g]	586,992
7,300	Aecom Technology Corporation[k]	235,060
14,500	AGCO Corporation	815,190
4,967	Allegion plc	281,530
6,500	Apogee Enterprises, Inc.	226,590
48,300	Boeing Company	6,145,209
8,349	Briggs & Stratton Corporation	170,821
3,300	Caterpillar, Inc.	358,611
7,270	CLARCOR, Inc.	449,649
3,900	Colfax Corporation[k]	290,706
10,000	Covanta Holding Corporation	206,100
144,471	CSX Corporation	4,451,152
164,050	Delta Air Lines, Inc.	6,352,016
15,240	EMCOR Group, Inc.	678,637
3,050	Esterline Technologies Corporation[k]	351,116
19,150	Exelis, Inc.	325,167
5,450	Flowserve Corporation	405,207
84,500	Fluor Corporation	6,498,050
5,190	GATX Corporation	347,419
7,330	Granite Construction, Inc.	263,733
15,350	HNI Corporation	600,338
38,361	Honeywell International, Inc.	3,565,655
6,850	Huntington Ingalls Industries, Inc.	647,942
57,300	Ingersoll-Rand plc	3,581,823
29,864	Interface, Inc.	562,638
38,250	Jacobs Engineering Group, Inc.[k]	2,037,960
3,500	Joy Global, Inc.	215,530
9,300	KAR Auction Services, Inc.	296,391
16,260	Korn/Ferry International[k]	477,556
13,720	Landstar System, Inc.	878,080
3,800	Lockheed Martin Corporation	610,774
14,404	Manitowoc Company, Inc.	473,315
3,600	Manpower, Inc.	305,460
12,250	Meritor, Inc.[k]	159,740
6,850	NOW, Inc.[k]	248,039
5,700	Old Dominion Freight Line, Inc.[k]	362,976
28,167	Oshkosh Corporation	1,564,114
3,652	Parker Hannifin Corporation	459,166
32,140	Pentair, Ltd.	2,317,937
10,900	Quanta Services, Inc.[k]	376,922
12,730	Ritchie Brothers Auctioneers, Inc.[g]	313,794
96,050	Southwest Airlines Company	2,579,903
3,600	Spirit Aerosystems Holdings, Inc.[k]	121,320
6,550	Spirit Airlines, Inc.[k]	414,222
7,140	Tennant Company	544,925
62,000	Union Pacific Corporation	6,184,500
4,711	United Stationers, Inc.	195,365
2,650	United Technologies Corporation	305,942
9,900	Wabash National Corporation[k]	141,075
3,150	WABCO Holdings, Inc.[k]	336,483
1,350	WESCO International, Inc.[k]	116,613

	Total	61,496,866

Information Technology (3.4%)
9,800	Akamai Technologies, Inc.[k]	598,388
3,850	Alliance Data Systems Corporation[k]	1,082,813
12,200	Amdocs, Ltd.	565,226
1,950	Amphenol Corporation	187,863
142,884	Apple, Inc.	13,278,210
33,005	Applied Materials, Inc.	744,263
23,150	Arris Group, Inc.[k]	753,069
6,300	Aruba Networks, Inc.[k]	110,376
74,920	Atmel Corporation[k]	702,000
6,850	AVG Technologies NVk	137,891
5,250	Booz Allen Hamilton Holding Corporation	111,510
7,750	Broadcom Corporation	287,680
14,770	Broadridge Financial Solutions, Inc.	615,023
60,650	Brocade Communications Systems, Inc.	557,980
4,300	Cardtronics, Inc.[k]	146,544
11,800	CDW Corporation	376,184
5,300	Cirrus Logic, Inc.[g,k]	120,522
338,360	Cisco Systems, Inc.	8,408,246
20,850	Citrix Systems, Inc.[k]	1,304,167
13,850	Computer Sciences Corporation	875,320
6,750	Convergys Corporation	144,720
14,100	CoreLogic, Inc.[k]	428,076
90,200	Corning, Inc.	1,979,890
4,450	Diodes, Inc.[k]	128,872
16,257	DST Systems, Inc.	1,498,408
12,144	E2open, Inc.[g,k]	251,016
46,250	eBay, Inc.[k]	2,315,275
30,200	Electronic Arts, Inc.[k]	1,083,274
203,400	EMC Corporation	5,357,556
96,350	Facebook, Inc.[k]	6,483,392
13,100	GameStop Corporation[g]	530,157
14,000	Genpact, Ltd.[k]	245,420
5,300	Global Payments, Inc.	386,105
10,119	Google, Inc.[k]	5,821,258
11,819	Google, Inc., Class Ak	6,910,215
7,130	Guidewire Software, Inc.[k]	289,906
24,700	Hewlett-Packard Company	831,896
5,000	iGATE Corporation[k]	181,950
12,930	Informatica Corporation[k]	460,955
5,500	International Business Machines Corporation	996,985
4,800	j2 Global, Inc.	244,128
67,607	Juniper Networks, Inc.[k]	1,659,076

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (18.1%)	Value
Information Technology (3.4%) - continued
14,863	Lexmark International, Inc.[g]	$715,802
7,650	Liquidity Services, Inc.[g,k]	120,564
20,250	Marvell Technology Group, Ltd.	290,182
1,280	Measurement Specialties, Inc.[k]	110,170
8,350	Mentor Graphics Corporation	180,109
32,480	Microsoft Corporation	1,354,416
195,787	NetApp, Inc.	7,150,141
40,456	NVIDIA Corporation	750,054
94,300	Oracle Corporation	3,821,979
10,937	Plantronics, Inc.	525,523
10,000	Polycom, Inc.[k]	125,300
70,077	QUALCOMM, Inc.	5,550,098
7,750	Red Hat, Inc.[k]	428,343
73,850	Salesforce.com, Inc.[k]	4,289,208
17,800	Sanmina Corporation[k]	405,484
13,566	Sapient Corporation[k]	220,447
633	Skyworks Solutions, Inc.	29,726
12,150	SunPower Corporation[g,k]	497,907
97,430	Symantec Corporation	2,231,147
16,700	Take-Two Interactive Software, Inc.[k]	371,408
110,600	Teradata Corporation[k]	4,446,120
34,495	Teradyne, Inc.[g]	676,102
104,880	Texas Instruments, Inc.	5,012,215
9,280	Textura Corporation[g,k]	219,379
15,450	Ubiquiti Networks, Inc.[g,k]	698,186
7,050	VeriFone Systems, Inc.[k]	259,088
11,069	Virtusa Corporation[k]	396,270
33,270	Vishay Intertechnology, Inc.	515,352
60,050	VMware, Inc.[k]	5,813,441
2,700	WebMD Health Corporation[k]	130,410
2,000	Workday, Inc.[k]	179,720
76,250	Xerox Corporation	948,550
44,750	Xilinx, Inc.	2,117,122

	Total	119,771,768

Materials (0.5%)
8,550	Alcoa, Inc.	127,309
5,800	Berry Plastics Group, Inc.[k]	149,640
2,050	Cabot Corporation	118,879
33,600	Celanese Corporation	2,159,808
17,100	Cliffs Natural Resources, Inc.[g]	257,355
1,750	Compass Minerals International, Inc.	167,545
5,400	Crown Holdings, Inc.[k]	268,704
53,010	Dow Chemical Company	2,727,895
4,920	Eagle Materials, Inc.	463,858
5,750	Eastman Chemical Company	502,262
37,700	Graphic Packaging Holding Company[k]	441,090
12,680	H.B. Fuller Company	609,908
11,540	Materials Select Sector SPDR Fund	572,846
8,500	Monsanto Company	1,060,290
15,500	Mosaic Company	766,475
37,720	Nucor Corporation	1,857,710
10,400	Owens-Illinois, Inc.[k]	360,256
8,300	Packaging Corporation of America	593,367
8,304	Silgan Holdings, Inc.	422,009
2,750	Sonoco Products Company	120,808
8,259	Southern Copper Corporation	250,826
24,580	Steel Dynamics, Inc.	441,211
59,950	Teck Resources, Ltd.[g]	1,368,659
15,800	Walter Energy, Inc.[g]	86,110
3,100	Worthington Industries, Inc.	133,424

	Total	16,028,244

Telecommunications Services (0.2%)
31,450	AT&T, Inc.	1,112,072
7,715	Cogent Communications Group, Inc.	266,553
4,700	Telephone & Data Systems, Inc.	122,717
87,689	Verizon Communications, Inc.	4,290,623
31,300	Vonage Holdings Corporation[k]	117,375

	Total	5,909,340

Utilities (0.3%)
4,950	Atmos Energy Corporation	264,330
12,900	CMS Energy Corporation	401,835
2,300	Edison International, Inc.	133,653
76,740	NiSource, Inc.	3,018,952
13,310	NorthWestern Corporation	694,649
109,550	PG&E Corporation	5,260,591
8,750	Public Service Enterprise Group, Inc.	356,912
7,900	Southern Company	358,502
5,291	Southwest Gas Corporation	279,312
3,750	Westar Energy, Inc.	143,212
17,900	Wisconsin Energy Corporation	839,868

	Total	11,751,816

	Total Common Stock (cost $508,146,535)	632,523,218

	Preferred Stock (<0.1%)

Financials (<0.1%)
1,010,000	J.P. Morgan Chase & Company[j]	1,128,675

	Total	1,128,675

	Total Preferred Stock (cost $1,178,011)	1,128,675

	Collateral Held for Securities Loaned (0.7%)
22,629,410	Thrivent Cash Management Trust	22,629,410

	Total Collateral Held for Securities Loaned (cost $22,629,410)	22,629,410

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (16.8%)[l]	Value
	Federal Home Loan Bank Discount Notes
6,100,000	0.110%, 07/07/2014[m]	$6,099,946
22,000,000	0.070%, 07/09/2014	21,999,769
46,700,000	0.057%, 07/11/2014	46,699,261
25,000,000	0.045%, 07/16/2014	24,999,531
1,500,000	0.055%, 07/23/2014[m]	1,499,950
50,000,000	0.055%, 07/25/2014	49,998,167
43,050,000	0.100%, 07/30/2014[m]	43,048,122
13,000,000	0.057%, 08/01/2014	12,999,362
28,000,000	0.060%, 08/06/2014	27,998,320
15,100,000	0.061%, 08/08/2014[m]	15,099,033
16,000,000	0.055%, 08/13/2014	15,998,949
11,000,000	0.060%, 08/15/2014	10,999,175
19,265,000	0.060%, 08/22/2014	19,263,330
19,000,000	0.045%, 08/26/2014	18,998,670
1,000,000	0.065%, 08/27/2014	999,897
4,000,000	0.070%, 09/03/2014	3,999,502
4,000,000	0.080%, 09/05/2014	3,999,413
45,000,000	0.070%, 09/10/2014	44,993,788
27,000,000	0.075%, 09/12/2014	26,995,874
10,000,000	0.080%, 09/17/2014	9,998,267
49,200,000	0.074%, 09/19/2014[m]	49,191,858
15,000,000	0.076%, 09/24/2014	14,997,308
	Federal Home Loan Mortgage Corporation Discount Notes
800,000	0.081%, 07/08/2014[m]	799,987
18,500,000	0.055%, 08/26/2014	18,498,417
	Federal National Mortgage Association Discount Notes
50,000,000	0.050%, 08/27/2014	49,996,042
	Federal National Mortgage Association Discount Notes
34,000,000	0.045%, 08/20/2014	33,997,875
16,000,000	0.070%, 09/17/2014	15,997,573

	Total Short-Term Investments (at amortized cost)	590,167,386

	Total Investments (cost $3,640,356,420) 111.9%	$3,920,395,883

	Other Assets and Liabilities, Net (11.9%)	(415,880,850)

	Total Net Assets 100.0%	$3,504,515,033

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $138,796,741 or 4.0% of total net assets.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
f	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Moderately Conservative Allocation Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 07/22/2026	6/25/2014	$822,938
CoBank ACB, 06/15/2022	10/18/2013	368,842
Edlinc Student Loan Funding Trust, 10/01/2025	2/28/2013	1,317,702
FNA Trust, 01/10/2018	4/29/2013	863,741
Prudential Covered Trust, 09/30/2015	4/1/2013	956,194

g	All or a portion of the security is on loan.
h	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
i	Security is fair valued.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Non-income producing security.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2014, $22,549,002 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
CLO	-	Collateralized Loan Obligation.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$291,926,337
Gross unrealized depreciation	(13,546,307)

Net unrealized appreciation (depreciation)	$278,380,030

Cost for federal income tax purposes	$3,642,015,853

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Moderately Conservative Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	10,885,847	—	10,885,847	—
Capital Goods	6,062,211	—	6,062,211	—
Communications Services	55,283,443	—	55,283,443	—
Consumer Cyclical	30,262,274	—	30,262,274	—
Consumer Non-Cyclical	17,715,998	—	17,715,998	—
Energy	6,020,192	—	6,020,192	—
Financials	9,234,723	—	9,234,723	—
Technology	5,859,228	—	5,859,228	—
Transportation	4,601,261	—	4,601,261	—
Utilities	5,026,318	—	5,026,318	—
Long-Term Fixed Income
Asset-Backed Securities	71,160,245	—	66,784,181	4,376,064
Basic Materials	18,202,061	—	18,202,061	—
Capital Goods	12,401,067	—	12,401,067	—
Collateralized Mortgage Obligations	38,466,102	—	36,944,196	1,521,906
Commercial Mortgage-Backed
Securities	51,453,078	—	51,453,078	—
Communications Services	39,694,336	—	39,694,336	—
Consumer Cyclical	31,998,707	—	31,998,707	—
Consumer Non-Cyclical	38,898,786	—	38,898,786	—
Energy	27,576,611	—	27,576,611	—
Financials	144,257,442	—	143,893,548	363,894
Foreign Government	11,041,155	—	11,041,155	—
Mortgage-Backed Securities	419,071,654	—	419,071,654	—
Technology	13,510,903	—	13,510,903	—
Transportation	9,616,030	—	9,616,030	—
U.S. Government and Agencies	305,773,181	—	305,773,181	—
Utilities	30,530,109	—	30,530,109	—
Mutual Funds
Equity Mutual Funds	492,127,113	492,127,113	—	—
Fixed Income Mutual Funds	767,217,119	767,217,119	—	—
Common Stock
Consumer Discretionary	84,900,361	84,900,361	—	—
Consumer Staples	32,511,003	32,511,003	—	—
Energy	98,853,556	98,643,428	210,128	—
Financials	118,199,200	118,199,200	—	—
Health Care	83,101,064	83,101,064	—	—
Industrials	61,496,866	61,496,866	—	—
Information Technology	119,771,768	119,771,768	—	—
Materials	16,028,244	16,028,244	—	—
Telecommunications Services	5,909,340	5,909,340	—	—
Utilities	11,751,816	11,751,816	—	—
Preferred Stock
Financials	1,128,675	—	1,128,675	—
Collateral Held for Securities Loaned	22,629,410	22,629,410	—	—
Short-Term Investments	590,167,386	—	590,167,386	—

Total	$3,920,395,883	$1,914,286,732	$1,999,847,287	$6,261,864

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	2,217,626	2,217,626	—	—

Total Asset Derivatives	$2,217,626	$2,217,626	$—	$—

Liability Derivatives
Futures Contracts	4,719,697	3,103,236	1,616,461	—

Total Liability Derivatives	$4,719,697	$3,103,236	$1,616,461	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(250)	September 2014	($54,941,733)	($54,898,438)	$43,295
5-Yr. U.S. Treasury Bond Futures	(1,805)	September 2014	(216,277,310)	(215,626,997)	650,313
10-Yr. U.S. Treasury Bond Futures	135	September 2014	16,818,459	16,898,203	79,744
30-Yr. U.S. Treasury Bond Futures	1,455	September 2014	200,804,286	199,607,812	(1,196,474)
Eurex EURO STOXX 50 Futures	3,058	September 2014	136,741,287	135,124,826	(1,616,461)
Mini MSCI EAFE Index Futures	509	September 2014	49,835,961	50,108,505	272,544
Russell 2000 Index Mini-Futures	335	September 2014	38,703,321	39,875,051	1,171,730
S&P 400 Index Mini-Futures	(255)	September 2014	(35,577,977)	(36,447,150)	(869,173)
S&P 500 Index Futures	(114)	September 2014	(54,810,727)	(55,643,400)	(832,673)
Ultra Long Term U.S. Treasury Bond Futures	206	September 2014	31,092,041	30,887,125	(204,916)
Total Futures Contracts					($2,502,071)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$773,352
Total Interest Rate Contracts		773,352
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,444,274
Total Equity Contracts		1,444,274

Total Asset Derivatives		$2,217,626

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,401,390
Total Interest Rate Contracts		1,401,390
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	3,318,307
Total Equity Contracts		3,318,307

Total Liability Derivatives		$4,719,697

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	17,524,250
Total Equity Contracts		17,524,250
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	12,174,897
Total Interest Rate Contracts		12,174,897

Total		$29,699,147

The accompanying Notes to Financial Statements are an integral part of this schedule.

Moderately Conservative Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Moderately Conservative Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	409,250
Total Interest Rate Contracts		409,250
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(11,050,132)
Total Equity Contracts		(11,050,132)

Total		($10,640,882)

The following table presents Moderately Conservative Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$279,574,693	8.2%
Interest Rate Contracts	482,694,643	14.2

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Moderately Conservative Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Partner Small Cap Value	$36,890,762	$1,033,546	$–	1,342,036	$37,760,071	$80,116
Small Cap Stock	28,794,314	376,899	–	1,641,909	29,551,572	62,683
Partner Mid Cap Value	41,896,321	6,083,899	–	2,622,430	45,527,488	281,639
Mid Cap Stock	52,035,964	2,625,857	–	3,088,876	57,183,430	172,923
Partner Worldwide Allocation	158,823,593	3,228,228	–	16,163,017	165,572,326	3,228,228
Large Cap Value	120,211,070	1,533,344	–	7,807,552	127,392,711	1,533,344
Large Cap Stock	27,333,984	247,913	–	2,334,504	29,139,515	247,913
High Yield	98,379,586	2,923,116	2,256,836	19,535,460	100,972,934	2,922,606
Income	249,327,543	7,880,460	5,680,378	24,308,179	257,873,319	4,817,147
Limited Maturity Bond	415,677,168	3,472,541	13,500,470	41,315,102	408,370,866	3,477,839
Cash Management Trust- Collateral Investment	53,397,848	106,970,952	137,739,390	22,629,410	22,629,410	82,832
Total Value and Income Earned	1,282,768,153				1,281,973,642	16,907,270

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.0%)[a]	Value
Basic Materials (0.9%)
	Alpha Natural Resources, Inc., Term Loan
$ 59,698	3.500%, 5/22/2020	$57,633
	Arch Coal, Inc., Term Loan
156,532	6.250%, 5/16/2018	153,696
	Fortescue Metals Group, Ltd., Term Loan
106,920	3.750%, 6/30/2019	106,961
	Ineos Group Holdings, Ltd., Term Loan
106,917	3.750%, 5/4/2018	106,609
	NewPage Corporation, Term Loan
135,000	9.500%, 2/11/2021	135,169
	Tronox Pigments BV, Term Loan
114,710	0.000%, 3/19/2020[b,c]	114,882

	Total	674,950

Capital Goods (0.5%)
	ADS Waste Holdings, Inc., Term Loan
106,914	3.750%, 10/9/2019	106,332
	Berry Plastics Group, Inc., Term Loan
53,459	3.500%, 2/8/2020	52,986
	Rexnord, LLC, Term Loan
107,190	4.000%, 8/21/2020	107,029
	Silver II Borrower, Term Loan
103,946	4.000%, 12/13/2019	103,612

	Total	369,959

Communications Services (3.2%)
	Cengage Learning Aquisitions, Term Loan
89,775	7.000%, 3/31/2020	90,729
	Charter Communications Operating, LLC, Term Loan
53,460	3.000%, 1/3/2021	52,614
	Cincinnati Bell, Inc., Term Loan
107,190	4.000%, 9/10/2020	107,124
	Clear Channel Communications, Inc., Term Loan
108,000	6.900%, 1/30/2019	107,402
	Cumulus Media Holdings, Inc., Term Loan
51,105	4.250%, 12/23/2020	51,233
	Fairpoint Communications, Term Loan
106,917	7.500%, 2/14/2019	110,593
	Grande Communications Networks, LLC, Term Loan
106,920	4.500%, 5/29/2020	106,519
	Gray Television, Inc., Term Loan
55,000	0.000%, 6/13/2021[b,c]	55,215
	IMG Worldwide, Inc., Term Loan
90,000	5.250%, 5/6/2021	90,540
	Integra Telecom Holdings, Inc., Term Loan
106,917	5.250%, 2/22/2019	107,479
	Intelsat Jackson Holdings SA, Term Loan
52,173	3.750%, 6/30/2019	52,217
	Level 3 Communications, Inc., Term Loan
54,000	4.000%, 8/1/2019	54,045
	Liberty Cablevision of Puerto Rico,
	LLC, Term Loan
120,000	0.000%, 12/11/2021[b,c]	120,100
	LTS Buyer, LLC, Term Loan
80,190	4.000%, 4/13/2020	79,918
	MCC Georgia, LLC, Term Loan
80,000	0.000%, 6/30/2021[b,c]	80,066
	McGraw-Hill Global Education, LLC, Term Loan
91,494	5.750%, 3/22/2019	92,980
	NEP/NCP Holdco, Inc., Term Loan
107,189	4.250%, 1/22/2020	107,162
	NTelos, Inc., Term Loan
106,912	5.750%, 11/9/2019	106,823
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
117,760	5.500%, 7/31/2018	117,613
	SBA Senior Finance II, LLC, Term Loan
90,000	3.250%, 3/24/2021	89,386
	TNS, Inc., Term Loan
82,390	5.000%, 2/14/2020	82,698
	Univision Communications, Inc., Term Loan
106,921	4.000%, 3/1/2020	106,776
	Virgin Media Investment Holdings, Ltd., Term Loan
81,000	3.500%, 6/7/2020	80,721
	Visant Corporation, Term Loan
67,500	5.250%, 12/22/2016	67,179
	WideOpenWest Finance, LLC, Term Loan
93,553	4.750%, 4/1/2019	93,772
	XO Communications, LLC, Term Loan
89,775	4.250%, 3/20/2021	90,238
	Yankee Cable Acquisition, LLC, Term Loan
106,238	4.500%, 3/1/2020	106,736
	Zayo Group, LLC, Term Loan
93,546	4.000%, 7/2/2019	93,614

	Total	2,501,492

Consumer Cyclical (1.7%)
	Bally Technologies, Inc., Term Loan
63,925	4.250%, 11/25/2020	64,165
	Burlington Coat Factory Warehouse Corporation, Term Loan
77,429	4.250%, 2/23/2017	77,848
	Ceridian Corporation, Term Loan
104,614	4.400%, 8/14/2015	104,727
	Chrysler Group, LLC, Term Loan
89,775	3.250%, 12/31/2018	89,457
	Golden Nugget, Inc., Delayed Draw
19,104	5.500%, 11/21/2019	19,462

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.0%)[a]	Value
Consumer Cyclical (1.7%) - continued
	Golden Nugget, Inc., Term Loan
$ 44,576	5.500%, 11/21/2019	$45,412
	Hilton Worldwide Finance, LLC, Term Loan
82,763	3.500%, 10/26/2020	82,591
	J.C. Penney Corporation, Inc., Term Loan
106,920	6.000%, 5/22/2018	108,091
	Las Vegas Sands, LLC, Term Loan
79,600	3.250%, 12/19/2020	79,555
	Marina District Finance Company, Inc., Term Loan
89,550	6.750%, 8/15/2018	90,529
	MGM Resorts International, Term Loan
40,093	3.500%, 12/20/2019	39,955
	Michaels Stores, Inc. Term Loan
90,000	0.000%, 1/28/2020[b,c]	89,968
	Mohegan Tribal Gaming Authority, Term Loan
95,520	5.500%, 11/19/2019	96,993
	ROC Finance, LLC, Term Loan
107,190	5.000%, 6/20/2019	105,314
	Scientific Games International, Inc., Term Loan
107,460	4.250%, 10/18/2020	106,234
	Seminole Indian Tribe of Florida, Term Loan
88,306	0.000%, 4/29/2020[b,c]	88,123
	Toys R Us, Inc., Term Loan
106,865	5.250%, 5/25/2018	86,382

	Total	1,374,806

Consumer Non-Cyclical (1.3%)
	Albertsons, Inc., Term Loan
156,942	4.750%, 3/21/2019	157,627
	Biomet, Inc., Term Loan
93,467	3.661%, 7/25/2017	93,539
	Catalina Marketing Corporation, Term Loan
90,000	4.500%, 4/9/2021	89,962
	CHS/Community Health Systems, Inc., Term Loan
14,659	3.478%, 1/25/2017	14,689
138,571	4.250%, 1/27/2021	139,311
	Del Monte Corporation, Term Loan
53,865	3.500%, 3/9/2020	53,377
	JBS USA, LLC, Term Loan
71,201	3.750%, 5/25/2018	71,023
	Libbey Glass, Inc., Term Loan
45,000	3.750%, 4/9/2021	44,944
	Ortho-Clinical Diagnostics, Inc., Term Loan
110,000	4.750%, 6/30/2021[b,c]	110,839
	Roundy’s Supermarkets, Inc., Term Loan
83,537	5.750%, 3/3/2021	83,657
	Supervalu, Inc., Term Loan
166,259	4.500%, 3/21/2019[b,c]	166,032

	Total	1,025,000

Energy (0.6%)
	Energy Solutions, LLC, Term Loan
110,000	6.750%, 5/29/2020	111,100
	Exgen Renewables I, LLC, Term Loan
59,500	5.250%, 2/6/2021	60,318
	McJunkin Red Man Corporation, Term Loan
104,212	5.000%, 11/8/2019	104,734
	Offshore Group Investment, Ltd., Term Loan
89,773	0.000%, 3/28/2019[b,c]	89,174
	Pacific Drilling SA, Term Loan
80,190	4.500%, 6/3/2018	80,415

	Total	445,741

Financials (0.5%)
	Delos Finance Sarl, Term Loan
90,000	3.500%, 3/6/2021	89,887
	DJO Finance, LLC, Term Loan
53,459	4.250%, 9/15/2017	53,626
	Harland Clarke Holdings Corporation, Term Loan
105,300	7.000%, 5/22/2018	106,946
	TransUnion, LLC, Term Loan
89,775	4.000%, 4/9/2021	89,743
	WaveDivision Holdings, LLC, Term Loan
66,821	4.000%, 10/12/2019	66,758

	Total	406,960

Technology (0.7%)
	Avago Technologies, Ltd., Term Loan
150,000	3.750%, 5/6/2021	150,416
	BMC Software, Inc., Term Loan
107,460	5.000%, 9/10/2020	107,214
	First Data Corporation Extended, Term Loan
108,000	4.154%, 3/23/2018	108,135
	Freescale Semiconductor, Inc., Term Loan
106,922	4.250%, 2/28/2020	106,833
	Infor US, Inc., Term Loan
49,750	3.750%, 6/3/2020	49,387
53,592	3.750%, 6/3/2020	53,150

	Total	575,135

Transportation (0.3%)
	American Airlines, Inc., Term Loan
106,920	3.750%, 6/27/2019	107,024
	Delta Air Lines, Inc., Term Loan
119,691	0.000%, 4/20/2017[b,c]	119,606

	Total	226,630

Utilities (0.3%)
	Calpine Corporation, Term Loan
40,086	4.000%, 4/1/2018	40,198
69,650	4.000%, 10/31/2020	69,815

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (10.0%)[a]	Value
Utilities (0.3%) - continued
	Intergen NV, Term Loan
$ 106,920	5.500%, 6/15/2020	$107,633

	Total	217,646

	Total Bank Loans (cost $7,810,252)	7,818,319

Shares	Common Stock (68.3%)
Consumer Discretionary (9.0%)
3,350	Abercrombie & Fitch Company	144,887
1,800	Bayerische Motoren Werke AG	227,934
5,900	Best Buy Company, Inc.	182,959
22,200	Carphone Warehouse Group plc	122,510
1,650	Coinstar, Inc.[d]	97,928
9,153	Comcast Corporation	491,333
1,700	Deckers Outdoor Corporation[d]	146,761
5,500	E.W. Scripps Company[d]	116,380
17,800	EDION Corporation	123,567
22,150	Ford Motor Company	381,866
1,650	G-III Apparel Group, Ltd.[d]	134,739
3,100	Hennes & Mauritz AB	135,345
33,600	Home Retail Group plc	101,524
10,500	Honda Motor Company, Ltd.	366,395
3,000	Iconix Brand Group, Inc.[d]	128,820
59,500	ITV plc	181,322
7,100	JB Hi-Fi, Ltd.	122,764
3,300	Kohl’s Corporation	173,844
114,000	Li & Fung, Ltd.	168,857
5,700	Live Nation Entertainment, Inc.[d]	140,733
7,700	Lowe’s Companies, Inc.	369,523
46,000	Luk Fook Holdings International, Ltd.	134,891
2,500	Madison Square Garden Company[d]	156,125
10,550	Nautilus, Inc.[d]	117,000
13,300	Panasonic Corporation	161,223
2,000	Pandora AS	153,488
2,300	Renault SA	207,908
1,000	RTL Group SA	110,996
12,100	Sekisui House, Ltd.	166,042
67,300	Seven West Media, Ltd.	119,185
10,300	SHOWA Corporation	125,485
38,000	SJM Holdings, Ltd.	95,196
21,800	Sky Network Television, Ltd.	131,106
5,600	Societe Television Francaise 1	91,700
11,300	Sumitomo Forestry Company, Ltd.	137,969
5,900	Suzuki Motor Corporation	185,092
1,750	Tempur-Pedic International, Inc.[d]	104,475
5,044	Thomson Reuters Corporation	183,400
39,780	Trinity Mirror plc[d]	103,480
1,750	Viacom, Inc.	151,778
1,200	Volkswagen AG	314,300

	Total	7,010,830

Consumer Staples (4.6%)
9,900	Altria Group, Inc.	415,206
6,300	Asahi Group Holdings, Ltd.	197,838
9,191	Coca-Cola Company	389,331
4,150	Coca-Cola Enterprises, Inc.	198,287
5,500	CVS Caremark Corporation	414,535
3,900	ICA Gruppen AB	132,879
8,000	Imperial Tobacco Group plc	359,903
2,400	Interparfums SA	88,205
2,400	Interparfums SA Rights[d,e,f]	17,641
1,700	Kerry Group plc	127,029
1,600	Nestle SA	123,979
4,900	Pilgrim’s Pride Corporation[d]	134,064
7,142	Procter & Gamble Company	561,290
1,238	Wal-Mart Stores, Inc.	92,937
3,052	Wesfarmers, Ltd.	120,436
4,550	WhiteWave Foods Company[d]	147,283
46,000	Wilmar International, Ltd.	117,753

	Total	3,638,596

Energy (6.3%)
3,800	Apache Corporation	382,356
20,530	Bankers Petroleum, Ltd.[d]	131,217
60,252	BP plc	530,572
4,600	CAT Oil AG	117,901
14,400	Eni SPA	393,835
3,700	Ensco plc	205,609
7,800	ERG SPA	120,370
3,100	Exterran Holdings, Inc.	139,469
8,752	Exxon Mobil Corporation	881,151
7,600	Marathon Oil Corporation	303,392
7,550	Pioneer Energy Services Corporation[d]	132,427
103	Royal Dutch Shell plc, Class A	4,256
9,600	Royal Dutch Shell plc, Class B	417,215
5,550	RPC, Inc.	130,370
11,700	Showa Shell Sekiyu KK	132,994
1,900	SM Energy Company	159,790
4,750	Southwestern Energy Company[d]	216,077
4,800	Total SA	347,279
2,300	Whiting Petroleum Corporation[d]	184,575

	Total	4,930,855

Financials (13.3%)
9,997	Aberdeen Asia-Pacific Income Fund, Inc.	62,781
3,042	Aflac, Inc.	189,364
3,400	Australia & New Zealand Banking Group, Ltd.	106,911
37,600	Bank Leumi Le-Israel BMd	146,548
1,919	Bank of Nova Scotia	127,939
10,000	Citigroup, Inc.	471,000
2,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	39,666
3,738	Coresite Realty Corporation	123,616
1,500	Daito Trust Construction Company, Ltd.	176,384
25,000	Daiwa Securities Group, Inc.	216,607
5,100	Discover Financial Services	316,098
1,400	Erie Indemnity Company	105,364
10,250	F.N.B. Corporation	131,405
10,900	Fifth Third Bancorp	232,715
7,350	First Financial Bancorp	126,494
15,350	First Niagara Financial Group, Inc.	134,159
720	First Trust High Income Long/Short Fund	13,068
3,150	Hancock Holding Company	111,258
11,600	Hang Seng Bank, Ltd.	189,422
3,450	Horace Mann Educators Corporation	107,881
42,112	HSBC Holdings plc	427,227
16,550	Huntington Bancshares, Inc.	157,887

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (68.3%)	Value
Financials (13.3%) - continued
4,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	$50,560
4,925	iShares J.P. Morgan USD Emerging Markets Bond ETF	567,705
4,150	iShares MSCI Emerging Markets Minimum Volatility ETF	249,457
13,473	iShares S&P U.S. Preferred Stock Index Fund	537,707
69,500	Israel Discount Bank, Ltd.[d]	117,660
14,150	KeyCorp	202,769
3,050	Lazard, Ltd.	157,258
9,550	Maiden Holdings, Ltd.	115,460
9,600	Mediolanum SPA	73,929
11,462	MFS Intermediate Income Trust	60,519
11,100	National Australia Bank, Ltd.	343,088
6,968	Nuveen Quality Preferred Income Fund II	62,921
18,944	PowerShares Preferred Portfolio	277,151
4,250	Prudential Financial, Inc.	377,272
8,900	Radian Group, Inc.	131,809
9,700	Regions Financial Corporation	103,014
6,272	Royal Bank of Canada	448,365
8,800	Sumitomo Mitsui Financial Group, Inc.	369,221
1,200	Swiss Re AG	106,701
7,733	Templeton Global Income Fund	63,875
8,498	Toronto-Dominion Bank	437,463
8,612	U.S. Bancorp	373,072
4,400	Vanguard MSCI Emerging Markets ETF	189,772
1,100	Vanguard Short-Term Corporate Bond ETF	88,407
3,150	W.R. Berkley Corporation	145,877
12,266	Wells Fargo & Company	644,701
3,509	Western Asset Emerging Markets Debt Fund, Inc.	64,495
6,718	Western Asset High Income Opportunity Fund, Inc.	40,980
1,100	Zurich Insurance Group AGd	331,305

	Total	10,446,307

Health Care (8.5%)
6,950	AbbVie, Inc.	392,258
1,800	Actelion, Ltd.	227,826
14,200	Affymetrix, Inc.[d]	126,522
1,831	Albany Molecular Research, Inc.[d]	36,840
2,506	AmerisourceBergen Corporation	182,086
1,300	Bayer AG	183,395
1,050	Biogen Idec, Inc.[d]	331,075
1,232	Boiron SA	107,140
17,550	Boston Scientific Corporation[d]	224,113
6,100	Bruker Corporation[d]	148,047
4,700	Capital Senior Living Corporation[d]	112,048
5,000	CSL, Ltd.	313,866
2,708	Eli Lilly and Company	168,356
23,500	Fisher & Paykel Healthcare Corporation, Ltd.	97,733
17,641	GlaxoSmithKline plc	469,693
4,950	Globus Medical, Inc.[d]	118,404
3,850	HCA Holdings, Inc.[d]	217,063
6,000	Healthways, Inc.[d]	105,240
3,100	ICON plc[d]	146,041
4,502	Johnson & Johnson	470,999
1,400	Lonza Group AG	152,248
850	McKesson Corporation	158,278
4,500	Medicines Company[d]	130,770
6,700	Merck & Company, Inc.	387,595
18,351	Pfizer, Inc.	544,658
4,300	PharMerica Corporation[d]	122,937
2,400	Quintiles Transnational Holdings, Inc.[d]	127,896
6,000	Recordati SPA	100,835
800	Roche Holding AG	238,366
600	Roche Holding AG	175,271
2,900	WellPoint, Inc.	312,069

	Total	6,629,668

Industrials (8.4%)
3,016	3M Company	432,012
4,650	AAR Corporation	128,154
5,000	Abertis Infraestructuras SA	115,031
3,050	Altra Industrial Motion Corporation	110,990
3,800	Caterpillar, Inc.	412,946
4,200	easyJet plc	98,081
7,413	Exelis, Inc.	125,873
24,550	General Electric Company	645,174
200	Georg Fischer AGd	143,147
30,000	Hanwa Company, Ltd.	129,941
20,000	Hutchison Whampoa, Ltd.	273,531
18,200	ITOCHU Corporation	233,648
4,200	KAR Auction Services, Inc.	133,854
13,000	Kinden Corporation	126,501
4,800	KONE Oyj	200,141
2,148	Lockheed Martin Corporation	345,248
8,800	Meritor, Inc.[d]	114,752
5,600	Nordex SEd	124,037
999	Northrop Grumman Corporation	119,510
2,650	Oshkosh Corporation	147,155
2,046	Osterreichische Post AG	101,628
3,000	Patrick Industries, Inc.[d]	139,770
5,500	Quad/Graphics, Inc.	123,035
2,664	Randstad Holding NV	144,413
2,976	Raytheon Company	274,536
10,800	Republic Airways Holdings, Inc.[d]	117,072
2,800	Safran SA	183,301
3,500	Siemens AG	462,120
9,000	Southwest Airlines Company	241,740
1,935	Stantec, Inc.	119,830
34,000	Toda Corporation	132,215
10,000	TOTO, Ltd.	134,860
2,400	Woodward, Inc.	120,432
5,800	WS Atkins plc	130,827

	Total	6,585,505

Information Technology (11.3%)
1,550	Accenture plc	125,302
3,200	Akamai Technologies, Inc.[d]	195,392
3,800	Ambarella, Inc.[d]	118,484
11,450	Apple, Inc.	1,064,048
5,900	AVG Technologies NVd	118,767
60,961	Blinkx plc[d]	66,087
5,250	Booz Allen Hamilton Holding Corporation	111,510
15,350	Brocade Communications Systems, Inc.	141,220
11,750	Calix, Inc.[d]	96,115
2,600	Cap Gemini SA	185,546

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (68.3%)	Value
Information Technology (11.3%) - continued
5,124	CGI Group, Inc.[d]	$181,613
2,750	Check Point Software Technologies, Ltd.[d]	184,333
19,260	Cisco Systems, Inc.	478,611
2,800	Computer Sciences Corporation	176,960
490	Constellation Software, Inc.	124,887
4,600	CoreLogic, Inc.[d]	139,656
14,350	Corning, Inc.	314,982
7,450	eBay, Inc.[d]	372,947
5,200	Electronic Arts, Inc.[d]	186,524
14,150	EMC Corporation	372,711
7,100	FUJIFILM Holdings NPV	198,165
3,450	GameStop Corporation	139,622
7,800	Genpact, Ltd.[d]	136,734
11,550	Hewlett-Packard Company	389,004
9,000	Hitachi Kokusai Electric, Inc.	124,707
7,700	Juniper Networks, Inc.[d]	188,958
500	Keyence Corporation	218,644
3,000	Lexmark International, Inc.	144,480
3,900	ManTech International Corporation	115,128
10,000	Marvell Technology Group, Ltd.	143,300
2,797	Melexis NV	124,012
9,573	ModusLink Global Solutions, Inc.[d]	35,803
5,250	NetApp, Inc.	191,730
3,000	NXP Semiconductors NVd	198,540
3,167	Open Text Corporation	151,961
4,723	Oracle Corporation	191,423
5,450	Pegasystems, Inc.	115,104
9,650	Polycom, Inc.[d]	120,914
5,950	Sanmina Corporation[d]	135,541
3,700	SAP AG ADR	285,102
3,000	Seiko Epson Corporation	127,633
7,900	Texas Instruments, Inc.	377,541
4,200	Trend Micro, Inc.	138,398
1,300	Wincor Nixdorf AG	74,037

	Total	8,822,176

Materials (2.2%)
217,113	Arrium, Ltd.	163,318
7,400	Dow Chemical Company	380,804
10,200	James Hardie Industries plc	133,068
86,000	Kobe Steel, Ltd.	129,340
7,000	Nippon Paint Company, Ltd.	148,214
7,600	Rio Tinto plc	410,354
34,000	Sumitomo Osaka Cement Company, Ltd.	129,321
26,000	Tosoh Corporation	126,104
2,700	Voestalpine AG	128,717

	Total	1,749,240

Telecommunications Services (2.3%)
3,559	AT&T, Inc.	125,846
75,300	Bezeq Israel Telecommunication Corporation, Ltd.	140,931
36,600	BT Group plc	240,500
4,300	Nippon Telegraph & Telephone Corporation	268,010
20,500	QSC AG	88,047
86,000	Singapore Telecommunications, Ltd.	265,800
3,758	Verizon Communications, Inc.	183,879
108,645	Vodafone Group plc	363,120
27,450	Vonage Holdings Corporation[d]	102,937

	Total	1,779,070

Utilities (2.4%)
99,000	A2A SPA	114,010
38,300	Electricidade de Portugal SA	192,175
4,237	Empire District Electric Company	108,806
3,500	Endesa SA	135,334
7,200	Fortum Oyj	193,334
5,900	Gas Natural SDG SA	186,400
12,700	GDF Suez	349,905
29,500	Iberdrola SA	225,661
3,483	Otter Tail Corporation	105,500
7,700	Suez Environnement Company SA	147,302
5,000	Verbund AG	96,844

	Total	1,855,271

	Total Common Stock (cost $50,757,806)	53,447,518

Principal Amount	Long-Term Fixed Income (13.7%)
Asset-Backed Securities (0.3%)
	Bayview Opportunity Master Fund Trust IIB, LP
139,876	3.950%, 1/28/2034[g]	140,098
	Countrywide Asset-Backed Certificates
61,486	5.530%, 4/25/2047	59,198

	Total	199,296

Basic Materials (0.4%)
	Anglo American Capital plc
9,000	1.176%, 4/15/2016[e,h]	9,029
	ArcelorMittal
25,000	6.000%, 3/1/2021	27,062
	Dow Chemical Company
10,000	8.550%, 5/15/2019	12,853
	First Quantum Minerals, Ltd.
30,000	7.000%, 2/15/2021[h]	30,862
	FMG Resources Pty. Ltd.
26,748	6.875%, 2/1/2018[h]	28,085
	Freeport-McMoRan Copper & Gold, Inc.
12,000	2.375%, 3/15/2018	12,179
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
26,748	8.875%, 2/1/2018	27,818
	Ineos Finance plc
31,000	7.500%, 5/1/2020[h]	33,751
	LyondellBasell Industries NV
10,000	5.000%, 4/15/2019	11,280
	Mosaic Company
8,000	3.750%, 11/15/2021	8,321
	NOVA Chemicals Corporation
40,122	5.250%, 8/1/2023[h]	43,833
	Sappi Papier Holding GmbH
35,000	6.625%, 4/15/2021[h]	36,925
	Trinseo Materials Operating SCA
30,000	8.750%, 2/1/2019	32,325

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Basic Materials (0.4%) - continued
	Vale Overseas, Ltd.
$ 12,000	6.250%, 1/23/2017	$13,428
	Xstrata Finance Canada, Ltd.
8,000	2.050%, 10/23/2015[h]	8,091

	Total	335,842

Capital Goods (0.4%)
	BAE Systems plc
14,000	3.500%, 10/11/2016[h]	14,571
	Cemex Finance, LLC
26,748	9.375%, 10/12/2017[h]	31,462
	CNH Capital, LLC
26,748	3.625%, 4/15/2018	27,316
	Crown Americas Capital Corporation IV
30,000	4.500%, 1/15/2023	29,220
	Harsco Corporation
12,000	2.700%, 10/15/2015	12,105
	Ingersoll-Rand Global Holding Company, Ltd.
16,000	6.875%, 8/15/2018	19,063
	L-3 Communications Corporation
13,000	1.500%, 5/28/2017	13,018
	Martin Marietta Materials, Inc.
16,000	1.331%, 6/30/2017[c,e,h]	15,991
	Nortek, Inc.
26,748	8.500%, 4/15/2021	29,557
	Reynolds Group Issuer, Inc.
26,748	9.875%, 8/15/2019	29,623
	Roper Industries, Inc.
11,000	2.050%, 10/1/2018	11,018
	Textron, Inc.
14,000	4.625%, 9/21/2016	15,007
	United Rentals North America, Inc.
33,000	7.375%, 5/15/2020	36,465

	Total	284,416

Collateralized Mortgage Obligations (2.9%)
	Alternative Loan Trust
171,214	5.500%, 10/25/2035	153,192
	Banc of America Alternative Loan Trust
75,370	6.000%, 11/25/2035	64,013
	Citigroup Mortgage Loan Trust, Inc.
33,968	2.749%, 3/25/2037	25,459
	Countrywide Alternative Loan Trust
96,577	6.500%, 8/25/2036	70,839
301,533	6.000%, 4/25/2037	232,573
	Credit Suisse First Boston Mortgage Securities Corporation
75,419	5.250%, 10/25/2035	75,079
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
83,113	5.500%, 11/25/2035	77,480
	HomeBanc Mortgage Trust
55,355	2.240%, 4/25/2037	41,205
	J.P. Morgan Alternative Loan Trust
108,107	6.500%, 3/25/2036	94,798
	J.P. Morgan Mortgage Trust
103,673	2.243%, 6/25/2035	104,486
121,358	2.680%, 6/25/2035	123,817
85,290	2.847%, 8/25/2035	85,672
104,117	2.626%, 1/25/2037	93,060
	MortgageIT Trust
86,884	0.412%, 12/25/2035[e]	81,292
	New York Mortgage Trust
99,153	2.696%, 5/25/2036	90,249
	Residential Accredit Loans, Inc.
91,832	5.750%, 9/25/2035	83,220
	RFMSI Trust
114,893	6.000%, 7/25/2037	105,238
	Structured Adjustable Rate Mortgage Loan Trust
103,980	2.672%, 9/25/2035	89,356
	Structured Asset Mortgage Investments, Inc.
145,927	0.462%, 12/25/2035[e]	115,447
	Vericrest Opportunity Loan Transferee
166,278	3.625%, 3/25/2054[g]	167,240
	WaMu Mortgage Pass Through Certificates
84,236	2.383%, 10/25/2036	73,486
	Wells Fargo Mortgage Backed Securities Trust
91,381	2.613%, 3/25/2036	91,509
74,861	2.609%, 7/25/2036	70,768
80,313	6.000%, 7/25/2037	80,051

	Total	2,289,529

Communications Services (1.1%)
	AMC Networks, Inc.
26,748	7.750%, 7/15/2021	29,924
	America Movil SAB de CV
10,000	5.000%, 10/16/2019	11,243
	American Tower Corporation
16,000	7.000%, 10/15/2017	18,620
	British Telecommunications plc
12,000	1.250%, 2/14/2017	12,011
	CBS Corporation
15,000	8.875%, 5/15/2019	19,446
	CC Holdings GS V, LLC
21,000	2.381%, 12/15/2017	21,385
	CCO Holdings, LLC
26,748	7.000%, 1/15/2019	28,219
	CenturyLink, Inc.
35,000	6.450%, 6/15/2021	37,975
	Cequel Communications Escrow 1, LLC
30,000	6.375%, 9/15/2020[h]	31,875
	Columbus International, Inc.
30,000	7.375%, 3/30/2021[h]	32,325
	Cox Communications, Inc.
12,000	9.375%, 1/15/2019[h]	15,541
	Digicel, Ltd.
26,748	6.000%, 4/15/2021[h]	27,617
	DIRECTV Holdings, LLC
11,000	3.500%, 3/1/2016	11,478
10,000	5.875%, 10/1/2019	11,631

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Communications Services (1.1%) - continued
	Hughes Satellite Systems Corporation
$ 33,000	6.500%, 6/15/2019	$36,795
	Intelsat Jackson Holdings SA
26,748	7.250%, 10/15/2020	28,821
	Level 3 Financing, Inc.
33,000	8.625%, 7/15/2020	36,960
	Nara Cable Funding, Ltd.
25,000	8.875%, 12/1/2018[h]	26,687
	NBC Universal Enterprise, Inc.
14,000	1.662%, 4/15/2018[h]	13,991
	Numericable Group SA
30,000	6.000%, 5/15/2022[h]	31,200
	SBA Tower Trust
16,000	5.101%, 4/17/2017[h]	17,133
	Sprint Communications, Inc.
26,748	9.000%, 11/15/2018[h]	32,432
	Telefonica Emisiones SAU
10,000	3.992%, 2/16/2016	10,470
12,000	3.192%, 4/27/2018	12,541
	Time Warner Cable, Inc.
26,000	5.000%, 2/1/2020	29,136
	T-Mobile USA, Inc.
40,000	6.633%, 4/28/2021	43,300
	Univision Communications, Inc.
40,000	7.875%, 11/1/2020[h]	44,000
	UPCB Finance V, Ltd.
40,000	7.250%, 11/15/2021[h]	44,000
	Verizon Communications, Inc.
20,000	2.500%, 9/15/2016	20,615
10,000	1.981%, 9/14/2018[e]	10,551
16,000	3.650%, 9/14/2018	17,112
8,000	2.550%, 6/17/2019	8,116
	WideOpenWest Finance, LLC
40,000	10.250%, 7/15/2019	44,950
	Wind Acquisition Finance SA
30,000	7.375%, 4/23/2021[h]	32,025
	Windstream Corporation
25,000	7.750%, 10/1/2021	27,312

	Total	877,437

Consumer Cyclical (0.8%)
	AMC Entertainment, Inc.
32,000	5.875%, 2/15/2022	33,280
	Brookfield Residential Properties, Inc.
30,000	6.125%, 7/1/2022[h]	31,200
	Chrysler Group, LLC
26,748	8.250%, 6/15/2021	30,225
	Cinemark USA, Inc.
31,000	4.875%, 6/1/2023	30,923
	Daimler Finance North America, LLC
9,000	1.875%, 1/11/2018[h]	9,082
	Delphi Corporation
12,000	6.125%, 5/15/2021	13,411
	ERAC USA Finance, LLC
16,000	2.350%, 10/15/2019[h]	15,983
	Ford Motor Credit Company, LLC
7,000	3.984%, 6/15/2016	7,397
12,000	1.500%, 1/17/2017	12,065
10,000	3.000%, 6/12/2017	10,432
16,000	5.000%, 5/15/2018	17,799
	General Motors Company
12,000	3.500%, 10/2/2018[h]	12,270
	General Motors Financial Company, Inc.
26,748	3.250%, 5/15/2018	27,149
	GLP Capital, LP
60,000	4.875%, 11/1/2020[h]	61,800
	Hilton Worldwide Finance, LLC
25,000	5.625%, 10/15/2021[h]	26,563
	Hyundai Capital America
12,000	1.450%, 2/6/2017[h]	12,045
	Jaguar Land Rover Automotive plc
33,000	5.625%, 2/1/2023[h]	35,063
	KB Home
29,000	4.750%, 5/15/2019	29,218
	L Brands, Inc.
33,000	6.625%, 4/1/2021	37,496
	Macy’s Retail Holdings, Inc.
14,000	7.450%, 7/15/2017	16,437
	Nissan Motor Acceptance Corporation
8,000	0.777%, 3/3/2017[e,h]	8,023
	Royal Caribbean Cruises, Ltd.
26,748	5.250%, 11/15/2022	28,085
	Toll Brothers Finance Corporation
20,000	4.000%, 12/31/2018	20,600
	TRW Automotive, Inc.
9,000	7.250%, 3/15/2017[h]	10,238
	West Corporation
26,748	8.625%, 10/1/2018	28,420
35,000	5.375%, 7/15/2022[c,h]	34,650
	Wynn Las Vegas, LLC
33,000	5.375%, 3/15/2022	34,361

	Total	634,215

Consumer Non-Cyclical (0.9%)
	AbbVie, Inc.
9,000	2.000%, 11/6/2018	8,989
	Altria Group, Inc.
18,000	9.700%, 11/10/2018	23,586
	Anheuser-Busch InBev Worldwide, Inc.
12,000	7.750%, 1/15/2019	14,825
	Beam, Inc.
10,000	5.375%, 1/15/2016	10,645
	Boston Scientific Corporation
12,000	2.650%, 10/1/2018	12,267
	CareFusion Corporation
13,000	1.450%, 5/15/2017	12,990
	Celgene Corporation
20,000	1.900%, 8/15/2017	20,292
	CHS/Community Health Systems, Inc.
33,000	7.125%, 7/15/2020	35,722
	ConAgra Foods, Inc.
25,000	2.100%, 3/15/2018	25,080
	Cott Beverages, Inc.
30,000	5.375%, 7/1/2022[h]	30,075
	Coventry Health Care, Inc.
8,000	5.950%, 3/15/2017	8,995
	CVS Caremark Corporation
10,000	2.250%, 12/5/2018	10,122

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Consumer Non-Cyclical (0.9%) - continued
	Express Scripts Holding Company
$ 12,000	2.650%, 2/15/2017	$12,467
	Forest Laboratories, Inc.
15,000	4.375%, 2/1/2019[h]	16,182
	Fresenius Medical Care US Finance, Inc.
26,748	5.750%, 2/15/2021[h]	29,222
	Gilead Sciences, Inc.
8,000	3.050%, 12/1/2016	8,383
	Hawk Acquisition Sub, Inc.
33,000	4.250%, 10/15/2020	33,206
	HCA, Inc.
26,748	4.750%, 5/1/2023	26,715
	IMS Health, Inc.
30,000	6.000%, 11/1/2020[h]	31,500
	JBS Finance II, Ltd.
26,748	8.250%, 1/29/2018[g]	28,353
	Kroger Company
20,000	1.200%, 10/17/2016	20,066
	Lorillard Tobacco Company
12,000	8.125%, 6/23/2019	14,961
	McKesson Corporation
18,000	1.292%, 3/10/2017	18,048
	Medco Health Solutions, Inc.
7,000	7.125%, 3/15/2018	8,269
	Mondelez International, Inc.
8,000	2.250%, 2/1/2019	8,055
	Mylan, Inc.
16,000	1.350%, 11/29/2016	16,027
	Pernod Ricard SA
10,000	2.950%, 1/15/2017[h]	10,399
10,000	5.750%, 4/7/2021[h]	11,495
	Perrigo Company, Ltd.
6,000	1.300%, 11/8/2016[h]	5,991
10,000	2.300%, 11/8/2018[h]	9,996
	Revlon Consumer Products Corporation
26,748	5.750%, 2/15/2021	27,484
	SABMiller plc
12,000	6.500%, 7/15/2018[h]	14,043
	Safeway, Inc.
16,000	3.400%, 12/1/2016	16,837
	Spectrum Brands Escrow Corporation
33,000	6.375%, 11/15/2020	35,475
	Tenet Healthcare Corporation
30,000	8.125%, 4/1/2022	34,725
	Thermo Fisher Scientific, Inc.
12,000	1.300%, 2/1/2017	12,018
12,000	2.400%, 2/1/2019	12,122
	Valeant Pharmaceuticals International
26,748	7.250%, 7/15/2022[h]	28,888
	VPII Escrow Corporation
25,000	7.500%, 7/15/2021[h]	27,687

	Total	732,202

Energy (0.7%)
	BP Capital Markets plc
12,000	0.643%, 11/7/2016[e]	12,056
	Buckeye Partners, LP
20,000	2.650%, 11/15/2018	20,334
	CNOOC Nexen Finance 2014 ULC
10,000	1.625%, 4/30/2017	10,026
	CNPC General Capital, Ltd.
13,000	2.750%, 4/19/2017[h]	13,337
	Concho Resources, Inc.
26,748	6.500%, 1/15/2022	29,490
	Continental Resources, Inc.
16,000	7.125%, 4/1/2021	18,120
	Devon Energy Corporation
12,000	1.200%, 12/15/2016	12,036
	Enbridge, Inc.
8,000	0.678%, 6/2/2017[e]	8,016
	Energy Transfer Partners, LP
10,000	6.700%, 7/1/2018	11,709
	Energy XXI Gulf Coast, Inc.
35,000	7.750%, 6/15/2019	37,450
	EQT Corporation
10,000	8.125%, 6/1/2019	12,512
	Harvest Operations Corporation
26,748	6.875%, 10/1/2017	29,022
	Hess Corporation
8,000	8.125%, 2/15/2019	10,064
	Kodiak Oil & Gas Corporation
26,748	5.500%, 1/15/2021	27,885
	Linn Energy, LLC
25,000	6.250%, 11/1/2019[h]	26,187
26,748	8.625%, 4/15/2020	28,888
	Lukoil International Finance BV
10,000	3.416%, 4/24/2018[h]	9,925
	MEG Energy Corporation
33,000	6.375%, 1/30/2023[h]	35,062
	Oasis Petroleum, Inc.
33,000	6.875%, 1/15/2023	35,970
	Offshore Group Investment, Ltd.
40,000	7.500%, 11/1/2019	42,300
	Petrobras Global Finance BV
12,000	2.000%, 5/20/2016	12,017
30,000	3.112%, 3/17/2020[e]	30,823
	Range Resources Corporation
37,715	5.000%, 8/15/2022	39,978
	Suncor Energy, Inc.
8,000	6.100%, 6/1/2018	9,285
	Transocean, Inc.
13,000	6.000%, 3/15/2018	14,684
	Weatherford International, Ltd.
11,000	6.000%, 3/15/2018	12,516
6,000	9.625%, 3/1/2019	7,874

	Total	557,566

Financials (1.9%)
	Abbey National Treasury Services plc
10,000	3.050%, 8/23/2018	10,472
	ABN AMRO Bank NV
12,000	2.500%, 10/30/2018[h]	12,176
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	42,450
	American International Group, Inc.
20,000	8.250%, 8/15/2018	24,848
	ANZ New Zealand International, Ltd.
12,000	1.400%, 4/27/2017[h]	12,023

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Financials (1.9%) - continued
	Aviation Capital Group Corporation
$ 8,000	3.875%, 9/27/2016[h]	$8,280
	Bank of America Corporation
18,000	5.750%, 8/15/2016	19,639
18,000	5.700%, 5/2/2017	19,975
20,000	5.750%, 12/1/2017	22,558
8,000	2.000%, 1/11/2018	8,052
31,000	1.300%, 3/22/2018[e]	31,399
25,000	5.650%, 5/1/2018	28,338
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
16,000	0.640%, 3/10/2017[e,h]	15,996
	Banque Federative du Credit Mutuel SA
12,000	1.078%, 1/20/2017[e,h]	12,103
	Barclays Bank plc
8,000	5.140%, 10/14/2020	8,762
	BB&T Corporation
16,000	2.050%, 6/19/2018	16,176
	BBVA Banco Continental SA
16,000	2.250%, 7/29/2016[h]	16,120
	BBVA US Senior SAU
17,000	4.664%, 10/9/2015	17,774
	Bear Stearns Companies, LLC
20,000	6.400%, 10/2/2017	23,059
	BNP Paribas SA
14,000	1.250%, 12/12/2016	14,018
12,000	2.375%, 9/14/2017	12,288
	BPCE SA
12,000	1.625%, 2/10/2017	12,088
	Branch Banking and Trust Company
12,000	0.657%, 12/1/2016[e]	12,040
	Caixa Economica Federal
35,000	4.250%, 5/13/2019[h]	35,333
	Capital One Financial Corporation
14,000	6.150%, 9/1/2016	15,493
	CIT Group, Inc.
30,000	3.875%, 2/19/2019	30,468
	Citigroup, Inc.
33,000	5.500%, 2/15/2017	36,292
15,000	6.000%, 8/15/2017	16,978
12,000	8.500%, 5/22/2019	15,338
	Credit Agricole SA
12,000	1.625%, 4/15/2016[h]	12,159
	CyrusOne, LP
26,748	6.375%, 11/15/2022	28,821
	DDR Corporation
8,000	9.625%, 3/15/2016	9,154
	Denali Borrower, LLC
52,000	5.625%, 10/15/2020[h]	55,120
	Deutsche Bank AG
15,000	1.350%, 5/30/2017	14,995
	Discover Bank
4,000	8.700%, 11/18/2019	5,084
	Discover Financial Services
8,000	6.450%, 6/12/2017	9,100
	Fifth Third Bancorp
20,000	5.450%, 1/15/2017	21,924
	General Electric Capital Corporation
18,000	0.504%, 5/15/2017[e]	18,015
13,000	5.625%, 9/15/2017	14,716
7,000	1.625%, 4/2/2018	7,011
	Genworth Financial, Inc.
13,000	7.700%, 6/15/2020	16,021
	Goldman Sachs Group, Inc.
13,000	6.250%, 9/1/2017	14,800
16,000	2.375%, 1/22/2018	16,249
8,000	2.625%, 1/31/2019	8,109
12,000	7.500%, 2/15/2019	14,644
	Hartford Financial Services Group, Inc.
17,000	6.000%, 1/15/2019	19,727
	HBOS plc
16,000	6.750%, 5/21/2018[h]	18,432
	HCP, Inc.
8,000	3.750%, 2/1/2016	8,362
10,000	3.750%, 2/1/2019	10,656
	Health Care REIT, Inc.
10,000	4.700%, 9/15/2017	10,939
	HSBC Finance Corporation
16,000	6.676%, 1/15/2021	19,134
	Huntington National Bank
7,000	1.300%, 11/20/2016	7,030
	Icahn Enterprises, LP
45,000	6.000%, 8/1/2020	48,206
	ING Capital Funding Trust III
10,000	3.834%, 12/29/2049[e,i]	10,000
	International Lease Finance Corporation
10,000	2.181%, 6/15/2016[e]	10,062
30,000	5.875%, 4/1/2019	33,000
	Intesa Sanpaolo SPA
7,000	3.625%, 8/12/2015[h]	7,152
4,000	3.875%, 1/16/2018	4,216
15,000	3.875%, 1/15/2019	15,731
	J.P. Morgan Chase & Company
16,000	3.450%, 3/1/2016	16,696
8,000	0.744%, 2/15/2017[e]	8,029
15,000	2.000%, 8/15/2017	15,254
8,000	6.300%, 4/23/2019	9,459
16,000	7.900%, 4/29/2049[i]	17,880
	KeyCorp
12,000	2.300%, 12/13/2018	12,140
	Kookmin Bank
12,000	1.103%, 1/27/2017[e,h]	12,065
	Liberty Mutual Group, Inc.
4,000	5.000%, 6/1/2021[h]	4,400
	Liberty Property, LP
17,000	5.500%, 12/15/2016	18,561
	Macquarie Bank, Ltd.
9,000	5.000%, 2/22/2017[h]	9,808
	Mizuho Corporate Bank, Ltd.
14,000	1.550%, 10/17/2017[h]	13,985
	Morgan Stanley
15,000	1.750%, 2/25/2016	15,213
20,000	6.250%, 8/28/2017	22,794
16,000	6.625%, 4/1/2018	18,704
10,000	4.875%, 11/1/2022	10,734
	Murray Street Investment Trust I
24,000	4.647%, 3/9/2017	25,939
	National City Corporation
8,000	6.875%, 5/15/2019	9,555

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Financials (1.9%) - continued
	Nomura Holdings, Inc.
$ 12,000	2.000%, 9/13/2016	$12,196
8,000	2.750%, 3/19/2019	8,138
	PNC Bank NA
16,000	1.150%, 11/1/2016	16,083
	Prologis, LP
10,000	6.625%, 5/15/2018	11,671
	Realty Income Corporation
12,000	2.000%, 1/31/2018	12,057
	Regions Bank
16,000	7.500%, 5/15/2018	19,043
	Reinsurance Group of America, Inc.
16,000	5.625%, 3/15/2017	17,472
	Royal Bank of Scotland Group plc
12,000	5.050%, 1/8/2015	12,222
9,000	1.174%, 3/31/2017[e]	9,044
	Santander US Debt SAU
15,000	3.781%, 10/7/2015[h]	15,494
	SLM Corporation
8,000	6.250%, 1/25/2016	8,500
	Societe Generale SA
12,000	5.750%, 4/20/2016[h]	12,875
	Sumitomo Mitsui Banking Corporation
24,000	1.300%, 1/10/2017	24,041
	Suncorp-Metway, Ltd.
8,000	0.934%, 3/28/2017[e,h]	8,000
	Swiss RE Capital I, LP
12,000	6.854%, 5/29/2049[h,i]	12,840
	Ventas Realty, LP
9,000	1.550%, 9/26/2016	9,092
9,000	1.250%, 4/17/2017	9,001
	Voya Financial, Inc.
12,000	2.900%, 2/15/2018	12,435
	Wells Fargo & Company
8,000	1.250%, 7/20/2016	8,069

	Total	1,518,594

Foreign Government (<0.1%)
	Uruguay Government International Bond
21,000	5.100%, 6/18/2050	20,737

	Total	20,737

Mortgage-Backed Securities (3.1%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
150,000	3.000%, 7/1/2029[c]	155,484
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
50,000	4.000%, 7/1/2044[c]	52,969
	Federal National Mortgage Association Conventional 15- Yr. Pass Through
250,000	3.500%, 8/1/2029[c]	264,297
	Federal National Mortgage Association Conventional 30- Yr. Pass Through
700,000	3.500%, 7/1/2044[c]	720,563
650,000	4.000%, 7/1/2044[c]	689,812
525,000	4.500%, 8/1/2044[c]	567,267

	Total	2,450,392

Technology (0.3%)
	Alliance Data Systems Corporation
26,748	6.375%, 4/1/2020[h]	28,487
	Amkor Technology, Inc.
25,000	6.625%, 6/1/2021	26,625
	BMC Software Finance, Inc.
26,748	8.125%, 7/15/2021[h]	27,517
	EMC Corporation
8,000	1.875%, 6/1/2018	8,053
	Fidelity National Information Services, Inc.
15,000	1.450%, 6/5/2017	14,982
	First Data Corporation
26,748	7.375%, 6/15/2019[h]	28,721
	Freescale Semiconductor, Inc.
40,000	6.000%, 1/15/2022[h]	42,600
	Hewlett-Packard Company
12,000	5.400%, 3/1/2017	13,299
	Iron Mountain, Inc.
26,748	6.000%, 8/15/2023	28,921
	Tyco Electronics Group SA
16,000	6.550%, 10/1/2017	18,515
	Xerox Corporation
16,000	7.200%, 4/1/2016	17,647

	Total	255,367

Transportation (0.2%)
	American Airlines Pass Through Trust
7,763	4.950%, 1/15/2023[h]	8,404
	Avis Budget Car Rental, LLC
15,000	5.125%, 6/1/2022[h]	15,019
	Continental Airlines, Inc.
24,037	6.250%, 4/11/2020	26,350
	Delta Air Lines, Inc.
10,877	4.950%, 5/23/2019	11,747
8,968	4.750%, 5/7/2020	9,730
	Hertz Corporation
33,000	6.750%, 4/15/2019	34,980
	Korea Expressway Corporation
13,000	1.625%, 4/28/2017[h]	12,986
	United Air Lines, Inc.
8,657	10.400%, 11/1/2016	9,848

	Total	129,064

U.S. Government and Agencies (0.2%)
	U.S. Treasury Notes
65,000	0.250%, 9/30/2015	65,069
60,000	0.375%, 5/31/2016	59,946

	Total	125,015

Utilities (0.5%)
	Access Midstream Partners, LP
40,000	4.875%, 5/15/2023	42,150
	AES Corporation
26,748	7.375%, 7/1/2021	31,295
	Atlas Pipeline Partners, LP
33,000	4.750%, 11/15/2021	32,340

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (13.7%)	Value
Utilities (0.5%) - continued
	Commonwealth Edison Company
$ 9,000	6.950%, 7/15/2018	$10,642
	DCP Midstream Operating, LP
10,000	2.500%, 12/1/2017	10,287
	Dominion Resources, Inc.
16,000	1.250%, 3/15/2017	16,063
	Electricite de France
12,000	0.688%, 1/20/2017[e,h]	12,049
	Enel Finance International NV
10,000	5.125%, 10/7/2019[h]	11,259
	Exelon Generation Company, LLC
8,000	5.200%, 10/1/2019	8,997
	MidAmerican Energy Holdings Company
16,000	1.100%, 5/15/2017	15,935
8,000	5.750%, 4/1/2018	9,156
	NiSource Finance Corporation
16,000	6.400%, 3/15/2018	18,383
	NRG Energy, Inc.
26,748	6.625%, 3/15/2023	28,955
	ONEOK Partners, LP
10,000	2.000%, 10/1/2017	10,136
10,000	3.200%, 9/15/2018	10,434
	Pacific Gas & Electric Company
10,000	5.625%, 11/30/2017	11,308
	Panhandle Eastern Pipe Line Company, LP
12,000	6.200%, 11/1/2017	13,605
	PG&E Corporation
8,000	2.400%, 3/1/2019	8,072
	PPL Capital Funding, Inc.
16,000	1.900%, 6/1/2018	15,988
	TransAlta Corporation
15,000	1.900%, 6/3/2017	15,059
	Williams Companies, Inc.
16,000	7.875%, 9/1/2021	19,864

	Total	351,977

	Total Long-Term Fixed Income (cost $10,496,690)	10,761,649

Shares or Principal Amount	Short-Term Investments (11.9%)[j]
	Federal Home Loan Bank Discount Notes
200,000	0.075%, 07/09/2014[k]	199,997
300,000	0.058%, 07/30/2014[k]	299,986
	Thrivent Cash Management Trust
8,823,580	0.050%	8,823,580

	Total Short-Term Investments (at amortized cost)	9,323,563

	Total Investments (cost $78,388,311) 103.9%	$81,351,049

	Other Assets and Liabilities, Net (3.9%)	(3,086,400)

	Total Net Assets 100.0%	$78,264,649

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
f	Security is fair valued.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Growth and Income Plus Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 01/28/2034	1/17/2014	$139,876
JBS Finance II, Ltd., 01/29/2018	8/19/2013	27,872
Vericrest Opportunity Loan Transferee, 03/25/2054	12/11/2013	165,558

h	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $1,639,735 or 2.1% of total net assets.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2014, $499,983 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,151,253
Gross unrealized depreciation	(1,191,990)

Net unrealized appreciation (depreciation)	$2,959,263

Cost for federal income tax purposes	$78,391,786

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Growth and Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	674,950	—	674,950	—
Capital Goods	369,959	—	369,959	—
Communications Services	2,501,492	—	2,501,492	—
Consumer Cyclical	1,374,806	—	1,374,806	—
Consumer Non-Cyclical	1,025,000	—	1,025,000	—
Energy	445,741	—	445,741	—
Financials	406,960	—	406,960	—
Technology	575,135	—	575,135	—
Transportation	226,630	—	226,630	—
Utilities	217,646	—	217,646	—
Common Stock
Consumer Discretionary	7,010,830	3,222,551	3,788,279	—
Consumer Staples	3,638,596	2,352,933	1,268,022	17,641
Energy	4,930,855	2,735,216	2,195,639	—
Financials	10,446,307	6,827,537	3,618,770	—
Health Care	6,629,668	4,563,295	2,066,373	—
Industrials	6,585,505	3,732,253	2,853,252	—
Information Technology	8,822,176	6,821,384	2,000,792	—
Materials	1,749,240	380,804	1,368,436	—
Telecommunications Services	1,779,070	412,662	1,366,408	—
Utilities	1,855,271	214,306	1,640,965	—
Long-Term Fixed Income
Asset-Backed Securities	199,296	—	199,296	—
Basic Materials	335,842	—	335,842	—
Capital Goods	284,416	—	284,416	—
Collateralized Mortgage Obligations	2,289,529	—	2,289,529	—
Communications Services	877,437	—	877,437	—
Consumer Cyclical	634,215	—	634,215	—
Consumer Non-Cyclical	732,202	—	732,202	—
Energy	557,566	—	557,566	—
Financials	1,518,594	—	1,518,594	—
Foreign Government	20,737	—	20,737	—
Mortgage-Backed Securities	2,450,392	—	2,450,392	—
Technology	255,367	—	255,367	—
Transportation	129,064	—	129,064	—
U.S. Government and Agencies	125,015	—	125,015	—
Utilities	351,977	—	351,977	—
Short-Term Investments	9,323,563	8,823,580	499,983	—

Total	$81,351,049	$40,086,521	$41,246,887	$17,641

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	38,871	38,871	—	—

Total Asset Derivatives	$38,871	$38,871	$—	$—

Liability Derivatives
Futures Contracts	2,984	2,984	—	—

Total Liability Derivatives	$2,984	$2,984	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(10)	September 2014	($2,196,068)	($2,195,937)	$131
5-Yr. U.S. Treasury Bond Futures	3	September 2014	357,570	358,383	813
30-Yr. U.S. Treasury Bond Futures	1	September 2014	135,721	137,187	1,466
Mini MSCI EAFE Index Futures	31	September 2014	3,035,196	3,051,795	16,599
S&P 500 Index Mini-Futures	17	September 2014	1,639,678	1,659,540	19,862
Ultra Long Term U.S. Treasury Bond Futures	3	September 2014	452,797	449,813	(2,984)
Total Futures Contracts					$35,887

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$2,410
Total Interest Rate Contracts		2,410
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	36,461
Total Equity Contracts		36,461

Total Asset Derivatives		$38,871

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,984
Total Interest Rate Contracts		2,984

Total Liability Derivatives		$2,984

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	255,903
Total Equity Contracts		255,903
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	26,550
Total Interest Rate Contracts		26,550

Total		$282,453

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Growth and Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(574)
Total Interest Rate Contracts		(574)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(18,509)
Total Equity Contracts		(18,509)

Total		($19,083)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Growth and Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Growth and Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$4,117,449	5.8%
Interest Rate
Contracts	908,539	1.3

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$5,486,510	$23,293,002	$19,955,932	8,823,580	$8,823,580	$2,060
Total Value and Income Earned	5,486,510				8,823,580	2,060

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.6%)[a]	Value
Basic Materials (1.7%)
	Alpha Natural Resources, Inc., Term Loan
$ 492,506	3.500%, 5/22/2020	$475,475
	Arch Coal, Inc., Term Loan
618,698	6.250%, 5/16/2018	607,487
	Fortescue Metals Group, Ltd., Term Loan
559,350	3.750%, 6/30/2019	559,563
	HCA, Inc., Term Loan
655,050	2.900%, 3/31/2017	656,282
	Ineos Group Holdings, Ltd., Term Loan
633,579	3.750%, 5/4/2018	631,760
	NewPage Corporation, Term Loan
1,100,000	9.500%, 2/11/2021	1,101,375
	Tronox Pigments BV, Term Loan
822,922	0.000%, 3/19/2020[b,c]	824,156

	Total	4,856,098

Capital Goods (0.8%)
	ADS Waste Holdings, Inc., Term Loan
574,171	3.750%, 10/9/2019	571,042
	Berry Plastics Group, Inc., Term Loan
653,383	3.500%, 2/8/2020	647,601
	Rexnord, LLC, Term Loan
635,200	4.000%, 8/21/2020	634,247
	Silver II Borrower, Term Loan
601,539	4.000%, 12/13/2019	599,607

	Total	2,452,497

Communications Services (6.4%)
	Cengage Learning Aquisitions, Term Loan
673,313	7.000%, 3/31/2020	680,470
	Charter Communications Operating, LLC, Term Loan
742,500	3.000%, 1/3/2021	730,746
	Cincinnati Bell, Inc., Term Loan
570,687	4.000%, 9/10/2020	570,334
	Clear Channel Communications, Inc., Term Loan
600,000	6.900%, 1/30/2019	596,676
	Cumulus Media Holdings, Inc., Term Loan
709,788	4.250%, 12/23/2020	711,563
	Fairpoint Communications, Term Loan
633,579	7.500%, 2/14/2019[b,c]	655,367
	Grande Communications Networks, LLC, Term Loan
633,602	4.500%, 5/29/2020	631,226
	Gray Television, Inc., Term Loan
425,000	0.000%, 6/13/2021[b,c]	426,662
	Hargray Communications Group, Inc., Term Loan
514,800	4.750%, 6/26/2019	516,087
	IMG Worldwide, Inc., Term Loan
700,000	5.250%, 5/6/2021	704,200
	Integra Telecom Holdings, Inc., Term Loan
589,035	5.250%, 2/22/2019	592,128
	Intelsat Jackson Holdings SA, Term Loan
724,628	3.750%, 6/30/2019	725,230
	Level 3 Communications, Inc., Term Loan
610,000	4.000%, 8/1/2019	610,506
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
415,000	0.000%, 12/11/2021[b,c]	415,344
	LTS Buyer, LLC, Term Loan
693,000	4.000%, 4/13/2020	690,651
	MCC Georgia, LLC, Term Loan
470,000	0.000%, 6/30/2021[b,c]	470,390
	McGraw-Hill Global Education, LLC, Term Loan
599,438	5.750%, 3/22/2019	609,179
	NEP/NCP Holdco, Inc., Term Loan
655,042	0.000%, 1/22/2020	654,878
	NTelos, Inc., Term Loan
991,700	5.750%, 11/9/2019	989,103
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
574,669	5.500%, 7/31/2018	573,950
	SBA Senior Finance II, LLC, Term Loan
700,000	3.250%, 3/24/2021	695,226
	TNS, Inc., Term Loan
717,269	5.000%, 2/14/2020	719,959
	Univision Communications, Inc., Term Loan
589,057	4.000%, 3/1/2020	588,256
	Virgin Media Investment Holdings, Ltd., Term Loan
580,000	3.500%, 6/7/2020	578,005
	Visant Corporation, Term Loan
750,000	5.250%, 12/22/2016	746,437
	WideOpenWest Finance, LLC, Term Loan
603,885	4.750%, 4/1/2019	605,298
	WMG Acquisition Corporation, Term Loan
595,500	3.750%, 7/1/2020	585,454
	XO Communications, LLC, Term Loan
548,625	4.250%, 3/20/2021	551,456
	Yankee Cable Acquisition, LLC, Term Loan
600,048	4.500%, 3/1/2020	602,862
	Zayo Group, LLC, Term Loan
658,704	4.000%, 7/2/2019	659,184

	Total	18,886,827

Consumer Cyclical (3.1%)
	Bally Technologies, Inc., Term Loan
594,391	4.250%, 11/25/2020	596,620
	Booz Allen Hamilton, Inc., Term Loan
338,157	3.750%, 7/31/2019	340,106

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.6%)[a]	Value
Consumer Cyclical (3.1%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$ 583,104	4.250%, 2/23/2017	$586,264
	Ceridian Corporation, Term Loan
619,932	4.400%, 8/14/2015	620,608
	Chrysler Group, LLC, Term Loan
698,250	3.250%, 12/31/2018	695,778
	Golden Nugget, Inc., Delayed Draw
77,610	5.500%, 11/21/2019	79,065
	Golden Nugget, Inc., Term Loan
181,090	5.500%, 11/21/2019	184,485
	Hilton Worldwide Finance, LLC, Term Loan
404,079	3.500%, 10/26/2020	403,239
	J.C. Penney Corporation, Inc., Term Loan
603,900	6.000%, 5/22/2018	610,513
	Las Vegas Sands, LLC, Term Loan
522,375	3.250%, 12/19/2020	522,077
	Marina District Finance Company, Inc., Term Loan
547,250	6.750%, 8/15/2018	553,231
	MGM Resorts International, Term Loan
544,472	3.500%, 12/20/2019	542,599
	Michaels Stores, Inc. Term Loan
665,000	0.000%, 1/28/2020[b,c]	664,761
	Mohegan Tribal Gaming Authority, Term Loan
517,400	5.500%, 11/19/2019	525,378
	ROC Finance, LLC, Term Loan
744,375	5.000%, 6/20/2019	731,348
	Scientific Games International, Inc., Term Loan
606,950	4.250%, 10/18/2020	600,025
	Seminole Indian Tribe of Florida, Term Loan
555,305	3.000%, 4/29/2020[b,c]	554,150
	Toys R Us, Inc., Term Loan
603,591	5.250%, 5/25/2018	487,901

	Total	9,298,148

Consumer Non-Cyclical (2.4%)
	Albertsons, Inc., Term Loan
834,209	4.750%, 3/21/2019	837,855
	Biomet, Inc., Term Loan
560,801	3.661%, 7/25/2017	561,233
	Catalina Marketing Corporation, Term Loan
690,000	4.500%, 4/9/2021	689,710
	CHS/Community Health Systems, Inc., Term Loan
203,597	3.478%, 1/25/2017	204,020
542,653	4.250%, 1/27/2021	545,551
	Del Monte Corporation, Term Loan
658,350	3.500%, 3/9/2020	652,385
	JBS USA, LLC, Term Loan
659,266	0.000%, 5/25/2018	657,618
	Libbey Glass, Inc., Term Loan
345,000	3.750%, 4/9/2021	344,569
	Ortho-Clinical Diagnostics, Inc., Term Loan
725,000	4.750%, 6/30/2021[b,c]	730,532
	Roundy’s Supermarkets, Inc., Term Loan
659,624	5.750%, 3/3/2021	660,567
	Supervalu, Inc., Term Loan
521,458	4.500%, 3/21/2019	520,744
	Van Wagner Communications, LLC, Term Loan
538,259	6.250%, 8/3/2018	543,867

	Total	6,948,651

Energy (0.9%)
	Energy Solutions, LLC, Term Loan
825,000	6.750%, 5/29/2020	833,250
	Exgen Renewables I, LLC, Term Loan
451,205	5.250%, 2/6/2021	457,410
	McJunkin Red Man Corporation, Term Loan
526,025	5.000%, 11/8/2019	528,655
	Offshore Group Investment, Ltd., Term Loan
279,293	5.750%, 3/28/2019[b,c]	277,430
	Pacific Drilling SA, Term Loan
589,050	4.500%, 6/3/2018	590,705

	Total	2,687,450

Financials (1.1%)
	Delos Finance Sarl, Term Loan
670,000	3.500%, 3/6/2021	669,162
	DJO Finance, LLC, Term Loan
653,388	4.250%, 9/15/2017	655,433
	Harland Clarke Holdings Corporation, Term Loan
580,125	7.000%, 5/22/2018	589,192
	TransUnion, LLC, Term Loan
698,250	4.000%, 4/9/2021	697,999
	WaveDivision Holdings, LLC, Term Loan
742,462	4.000%, 10/12/2019	741,757

	Total	3,353,543

Technology (1.2%)
	Avago Technologies, Ltd., Term Loan
1,050,000	3.750%, 5/6/2021	1,052,909
	BMC Software, Inc., Term Loan
547,250	5.000%, 9/10/2020	545,997
	First Data Corporation Extended, Term Loan
670,000	4.155%, 3/23/2018	670,837
	Freescale Semiconductor, Inc., Term Loan
633,339	4.250%, 2/28/2020	633,082
	Infor US, Inc., Term Loan
744,338	3.750%, 6/3/2020	738,197

	Total	3,641,022

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (18.6%)[a]	Value
Transportation (0.6%)
	American Airlines, Inc., Term Loan
$ 1,059,300	3.750%, 6/27/2019	$1,060,327
	Delta Air Lines, Inc., Term Loan
690,000	3.500%, 4/20/2017[b,c]	687,738

	Total	1,748,065

Utilities (0.4%)
	Calpine Corporation, Term Loan
653,248	4.000%, 4/1/2018	655,084
	Intergen NV, Term Loan
589,050	5.500%, 6/15/2020	592,979

	Total	1,248,063

	Total Bank Loans (cost $55,120,823)	55,120,364

Shares	Common Stock (51.7%)

Consumer Discretionary (8.5%)
4,300	Amazon.com, Inc.[d]	1,396,554
2,700	AutoZone, Inc.[d]	1,447,848
11,500	BorgWarner, Inc.	749,685
16,300	CBS Corporation	1,012,882
117,115	Comcast Corporation	6,286,733
14,200	Dollar Tree, Inc.[d]	773,332
18,000	GNC Holdings, Inc.	613,800
53,150	Kohl’s Corporation	2,799,942
52,750	Las Vegas Sands Corporation	4,020,605
10,800	Marriott International, Inc.	692,280
42,025	MDC Partners, Inc.	903,117
18,900	NIKE, Inc.	1,465,695
17,300	Papa John’s International, Inc.	733,347
14,000	Toll Brothers, Inc.[d]	516,600
47,100	Tuesday Morning Corporation[d]	839,322
27,000	Twenty-First Century Fox, Inc.	949,050

	Total	25,200,792

Consumer Staples (3.6%)
29,500	Anheuser-Busch InBev NV ADR	3,390,730
43,047	PepsiCo, Inc.	3,845,819
37,800	Wal-Mart Stores, Inc.	2,837,646
22,300	WhiteWave Foods Company[d]	721,851

	Total	10,796,046

Energy (5.2%)
23,450	Cameron International Corporation[d]	1,587,800
6,200	Concho Resources, Inc.[d]	895,900
13,600	EOG Resources, Inc.	1,589,296
77,672	Marathon Oil Corporation	3,100,666
14,675	Schlumberger, Ltd.	1,730,916
8,400	SM Energy Company	706,440
82,250	Total SA ADR[e]	5,938,450

	Total	15,549,468

Financials (11.7%)
69,121	Aberdeen Asia-Pacific Income Fund, Inc.	434,080
3,300	Affiliated Managers Group, Inc.[d]	677,820
16,950	Alexandria Real Estate Equities, Inc.	1,315,998
20,850	Axis Capital Holdings, Ltd.	923,238
90,754	Bank of America Corporation	1,394,889
59,550	Blackstone Group, LPd	1,991,352
4,300	Boston Properties, Inc.	508,174
8,800	Camden Property Trust	626,120
31,388	Citigroup, Inc.	1,478,375
15,800	Cohen & Steers REIT and Preferred Income Fund, Inc.	284,874
34,700	DDR Corporation	611,761
6,600	Equity Residential	415,800
4,742	First Trust High Income Long/Short Fund	86,067
198,300	Genworth Financial, Inc.[d]	3,450,420
12,500	HCC Insurance Holdings, Inc.	611,750
9,300	Host Hotels & Resorts, Inc.	204,693
88,250	Invesco, Ltd.	3,331,437
28,250	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	357,080
21,030	iShares J.P. Morgan USD Emerging Markets Bond ETF	2,424,128
16,760	iShares MSCI Emerging Markets Minimum Volatility ETF	1,007,444
29,850	Lazard, Ltd.	1,539,066
21,850	Macerich Company	1,458,487
31,500	MetLife, Inc.	1,750,140
79,271	MFS Intermediate Income Trust	418,551
48,381	Nuveen Quality Preferred Income Fund II	436,880
14,600	PacWest Bancorp	630,282
17,600	Popular, Inc.[d]	601,568
4,700	Prologis, Inc.	193,123
3,100	Public Storage, Inc.	531,185
3,703	Simon Property Group, Inc.	615,735
53,482	Templeton Global Income Fund	441,761
21,550	Vanguard MSCI Emerging Markets ETF	929,452
7,775	Vanguard Short-Term Corporate Bond ETF	624,877
3,450	Visa, Inc.	726,949
1,900	Vornado Realty Trust	202,787
1,851	Washington Prime Group, Inc.[d]	34,688
24,263	Western Asset Emerging Markets Debt Fund, Inc.	445,954
46,185	Western Asset High Income Opportunity Fund, Inc.	281,729
20,100	Zions Bancorporation	592,347

	Total	34,591,061

Health Care (6.8%)
4,500	Actavis, Inc.[d]	1,003,725
18,600	Amgen, Inc.	2,201,682
14,600	Becton, Dickinson and Company	1,727,180
27,400	Covidien plc	2,470,932
15,700	Gilead Sciences, Inc.[d]	1,301,687
31,000	Hologic, Inc.[d]	785,850
4,900	Illumina, Inc.[d]	874,846
49,100	Johnson & Johnson	5,136,842
136,850	Pfizer, Inc.	4,061,708
5,600	Waters Corporation[d]	584,864

	Total	20,149,316

Industrials (5.0%)
18,000	ADT Corporation	628,920
18,978	Boeing Company	2,414,571
7,177	Caterpillar, Inc.	779,925

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (51.7%)	Value
Industrials (5.0%) - continued
46,600	Delta Air Lines, Inc.	$1,804,352
14,900	EMCOR Group, Inc.	663,497
9,200	Flowserve Corporation	684,020
16,500	HNI Corporation	645,315
6,400	Huntington Ingalls Industries, Inc.	605,376
23,500	Ingersoll-Rand plc	1,468,985
12,676	Jacobs Engineering Group, Inc.[d]	675,377
36,600	Union Pacific Corporation	3,650,850
6,300	WABCO Holdings, Inc.[d]	672,966

	Total	14,694,154

Information Technology (8.2%)
70,000	Apple, Inc.	6,505,100
14,150	Autodesk, Inc.[d]	797,777
35,408	E2open, Inc.[d,e]	731,883
12,650	Facebook, Inc.[d]	851,219
2,300	Google, Inc.[d]	1,323,144
2,300	Google, Inc., Class Ad	1,344,741
37,200	Juniper Networks, Inc.[d]	912,888
4,900	LinkedIn Corporation[d]	840,203
9,600	MasterCard, Inc.	705,312
29,300	NetApp, Inc.	1,070,036
28,223	QLIK Technologies, Inc.[d]	638,404
28,650	QUALCOMM, Inc.	2,269,080
4,900	ServiceNow, Inc.[d]	303,604
13,900	Teradata Corporation[d]	558,780
23,650	TIBCO Software, Inc.[d]	477,020
15,800	Ubiquiti Networks, Inc.[d,e]	714,002
18,950	VMware, Inc.[d]	1,834,550
48,800	Xilinx, Inc.	2,308,728

	Total	24,186,471

Materials (1.6%)
2,200	Airgas, Inc.	239,602
2,600	Ashland, Inc.	282,724
5,200	Crown Holdings, Inc.[d]	258,752
10,400	Domtar Corporation	445,640
3,100	FMC Corporation	220,689
52,200	Materials Select Sector SPDR Fund	2,591,208
7,100	Owens-Illinois, Inc.[d]	245,944
1,300	PPG Industries, Inc.	273,195
12,400	Steel Dynamics, Inc.	222,580

	Total	4,780,334

Utilities (1.1%)
18,400	MDU Resources Group, Inc.	645,840
10,600	Southwest Gas Corporation	559,574
48,600	Utilities Select Sector SPDR Fund	2,151,036

	Total	3,356,450

	Total Common Stock (cost $130,931,493)	153,304,092

Principal Amount	Long-Term Fixed Income (25.9%)
Asset-Backed Securities (1.2%)
	Asset Backed Securities Corporation Home Equity Loan Trust
$473,760	0.292%, 7/25/2036[f]	439,244
	Bayview Opportunity Master Fund Trust IIB, LP
599,470	3.950%, 1/28/2034[g]	600,423
	Countrywide Home Loans, Inc.
144,210	6.085%, 6/25/2021[h]	143,283
	Credit Based Asset Servicing and Securitization, LLC
280,042	3.770%, 12/25/2036	187,432
	First Horizon ABS Trust
481,304	0.312%, 10/25/2034[f,h]	411,242
	GMAC Mortgage Corporation Loan Trust
818,058	0.332%, 8/25/2035[f,h]	707,805
503,968	0.332%, 12/25/2036[f,h]	433,475
	IndyMac Seconds Asset-Backed Trust
294,407	0.492%, 10/25/2036[f,h]	126,978
	Wachovia Asset Securitization, Inc.
636,268	0.292%, 7/25/2037[f,g,h]	548,443

	Total	3,598,325

Basic Materials (0.8%)
	Anglo American Capital plc
65,000	1.176%, 4/15/2016[f,i]	65,206
	Dow Chemical Company
86,000	8.550%, 5/15/2019	110,533
	FMG Resources Pty. Ltd.
227,936	6.875%, 2/1/2018[i]	239,333
	Freeport-McMoRan Copper & Gold, Inc.
80,000	2.375%, 3/15/2018	81,193
	Groupe Office Cherifien des Phosphates SA
170,000	5.625%, 4/25/2024[i]	178,288
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
227,936	8.875%, 2/1/2018	237,053
	Ineos Finance plc
263,000	7.500%, 5/1/2020[i]	286,341
	LyondellBasell Industries NV
80,000	5.000%, 4/15/2019	90,238
	Minsur SA
164,000	6.250%, 2/7/2024[i]	178,760
	Mosaic Company
52,000	3.750%, 11/15/2021	54,084
	NOVA Chemicals Corporation
341,904	5.250%, 8/1/2023[i]	373,530
	Trinseo Materials Operating SCA
238,000	8.750%, 2/1/2019	256,445
	Vale Overseas, Ltd.
80,000	6.250%, 1/23/2017	89,520
	Xstrata Finance Canada, Ltd.
43,000	2.050%, 10/23/2015[i]	43,487

	Total	2,284,011

Capital Goods (0.7%)
	BAE Systems plc
132,000	3.500%, 10/11/2016[i]	137,385
	Cemex Finance, LLC
227,936	9.375%, 10/12/2017[i]	268,110
	CNH Capital, LLC
227,936	3.625%, 4/15/2018	232,780
	Harsco Corporation
78,000	2.700%, 10/15/2015	78,682

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Capital Goods (0.7%) - continued
	Ingersoll-Rand Global Holding Company, Ltd.
$ 106,000	6.875%, 8/15/2018	$126,289
	L-3 Communications Corporation
90,000	1.500%, 5/28/2017	90,123
	Martin Marietta Materials, Inc.
106,000	1.331%, 6/30/2017[c,f,i]	105,938
	Nortek, Inc.
227,936	8.500%, 4/15/2021	251,869
	Reynolds Group Issuer, Inc.
227,936	9.875%, 8/15/2019	252,439
	Roper Industries, Inc.
71,000	2.050%, 10/1/2018	71,115
	Textron, Inc.
132,000	4.625%, 9/21/2016	141,495
	United Rentals North America, Inc.
273,000	7.375%, 5/15/2020	301,665

	Total	2,057,890

Collateralized Mortgage Obligations (4.3%)
	Banc of America Alternative Loan Trust
705,837	6.000%, 11/25/2035	599,486
	Countrywide Alternative Loan Trust
579,461	6.500%, 8/25/2036	425,032
	Credit Suisse First Boston Mortgage Securities Corporation
452,515	5.250%, 10/25/2035	450,474
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
831,133	5.500%, 11/25/2035	774,802
424,773	0.893%, 4/25/2047[f]	376,848
	GMACM Mortgage Loan Trust
357,367	4.621%, 5/25/2035	344,453
	HarborView Mortgage Loan Trust
313,053	2.717%, 12/19/2035	282,254
	J.P. Morgan Alternative Loan Trust
803,030	6.500%, 3/25/2036	704,166
	J.P. Morgan Mortgage Trust
682,318	2.847%, 8/25/2035	685,374
624,701	2.626%, 1/25/2037	558,359
	Merrill Lynch Mortgage Investors Trust
582,164	6.250%, 8/25/2036	459,239
	MortgageIT Trust
868,842	0.412%, 12/25/2035[f]	812,919
885,740	0.352%, 4/25/2036[f]	613,610
	New York Mortgage Trust
264,408	2.696%, 5/25/2036	240,665
	Residential Accredit Loans, Inc.
491,284	5.750%, 9/25/2035	445,211
	RFMSI Trust
919,140	6.000%, 7/25/2037	841,907
	Structured Adjustable Rate Mortgage Loan Trust
400,888	5.171%, 7/25/2035	352,290
455,801	2.672%, 9/25/2035	391,697
	Structured Asset Mortgage Investments, Inc.
948,522	0.462%, 12/25/2035[f]	750,404
	Vericrest Opportunity Loan Transferee
522,587	3.625%, 3/25/2054[g]	525,610
458,845	3.625%, 4/25/2055[g]	461,453
	Wells Fargo Mortgage Backed Securities Trust
243,684	2.613%, 3/25/2036	244,023
716,759	2.609%, 7/25/2036	677,564
535,419	6.000%, 7/25/2037	533,672

	Total	12,551,512

Commercial Mortgage-Backed Securities (0.5%)
	Banc of America Commercial Mortgage, Inc.
600,000	5.775%, 6/10/2049	660,361
	Commercial Mortgage Pass- Through Certificates
351,058	0.282%, 12/15/2020[f,i]	349,895
	Credit Suisse Mortgage Capital Certificates
503,475	0.322%, 10/15/2021[f,i]	502,507

	Total	1,512,763

Communications Services (1.9%)
	AMC Networks, Inc.
227,936	7.750%, 7/15/2021	255,003
	America Movil SAB de CV
71,000	5.000%, 10/16/2019	79,822
	American Tower Corporation
130,000	7.000%, 10/15/2017	151,288
	British Telecommunications plc
86,000	1.250%, 2/14/2017	86,077
	CBS Corporation
120,000	8.875%, 5/15/2019	155,568
	CC Holdings GS V, LLC
198,000	2.381%, 12/15/2017	201,633
	CCO Holdings, LLC
227,936	7.000%, 1/15/2019	240,473
	CenturyLink, Inc.
230,000	6.450%, 6/15/2021	249,550
	Cox Communications, Inc.
84,000	9.375%, 1/15/2019[i]	108,788
	Digicel, Ltd.
227,936	6.000%, 4/15/2021[i]	235,344
	DIRECTV Holdings, LLC
85,000	3.500%, 3/1/2016	88,697
86,000	5.875%, 10/1/2019	100,027
	Hughes Satellite Systems Corporation
273,000	6.500%, 6/15/2019	304,395
	Intelsat Jackson Holdings SA
227,936	7.250%, 10/15/2020	245,601
	Level 3 Financing, Inc.
273,000	8.625%, 7/15/2020	305,760
	NBC Universal Enterprise, Inc.
132,000	1.662%, 4/15/2018[i]	131,914

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Communications Services (1.9%) - continued
	SBA Tower Trust
$ 84,000	5.101%, 4/17/2017[i]	$89,948
	Sprint Communications, Inc.
227,936	9.000%, 11/15/2018[i]	276,372
	Telefonica Emisiones SAU
87,000	3.992%, 2/16/2016	91,089
78,000	3.192%, 4/27/2018	81,516
	Time Warner Cable, Inc.
182,000	5.000%, 2/1/2020	203,951
	T-Mobile USA, Inc.
250,000	6.633%, 4/28/2021	270,625
	Univision Communications, Inc.
325,000	7.875%, 11/1/2020[i]	357,500
	UPCB Finance V, Ltd.
325,000	7.250%, 11/15/2021[i]	357,500
	Verizon Communications, Inc.
122,000	2.500%, 9/15/2016	125,751
89,000	1.981%, 9/14/2018[f]	93,900
104,000	3.650%, 9/14/2018	111,226
56,000	2.550%, 6/17/2019	56,810
	WideOpenWest Finance, LLC
325,000	10.250%, 7/15/2019	365,219
	Wind Acquisition Finance SA
190,000	7.375%, 4/23/2021[i]	202,825

	Total	5,624,172

Consumer Cyclical (1.3%)
	AMC Entertainment, Inc.
227,000	5.875%, 2/15/2022	236,080
	Chrysler Group, LLC
227,936	8.250%, 6/15/2021	257,568
	Cinemark USA, Inc.
263,000	4.875%, 6/1/2023	262,342
	Daimler Finance North America, LLC
55,000	1.875%, 1/11/2018[i]	55,498
	Delphi Corporation
78,000	6.125%, 5/15/2021	87,173
	ERAC USA Finance, LLC
106,000	2.350%, 10/15/2019[i]	105,887
	Ford Motor Credit Company, LLC
80,000	3.984%, 6/15/2016	84,534
78,000	1.500%, 1/17/2017	78,424
67,000	3.000%, 6/12/2017	69,898
130,000	5.000%, 5/15/2018	144,619
	General Motors Company
68,000	3.500%, 10/2/2018[i]	69,530
	General Motors Financial Company, Inc.
227,936	3.250%, 5/15/2018	231,355
	Hyundai Capital America
84,000	1.450%, 2/6/2017[i]	84,316
	Jaguar Land Rover Automotive plc
273,000	5.625%, 2/1/2023[i]	290,062
	KB Home
189,000	4.750%, 5/15/2019	190,418
	L Brands, Inc.
273,000	6.625%, 4/1/2021	310,196
	Macy’s Retail Holdings, Inc.
66,000	7.450%, 7/15/2017	77,491
	Nissan Motor Acceptance Corporation
58,000	0.777%, 3/3/2017[f,i]	58,169
	Royal Caribbean Cruises, Ltd.
227,936	5.250%, 11/15/2022	239,333
	Toll Brothers Finance Corporation
176,000	4.000%, 12/31/2018	181,280
	TRW Automotive, Inc.
60,000	7.250%, 3/15/2017[i]	68,250
	West Corporation
227,936	8.625%, 10/1/2018	242,182
210,000	5.375%, 7/15/2022[c,i]	207,900
	Wynn Las Vegas, LLC
273,000	5.375%, 3/15/2022	284,261

	Total	3,916,766

Consumer Non-Cyclical (1.7%)
	AbbVie, Inc.
56,000	2.000%, 11/6/2018	55,931
	Altria Group, Inc.
145,000	9.700%, 11/10/2018	189,998
	Anheuser-Busch InBev Worldwide, Inc.
78,000	7.750%, 1/15/2019	96,364
	Beam, Inc.
59,000	5.375%, 1/15/2016	62,808
	Boston Scientific Corporation
84,000	2.650%, 10/1/2018	85,868
	CareFusion Corporation
80,000	1.450%, 5/15/2017	79,940
	Celgene Corporation
118,000	1.900%, 8/15/2017	119,722
	CHS/Community Health Systems, Inc.
273,000	7.125%, 7/15/2020	295,523
	ConAgra Foods, Inc.
104,000	2.100%, 3/15/2018	104,332
	Cott Beverages, Inc.
200,000	5.375%, 7/1/2022[i]	200,500
	Coventry Health Care, Inc.
53,000	5.950%, 3/15/2017	59,590
	CVS Caremark Corporation
86,000	2.250%, 12/5/2018	87,052
	Express Scripts Holding Company
78,000	2.650%, 2/15/2017	81,035
	Forest Laboratories, Inc.
109,000	4.375%, 2/1/2019[i]	117,590
	Fresenius Medical Care US Finance, Inc.
227,936	5.750%, 2/15/2021[i]	249,020
	Gilead Sciences, Inc.
52,000	3.050%, 12/1/2016	54,492
	Grupo Bimbo SAB de CV
160,000	3.875%, 6/27/2024[i]	159,683
	Hawk Acquisition Sub, Inc.
273,000	4.250%, 10/15/2020	274,706
	HCA, Inc.
227,936	4.750%, 5/1/2023	227,651
	IMS Health, Inc.
250,000	6.000%, 11/1/2020[i]	262,500
	JBS Finance II, Ltd.
227,936	8.250%, 1/29/2018[g]	241,612

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Consumer Non-Cyclical (1.7%) - continued
	Kroger Company
$ 160,000	1.200%, 10/17/2016	$160,526
	Lorillard Tobacco Company
84,000	8.125%, 6/23/2019	104,727
	McKesson Corporation
113,000	1.292%, 3/10/2017	113,299
	Medco Health Solutions, Inc.
50,000	7.125%, 3/15/2018	59,061
	Mondelez International, Inc.
56,000	2.250%, 2/1/2019	56,383
	Mylan, Inc.
104,000	1.350%, 11/29/2016	104,173
	Pernod Ricard SA
42,000	2.950%, 1/15/2017[i]	43,677
80,000	5.750%, 4/7/2021[i]	91,964
	Perrigo Company, Ltd.
39,000	1.300%, 11/8/2016[i]	38,942
88,000	2.300%, 11/8/2018[i]	87,964
	Revlon Consumer Products Corporation
227,936	5.750%, 2/15/2021	234,204
	SABMiller plc
78,000	6.500%, 7/15/2018[i]	91,281
	Safeway, Inc.
83,000	3.400%, 12/1/2016	87,343
	Spectrum Brands Escrow Corporation
273,000	6.375%, 11/15/2020	293,475
	Thermo Fisher Scientific, Inc.
80,000	1.300%, 2/1/2017	80,118
80,000	2.400%, 2/1/2019	80,814
	Valeant Pharmaceuticals International
227,936	7.250%, 7/15/2022[i]	246,171
	WM Wrigley Jr. Company
48,000	2.000%, 10/20/2017[i]	48,704

	Total	5,128,743

Energy (1.4%)
	BP Capital Markets plc
68,000	0.643%, 11/7/2016[f]	68,317
	Buckeye Partners, LP
176,000	2.650%, 11/15/2018	178,935
	CNOOC Nexen Finance 2014 ULC
62,000	1.625%, 4/30/2017	62,159
	CNPC General Capital, Ltd.
90,000	2.750%, 4/19/2017[i]	92,336
160,000	2.750%, 5/14/2019[i]	159,964
	Concho Resources, Inc.
227,936	6.500%, 1/15/2022	251,299
	Continental Resources, Inc.
109,000	7.125%, 4/1/2021	123,443
	Devon Energy Corporation
78,000	1.200%, 12/15/2016	78,236
	Enbridge, Inc.
54,000	0.678%, 6/2/2017[f]	54,109
	Energy Transfer Partners, LP
88,000	6.700%, 7/1/2018	103,038
	EQT Corporation
88,000	8.125%, 6/1/2019	110,106
	Harvest Operations Corporation
227,936	6.875%, 10/1/2017	247,311
	Hess Corporation
42,000	8.125%, 2/15/2019	52,834
	Kodiak Oil & Gas Corporation
227,936	5.500%, 1/15/2021	237,623
	Linn Energy, LLC
227,936	8.625%, 4/15/2020	246,171
	Lukoil International Finance BV
80,000	3.416%, 4/24/2018[i]	79,400
	MEG Energy Corporation
273,000	6.375%, 1/30/2023[i]	290,062
	Oasis Petroleum, Inc.
273,000	6.875%, 1/15/2023	297,570
	Offshore Group Investment, Ltd.
325,000	7.500%, 11/1/2019	343,688
	Petrobras Global Finance BV
68,000	2.000%, 5/20/2016	68,098
220,000	3.112%, 3/17/2020[f]	226,039
	Petroleos Mexicanos
119,000	3.125%, 1/23/2019[i]	123,106
	Range Resources Corporation
321,390	5.000%, 8/15/2022	340,673
	Suncor Energy, Inc.
56,000	6.100%, 6/1/2018	64,992
	Transocean, Inc.
90,000	6.000%, 3/15/2018	101,658
	Weatherford International, Ltd.
80,000	6.000%, 3/15/2018	91,027
48,000	9.625%, 3/1/2019	62,990

	Total	4,155,184

Financials (5.0%)
	Abbey National Treasury Services plc
80,000	3.050%, 8/23/2018	83,778
	ABN AMRO Bank NV
78,000	2.500%, 10/30/2018[i]	79,144
	Ally Financial, Inc.
325,000	4.750%, 9/10/2018	344,906
	American International Group, Inc.
120,000	8.250%, 8/15/2018	149,089
	ANZ New Zealand International, Ltd.
81,000	1.400%, 4/27/2017[i]	81,154
	Aviation Capital Group Corporation
51,000	3.875%, 9/27/2016[i]	52,785
	Bank of America Corporation
102,000	5.750%, 8/15/2016	111,290
120,000	5.700%, 5/2/2017	133,166
135,000	5.750%, 12/1/2017	152,269
33,000	2.000%, 1/11/2018	33,213
209,000	1.300%, 3/22/2018[f]	211,691
180,000	5.650%, 5/1/2018	204,037
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
112,000	0.640%, 3/10/2017[f,i]	111,971
	Banque Federative du Credit Mutuel SA
78,000	1.078%, 1/20/2017[f,i]	78,669
	Barclays Bank plc
68,000	5.140%, 10/14/2020	74,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Financials (5.0%) - continued
	BB&T Corporation
$ 130,000	2.050%, 6/19/2018	$131,431
	BBVA Banco Continental SA
130,000	2.250%, 7/29/2016[i]	130,975
	BBVA International Preferred SA Unipersonal
640,000	5.919%, 12/29/2049[j]	667,200
	BBVA US Senior SAU
120,000	4.664%, 10/9/2015	125,462
	Bear Stearns Companies, LLC
122,000	6.400%, 10/2/2017	140,658
	BNP Paribas SA
87,000	1.250%, 12/12/2016	87,111
84,000	2.375%, 9/14/2017	86,016
	BPCE SA
80,000	1.625%, 2/10/2017	80,589
320,000	5.150%, 7/21/2024[i]	337,826
	Branch Banking and Trust Company
69,000	0.657%, 12/1/2016[f]	69,231
	Caixa Economica Federal
205,000	4.250%, 5/13/2019[i]	206,947
	Capital One Financial Corporation
97,000	6.150%, 9/1/2016	107,346
	CIT Group, Inc.
225,000	3.875%, 2/19/2019	228,510
	Citigroup, Inc.
216,000	5.500%, 2/15/2017	237,549
118,000	6.000%, 8/15/2017	133,561
103,000	8.500%, 5/22/2019	131,654
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
120,000	4.625%, 12/1/2023	126,833
	Credit Agricole SA
76,000	1.625%, 4/15/2016[i]	77,008
	Credit Suisse Group AG
320,000	7.500%, 12/11/2049[i,j]	354,208
	CyrusOne, LP
227,936	6.375%, 11/15/2022	245,601
	DDR Corporation
56,000	9.625%, 3/15/2016	64,076
	Denali Borrower, LLC
425,000	5.625%, 10/15/2020[i]	450,500
	Deutsche Bank AG
109,000	1.350%, 5/30/2017	108,964
	Discover Bank
28,000	8.700%, 11/18/2019	35,587
	Discover Financial Services
47,000	6.450%, 6/12/2017	53,464
	Fifth Third Bancorp
167,000	5.450%, 1/15/2017	183,067
	General Electric Capital Corporation
112,000	0.504%, 5/15/2017[f]	112,094
95,000	5.625%, 9/15/2017	107,542
57,000	1.625%, 4/2/2018	57,093
	Genworth Financial, Inc.
92,000	7.700%, 6/15/2020	113,380
	Goldman Sachs Group, Inc.
80,000	6.250%, 9/1/2017	91,076
100,000	2.375%, 1/22/2018	101,554
52,000	2.625%, 1/31/2019	52,707
78,000	7.500%, 2/15/2019	95,188
316,000	5.700%, 12/29/2049[j]	326,467
	Hartford Financial Services Group, Inc.
120,000	6.000%, 1/15/2019	139,247
	HBOS plc
104,000	6.750%, 5/21/2018[i]	119,811
	HCP, Inc.
66,000	3.750%, 2/1/2016	68,983
88,000	3.750%, 2/1/2019	93,771
	Health Care REIT, Inc.
88,000	4.700%, 9/15/2017	96,265
	HSBC Finance Corporation
103,000	6.676%, 1/15/2021	123,178
	Huntington National Bank
73,000	1.300%, 11/20/2016	73,318
	Icahn Enterprises, LP
300,000	6.000%, 8/1/2020	321,375
	ING Bank NV
320,000	5.800%, 9/25/2023[i]	360,480
	ING Capital Funding Trust III
68,000	3.834%, 12/29/2049[f,j]	68,000
	International Lease Finance Corporation
80,000	2.181%, 6/15/2016[f]	80,500
210,000	5.875%, 8/15/2022	229,425
	Intesa Sanpaolo SPA
63,000	3.625%, 8/12/2015[i]	64,367
30,000	3.875%, 1/16/2018	31,618
132,000	3.875%, 1/15/2019	138,431
	J.P. Morgan Chase & Company
101,000	3.450%, 3/1/2016	105,396
53,000	0.744%, 2/15/2017[f]	53,193
90,000	2.000%, 8/15/2017	91,526
52,000	6.300%, 4/23/2019	61,481
104,000	7.900%, 4/29/2049[j]	116,220
325,000	6.750%, 8/29/2049[j]	349,781
	KeyCorp
68,000	2.300%, 12/13/2018	68,793
	Kookmin Bank
78,000	1.103%, 1/27/2017[f,i]	78,426
	Liberty Mutual Group, Inc.
35,000	5.000%, 6/1/2021[i]	38,499
	Liberty Property, LP
134,000	5.500%, 12/15/2016	146,301
	Macquarie Bank, Ltd.
57,000	5.000%, 2/22/2017[i]	62,119
	Metropolitan Life Global Funding I
60,000	1.300%, 4/10/2017[i]	60,138
	Mizuho Corporate Bank, Ltd.
59,000	1.550%, 10/17/2017[i]	58,936
	Morgan Stanley
106,000	1.750%, 2/25/2016	107,505
165,000	6.250%, 8/28/2017	188,048
106,000	6.625%, 4/1/2018	123,911
75,000	4.875%, 11/1/2022	80,506
	Murray Street Investment Trust I
173,000	4.647%, 3/9/2017	186,975
	National City Corporation
56,000	6.875%, 5/15/2019	66,882
	Nomura Holdings, Inc.
58,000	2.000%, 9/13/2016	58,947
56,000	2.750%, 3/19/2019	56,969

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Financials (5.0%) - continued
	Oversea-Chinese Banking Corporation, Ltd.
$ 165,000	4.250%, 6/19/2024[i]	$165,608
	PNC Bank NA
64,000	1.150%, 11/1/2016	64,331
	Preferred Term Securities XXIII, Ltd.
788,178	0.431%, 12/22/2036[f,g,k]	591,134
	Prologis, LP
55,000	6.625%, 5/15/2018	64,191
	Realty Income Corporation
95,000	2.000%, 1/31/2018	95,449
	Regions Bank
104,000	7.500%, 5/15/2018	123,782
	Reinsurance Group of America, Inc.
104,000	5.625%, 3/15/2017	113,565
	Royal Bank of Scotland Group plc
68,000	5.050%, 1/8/2015	69,255
60,000	1.174%, 3/31/2017[f]	60,292
320,000	7.640%, 3/29/2049[j]	342,000
320,000	7.648%, 8/29/2049[j]	387,200
	Santander US Debt SAU
137,000	3.781%, 10/7/2015[i]	141,511
	SLM Corporation
52,000	6.250%, 1/25/2016	55,250
	Societe Generale SA
70,000	5.750%, 4/20/2016[i]	75,106
	State Bank of India
170,000	3.622%, 4/17/2019[i]	171,032
	Sumitomo Mitsui Banking Corporation
156,000	1.300%, 1/10/2017	156,264
	Suncorp-Metway, Ltd.
41,000	0.934%, 3/28/2017[f,i]	41,000
	Swiss RE Capital I, LP
80,000	6.854%, 5/29/2049[i,j]	85,600
	Ventas Realty, LP
56,000	1.550%, 9/26/2016	56,570
56,000	1.250%, 4/17/2017	56,007
	Voya Financial, Inc.
84,000	2.900%, 2/15/2018	87,044
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[k,l]	0
	Wells Fargo & Company
27,000	1.250%, 7/20/2016	27,233

	Total	14,758,862

Foreign Government (0.3%)
	Colombia Government International Bond
105,000	2.625%, 3/15/2023	98,175
	Costa Rica Government International Bond
170,000	7.000%, 4/4/2044[i]	176,800
	Hungary Government International Bond
240,000	4.000%, 3/25/2019	247,223
	Poland Government International Bond
119,000	4.000%, 1/22/2024	123,462
	Slovenia Government International Bond
195,000	4.125%, 2/18/2019[i]	205,423
	Uruguay Government International Bond
130,000	5.100%, 6/18/2050	128,375

	Total	979,458

Mortgage-Backed Securities (4.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
358	7.500%, 9/1/2014	359
112,530	5.500%, 12/1/2017	119,479
630,000	3.000%, 7/1/2029[c]	653,034
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
19,561	9.000%, 11/1/2024	22,374
951	9.000%, 4/1/2025	1,105
955	7.000%, 9/1/2025	1,075
774	8.500%, 9/1/2025	816
1,315	7.500%, 1/1/2027	1,553
3,235	7.000%, 2/1/2027	3,744
16,161	8.000%, 3/1/2027	16,342
2,261	7.500%, 4/1/2027	2,653
5,672	8.000%, 6/1/2027	6,779
1,371	8.500%, 7/1/2027	1,579
2,337	7.000%, 9/1/2027	2,690
4,287	8.000%, 10/1/2027	4,937
3,604	7.500%, 11/1/2027	4,274
2,890	7.500%, 12/1/2027	2,976
9,678	7.000%, 10/1/2028	10,426
24,230	7.000%, 5/1/2029	27,108
3,181	7.000%, 9/1/2029	3,646
2,810	7.000%, 10/1/2029	3,154
6,102	7.500%, 11/1/2029	6,154
7,972	7.000%, 1/1/2030	8,044
13,255	7.500%, 1/1/2030	14,036
3,302	8.000%, 8/1/2030	3,987
680,000	4.000%, 7/1/2044[c]	720,375
	Federal National Mortgage Association Conventional 15-yr. Pass Through
1,250,000	3.500%, 8/1/2029[c]	1,321,484
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
154	7.500%, 4/1/2015	154
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,793	10.500%, 8/1/2020	2,016
4,454	9.500%, 4/1/2025	4,474
962	8.500%, 11/1/2025	1,083
1,825	7.000%, 3/1/2026	2,025
1,312	8.500%, 5/1/2026	1,377
1,461	7.500%, 7/1/2026	1,640
5,841	7.500%, 8/1/2026	6,762
1,265	8.000%, 8/1/2026	1,373
4,683	7.000%, 11/1/2026	4,781
1,001	8.000%, 11/1/2026	1,147
547	7.500%, 12/1/2026	566

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Mortgage-Backed Securities (4.6%) - continued
$ 1,462	7.000%, 3/1/2027	$1,624
813	7.500%, 5/1/2027	820
850	7.500%, 8/1/2027	853
15,918	8.000%, 9/1/2027	18,129
2,821	7.000%, 10/1/2027	3,041
3,480	8.000%, 12/1/2027	3,535
21,911	7.000%, 8/1/2028	24,510
881	7.000%, 11/1/2028	984
11,730	7.000%, 12/1/2028	12,916
23,646	7.500%, 8/1/2029	28,064
11,622	7.000%, 11/1/2029	12,517
7,594	7.000%, 11/1/2029	8,495
6,871	8.500%, 4/1/2030	8,559
7,789	7.500%, 8/1/2030	8,547
2,825,000	3.500%, 7/1/2044[c]	2,907,984
2,775,000	4.000%, 7/1/2044[c]	2,944,969
3,875,000	4.500%, 8/1/2044[c]	4,186,969
	Government National Mortgage Association 30-Yr. Pass Through
2,317	9.500%, 1/15/2025	2,645
7,488	7.000%, 1/15/2026	8,374
7,113	7.000%, 1/15/2026	7,883
7,406	6.000%, 5/15/2026	8,325
6,980	7.000%, 6/15/2026	7,720
5,751	8.500%, 6/15/2026	5,855
2,092	8.500%, 7/15/2026	2,393
7,089	8.000%, 9/15/2026	8,073
2,991	7.500%, 10/15/2026	3,327
1,010	8.000%, 11/15/2026	1,014
395	8.500%, 11/15/2026	397
1,463	9.000%, 12/15/2026	1,818
11,222	7.500%, 4/15/2027	12,614
3,485	8.000%, 6/20/2027	4,203
295	8.000%, 8/15/2027	297
25,548	6.500%, 10/15/2027	29,133
9,792	7.000%, 10/15/2027	11,486
939	7.000%, 11/15/2027	942
20,232	7.000%, 11/15/2027	20,874
49,710	7.000%, 7/15/2028	55,222
14,553	7.500%, 7/15/2028	15,237
21,077	6.500%, 9/15/2028	24,034
27,175	6.000%, 12/15/2028	30,786
18,524	6.500%, 1/15/2029	21,047
107,196	6.500%, 3/15/2029	121,795
19,121	6.500%, 4/15/2029	21,725
10,895	7.000%, 4/15/2029	11,706
33,506	6.000%, 6/15/2029	38,277
18,163	7.000%, 6/15/2029	20,394
9,698	8.000%, 5/15/2030	9,871
18,402	7.000%, 9/15/2031	21,021
20,118	6.500%, 2/15/2032	23,135

	Total	13,715,720

Technology (0.6%)
	Alliance Data Systems Corporation
227,936	6.375%, 4/1/2020[i]	242,752
	BMC Software Finance, Inc.
227,936	8.125%, 7/15/2021[i]	234,489
	EMC Corporation
56,000	1.875%, 6/1/2018	56,370
	Fidelity National Information Services, Inc.
109,000	1.450%, 6/5/2017	108,871
	First Data Corporation
227,936	7.375%, 6/15/2019[i]	244,746
	Freescale Semiconductor, Inc.
245,000	6.000%, 1/15/2022[i]	260,925
	Hewlett-Packard Company
90,000	5.400%, 3/1/2017	99,740
	Iron Mountain, Inc.
227,936	6.000%, 8/15/2023	246,456
	Tyco Electronics Group SA
130,000	6.550%, 10/1/2017	150,434
	Xerox Corporation
130,000	7.200%, 4/1/2016	143,385

	Total	1,788,168

Transportation (0.4%)
	American Airlines Pass Through Trust
54,342	4.950%, 1/15/2023[i]	58,826
	Avis Budget Car Rental, LLC
130,000	5.125%, 6/1/2022[i]	130,163
	Continental Airlines, Inc.
204,834	6.250%, 4/11/2020	224,549
	Delta Air Lines, Inc.
95,713	4.950%, 5/23/2019	103,370
78,918	4.750%, 5/7/2020	85,626
	Hertz Corporation
273,000	6.750%, 4/15/2019	289,380
	Korea Expressway Corporation
93,000	1.625%, 4/28/2017[i]	92,903
	United Air Lines, Inc.
66,897	10.400%, 11/1/2016	76,095

	Total	1,060,912

U.S. Government and Agencies (0.1%)
	U.S. Treasury Notes
425,000	0.375%, 5/31/2016	424,618

	Total	424,618

Utilities (1.1%)
	Access Midstream Partners, LP
325,000	4.875%, 5/15/2023	342,469
	AES Corporation
227,936	7.375%, 7/1/2021	266,685
	Atlas Pipeline Partners, LP
273,000	4.750%, 11/15/2021	267,540
	Commonwealth Edison Company
60,000	6.950%, 7/15/2018	70,950
	DCP Midstream Operating, LP
86,000	2.500%, 12/1/2017	88,468
	Dominion Resources, Inc.
112,000	1.250%, 3/15/2017	112,441
	Electricite de France
76,000	0.688%, 1/20/2017[f,i]	76,308
320,000	5.625%, 12/29/2049[i,j]	334,496
	Enel Finance International NV
80,000	5.125%, 10/7/2019[i]	90,070
	Exelon Generation Company, LLC
52,000	5.200%, 10/1/2019	58,482

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (25.9%)	Value
Utilities (1.1%) - continued
	Fermaca Enterprises S de RL de CV
$ 160,000	6.375%, 3/30/2038[i]	$166,800
	MidAmerican Energy Holdings Company
116,000	1.100%, 5/15/2017	115,527
42,000	5.750%, 4/1/2018	48,067
	NiSource Finance Corporation
102,000	6.400%, 3/15/2018	117,190
	NRG Energy, Inc.
227,936	6.625%, 3/15/2023	246,741
	Oleoducto Central SA
160,000	4.000%, 5/7/2021[e,i]	160,000
	ONEOK Partners, LP
88,000	2.000%, 10/1/2017	89,201
75,000	3.200%, 9/15/2018	78,255
	Pacific Gas & Electric Company
65,000	5.625%, 11/30/2017	73,500
	Panhandle Eastern Pipe Line Company, LP
78,000	6.200%, 11/1/2017	88,434
	PG&E Corporation
57,000	2.400%, 3/1/2019	57,514
	PPL Capital Funding, Inc.
104,000	1.900%, 6/1/2018	103,923
	TransAlta Corporation
109,000	1.900%, 6/3/2017	109,426
	Williams Companies, Inc.
106,000	7.875%, 9/1/2021	131,603

	Total	3,294,090

	Total Long-Term Fixed Income (cost $76,118,752)	76,851,194

Shares	Preferred Stock (1.8%)
Financials (1.7%)
16,000	Affiliated Managers Group, Inc., 5.250%	420,800
4,800	Agribank FCB, 6.875%[j]	510,000
288	Bank of America Corporation, Convertible, 7.250%[j]	336,096
12,800	CHS, Inc., 7.100%[j]	347,648
25,915	Citigroup, Inc., 6.875%[j]	703,333
6,250	Farm Credit Bank of Texas, 6.750%[i,j]	654,102
17,350	HSBC USA, Inc., 6.500%[j]	441,540
520	M&T Bank Corporation, 6.375%[j]	540,638
12,800	Morgan Stanley, 7.125%[j]	356,736
8,640	U.S. Bancorp 6.500%[j]	244,166
320	Wells Fargo & Company, Convertible, 7.500%[j]	388,480

	Total	4,943,539

Utilities (0.1%)
4,800	Southern California Edison Company, 4.920%[f,j]	491,700

	Total	491,700

	Total Preferred Stock (cost $5,185,228)	5,435,239

	Collateral Held for Securities Loaned (2.6%)
7,684,215	Thrivent Cash Management Trust	7,684,215

	Total Collateral Held for Securities Loaned (cost $7,684,215)	7,684,215

Shares or Principal Amount	Short-Term Investments (7.6%)[m]
	Federal Home Loan Bank Discount Notes
300,000	0.072%, 07/30/2014[n]	299,983
100,000	0.057%, 08/06/2014[n]	99,994
22,142,026	Thrivent Cash Management Trust 0.050%	22,142,026

	Total Short-Term Investments (at amortized cost)	22,542,003

	Total Investments (cost $297,582,514) 108.2%	$320,937,107

	Other Assets and Liabilities, Net (8.2%)	(24,314,995)

	Total Net Assets 100.0%	$296,622,112

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	All or a portion of the security is on loan.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Balanced Income Plus Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 01/28/2034	1/17/2014	$599,470
JBS Finance II, Ltd., 01/29/2018	8/19/2013	237,518
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	788,178
Vericrest Opportunity Loan Transferee, 03/25/2054	12/11/2013	520,324
Vericrest Opportunity Loan Transferee, 04/25/2055	11/21/2013	457,085
Wachovia Asset Securitization, Inc., 07/25/2037	3/16/2007	636,268

h	All or a portion of the security is insured or guaranteed.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

i	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $14,424,070 or 4.9% of total net assets.
j	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
k	Security is fair valued.
l	Defaulted security. Interest is not being accrued.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	At June 30, 2014, $399,977 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$26,111,616
Gross unrealized depreciation	(3,718,208)

Net unrealized appreciation (depreciation)	$22,393,408

Cost for federal income tax purposes	$298,543,699

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Balanced Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,856,098	—	4,856,098	—
Capital Goods	2,452,497	—	2,452,497	—
Communications Services	18,886,827	—	18,886,827	—
Consumer Cyclical	9,298,148	—	9,298,148	—
Consumer Non-Cyclical	6,948,651	—	6,948,651	—
Energy	2,687,450	—	2,687,450	—
Financials	3,353,543	—	3,353,543	—
Technology	3,641,022	—	3,641,022	—
Transportation	1,748,065	—	1,748,065	—
Utilities	1,248,063	—	1,248,063	—
Common Stock
Consumer Discretionary	25,200,792	25,200,792	—	—
Consumer Staples	10,796,046	10,796,046	—	—
Energy	15,549,468	15,549,468	—	—
Financials	34,591,061	34,591,061	—	—
Health Care	20,149,316	20,149,316	—	—
Industrials	14,694,154	14,694,154	—	—
Information Technology	24,186,471	24,186,471	—	—
Materials	4,780,334	4,780,334	—	—
Utilities	3,356,450	3,356,450	—	—
Long-Term Fixed Income
Asset-Backed Securities	3,598,325	—	3,598,325	—
Basic Materials	2,284,011	—	2,284,011	—
Capital Goods	2,057,890	—	2,057,890	—
Collateralized Mortgage Obligations	12,551,512	—	12,551,512	—
Commercial Mortgage-Backed
Securities	1,512,763	—	1,512,763	—
Communications Services	5,624,172	—	5,624,172	—
Consumer Cyclical	3,916,766	—	3,916,766	—
Consumer Non-Cyclical	5,128,743	—	5,128,743	—
Energy	4,155,184	—	4,155,184	—
Financials^	14,758,862	—	14,167,728	591,134
Foreign Government	979,458	—	979,458	—
Mortgage-Backed Securities	13,715,720	—	13,715,720	—
Technology	1,788,168	—	1,788,168	—
Transportation	1,060,912	—	1,060,912	—
U.S. Government and Agencies	424,618	—	424,618	—
Utilities	3,294,090	—	3,294,090	—
Preferred Stock
Financials	4,943,539	4,289,437	654,102	—
Utilities	491,700	—	491,700	—
Collateral Held for Securities Loaned	7,684,215	7,684,215	—	—
Short-Term Investments	22,542,003	22,142,026	399,977	—

Total	$320,937,107	$187,419,770	$132,926,203	$591,134

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	85,603	85,603	—	—

Total Asset Derivatives	$85,603	$85,603	$—	$—

Liability Derivatives
Futures Contracts	17,906	17,906	—	—

Total Liability Derivatives	$17,906	$17,906	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(85)	September 2014	($18,666,581)	($18,665,469)	$1,112
5-Yr. U.S. Treasury Bond Futures	(30)	September 2014	(3,597,096)	(3,583,828)	13,268
30-Yr. U.S. Treasury Bond Futures	5	September 2014	678,607	685,938	7,331
S&P 500 Index Futures	11	September 2014	5,305,208	5,369,100	63,892
Ultra Long Term U.S. Treasury Bond Futures	18	September 2014	2,716,780	2,698,874	(17,906)
Total Futures Contracts					$67,697

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$21,711
Total Interest Rate Contracts		21,711
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	63,892
Total Equity Contracts		63,892

Total Asset Derivatives		$85,603

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	17,906
Total Interest Rate Contracts		17,906

Total Liability Derivatives		$17,906

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	347,568
Total Equity Contracts		347,568
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	120,327
Total Interest Rate Contracts		120,327

Total		$467,895

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Balanced Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	3,805
Total Interest Rate Contracts		3,805
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(45,059)
Total Equity Contracts		(45,059)

Total		($41,254)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Balanced Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Balanced Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$4,152,016	1.5%
Interest Rate Contracts	9,431,445	3.3

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Balanced Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$—	$13,236,795	$5,552,580	7,684,215	$7,684,215	$2,849
Cash Management Trust- Short Term Investment	18,302,791	67,361,076	63,521,841	22,142,026	22,142,026	5,851
Total Value and Income Earned	18,302,791				29,826,241	8,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (1.2%)
	Alpha Natural Resources, Inc., Term Loan
$ 327,513	3.500%, 5/22/2020	$316,187
	Arch Coal, Inc., Term Loan
794,676	6.250%, 5/16/2018	780,277
	Fortescue Metals Group, Ltd., Term Loan
935,674	3.750%, 6/30/2019	936,029
	Ineos Group Holdings, Ltd., Term Loan
867,663	3.750%, 5/4/2018	865,173
	NewPage Corporation, Term Loan
975,000	9.500%, 2/11/2021	976,219
	Tronox Pigments BV, Term Loan
997,481	0.000%, 3/19/2020[b,c]	998,978

	Total	4,872,863

Capital Goods (0.6%)
	ADS Waste Holdings, Inc., Term Loan
591,000	3.750%, 10/9/2019	587,779
	Berry Plastics Group, Inc., Term Loan
592,500	3.500%, 2/8/2020	587,256
	Rexnord, LLC, Term Loan
595,500	4.000%, 8/21/2020	594,607
	Silver II Borrower, Term Loan
577,477	4.000%, 12/13/2019	575,623

	Total	2,345,265

Communications Services (4.3%)
	Cengage Learning Aquisitions, Term Loan
628,425	7.000%, 3/31/2020	635,105
	Charter Communications Operating, LLC, Term Loan
594,000	3.000%, 1/3/2021	584,597
	Cincinnati Bell, Inc., Term Loan
297,750	4.000%, 9/10/2020	297,565
	Clear Channel Communications, Inc., Term Loan
7,153	3.800%, 1/29/2016	7,103
570,744	6.900%, 1/30/2019	567,582
132,102	7.650%, 7/30/2019	132,308
	Cumulus Media Holdings, Inc., Term Loan
450,807	4.250%, 12/23/2020	451,934
	Fairpoint Communications, Term Loan
59,398	7.500%, 2/14/2019[b,c]	61,440
	Grande Communications Networks, LLC, Term Loan
792,003	4.500%, 5/29/2020	789,033
	Gray Television, Inc., Term Loan
440,000	0.000%, 6/13/2021[b,c]	441,720
	Hargray Communications Group, Inc., Term Loan
594,000	4.750%, 6/26/2019	595,485
	IMG Worldwide, Inc., Term Loan
650,000	5.250%, 5/6/2021	653,900
	Integra Telecom Holdings, Inc., Term Loan
592,500	5.250%, 2/22/2019	595,611
	Intelsat Jackson Holdings SA, Term Loan
556,029	3.750%, 6/30/2019	556,490
	Level 3 Communications, Inc., Term Loan
800,000	4.000%, 1/15/2020	800,168
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
550,000	0.000%, 12/11/2021[b,c]	550,457
	LTS Buyer, LLC, Term Loan
904,088	4.000%, 4/13/2020	901,023
	McGraw-Hill Global Education, LLC, Term Loan
569,597	5.750%, 3/22/2019	578,853
	NEP/NCP Holdco, Inc., Term Loan
790,020	4.250%, 1/22/2020	789,823
	NTelos, Inc., Term Loan
497,468	5.750%, 11/9/2019	497,055
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
565,248	5.500%, 7/31/2018	564,541
	SBA Senior Finance II, LLC, Term Loan
475,000	3.250%, 3/24/2021	471,761
	TNS, Inc., Term Loan
666,120	5.000%, 2/14/2020	668,618
	Univision Communications, Inc., Term Loan
898,664	4.000%, 3/1/2020	897,442
	Virgin Media Investment Holdings, Ltd., Term Loan
600,000	3.500%, 6/7/2020	597,936
	Visant Corporation, Term Loan
832,162	5.250%, 12/22/2016	828,209
	WideOpenWest Finance, LLC, Term Loan
632,346	4.750%, 4/1/2019	633,826
	WMG Acquisition Corporation, Term Loan
595,500	3.750%, 7/1/2020	585,454
	XO Communications, LLC, Term Loan
648,375	4.250%, 3/20/2021	651,721
	Yankee Cable Acquisition, LLC, Term Loan
579,240	4.500%, 3/1/2020	581,956
	Zayo Group, LLC, Term Loan
680,731	4.000%, 7/2/2019	681,228

	Total	17,649,944

Consumer Cyclical (2.6%)
	Bally Technologies, Inc., Term Loan
355,140	4.250%, 11/25/2020	356,471
	Booz Allen Hamilton, Inc., Term Loan
248,062	3.750%, 7/31/2019	248,858

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (2.6%) - continued
	Burlington Coat Factory Warehouse Corporation, Term Loan
$543,854	4.250%, 2/23/2017	$546,802
	Caesars Entertainment Resot Properties, LLC, Term Loan
567,150	7.000%, 10/11/2020	570,224
	Ceridian Corporation, Term Loan
581,186	4.400%, 8/14/2015	581,820
	Chrysler Group, LLC, Term Loan
493,639	3.500%, 5/24/2017	495,105
274,313	3.250%, 12/31/2018	273,341
	Golden Nugget, Inc., Delayed Draw
67,162	5.500%, 11/21/2019	68,422
	Golden Nugget, Inc., Term Loan
156,712	5.500%, 11/21/2019	159,651
	Hilton Worldwide Finance, LLC, Term Loan
559,868	3.500%, 10/26/2020	558,704
	J.C. Penney Corporation, Inc., Term Loan
594,000	6.000%, 5/22/2018	600,504
	Las Vegas Sands, LLC, Term Loan
497,500	3.250%, 12/19/2020	497,217
	Marina District Finance Company, Inc., Term Loan
447,750	6.750%, 8/15/2018	452,644
	MGM Resorts International, Term Loan
1,222,588	3.500%, 12/20/2019	1,218,382
	Michaels Stores, Inc. Term Loan
690,000	0.000%, 1/28/2020[b,c]	689,752
	Mohegan Tribal Gaming Authority, Term Loan
447,750	5.500%, 11/19/2019	454,654
	Pinnacle Entertainment, Inc., Term Loan
511,379	3.750%, 8/13/2020	512,228
	ROC Finance, LLC, Term Loan
595,500	5.000%, 6/20/2019	585,079
	Scientific Games International, Inc., Term Loan
597,000	4.250%, 10/18/2020	590,188
	Seminole Indian Tribe of Florida, Term Loan
547,500	3.000%, 4/29/2020	546,361
	Toys R Us, Inc., Term Loan
835,616	5.250%, 5/25/2018	675,453

	Total	10,681,860

Consumer Non-Cyclical (1.4%)
	Albertsons, Inc., Term Loan
693,270	4.750%, 3/21/2019	696,299
	Biomet, Inc., Term Loan
934,668	3.661%, 7/25/2017	935,388
	Catalina Marketing Corporation, Term Loan
615,000	4.500%, 4/9/2021	614,742
	CHS/Community Health Systems, Inc., Term Loan
122,158	3.478%, 1/25/2017	122,412
449,967	4.250%, 1/27/2021	452,370
	Libbey Glass, Inc., Term Loan
307,500	3.750%, 4/9/2021	307,116
	Ortho-Clinical Diagnostics, Inc., Term Loan
620,000	4.750%, 6/30/2021[b,c]	624,731
	Roundy’s Supermarkets, Inc., Term Loan
628,861	5.750%, 3/3/2021	629,760
	Supervalu, Inc., Term Loan
784,982	4.500%, 3/21/2019	783,906
	Van Wagner Communications, LLC, Term Loan
616,551	6.250%, 8/3/2018	622,975

	Total	5,789,699

Energy (0.6%)
	Energy Solutions, LLC, Term Loan
700,000	6.750%, 5/29/2020	707,000
	Exgen Renewables I, LLC, Term Loan
436,330	5.250%, 2/6/2021	442,330
	McJunkin Red Man Corporation, Term Loan
446,625	5.000%, 11/8/2019	448,858
	Offshore Group Investment, Ltd., Term Loan
296,250	5.750%, 3/28/2019	294,274
	Pacific Drilling SA, Term Loan
594,000	4.500%, 6/3/2018	595,669

	Total	2,488,131

Financials (0.9%)
	Delos Finance Sarl, Term Loan
630,000	3.500%, 3/6/2021	629,212
	DJO Finance, LLC, Term Loan
618,741	4.250%, 9/15/2017	620,677
	Harland Clarke Holdings Corporation, Term Loan
585,000	7.000%, 5/22/2018	594,144
	MoneyGram International, Inc., Term Loan
523,674	4.250%, 3/27/2020	516,149
	TransUnion, LLC, Term Loan
648,375	4.000%, 4/9/2021	648,142
	WaveDivision Holdings, LLC, Term Loan
591,000	4.000%, 10/12/2019	590,438

	Total	3,598,762

Technology (0.9%)
	Avago Technologies, Ltd., Term Loan
1,000,000	3.750%, 5/6/2021	1,002,770
	BMC Software, Inc., Term Loan
597,000	5.000%, 9/10/2020	595,633
	First Data Corporation Extended, Term Loan
900,000	4.154%, 3/23/2018	901,125
	Freescale Semiconductor, Inc., Term Loan
592,523	4.250%, 2/28/2020	592,031

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Technology (0.9%) - continued
	Infor US, Inc., Term Loan
$ 576,814	3.750%, 6/3/2020	$572,609

	Total	3,664,168

Transportation (0.4%)
	American Airlines, Inc., Term Loan
1,064,250	3.750%, 6/27/2019	1,065,282
	Delta Air Lines, Inc., Term Loan
760,088	3.500%, 4/20/2017	759,549

	Total	1,824,831

Utilities (0.3%)
	Calpine Corporation, Term Loan
442,005	4.000%, 4/1/2018	443,247
74,625	4.000%, 10/31/2020	74,801
	Intergen NV, Term Loan
594,000	5.500%, 6/15/2020	597,962
	NGPL PipeCo, LLC, Term Loan
401,220	6.750%, 9/15/2017	400,718

	Total	1,516,728

	Total Bank Loans (cost $54,364,139)	54,432,251

	Long-Term Fixed Income (40.9%)

Asset-Backed Securities (1.1%)
	Asset Backed Securities Corporation Home Equity Loan Trust
789,599	0.292%, 7/25/2036[d]	732,073
930,038	0.312%, 11/25/2036[d]	793,210
	Countrywide Asset-Backed Certificates
576,435	5.530%, 4/25/2047	554,981
	GSAA Home Equity Trust
889,002	0.422%, 7/25/2037[d]	764,991
	J.P. Morgan Mortgage Trust
617,513	2.726%, 2/25/2036	551,758
	Renaissance Home Equity Loan Trust
420,079	5.746%, 5/25/2036	314,627
632,000	6.011%, 5/25/2036	463,598
945,440	5.797%, 8/25/2036	625,460

	Total	4,800,698

Basic Materials (1.1%)
	Anglo American Capital plc
92,000	1.176%, 4/15/2016[d,e]	92,292
	ArcelorMittal
570,000	6.000%, 3/1/2021	617,025
	Dow Chemical Company
64,000	8.550%, 5/15/2019	82,257
	First Quantum Minerals, Ltd.
322,000	6.750%, 2/15/2020[e]	331,660
322,000	7.000%, 2/15/2021[e]	331,258
	FMG Resources Pty. Ltd.
320,000	6.875%, 2/1/2018[e]	336,000
	Freeport-McMoRan Copper & Gold, Inc.
53,000	2.375%, 3/15/2018	53,790
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
670,000	8.875%, 2/1/2018	696,800
	INEOS Group Holdings SA
400,000	5.875%, 2/1/2019[e]	410,000
	LyondellBasell Industries NV
64,000	5.000%, 4/15/2019	72,191
	Mosaic Company
88,000	3.750%, 11/15/2021	91,527
	Sappi Papier Holding GmbH
400,000	6.625%, 4/15/2021[e]	422,000
	Trinseo Materials Operating SCA
570,000	8.750%, 2/1/2019	614,175
	Vale Overseas, Ltd.
46,000	6.250%, 1/23/2017	51,474
	Yamana Gold, Inc.
98,000	4.950%, 7/15/2024[e]	98,644

	Total	4,301,093

Capital Goods (0.6%)
	Cemex Finance, LLC
400,000	6.000%, 4/1/2024[e]	416,500
	Crown Cork & Seal Company, Inc.
410,000	7.375%, 12/15/2026	454,588
	Harsco Corporation
132,000	2.700%, 10/15/2015	133,155
	L-3 Communications Corporation
123,000	1.500%, 5/28/2017	123,168
	Reynolds Group Issuer, Inc.
160,000	5.750%, 10/15/2020	168,800
410,000	6.875%, 2/15/2021	442,441
	RSC Equipment Rental, Inc.
160,000	8.250%, 2/1/2021	178,000
	Textron, Inc.
137,000	7.250%, 10/1/2019	166,106
	United Rentals North America, Inc.
410,000	7.375%, 5/15/2020	453,050

	Total	2,535,808

Collateralized Mortgage Obligations (15.2%)
	Adjustable Rate Mortgage Trust
1,072,000	2.846%, 11/25/2035	920,987
	Alternative Loan Trust
1,238,638	6.000%, 6/25/2036	1,104,356
	American Home Mortgage Investment Trust
1,499,779	6.250%, 12/25/2036	696,032
	Banc of America Alternative Loan Trust
510,617	0.652%, 4/25/2035[d]	431,091
1,394,339	6.000%, 11/25/2035	1,184,248
	Banc of America Funding Corporation
364,272	5.334%, 5/20/2036	316,463
	BCAP, LLC Trust
1,378,720	0.332%, 3/25/2037[d]	1,124,047
	Bear Stearns Adjustable Rate Mortgage Trust
303,765	2.410%, 10/25/2035[d]	301,006
337,176	2.587%, 2/25/2036	270,444

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Collateralized Mortgage Obligations (15.2%) - continued
	Citicorp Mortgage Securities Trust
$ 523,360	6.000%, 5/25/2037	$537,142
	Citigroup Mortgage Loan Trust, Inc.
431,650	5.500%, 11/25/2035	394,597
934,130	2.749%, 3/25/2037	700,116
	CitiMortgage Alternative Loan Trust
623,468	5.750%, 4/25/2037	539,156
	Countrywide Alternative Loan Trust
457,045	0.552%, 2/25/2035[d]	410,559
1,072,780	2.511%, 10/25/2035	948,631
776,490	5.265%, 10/25/2035	649,347
487,897	5.500%, 2/25/2036	448,713
265,020	6.000%, 4/25/2036	231,126
643,846	6.500%, 8/25/2036	472,258
225,282	6.000%, 1/25/2037	199,613
975,625	5.500%, 5/25/2037	820,294
	Countrywide Home Loan Mortgage Pass Through Trust
659,502	2.564%, 11/25/2035	555,323
624,957	5.049%, 2/20/2036	558,960
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
135,081	5.500%, 10/25/2021	132,567
410,088	0.352%, 11/25/2035[d]	261,645
895,629	5.500%, 11/25/2035	834,926
943,939	0.893%, 4/25/2047[d]	837,440
	Federal Home Loan Mortgage Corporation
8,310,299	2.500%, 12/15/2022[f]	671,480
2,503,020	2.500%, 5/15/2027[f]	265,109
2,831,706	2.500%, 2/15/2028[f]	331,346
8,463,219	2.500%, 3/15/2028[f]	982,936
4,597,933	3.000%, 4/15/2028[f]	548,874
3,613,059	3.000%, 2/15/2033[f]	546,782
	Federal National Mortgage Association
3,608,140	2.500%, 2/25/2028[f]	411,061
3,139,679	3.000%, 4/25/2028[f]	434,339
3,546,249	3.500%, 1/25/2033[f]	582,489
	First Horizon Alternative Mortgage Securities Trust
1,026,086	2.250%, 3/25/2035	922,313
	First Horizon Mortgage Pass-Through Trust
1,033,366	2.525%, 8/25/2037	859,142
	GMACM Mortgage Loan Trust
1,905,957	4.621%, 5/25/2035	1,837,083
	Government National Mortgage Association
4,249,810	4.000%, 1/16/2027[f]	472,380
	Greenpoint Mortgage Funding Trust
744,166	0.352%, 10/25/2045[d]	584,820
	GSR Mortgage Loan Trust
240,814	0.342%, 8/25/2046[d]	235,461
	HomeBanc Mortgage Trust
425,808	2.240%, 4/25/2037	316,965
1,195,350	0.452%, 5/25/2037[d]	1,085,223
	IndyMac IMJA Mortgage Loan Trust
962,283	6.250%, 11/25/2037	876,666
	IndyMac Index Mortgage Loan Trust
1,423,863	4.752%, 10/25/2035	1,232,461
	J.P. Morgan Alternative Loan Trust
1,307,152	6.500%, 3/25/2036	1,146,224
	J.P. Morgan Mortgage Trust
236,630	6.500%, 1/25/2035	233,031
1,134,012	2.847%, 8/25/2035	1,139,091
481,482	2.607%, 10/25/2036	405,855
999,277	0.532%, 1/25/2037[d]	667,162
760,053	2.626%, 1/25/2037	679,337
517,718	6.250%, 8/25/2037	371,521
	Lehman Mortgage Trust
605,368	0.902%, 12/25/2035[d]	448,482
	Lehman XS Trust
960,000	5.500%, 9/25/2035	843,775
	Master Asset Securitization Trust
662,412	0.652%, 6/25/2036[d]	409,141
	MASTR Alternative Loans Trust
223,407	6.500%, 7/25/2034	229,089
552,665	0.602%, 12/25/2035[d]	313,344
	Merrill Lynch Alternative Note Asset Trust
747,007	6.000%, 3/25/2037	700,857
	Morgan Stanley Mortgage Loan Trust
588,050	5.253%, 11/25/2035	429,207
	MortgageIT Trust
1,087,095	0.412%, 12/25/2035[d]	1,017,124
	New Century Alternative Mortgage Loan Trust
1,256,543	6.167%, 7/25/2036	882,924
	RALI Trust
1,716,997	5.750%, 4/25/2037	1,354,300
1,052,129	6.250%, 4/25/2037	862,245
418,205	6.000%, 6/25/2037	339,196
	Residential Accredit Loans, Inc.
850,300	5.750%, 9/25/2035	770,558
970,674	6.000%, 1/25/2037	808,826
	Residential Asset Securitization Trust
663,628	5.500%, 4/25/2035	672,185
858,964	0.532%, 8/25/2037[d]	354,316
	RFMSI Trust
1,015,040	5.750%, 2/25/2036	938,618
1,435,007	6.000%, 7/25/2037	1,314,427
	Sequoia Mortgage Trust
1,696,552	2.740%, 9/20/2046	1,450,138
	Structured Adjustable Rate Mortgage Loan Trust
313,208	5.500%, 12/25/2034	306,678
1,105,899	5.171%, 7/25/2035	971,834
430,163	2.672%, 9/25/2035	369,664
837,935	4.750%, 5/25/2036	639,142
	Structured Asset Mortgage Investments, Inc.
1,601,835	0.462%, 12/25/2035[d]	1,267,260
869,622	0.362%, 5/25/2046[d]	670,685

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Collateralized Mortgage Obligations (15.2%) - continued
	Suntrust Alternative Loan Trust
$ 1,192,713	5.750%, 12/25/2035	$1,070,622
	Vericrest Opportunity Loan Transferee
950,157	3.625%, 3/25/2054[g]	955,655
642,383	3.625%, 4/25/2055[g]	646,034
	WaMu Mortgage Pass Through Certificates
911,918	4.434%, 8/25/2036	834,168
760,128	2.049%, 11/25/2036	668,040
1,131,604	1.850%, 1/25/2037	995,477
137,143	2.376%, 8/25/2046	119,822
852,823	1.951%, 3/25/2047[d]	686,359
	Washington Mutual Alternative Mortgage Pass Through Certificates
753,989	0.752%, 6/25/2035[d]	562,616
983,686	6.000%, 11/25/2035	862,627
716,890	0.873%, 2/25/2047[d]	492,242
	Wells Fargo Mortgage Backed Securities Trust
1,576,869	2.609%, 7/25/2036	1,490,640
642,503	6.000%, 7/25/2037	640,406
840,771	6.000%, 11/25/2037	846,889

	Total	62,955,850

Commercial Mortgage-Backed Securities (0.5%)
	Credit Suisse Mortgage Capital Certificates
1,000,000	5.509%, 9/15/2039	1,075,644
	Greenwich Capital Commercial Funding Corporation
650,000	5.867%, 12/10/2049	718,322

	Total	1,793,966

Communications Services (2.5%)
	AMC Networks, Inc.
390,000	4.750%, 12/15/2022	390,000
	American Tower Corporation
165,000	7.000%, 10/15/2017	192,020
	CBS Corporation
96,000	8.875%, 5/15/2019	124,454
	CC Holdings GS V, LLC
160,000	2.381%, 12/15/2017	162,936
	CCO Holdings, LLC
400,000	6.500%, 4/30/2021	426,000
	CenturyLink, Inc.
400,000	6.450%, 6/15/2021	434,000
	Cequel Communications Escrow 1, LLC
410,000	6.375%, 9/15/2020[e]	435,625
	Columbus International, Inc.
400,000	7.375%, 3/30/2021[e]	431,000
	Digicel, Ltd.
390,000	6.000%, 4/15/2021[e]	402,675
	DIRECTV Holdings, LLC
104,000	5.875%, 10/1/2019	120,963
	DISH DBS Corporation
90,000	6.750%, 6/1/2021	102,600
400,000	5.000%, 3/15/2023	407,500
	Hughes Satellite Systems Corporation
570,000	6.500%, 6/15/2019	635,550
	Level 3 Financing, Inc.
730,000	8.625%, 7/15/2020	817,600
	Nara Cable Funding, Ltd.
570,000	8.875%, 12/1/2018[e]	608,475
	Numericable Group SA
400,000	6.000%, 5/15/2022[e]	416,000
	SBA Tower Trust
200,000	3.598%, 4/16/2043[e]	201,171
	Sprint Communications, Inc.
570,000	9.000%, 11/15/2018[e]	691,125
	Telefonica Emisiones SAU
126,000	3.192%, 4/27/2018	131,679
	Time Warner Cable, Inc.
240,000	5.000%, 2/1/2020	268,946
	Univision Communications, Inc.
160,000	6.875%, 5/15/2019[e]	170,800
410,000	7.875%, 11/1/2020[e]	451,000
	UPCB Finance V, Ltd.
570,000	7.250%, 11/15/2021[e]	627,000
	Verizon Communications, Inc.
62,000	3.650%, 9/14/2018	66,308
82,000	2.550%, 6/17/2019	83,186
	Wind Acquisition Finance SA
400,000	4.750%, 7/15/2020[c,e]	403,000
390,000	7.375%, 4/23/2021[e]	416,325
	Windstream Corporation
570,000	7.750%, 10/1/2021	622,725

	Total	10,240,663

Consumer Cyclical (1.7%)
	AMC Entertainment, Inc.
400,000	5.875%, 2/15/2022	416,000
	Brookfield Residential Properties, Inc.
570,000	6.500%, 12/15/2020[e]	602,775
	Chrysler Group, LLC
530,000	8.000%, 6/15/2019	575,712
	Delphi Corporation
132,000	6.125%, 5/15/2021	147,523
	Ford Motor Credit Company, LLC
93,000	3.000%, 6/12/2017	97,022
130,000	5.000%, 5/15/2018	144,619
	General Motors Company
98,000	6.250%, 10/2/2043[e]	112,455
	General Motors Financial Company, Inc.
570,000	3.250%, 5/15/2018	578,550
	Hilton Worldwide Finance, LLC
570,000	5.625%, 10/15/2021[e]	605,625
	Jaguar Land Rover Automotive plc
200,000	4.125%, 12/15/2018[e]	206,000
420,000	5.625%, 2/1/2023[e]	446,250
	L Brands, Inc.
570,000	5.625%, 2/15/2022	617,025
	Lennar Corporation
410,000	12.250%, 6/1/2017	520,700
160,000	4.125%, 12/1/2018	163,400
	Macy’s Retail Holdings, Inc.
176,000	7.450%, 7/15/2017	206,643

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Consumer Cyclical (1.7%) - continued
	Toll Brothers Finance Corporation
$ 124,000	4.000%, 12/31/2018	$127,720
	TRW Automotive, Inc.
80,000	7.250%, 3/15/2017[e]	91,000
	West Corporation
390,000	5.375%, 7/15/2022[c,e]	386,100
	WMG Acquisition Corporation
400,000	6.750%, 4/15/2022[e]	400,000
	Wynn Las Vegas, LLC
570,000	5.375%, 3/15/2022	593,513

	Total	7,038,632

Consumer Non-Cyclical (2.0%)
	Altria Group, Inc.
114,000	9.700%, 11/10/2018	149,378
	Anheuser-Busch InBev Worldwide, Inc.
128,000	7.750%, 1/15/2019	158,136
	Aviv Healthcare Properties, LP
400,000	6.000%, 10/15/2021	424,000
	Boston Scientific Corporation
129,000	2.650%, 10/1/2018	131,868
	CareFusion Corporation
45,000	1.450%, 5/15/2017	44,966
	ConAgra Foods, Inc.
160,000	2.100%, 3/15/2018	160,511
	Cott Beverages, Inc.
415,000	5.375%, 7/1/2022[e]	416,037
	CVS Caremark Corporation
64,000	2.250%, 12/5/2018	64,783
	DaVita HealthCare Partners, Inc.
790,000	5.125%, 7/15/2024	794,937
	Endo Finance LLC & Endo Finco, Inc.
160,000	7.000%, 7/15/2019[e]	171,000
410,000	7.000%, 12/15/2020[e]	438,700
	Forest Laboratories, Inc.
97,000	4.375%, 2/1/2019[e]	104,645
	Hawk Acquisition Sub, Inc.
570,000	4.250%, 10/15/2020	573,562
	HCA, Inc.
400,000	3.750%, 3/15/2019	403,500
	Hospira, Inc.
560,000	5.200%, 8/12/2020	612,927
	IMS Health, Inc.
320,000	6.000%, 11/1/2020[e]	336,000
	JBS USA, LLC
390,000	5.875%, 7/15/2024[e]	389,025
	Lorillard Tobacco Company
129,000	8.125%, 6/23/2019	160,831
	Medco Health Solutions, Inc.
100,000	7.125%, 3/15/2018	118,122
	Mondelez International, Inc.
86,000	2.250%, 2/1/2019	86,589
	Ortho-Clinical Diagnostics, Inc.
400,000	6.625%, 5/15/2022[e]	397,000
	Pernod Ricard SA
64,000	5.750%, 4/7/2021[e]	73,571
	Perrigo Company, Ltd.
62,000	2.300%, 11/8/2018[e]	61,975
	SABMiller plc
48,000	6.500%, 7/15/2018[e]	56,173
	Safeway, Inc.
185,000	3.400%, 12/1/2016	194,679
	Spectrum Brands Escrow Corporation
570,000	6.375%, 11/15/2020	612,750
	Tenet Healthcare Corporation
400,000	8.125%, 4/1/2022	463,000
	Thermo Fisher Scientific, Inc.
128,000	2.400%, 2/1/2019	129,303
	Valeant Pharmaceuticals International
160,000	6.875%, 12/1/2014[e]	167,400
	VPII Escrow Corporation
410,000	7.500%, 7/15/2021[e]	454,075

	Total	8,349,443

Energy (1.9%)
	Buckeye Partners, LP
124,000	2.650%, 11/15/2018	126,068
	Calumet Specialty Products Partners, LP
400,000	6.500%, 4/15/2021[e]	408,000
	Chaparral Energy, Inc.
400,000	7.625%, 11/15/2022	432,000
	CNPC General Capital, Ltd.
123,000	2.750%, 4/19/2017[e]	126,193
	Concho Resources, Inc.
570,000	5.500%, 10/1/2022	613,463
	Enbridge Energy Partners, LP
810,000	8.050%, 10/1/2037	916,312
	Energy Transfer Partners, LP
62,000	6.700%, 7/1/2018	72,595
	Energy XXI Gulf Coast, Inc.
400,000	7.500%, 12/15/2021	428,000
	EQT Corporation
60,000	5.150%, 3/1/2018	65,466
62,000	8.125%, 6/1/2019	77,575
	Hess Corporation
95,000	8.125%, 2/15/2019	119,507
	Linn Energy, LLC
570,000	6.250%, 11/1/2019[e]	597,075
	Lukoil International Finance BV
64,000	3.416%, 4/24/2018[e]	63,520
	MEG Energy Corporation
160,000	6.500%, 3/15/2021[e]	169,600
410,000	6.375%, 1/30/2023[e]	435,625
	Oasis Petroleum, Inc.
570,000	6.875%, 1/15/2023	621,300
	Offshore Group Investment, Ltd.
570,000	7.500%, 11/1/2019	602,775
	Petrobras Global Finance BV
145,000	2.000%, 5/20/2016	145,209
	Range Resources Corporation
570,000	5.000%, 8/15/2022	604,200
	Rosetta Resources, Inc.
400,000	5.875%, 6/1/2022	418,000
	Sabine Pass Liquefaction, LLC
400,000	5.750%, 5/15/2024[e]	417,000
	Suncor Energy, Inc.
86,000	6.100%, 6/1/2018	99,809
	Transocean, Inc.
120,000	6.000%, 3/15/2018	135,543

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Energy (1.9%) - continued
	Weatherford International, Ltd.
$ 80,000	6.000%, 3/15/2018	$91,027
62,000	9.625%, 3/1/2019	81,362
	Williams Companies, Inc.
98,000	3.700%, 1/15/2023	94,270

	Total	7,961,494

Financials (7.6%)
	Abbey National Treasury Services plc
64,000	3.050%, 8/23/2018	67,022
	ABN AMRO Bank NV
132,000	2.500%, 10/30/2018[e]	133,936
	Aegon NV
720,000	2.847%, 7/29/2049[d,h]	663,840
	AGI Life Holdings, Inc.
800,000	7.570%, 12/1/2045[e]	1,056,000
	Ally Financial, Inc.
100,000	5.500%, 2/15/2017	108,375
	American Express Company
750,000	6.800%, 9/1/2066	825,000
	American International Group, Inc.
50,000	8.250%, 8/15/2018	62,120
	Aviation Capital Group Corporation
96,000	3.875%, 9/27/2016[e]	99,360
	Banco do Brasil SA
1,140,000	9.000%, 12/31/2049[e,h]	1,124,325
	Bank of America Corporation
164,000	5.700%, 5/2/2017	181,994
148,000	5.650%, 5/1/2018	167,763
	Bank of New York Mellon Corporation
480,000	4.500%, 12/31/2049[h]	446,400
	Barclays Bank plc
100,000	5.140%, 10/14/2020	109,530
	BBVA Banco Continental SA
117,000	2.250%, 7/29/2016[e]	117,878
	BBVA International Preferred SA Unipersonal
1,030,000	5.919%, 12/29/2049[h]	1,073,775
	BNP Paribas SA
775,000	5.186%, 6/29/2049[e,h]	789,531
	BPCE SA
375,000	5.150%, 7/21/2024[e]	395,889
	Citigroup, Inc.
157,000	5.500%, 2/15/2017	172,663
128,000	8.500%, 5/22/2019	163,608
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
525,000	11.000%, 12/29/2049[e,h]	704,912
	Credit Suisse Group AG
400,000	7.500%, 12/11/2049[e,h]	442,760
760,000	6.250%, 12/29/2049[e,h]	764,750
	CyrusOne, LP
570,000	6.375%, 11/15/2022	614,175
	DDR Corporation
86,000	9.625%, 3/15/2016	98,403
	Denali Borrower, LLC
570,000	5.625%, 10/15/2020[e]	604,200
	Discover Bank
43,000	8.700%, 11/18/2019	54,651
	Discover Financial Services
90,000	6.450%, 6/12/2017	102,377
	Fifth Third Bancorp
575,000	4.900%, 12/29/2049[h]	571,866
600,000	5.100%, 12/31/2049[h]	576,450
	GE Capital Trust I
380,000	6.375%, 11/15/2067	422,750
	General Electric Capital Corporation
800,000	6.250%, 12/15/2049[h]	890,000
	Genworth Financial, Inc.
121,000	7.700%, 6/15/2020	149,119
	Goldman Sachs Group, Inc.
45,000	6.250%, 9/1/2017	51,231
43,000	2.375%, 1/22/2018	43,668
88,000	2.625%, 1/31/2019	89,196
122,000	7.500%, 2/15/2019	148,883
800,000	5.700%, 12/29/2049[h]	826,500
	Hartford Financial Services Group, Inc.
106,000	6.000%, 1/15/2019	123,001
	HBOS plc
116,000	6.750%, 5/21/2018[e]	133,635
	HCP, Inc.
64,000	3.750%, 2/1/2019	68,197
	Health Care REIT, Inc.
110,000	4.700%, 9/15/2017	120,332
	HSBC Finance Corporation
155,000	6.676%, 1/15/2021	185,365
	Icahn Enterprises, LP
400,000	6.000%, 8/1/2020	428,500
	ILFC E-Capital Trust II
1,200,000	6.250%, 12/21/2065[d,e]	1,200,000
	ING Capital Funding Trust III
819,000	3.834%, 12/29/2049[d,h]	819,000
	International Lease Finance Corporation
64,000	2.181%, 6/15/2016[d]	64,400
320,000	5.875%, 8/15/2022	349,600
	Intesa Sanpaolo SPA
41,000	3.875%, 1/16/2018	43,211
100,000	3.875%, 1/15/2019	104,872
	J.P. Morgan Chase & Company
88,000	6.300%, 4/23/2019	104,044
77,000	7.900%, 4/29/2049[h]	86,048
750,000	6.750%, 8/29/2049[h]	807,188
190,000	5.000%, 12/29/2049[h]	189,296
200,000	6.000%, 12/29/2049[h]	204,000
	Liberty Mutual Group, Inc.
525,000	10.750%, 6/15/2058[e]	801,938
25,000	5.000%, 6/1/2021[e]	27,499
	Lincoln National Corporation
770,000	6.050%, 4/20/2067	778,663
	Lloyds Banking Group plc
865,000	5.920%, 9/29/2049[e,h]	873,650
	MetLife Capital Trust IV
823,000	7.875%, 12/15/2037[e]	1,022,578
	MetLife, Inc.
400,000	6.400%, 12/15/2036	447,000
	Morgan Stanley
87,000	6.250%, 8/28/2017	99,152
64,000	4.875%, 11/1/2022	68,699
300,000	5.450%, 12/29/2049[h]	305,472

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Financials (7.6%) - continued
	Murray Street Investment Trust I
$ 88,000	4.647%, 3/9/2017	$95,109
	National City Corporation
86,000	6.875%, 5/15/2019	102,712
	Nomura Holdings, Inc.
85,000	2.750%, 3/19/2019	86,470
	Prologis, LP
106,000	6.625%, 5/15/2018	123,713
	Prudential Financial, Inc.
380,000	5.875%, 9/15/2042	412,775
775,000	5.625%, 6/15/2043	829,002
	QBE Capital Funding III, Ltd.
400,000	7.250%, 5/24/2041[e]	431,000
	RBS Capital Trust III
600,000	5.512%, 9/29/2049[h]	594,000
	Realty Income Corporation
78,000	2.000%, 1/31/2018	78,369
	Regions Bank
67,000	7.500%, 5/15/2018	79,744
	Reinsurance Group of America, Inc.
160,000	5.625%, 3/15/2017	174,716
	Royal Bank of Scotland Group plc
82,000	1.174%, 3/31/2017[d]	82,399
375,000	7.648%, 8/29/2049[h]	453,750
	SLM Corporation
100,000	6.250%, 1/25/2016	106,250
	Societe Generale SA
124,000	5.750%, 4/20/2016[e]	133,045
760,000	6.000%, 12/31/2049[e,h]	748,600
	Swiss RE Capital I, LP
823,000	6.854%, 5/29/2049[e,h]	880,610
	Voya Financial, Inc.
200,000	5.650%, 5/15/2053	203,500
129,000	2.900%, 2/15/2018	133,675
	Wells Fargo & Company
400,000	5.900%, 12/29/2049[h]	424,300
	ZFS Finance USA Trust II
977,000	6.450%, 12/15/2065[e]	1,052,718

	Total	31,596,697

Foreign Government (0.2%)
	Mexico Government International Bond
930,000	4.000%, 10/2/2023	977,430

	Total	977,430

Mortgage-Backed Securities (4.0%)
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
2,800,000	3.500%, 8/1/2029[c]	2,960,125
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,500,000	3.500%, 7/1/2044[c]	1,544,063
6,650,000	4.000%, 7/1/2044[c]	7,057,312
4,400,000	4.500%, 8/1/2044[c]	4,754,235

	Total	16,315,735

Technology (0.5%)
	Amkor Technology, Inc.
670,000	6.625%, 6/1/2021	713,550
	First Data Corporation
570,000	7.375%, 6/15/2019[e]	612,037
	Freescale Semiconductor, Inc.
570,000	6.000%, 1/15/2022[e]	607,050

	Total	1,932,637

Transportation (0.2%)
	American Airlines Pass Through Trust
83,455	4.950%, 1/15/2023[e]	90,339
	Avis Budget Car Rental, LLC
150,000	5.125%, 6/1/2022[e]	150,188
	Delta Air Lines, Inc.
67,434	4.950%, 5/23/2019	72,829
55,601	4.750%, 5/7/2020	60,327
	Korea Expressway Corporation
123,000	1.625%, 4/28/2017[e]	122,872
	United Air Lines, Inc.
78,702	10.400%, 11/1/2016	89,524

	Total	586,079

Utilities (1.8%)
	Access Midstream Partners, LP
390,000	4.875%, 5/15/2023	410,962
	AES Corporation
390,000	7.375%, 7/1/2021	456,300
	Atlas Pipeline Partners, LP
570,000	4.750%, 11/15/2021	558,600
	Calpine Corporation
560,000	6.000%, 1/15/2022[e]	603,400
	Commonwealth Edison Company
82,000	6.950%, 7/15/2018	96,965
	DCP Midstream Operating, LP
129,000	2.500%, 12/1/2017	132,701
	DCP Midstream, LLC
300,000	5.850%, 5/21/2043[e]	285,000
	Electricite de France SA
1,240,000	5.250%, 12/29/2049[e,h]	1,264,961
	Enel Finance International NV
64,000	5.125%, 10/7/2019[e]	72,056
	Enterprise Products Operating, LLC
960,000	7.034%, 1/15/2068	1,095,744
170,000	7.000%, 6/1/2067	180,200
	Exelon Generation Company, LLC
88,000	5.200%, 10/1/2019	98,969
	MidAmerican Energy Holdings Company
88,000	5.750%, 4/1/2018	100,712
	NRG Energy, Inc.
390,000	6.625%, 3/15/2023	422,175
	ONEOK Partners, LP
62,000	2.000%, 10/1/2017	62,846
64,000	3.200%, 9/15/2018	66,778
	PPL Capital Funding, Inc.
159,000	1.900%, 6/1/2018	158,882
	Southern California Edison Company
900,000	6.250%, 8/1/2049[h]	976,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (40.9%)	Value
Utilities (1.8%) - continued
	TransCanada PipeLines, Ltd.
$ 400,000	6.350%, 5/15/2067	$416,500

	Total	7,460,251

	Total Long-Term Fixed Income (cost $159,634,243)	168,846,476

Shares	Common Stock (34.8%)
Consumer Discretionary (3.9%)
7,700	Abercrombie & Fitch Company	333,025
4,500	Bayerische Motoren Werke AG	569,834
13,450	Best Buy Company, Inc.	417,085
50,800	Carphone Warehouse Group plc	280,337
3,750	Coinstar, Inc.[i]	222,563
21,050	Comcast Corporation	1,129,964
3,900	Deckers Outdoor Corporation[i]	336,687
12,550	E.W. Scripps Company[i]	265,558
40,800	EDION Corporation	283,233
50,650	Ford Motor Company	873,206
3,750	G-III Apparel Group, Ltd.[i]	306,225
7,100	Hennes & Mauritz AB	309,985
77,100	Home Retail Group plc	232,962
24,000	Honda Motor Company, Ltd.[j]	837,474
6,950	Iconix Brand Group, Inc.[i]	298,433
136,000	ITV plc	414,451
16,100	JB Hi-Fi, Ltd.	278,381
7,600	Kohl’s Corporation	400,368
11	Lear Corporation, Warrants, $0.01, expires 11/9/2014[i]	1,910
258,000	Li & Fung, Ltd.	382,150
13,050	Live Nation Entertainment, Inc.[i]	322,205
17,550	Lowe’s Companies, Inc.	842,225
107,000	Luk Fook Holdings International, Ltd.	313,769
5,650	Madison Square Garden Company[i]	352,843
24,150	Nautilus, Inc.[i]	267,824
30,400	Panasonic Corporation	368,510
4,500	Pandora AS	345,347
5,500	Renault SA	497,171
2,500	RTL Group SA	277,489
27,500	Sekisui House, Ltd.	377,368
153,800	Seven West Media, Ltd.	272,371
23,600	SHOWA Corporation	287,520
88,000	SJM Holdings, Ltd.	220,453
49,800	Sky Network Television, Ltd.	299,499
12,900	Societe Television Francaise 1	211,236
25,800	Sumitomo Forestry Company, Ltd.	315,009
13,500	Suzuki Motor Corporation	423,516
4,050	Tempur-Pedic International, Inc.[i]	241,785
11,550	Thomson Reuters Corporation	419,958
90,998	Trinity Mirror plc[i]	236,714
3,950	Viacom, Inc.	342,584
2,900	Volkswagen AG	759,558

	Total	16,168,785

Consumer Staples (2.0%)
22,600	Altria Group, Inc.	947,844
14,500	Asahi Group Holdings, Ltd.	455,342
21,100	Coca-Cola Company	893,796
9,500	Coca-Cola Enterprises, Inc.	453,910
12,450	CVS Caremark Corporation	938,356
8,800	ICA Gruppen AB	299,830
18,300	Imperial Tobacco Group plc	823,277
5,500	Interparfums SA	202,136
5,500	Interparfums SA Rights[d,i,k]	40,427
4,200	Kerry Group plc	313,835
4,000	Nestle SA	309,948
11,250	Pilgrim’s Pride Corporation[i]	307,800
16,450	Procter & Gamble Company	1,292,806
2,800	Wal-Mart Stores, Inc.	210,196
6,826	Wesfarmers, Ltd.	269,364
10,450	WhiteWave Foods Company[i]	338,267
107,000	Wilmar International, Ltd.	273,905

	Total	8,371,039

Energy (2.7%)
8,600	Apache Corporation	865,332
46,935	Bankers Petroleum, Ltd.[i]	299,983
137,916	BP plc	1,214,472
10,400	CAT Oil AG	266,560
33,200	Eni SPA	908,009
8,400	Ensco plc	466,788
17,900	ERG SPA	276,233
7,150	Exterran Holdings, Inc.	321,679
20,100	Exxon Mobil Corporation	2,023,668
17,450	Marathon Oil Corporation	696,604
17,200	Pioneer Energy Services Corporation[i]	301,688
240	Royal Dutch Shell plc, Class A	9,917
22,000	Royal Dutch Shell plc, Class B	956,117
12,650	RPC, Inc.	297,148
26,700	Showa Shell Sekiyu KK	303,499
4,400	SM Energy Company	370,040
10,900	Southwestern Energy Company[i]	495,841
11,300	Total SA	817,552
5,300	Whiting Petroleum Corporation[i]	425,325

	Total	11,316,455

Financials (10.9%)
6,950	Aflac, Inc.	432,637
62,400	American Capital Agency Corporation	1,460,784
200,000	Apollo Investment Corporation	1,722,000
115,400	Ares Capital Corporation	2,061,044
7,700	Australia & New Zealand Banking Group, Ltd.	242,123
86,000	Bank Leumi Le-Israel BMi	335,190
4,389	Bank of Nova Scotia	292,614
422,520	BlackRock Enhanced Equity Dividend Trust	3,544,943
23,000	Citigroup, Inc.	1,083,300
8,478	Coresite Realty Corporation	280,367
3,500	Daito Trust Construction Company, Ltd.	411,562
56,000	Daiwa Securities Group, Inc.	485,200
11,700	Discover Financial Services	725,166
3,300	Erie Indemnity Company	248,358
23,450	F.N.B. Corporation	300,629
25,000	Fifth Third Bancorp	533,750
16,750	First Financial Bancorp	288,268
35,100	First Niagara Financial Group, Inc.	306,774
120,000	Golub Capital BDC, Inc.	2,124,000
7,250	Hancock Holding Company	256,070
26,500	Hang Seng Bank, Ltd.	432,731

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (34.8%)	Value
Financials (10.9%) - continued
7,950	Horace Mann Educators Corporation	$248,596
96,144	HSBC Holdings plc	975,383
37,850	Huntington Bancshares, Inc.	361,089
240,000	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	3,033,600
14,400	iShares J.P. Morgan USD Emerging Markets Bond ETF	1,659,888
14,400	iShares MSCI Emerging Markets Minimum Volatility ETF	865,584
27,000	iShares S&P U.S. Preferred Stock Index Fund	1,077,570
159,000	Israel Discount Bank, Ltd.[i]	269,179
32,300	KeyCorp	462,859
7,000	Lazard, Ltd.	360,920
21,850	Maiden Holdings, Ltd.	264,167
21,800	Mediolanum SPA	167,880
25,500	National Australia Bank, Ltd.	788,175
9,700	Prudential Financial, Inc.	861,069
20,350	Radian Group, Inc.	301,383
22,300	Regions Financial Corporation	236,826
14,338	Royal Bank of Canada	1,024,978
93,000	Solar Capital, Ltd.	1,979,040
20,000	Sumitomo Mitsui Financial Group, Inc.	839,138
3,000	Swiss Re AG	266,752
19,428	Toronto-Dominion Bank[j]	1,000,122
232,750	Two Harbors Investment Corporation	2,439,220
19,700	U.S. Bancorp	853,404
25,000	Vanguard High Dividend Yield ETF	1,658,000
36,000	Vanguard REIT ETF	2,694,240
7,300	W.R. Berkley Corporation	338,063
27,950	Wells Fargo & Company	1,469,052
2,700	Zurich Insurance Group AGi	813,203

	Total	44,876,890

Health Care (3.7%)
15,850	AbbVie, Inc.	894,574
4,200	Actelion, Ltd.	531,593
32,400	Affymetrix, Inc.[i]	288,684
4,153	Albany Molecular Research, Inc.[i]	83,558
5,650	AmerisourceBergen Corporation	410,529
3,100	Bayer AG	437,327
2,400	Biogen Idec, Inc.[i]	756,744
2,929	Boiron SA	254,718
40,250	Boston Scientific Corporation[i]	513,992
14,000	Bruker Corporation[i]	339,780
10,700	Capital Senior Living Corporation[i]	255,088
11,300	CSL, Ltd.	709,336
6,100	Eli Lilly and Company	379,237
53,600	Fisher & Paykel Healthcare Corporation, Ltd.	222,915
40,273	GlaxoSmithKline plc	1,072,271
11,350	Globus Medical, Inc.[i]	271,492
8,800	HCA Holdings, Inc.[i]	496,144
13,750	Healthways, Inc.[i]	241,175
7,050	ICON plc[i]	332,126
10,350	Johnson & Johnson	1,082,817
3,200	Lonza Group AG	347,995
2,050	McKesson Corporation	381,731
10,250	Medicines Company[i]	297,865
15,300	Merck & Company, Inc.	885,105
42,003	Pfizer, Inc.	1,246,649
9,950	PharMerica Corporation[i]	284,471
5,550	Quintiles Transnational Holdings, Inc.[i]	295,760
13,800	Recordati SPA	231,920
1,300	Roche Holding AG	379,754
1,800	Roche Holding AG	536,322
6,650	WellPoint, Inc.	715,607

	Total	15,177,279

Industrials (3.7%)
6,950	3M Company	995,518
10,600	AAR Corporation	292,136
11,300	Abertis Infraestructuras SA	259,971
7,000	Altra Industrial Motion Corporation	254,730
8,650	Caterpillar, Inc.	939,995
9,600	easyJet plc	224,185
16,900	Exelis, Inc.	286,962
56,150	General Electric Company	1,475,622
400	Georg Fischer AGi	286,295
67,000	Hanwa Company, Ltd.	290,202
45,000	Hutchison Whampoa, Ltd.	615,445
41,600	ITOCHU Corporation	534,052
9,650	KAR Auction Services, Inc.	307,546
31,000	Kinden Corporation	301,656
11,100	KONE Oyj	462,826
4,950	Lockheed Martin Corporation	795,613
20,150	Meritor, Inc.[i]	262,756
12,600	Nordex SEi	279,084
2,400	Northrop Grumman Corporation	287,112
6,050	Oshkosh Corporation	335,956
4,716	Osterreichische Post AG	234,250
6,900	Patrick Industries, Inc.[i]	321,471
12,650	Quad/Graphics, Inc.	282,981
6,246	Randstad Holding NV	338,591
6,850	Raytheon Company	631,913
24,750	Republic Airways Holdings, Inc.[i]	268,290
6,600	Safran SA	432,067
7,800	Siemens AG	1,029,866
20,550	Southwest Airlines Company	551,973
4,424	Stantec, Inc.	273,968
76,000	Toda Corporation	295,539
23,000	TOTO, Ltd.	310,179
5,600	Woodward, Inc.	281,008
13,300	WS Atkins plc	300,001

	Total	15,039,759

Information Technology (4.9%)
3,450	Accenture plc	278,898
7,350	Akamai Technologies, Inc.[i]	448,791
8,750	Ambarella, Inc.[i,j]	272,825
25,950	Apple, Inc.	2,411,533
13,550	AVG Technologies NVi	272,762
139,561	Blinkx plc[i]	151,296
12,100	Booz Allen Hamilton Holding Corporation	257,004
35,000	Brocade Communications Systems, Inc.	322,000
26,900	Calix, Inc.[i]	220,042
5,900	Cap Gemini SA	421,046
11,714	CGI Group, Inc.[i]	415,185
6,250	Check Point Software Technologies, Ltd.[i,j]	418,938

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (34.8%)	Value
Information Technology (4.9%) - continued
43,950	Cisco Systems, Inc.	$1,092,157
6,350	Computer Sciences Corporation	401,320
1,122	Constellation Software, Inc.	285,965
10,450	CoreLogic, Inc.[i]	317,262
32,800	Corning, Inc.	719,960
16,950	eBay, Inc.[i]	848,517
11,900	Electronic Arts, Inc.[i]	426,853
32,250	EMC Corporation	849,465
16,200	FUJIFILM Holdings NPV	452,152
7,850	GameStop Corporation[j]	317,690
17,850	Genpact, Ltd.[i]	312,911
26,400	Hewlett-Packard Company	889,152
21,000	Hitachi Kokusai Electric, Inc.	290,983
17,600	Juniper Networks, Inc.[i]	431,904
1,200	Keyence Corporation	524,745
6,850	Lexmark International, Inc.	329,896
8,850	ManTech International Corporation	261,252
22,950	Marvell Technology Group, Ltd.	328,874
6,343	Melexis NV	281,232
21,882	ModusLink Global Solutions, Inc.[i,j]	81,839
12,050	NetApp, Inc.	440,066
6,850	NXP Semiconductors NVi	453,333
7,241	Open Text Corporation	347,443
10,750	Oracle Corporation	435,697
12,450	Pegasystems, Inc.	262,944
22,100	Polycom, Inc.[i]	276,913
13,650	Sanmina Corporation[i]	310,947
8,700	SAP AG ADR	670,376
6,700	Seiko Epson Corporation	285,046
18,000	Texas Instruments, Inc.	860,220
9,700	Trend Micro, Inc.	319,633
3,100	Wincor Nixdorf AG	176,550

	Total	20,173,617

Materials (1.0%)
496,478	Arrium, Ltd.	373,463
16,850	Dow Chemical Company	867,101
23,400	James Hardie Industries plc	305,273
197,000	Kobe Steel, Ltd.	296,280
17,000	Nippon Paint Company, Ltd.	359,947
17,400	Rio Tinto plc	939,495
76,000	Sumitomo Osaka Cement Company, Ltd.	289,070
61,000	Tosoh Corporation	295,860
6,300	Voestalpine AG	300,341

	Total	4,026,830

Telecommunications Services (1.0%)
8,050	AT&T, Inc.	284,648
172,200	Bezeq Israel Telecommunication
	Corporation, Ltd.	322,288
83,800	BT Group plc	550,652
10,100	Nippon Telegraph & Telephone Corporation	629,512
46,900	QSC AG	201,434
198,000	Singapore Telecommunications, Ltd.	611,958
8,550	Verizon Communications, Inc.	418,351
248,663	Vodafone Group plc	831,097
62,750	Vonage Holdings Corporation[i]	235,312

	Total	4,085,252

Utilities (1.0%)
226,300	A2A SPA	260,611
87,400	Electricidade de Portugal SA	438,539
9,700	Empire District Electric Company	249,096
7,900	Endesa SA	305,467
16,500	Fortum Oyj	443,058
13,600	Gas Natural SDG SAj	429,668
28,900	GDF Suez	796,240
67,500	Iberdrola SA	516,344
8,000	Otter Tail Corporation	242,320
17,500	Suez Environnement Company SA	334,778
11,400	Verbund AG	220,804

	Total	4,236,925

	Total Common Stock (cost $135,867,186)	143,472,831

	Preferred Stock (3.8%)
Financials (3.8%)
15,000	Affiliated Managers Group, Inc., 5.250%	394,500
5,625	Agribank FCB, 6.875%[h]	597,656
42,000	Allstate Corporation, 5.100%	1,055,460
39,710	Annaly Capital Management, Inc., 7.500%[h]	962,967
800	Bank of America Corporation, Convertible, 7.250%[h]	933,600
31,200	CHS, Inc., 7.100%[h]	847,392
37,225	Citigroup, Inc., 6.875%[h]	1,010,287
13,380	Cobank ACB, 6.250%[e,h]	1,386,085
16,000	Countrywide Capital V, 7.000%	416,000
20,000	DDR Corporation, 6.250%[h]	478,000
4,000	Farm Credit Bank of Texas, 6.750%[e,h]	418,625
19,600	Goldman Sachs Group, Inc., 5.500%[h]	480,200
48,000	HSBC USA, Inc., 6.500%[h]	1,221,552
225	M&T Bank Corporation, 6.375%[h]	233,930
25,900	Morgan Stanley, 7.125%[h]	721,833
24,500	PNC Financial Services Group, Inc., 6.125%[h]	672,770
12,000	Principal Financial Group, Inc., 5.563%[h]	1,216,500
8,000	Royal Bank of Scotland Group plc, 7.250%[h]	202,000
28,000	U.S. Bancorp 6.500%[h]	791,280
16,000	Wells Fargo & Company, 5.850%[h]	415,040
800	Wells Fargo & Company, Convertible, 7.500%[h]	971,200

	Total	15,426,877

Utilities (<0.1%)
1,315	Southern California Edison Company, 4.920%[d,h]	134,705

	Total	134,705

	Total Preferred Stock (cost $15,092,115)	15,561,582

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (0.8%)	Value
3,372,821	Thrivent Cash Management Trust	$3,372,821

	Total Collateral Held for Securities Loaned (cost $3,372,821)	3,372,821

Shares or Principal Amount	Short-Term Investments (11.7%)[l]
	Federal Home Loan Bank Discount Notes
100,000	0.095%, 07/07/2014[m]	99,998
100,000	0.090%, 07/11/2014	99,997
400,000	0.055%, 07/23/2014[m]	399,987
100,000	0.055%, 07/25/2014[m]	99,996
700,000	0.087%, 07/30/2014[m]	699,951
100,000	0.057%, 08/01/2014[m]	99,995
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.110%, 07/01/2014	100,000
	Thrivent Cash Management Trust
46,521,573	0.050%	46,521,573

	Total Short-Term Investments (at amortized cost)	48,121,497

	Total Investments (cost $416,452,001) 105.2%	$433,807,458

	Other Assets and Liabilities, Net (5.2%)	(21,598,759)

	Total Net Assets 100.0%	$412,208,699

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $34,976,796 or 8.5% of total net assets.
f	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
g	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Vericrest Opportunity Loan Transferee, 04/25/2055	11/21/2013	$639,919
Vericrest Opportunity Loan Transferee, 03/25/2054	12/11/2013	946,044

h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	Non-income producing security.
j	All or a portion of the security is on loan.
k	Security is fair valued.
l	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m	At June 30, 2014, $1,399,927 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,355,047
Gross unrealized depreciation	(4,026,317)

Net unrealized appreciation (depreciation)	$17,328,730

Cost for federal income tax purposes	$416,478,728

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Diversified Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,872,863	—	4,872,863	—
Capital Goods	2,345,265	—	2,345,265	—
Communications Services	17,649,944	—	17,649,944	—
Consumer Cyclical	10,681,860	—	10,681,860	—
Consumer Non-Cyclical	5,789,699	—	5,789,699	—
Energy	2,488,131	—	2,488,131	—
Financials	3,598,762	—	3,598,762	—
Technology	3,664,168	—	3,664,168	—
Transportation	1,824,831	—	1,824,831	—
Utilities	1,516,728	—	1,516,728	—
Long-Term Fixed Income
Asset-Backed Securities	4,800,698	—	4,800,698	—
Basic Materials	4,301,093	—	4,301,093	—
Capital Goods	2,535,808	—	2,535,808	—
Collateralized Mortgage Obligations	62,955,850	—	62,955,850	—
Commercial Mortgage-Backed Securities	1,793,966	—	1,793,966	—
Communications Services	10,240,663	—	10,240,663	—
Consumer Cyclical	7,038,632	—	7,038,632	—
Consumer Non-Cyclical	8,349,443	—	8,349,443	—
Energy	7,961,494	—	7,961,494	—
Financials	31,596,697	—	31,596,697	—
Foreign Government	977,430	—	977,430	—
Mortgage-Backed Securities	16,315,735	—	16,315,735	—
Technology	1,932,637	—	1,932,637	—
Transportation	586,079	—	586,079	—
Utilities	7,460,251	—	7,460,251	—
Common Stock
Consumer Discretionary	16,168,785	7,374,448	8,794,337	—
Consumer Staples	8,371,039	5,382,975	2,947,637	40,427
Energy	11,316,455	6,264,113	5,052,342	—
Financials	44,876,890	36,532,660	8,344,230	—
Health Care	15,177,279	10,453,128	4,724,151	—
Industrials	15,039,759	8,571,582	6,468,177	—
Information Technology	20,173,617	15,551,965	4,621,652	—
Materials	4,026,830	867,101	3,159,729	—
Telecommunications Services	4,085,252	938,311	3,146,941	—
Utilities	4,236,925	491,416	3,745,509	—
Preferred Stock
Financials	15,426,877	13,622,167	1,804,710	—
Utilities	134,705	—	134,705	—
Collateral Held for Securities Loaned	3,372,821	3,372,821	—	—
Short-Term Investments	48,121,497	46,521,573	1,599,924	—

Total	$433,807,458	$155,944,260	$277,822,771	$40,427

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	70,087	70,087	—	—

Total Asset Derivatives	$70,087	$70,087	$—	$—

Liability Derivatives
Futures Contracts	177,501	177,501	—	—

Total Liability Derivatives	$177,501	$177,501	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Mini MSCI EAFE Index Futures	44	September 2014	$4,308,020	$4,331,580	$23,560
Russell 2000 Index Mini-Futures	(66)	September 2014	(7,709,316)	(7,855,980)	(146,664)
S&P 500 Index Mini-Futures	40	September 2014	3,858,273	3,904,800	46,527
Ultra Long Term U.S. Treasury Bond
Futures	31	September 2014	4,678,899	4,648,062	(30,837)
Total Futures Contracts					($107,414)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$70,087
Total Equity Contracts		70,087

Total Asset Derivatives		$70,087

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	30,837
Total Interest Rate Contracts		30,837
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	146,664
Total Equity Contracts		146,664

Total Liability Derivatives		$177,501

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	865,210
Total Equity Contracts		865,210
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	272,728
Total Interest Rate Contracts		272,728

Total		$1,137,938

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Diversified Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(188,685)
Total Interest Rate Contracts		(188,685)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(197,080)
Total Equity Contracts		(197,080)

Total		($385,765)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Diversified Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Diversified Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$9,307,529	2.4%
Interest Rate Contracts	16,043,867	4.2

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$3,011,629	$19,155,599	$18,794,407	3,372,821	$3,372,821	$9,428
Cash Management Trust- Short Term Investment	29,566,956	106,788,490	89,833,873	46,521,573	46,521,573	9,800
Total Value and Income Earned	32,578,585				49,894,394	19,228

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (39.0%)[a]	Value
Basic Materials (3.2%)
	Alpha Natural Resources, Inc., Term Loan
$ 437,033	3.500%, 5/22/2020	$421,921
	Arch Coal, Inc., Term Loan
277,177	6.250%, 5/16/2018	272,154
	Fortescue Metals Group, Ltd., Term Loan
202,950	3.750%, 6/30/2019	203,027
	Ineos Group Holdings, Ltd., Term Loan
252,442	3.750%, 5/4/2018	251,717
	NewPage Corporation, Term Loan
420,000	9.500%, 2/11/2021	420,525
	Tronox Pigments BV, Term Loan
274,307	0.000%, 3/19/2020[b,c]	274,719

	Total	1,844,063

Capital Goods (1.4%)
	ADS Waste Holdings, Inc., Term Loan
252,437	3.750%, 10/9/2019	251,062
	Rexnord, LLC, Term Loan
277,900	4.000%, 8/21/2020	277,483
	Silver II Borrower, Term Loan
269,490	4.000%, 12/13/2019	268,624

	Total	797,169

Communications Services (13.8%)
	Cengage Learning Aquisitions, Term Loan
723,187	7.000%, 3/31/2020	730,875
	Cincinnati Bell, Inc., Term Loan
124,062	4.000%, 9/10/2020	123,986
	Clear Channel Communications, Inc., Term Loan
255,000	6.900%, 1/30/2019	253,587
	Fairpoint Communications, Term Loan
252,443	7.500%, 2/14/2019[b,c]	261,122
	Grande Communications Networks, LLC, Term Loan
252,451	4.500%, 5/29/2020	251,504
	Hargray Communications Group, Inc., Term Loan
222,750	4.750%, 6/26/2019	223,307
	IMG Worldwide, Inc., Term Loan
1,375,000	5.250%, 5/6/2021	1,383,250
	Integra Telecom Holdings, Inc., Term Loan
252,444	5.250%, 2/22/2019	253,769
	Level 3 Communications, Inc., Term Loan
280,000	4.000%, 8/1/2019	280,232
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
300,000	0.000%, 12/11/2021[b,c]	300,249
	LTS Buyer, LLC, Term Loan
277,200	4.000%, 4/13/2020	276,260
	McGraw-Hill Global Education, LLC, Term Loan
252,614	5.750%, 3/22/2019	256,719
	NTelos, Inc., Term Loan
29,698	5.750%, 11/9/2019	29,673
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
259,072	5.500%, 7/31/2018	258,748
	SBA Senior Finance II, LLC, Term Loan
750,000	3.250%, 3/24/2021	744,885
	TNS, Inc., Term Loan
99,918	5.000%, 2/14/2020	100,293
	Univision Communications, Inc., Term Loan
252,453	4.000%, 3/1/2020	252,110
	Virgin Media Investment Holdings, Ltd., Term Loan
255,000	3.500%, 6/7/2020	254,123
	Visant Corporation, Term Loan
250,000	5.250%, 12/22/2016	248,812
	WideOpenWest Finance, LLC, Term Loan
252,443	4.750%, 4/1/2019	253,034
	XO Communications, LLC, Term Loan
698,250	4.250%, 3/20/2021	701,853
	Yankee Cable Acquisition, LLC, Term Loan
250,840	4.500%, 3/1/2020	252,016
	Zayo Group, LLC, Term Loan
252,426	4.000%, 7/2/2019	252,611

	Total	7,943,018

Consumer Cyclical (6.6%)
	Bally Technologies, Inc., Term Loan
381,308	4.250%, 11/25/2020	382,738
	Booz Allen Hamilton, Inc., Term Loan
103,359	3.750%, 7/31/2019	103,691
	Burlington Coat Factory Warehouse Corporation, Term Loan
267,654	4.250%, 2/23/2017	269,105
	Ceridian Corporation, Term Loan
271,220	4.400%, 8/14/2015	271,516
	Chrysler Group, LLC, Term Loan
399,000	3.250%, 12/31/2018	397,587
	Golden Nugget, Inc., Delayed Draw
104,475	5.500%, 11/21/2019	106,434
	Golden Nugget, Inc., Term Loan
243,775	5.500%, 11/21/2019	248,346
	J.C. Penney Corporation, Inc., Term Loan
252,450	6.000%, 5/22/2018	255,214
	Las Vegas Sands, LLC, Term Loan
124,375	3.250%, 12/19/2020	124,304
	Marina District Finance Company, Inc., Term Loan
368,150	6.750%, 8/15/2018	372,174
	Mohegan Tribal Gaming Authority, Term Loan
746,250	5.500%, 11/19/2019	757,757

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (39.0%)[a]	Value
Consumer Cyclical (6.6%) - continued
	Scientific Games International, Inc., Term Loan
$ 253,725	4.250%, 10/18/2020	$250,830
	Toys R Us, Inc., Term Loan
277,058	5.250%, 5/25/2018	223,954

	Total	3,763,650

Consumer Non-Cyclical (4.0%)
	Albertsons, Inc., Term Loan
277,903	4.750%, 3/21/2019	279,118
	JBS USA, LLC, Term Loan
1,318,532	3.750%, 5/25/2018	1,315,236
	Roundy’s Supermarkets, Inc., Term Loan
216,579	5.750%, 3/3/2021	216,888
	Supervalu, Inc., Term Loan
226,293	4.500%, 3/21/2019	225,983
	Van Wagner Communications, LLC, Term Loan
244,663	6.250%, 8/3/2018	247,212

	Total	2,284,437

Energy (1.3%)
	Exgen Renewables I, LLC, Term Loan
322,289	5.250%, 2/6/2021	326,721
	McJunkin Red Man Corporation, Term Loan
148,875	5.000%, 11/8/2019	149,619
	Pacific Drilling SA, Term Loan
252,450	4.500%, 6/3/2018	253,160

	Total	729,500

Financials (3.0%)
	Delos Finance Sarl, Term Loan
125,000	3.500%, 3/6/2021	124,844
	Harland Clarke Holdings Corporation, Term Loan
248,625	7.000%, 5/22/2018	252,511
	TransUnion, LLC, Term Loan
1,371,563	4.000%, 4/9/2021	1,371,068

	Total	1,748,423

Technology (3.1%)
	Avago Technologies, Ltd., Term Loan
625,000	3.750%, 5/6/2021	626,731
	BMC Software, Inc., Term Loan
278,600	5.000%, 9/10/2020	277,962
	First Data Corporation Extended, Term Loan
255,000	4.154%, 3/23/2018	255,319
	Freescale Semiconductor, Inc., Term Loan
252,453	4.250%, 2/28/2020	252,244
	Infor US, Inc., Term Loan
348,250	3.750%, 6/3/2020	345,711

	Total	1,757,967

Transportation (0.9%)
	American Airlines, Inc., Term Loan
499,950	3.750%, 6/27/2019	500,435

	Total	500,435

Utilities (1.7%)
	Calpine Corporation, Term Loan
746,250	4.000%, 10/31/2020	748,011
	Intergen NV, Term Loan
252,450	5.500%, 6/15/2020	254,134

	Total	1,002,145

	Total Bank Loans (cost $22,354,982)	22,370,807

	Long-Term Fixed Income (51.7%)

Asset-Backed Securities (4.4%)
	Asset Backed Securities Corporation Home Equity Loan Trust
236,880	0.292%, 7/25/2036[d]	219,622
	Bayview Opportunity Master Fund Trust IIB, LP
139,876	3.950%, 1/28/2034[e]	140,099
	Countrywide Asset-Backed Certificates
177,500	5.859%, 10/25/2046	137,342
208,285	5.530%, 4/25/2047	200,533
	Credit Based Asset Servicing and Securitization, LLC
112,017	3.770%, 12/25/2036	74,973
	First Horizon ABS Trust
481,304	0.312%, 10/25/2034[d,f]	411,242
	GMAC Mortgage Corporation Loan Trust
654,446	0.332%, 8/25/2035[d,f]	566,244
	Popular ABS Mortgage Pass- Through Trust
100,000	5.297%, 11/25/2035	84,619
	Renaissance Home Equity Loan Trust
248,800	5.797%, 8/25/2036	164,595
195,951	5.285%, 1/25/2037	114,517
	Wachovia Asset Securitization, Inc.
424,179	0.292%, 7/25/2037[d,e,f]	365,629

	Total	2,479,415

Basic Materials (1.8%)
	Anglo American Capital plc
22,000	1.176%, 4/15/2016[d,g]	22,070
	ArcelorMittal
100,000	6.000%, 3/1/2021	108,250
	Dow Chemical Company
24,000	8.550%, 5/15/2019	30,846
	First Quantum Minerals, Ltd.
75,000	7.000%, 2/15/2021[g]	77,156
	FMG Resources Pty. Ltd.
64,810	6.875%, 2/1/2018[g]	68,051

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Basic Materials (1.8%) - continued
	Freeport-McMoRan Copper & Gold, Inc.
$ 30,000	2.375%, 3/15/2018	$30,447
	Groupe Office Cherifien des Phosphates SA
65,000	5.625%, 4/25/2024[g]	68,169
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
64,810	8.875%, 2/1/2018	67,402
	Ineos Finance plc
80,000	7.500%, 5/1/2020[g]	87,100
	LyondellBasell Industries NV
26,000	5.000%, 4/15/2019	29,327
	Minsur SA
63,000	6.250%, 2/7/2024[g]	68,670
	Mosaic Company
20,000	3.750%, 11/15/2021	20,802
	NOVA Chemicals Corporation
97,215	5.250%, 8/1/2023[g]	106,207
	Sappi Papier Holding GmbH
80,000	6.625%, 4/15/2021[g]	84,400
	Trinseo Materials Operating SCA
82,000	8.750%, 2/1/2019	88,355
	Vale Overseas, Ltd.
30,000	6.250%, 1/23/2017	33,570
	Xstrata Finance Canada, Ltd.
20,000	2.050%, 10/23/2015[g]	20,227

	Total	1,011,049

Capital Goods (1.2%)
	BAE Systems plc
38,000	3.500%, 10/11/2016[g]	39,550
	Cemex Finance, LLC
64,810	9.375%, 10/12/2017[g]	76,233
	CNH Capital, LLC
64,810	3.625%, 4/15/2018	66,187
	Crown Americas Capital Corporation IV
80,000	4.500%, 1/15/2023	77,920
	Harsco Corporation
30,000	2.700%, 10/15/2015	30,262
	Ingersoll-Rand Global Holding Company, Ltd.
40,000	6.875%, 8/15/2018	47,656
	L-3 Communications Corporation
33,000	1.500%, 5/28/2017	33,045
	Martin Marietta Materials, Inc.
40,000	1.331%, 6/30/2017[c,d,g]	39,977
	Nortek, Inc.
64,810	8.500%, 4/15/2021	71,615
	Reynolds Group Issuer, Inc.
64,810	9.875%, 8/15/2019	71,777
	Roper Industries, Inc.
34,000	2.050%, 10/1/2018	34,055
	Textron, Inc.
38,000	4.625%, 9/21/2016	40,734
	United Rentals North America, Inc.
77,000	7.375%, 5/15/2020	85,085

	Total	714,096

Collateralized Mortgage Obligations (9.1%)
	Bear Stearns Adjustable Rate Mortgage Trust
259,719	2.410%, 10/25/2035[d]	257,360
	Bear Stearns ALT-A Trust
162,973	2.531%, 6/25/2034	162,484
	CitiMortgage Alternative Loan Trust
163,660	5.750%, 4/25/2037	141,529
	Countrywide Alternative Loan Trust
196,749	5.750%, 8/25/2035	179,605
226,021	5.500%, 10/25/2035	209,330
79,118	5.500%, 2/25/2036	72,764
112,641	6.000%, 1/25/2037	99,807
243,906	5.500%, 5/25/2037	205,073
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
141,591	0.893%, 4/25/2047[d]	125,616
	GMAC Mortgage Corporation Loan Trust
84,364	4.690%, 9/19/2035	83,604
	GMACM Mortgage Loan Trust
218,470	4.621%, 5/25/2035	210,576
	GSR Mortgage Loan Trust
29,500	0.342%, 8/25/2046[d]	28,844
	Impac CMB Trust
277,067	0.672%, 4/25/2035[d]	258,777
49,442	0.792%, 8/25/2035[d]	44,279
	J.P. Morgan Alternative Loan Trust
111,521	6.500%, 3/25/2036	97,792
	J.P. Morgan Mortgage Trust
134,090	6.500%, 1/25/2035	132,051
103,673	2.243%, 6/25/2035	104,486
117,789	2.680%, 6/25/2035	120,175
180,897	2.607%, 7/25/2035	181,401
238,811	2.847%, 8/25/2035	239,881
311,156	2.350%, 6/25/2036	282,945
59,139	2.607%, 10/25/2036	49,850
	MLCC Mortgage Investors, Inc.
236,055	0.812%, 8/25/2029[d]	237,755
	Morgan Stanley Mortgage Loan Trust
148,973	5.253%, 11/25/2035	108,733
	Residential Accredit Loans, Inc.
95,645	5.500%, 12/25/2034	97,315
164,190	3.571%, 9/25/2035	138,362
	Sequoia Mortgage Trust
261,161	0.463%, 11/20/2034[d]	260,686
	Structured Asset Mortgage Investments, Inc.
213,053	0.462%, 12/25/2035[d]	168,552
	Vericrest Opportunity Loan Transferee
95,016	3.625%, 3/25/2054[e]	95,565
	WaMu Mortgage Pass Through Certificates
151,626	2.383%, 10/25/2036	132,275
45,714	2.376%, 8/25/2046	39,941
	Wells Fargo Mortgage Backed Securities Trust
175,156	5.000%, 3/25/2021	179,152
274,144	2.613%, 3/25/2036	274,526

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Collateralized Mortgage Obligations (9.1%) - continued
$ 127,026	2.623%, 4/25/2036	$124,439
65,589	6.000%, 7/25/2037	65,375

	Total	5,210,905

Commercial Mortgage-Backed Securities (0.4%)
	Bear Stearns Commercial Mortgage Securities, Inc.
5,931	5.846%, 6/11/2040	5,933
	Credit Suisse Mortgage Capital Certificates
118,000	5.509%, 9/15/2039	126,926
	Government National Mortgage Association
63,807	2.164%, 3/16/2033	64,118
	LB-UBS Commercial Mortgage Trust
50,602	4.786%, 10/15/2029	50,741

	Total	247,718

Communications Services (3.6%)
	AMC Networks, Inc.
64,810	7.750%, 7/15/2021	72,506
	America Movil SAB de CV
21,000	5.000%, 10/16/2019	23,609
	American Tower Corporation
38,000	7.000%, 10/15/2017	44,223
	British Telecommunications plc
30,000	1.250%, 2/14/2017	30,027
	CBS Corporation
39,000	8.875%, 5/15/2019	50,560
	CC Holdings GS V, LLC
67,000	2.381%, 12/15/2017	68,229
	CCO Holdings, LLC
64,810	7.000%, 1/15/2019	68,375
	CenturyLink, Inc.
90,000	6.450%, 6/15/2021	97,650
	Cequel Communications Escrow 1, LLC
80,000	6.375%, 9/15/2020[g]	85,000
	Columbus International, Inc.
70,000	7.375%, 3/30/2021[g]	75,425
	Cox Communications, Inc.
30,000	9.375%, 1/15/2019[g]	38,853
	Digicel, Ltd.
64,810	6.000%, 4/15/2021[g]	66,916
	DIRECTV Holdings, LLC
31,000	3.500%, 3/1/2016	32,348
29,000	5.875%, 10/1/2019	33,730
	Hughes Satellite Systems Corporation
77,000	6.500%, 6/15/2019	85,855
	Intelsat Jackson Holdings SA
64,810	7.250%, 10/15/2020	69,833
	Level 3 Financing, Inc.
77,000	8.625%, 7/15/2020	86,240
	NBC Universal Enterprise, Inc.
39,000	1.662%, 4/15/2018[g]	38,974
	Numericable Group SA
75,000	6.000%, 5/15/2022[g]	78,000
	SBA Tower Trust
40,000	5.101%, 4/17/2017[g]	42,832
	Sprint Communications, Inc.
64,810	9.000%, 11/15/2018[g]	78,582
	Telefonica Emisiones SAU
23,000	3.992%, 2/16/2016	24,081
30,000	3.192%, 4/27/2018	31,352
	Time Warner Cable, Inc.
65,000	5.000%, 2/1/2020	72,840
	T-Mobile USA, Inc.
125,000	6.633%, 4/28/2021	135,313
	Univision Communications, Inc.
100,000	7.875%, 11/1/2020[g]	110,000
	UPCB Finance V, Ltd.
100,000	7.250%, 11/15/2021[g]	110,000
	Verizon Communications, Inc.
42,000	2.500%, 9/15/2016	43,291
33,000	1.981%, 9/14/2018[d]	34,817
40,000	3.650%, 9/14/2018	42,779
20,000	2.550%, 6/17/2019	20,289
	WideOpenWest Finance, LLC
100,000	10.250%, 7/15/2019	112,375
	Wind Acquisition Finance SA
75,000	7.375%, 4/23/2021[g]	80,063

	Total	2,084,967

Consumer Cyclical (2.9%)
	AMC Entertainment, Inc.
79,000	5.875%, 2/15/2022	82,160
	Brookfield Residential Properties, Inc.
100,000	6.500%, 12/15/2020[g]	105,750
75,000	6.125%, 7/1/2022[g]	78,000
	Chrysler Group, LLC
64,810	8.250%, 6/15/2021	73,235
	Cinemark USA, Inc.
80,000	4.875%, 6/1/2023	79,800
	Daimler Finance North America, LLC
21,000	1.875%, 1/11/2018[g]	21,190
	Delphi Corporation
30,000	6.125%, 5/15/2021	33,528
	ERAC USA Finance, LLC
40,000	2.350%, 10/15/2019[g]	39,957
	Ford Motor Credit Company, LLC
32,000	3.984%, 6/15/2016	33,814
28,000	1.500%, 1/17/2017	28,152
25,000	3.000%, 6/12/2017	26,081
38,000	5.000%, 5/15/2018	42,273
	General Motors Company
30,000	3.500%, 10/2/2018[g]	30,675
	General Motors Financial Company, Inc.
64,810	3.250%, 5/15/2018	65,782
	GLP Capital, LP
85,000	4.875%, 11/1/2020[g]	87,550
	Hilton Worldwide Finance, LLC
100,000	5.625%, 10/15/2021[g]	106,250
	Hyundai Capital America
28,000	1.450%, 2/6/2017[g]	28,105
	Jaguar Land Rover Automotive plc
77,000	5.625%, 2/1/2023[g]	81,813

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Consumer Cyclical (2.9%) - continued
	KB Home
$ 71,000	4.750%, 5/15/2019	$71,533
	L Brands, Inc.
77,000	6.625%, 4/1/2021	87,491
	Macy’s Retail Holdings, Inc.
36,000	7.450%, 7/15/2017	42,268
	Nissan Motor Acceptance Corporation
22,000	0.777%, 3/3/2017[d,g]	22,064
	Royal Caribbean Cruises, Ltd.
64,810	5.250%, 11/15/2022	68,051
	Toll Brothers Finance Corporation
52,000	4.000%, 12/31/2018	53,560
	TRW Automotive, Inc.
22,000	7.250%, 3/15/2017[g]	25,025
	West Corporation
64,810	8.625%, 10/1/2018	68,861
80,000	5.375%, 7/15/2022[c,g]	79,200
	Wynn Las Vegas, LLC
77,000	5.375%, 3/15/2022	80,176

	Total	1,642,344

Consumer Non-Cyclical (3.1%)
	AbbVie, Inc.
21,000	2.000%, 11/6/2018	20,974
	Altria Group, Inc.
48,000	9.700%, 11/10/2018	62,896
	Anheuser-Busch InBev Worldwide, Inc.
30,000	7.750%, 1/15/2019	37,063
	Beam, Inc.
21,000	5.375%, 1/15/2016	22,356
	Boston Scientific Corporation
30,000	2.650%, 10/1/2018	30,667
	CareFusion Corporation
32,000	1.450%, 5/15/2017	31,976
	Celgene Corporation
48,000	1.900%, 8/15/2017	48,700
	CHS/Community Health Systems, Inc.
77,000	7.125%, 7/15/2020	83,352
	ConAgra Foods, Inc.
40,000	2.100%, 3/15/2018	40,128
	Cott Beverages, Inc.
75,000	5.375%, 7/1/2022[g]	75,188
	Coventry Health Care, Inc.
19,000	5.950%, 3/15/2017	21,362
	CVS Caremark Corporation
24,000	2.250%, 12/5/2018	24,294
	Express Scripts Holding Company
30,000	2.650%, 2/15/2017	31,167
	Forest Laboratories, Inc.
37,000	4.375%, 2/1/2019[g]	39,916
	Fresenius Medical Care US Finance, Inc.
64,810	5.750%, 2/15/2021[g]	70,805
	Gilead Sciences, Inc.
20,000	3.050%, 12/1/2016	20,958
	Grupo Bimbo SAB de CV
75,000	3.875%, 6/27/2024[g]	74,852
	Hawk Acquisition Sub, Inc.
77,000	4.250%, 10/15/2020	77,481
	HCA, Inc.
64,810	4.750%, 5/1/2023	64,729
	IMS Health, Inc.
75,000	6.000%, 11/1/2020[g]	78,750
	JBS Finance II, Ltd.
64,810	8.250%, 1/29/2018[e]	68,699
	Kroger Company
50,000	1.200%, 10/17/2016	50,164
	Lorillard Tobacco Company
30,000	8.125%, 6/23/2019	37,403
	McKesson Corporation
35,000	1.292%, 3/10/2017	35,093
	Medco Health Solutions, Inc.
17,000	7.125%, 3/15/2018	20,081
	Mondelez International, Inc.
20,000	2.250%, 2/1/2019	20,137
	Mylan, Inc.
34,000	1.350%, 11/29/2016	34,057
	Pernod Ricard SA
26,000	2.950%, 1/15/2017[g]	27,038
26,000	5.750%, 4/7/2021[g]	29,888
	Perrigo Company, Ltd.
20,000	1.300%, 11/8/2016[g]	19,970
26,000	2.300%, 11/8/2018[g]	25,989
	Revlon Consumer Products Corporation
64,810	5.750%, 2/15/2021	66,592
	SABMiller plc
30,000	6.500%, 7/15/2018[g]	35,108
	Safeway, Inc.
40,000	3.400%, 12/1/2016	42,093
	Spectrum Brands Escrow Corporation
77,000	6.375%, 11/15/2020	82,775
	Tenet Healthcare Corporation
75,000	8.125%, 4/1/2022	86,813
	Thermo Fisher Scientific, Inc.
30,000	1.300%, 2/1/2017	30,044
30,000	2.400%, 2/1/2019	30,305
	Valeant Pharmaceuticals International
64,810	7.250%, 7/15/2022[g]	69,995
	WM Wrigley Jr. Company
20,000	2.000%, 10/20/2017[g]	20,293

	Total	1,790,151

Energy (2.5%)
	BP Capital Markets plc
30,000	0.643%, 11/7/2016[d]	30,140
	Buckeye Partners, LP
52,000	2.650%, 11/15/2018	52,867
	CNOOC Nexen Finance 2014 ULC
25,000	1.625%, 4/30/2017	25,064
	CNPC General Capital, Ltd.
33,000	2.750%, 4/19/2017[g]	33,857
80,000	2.750%, 5/14/2019[g]	79,982
	Concho Resources, Inc.
64,810	6.500%, 1/15/2022	71,453
	Continental Resources, Inc.
35,000	7.125%, 4/1/2021	39,638
	Devon Energy Corporation
28,000	1.200%, 12/15/2016	28,085

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Energy (2.5%) - continued
	Enbridge, Inc.
$ 19,000	0.678%, 6/2/2017[d]	$19,038
	Energy Transfer Partners, LP
26,000	6.700%, 7/1/2018	30,443
	Energy XXI Gulf Coast, Inc.
80,000	7.750%, 6/15/2019	85,600
	EQT Corporation
5,000	5.150%, 3/1/2018	5,456
26,000	8.125%, 6/1/2019	32,531
	Harvest Operations Corporation
64,810	6.875%, 10/1/2017	70,319
	Hess Corporation
20,000	8.125%, 2/15/2019	25,159
	Kodiak Oil & Gas Corporation
64,810	5.500%, 1/15/2021	67,564
	Linn Energy, LLC
64,810	8.625%, 4/15/2020	69,995
	Lukoil International Finance BV
26,000	3.416%, 4/24/2018[g]	25,805
	MEG Energy Corporation
77,000	6.375%, 1/30/2023[g]	81,812
	Oasis Petroleum, Inc.
77,000	6.875%, 1/15/2023	83,930
	Offshore Group Investment, Ltd.
100,000	7.500%, 11/1/2019	105,750
	Petrobras Global Finance BV
40,000	2.000%, 5/20/2016	40,058
75,000	3.112%, 3/17/2020[d]	77,059
	Petroleos Mexicanos
53,000	3.125%, 1/23/2019[g]	54,829
	Range Resources Corporation
91,382	5.000%, 8/15/2022	96,865
	Suncor Energy, Inc.
20,000	6.100%, 6/1/2018	23,211
	Transocean, Inc.
32,000	6.000%, 3/15/2018	36,145
	Weatherford International, Ltd.
28,000	6.000%, 3/15/2018	31,859
18,000	9.625%, 3/1/2019	23,621

	Total	1,448,135

Financials (8.0%)
	Abbey National Treasury Services plc
26,000	3.050%, 8/23/2018	27,228
	ABN AMRO Bank NV
30,000	2.500%, 10/30/2018[g]	30,440
	Ally Financial, Inc.
100,000	4.750%, 9/10/2018	106,125
	American International Group, Inc.
40,000	8.250%, 8/15/2018	49,696
	ANZ New Zealand International, Ltd.
30,000	1.400%, 4/27/2017[g]	30,057
	Aviation Capital Group Corporation
20,000	3.875%, 9/27/2016[g]	20,700
	Bank of America Corporation
39,000	5.750%, 8/15/2016	42,552
44,000	5.700%, 5/2/2017	48,828
50,000	5.750%, 12/1/2017	56,396
20,000	2.000%, 1/11/2018	20,129
76,000	1.300%, 3/22/2018[d]	76,978
65,000	5.650%, 5/1/2018	73,680
	Bank of Tokyo-Mitsubishi UFJ, Ltd.
36,000	0.640%, 3/10/2017[d,g]	35,991
	Banque Federative du Credit Mutuel SA
30,000	1.078%, 1/20/2017[d,g]	30,257
	Barclays Bank plc
20,000	5.140%, 10/14/2020	21,906
	BB&T Corporation
38,000	2.050%, 6/19/2018	38,418
	BBVA Banco Continental SA
38,000	2.250%, 7/29/2016[g]	38,285
	BBVA International Preferred SA Unipersonal
115,000	5.919%, 12/29/2049[h]	119,887
	BBVA US Senior SAU
43,000	4.664%, 10/9/2015	44,957
	Bear Stearns Companies, LLC
45,000	6.400%, 10/2/2017	51,882
	BNP Paribas SA
27,000	1.250%, 12/12/2016	27,034
30,000	2.375%, 9/14/2017	30,720
	BPCE SA
30,000	1.625%, 2/10/2017	30,221
57,000	5.150%, 7/21/2024[g]	60,175
	Branch Banking and Trust Company
30,000	0.657%, 12/1/2016[d]	30,100
	Caixa Economica Federal
90,000	4.250%, 5/13/2019[g]	90,855
	Capital One Financial Corporation
38,000	6.150%, 9/1/2016	42,053
	CIT Group, Inc.
80,000	3.875%, 2/19/2019	81,248
	Citigroup, Inc.
83,000	5.500%, 2/15/2017	91,280
42,000	6.000%, 8/15/2017	47,539
30,000	8.500%, 5/22/2019	38,346
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
45,000	4.625%, 12/1/2023	47,563
	Credit Agricole SA
30,000	1.625%, 4/15/2016[g]	30,398
	Credit Suisse Group AG
57,000	7.500%, 12/11/2049[g,h]	63,093
	CyrusOne, LP
64,810	6.375%, 11/15/2022	69,833
	DDR Corporation
20,000	9.625%, 3/15/2016	22,884
	Denali Borrower, LLC
122,000	5.625%, 10/15/2020[g]	129,320
	Deutsche Bank AG
37,000	1.350%, 5/30/2017	36,988
	Discover Bank
10,000	8.700%, 11/18/2019	12,710
	Discover Financial Services
20,000	6.450%, 6/12/2017	22,750
	Fifth Third Bancorp
48,000	5.450%, 1/15/2017	52,618

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Financials (8.0%) - continued
	General Electric Capital Corporation
$ 44,000	0.504%, 5/15/2017[d]	$44,037
35,000	5.625%, 9/15/2017	39,621
18,000	1.625%, 4/2/2018	18,029
	Genworth Financial, Inc.
32,000	7.700%, 6/15/2020	39,436
	Goldman Sachs Group, Inc.
32,000	6.250%, 9/1/2017	36,431
40,000	2.375%, 1/22/2018	40,621
20,000	2.625%, 1/31/2019	20,272
30,000	7.500%, 2/15/2019	36,611
60,000	5.700%, 12/29/2049[h]	61,988
	Hartford Financial Services Group, Inc.
45,000	6.000%, 1/15/2019	52,218
	HBOS plc
40,000	6.750%, 5/21/2018[g]	46,081
	HCP, Inc.
19,000	3.750%, 2/1/2016	19,859
25,000	3.750%, 2/1/2019	26,639
	Health Care REIT, Inc.
26,000	4.700%, 9/15/2017	28,442
	HSBC Finance Corporation
40,000	6.676%, 1/15/2021	47,836
	Huntington National Bank
30,000	1.300%, 11/20/2016	30,131
	Icahn Enterprises, LP
110,000	6.000%, 8/1/2020	117,838
	ING Bank NV
57,000	5.800%, 9/25/2023[g]	64,211
	ING Capital Funding Trust III
25,000	3.834%, 12/29/2049[d,h]	25,000
	International Lease Finance Corporation
26,000	2.181%, 6/15/2016[d]	26,162
85,000	5.875%, 4/1/2019	93,500
	Intesa Sanpaolo SPA
18,000	3.625%, 8/12/2015[g]	18,391
10,000	3.875%, 1/16/2018	10,539
32,000	3.875%, 1/15/2019	33,559
	J.P. Morgan Chase & Company
40,000	3.450%, 3/1/2016	41,741
20,000	0.744%, 2/15/2017[d]	20,073
35,000	2.000%, 8/15/2017	35,593
20,000	6.300%, 4/23/2019	23,646
49,000	7.900%, 4/29/2049[h]	54,757
125,000	6.750%, 8/29/2049[h]	134,531
	KeyCorp
30,000	2.300%, 12/13/2018	30,350
	Kookmin Bank
30,000	1.103%, 1/27/2017[d,g]	30,164
	Liberty Mutual Group, Inc.
10,000	5.000%, 6/1/2021[g]	11,000
	Liberty Property, LP
40,000	5.500%, 12/15/2016	43,672
	Macquarie Bank, Ltd.
30,000	5.000%, 2/22/2017[g]	32,694
	Metropolitan Life Global Funding I
20,000	1.300%, 4/10/2017[g]	20,046
	Mizuho Corporate Bank, Ltd.
25,000	1.550%, 10/17/2017[g]	24,973
	Morgan Stanley
40,000	1.750%, 2/25/2016	40,568
50,000	6.250%, 8/28/2017	56,984
40,000	6.625%, 4/1/2018	46,759
26,000	4.875%, 11/1/2022	27,909
	Murray Street Investment Trust I
60,000	4.647%, 3/9/2017	64,847
	National City Corporation
20,000	6.875%, 5/15/2019	23,886
	Nomura Holdings, Inc.
30,000	2.000%, 9/13/2016	30,490
21,000	2.750%, 3/19/2019	21,363
	Oversea-Chinese Banking Corporation, Ltd.
75,000	4.250%, 6/19/2024[g]	75,276
	PNC Bank NA
40,000	1.150%, 11/1/2016	40,207
	Prologis, LP
25,000	6.625%, 5/15/2018	29,178
	Realty Income Corporation
33,000	2.000%, 1/31/2018	33,156
	Regions Bank
40,000	7.500%, 5/15/2018	47,608
	Reinsurance Group of America, Inc.
40,000	5.625%, 3/15/2017	43,679
	Royal Bank of Scotland Group plc
30,000	5.050%, 1/8/2015	30,554
22,000	1.174%, 3/31/2017[d]	22,107
57,000	7.640%, 3/29/2049[h]	60,919
57,000	7.648%, 8/29/2049[h]	68,970
	Santander US Debt SAU
29,000	3.781%, 10/7/2015[g]	29,955
	SLM Corporation
20,000	6.250%, 1/25/2016	21,250
	Societe Generale SA
30,000	5.750%, 4/20/2016[g]	32,188
	State Bank of India
65,000	3.622%, 4/17/2019[g]	65,395
	Sumitomo Mitsui Banking Corporation
60,000	1.300%, 1/10/2017	60,102
	Suncorp-Metway, Ltd.
20,000	0.934%, 3/28/2017[d,g]	20,000
	Swiss RE Capital I, LP
30,000	6.854%, 5/29/2049[g,h]	32,100
	Ventas Realty, LP
22,000	1.550%, 9/26/2016	22,224
22,000	1.250%, 4/17/2017	22,003
	Voya Financial, Inc.
30,000	2.900%, 2/15/2018	31,087
	Wells Fargo & Company
20,000	1.250%, 7/20/2016	20,173

	Total	4,623,749

Foreign Government (0.8%)
	Azerbaijan Government International Bond
35,000	4.750%, 3/18/2024[g]	36,050
	Bahama Government International Bond
50,000	5.750%, 1/16/2024[g]	53,250

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Foreign Government (0.8%) - continued
	Colombia Government International Bond
$ 45,000	2.625%, 3/15/2023	$42,075
	Costa Rica Government International Bond
65,000	7.000%, 4/4/2044[g]	67,600
	Hungary Government International Bond
80,000	4.000%, 3/25/2019	82,408
	Poland Government International Bond
53,000	4.000%, 1/22/2024	54,987
	Slovenia Government International Bond
70,000	4.125%, 2/18/2019[g]	73,741
	Uruguay Government International Bond
55,000	5.100%, 6/18/2050	54,313

	Total	464,424

Mortgage-Backed Securities (9.6%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 7/1/2029[c]	259,140
	Federal Home Loan Mortgage Corporation Gold 20-Yr. Pass Through
52,769	5.500%, 9/1/2024	59,031
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
250,000	4.000%, 7/1/2044[c]	264,844
	Federal National Mortgage Association Conventional 15-yr. Pass Through
600,000	3.500%, 8/1/2029[c]	634,312
	Federal National Mortgage Association Conventional 20-Yr. Pass Through
380,373	6.000%, 8/1/2024	428,019
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,200,000	3.500%, 7/1/2044[c]	1,235,250
1,000,000	4.000%, 7/1/2044[c]	1,061,250
1,450,000	4.500%, 8/1/2044[c]	1,566,737

	Total	5,508,583

Technology (1.2%)
	Alliance Data Systems Corporation
64,810	6.375%, 4/1/2020[g]	69,023
	Amkor Technology, Inc.
100,000	6.625%, 6/1/2021	106,500
	BMC Software Finance, Inc.
64,810	8.125%, 7/15/2021[g]	66,673
	EMC Corporation
20,000	1.875%, 6/1/2018	20,132
	Fidelity National Information Services, Inc.
37,000	1.450%, 6/5/2017	36,956
	First Data Corporation
64,810	7.375%, 6/15/2019[g]	69,590
	Freescale Semiconductor, Inc.
105,000	6.000%, 1/15/2022[g]	111,825
	Hewlett-Packard Company
35,000	5.400%, 3/1/2017	38,788
	Iron Mountain, Inc.
64,810	6.000%, 8/15/2023	70,076
	Tyco Electronics Group SA
38,000	6.550%, 10/1/2017	43,973
	Xerox Corporation
38,000	7.200%, 4/1/2016	41,912

	Total	675,448

Transportation (0.6%)
	American Airlines Pass Through Trust
19,408	4.950%, 1/15/2023[g]	21,009
	Avis Budget Car Rental, LLC
35,000	5.125%, 6/1/2022[g]	35,044
	Continental Airlines, Inc.
58,241	6.250%, 4/11/2020	63,847
	Delta Air Lines, Inc.
28,279	4.950%, 5/23/2019	30,541
23,317	4.750%, 5/7/2020	25,299
	Hertz Corporation
77,000	6.750%, 4/15/2019	81,620
	Korea Expressway Corporation
33,000	1.625%, 4/28/2017[g]	32,966
	United Air Lines, Inc.
31,481	10.400%, 11/1/2016	35,809

	Total	326,135

U.S. Government and Agencies (0.3%)
	U.S. Treasury Notes
150,000	0.375%, 5/31/2016	149,865

	Total	149,865

Utilities (2.2%)
	Access Midstream Partners, LP
100,000	4.875%, 5/15/2023	105,375
	AES Corporation
64,810	7.375%, 7/1/2021	75,828
	Atlas Pipeline Partners, LP
77,000	4.750%, 11/15/2021	75,460
	Calpine Corporation
100,000	6.000%, 1/15/2022[g]	107,750
	Commonwealth Edison Company
22,000	6.950%, 7/15/2018	26,015
	DCP Midstream Operating, LP
29,000	2.500%, 12/1/2017	29,832
	Dominion Resources, Inc.
34,000	1.250%, 3/15/2017	34,134
	Electricite de France
30,000	0.688%, 1/20/2017[d,g]	30,122
57,000	5.625%, 12/29/2049[g,h]	59,582
	Enel Finance International NV
26,000	5.125%, 10/7/2019[g]	29,273
	Enterprise Products Operating, LLC
70,000	7.000%, 6/1/2067	74,200
	Exelon Generation Company, LLC
20,000	5.200%, 10/1/2019	22,493

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (51.7%)	Value
Utilities (2.2%) - continued
	Fermaca Enterprises S de RL de CV
$ 80,000	6.375%, 3/30/2038[g]	$83,400
	MidAmerican Energy Holdings Company
39,000	1.100%, 5/15/2017	38,841
20,000	5.750%, 4/1/2018	22,889
	NiSource Finance Corporation
40,000	6.400%, 3/15/2018	45,957
	NRG Energy, Inc.
64,810	6.625%, 3/15/2023	70,157
	Oleoducto Central SA
75,000	4.000%, 5/7/2021[g]	75,000
	ONEOK Partners, LP
26,000	2.000%, 10/1/2017	26,355
26,000	3.200%, 9/15/2018	27,128
	Pacific Gas & Electric Company
26,000	5.625%, 11/30/2017	29,400
	Panhandle Eastern Pipe Line Company, LP
28,000	6.200%, 11/1/2017	31,746
	PG&E Corporation
19,000	2.400%, 3/1/2019	19,171
	PPL Capital Funding, Inc.
40,000	1.900%, 6/1/2018	39,970
	TransAlta Corporation
37,000	1.900%, 6/3/2017	37,145
	Williams Companies, Inc.
40,000	7.875%, 9/1/2021	49,661

	Total	1,266,884

	Total Long-Term Fixed Income (cost $28,951,200)	29,643,868

Shares	Common Stock (5.7%)
Financials (5.7%)
25,785	Aberdeen Asia-Pacific Income Fund, Inc.	161,930
6,200	Cohen & Steers REIT and Preferred Income Fund, Inc.	111,786
1,861	First Trust High Income Long/Short Fund	33,777
10,900	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	137,776
8,200	iShares J.P. Morgan USD Emerging Markets Bond ETF	945,214
6,900	iShares MSCI Emerging Markets Minimum Volatility ETF	414,759
29,597	MFS Intermediate Income Trust	156,272
18,070	Nuveen Quality Preferred Income Fund II	163,172
19,964	Templeton Global Income Fund	164,903
11,100	Vanguard MSCI Emerging Markets ETF	478,743
2,725	Vanguard Short-Term Corporate Bond ETF	219,008
9,049	Western Asset Emerging Markets Debt Fund, Inc.	166,321
16,794	Western Asset High Income Opportunity Fund, Inc.	102,443

	Total	3,256,104

	Total Common Stock (cost $3,084,637)	3,256,104

	Preferred Stock (1.7%)
Financials (1.5%)
2,850	Affiliated Managers Group, Inc., 5.250%	74,955
855	Agribank FCB, 6.875%[h]	90,844
52	Bank of America Corporation, Convertible, 7.250%[h]	60,684
2,280	CHS, Inc., 7.100%[h]	61,925
4,620	Citigroup, Inc., 6.875%[h]	125,387
1,135	Farm Credit Bank of Texas, 6.750%[g,h]	118,785
3,275	HSBC USA, Inc., 6.500%[h]	83,345
92	M&T Bank Corporation, 6.375%[h]	95,651
2,300	Morgan Stanley, 7.125%[h]	64,101
1,539	U.S. Bancorp 6.500%[h]	43,492
57	Wells Fargo & Company, Convertible, 7.500%[h]	69,198

	Total	888,367

Utilities (0.2%)
865	Southern California Edison Company, 4.920%[d,h]	88,609

	Total	88,609

	Total Preferred Stock (cost $932,299)	976,976

Shares or Principal Amount	Short-Term Investments (11.8%)[i]
	Federal Home Loan Bank Discount Notes
100,000	0.090%, 7/30/2014[j]	99,993
6,688,772	Thrivent Cash Management Trust 0.050%	6,688,772

	Total Short-Term Investments (at amortized cost)	6,788,765

	Total Investments (cost $62,111,883) 109.9%	$63,036,520

	Other Assets and Liabilities, Net (9.9%)	(5,653,061)

	Total Net Assets 100.0%	$57,383,459

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Opportunity Income Plus Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Bayview Opportunity Master Fund Trust IIB, LP, 1/28/2034	1/17/2014	$139,876
JBS Finance II, Ltd., 1/29/2018	8/19/2013	67,535
Vericrest Opportunity Loan Transferee, 3/25/2054	12/11/2013	94,604
Wachovia Asset Securitization, Inc., 7/25/2037	3/16/2007	424,179

f	All or a portion of the security is insured or guaranteed.
g	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $5,314,839 or 9.3% of total net assets.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	At June 30, 2014, $99,993 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$1,357,921
Gross unrealized depreciation	(433,284)

Net unrealized appreciation (depreciation)	$924,637

Cost for federal income tax purposes	$62,111,883

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Opportunity Income Plus Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	1,844,063	—	1,844,063	—
Capital Goods	797,169	—	797,169	—
Communications Services	7,943,018	—	7,943,018	—
Consumer Cyclical	3,763,650	—	3,763,650	—
Consumer Non-Cyclical	2,284,437	—	2,284,437	—
Energy	729,500	—	729,500	—
Financials	1,748,423	—	1,748,423	—
Technology	1,757,967	—	1,757,967	—
Transportation	500,435	—	500,435	—
Utilities	1,002,145	—	1,002,145	—
Long-Term Fixed Income
Asset-Backed Securities	2,479,415	—	2,479,415	—
Basic Materials	1,011,049	—	1,011,049	—
Capital Goods	714,096	—	714,096	—
Collateralized Mortgage Obligations	5,210,905	—	5,210,905	—
Commercial Mortgage-Backed Securities	247,718	—	247,718	—
Communications Services	2,084,967	—	2,084,967	—
Consumer Cyclical	1,642,344	—	1,642,344	—
Consumer Non-Cyclical	1,790,151	—	1,790,151	—
Energy	1,448,135	—	1,448,135	—
Financials	4,623,749	—	4,623,749	—
Foreign Government	464,424	—	464,424	—
Mortgage-Backed Securities	5,508,583	—	5,508,583	—
Technology	675,448	—	675,448	—
Transportation	326,135	—	326,135	—
U.S. Government and Agencies	149,865	—	149,865	—
Utilities	1,266,884	—	1,266,884	—
Common Stock
Financials	3,256,104	3,256,104	—	—
Preferred Stock
Financials	888,367	769,582	118,785	—
Utilities	88,609	—	88,609	—
Short-Term Investments	6,788,765	6,688,772	99,993	—

Total	$63,036,520	$10,714,458	$52,322,062	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	4,791	4,791	—	—

Total Asset Derivatives	$4,791	$4,791	$—	$—

Liability Derivatives
Futures Contracts	6,963	6,963	—	—

Total Liability Derivatives	$6,963	$6,963	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(30)	September 2014	($6,588,205)	($6,587,813)	$392
30-Yr. U.S. Treasury Bond Futures	3	September 2014	407,164	411,563	4,399
Ultra Long Term U.S. Treasury Bond Futures	7	September 2014	1,056,526	1,049,563	(6,963)
Total Futures Contracts					($2,172)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$4,791
Total Interest Rate Contracts		4,791

Total Asset Derivatives		$4,791

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,963
Total Interest Rate Contracts		6,963

Total Liability Derivatives		$6,963

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	59,508
Total Interest Rate Contracts		59,508
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	818
Total Credit Contracts		818

Total		$60,326

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Opportunity Income Plus Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,172)
Total Interest Rate Contracts		(2,172)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(2,202)
Total Credit Contracts		(2,202)

Total		($4,374)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Opportunity Income Plus Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table presents Opportunity Income Plus Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Interest Rate Contracts	$2,615,195	5.0%	N/A
Credit Contracts	N/A	N/A	$1,783

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Opportunity Income Plus Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$4,568,156	$28,874,497	$26,753,881	6,688,772	$6,688,772	$1,661
Total Value and Income Earned	4,568,156				6,688,772	1,661

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.7%)	Value
Communications Equipment (6.4%)
272	Arista Networks, Inc.[a]	$16,970
24,587	Calix, Inc.[a]	201,122
38,898	QUALCOMM, Inc.	3,080,721

	Total	3,298,813

Computers & Peripherals (14.3%)
47,726	Apple, Inc.	4,435,177
17,917	Electronics for Imaging, Inc.[a]	809,848
78,840	EMC Corporation	2,076,646

	Total	7,321,671

Consumer Discretionary (7.6%)
6,244	Amazon.com, Inc.[a]	2,027,926
1,534	Priceline Group, Inc.[a]	1,845,402

	Total	3,873,328

Electronic Equipment, Instruments & Components (2.1%)
11,431	Amphenol Corporation	1,101,262

	Total	1,101,262

Financials (6.2%)
21,374	American Tower Corporation	1,923,233
6,635	Intercontinental Exchange, Inc.	1,253,351

	Total	3,176,584

Internet Software & Services (21.9%)
24,528	eBay, Inc.[a]	1,227,872
8,435	Equinix, Inc.[a]	1,772,109
30,022	Facebook, Inc.[a]	2,020,180
2,723	Google, Inc.[a]	1,566,488
2,723	Google, Inc., Class Aa	1,592,056
9,540	LinkedIn Corporation[a]	1,635,824
3,048	Opower, Inc.[a]	57,455
46,672	Pandora Media, Inc.[a]	1,376,824

	Total	11,248,808

IT Consulting & Services (5.3%)
20,031	Cognizant Technology Solutions Corporation[a]	979,716
7,146	FleetCor Technologies, Inc.[a]	941,843
21,513	InterXion Holding NVa	589,026
8,615	TriNet Group, Inc.[a]	207,363

	Total	2,717,948

Semiconductors & Semiconductor Equipment (4.8%)
33,679	Applied Materials, Inc.	759,462
35,872	Xilinx, Inc.	1,697,104

	Total	2,456,566

Software (22.4%)
16,851	Adobe Systems, Inc.[a]	1,219,338
15,302	CommVault Systems, Inc.[a]	752,399
27,689	Guidewire Software, Inc.[a]	1,125,835
19,538	Microsoft Corporation	814,735
8,952	NetSuite, Inc.[a]	777,750
47,173	Oracle Corporation	1,911,922
30,494	Salesforce.com, Inc.[a]	1,771,091
29,825	ServiceNow, Inc.[a]	1,847,957
5,407	VMware, Inc.[a]	523,452
8,458	Workday, Inc.[a]	760,036

	Total	11,504,515

Telecommunications Services (5.7%)
19,445	SBA Communications Corporation[a]	1,989,223
22,518	TW Telecom, Inc.[a]	907,701

	Total	2,896,924

	Total Common Stock (cost $36,822,350)	49,596,419

Shares or Principal Amount	Short-Term Investments (3.3%)[b]
1,686,168	Thrivent Cash Management Trust 0.050%	1,686,168

	Total Short-Term Investments (at amortized cost)	1,686,168

	Total Investments (cost $38,508,518) 100.0%	$51,282,587

	Other Assets and Liabilities, Net (<0.1%)	(13,663)

	Total Net Assets 100.0%	$51,268,924

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,945,972
Gross unrealized depreciation	(1,200,786)

Net unrealized appreciation (depreciation)	$12,745,186

Cost for federal income tax purposes	$38,537,401

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Technology Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Technology Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Communications Equipment	3,298,813	3,298,813	—	—
Computers & Peripherals	7,321,671	7,321,671	—	—
Consumer Discretionary	3,873,328	3,873,328	—	—
Electronic Equipment, Instruments & Components	1,101,262	1,101,262	—	—
Financials	3,176,584	3,176,584	—	—
Internet Software & Services	11,248,808	11,248,808	—	—
IT Consulting & Services	2,717,948	2,717,948	—	—
Semiconductors & Semiconductor Equipment	2,456,566	2,456,566	—	—
Software	11,504,515	11,504,515	—	—
Telecommunications Services	2,896,924	2,896,924	—	—
Short-Term Investments	1,686,168	1,686,168	—	—

Total	$51,282,587	$51,282,587	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Technology Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$856,402	$5,075,123	$4,245,357	1,686,168	$1,686,168	$302
Total Value and Income Earned	856,402				1,686,168	302

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (94.9%)	Value
Biotechnology (21.2%)
24,830	Amgen, Inc.	$2,939,127
9,384	Biogen Idec, Inc.[a]	2,958,869
24,100	BioMarin Pharmaceutical, Inc.[a]	1,499,261
49,659	ImmunoGen, Inc.[a]	588,459
14,300	Incyte Corporation[a]	807,092
48,125	Ironwood Pharmaceuticals, Inc.[a]	737,756
100,181	Keryx BioPharmaceuticals, Inc.[a]	1,540,784
26,700	NPS Pharmaceuticals, Inc.[a]	882,435
33,243	Portola Pharmaceuticals, Inc.[a]	970,031
45,316	PTC Therapeutics, Inc.[a]	1,184,560
19,736	Vertex Pharmaceuticals, Inc.[a]	1,868,605

	Total	15,976,979

Health Care Equipment (18.7%)
82,239	Accuray, Inc.[a]	723,703
131,471	Boston Scientific Corporation[a]	1,678,885
29,287	Covidien plc	2,641,102
39,376	Dexcom, Inc.[a]	1,561,652
43,117	EOS Imaging SAa	323,938
18,088	HeartWare International, Inc.[a]	1,600,788
37,243	Inogen, Inc.[a]	840,202
5,275	Intuitive Surgical, Inc.[a]	2,172,245
61,296	NxStage Medical, Inc.[a]	880,824
73,480	Tornier NVa	1,717,962

	Total	14,141,301

Health Care Supplies (2.8%)
38,277	Align Technology, Inc.[a]	2,145,043

	Total	2,145,043

Managed Health Care (2.5%)
20,300	CIGNA Corporation	1,866,991

	Total	1,866,991

Pharmaceuticals (49.7%)
37,885	AbbVie, Inc.	2,138,229
61,883	Aspen Pharmacare Holdings, Ltd.	1,740,030
56,238	Hikma Pharmaceuticals plc	1,614,123
88,719	Merck & Company, Inc.	5,132,394
31,691	Mylan, Inc.[a]	1,633,988
66,199	Novartis AG	5,994,875
70,605	Novo Nordisk AS ADR	3,261,245
20,183	Roche Holding AG	6,013,664
18,535	Sagent Pharmaceuticals, Inc.[a]	479,315
39,871	Sanofi	4,237,871
11,745	Sawai Pharmaceutical Company, Ltd.	692,311
5,689	Shire Pharmaceuticals Group plc ADR	1,339,703
32,981	Teva Pharmaceutical Industries, Ltd. ADR	1,728,864
17,988	Towa Pharmaceutical Company, Ltd.	733,006
323,597	Vectura Group plc[a]	736,555

	Total	37,476,173

	Total Common Stock (cost $55,128,719)	71,606,487

Shares or Principal Amount	Short-Term Investments (4.7%)[b]
	Thrivent Cash Management Trust
3,557,874	0.050%	$3,557,874

	Total Short-Term Investments (at amortized cost)	3,557,874

	Total Investments (cost $58,686,593) 99.6%	$75,164,361

	Other Assets and Liabilities, Net 0.4%	277,761

	Total Net Assets 100.0%	$75,442,122

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$16,722,299
Gross unrealized depreciation	(352,917)

Net unrealized appreciation (depreciation)	$16,369,382

Cost for federal income tax purposes	$58,794,979

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Healthcare Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Healthcare Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Biotechnology	15,976,979	15,976,979	—	—
Health Care Equipment	14,141,301	13,817,363	323,938	—
Health Care Supplies	2,145,043	2,145,043	—	—
Managed Health Care	1,866,991	1,866,991	—	—
Pharmaceuticals	37,476,173	15,713,738	21,762,435	—
Short-Term Investments	3,557,874	3,557,874	—	—

Total	$75,164,361	$53,077,988	$22,086,373	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$1,615,477	$13,437,307	$11,494,910	3,557,874	$3,557,874	$840
Total Value and Income Earned	1,615,477				3,557,874	840

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (97.0%)	Value
Coal & Consumable Fuels (1.7%)
48,514	Alpha Natural Resources, Inc.[a,b]	$179,987
31,394	Peabody Energy Corporation	513,292

	Total	693,279

Consumer Staples (9.7%)
31,103	Archer-Daniels-Midland Company	1,371,953
14,360	Bunge, Ltd.	1,086,191
19,645	Ingredion, Inc.	1,474,161

	Total	3,932,305

Financials (19.3%)
6,235	Boston Properties, Inc.	736,852
4,700	Camden Property Trust	334,405
14,300	DDR Corporation	252,109
11,486	Equity Residential	723,618
6,921	Health Care REIT, Inc.	433,739
9,500	Host Hotels & Resorts, Inc.	209,095
19,200	Kimco Realty Corporation	441,216
3,900	Macerich Company	260,325
10,400	Prologis, Inc.	427,336
2,444	Public Storage, Inc.	418,780
6,900	RLJ Lodging Trust	199,341
6,879	Simon Property Group, Inc.	1,143,840
10,200	SPDR Gold Trust[b]	1,306,008
7,300	Tanger Factory Outlet Centers, Inc.	255,281
5,810	Vornado Realty Trust	620,101
3,439	Washington Prime Group, Inc.[b]	64,447

	Total	7,826,493

Integrated Oil & Gas (11.2%)
13,979	Chevron Corporation	1,824,959
9,982	Occidental Petroleum Corporation	1,024,453
33,226	Petroleo Brasileiro SA ADR	486,096
16,400	Total SA ADR[a]	1,184,080

	Total	4,519,588

Materials (3.8%)
14,000	Cliffs Natural Resources, Inc.[a]	210,700
12,800	Mosaic Company	632,960
6,840	Southern Copper Corporation	207,731
17,500	Teck Resources, Ltd.[a]	399,525
13,075	Walter Energy, Inc.[a]	71,259

	Total	1,522,175

Oil & Gas Equipment & Services (25.0%)
20,650	Cameron International Corporation[b]	1,398,212
14,351	Dril-Quip, Inc.[b]	1,567,703
250	Frank’s International NV	6,150
23,000	National Oilwell Varco, Inc.	1,894,050
29,050	Schlumberger, Ltd.	3,426,447
78,600	Weatherford International, Ltd.[b]	1,807,800

	Total	10,100,362

Oil & Gas Exploration & Production (25.8%)
43,200	Cobalt International Energy, Inc.[b]	792,720
7,900	Concho Resources, Inc.[b]	1,141,550
14,950	EOG Resources, Inc.	1,747,057
14,700	EQT Corporation	1,571,430
30,200	Marathon Oil Corporation	1,205,584
39,000	Oasis Petroleum, Inc.[b]	2,179,710
13,450	SM Energy Company	1,131,145
15,100	Southwestern Energy Company[b]	686,899

	Total	10,456,095

Trading Companies & Distributors (0.5%)
5,750	NOW, Inc.[b]	208,207

	Total	208,207

	Total Common Stock (cost $36,098,084)	39,258,504

	Collateral Held for Securities Loaned (5.2%)
2,085,000	Thrivent Cash Management Trust	2,085,000

	Total Collateral Held for Securities Loaned (cost $2,085,000)	2,085,000

Shares or Principal Amount	Short-Term Investments (2.8%)[c]
	Thrivent Cash Management Trust
1,135,733	0.050%	1,135,733

	Total Short-Term Investments (at amortized cost)	1,135,733

	Total Investments (cost $39,318,817) 105.0%	$42,479,237

	Other Assets and Liabilities, Net (5.0%)	(2,029,020)

	Total Net Assets 100.0%	$40,450,217

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$9,859,029
Gross unrealized depreciation	(6,693,063)

Net unrealized appreciation (depreciation)	$3,165,966

Cost for federal income tax purposes	$39,313,271

The accompanying Notes to Financial Statements are an integral part of this schedule.

Natural Resources Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Natural Resources Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Coal & Consumable Fuels	693,279	693,279	—	—
Consumer Staples	3,932,305	3,932,305	—	—
Financials	7,826,493	7,826,493	—	—
Integrated Oil & Gas	4,519,588	4,519,588	—	—
Materials	1,522,175	1,522,175	—	—
Oil & Gas Equipment & Services	10,100,362	10,100,362	—	—
Oil & Gas Exploration & Production	10,456,095	10,456,095	—	—
Trading Companies & Distributors	208,207	208,207	—	—
Collateral Held for Securities Loaned	2,085,000	2,085,000	—	—
Short-Term Investments	1,135,733	1,135,733	—	—

Total	$42,479,237	$42,479,237	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Natural Resources Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$1,771,801	$10,469,614	$10,156,415	2,085,000	$2,085,000	$8,445
Cash Management Trust-Short Term Investment	1,879,163	2,210,989	2,954,419	1,135,733	1,135,733	176
Total Value and Income Earned	3,650,964				3,220,733	8,621

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.0%)	Value
Brazil (10.6%)
147,079	Banco Bradesco SA ADR	$2,135,586
23,521	Lojas Renner SA	753,907
29,084	Multiplan Empreendimentos Imobiliarios SA	679,219
8,900	Petroleo Brasileiro SA ADR[a]	130,207
65,500	Souza Cruz SA	679,457
59,400	Ultrapar Participacoes SA	1,403,878
106,660	Vale SA ADR[a]	1,411,112

	Total	7,193,366

Chile (1.4%)
37,090	Banco Santander Chile SA ADR[a]	981,031

	Total	981,031

China (2.6%)
1,423,000	PetroChina Company, Ltd.	1,790,101

	Total	1,790,101

Hong Kong (10.5%)
339,000	AIA Group, Ltd.	1,703,344
211,500	China Mobile, Ltd.	2,054,245
241,000	Hang Lung Group, Ltd.	1,304,641
132,000	Hang Lung Properties, Ltd.	407,066
102,000	Swire Pacific, Ltd., Class A	1,255,450
100,000	Swire Pacific, Ltd., Class B	230,490
59,500	Swire Properties, Ltd.	173,886

	Total	7,129,122

Hungary (1.2%)
41,710	Richter Gedeon Nyrt	800,011

	Total	800,011

India (13.0%)
514	GlaxoSmithKline Pharmaceuticals, Ltd.	21,379
5,200	Grasim Industries, Ltd.	296,698
4,350	Grasim Industries, Ltd. GDR	248,996
21,000	Hero Motocorp, Ltd.	920,317
83,000	Hindustan Unilever, Ltd.	856,320
118,639	Housing Development Finance Corporation[b]	1,958,731
30,000	ICICI Bank, Ltd.	707,644
5,000	ICICI Bank, Ltd. ADR[b]	249,500
30,000	Infosys, Ltd.	1,618,422
3,900	Infosys, Ltd. ADR	209,703
170,097	ITC, Ltd.	919,570
15,947	Ultra Tech Cement, Ltd.	687,232
2,484	Ultra Tech Cement, Ltd. GDR	107,048

	Total	8,801,560

Indonesia (3.2%)
3,507,000	PT Astra International Tbk PT	2,153,181

	Total	2,153,181

Luxembourg (2.5%)
35,965	Tenaris SA ADR	1,695,750

	Total	1,695,750

Malaysia (2.2%)
340,707	CIMB Group Holdings Berhad	776,977
120,000	Public Bank Berhad	731,770

	Total	1,508,747

Mexico (7.3%)
20,400	Fomento Economico Mexicano SAB de CV ADR	1,910,460
6,800	Grupo Aeroportuario del Sureste SAB de CV ADR	863,736
247,577	Grupo Financiero Banorte SAB de CV ADR	1,770,547
120,300	Organizacion Soriana SAB de CVb	396,688

	Total	4,941,431

Philippines (3.6%)
28,000	Ayala Corporation	415,242
1,388,900	Ayala Land, Inc.	971,030
499,862	Bank of the Philippine Islands	1,042,190

	Total	2,428,462

Poland (1.6%)
19,523	Bank Pekao SA	1,118,233

	Total	1,118,233

Portugal (0.9%)
38,000	Jeronimo Martins SGPS SA	624,778

	Total	624,778

Russia (4.3%)
31,400	Lukoil ADR	1,870,453
3,992	Magnit OJSC	1,040,740

	Total	2,911,193

South Africa (2.6%)
59,921	Massmart Holdings, Ltd.	744,097
142,193	Truworths International, Ltd.	1,003,118

	Total	1,747,215

South Korea (2.2%)
3,670	E-Mart Company, Ltd.	841,677
1,230	Samsung Electronics Company, Ltd. GDR	642,372

	Total	1,484,049

Taiwan (4.7%)
215,400	Taiwan Mobile Company, Ltd.	666,565
602,499	Taiwan Semiconductor Manufacturing Company, Ltd.	2,549,502

	Total	3,216,067

Thailand (4.7%)
107,300	PTT Exploration & Production pcl	553,828
95,400	Siam Cement pcl	1,340,663
254,800	Siam Commercial Bank pcl	1,322,968

	Total	3,217,459

Turkey (5.3%)
370,833	Akbank TAS	1,363,875
46,036	BIM Birlesik Magazalar AS	1,056,181
301,790	Turkiye Garanti Bankasi AS	1,181,866

	Total	3,601,922

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.0%)	Value
United Kingdom (5.5%)
27,386	BHP Billiton plc	$891,892
25,139	SABMiller plc	1,457,695
66,824	Standard Chartered plc	1,365,881

	Total	3,715,468

United States (1.1%)
9,000	Yum! Brands, Inc.	730,800

	Total	730,800

	Total Common Stock (cost $51,829,918)	61,789,946

	Preferred Stock (7.5%)
Brazil (3.3%)
97,500	Petroleo Brasileiro SA ADR	1,524,900
60,805	Vale SA ADR	723,580

	Total	2,248,480

South Korea (4.2%)
2,695	Samsung Electronics Company, Ltd.	2,824,080

	Total	2,824,080

	Total Preferred Stock (cost $4,987,647)	5,072,560

	Collateral Held for Securities Loaned (3.7%)
2,480,650	Thrivent Cash Management Trust	2,480,650

	Total Collateral Held for Securities Loaned (cost $2,480,650)	2,480,650

Shares or Principal Amount	Short-Term Investments (1.3%)[c]
	Thrivent Cash Management Trust
851,161	0.050%	851,161

	Total Short-Term Investments (at amortized cost)	851,161

	Total Investments (cost $60,149,376) 103.5%	$70,194,317

	Other Assets and Liabilities, Net (3.5%)	(2,386,852)

	Total Net Assets 100.0%	$67,807,465

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$13,214,588
Gross unrealized depreciation	(3,275,782)

Net unrealized appreciation (depreciation)	$9,938,806

Cost for federal income tax purposes	$60,255,511

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Emerging Markets Equity Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Emerging Markets Equity Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,799,688	730,800	6,068,888	—
Consumer Staples	9,289,298	1,910,460	7,378,838	—
Energy	7,444,217	1,825,957	5,618,260	—
Financials	22,591,717	3,366,117	19,225,600	—
Health Care	821,390	—	821,390	—
Industrials	2,415,884	863,736	1,552,148	—
Information Technology	5,019,999	209,703	4,810,296	—
Materials	4,686,943	1,518,160	3,168,783	—
Telecommunications Services	2,720,810	—	2,720,810	—
Preferred Stock
Energy	1,524,900	1,524,900	—	—
Information Technology	2,824,080	—	2,824,080	—
Materials	723,580	723,580	—	—
Collateral Held for Securities Loaned	2,480,650	2,480,650	—	—
Short-Term Investments	851,161	851,161	—	—

Total	$70,194,317	$16,005,224	$54,189,093	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Emerging Markets Equity Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$2,223,998	$13,367,633	$13,110,981	2,480,650	$2,480,650	$3,007
Cash Management Trust-Short Term Investment	1,837,201	5,468,387	6,454,427	851,161	851,161	363
Total Value and Income Earned	4,061,199				3,331,811	3,370

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.2%)	Value
Casinos & Gaming (0.1%)
2,500	Las Vegas Sands Corporation	$190,550

	Total	190,550

Consumer Discretionary (0.2%)
6,000	CBS Outdoor Americas, Inc.	196,080
5,500	iShares Dow Jones US Home Construction Index Fund	136,400

	Total	332,480

Diversified REITS (8.2%)
6,792	American Assets Trust, Inc.	234,664
34,345	American Realty Capital Properties, Inc.	430,343
2,519	Brookfield Asset Management, Inc.	110,886
62,400	Cousins Properties, Inc.	776,880
75,120	Duke Realty Corporation	1,364,179
19,343	Empire State Realty Trust, Inc.	319,160
20,176	First Potomac Realty Trust	264,709
3,150	Gladstone Commercial Corporation	56,290
35,414	Lexington Realty Trust	389,908
29,643	Liberty Property Trust	1,124,359
5,270	PS Business Parks, Inc.	439,992
5,970	Select Income REIT	176,951
60,610	Spirit Realty Captial, Inc.	688,530
40,350	Vornado Realty Trust	4,306,555
12,015	Washington Real Estate Investment Trust	312,150
6,300	Whitestone REIT	93,933
17,500	Winthrop Realty Trust	268,625
2,650	WP Carey, Inc.	170,660

	Total	11,528,774

Health Care REITs (10.3%)
6,400	Aviv REIT, Inc.	180,288
9,300	Brookdale Senior Living, Inc.[a]	310,062
69,442	HCP, Inc.	2,873,510
58,402	Health Care REIT, Inc.	3,660,053
24,262	Healthcare Realty Trust, Inc.	616,740
19,000	Healthcare Trust of America, Inc.	228,760
7,022	LTC Properties, Inc.	274,139
20,914	Medical Properties Trust, Inc.	276,901
3,620	National Health Investors, Inc.	226,467
7,161	Omega Healthcare Investors, Inc.	263,955
7,370	Physicians Realty Trust	106,054
10,371	Sabra Healthcare REIT, Inc.	297,752
16,416	Senior Housing Property Trust	398,745
6,706	Starwood Hotels & Resorts Worldwide, Inc.	541,979
66,720	Ventas, Inc.	4,276,752

	Total	14,532,157

Hotel & Resort REITs (9.1%)
26,928	Ashford Hospitality Trust, Inc.	310,749
9,877	Chatham Lodging Trust	216,306
13,933	Chesapeake Lodging Trust	421,195
29,095	DiamondRock Hospitality Company	372,998
15,843	FelCor Lodging Trust, Inc.	166,510
35,147	Hersha Hospitality Trust	235,836
14,600	Hilton Worldwide Holdings, Inc.[a]	340,180
33,549	Hospitality Properties Trust	1,019,890
195,140	Host Hotels & Resorts, Inc.	4,295,031
7,500	La Quinta Holdings, Inc.[a]	143,550
23,190	LaSalle Hotel Properties	818,375
18,108	Pebblebrook Hotel Trust	669,272
42,830	RLJ Lodging Trust	1,237,359
79,774	Strategic Hotels & Resorts, Inc.[a]	934,154
42,457	Summit Hotel Properties, Inc.	450,044
70,423	Sunstone Hotel Investors, Inc.	1,051,415
2,500	Wyndham Worldwide Corporation	189,300

	Total	12,872,164

Industrial REITS (5.9%)
85,316	DCT Industrial Trust, Inc.	700,444
7,724	EastGroup Properties, Inc.	496,113
34,246	First Industrial Realty Trust, Inc.	645,195
138,923	Prologis, Inc.	5,708,346
10,000	Rexford Industrial Realty, Inc.	142,400
16,150	STAG Industrial, Inc.	387,761
12,523	Terreno Realty Corporation	242,070

	Total	8,322,329

Mortgage REITS (0.7%)
5,000	Apollo Commercial Real Estate Finance, Inc.	82,450
6,650	Blackstone Mortgage Trust, Inc.	192,850
4,000	Colony Financial, Inc.	92,880
15,000	NorthStar Realty Finance Corporation	260,700
9,950	Starwood Property Trust, Inc.	236,511
10,150	Western Asset Mortgage Capital Corporation	143,826

	Total	1,009,217

Office REITS (13.5%)
18,712	Alexandria Real Estate Equities, Inc.	1,452,800
46,162	BioMed Realty Trust, Inc.	1,007,716
39,868	Boston Properties, Inc.	4,711,600
27,530	Brandywine Realty Trust	429,468
9,103	City Office REIT, Inc.[a]	115,426
5,646	Coresite Realty Corporation	186,713
18,957	Corporate Office Properties Trust	527,194
7,600	CyrusOne, Inc.	189,240
23,268	Digital Realty Trust, Inc.	1,356,990
48,757	Douglas Emmett, Inc.	1,375,923
24,250	DuPont Fabros Technology, Inc.	653,780
5,800	Franklin Street Properties Corporation	72,964
20,412	Highwoods Properties, Inc.	856,283
17,799	Hudson Pacific Properties, Inc.	451,027
24,163	Kilroy Realty Corporation	1,504,872
16,405	Mack-Cali Realty Corporation	352,379
14,270	Parkway Properties, Inc.	294,675
16,963	Piedmont Office Realty Trust, Inc.	321,279
2,000	QTS Realty Trust, Inc.	57,260
29,177	SL Green Realty Corporation	3,192,256

	Total	19,109,845

Real Estate Operating Companies (0.4%)
29,043	Forest City Enterprises, Inc.[a]	577,084

	Total	577,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.2%)	Value
Real Estate Services (0.1%)
2,000	CBRE Group, Inc.[a]	$64,080
500	Jones Lang LaSalle, Inc.	63,195

	Total	127,275

Residential REITS (17.0%)
25,853	American Campus Communities, Inc.	988,619
6,300	American Homes 4 Rent	111,888
41,084	Apartment Investment & Management Company	1,325,781
10,059	Associated Estates Realty Corporation	181,263
34,154	AvalonBay Communities, Inc.	4,856,357
30,051	Camden Property Trust	2,138,129
21,888	Campus Crest Communities, Inc.	189,550
55,714	Education Realty Trust, Inc.	598,368
12,978	Equity Lifestyle Properties, Inc.	573,108
74,590	Equity Residential	4,699,170
20,185	Essex Property Trust, Inc.	3,732,408
9,087	Home Properties, Inc.	581,205
13,374	Mid-America Apartment Communities, Inc.	976,971
19,535	Post Properties, Inc.	1,044,341
11,603	Sun Communities, Inc.	578,294
48,094	UDR, Inc.	1,376,931

	Total	23,952,383

Retail REITS (25.0%)
22,163	Acadia Realty Trust	622,559
5,450	Agree Realty Corporation	164,753
3,915	AmREIT, Inc.	71,645
14,127	Brixmor Property Group, Inc.	324,215
39,239	CBL & Associates Properties, Inc.	745,541
10,925	Cedar Realty Trust, Inc.	68,281
127,606	DDR Corporation	2,249,694
16,517	Equity One, Inc.	389,636
23,632	Excel Trust, Inc.	315,015
14,295	Federal Realty Investment Trust	1,728,551
145,405	General Growth Properties, Inc.	3,425,742
55,924	Glimcher Realty Trust	605,657
18,332	Inland Real Estate Corporation	194,869
73,387	Kimco Realty Corporation	1,686,433
26,747	Kite Realty Group Trust	164,227
31,166	Macerich Company	2,080,330
18,286	National Retail Properties, Inc.	680,056
9,526	Pennsylvania Real Estate Investment Trust	179,279
24,848	Ramco-Gershenson Properties Trust	412,974
7,850	Realty Income Corporation	348,697
23,692	Regency Centers Corporation	1,319,171
15,272	Retail Opportunity Investments Corporation	240,229
16,500	Retail Properties of America, Inc.	253,770
1,138	Saul Centers, Inc.	55,307
80,961	Simon Property Group, Inc.	13,462,195
21,363	Tanger Factory Outlet Centers, Inc.	747,064
15,941	Taubman Centers, Inc.	1,208,487
6,500	Urstadt Biddle Properties, Inc.	135,720
30,580	Washington Prime Group, Inc.[a]	573,069
23,142	Weingarten Realty Investors	759,983

	Total	35,213,149

Specialized REITS (8.7%)
15,700	American Tower Corporation	1,412,686
9,444	Corrections Corporation of America REIT	310,235
5,000	Crown Castle International Corporation	371,300
53,072	CubeSmart	972,279
11,308	EPR Properties	631,778
34,020	Extra Space Storage, Inc.	1,811,565
2,900	Geo Group, Inc.	103,617
3,465	Plum Creek Timber Company, Inc.	156,271
29,283	Public Storage, Inc.	5,017,642
4,494	Rayonier, Inc. REIT	159,762
4,099	Sovran Self Storage, Inc.	316,648
30,800	Weyerhaeuser Company	1,019,172

	Total	12,282,955

	Total Common Stock (cost $134,984,922)	140,050,362

Shares or Principal Amount	Short-Term Investments (0.4%)[b]
	Thrivent Cash Management Trust
581,516	0.050%	581,516

	Total Short-Term Investments (at amortized cost)	581,516

	Total Investments (cost $135,566,438) 99.6%	$140,631,878

	Other Assets and Liabilities, Net 0.4%	556,160

	Total Net Assets 100.0%	$141,188,038

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$21,176,687
Gross unrealized depreciation	(16,136,894)

Net unrealized appreciation (depreciation)	$5,039,793

Cost for federal income tax purposes	$135,592,085

The accompanying Notes to Financial Statements are an integral part of this schedule.

Real Estate Securities Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Real Estate Securities Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Casinos & Gaming	190,550	190,550	—	—
Consumer Discretionary	332,480	332,480	—	—
Diversified REITS	11,528,774	11,528,774	—	—
Health Care REITs	14,532,157	14,532,157	—	—
Hotel & Resort REITs	12,872,164	12,872,164	—	—
Industrial REITS	8,322,329	8,322,329	—	—
Mortgage REITS	1,009,217	1,009,217	—	—
Office REITS	19,109,845	19,109,845	—	—
Real Estate Operating Companies	577,084	577,084	—	—
Real Estate Services	127,275	127,275	—	—
Residential REITS	23,952,383	23,952,383	—	—
Retail REITS	35,213,149	35,213,149	—	—
Specialized REITS	12,282,955	12,282,955	—	—
Short-Term Investments	581,516	581,516	—	—

Total	$140,631,878	$140,631,878	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$359,706	$9,613,568	$9,391,758	581,516	$581,516	$246
Total Value and Income Earned	359,706				581,516	246

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value
Consumer Discretionary (16.9%)
13,730	American Axle & Manufacturing Holdings, Inc.[a]	$259,360
64,055	ANN, Inc.[a]	2,635,223
4,490	Asbury Automotive Group, Inc.[a]	308,643
28,510	Boyd Gaming Corporation[a]	345,826
68,970	Brunswick Corporation	2,905,706
6,920	Buffalo Wild Wings, Inc.[a]	1,146,713
87,321	Burlington Stores, Inc.[a,b]	2,782,047
77,070	Chuy’s Holdings, Inc.[a,b]	2,797,641
53,160	Core-Mark Holding Company, Inc.	2,425,691
125,480	Del Frisco’s Restaurant Group, Inc.[a]	3,458,229
13,550	Dorman Products, Inc.[a]	668,286
68,210	Five Below, Inc.[a,b]	2,722,261
31,140	Fox Factory Holding Corporation[a]	547,753
60,170	G-III Apparel Group, Ltd.[a]	4,913,482
86,990	HomeAway, Inc.[a]	3,028,992
73,020	Imax Corporation[a,b]	2,079,609
91,650	Kate Spade & Company[a]	3,495,531
24,710	LifeLock, Inc.[a]	344,952
7,270	Lithia Motors, Inc.	683,889
103,120	Multimedia Games Holding Company, Inc.[a]	3,056,477
11,290	Oxford Industries, Inc.	752,704
14,900	Red Robin Gourmet Burgers, Inc.[a]	1,060,880
9,560	Rentrak Corporation[a]	501,422
22,020	Restoration Hardware Holdings, Inc.[a]	2,048,961
13,720	Shutterfly, Inc.[a]	590,783
55,260	Skechers USA, Inc.[a]	2,525,382
65,180	Tenneco, Inc.[a]	4,282,326
27,030	Vail Resorts, Inc.	2,086,175
52,860	Vitamin Shoppe, Inc.[a]	2,274,037
15,560	Zoe’s Kitchen, Inc.[a,b]	534,953

	Total	57,263,934

Consumer Staples (3.2%)
31,650	B&G Foods, Inc.	1,034,638
17,860	Boston Beer Company, Inc.[a,b]	3,992,067
54,170	Natural Grocers by Vitamin Cottage, Inc.[a,b]	1,159,780
3,180	TreeHouse Foods, Inc.[a]	254,623
69,400	United Natural Foods, Inc.[a]	4,517,940

	Total	10,959,048

Energy (4.9%)
10,470	Bonanza Creek Energy, Inc.[a]	598,779
31,580	Callon Petroleum Company[a]	367,907
10,920	Diamondback Energy, Inc.[a]	969,696
322,700	Kodiak Oil & Gas Corporation[a]	4,695,285
9,850	PDC Energy, Inc.[a]	622,028
198,400	Penn Virginia Corporation[a]	3,362,880
184,720	Rex Energy Corporation[a]	3,271,391
36,120	SemGroup Corporation	2,848,062

	Total	16,736,028

Financials (7.1%)
106,052	Bank of the Ozarks, Inc.	3,547,439
82,390	Chesapeake Lodging Trust	2,490,650
34,040	eHealth, Inc.[a]	1,292,499
128,320	Essent Group, Ltd.[a]	2,577,949
58,110	Evercore Partners, Inc.	3,349,460
73,770	Hanmi Financial Corporation	1,555,072
135,000	Kennedy-Wilson Holdings, Inc.	3,620,700
78,230	PacWest Bancorp	3,377,189
102,200	Western Alliance Bancorp[a]	2,432,360

	Total	24,243,318

Health Care (19.4%)
70,970	Acadia Healthcare Company, Inc.[a]	3,229,135
12,300	Air Methods Corporation[a,b]	635,295
204,394	Akorn, Inc.[a]	6,796,101
33,810	Align Technology, Inc.[a]	1,894,712
14,400	AtriCure, Inc.[a]	264,672
98,490	Bruker Corporation[a]	2,390,352
29,850	Cardiovascular Systems, Inc.[a]	930,126
34,870	Centene Corporation[a]	2,636,521
42,860	Cubist Pharmaceuticals, Inc.[a]	2,992,485
66,780	Cyberonics, Inc.[a]	4,171,079
255,170	Depomed, Inc.[a]	3,546,863
20,520	Enanta Pharmaceuticals, Inc.[a,b]	883,796
123,950	ExamWorks Group, Inc.[a]	3,932,934
5,880	Furiex Pharmaceuticals, Inc.[a]	624,338
137,580	Impax Laboratories, Inc.[a]	4,126,024
225,949	Ironwood Pharmaceuticals, Inc.[a]	3,463,798
52,470	LifePoint Hospitals, Inc.[a]	3,258,387
24,710	Natus Medical, Inc.[a]	621,209
149,620	Neurocrine Biosciences, Inc.[a]	2,220,361
91,100	NPS Pharmaceuticals, Inc.[a]	3,010,855
98,700	NuVasive, Inc.[a]	3,510,759
9,170	PAREXEL International Corporation[a]	484,543
43,310	Puma Biotechnology, Inc.[a]	2,858,460
13,210	Sarepta Therapeutics, Inc.[a,b]	393,526
74,300	Team Health Holdings, Inc.[a]	3,710,542
31,833	Teleflex, Inc.	3,361,565

	Total	65,948,438

Industrials (16.3%)
14,090	Acuity Brands, Inc.	1,947,942
2,340	American Railcar Industries, Inc.[b]	158,582
8,510	Chart Industries, Inc.[a,b]	704,117
5,480	Circor International, Inc.	422,672
37,620	Generac Holdings, Inc.[a]	1,833,599
6,860	Genesee & Wyoming, Inc.[a]	720,300
44,300	Granite Construction, Inc.	1,593,914
65,328	H&E Equipment Services, Inc.[a]	2,374,020
54,960	Heico Corporation	2,854,622
35,400	Huron Consulting Group, Inc.[a]	2,507,028
182,610	Interface, Inc.	3,440,372
67,690	MasTec, Inc.[a]	2,086,206
46,920	Middleby Corporation[a]	3,881,222
137,460	On Assignment, Inc.[a]	4,889,452
48,550	PGT, Inc.[a]	411,219
18,370	Primoris Services Corporation	529,791
49,290	Proto Labs, Inc.[a]	4,037,837
97,752	Ritchie Brothers Auctioneers, Inc.[b]	2,409,587
91,470	Saia, Inc.[a]	4,018,277
67,350	Spirit Airlines, Inc.[a]	4,259,214
118,756	Swift Transportation Company[a]	2,996,214
61,920	Tutor Perini Corporation[a]	1,965,341
11,420	WageWorks, Inc.[a]	550,558
28,360	Watsco, Inc.	2,914,274

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.6%)	Value
Industrials (16.3%) - continued
32,900	Watts Water Technologies, Inc.	$2,030,917

	Total	55,537,277

Information Technology (24.3%)
107,530	A10 Networks, Inc.[a]	1,430,149
31,040	Alliance Fiber Optic Products, Inc.[b]	561,824
34,330	Ambarella, Inc.[a,b]	1,070,409
356,740	Applied Micro Circuits Corporation[a]	3,856,359
39,490	Applied Optoelectronics, Inc.[a]	916,168
96,110	Aspen Technology, Inc.[a]	4,459,504
36,210	Belden, Inc.	2,830,174
66,740	Bottomline Technologies, Inc.[a]	1,996,861
21,110	CalAmp Corporation[a]	457,243
63,320	Callidus Software, Inc.[a]	756,041
83,950	Cardtronics, Inc.[a]	2,861,016
85,590	Cavium, Inc.[a]	4,250,399
9,070	ChannelAdvisor Corporation[a]	239,085
86,630	Cognex Corporation[a]	3,326,592
31,830	Coherent, Inc.[a]	2,106,191
105,370	Constant Contact, Inc.[a]	3,383,431
98,035	Cornerstone OnDemand, Inc.[a]	4,511,571
57,620	Dealertrack Technologies, Inc.[a]	2,612,491
67,201	Demandware, Inc.[a,b]	4,661,733
82,543	Digimarc Corporation	2,690,902
40,460	Electronics for Imaging, Inc.[a]	1,828,792
126,850	Guidewire Software, Inc.[a]	5,157,721
4,320	Heartland Payment Systems, Inc.[b]	178,027
38,810	Inphi Corporation[a]	569,731
8,420	Interactive Intelligence Group[a]	472,615
42,150	Manhattan Associates, Inc.[a]	1,451,224
23,320	MaxLinear, Inc.[a]	234,832
18,620	Methode Electronics, Inc.	711,470
126,050	Monolithic Power Systems, Inc.	5,338,218
141,830	Proofpoint, Inc.[a]	5,312,952
278,160	RF Micro Devices, Inc.[a]	2,667,554
7,550	SPS Commerce, Inc.[a]	477,085
30,350	SunPower Corporation[a,b]	1,243,743
18,660	Synaptics, Inc.[a,b]	1,691,342
79,480	The Rubicon Project, Inc.[a,b]	1,020,523
11,550	Tyler Technologies, Inc.[a]	1,053,476
16,650	Ultimate Software Group, Inc.[a]	2,300,530
48,146	Virtusa Corporation[a]	1,723,627

	Total	82,411,605

Materials (4.5%)
98,450	Chemtura Corporation[a]	2,572,499
250,270	Graphic Packaging Holding Company[a]	2,928,159
36,160	KapStone Paper and Packaging Corporation[a]	1,197,981
95,710	PolyOne Corporation	4,033,219
202,340	Senomyx, Inc.[a,b]	1,750,241
51,310	U.S. Silica Holdings, Inc.[b]	2,844,626

	Total	15,326,725

	Total Common Stock (cost $258,310,349)	328,426,373

	Collateral Held for Securities Loaned (9.3%)
31,529,995	Thrivent Cash Management Trust	31,529,995

	Total Collateral Held for Securities Loaned (cost $31,529,995)	31,529,995

Shares or Principal Amount	Short-Term Investments (3.1%)[c]
	Thrivent Cash Management Trust
10,429,790	0.050%	10,429,790

	Total Short-Term Investments (at amortized cost)	10,429,790

	Total Investments (cost $300,270,134) 109.0%	$370,386,158

	Other Assets and Liabilities, Net (9.0%)	(30,526,892)

	Total Net Assets 100.0%	$339,859,266

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$75,443,303
Gross unrealized depreciation	(5,682,563)

Net unrealized appreciation (depreciation)	$69,760,740

Cost for federal income tax purposes	$300,625,418

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Small Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,263,934	57,263,934	—	—
Consumer Staples	10,959,048	10,959,048	—	—
Energy	16,736,028	16,736,028	—	—
Financials	24,243,318	24,243,318	—	—
Health Care	65,948,438	65,948,438	—	—
Industrials	55,537,277	55,537,277	—	—
Information Technology	82,411,605	82,411,605	—	—
Materials	15,326,725	15,326,725	—	—
Collateral Held for Securities Loaned	31,529,995	31,529,995	—	—
Short-Term Investments	10,429,790	10,429,790	—	—

Total	$370,386,158	$370,386,158	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$29,633,978	$98,678,318	$96,782,301	31,529,995	$31,529,995	$46,335
Cash Management Trust-Short Term Investment	5,913,423	57,710,887	53,194,520	10,429,790	10,429,790	2,088
Total Value and Income Earned	35,547,401				41,959,785	48,423

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.9%)	Value
Consumer Discretionary (14.7%)
218,000	Aaron’s, Inc.	$7,769,520
37,800	American Public Education, Inc.[a]	1,299,564
17,900	Ascent Capital Group, Inc.[a]	1,181,579
156,500	Belmond, Ltd.[a]	2,275,510
42,500	Crocs, Inc.[a]	638,775
59,000	CSS Industries, Inc.	1,555,830
81,300	Dorman Products, Inc.[a]	4,009,716
96,800	Drew Industries, Inc.	4,840,968
65,600	Ethan Allen Interiors, Inc.[b]	1,622,944
75,000	Fred’s, Inc.	1,146,750
101,000	Haverty Furniture Companies, Inc.	2,538,130
45,000	Hooker Furniture Corporation	726,300
68,000	M/I Homes, Inc.[a]	1,650,360
80,500	MarineMax, Inc.[a]	1,347,570
77,800	Matthews International Corporation	3,234,146
106,000	Meritage Homes Corporation[a]	4,474,260
151,200	Modine Manufacturing Company[a]	2,379,888
151,250	Pier 1 Imports, Inc.	2,330,762
306,300	Quiksilver, Inc.[a]	1,096,554
16,700	Red Robin Gourmet Burgers, Inc.[a]	1,189,040
159,400	Shiloh Industries, Inc.[a]	2,942,524
190,200	Sportsman’s Warehouse Holdings, Inc.[a]	1,521,600
179,000	Stein Mart, Inc.	2,486,310
43,200	Steven Madden, Ltd.[a]	1,481,760
79,400	Winnebago Industries, Inc.[a]	1,999,292

	Total	57,739,652

Consumer Staples (0.7%)
270,000	Alliance One International, Inc.[a]	675,000
95,400	Spartannash Company	2,004,354

	Total	2,679,354

Energy (4.1%)
67,000	C&J Energy Services, Inc.[a]	2,263,260
8,300	CARBO Ceramics, Inc.[b]	1,279,196
109,000	Cloud Peak Energy, Inc.[a]	2,007,780
24,600	Contango Oil & Gas Company[a]	1,040,826
96,000	Gulf Island Fabrication, Inc.	2,065,920
208,300	Hercules Offshore, Inc.[a]	837,366
23,900	PDC Energy, Inc.[a]	1,509,285
334,600	Teekay Tankers, Ltd.[b]	1,435,434
81,200	Tesco Corporation	1,732,808
152,900	Tetra Technologies, Inc.[a]	1,801,162

	Total	15,973,037

Financials (24.5%)
155,900	Ares Capital Corporation	2,784,374
35,000	Assured Guaranty, Ltd.	857,500
48,800	Bank of Kentucky Financial Corporation	1,697,752
92,600	BBCN Bancorp, Inc.	1,476,970
161,800	CBL & Associates Properties, Inc.	3,074,200
210,800	Cedar Realty Trust, Inc.	1,317,500
420,000	CoBiz Financial, Inc.	4,523,400
88,300	Columbia Banking System, Inc.	2,323,173
98,018	Compass Diversified Holdings	1,779,026
173,400	East West Bancorp, Inc.	6,067,266
97,410	Employers Holdings, Inc.	2,063,144
199,300	First Potomac Realty Trust	2,614,816
7,200	Forestar Real Estate Group, Inc.[a]	137,448
135,600	Glacier Bancorp, Inc.	3,848,328
100,000	Golub Capital BDC, Inc.	1,770,000
96,000	Hatteras Financial Corporation	1,901,760
200,000	Hercules Technology Growth Capital, Inc.	3,232,000
111,400	Home Bancshares, Inc.	3,656,148
29,000	iShares Russell 2000 Value Index Fund	2,994,540
67,000	JMP Group, Inc.	507,190
26,500	Kilroy Realty Corporation	1,650,420
371,000	Kite Realty Group Trust	2,277,940
91,000	LaSalle Hotel Properties	3,211,390
24,200	Main Street Capital Corporation	794,878
667	Markel Corporation[a]	437,312
211,700	Meadowbrook Insurance Group, Inc.	1,522,123
65,900	National Interstate Corporation	1,846,518
19,900	Piper Jaffray Companies[a]	1,030,223
61,200	Potlatch Corporation	2,533,680
142,500	ProAssurance Corporation	6,327,000
11,400	PS Business Parks, Inc.	951,786
119,700	Radian Group, Inc.	1,772,757
213,200	Redwood Trust, Inc.	4,151,004
96,600	Safeguard Scientifics, Inc.[a]	2,008,314
126,400	Sandy Spring Bancorp, Inc.	3,148,624
46,600	State Auto Financial Corporation	1,091,838
39,000	SVB Financial Group[a]	4,548,180
67,685	TCP Capital Corporation	1,232,544
90,300	THL Credit, Inc.	1,264,200
67,500	Washington Real Estate Investment Trust	1,753,650
84,300	Wintrust Financial Corporation	3,877,800

	Total	96,058,716

Health Care (3.4%)
17,300	Analogic Corporation	1,353,552
7,400	Atrion Corporation	2,412,400
44,300	National Healthcare Corporation	2,493,647
96,000	Triple-S Management Corporation[a]	1,721,280
126,000	West Pharmaceutical Services, Inc.	5,314,680

	Total	13,295,559

Industrials (26.1%)
91,500	A.O. Smith Corporation	4,536,570
101,000	Aegion Corporation[a]	2,350,270
88,000	Alaska Air Group, Inc.[b]	8,364,400
41,000	Applied Industrial Technologies, Inc.	2,079,930
42,700	Astec Industries, Inc.	1,873,676
148,000	Beacon Roofing Supply, Inc.[a]	4,901,760
88,700	Celadon Group, Inc.	1,891,084
42,100	Circor International, Inc.	3,247,173
109,000	Comfort Systems USA, Inc.	1,722,200
80,400	ESCO Technologies, Inc.	2,785,056
57,000	Franklin Electric Company, Inc.	2,298,810
35,600	FTI Consulting, Inc.[a]	1,346,392
67,000	G & K Services, Inc.	3,488,690
46,500	Genesee & Wyoming, Inc.[a]	4,882,500
82,000	Gibraltar Industries, Inc.[a]	1,271,820
111,000	Greenbrier Companies, Inc.[a]	6,393,600
45,000	Hub Group, Inc.[a]	2,268,000
22,300	IDEX Corporation	1,800,502
52,000	Kaman Corporation	2,221,960
136,000	Kforce, Inc.	2,944,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.9%)	Value
Industrials (26.1%) - continued
43,300	Kirby Corporation[a]	$5,072,162
142,000	Kratos Defense & Security Solutions, Inc.[a]	1,107,600
67,300	Landstar System, Inc.	4,307,200
50,000	Luxfer Holdings plc	947,500
79,100	Matson, Inc.	2,123,044
125,000	McGrath Rentcorp	4,593,750
43,700	Mine Safety Appliances Company	2,511,876
150,500	Navigant Consulting, Inc.[a]	2,626,225
33,500	Nordson Corporation	2,686,365
89,000	Pike Corporation[a]	797,440
75,500	Quanex Building Products Corporation	1,349,185
15,600	RBC Bearings, Inc.	999,180
36,000	Sun Hydraulics Corporation	1,461,600
50,600	Universal Forest Products, Inc.	2,442,462
54,100	Universal Truckload Services, Inc.	1,371,976
46,100	Waste Connections, Inc.	2,238,155
59,900	Woodward, Inc.	3,005,782

	Total	102,310,295

Information Technology (9.5%)
65,000	Advanced Energy Industries, Inc.[a]	1,251,250
60,000	Belden, Inc.	4,689,600
111,800	Brooks Automation, Inc.	1,204,086
67,900	Cabot Microelectronics Corporation[a]	3,031,735
36,100	Cognex Corporation[a]	1,386,240
69,500	Cohu, Inc.	743,650
136,200	Electro Rent Corporation	2,278,626
150,000	Electro Scientific Industries, Inc.	1,021,500
70,200	Entegris, Inc.[a]	964,899
40,700	Fabrinet[a]	838,420
185,000	Intevac, Inc.[a]	1,481,850
22,100	Littelfuse, Inc.	2,054,195
95,000	Methode Electronics, Inc.	3,629,950
42,000	Newport Corporation[a]	777,000
113,000	Progress Software Corporation[a]	2,716,520
202,900	ShoreTel, Inc.[a]	1,322,908
330,000	Sonus Networks, Inc.[a]	1,184,700
69,000	Synnex Corporation[a]	5,026,650
81,000	Teradyne, Inc.[b]	1,587,600

	Total	37,191,379

Materials (8.5%)
30,800	American Vanguard Corporation	407,176
74,000	AptarGroup, Inc.	4,958,740
18,700	Carpenter Technology Corporation	1,182,775
83,500	Clearwater Paper Corporation[a]	5,153,620
25,800	Franco-Nevada Corporation	1,480,952
25,500	Haynes International, Inc.	1,443,045
115,600	Innospec, Inc.	4,990,452
52,000	Minerals Technologies, Inc.	3,410,160
127,500	Myers Industries, Inc.	2,561,475
284,700	Sandstorm Gold Ltd.[a,b]	1,970,124
42,900	Schnitzer Steel Industries, Inc.	1,118,403
75,800	Stillwater Mining Company[a]	1,330,290
8,750	Texas Industries, Inc.[a,b]	808,150
223,000	Wausau Paper Corporation	2,412,860

	Total	33,228,222

Telecommunications Services (0.3%)
91,850	Premiere Global Services, Inc.[a]	1,226,198

	Total	1,226,198

Utilities (5.1%)
33,100	Black Hills Corporation	2,032,009
106,000	Cleco Corporation	6,248,700
71,000	El Paso Electric Company	2,854,910
58,500	NorthWestern Corporation	3,053,115
64,300	PNM Resources, Inc.	1,885,919
69,700	Southwest Gas Corporation	3,679,463

	Total	19,754,116

	Total Common Stock (cost $233,550,847)	379,456,528

	Preferred Stock (0.2%)

Health Care (0.2%)
46,367	National Healthcare Corporation, Convertible[c]	693,187

	Total	693,187

	Total Preferred Stock (cost $627,545)	693,187

	Collateral Held for Securities Loaned (1.8%)
7,097,096	Thrivent Cash Management Trust	7,097,096

	Total Collateral Held for Securities Loaned (cost $7,097,096)	7,097,096

Shares or Principal Amount	Short-Term Investments (3.3%)[d]
	Thrivent Cash Management Trust
13,175,563	0.050%	13,175,563

	Total Short-Term Investments (at amortized cost)	13,175,563

	Total Investments (cost $254,451,051) 102.2%	$400,422,374

	Other Assets and Liabilities, Net (2.2%)	(8,769,313)

	Total Net Assets 100.0%	$391,653,061

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$152,674,754
Gross unrealized depreciation	(8,412,658)

Net unrealized appreciation (depreciation)	$144,262,096

Cost for federal income tax purposes	$256,160,278

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Small Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Small Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	57,739,652	57,739,652	—	—
Consumer Staples	2,679,354	2,679,354	—	—
Energy	15,973,037	15,973,037	—	—
Financials	96,058,716	96,058,716	—	—
Health Care	13,295,559	13,295,559	—	—
Industrials	102,310,295	102,310,295	—	—
Information Technology	37,191,379	37,191,379	—	—
Materials	33,228,222	31,747,270	1,480,952	—
Telecommunications Services	1,226,198	1,226,198	—	—
Utilities	19,754,116	19,754,116	—	—
Preferred Stock
Health Care	693,187	693,187	—	—
Collateral Held for Securities Loaned	7,097,096	7,097,096	—	—
Short-Term Investments	13,175,563	13,175,563	—	—

Total	$400,422,374	$398,941,422	$1,480,952	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Small Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$6,702,600	$42,570,790	$42,176,294	7,097,096	$7,097,096	$26,789
Cash Management Trust-Short Term Investment	8,038,467	18,087,429	12,950,333	13,175,563	13,175,563	2,378
Total Value and Income Earned	14,741,067				20,272,659	29,167

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (94.8%)	Value
Consumer Discretionary (10.2%)
151,850	Cheesecake Factory, Inc.	$7,048,877
67,810	GNC Holdings, Inc.	2,312,321
271,230	Houghton Mifflin Harcourt Company[a]	5,196,767
244,034	Ignite Restaurant Group, Inc.[a]	3,553,135
326,141	MDC Partners, Inc.	7,008,770
74,356	NutriSystem, Inc.	1,272,231
74,480	Papa John’s International, Inc.	3,157,207
388,680	Tuesday Morning Corporation[a]	6,926,278

	Total	36,475,586

Consumer Staples (2.7%)
124,754	Annie’s, Inc.[a]	4,219,180
171,820	WhiteWave Foods Company[a]	5,561,814

	Total	9,780,994

Energy (6.3%)
143,030	Market Vectors Oil Service ETF	8,261,413
84,770	Oasis Petroleum, Inc.[a]	4,737,795
181,390	Rex Energy Corporation[a]	3,212,417
65,600	Rosetta Resources, Inc.[a]	3,598,160
219,492	Trinidad Drilling, Ltd.	2,491,025

	Total	22,300,810

Financials (19.3%)
35,596	Affiliated Managers Group, Inc.[a]	7,311,418
94,590	Allied World Assurance Company Holdings AG	3,596,312
70,700	American Assets Trust, Inc.	2,442,685
10,312	Argo Group International Holdings, Ltd.	527,046
184,500	BBCN Bancorp, Inc.	2,942,775
405,160	CNO Financial Group, Inc.	7,211,848
177,500	Education Realty Trust, Inc.	1,906,350
35,300	Extra Space Storage, Inc.	1,879,725
221,160	Hanmi Financial Corporation	4,662,053
93,800	HCC Insurance Holdings, Inc.	4,590,572
90,810	PacWest Bancorp	3,920,268
102,500	Parkway Properties, Inc.	2,116,625
142,760	Pebblebrook Hotel Trust	5,276,410
48,060	SVB Financial Group[a]	5,604,757
141,950	Synovus Financial Corporation	3,460,741
168,450	Terreno Realty Corporation	3,256,139
91,590	Texas Capital Bancshares, Inc.[a]	4,941,280
143,400	Western Alliance Bancorp[a]	3,412,920

	Total	69,059,924

Health Care (8.4%)
69,600	Acorda Therapeutics, Inc.[a]	2,346,216
160,870	Akorn, Inc.[a]	5,348,927
54,800	Align Technology, Inc.[a]	3,070,992
400,500	BioScrip, Inc.[a,b]	3,340,170
214,882	ExamWorks Group, Inc.[a,b]	6,818,206
126,900	Neurocrine Biosciences, Inc.[a]	1,883,196
200,870	NuVasive, Inc.[a]	7,144,946

	Total	29,952,653

Industrials (20.0%)
26,700	Acuity Brands, Inc.	3,691,275
85,080	Apogee Enterprises, Inc.	2,965,889
93,440	CLARCOR, Inc.	5,779,264
233,904	EMCOR Group, Inc.	10,415,745
36,650	Esterline Technologies Corporation[a]	4,219,148
59,410	GATX Corporation	3,976,905
94,360	Granite Construction, Inc.	3,395,073
137,100	HNI Corporation	5,361,981
374,600	Interface, Inc.	7,057,464
209,100	Korn/Ferry International[a]	6,141,267
116,870	Landstar System, Inc.	7,479,680
159,000	Ritchie Brothers Auctioneers, Inc.[b]	3,919,350
91,920	Tennant Company	7,015,334

	Total	71,418,375

Information Technology (17.8%)
419,310	Atmel Corporation[a]	3,928,935
190,690	Broadridge Financial Solutions, Inc.	7,940,331
99,700	DST Systems, Inc.	9,189,349
151,692	E2open, Inc.[a,b]	3,135,474
90,760	Guidewire Software, Inc.[a]	3,690,302
158,240	Informatica Corporation[a]	5,641,256
16,460	Measurement Specialties, Inc.[a]	1,416,712
148,345	Plantronics, Inc.	7,127,977
195,720	Teradyne, Inc.[b]	3,836,112
119,380	Textura Corporation[a,b]	2,822,143
89,600	Ubiquiti Networks, Inc.[a,b]	4,049,024
160,702	Virtusa Corporation[a]	5,753,132
319,400	Vishay Intertechnology, Inc.	4,947,506

	Total	63,478,253

Materials (5.5%)
43,700	Eagle Materials, Inc.	4,120,036
160,560	H.B. Fuller Company	7,722,936
160,290	Materials Select Sector SPDR Fund	7,956,795

	Total	19,799,767

Telecommunications Services (1.0%)
98,247	Cogent Communications Group, Inc.	3,394,434

	Total	3,394,434

Utilities (3.6%)
178,670	NorthWestern Corporation	9,324,787
67,327	Southwest Gas Corporation	3,554,193

	Total	12,878,980

	Total Common Stock (cost $276,574,316)	338,539,776

	Collateral Held for Securities Loaned (6.7%)
24,129,625	Thrivent Cash Management Trust	24,129,625

	Total Collateral Held for Securities Loaned (cost $24,129,625)	24,129,625

Shares or Principal Amount	Short-Term Investments (4.2%)[c]
	Federal Home Loan Bank Discount Notes
400,000	0.070%, 09/19/2014[d]	399,938

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares or Principal Amount	Short-Term Investments (4.2%)[c]	Value
	Thrivent Cash Management Trust
14,580,278	0.050%	$14,580,278

	Total Short-Term Investments (at amortized cost)	14,980,216

	Total Investments (cost $315,684,157) 105.7%	$377,649,617

	Other Assets and Liabilities, Net (5.7%)	(20,509,729)

	Total Net Assets 100.0%	$357,139,888

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2014, $399,938 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$65,663,455
Gross unrealized depreciation	(3,687,053)

Net unrealized appreciation (depreciation)	$61,976,402

Cost for federal income tax purposes	$315,673,215

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Small Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,475,586	36,475,586	—	—
Consumer Staples	9,780,994	9,780,994	—	—
Energy	22,300,810	19,809,785	2,491,025	—
Financials	69,059,924	69,059,924	—	—
Health Care	29,952,653	29,952,653	—	—
Industrials	71,418,375	71,418,375	—	—
Information Technology	63,478,253	63,478,253	—	—
Materials	19,799,767	19,799,767	—	—
Telecommunications Services	3,394,434	3,394,434	—	—
Utilities	12,878,980	12,878,980	—	—
Collateral Held for Securities Loaned	24,129,625	24,129,625	—	—
Short-Term Investments	14,980,216	14,580,278	399,938	—

Total	$377,649,617	$374,758,654	$2,890,963	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	106,939	106,939	—	—

Total Asset Derivatives	$106,939	$106,939	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	70	September 2014	$8,225,161	$8,332,100	$106,939
Total Futures Contracts					$106,939

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$106,939
Total Equity Contracts		106,939

Total Asset Derivatives		$106,939

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	208,035
Total Equity Contracts		208,035

Total		$208,035

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Small Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,088,051)
Total Equity Contracts		(1,088,051)

Total		($1,088,051)

The following table presents Small Cap Stock Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$15,594,161	4.5%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$25,019,444	$50,922,783	$51,812,602	24,129,625	$24,129,625	$57,217
Cash Management Trust-Short Term Investment	25,721,345	43,506,287	54,647,353	14,580,278	14,580,278	5,056
Total Value and Income Earned	50,740,789				38,709,903	62,273

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Consumer Discretionary (13.8%)
28,700	Aeropostale, Inc.[a,b]	$100,163
6,400	American Public Education, Inc.[b]	220,032
4,700	Arctic Cat, Inc.	185,274
13,550	Barnes & Noble, Inc.[a,b]	308,804
6,550	Big 5 Sporting Goods Corporation	80,369
515	Biglari Holdings, Inc.[b]	217,830
9,200	BJ’s Restaurants, Inc.[b]	321,172
4,450	Blue Nile, Inc.[b]	124,600
9,000	Bob Evans Farms, Inc.[a]	450,450
27,700	Boyd Gaming Corporation[b]	336,001
15,225	Brown Shoe Company, Inc.	435,587
10,250	Buckle, Inc.[a]	454,690
6,800	Buffalo Wild Wings, Inc.[b]	1,126,828
28,300	Callaway Golf Company	235,456
3,950	Capella Education Company[a]	214,841
21,400	Career Education Corporation[b]	100,152
9,450	Cato Corporation	292,005
8,000	Children’s Place Retail Stores, Inc.	397,040
13,375	Christopher & Banks Corporation[b]	117,165
7,550	Coinstar, Inc.[b]	448,092
8,700	Cracker Barrel Old Country Store, Inc.	866,259
32,150	Crocs, Inc.[b]	483,215
5,900	DineEquity, Inc.	468,991
11,200	Dorman Products, Inc.[b]	552,384
8,100	Drew Industries, Inc.	405,081
11,133	E.W. Scripps Company[b]	235,574
9,500	Ethan Allen Interiors, Inc.	235,030
17,543	Finish Line, Inc.	521,729
15,400	Francesca’s Holdings Corporation[b]	226,996
12,450	Fred’s, Inc.	190,360
6,890	FTD Companies, Inc.[b]	219,033
8,750	Genesco, Inc.[b]	718,637
6,800	G-III Apparel Group, Ltd.[b]	555,288
7,700	Group 1 Automotive, Inc.	649,187
16,050	Harte-Hanks, Inc.	115,399
7,350	Haverty Furniture Companies, Inc.	184,705
9,750	Helen of Troy, Ltd.[b]	591,143
9,400	Hibbett Sports, Inc.[a,b]	509,198
23,000	Hillenbrand, Inc.	750,260
17,700	Iconix Brand Group, Inc.[b]	760,038
14,650	Interval Leisure Group, Inc.	321,421
10,750	iRobot Corporation[a,b]	440,213
6,700	ITT Educational Services, Inc.[a,b]	111,823
14,650	Jack in the Box, Inc.	876,656
5,500	Kirkland’s, Inc.[b]	102,025
19,100	La-Z-Boy, Inc.	442,547
8,200	Lithia Motors, Inc.	771,374
10,000	Lumber Liquidators Holdings, Inc.[b]	759,500
8,900	M/I Homes, Inc.[b]	216,003
6,600	Marcus Corporation	120,450
9,050	MarineMax, Inc.[b]	151,497
10,850	Marriott Vacations Worldwide Corporation[b]	636,136
9,950	Matthews International Corporation	413,621
16,650	Men’s Wearhouse, Inc.	929,070
13,300	Meritage Homes Corporation[b]	561,393
3,550	Monarch Casino & Resort, Inc.[b]	53,747
10,900	Monro Muffler Brake, Inc.	579,771
6,450	Movado Group, Inc.	268,772
10,850	Multimedia Games Holding Company, Inc.[b]	321,594
10,500	NutriSystem, Inc.	179,655
5,300	Oxford Industries, Inc.	353,351
11,200	Papa John’s International, Inc.	474,768
19,550	Pep Boys—Manny, Moe & Jack[b]	224,043
4,550	Perry Ellis International, Inc.[b]	79,352
7,400	PetMed Express, Inc.[a]	99,752
21,600	Pinnacle Entertainment, Inc.[b]	543,888
16,412	Pool Corporation	928,263
47,400	Quiksilver, Inc.[b]	169,692
4,800	Red Robin Gourmet Burgers, Inc.[b]	341,760
15,950	Regis Corporation	224,576
21,250	Ruby Tuesday, Inc.[b]	161,287
13,250	Ruth’s Hospitality Group, Inc.	163,638
17,050	Ryland Group, Inc.	672,452
9,500	Scholastic Corporation	323,855
17,450	Scientific Games Corporation[b]	194,044
19,800	Select Comfort Corporation[b]	409,068
8,450	Sizmek Inc.[b]	80,529
14,400	Skechers USA, Inc.[b]	658,080
12,450	Sonic Automotive, Inc.	332,166
18,502	Sonic Corporation[b]	408,524
11,450	Stage Stores, Inc.	214,001
5,400	Stamps.com, Inc.[b]	181,926
7,650	Standard Motor Products, Inc.	341,725
54,850	Standard Pacific Corporation[b]	471,710
10,200	Stein Mart, Inc.	141,678
21,025	Steven Madden, Ltd.[b]	721,158
3,950	Strayer Education, Inc.[a,b]	207,414
7,050	Sturm, Ruger & Company, Inc.[a]	416,020
8,450	Superior Industries International, Inc.	174,239
21,750	Texas Roadhouse, Inc.	565,500
13,700	Tuesday Morning Corporation[b]	244,134
5,800	Universal Electronic, Inc.[b]	283,504
7,900	Universal Technical Institute, Inc.	95,906
11,300	Vitamin Shoppe, Inc.[b]	486,126
7,250	VOXX International Corporation[b]	68,222
10,050	Winnebago Industries, Inc.[b]	253,059
37,150	Wolverine World Wide, Inc.	968,129
7,700	Zumiez, Inc.[b]	212,443

	Total	36,552,308

Consumer Staples (3.4%)
29,700	Alliance One International, Inc.[b]	74,250
9,750	Andersons, Inc.	502,905
6,250	Annie’s, Inc.[a,b]	211,375
19,550	B&G Foods, Inc.	639,090
3,200	Boston Beer Company, Inc.[a,b]	715,264
5,100	Calavo Growers, Inc.	172,533
5,450	Cal-Maine Foods, Inc.	405,044
14,150	Casey’s General Stores, Inc.	994,603
14,500	Central Garden & Pet Company[b]	133,400
58,350	Darling Ingredients, Inc.[b]	1,219,515
8,000	Diamond Foods, Inc.[a,b]	225,600
6,200	Inter Parfums, Inc.	183,210
5,300	J & J Snack Foods Corporation	498,836
4,400	Medifast, Inc.[b]	133,804
7,400	Sanderson Farms, Inc.[a]	719,280
2,600	Seneca Foods Corporation[b]	79,560
17,950	Snyders-Lance, Inc.	474,957
13,750	Spartannash Company	288,888
13,350	TreeHouse Foods, Inc.[b]	1,068,934

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Consumer Staples (3.4%) - continued
5,220	WD-40 Company	$392,648

	Total	9,133,696

Energy (4.8%)
12,850	Approach Resources, Inc.[a,b]	292,081
75,800	Arch Coal, Inc.[a]	276,670
12,700	Basic Energy Services, Inc.[b]	371,094
13,000	Bristow Group, Inc.	1,048,060
16,800	C&J Energy Services, Inc.[b]	567,504
15,100	Carrizo Oil & Gas, Inc.[b]	1,045,826
22,100	Cloud Peak Energy, Inc.[b]	407,082
16,150	Comstock Resources, Inc.	465,766
5,700	Contango Oil & Gas Company[b]	241,167
6,850	Era Group, Inc.[b]	196,458
21,650	Exterran Holdings, Inc.	974,033
42,750	Forest Oil Corporation[b]	97,470
4,800	Geospace Technologies Corporation[a,b]	264,384
11,600	Green Plains, Inc.	381,292
4,500	Gulf Island Fabrication, Inc.	96,840
11,850	Hornbeck Offshore Services, Inc.[b]	556,002
47,000	ION Geophysical Corporation[b]	198,340
9,750	Matrix Service Company[b]	319,702
31,300	Newpark Resources, Inc.[b]	389,998
20,350	Northern Oil and Gas, Inc.[a,b]	331,502
12,900	PDC Energy, Inc.[b]	814,635
19,300	Penn Virginia Corporation[b]	327,135
20,950	PetroQuest Energy, Inc.[b]	157,544
22,950	Pioneer Energy Services Corporation[b]	402,543
7,000	SEACOR Holdings, Inc.[b]	575,750
20,150	Stone Energy Corporation[b]	942,818
16,000	Swift Energy Company[a,b]	207,680
23,750	Synergy Resources Corporation[b]	314,688
11,550	Tesco Corporation	246,477
28,750	Tetra Technologies, Inc.[b]	338,675

	Total	12,849,216

Financials (20.1%)
20,878	Acadia Realty Trust	586,463
5,450	Agree Realty Corporation	164,753
12,900	American Assets Trust, Inc.	445,695
6,500	Amerisafe, Inc.	264,355
21,050	Associated Estates Realty Corporation	379,321
15,800	Bank Mutual Corporation	91,640
23,500	Bank of the Ozarks, Inc.	786,075
7,100	Banner Corporation	281,373
29,300	BBCN Bancorp, Inc.	467,335
4,550	Bofi Holding, Inc.[b]	334,289
29,050	Boston Private Financial Holdings, Inc.	390,432
26,000	Brookline Bancorp, Inc.	243,620
7,000	Calamos Asset Management, Inc.	93,730
34,900	Capstead Mortgage Corporation[a]	458,935
11,750	Cardinal Financial Corporation	216,905
7,150	Caretrust REIT, Inc.[b]	141,570
10,350	Cash America International, Inc.	459,850
24,900	Cedar Realty Trust, Inc.	155,625
18,300	Chesapeake Lodging Trust	553,209
5,700	City Holding Company	257,184
19,350	Columbia Banking System, Inc.	509,099
14,950	Community Bank System, Inc.	541,190
7,900	Coresite Realty Corporation	261,253
67,100	Cousins Properties, Inc.	835,395
34,450	CVB Financial Corporation	552,233
71,517	DiamondRock Hospitality Company	916,848
10,775	Dime Community Bancshares, Inc.	170,137
11,450	EastGroup Properties, Inc.	735,433
6,900	eHealth, Inc.[b]	261,993
11,400	Employers Holdings, Inc.	241,452
8,650	Encore Capital Group, Inc.[a,b]	392,883
19,500	EPR Properties	1,089,465
12,700	Evercore Partners, Inc.	732,028
19,900	EZCORP, Inc.[b]	229,845
61,000	F.N.B. Corporation	782,020
18,900	Financial Engines, Inc.[a]	855,792
36,523	First Bancorp[b]	198,685
10,650	First Cash Financial Services, Inc.[b]	613,334
34,500	First Commonwealth Financial Corporation	318,090
20,850	First Financial Bancorp	358,828
22,350	First Financial Bankshares, Inc.[a]	701,119
27,712	First Midwest Bancorp, Inc.	471,935
12,700	Forestar Real Estate Group, Inc.[b]	242,443
31,800	Franklin Street Properties Corporation	400,044
14,200	FXCM, Inc.[a]	212,432
26,546	Geo Group, Inc.	948,489
9,700	Getty Realty Corporation	185,076
27,500	Glacier Bancorp, Inc.	780,450
19,900	Government Properties Income Trust	505,261
11,400	Green Dot Corporation[b]	216,372
9,500	Greenhill & Company, Inc.	467,875
11,612	Hanmi Financial Corporation	244,781
3,650	HCI Group, Inc.	148,190
35,200	Healthcare Realty Trust, Inc.	894,784
12,300	HFF, Inc.	457,437
17,340	Home Bancshares, Inc.	569,099
14,950	Horace Mann Educators Corporation	467,486
8,700	Independent Bank Corporation	333,906
4,200	Infinity Property & Casualty Corporation	282,366
30,450	Inland Real Estate Corporation	323,683
17,650	Interactive Brokers Group, Inc.	411,069
13,450	Investment Technology Group, Inc.[b]	227,036
48,100	Kite Realty Group Trust	295,334
74,659	Lexington Realty Trust	821,996
12,700	LTC Properties, Inc.	495,808
13,800	MarketAxess Holdings, Inc.	746,028
20,150	MB Financial, Inc.	545,057
17,074	Meadowbrook Insurance Group, Inc.	122,762
63,150	Medical Properties Trust, Inc.	836,106
40,800	National Penn Bancshares, Inc.	431,664
3,900	Navigators Group, Inc.[b]	261,495
16,050	NBT Bancorp, Inc.	385,521
34,750	Northwest Bancshares, Inc.	471,558
38,950	Old National Bancorp	556,206
14,350	Oritani Financial Corporation	220,847
26,300	Parkway Properties, Inc.	543,095
25,050	Pennsylvania Real Estate Investment Trust	471,441

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Financials (20.1%) - continued
12,250	Pinnacle Financial Partners, Inc.	$483,630
5,950	Piper Jaffray Companies[b]	308,031
18,450	Portfolio Recovery Associates, Inc.[b]	1,098,328
19,800	Post Properties, Inc.	1,058,508
24,600	PrivateBancorp, Inc.	714,876
21,700	ProAssurance Corporation	963,480
19,650	Provident Financial Services, Inc.	340,338
7,400	PS Business Parks, Inc.	617,826
31,950	Retail Opportunity Investments Corporation	502,574
12,550	RLI Corporation	574,539
10,850	S&T Bancorp, Inc.	269,623
17,250	Sabra Healthcare REIT, Inc.	495,248
4,700	Safety Insurance Group, Inc.	241,486
4,650	Saul Centers, Inc.	225,990
20,650	Selective Insurance Group, Inc.	510,468
5,900	Simmons First National Corporation	232,401
12,000	Sovran Self Storage, Inc.	927,000
28,849	Sterling Bancorp	346,188
7,600	Stewart Information Services Corporation	235,676
22,200	Stifel Financial Corporation[b]	1,051,170
68,950	Susquehanna Bancshares, Inc.	728,112
10,676	SWS Group, Inc.[b]	77,721
34,900	Tanger Factory Outlet Centers, Inc.	1,220,453
5,550	Taylor Capital Group, Inc.[b]	118,659
15,750	Texas Capital Bancshares, Inc.[b]	849,712
4,290	Tompkins Financial Corporation	206,692
34,932	Trustco Bank Corporation NY	233,346
13,700	UMB Financial Corporation	868,443
23,200	United Bankshares, Inc.	750,056
14,375	United Community Banks, Inc.	235,319
7,950	United Fire Group, Inc.	233,094
4,650	Universal Health Realty Income Trust	202,182
10,650	Universal Insurance Holdings, Inc.	138,131
9,300	Urstadt Biddle Properties, Inc.	194,184
13,200	ViewPoint Financial Group, Inc.	355,212
2,550	Virtus Investment Partners, Inc.[b]	539,963
24,900	Wilshire Bancorp, Inc.	255,723
17,000	Wintrust Financial Corporation	782,000
3,562	World Acceptance Corporation[a,b]	270,570

	Total	53,521,565

Health Care (10.7%)
7,700	Abaxis, Inc.	341,187
12,900	Abiomed, Inc.[a,b]	324,306
15,150	Acorda Therapeutics, Inc.[b]	510,707
26,450	Affymetrix, Inc.[b]	235,669
12,950	Air Methods Corporation[a,b]	668,868
25,750	Akorn, Inc.[b]	856,188
6,950	Albany Molecular Research, Inc.[b]	139,834
3,100	Almost Family, Inc.[b]	68,448
12,133	Amedisys, Inc.[b]	203,106
17,050	AMN Healthcare Services, Inc.[b]	209,715
14,950	AmSurg Corporation[b]	681,271
4,500	Analogic Corporation	352,080
4,300	Anika Therapeutics, Inc.[b]	199,219
9,000	Bio-Reference Laboratories, Inc.[a,b]	271,980
11,100	Cambrex Corporation[b]	229,770
12,325	Cantel Medical Corporation	451,342
21,100	Centene Corporation[b]	1,595,371
6,450	Chemed Corporation[a]	604,494
3,800	Computer Programs and Systems, Inc.	241,680
9,950	CONMED Corporation	439,292
4,150	Corvel Corporation[b]	187,497
9,950	Cross Country Healthcare, Inc.[b]	64,874
9,300	CryoLife, Inc.	83,235
8,850	Cyberonics, Inc.[b]	552,771
7,100	Cynosure, Inc.[b]	150,875
10,800	Emergent Biosolutions, Inc.[b]	242,568
7,300	Ensign Group, Inc.	226,884
10,750	Gentiva Health Services, Inc.[b]	161,895
9,050	Greatbatch, Inc.[b]	443,993
19,050	Haemonetics Corporation[b]	672,084
12,850	Hanger, Inc.[b]	404,132
7,550	HealthStream, Inc.[b]	183,465
13,000	Healthways, Inc.[a,b]	228,020
4,900	ICU Medical, Inc.[b]	297,969
23,850	Impax Laboratories, Inc.[b]	715,261
8,650	Integra LifeSciences Holdings Corporation[b]	407,069
10,550	Invacare Corporation	193,803
6,200	IPC The Hospitalist Company, Inc.[b]	274,164
23,200	Kindred Healthcare, Inc.	535,920
3,500	Landauer, Inc.	147,000
10,100	Lannett Company, Inc.[b]	501,162
4,500	LHC Group, Inc.[b]	96,165
7,600	Ligand Pharmaceuticals, Inc.[b]	473,404
13,750	Luminex Corporation[b]	235,812
10,050	Magellan Health Services, Inc.[b]	625,512
18,700	Masimo Corporation[b]	441,320
23,950	Medicines Company[b]	695,987
18,700	Medidata Solutions, Inc.[b]	800,547
15,200	Meridian Bioscience, Inc.	313,728
14,925	Merit Medical Systems, Inc.[b]	225,367
10,500	Molina Healthcare, Inc.[b]	468,615
17,050	Momenta Pharmaceuticals, Inc.[b]	205,964
4,700	MWI Veterinary Supply, Inc.[b]	667,353
10,500	Natus Medical, Inc.[b]	263,970
13,425	Neogen Corporation[b]	543,310
17,000	NuVasive, Inc.[b]	604,690
13,350	Omnicell, Inc.[b]	383,279
20,900	PAREXEL International Corporation[b]	1,104,356
10,950	PharMerica Corporation[b]	313,061
19,150	Prestige Brands Holdings, Inc.[b]	648,994
16,100	Quality Systems, Inc.	258,405
20,450	Questcor Pharmaceuticals, Inc.[a]	1,891,421
11,100	Repligen Corporation[b]	252,969
7,600	Sagent Pharmaceuticals, Inc.[b]	196,536
19,600	Spectrum Pharmaceuticals, Inc.[a,b]	159,348
4,950	SurModics, Inc.[b]	106,029
13,800	Symmetry Medical, Inc.[b]	122,268
25,850	West Pharmaceutical Services, Inc.	1,090,353

	Total	28,487,931

Industrials (14.9%)
10,175	AAON, Inc.	341,066
14,600	AAR Corporation	402,376
19,050	ABM Industries, Inc.	513,969
9,800	Aceto Corporation	177,772
26,050	Actuant Corporation	900,549

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Industrials (14.9%) - continued
13,850	Aegion Corporation[b]	$322,289
7,150	Aerovironment, Inc.[b]	227,370
10,300	Albany International Corporation	390,988
5,250	Allegiant Travel Company	618,293
2,900	American Science & Engineering, Inc.	201,811
4,400	American Woodmark Corporation[b]	140,228
10,600	Apogee Enterprises, Inc.	369,516
14,950	Applied Industrial Technologies, Inc.	758,413
8,900	Arcbest Corporation	387,239
6,850	Astec Industries, Inc.	300,578
9,200	Atlas Air Worldwide Holdings, Inc.[b]	339,020
9,300	AZZ, Inc.	428,544
17,250	Barnes Group, Inc.	664,815
16,800	Brady Corporation	501,816
17,100	Briggs & Stratton Corporation	349,866
17,750	Brink’s Company	500,905
5,300	CDI Corporation	76,373
6,400	Circor International, Inc.	493,632
13,800	Comfort Systems USA, Inc.	218,040
7,650	Cubic Corporation	340,502
17,600	Curtiss-Wright Corporation	1,153,856
3,850	DXP Enterprises, Inc.[b]	290,829
12,300	Dycom Industries, Inc.[b]	385,113
24,450	EMCOR Group, Inc.	1,088,759
6,850	Encore Wire Corporation	335,924
17,200	EnerSys, Inc.	1,183,188
6,252	Engility Holdings, Inc.[b]	239,202
8,250	EnPro Industries, Inc.[b]	603,570
9,650	ESCO Technologies, Inc.	334,276
4,800	Exponent, Inc.	355,728
22,950	Federal Signal Corporation	336,217
11,300	Forward Air Corporation	540,705
14,300	Franklin Electric Company, Inc.	576,719
7,250	G & K Services, Inc.	377,507
21,050	GenCorp, Inc.[a,b]	402,055
17,750	General Cable Corporation	455,465
10,500	Gibraltar Industries, Inc.[b]	162,855
16,030	Griffon Corporation	198,772
25,787	Healthcare Services Group, Inc.[a]	759,169
18,198	Heartland Express, Inc.	388,345
5,850	Heidrick & Struggles International, Inc.	108,225
12,700	Hub Group, Inc.[b]	640,080
8,300	Insperity, Inc.	273,900
21,300	Interface, Inc.	401,292
10,000	John Bean Technologies Corporation	309,900
10,050	Kaman Corporation	429,436
10,000	Kelly Services, Inc.	171,700
22,100	Knight Transportation, Inc.	525,317
18,200	Korn/Ferry International[b]	534,534
4,700	Lindsay Manufacturing Company[a]	397,009
6,150	Lydall, Inc.[b]	168,325
15,650	Matson, Inc.	420,046
15,000	Mobile Mini, Inc.	718,350
16,250	Moog, Inc.[b]	1,184,463
20,600	Mueller Industries, Inc.	605,846
1,800	National Presto Industries, Inc.[a]	131,112
18,050	Navigant Consulting, Inc.[b]	314,972
17,100	On Assignment, Inc.[b]	608,247
22,150	Orbital Sciences Corporation[b]	654,533
9,950	Orion Marine Group, Inc.[b]	107,759
11,500	PGT, Inc.[b]	97,405
3,400	Powell Industries, Inc.	222,292
13,625	Quanex Building Products Corporation	243,479
14,150	Resources Global Professionals	185,507
9,300	Roadrunner Transportation Systems, Inc.[b]	261,330
8,950	Saia, Inc.[b]	393,174
14,950	Simpson Manufacturing Company, Inc.	543,582
18,850	SkyWest, Inc.	230,347
4,700	Standex International Corporation	350,056
19,900	TASER International, Inc.[b]	264,670
13,750	Teledyne Technologies, Inc.[b]	1,336,087
6,700	Tennant Company	511,344
23,656	Tetra Tech, Inc.	650,540
19,650	Titan International, Inc.[a]	330,513
20,550	Toro Company	1,306,980
15,100	TrueBlue, Inc.[b]	416,307
5,600	UniFirst Corporation	593,600
14,400	United Stationers, Inc.	597,168
7,250	Universal Forest Products, Inc.	349,957
33,350	UTI Worldwide, Inc.[b]	344,839
7,500	Viad Corporation	178,800
6,600	Vicor Corporation[b]	55,308
11,000	WageWorks, Inc.[b]	530,310
10,400	Watts Water Technologies, Inc.	641,992

	Total	39,474,857

Information Technology (17.0%)
13,750	Advanced Energy Industries, Inc.[b]	264,687
5,200	Agilysys, Inc.[b]	73,216
9,750	Anixter International, Inc.	975,682
5,300	Badger Meter, Inc.	279,045
3,650	Bel Fuse, Inc.	93,695
19,700	Benchmark Electronics, Inc.[b]	501,956
5,700	Black Box Corporation	133,608
16,850	Blackbaud, Inc.	602,219
15,500	Blucora, Inc.[b]	292,485
13,750	Bottomline Technologies, Inc.[b]	411,400
24,507	Brooks Automation, Inc.	263,940
8,900	Cabot Microelectronics Corporation[b]	397,385
8,600	CACI International, Inc.[b]	603,806
12,200	CalAmp Corporation[b]	264,252
16,400	Cardtronics, Inc.[b]	558,912
7,750	Ceva, Inc.[b]	114,468
15,250	Checkpoint Systems, Inc.[b]	213,347
25,250	CIBER, Inc.[b]	124,735
22,400	Cirrus Logic, Inc.[a,b]	509,376
29,800	Cognex Corporation[b]	1,144,320
9,100	Coherent, Inc.[b]	602,147
8,600	Cohu, Inc.	92,020
11,850	comScore, Inc.[b]	420,438
5,850	Comtech Telecommunications Corporation	218,381
12,500	CSG Systems International, Inc.	326,375
12,450	CTS Corporation	232,815
14,000	Daktronics, Inc.	166,880
15,850	Dealertrack Technologies, Inc.[b]	718,639
13,450	Dice Holdings, Inc.[b]	102,355

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Information Technology (17.0%) - continued
9,300	Digi International, Inc.[b]	$87,606
10,200	Digital River, Inc.[b]	157,386
13,350	Diodes, Inc.[b]	386,616
8,100	DSP Group, Inc.[b]	68,769
6,150	DTS, Inc.[b]	113,221
11,600	Ebix, Inc.[a]	165,996
9,300	Electro Scientific Industries, Inc.	63,333
17,050	Electronics for Imaging, Inc.[b]	770,660
32,850	Entropic Communications, Inc.[b]	109,391
11,350	EPIQ Systems, Inc.	159,467
17,550	Exar Corporation[b]	198,315
11,250	ExlService Holdings, Inc.[b]	331,313
10,700	Fabrinet[b]	220,420
6,350	FARO Technologies, Inc.[b]	311,912
4,450	Forrester Research, Inc.	168,566
49,950	GT Advanced Technologies, Inc.[a,b]	929,070
34,750	Harmonic, Inc.[b]	259,235
13,100	Heartland Payment Systems, Inc.[a]	539,851
12,100	Higher One Holdings, Inc.[b]	46,101
11,450	Hittite Microwave Corporation	892,528
10,750	iGATE Corporation[b]	391,193
19,700	II-VI, Inc.[b]	284,862
14,925	Insight Enterprises, Inc.[b]	458,794
5,900	Interactive Intelligence Group[b]	331,167
8,700	Intevac, Inc.[b]	69,687
21,650	Ixia[b]	247,459
16,300	j2 Global, Inc.	829,018
21,800	Kopin Corporation[b]	71,068
28,050	Kulicke and Soffa Industries, Inc.[b]	399,993
9,400	Liquidity Services, Inc.[a,b]	148,144
8,200	Littelfuse, Inc.	762,190
17,950	Liveperson, Inc.[b]	182,193
8,300	LogMeIn, Inc.[b]	386,946
27,850	Manhattan Associates, Inc.[b]	958,875
8,750	ManTech International Corporation	258,300
24,850	MAXIMUS, Inc.	1,069,047
5,500	Measurement Specialties, Inc.[b]	473,385
12,300	Mercury Computer Systems, Inc.[b]	139,482
13,150	Methode Electronics, Inc.	502,461
16,500	Micrel, Inc.	186,120
34,600	Microsemi Corporation[b]	925,896
3,300	MicroStrategy, Inc.[b]	464,046
19,450	MKS Instruments, Inc.	607,618
12,800	Monolithic Power Systems, Inc.	542,080
14,400	Monotype Imaging Holdings, Inc.	405,648
33,200	Monster Worldwide, Inc.[b]	217,128
5,550	MTS Systems Corporation	376,068
8,250	Nanometrics, Inc.[b]	150,563
13,300	NETGEAR, Inc.[b]	462,441
13,450	NetScout Systems, Inc.[b]	596,373
14,400	Newport Corporation[b]	266,400
21,800	NIC, Inc.	345,530
8,550	OpenTable, Inc.[b]	885,780
6,300	Oplink Communications, Inc.[b]	106,911
6,650	OSI Systems, Inc.[b]	443,888
7,650	Park Electrochemical Corporation	215,806
12,700	Perficient, Inc.[b]	247,269
7,350	Pericom Semiconductor Corporation[b]	66,444
12,400	Plexus Corporation[b]	536,796
11,100	Power Integrations, Inc.	638,694
7,550	Procera Networks, Inc.[b]	76,180
18,850	Progress Software Corporation[b]	453,154
32,050	QLogic Corporation[b]	323,384
10,550	QuinStreet, Inc.[b]	58,131
10,300	Rofin-Sinar Technologies, Inc.[b]	247,612
6,600	Rogers Corporation[b]	437,910
8,600	Rubicon Technology, Inc.[a,b]	75,250
12,100	Rudolph Technologies, Inc.[b]	119,548
30,200	Sanmina Corporation[b]	687,956
10,400	ScanSource, Inc.[b]	396,032
12,450	Super Micro Computer, Inc.[b]	314,612
14,250	Sykes Enterprises, Inc.[b]	309,652
13,300	Synaptics, Inc.[a,b]	1,205,512
11,250	Synchronoss Technologies, Inc.[b]	393,300
9,800	Synnex Corporation[b]	713,930
34,250	Take-Two Interactive Software, Inc.[b]	761,720
12,600	Tangoe, Inc.[a,b]	189,756
6,800	TeleTech Holdings, Inc.[b]	197,132
17,700	Tessera Technologies, Inc.	390,816
62,300	TriQuint Semiconductor, Inc.[b]	984,963
20,250	TTM Technologies, Inc.[b]	166,050
10,650	Tyler Technologies, Inc.[b]	971,387
10,300	Ultratech, Inc.[b]	228,454
10,750	VASCO Data Security International, Inc.[b]	124,700
14,700	Veeco Instruments, Inc.[b]	547,722
15,550	Viasat, Inc.[b]	901,278
9,500	Virtusa Corporation[b]	340,100
9,050	XO Group, Inc.[b]	110,591

	Total	45,060,935

Materials (6.1%)
10,700	A. Schulman, Inc.	414,090
6,250	A.M. Castle & Company[b]	69,000
49,250	AK Steel Holding Corporation[b]	392,030
9,150	American Vanguard Corporation	120,963
11,150	Balchem Corporation	597,194
11,550	Boise Cascade Company[b]	330,792
19,500	Calgon Carbon Corporation[b]	435,435
18,650	Century Aluminum Company[b]	292,432
7,550	Clearwater Paper Corporation[b]	465,986
4,100	Deltic Timber Corporation	247,722
17,200	Flotek Industries, Inc.[a,b]	553,152
8,250	FutureFuel Corporation	136,868
23,250	Globe Specialty Metals, Inc.	483,135
18,250	H.B. Fuller Company	877,825
3,450	Hawkins, Inc.	128,133
4,500	Haynes International, Inc.	254,655
26,850	Headwaters, Inc.[b]	372,946
8,000	Innophos Holdings, Inc.	460,560
20,650	Intrepid Potash, Inc.[b]	346,094
6,600	Kaiser Aluminum Corporation	480,942
28,950	KapStone Paper and Packaging Corporation[b]	959,114
7,500	Koppers Holdings, Inc.	286,875
12,000	Kraton Performance Polymers, Inc.[b]	268,680
7,000	LSB Industries, Inc.[b]	291,690
7,500	Materion Corporation	277,425
9,563	Myers Industries, Inc.	192,121
6,050	Neenah Paper, Inc.	321,558
3,300	Olympic Steel, Inc.	81,675
11,800	OM Group, Inc.	382,674

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (95.0%)	Value
Materials (6.1%) - continued
15,750	PH Glatfelter Company	$417,847
4,800	Quaker Chemical Corporation	368,592
11,150	RTI International Metals, Inc.[b]	296,478
11,100	Schweitzer-Mauduit International, Inc.	484,626
7,000	Stepan Company	370,020
43,750	Stillwater Mining Company[b]	767,812
25,377	SunCoke Energy, Inc.[b]	545,606
7,850	Texas Industries, Inc.[a,b]	725,026
9,200	Tredegar Corporation	215,372
19,200	U.S. Silica Holdings, Inc.	1,064,448
18,300	Wausau Paper Corporation	198,006
8,450	Zep, Inc.	149,227

	Total	16,124,826

Telecommunications Services (0.5%)
30,000	8x8, Inc.[b]	242,400
3,650	Atlantic Tele-Network, Inc.	211,700
10,600	Cbeyond, Inc.[b]	105,470
76,150	Cincinnati Bell, Inc.[b]	299,270
11,450	General Communication, Inc.[b]	126,866
6,500	Lumos Networks Corporation	94,055
5,650	NTELOS Holdings Corporation[a]	70,399
7,900	USA Mobility, Inc.	121,660

	Total	1,271,820

Utilities (3.7%)
14,033	ALLETE, Inc.	720,595
14,200	American States Water Company	471,866
21,900	Avista Corporation	734,088
14,700	El Paso Electric Company	591,087
15,250	Laclede Group, Inc.	740,387
15,350	New Jersey Resources Corporation	877,406
9,900	Northwest Natural Gas Company	466,785
14,250	NorthWestern Corporation	743,707
28,400	Piedmont Natural Gas Company, Inc.[a]	1,062,444
12,000	South Jersey Industries, Inc.	724,920
16,900	Southwest Gas Corporation	892,151
20,566	UIL Holdings Corporation	796,110
15,200	UNS Energy Corporation	918,232

	Total	9,739,778

	Total Common Stock (cost $155,375,838)	252,216,932

	Collateral Held for Securities Loaned (7.5%)
19,992,565	Thrivent Cash Management Trust	19,992,565

	Total Collateral Held for Securities Loaned (cost $19,992,565)	19,992,565

Shares or Principal Amount	Short-Term Investments (4.5%)[c]
	Federal Home Loan Bank Discount Notes
100,000	0.095%, 07/18/2014[d]	99,996
100,000	0.055%, 07/23/2014[d]	99,997
200,000	0.045%, 07/30/2014[d]	199,993
100,000	0.057%, 08/01/2014[d]	99,995
100,000	0.115%, 08/06/2014[d]	99,988
100,000	0.090%, 08/29/2014[d]	99,985
	Thrivent Cash Management Trust
11,281,100	0.050%	11,281,100

	Total Short-Term Investments (at amortized cost)	11,981,054

	Total Investments (cost $187,349,457) 107.0%	$284,190,551

	Other Assets and Liabilities, Net (7.0%)	(18,562,161)

	Total Net Assets 100.0%	$265,628,390

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2014, $699,954 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$100,782,587
Gross unrealized depreciation	(8,442,749)

Net unrealized appreciation (depreciation)	$92,339,838

Cost for federal income tax purposes	$191,850,713

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Small Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	36,552,308	36,552,308	—	—
Consumer Staples	9,133,696	9,133,696	—	—
Energy	12,849,216	12,849,216	—	—
Financials	53,521,565	53,521,565	—	—
Health Care	28,487,931	28,487,931	—	—
Industrials	39,474,857	39,474,857	—	—
Information Technology	45,060,935	45,060,935	—	—
Materials	16,124,826	16,124,826	—	—
Telecommunications Services	1,271,820	1,271,820	—	—
Utilities	9,739,778	9,739,778	—	—
Collateral Held for Securities Loaned	19,992,565	19,992,565	—	—
Short-Term Investments	11,981,054	11,281,100	699,954	—

Total	$284,190,551	$283,490,597	$699,954	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	298,379	298,379	—	—

Total Asset Derivatives	$298,379	$298,379	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Russell 2000 Index Mini-Futures	96	September 2014	$11,128,501	$11,426,880	$298,379
Total Futures Contracts					$298,379

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$298,379
Total Equity Contracts		298,379

Total Asset Derivatives		$298,379

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	414,151
Total Equity Contracts		414,151

Total		$414,151

The accompanying Notes to Financial Statements are an integral part of this schedule.

Small Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Small Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(122,822)
Total Equity Contracts		(122,822)

Total		($122,822)

The following table presents Small Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$11,417,879	4.4%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Small Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$22,919,937	$25,945,322	$28,872,694	19,992,565	$19,992,565	$71,908
Cash Management Trust-Short Term Investment	9,202,932	17,128,010	15,049,842	11,281,100	11,281,100	2,604
Total Value and Income Earned	32,122,869				31,273,665	74,512

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.5%)	Value
Consumer Discretionary (17.0%)
75,500	BorgWarner, Inc.	$4,921,845
60,300	Delphi Automotive plc	4,145,022
37,302	Discovery Communications, Inc.[a]	2,770,792
110,246	Dollar Tree, Inc.[a]	6,003,997
68,400	Dunkin’ Brands Group, Inc.	3,133,404
80,300	HomeAway, Inc.[a]	2,796,046
52,787	Limited Brands, Inc.	3,096,485
111,400	Marriott International, Inc.	7,140,740
35,786	O’Reilly Automotive, Inc.[a]	5,389,372
33,026	PetSmart, Inc.	1,974,955
34,900	PVH Corporation	4,069,340
25,400	Ross Stores, Inc.	1,679,702
70,800	Starwood Hotels & Resorts
	Worldwide, Inc.	5,722,056
58,100	Toll Brothers, Inc.[a]	2,143,890
43,032	Tractor Supply Company	2,599,133
77,800	Under Armour, Inc.[a,b]	4,628,322
66,372	VF Corporation	4,181,436
20,700	Wynn Resorts, Ltd.	4,296,492

	Total	70,693,029

Consumer Staples (3.4%)
63,800	Hain Celestial Group, Inc.[a]	5,661,612
77,600	Monster Beverage Corporation[a]	5,511,928
32,200	United Natural Foods, Inc.[a]	2,096,220
21,106	Whole Foods Market, Inc.	815,325

	Total	14,085,085

Energy (7.0%)
509,700	Alpha Natural Resources, Inc.[a,b]	1,890,987
85,700	Cameron International Corporation[a]	5,802,747
42,717	Concho Resources, Inc.[a]	6,172,606
30,600	HollyFrontier Corporation	1,336,914
128,682	Peabody Energy Corporation[b]	2,103,951
16,700	Pioneer Natural Resources Company	3,837,827
32,400	SM Energy Company	2,724,840
116,400	Southwestern Energy Company[a]	5,295,036

	Total	29,164,908

Financials (11.0%)
40,965	Affiliated Managers Group, Inc.[a]	8,414,211
52,600	Ameriprise Financial, Inc.	6,312,000
127,830	Discover Financial Services	7,922,903
147,400	First Republic Bank	8,105,526
12,400	Intercontinental Exchange, Inc.	2,342,360
16,200	SVB Financial Group[a]	1,889,244
54,200	T. Rowe Price Group, Inc.	4,575,022
114,300	TD Ameritrade Holding Corporation	3,583,305
87,300	Zions Bancorporation	2,572,731

	Total	45,717,302

Health Care (11.5%)
27,247	Actavis, Inc.[a]	6,077,443
62,589	AmerisourceBergen Corporation	4,547,717
83,200	BioMarin Pharmaceutical, Inc.[a]	5,175,872
34,396	Catamaran Corporation[a]	1,518,928
70,500	Cerner Corporation[a]	3,636,390
20,400	Cooper Companies, Inc.	2,764,812
32,900	Covance, Inc.[a]	2,815,582
17,900	Cubist Pharmaceuticals, Inc.[a]	1,249,778
72,600	Envision Healthcare Holdings, Inc.[a]	2,607,066
22,635	Mettler-Toledo International, Inc.[a]	5,730,729
58,200	Perrigo Company plc	8,483,232
45,000	Team Health Holdings, Inc.[a]	2,247,300
8,800	Vertex Pharmaceuticals, Inc.[a]	833,184

	Total	47,688,033

Industrials (20.8%)
139,928	AMETEK, Inc.	7,315,436
61,790	B/E Aerospace, Inc.[a]	5,714,957
107,400	Delta Air Lines, Inc.	4,158,528
56,200	Fastenal Company[b]	2,781,338
50,998	Flowserve Corporation	3,791,701
105,000	Fortune Brands Home and Security, Inc.	4,192,650
45,200	GATX Corporation	3,025,688
57,300	Graco, Inc.	4,473,984
38,684	JB Hunt Transport Services, Inc.	2,854,106
87,900	Nielsen Holdings NV	4,255,239
67,466	Pentair, Ltd.	4,865,648
129,400	Quanta Services, Inc.[a]	4,474,652
144,800	Robert Half International, Inc.	6,912,752
42,319	Roper Industries, Inc.	6,178,997
124,400	Southwest Airlines Company	3,341,384
70,561	Stericycle, Inc.[a]	8,355,834
91,700	United Rentals, Inc.[a]	9,603,741

	Total	86,296,635

Information Technology (19.7%)
137,509	Agilent Technologies, Inc.	7,898,517
68,400	Amphenol Corporation	6,589,656
51,635	ANSYS, Inc.[a]	3,914,966
44,360	Autodesk, Inc.[a]	2,501,017
120,331	Ciena Corporation[a,b]	2,606,369
35,500	Citrix Systems, Inc.[a]	2,220,525
37,800	Cornerstone OnDemand, Inc.[a]	1,739,556
68,998	Euronet Worldwide, Inc.[a]	3,328,463
48,097	F5 Networks, Inc.[a]	5,359,930
146,200	Fortinet, Inc.[a]	3,674,006
53,700	Gartner, Inc.[a]	3,786,924
18,700	IAC InterActiveCorp	1,294,601
36,700	Imperva, Inc.[a]	960,806
7,500	LinkedIn Corporation[a]	1,286,025
76,481	Microchip Technology, Inc.[b]	3,733,038
43,018	Nice Systems, Ltd. ADR	1,755,565
81,890	Nuance Communications, Inc.[a,b]	1,537,075
232,071	NVIDIA Corporation	4,302,596
114,600	NXP Semiconductors NVa	7,584,228
150,700	QLIK Technologies, Inc.[a]	3,408,834
76,100	ServiceNow, Inc.[a]	4,715,156
46,300	Synopsys, Inc.[a]	1,797,366
101,937	VeriFone Systems, Inc.[a]	3,746,185
42,600	Xilinx, Inc.	2,015,406

	Total	81,756,810

Materials (3.9%)
40,500	Airgas, Inc.	4,410,855
35,500	Albemarle Corporation	2,538,250
28,125	Celanese Corporation	1,807,875
77,010	FMC Corporation	5,482,342

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (96.5%)	Value
Materials (3.9%) - continued
66,159	Silver Wheaton Corporation[b]	$1,737,997

	Total	15,977,319

Telecommunications Services (2.2%)
50,700	Cogent Communications Group, Inc.	1,751,685
36,252	SBA Communications Corporation[a]	3,708,579
89,037	TW Telecom, Inc.[a]	3,589,082

	Total	9,049,346

	Total Common Stock (cost $295,450,394)	400,428,467

	Collateral Held for Securities Loaned (4.5%)
18,528,527	Thrivent Cash Management Trust	18,528,527

	Total Collateral Held for Securities Loaned (cost $18,528,527)	18,528,527

Shares or Principal Amount	Short-Term Investments (2.6%)[c]
	Thrivent Cash Management Trust
10,659,045	0.050%	10,659,045

	Total Short-Term Investments (at amortized cost)	10,659,045

	Total Investments (cost $324,637,966) 103.6%	$429,616,039

	Other Assets and Liabilities, Net (3.6%)	(14,955,585)

	Total Net Assets 100.0%	$414,660,454

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$114,799,208
Gross unrealized depreciation	(10,184,539)

Net unrealized appreciation (depreciation)	$104,614,669

Cost for federal income tax purposes	$325,001,370

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Mid Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	70,693,029	70,693,029	—	—
Consumer Staples	14,085,085	14,085,085	—	—
Energy	29,164,908	29,164,908	—	—
Financials	45,717,302	45,717,302	—	—
Health Care	47,688,033	47,688,033	—	—
Industrials	86,296,635	86,296,635	—	—
Information Technology	81,756,810	81,756,810	—	—
Materials	15,977,319	15,977,319	—	—
Telecommunications Services	9,049,346	9,049,346	—	—
Collateral Held for Securities Loaned	18,528,527	18,528,527	—	—
Short-Term Investments	10,659,045	10,659,045	—	—

Total	$429,616,039	$429,616,039	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$17,677,617	$40,003,435	$39,152,525	18,528,527	$18,528,527	$6,427
Cash Management Trust-Short Term Investment	12,208,592	44,103,373	45,652,920	10,659,045	10,659,045	3,158
Total Value and Income Earned	29,886,209				29,187,572	9,585

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value
Consumer Discretionary (11.2%)
43,367	AMC Networks, Inc.[a]	$2,666,637
33,454	Expedia, Inc.	2,634,837
21,266	Fossil, Inc.[a]	2,222,722
115,053	Gap, Inc.	4,782,753
66,335	GNC Holdings, Inc.	2,262,024
123,970	Liberty Interactive Corporation[a]	3,639,759
31,303	Liberty Media Corporation[a]	4,278,494
133,146	MGM Resorts International[a]	3,515,055
32,911	PVH Corporation	3,837,423
32,610	Scripps Networks Interactive, Inc.	2,645,975
293,585	Staples, Inc.	3,182,461
48,933	Starwood Hotels & Resorts Worldwide, Inc.	3,954,765
100,178	Toll Brothers, Inc.[a]	3,696,568

	Total	43,319,473

Consumer Staples (4.3%)
31,006	ConAgra Foods, Inc.	920,258
21,977	Constellation Brands, Inc.[a]	1,936,833
23,651	Energizer Holdings, Inc.	2,886,132
40,028	Ingredion, Inc.	3,003,701
120,243	Kroger Company	5,943,611
53,426	Tyson Foods, Inc.	2,005,612

	Total	16,696,147

Energy (7.8%)
68,067	Cameron International Corporation[a]	4,608,817
188,844	Chesapeake Energy Corporation	5,869,271
40,544	Cimarex Energy Company	5,816,442
108,888	Newfield Exploration Company[a]	4,812,850
48,144	Oil States International, Inc.[a]	3,085,549
24,303	Range Resources Corporation	2,113,146
64,744	Tesoro Corporation	3,798,530

	Total	30,104,605

Financials (27.4%)
75,096	Arthur J. Gallagher & Company	3,499,474
45,208	AvalonBay Communities, Inc.	6,428,126
78,737	Brixmor Property Group, Inc.	1,807,014
42,692	Camden Property Trust	3,037,536
190,522	DDR Corporation	3,358,903
2,492	E*TRADE Financial Corporation[a]	52,980
27,436	Everest Re Group, Ltd.	4,403,204
68,697	First Republic Bank	3,777,648
460,519	Huntington Bancshares, Inc.	4,393,351
152,253	Invesco, Ltd.	5,747,551
273,842	KeyCorp	3,924,156
127,612	Lincoln National Corporation	6,564,361
49,736	M&T Bank Corporation	6,169,751
132,147	NASDAQ OMX Group, Inc.	5,103,517
238,961	Navient Corporation	4,231,999
139,258	Principal Financial Group, Inc.	7,029,744
79,062	Raymond James Financial, Inc.	4,010,815
60,907	RLJ Lodging Trust	1,759,603
32,261	Signature Bank[a]	4,070,693
454,781	SLM Corporation	3,779,230
150,268	Starwood Property Trust, Inc.	3,571,870
42,913	Tanger Factory Outlet Centers, Inc.	1,500,668
50,464	Taubman Centers, Inc.	3,825,676
77,145	Unum Group	2,681,560
75,566	Validus Holdings, Ltd.	2,889,644
86,145	Voya Financial, Inc.	3,130,509
152,180	XL Group plc	4,980,851

	Total	105,730,434

Health Care (7.9%)
24,059	C.R. Bard, Inc.	3,440,678
104,205	Cardinal Health, Inc.	7,144,295
83,753	CIGNA Corporation	7,702,763
35,812	Endo International plc[a]	2,507,556
28,490	Laboratory Corporation of America Holdings[a]	2,917,376
56,164	Tenet Healthcare Corporation[a]	2,636,338
40,102	Zimmer Holdings, Inc.	4,164,994

	Total	30,514,000

Industrials (13.2%)
64,974	Armstrong World Industries, Inc.[a]	3,731,457
40,249	Carlisle Companies, Inc.	3,486,368
50,662	Crane Company	3,767,226
18,861	Dun & Bradstreet Corporation	2,078,482
137,423	Hertz Global Holdings, Inc.[a]	3,851,967
82,035	ITT Corporation	3,945,884
27,920	Kansas City Southern	3,001,679
61,870	KBR, Inc.	1,475,600
11,867	Parker Hannifin Corporation	1,492,038
9,148	Roper Industries, Inc.	1,335,700
72,464	Terex Corporation	2,978,270
125,360	Textron, Inc.	4,800,034
77,763	Timken Company	5,275,442
86,895	Triumph Group, Inc.	6,067,009
83,855	United Continental Holdings, Inc.[a]	3,443,924

	Total	50,731,080

Information Technology (13.1%)
132,654	Agilent Technologies, Inc.	7,619,646
106,790	Altera Corporation	3,712,020
65,154	Analog Devices, Inc.	3,522,877
44,690	AOL, Inc.[a]	1,778,215
140,336	Applied Materials, Inc.	3,164,577
289,770	Atmel Corporation[a]	2,715,145
52,066	Check Point Software Technologies, Ltd.[a]	3,489,984
77,874	Citrix Systems, Inc.[a]	4,871,019
35,785	Global Payments, Inc.	2,606,937
160,430	Maxim Integrated Products, Inc.	5,424,138
78,637	NetApp, Inc.	2,871,823
62,650	PTC, Inc.[a]	2,430,820
110,551	TIBCO Software, Inc.[a]	2,229,814
317,116	Xerox Corporation	3,944,923

	Total	50,381,938

Materials (5.7%)
81,227	Celanese Corporation	5,221,272
2,152	CF Industries Holdings, Inc.	517,621
151,048	Louisiana-Pacific Corporation[a]	2,268,741
76,918	Newmont Mining Corporation	1,956,794
62,640	Packaging Corporation of America	4,478,134
46,474	Reliance Steel & Aluminum Company	3,425,598
54,434	Valspar Corporation	4,147,326

	Total	22,015,486

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (97.2%)	Value
Utilities (6.6%)
128,410	Calpine Corporation[a]	$3,057,442
66,655	Edison International, Inc.	3,873,322
158,710	FirstEnergy Corporation	5,510,411
29,559	PG&E Corporation	1,419,423
51,441	SCANA Corporation	2,768,040
51,941	Sempra Energy	5,438,742
102,811	Xcel Energy, Inc.	3,313,599

	Total	25,380,979

	Total Common Stock (cost $309,040,069)	374,874,142

Shares or Principal Amount	Short-Term Investments (2.2%)[b]
	Thrivent Cash Management Trust
8,415,523	0.050%	8,415,523

	Total Short-Term Investments (at amortized cost)	8,415,523

	Total Investments (cost $317,455,592) 99.4%	$383,289,665

	Other Assets and Liabilities, Net 0.6%	2,167,465

	Total Net Assets 100.0%	$385,457,130

a	Non-income producing security.
b	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$68,087,897
Gross unrealized depreciation	(2,736,488)

Net unrealized appreciation (depreciation)	$65,351,409

Cost for federal income tax purposes	$317,938,256

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Mid Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Mid Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	43,319,473	43,319,473	—	—
Consumer Staples	16,696,147	16,696,147	—	—
Energy	30,104,605	30,104,605	—	—
Financials	105,730,434	105,730,434	—	—
Health Care	30,514,000	30,514,000	—	—
Industrials	50,731,080	50,731,080	—	—
Information Technology	50,381,938	50,381,938	—	—
Materials	22,015,486	22,015,486	—	—
Utilities	25,380,979	25,380,979	—	—
Short-Term Investments	8,415,523	8,415,523	—	—

Total	$383,289,665	$383,289,665	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Mid Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Short Term Investment	$3,138,588	$50,507,736	$45,230,801	8,415,523	$8,415,523	$1,388
Total Value and Income Earned	3,138,588				8,415,523	1,388

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (92.1%)	Value
Consumer Discretionary (7.2%)
169,250	Cheesecake Factory, Inc.	$7,856,585
222,200	DISH Network Corporation[a]	14,460,776
7,650	Michael Kors Holdings, Ltd.[a]	678,173
151,400	Omnicom Group, Inc.	10,782,708
124,700	Scripps Networks Interactive, Inc.	10,118,158
261,050	Toll Brothers, Inc.[a]	9,632,745

	Total	53,529,145

Consumer Staples (3.8%)
74,850	Green Mountain Coffee Roasters, Inc.	9,327,059
99,800	Ingredion, Inc.	7,488,992
345,900	WhiteWave Foods Company[a]	11,196,783

	Total	28,012,834

Energy (6.2%)
39,100	Atwood Oceanics, Inc.[a]	2,051,968
41,829	Cabot Oil & Gas Corporation	1,428,042
26,350	Cameron International Corporation[a]	1,784,158
18,950	Cimarex Energy Company	2,718,567
14,800	Concho Resources, Inc.[a]	2,138,600
109,850	Denbury Resources, Inc.	2,027,831
14,300	Energen Corporation	1,270,984
26,150	Ensco plc	1,453,155
15,870	EQT Corporation	1,696,503
15,750	Gulfport Energy Corporation[a]	989,100
26,950	Helmerich & Payne, Inc.[b]	3,129,164
42,850	HollyFrontier Corporation	1,872,117
23,150	National Oilwell Varco, Inc.	1,906,402
44,250	Noble Corporation	1,485,030
30,000	Noble Energy, Inc.	2,323,800
27,250	Oasis Petroleum, Inc.[a]	1,523,003
28,500	Oceaneering International, Inc.	2,226,705
25,450	Oil States International, Inc.[a]	1,631,091
9,300	Pioneer Natural Resources Company	2,137,233
19,400	Range Resources Corporation	1,686,830
41,300	Rowan Companies plc	1,318,709
22,350	SM Energy Company	1,879,635
95,600	Superior Energy Services, Inc.	3,454,984
25,550	Whiting Petroleum Corporation[a]	2,050,387

	Total	46,183,998

Financials (20.6%)
109,050	Camden Property Trust	7,758,908
88,450	Digital Realty Trust, Inc.	5,158,404
286,350	Duke Realty Corporation	5,200,116
207,800	First Republic Bank	11,426,922
194,921	Gaming and Leisure Properties, Inc.	6,621,466
221,520	HCC Insurance Holdings, Inc.	10,841,189
494,798	Host Hotels & Resorts, Inc.	10,890,504
1,451,700	Huntington Bancshares, Inc.	13,849,218
651,100	KeyCorp	9,330,263
246,574	Lazard, Ltd.	12,713,355
80,800	M&T Bank Corporation[b]	10,023,240
33,300	Macerich Company	2,222,775
327,200	NASDAQ OMX Group, Inc.	12,636,464
179,183	Northern Trust Corporation	11,505,340
116,250	Piedmont Office Realty Trust, Inc.	2,201,775
116,950	Protective Life Corporation	8,108,144
417,772	Zions Bancorporation	12,311,741

	Total	152,799,824

Health Care (12.7%)
211,950	Acorda Therapeutics, Inc.[a]	7,144,835
678,700	Allscripts Healthcare Solutions, Inc.[a]	10,893,135
73,732	C.R. Bard, Inc.	10,544,413
108,000	Centene Corporation[a]	8,165,880
488,750	Hologic, Inc.[a]	12,389,812
143,750	Illumina, Inc.[a,b]	25,665,125
115,250	Universal Health Services, Inc.	11,036,340
78,600	Waters Corporation[a]	8,208,984

	Total	94,048,524

Industrials (16.0%)
427,344	ADT Corporation[b]	14,931,399
261,443	CSX Corporation	8,055,059
145,750	Flowserve Corporation	10,836,512
83,950	Huntington Ingalls Industries, Inc.	7,940,831
363,916	Manitowoc Company, Inc.	11,958,280
91,308	Manpower, Inc.	7,747,484
324,734	Oshkosh Corporation	18,032,479
95,832	Parker Hannifin Corporation	12,048,957
665,100	Southwest Airlines Company	17,864,586
81,250	WABCO Holdings, Inc.[a]	8,679,125

	Total	118,094,712

Information Technology (19.4%)
97,150	Alliance Data Systems Corporation[a]	27,323,438
834,533	Applied Materials, Inc.	18,818,719
152,004	eBay, Inc.[a]	7,609,320
378,532	Juniper Networks, Inc.[a]	9,289,175
183,600	NetApp, Inc.	6,705,072
1,027,616	NVIDIA Corporation	19,052,001
197,800	Red Hat, Inc.[a]	10,932,406
253,700	SunPower Corporation[a,b]	10,396,626
218,950	Teradata Corporation[a]	8,801,790
506,572	Teradyne, Inc.[b]	9,928,811
215,300	Ubiquiti Networks, Inc.[a,b]	9,729,407
51,450	Workday, Inc.[a]	4,623,297

	Total	143,210,062

Materials (3.7%)
258,750	Owens-Illinois, Inc.[a]	8,963,100
146,912	Silgan Holdings, Inc.	7,466,068
598,450	Steel Dynamics, Inc.	10,742,177

	Total	27,171,345

Utilities (2.5%)
300,000	CMS Energy Corporation	9,345,000
232,400	Public Service Enterprise Group, Inc.	9,479,596

	Total	18,824,596

	Total Common Stock (cost $467,609,334)	681,875,040

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (6.9%)	Value
51,144,300	Thrivent Cash Management Trust	$51,144,300

	Total Collateral Held for Securities Loaned (cost $51,144,300)	51,144,300

Shares or Principal Amount	Short-Term Investments (7.4%)[c]
54,447,473	Thrivent Cash Management Trust	54,447,473
	0.050%

	Total Short-Term Investments (at amortized cost)	54,447,473

	Total Investments (cost $573,201,107) 106.4%	$787,466,813

	Other Assets and Liabilities, Net (6.4%)	(47,340,574)

	Total Net Assets 100.0%	$740,126,239

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$217,379,771
Gross unrealized depreciation	(3,800,226)

Net unrealized appreciation (depreciation)	$213,579,545

Cost for federal income tax purposes	$573,887,268

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Mid Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	53,529,145	53,529,145	—	—
Consumer Staples	28,012,834	28,012,834	—	—
Energy	46,183,998	46,183,998	—	—
Financials	152,799,824	152,799,824	—	—
Health Care	94,048,524	94,048,524	—	—
Industrials	118,094,712	118,094,712	—	—
Information Technology	143,210,062	143,210,062	—	—
Materials	27,171,345	27,171,345	—	—
Utilities	18,824,596	18,824,596	—	—
Collateral Held for Securities Loaned	51,144,300	51,144,300	—	—
Short-Term Investments	54,447,473	54,447,473	—	—

Total	$787,466,813	$787,466,813	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$37,473,212	$246,521,312	$232,850,224	51,144,300	$51,144,300	$88,129
Cash Management Trust-Short Term Investment	26,698,226	56,964,453	29,215,206	54,447,473	54,447,473	9,618
Total Value and Income Earned	64,171,438				105,591,773	97,747

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.7%)	Value
Consumer Discretionary (12.0%)
5,600	Aaron’s, Inc.	$199,584
5,650	Abercrombie & Fitch Company[a]	244,362
5,650	Advance Auto Parts, Inc.	762,298
4,600	AMC Networks, Inc.[b]	282,854
13,280	American Eagle Outfitters, Inc.	149,002
3,600	ANN, Inc.[b]	148,104
7,700	Apollo Group, Inc.[b]	240,625
10,000	Ascena Retail Group, Inc.[b]	171,000
3,050	Bally Technologies, Inc.[b]	200,446
4,250	Big Lots, Inc.[b]	194,225
5,055	Brinker International, Inc.	245,926
7,150	Brunswick Corporation	301,229
3,600	Cabela’s, Inc.[b]	224,640
4,200	Carter’s, Inc.	289,506
3,600	Cheesecake Factory, Inc.	167,112
11,850	Chico’s FAS, Inc.	200,976
8,050	Cinemark Holdings, Inc.	284,648
5,850	CST Brands, Inc.	201,825
2,700	Deckers Outdoor Corporation[b]	233,091
4,450	DeVry Education Group, Inc.	188,413
7,700	Dick’s Sporting Goods, Inc.	358,512
4,300	Domino’s Pizza, Inc.	314,287
5,600	DreamWorks Animation SKG, Inc.[b]	130,256
11,300	Foot Locker, Inc.	573,136
11,320	Gentex Corporation	329,299
4,550	Guess ?, Inc.	122,850
7,700	Hanesbrands, Inc.	757,988
2,600	HSN, Inc.	154,024
19,150	International Game Technology	304,676
2,170	International Speedway Corporation	72,218
23,600	J.C. Penney Company, Inc.[a,b]	213,580
9,300	Jarden Corporation[b]	551,955
3,600	John Wiley and Sons, Inc.	218,124
9,800	Kate Spade & Company[b]	373,772
7,000	KB Home[a]	130,760
5,050	Lamar Advertising Company	267,650
2,950	Life Time Fitness, Inc.[a,b]	143,783
11,050	Live Nation Entertainment, Inc.[b]	272,825
23,450	LKQ Corporation[b]	625,881
3,000	M.D.C. Holdings, Inc.	90,870
2,900	Meredith Corporation	140,244
3,450	Murphy USA, Inc.[b]	168,671
9,850	New York Times Company	149,818
300	NVR, Inc.[b]	345,180
37,750	Office Depot, Inc.[b]	214,797
2,050	Panera Bread Company[b]	307,152
5,100	Polaris Industries, Inc.[a]	664,224
4,100	Rent-A-Center, Inc.	117,588
16,600	Service Corporation International	343,952
6,200	Signet Jewelers, Ltd.	685,658
5,320	Sotheby’s Holdings, Inc.	223,387
4,700	Tempur-Pedic International, Inc.[b]	280,590
3,450	Thor Industries, Inc.	196,201
8,700	Time, Inc.[b]	210,714
12,350	Toll Brothers, Inc.[b]	455,715
3,900	Tupperware Brands Corporation	326,430
20,414	Wendy’s Company	174,131
6,780	Williams-Sonoma, Inc.	486,668

	Total	16,427,432

Consumer Staples (3.2%)
10,570	Church & Dwight Company, Inc.	739,372
7,200	Dean Foods Company	126,648
4,800	Energizer Holdings, Inc.	585,744
13,575	Flowers Foods, Inc.	286,161
3,900	Hain Celestial Group, Inc.[b]	346,086
9,500	Hillshire Brands Company	591,850
5,800	Ingredion, Inc.	435,232
1,540	Lancaster Colony Corporation	146,546
3,400	Post Holdings, Inc.[b]	173,094
15,450	SUPERVALU, Inc.[a,b]	126,999
1,603	Tootsie Roll Industries, Inc.[a]	47,192
3,800	United Natural Foods, Inc.[b]	247,380
1,840	Universal Corporation[a]	101,844
13,600	WhiteWave Foods Company[b]	440,232

	Total	4,394,380

Energy (4.8%)
4,500	Atwood Oceanics, Inc.[b]	236,160
3,800	Bill Barrett Corporation[b]	101,764
1,500	CARBO Ceramics, Inc.[a]	231,180
5,900	Dresser-Rand Group, Inc.[b]	376,007
3,100	Dril-Quip, Inc.[b]	338,644
5,600	Energen Corporation	497,728
6,550	Gulfport Energy Corporation[b]	411,340
7,600	Helix Energy Solutions Group, Inc.[b]	199,956
15,390	HollyFrontier Corporation	672,389
8,350	Oceaneering International, Inc.	652,385
4,150	Oil States International, Inc.[b]	265,974
11,200	Patterson-UTI Energy, Inc.	391,328
4,700	Rosetta Resources, Inc.[b]	257,795
5,200	SM Energy Company	437,320
12,100	Superior Energy Services, Inc.	437,294
3,850	Tidewater, Inc.	216,177
3,400	Unit Corporation[b]	234,022
5,600	World Fuel Services Corporation	275,688
15,650	WPX Energy, Inc.[b]	374,192

	Total	6,607,343

Financials (20.2%)
3,360	Alexander & Baldwin, Inc.	139,272
5,500	Alexandria Real Estate Equities, Inc.	427,020
1,300	Alleghany Corporation[b]	569,556
8,100	American Campus Communities, Inc.	309,744
5,535	American Financial Group, Inc.	329,665
12,200	Arthur J. Gallagher & Company	568,520
5,050	Aspen Insurance Holdings, Ltd.	229,371
12,443	Associated Banc-Corp	224,969
6,570	Astoria Financial Corporation	88,366
6,550	BancorpSouth, Inc.	160,934
3,450	Bank of Hawaii Corporation	202,480
14,900	BioMed Realty Trust, Inc.	325,267
9,200	Brown & Brown, Inc.	282,532
6,600	Camden Property Trust	469,590
5,700	Cathay General Bancorp	145,692
6,700	CBOE Holdings, Inc.	329,707
3,720	City National Corporation	281,827
6,283	Commerce Bancshares, Inc.	292,160
6,800	Corporate Office Properties Trust	189,108
8,970	Corrections Corporation of America REIT	294,665
4,100	Cullen/Frost Bankers, Inc.[a]	325,622

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.7%)	Value
Financials (20.2%) - continued
25,450	Duke Realty Corporation	$462,172
11,150	East West Bancorp, Inc.	390,138
9,400	Eaton Vance Corporation	355,226
4,900	Equity One, Inc.	115,591
3,610	Everest Re Group, Ltd.	579,369
8,500	Extra Space Storage, Inc.	452,625
5,200	Federal Realty Investment Trust	628,784
7,300	Federated Investors, Inc.[a]	225,716
8,300	First American Financial Corporation	230,657
18,400	First Horizon National Corporation	218,224
27,550	First Niagara Financial Group, Inc.	240,787
12,848	FirstMerit Corporation	253,748
14,750	Fulton Financial Corporation	182,753
6,400	Hancock Holding Company	226,048
3,370	Hanover Insurance Group, Inc.	212,815
7,750	HCC Insurance Holdings, Inc.	379,285
6,950	Highwoods Properties, Inc.	291,552
4,400	Home Properties, Inc.	281,424
11,550	Hospitality Properties Trust	351,120
4,400	International Bancshares Corporation	118,800
11,650	Janus Capital Group, Inc.	145,392
3,450	Jones Lang LaSalle, Inc.	436,045
3,950	Kemper Corporation	145,597
6,350	Kilroy Realty Corporation	395,478
8,250	LaSalle Hotel Properties	291,142
11,400	Liberty Property Trust	432,402
6,850	Mack-Cali Realty Corporation	147,138
2,800	Mercury General Corporation	131,712
5,800	Mid-America Apartment Communities, Inc.	423,690
9,050	MSCI, Inc.[b]	414,943
9,500	National Retail Properties, Inc.	353,305
34,411	New York Community Bancorp, Inc.[a]	549,888
18,750	Old Republic International Corporation	310,125
9,700	Omega Healthcare Investors, Inc.	357,542
7,450	PacWest Bancorp	321,617
3,107	Potlatch Corporation	128,630
4,250	Primerica, Inc.	203,363
4,700	Prosperity Bancshares, Inc.	294,220
6,120	Protective Life Corporation	424,300
9,675	Raymond James Financial, Inc.	490,813
9,762	Rayonier, Inc. REIT	347,039
17,250	Realty Income Corporation	766,245
7,150	Regency Centers Corporation	398,112
5,400	Reinsurance Group of America, Inc.	426,060
3,200	RenaissanceRe Holdings, Ltd.	342,400
11,040	SEI Investments Company	361,781
15,700	Senior Housing Property Trust	381,353
3,850	Signature Bank[b]	485,793
7,400	SL Green Realty Corporation	809,634
32,800	SLM Corporation	272,568
3,400	StanCorp Financial Group, Inc.	217,600
3,830	SVB Financial Group[b]	446,655
10,750	Synovus Financial Corporation	262,085
4,900	Taubman Centers, Inc.	371,469
12,920	TCF Financial Corporation	211,500
5,200	Trustmark Corporation	128,388
19,453	UDR, Inc.	556,939
13,300	Umpqua Holdings Corporation	238,336
15,534	Valley National Bancorp[a]	153,942
8,075	W.R. Berkley Corporation	373,953
6,590	Waddell & Reed Financial, Inc.	412,468
7,877	Washington Federal, Inc.	176,681
11,950	Washington Prime Group, Inc.[b]	223,943
6,980	Webster Financial Corporation	220,149
8,700	Weingarten Realty Investors	285,708
2,070	Westamerica Bancorporation	108,220

	Total	27,759,264

Health Care (8.8%)
5,600	Align Technology, Inc.[b]	313,824
12,450	Allscripts Healthcare Solutions, Inc.[b]	199,823
1,550	Bio-Rad Laboratories, Inc.[b]	185,551
3,700	Charles River Laboratories International, Inc.[b]	198,024
8,866	Community Health Systems, Inc.[b]	402,250
3,750	Cooper Companies, Inc.	508,237
4,460	Covance, Inc.[b]	381,687
5,750	Cubist Pharmaceuticals, Inc.[b]	401,465
10,850	Endo International plc[b]	759,717
6,230	Health Net, Inc.[b]	258,794
6,600	Henry Schein, Inc.[b]	783,222
4,450	Hill-Rom Holdings, Inc.	184,719
6,850	HMS Holdings Corporation[b]	139,809
21,450	Hologic, Inc.[b]	543,757
4,000	IDEXX Laboratories, Inc.[b]	534,280
3,450	LifePoint Hospitals, Inc.[b]	214,245
4,500	Mallinckrodt, LLC[b]	360,090
7,750	Mednax, Inc.[b]	450,662
2,300	Mettler-Toledo International, Inc.[b]	582,314
7,720	Omnicare, Inc.	513,920
4,900	Owens & Minor, Inc.	166,502
10,800	ResMed, Inc.[a]	546,804
4,950	Salix Pharmaceuticals, Ltd.[b]	610,583
4,300	Sirona Dental Systems, Inc.[b]	354,578
4,600	STERIS Corporation	246,008
2,600	Techne Corporation	240,682
3,190	Teleflex, Inc.	336,864
4,400	Thoratec Corporation[b]	153,384
3,450	United Therapeutics Corporation[b]	305,291
6,950	Universal Health Services, Inc.	665,532
6,850	VCA Antech, Inc.[b]	240,367
3,400	Wellcare Health Plans, Inc.[b]	253,844

	Total	12,036,829

Industrials (15.7%)
5,900	A.O. Smith Corporation	292,522
3,350	Acuity Brands, Inc.	463,137
7,650	Aecom Technology Corporation[b]	246,330
6,730	AGCO Corporation	378,361
5,330	Alaska Air Group, Inc.	506,616
2,500	Alliant Techsystems, Inc.	334,800
7,700	B/E Aerospace, Inc.[b]	712,173
4,940	Carlisle Companies, Inc.	427,903
8,350	Civeo Corporation[b]	209,001
3,900	CLARCOR, Inc.	241,215
4,300	Clean Harbors, Inc.[a,b]	276,275
4,380	Con-way, Inc.	220,796
8,700	Copart, Inc.[b]	312,852
2,600	Corporate Executive Board Company	177,372

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.7%)	Value
Industrials (15.7%) - continued
3,800	Crane Company	$282,568
3,900	Deluxe Corporation	228,462
10,250	Donaldson Company, Inc.	433,780
2,450	Esterline Technologies Corporation[b]	282,044
14,700	Exelis, Inc.	249,606
12,850	Fortune Brands Home and Security, Inc.	513,101
3,100	FTI Consulting, Inc.[b]	117,242
3,520	GATX Corporation	235,629
3,950	Genesee & Wyoming, Inc.[b]	414,750
4,750	Graco, Inc.	370,880
2,810	Granite Construction, Inc.	101,104
6,200	Harsco Corporation	165,106
4,590	Herman Miller, Inc.	138,802
3,480	HNI Corporation	136,103
4,180	Hubbell, Inc.	514,767
3,801	Huntington Ingalls Industries, Inc.	359,537
6,250	IDEX Corporation	504,625
7,100	ITT Corporation	341,510
7,090	JB Hunt Transport Services, Inc.	523,100
17,775	JetBlue Airways Corporation[a,b]	192,859
11,450	KBR, Inc.	273,083
6,090	Kennametal, Inc.	281,845
4,400	Kirby Corporation[b]	515,416
3,500	Landstar System, Inc.	224,000
3,500	Lennox International, Inc.	313,495
6,250	Lincoln Electric Holdings, Inc.	436,750
6,170	Manpower, Inc.	523,524
2,450	Mine Safety Appliances Company	140,826
3,700	MSC Industrial Direct Company, Inc.	353,868
4,680	Nordson Corporation	375,289
8,300	NOW, Inc.[b]	300,543
5,400	Old Dominion Freight Line, Inc.[b]	343,872
6,550	Oshkosh Corporation	363,721
15,500	R.R. Donnelley & Sons Company	262,880
3,500	Regal-Beloit Corporation	274,960
4,972	Rollins, Inc.	149,160
3,410	SPX Corporation	368,996
8,550	Terex Corporation	351,405
6,000	Timken Company	407,040
5,000	Towers Watson & Company	521,150
11,990	Trinity Industries, Inc.[a]	524,203
4,050	Triumph Group, Inc.	282,771
7,498	United Rentals, Inc.[b]	785,266
5,350	URS Corporation	245,297
2,100	Valmont Industries, Inc.[a]	319,095
7,450	Wabtec Corporation	615,295
9,600	Waste Connections, Inc.	466,080
2,100	Watsco, Inc.	215,796
3,550	Werner Enterprises, Inc.	94,110
4,600	Woodward, Inc.	230,828

	Total	21,465,492

Information Technology (15.1%)
7,750	3D Systems Corporation[a,b]	463,450
2,970	ACI Worldwide, Inc.[b]	165,815
5,990	Acxiom Corporation[b]	129,923
4,430	ADTRAN, Inc.	99,941
51,750	Advanced Micro Devices, Inc.[a,b]	216,832
3,150	Advent Software, Inc.	102,596
7,200	ANSYS, Inc.[b]	545,904
6,200	AOL, Inc.[b]	246,698
9,150	Arris Group, Inc.[b]	297,649
7,770	Arrow Electronics, Inc.[b]	469,386
32,970	Atmel Corporation[b]	308,929
10,720	Avnet, Inc.	475,003
3,250	Belden, Inc.	254,020
9,350	Broadridge Financial Solutions, Inc.	389,334
22,330	Cadence Design Systems, Inc.[b]	390,552
8,250	Ciena Corporation[b]	178,695
3,450	CommVault Systems, Inc.[b]	169,637
17,050	Compuware Corporation	170,329
3,700	Concur Technologies, Inc.[a,b]	345,358
7,850	Convergys Corporation	168,304
4,900	Conversant, Inc.[a,b]	124,460
7,150	CoreLogic, Inc.[b]	217,074
9,500	Cree, Inc.[a,b]	474,525
11,200	Cypress Semiconductor Corporation	122,192
4,980	Diebold, Inc.[a]	200,047
2,710	DST Systems, Inc.	249,781
3,850	Equinix, Inc.[b]	808,847
3,100	FactSet Research Systems, Inc.	372,868
2,700	Fair Isaac Corporation	172,152
9,750	Fairchild Semiconductor International, Inc.[b]	152,100
3,250	FEI Company	294,873
10,650	Fortinet, Inc.[b]	267,635
7,050	Gartner, Inc.[b]	497,166
5,600	Global Payments, Inc.	407,960
8,500	Informatica Corporation[b]	303,025
12,000	Ingram Micro, Inc.[b]	350,520
10,600	Integrated Device Technology, Inc.[b]	163,876
3,150	InterDigital, Inc.	150,570
5,550	International Rectifier Corporation[b]	154,845
10,000	Intersil Corporation	149,500
3,050	Itron, Inc.[b]	123,677
6,560	Jack Henry & Associates, Inc.	389,861
18,400	JDS Uniphase Corporation[b]	229,448
6,600	Knowles Corporation[b]	202,884
4,975	Leidos Holdings, Inc.	190,741
4,800	Lexmark International, Inc.	231,168
7,520	Mentor Graphics Corporation	162,206
5,650	MICROS Systems, Inc.[b]	383,635
7,612	National Instruments Corporation	246,553
13,000	NCR Corporation[b]	456,170
4,700	NeuStar, Inc.[a,b]	122,294
3,340	Plantronics, Inc.	160,487
10,690	Polycom, Inc.[b]	133,946
9,200	PTC, Inc.[b]	356,960
9,000	Rackspace Hosting, Inc.[b]	302,940
22,090	RF Micro Devices, Inc.[b]	211,843
12,400	Riverbed Technology, Inc.[b]	255,812
7,490	Rovi Corporation[b]	179,460
3,214	Science Applications International Corporation	141,930
5,290	Semtech Corporation[b]	138,333
3,100	Silicon Laboratories, Inc.[b]	152,675
14,750	Skyworks Solutions, Inc.	692,660
5,100	Solarwinds, Inc.[b]	197,166
5,300	Solera Holdings, Inc.	355,895
19,250	SunEdison, Inc.[b]	435,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (91.7%)	Value

Information Technology (15.1%) - continued
11,980	Synopsys, Inc.[b]	$465,064
2,930	Tech Data Corporation[b]	183,184
15,050	Teradyne, Inc.[a]	294,980
11,900	TIBCO Software, Inc.[b]	240,023
20,250	Trimble Navigation, Ltd.[b]	748,237
8,600	VeriFone Systems, Inc.[b]	316,050
10,470	Vishay Intertechnology, Inc.	162,180
3,000	WEX, Inc.[b]	314,910
3,900	Zebra Technologies Corporation[b]	321,048

	Total	20,721,841

Materials (7.0%)
6,170	Albemarle Corporation	441,155
5,100	AptarGroup, Inc.	341,751
5,600	Ashland, Inc.	608,944
4,640	Cabot Corporation	269,074
4,100	Carpenter Technology Corporation	259,325
11,600	Cliffs Natural Resources, Inc.[a]	174,580
9,100	Commercial Metals Company	157,521
2,600	Compass Minerals International, Inc.	248,924
2,760	Cytec Industries, Inc.	290,959
5,050	Domtar Corporation	216,393
3,850	Eagle Materials, Inc.	362,978
2,400	Greif, Inc.	130,944
10,900	Louisiana-Pacific Corporation[b]	163,718
3,570	Martin Marietta Materials, Inc.[a]	471,418
2,660	Minerals Technologies, Inc.	174,443
900	NewMarket Corporation[a]	352,899
6,150	Olin Corporation	165,558
7,650	Packaging Corporation of America	546,898
7,300	PolyOne Corporation	307,622
3,253	Rayonier Advanced Materials, Inc.[b]	126,054
6,000	Reliance Steel & Aluminum Company	442,260
5,600	Rock-Tenn Company	591,304
5,000	Royal Gold, Inc.	380,600
10,350	RPM International, Inc.	477,963
3,400	Scotts Miracle-Gro Company	193,324
3,880	Sensient Technologies Corporation	216,194
3,400	Silgan Holdings, Inc.	172,788
7,880	Sonoco Products Company	346,168
17,350	Steel Dynamics, Inc.	311,432
6,010	Valspar Corporation	457,902
4,050	Worthington Industries, Inc.	174,312

	Total	9,575,405

Telecommunications Services (0.5%)
7,645	Telephone & Data Systems, Inc.	199,611
10,700	TW Telecom, Inc.[b]	431,317

	Total	630,928

Utilities (4.4%)
8,600	Alliant Energy Corporation	523,396
13,682	Aqua America, Inc.	358,742
7,750	Atmos Energy Corporation	413,850
3,450	Black Hills Corporation	211,796
4,700	Cleco Corporation	277,065
11,863	Great Plains Energy, Inc.	318,759
7,830	Hawaiian Electric Industries, Inc.[a]	198,256
3,880	IDACORP, Inc.	224,380
14,775	MDU Resources Group, Inc.	518,602
6,500	National Fuel Gas Company	508,950
15,380	OGE Energy Corporation	601,050
4,000	ONE Gas, Inc.	151,000
6,175	PNM Resources, Inc.	181,113
13,550	Questar Corporation	336,040
8,900	UGI Corporation	449,450
6,390	Vectren Corporation	271,575
9,970	Westar Energy, Inc.	380,754
4,010	WGL Holdings, Inc.	172,831

	Total	6,097,609

	Total Common Stock (cost $80,355,407)	125,716,523

	Collateral Held for Securities Loaned (5.6%)
7,711,914	Thrivent Cash Management Trust	7,711,914

	Total Collateral Held for Securities Loaned (cost $7,711,914)	7,711,914

Shares or Principal Amount	Short-Term Investments (7.3%)[c]
	Federal Home Loan Bank Discount Notes
100,000	0.095%, 07/09/2014[d]	99,998
300,000	0.050%, 07/30/2014[d]	299,988
100,000	0.090%, 08/01/2014[d]	99,992
	Federal Home Loan Mortgage Corporation Discount Notes
100,000	0.100%, 07/08/2014[d]	99,998
	Thrivent Cash Management Trust
9,389,017	0.050%	9,389,017

	Total Short-Term Investments (at amortized cost)	9,988,993

	Total Investments (cost $98,056,314) 104.6%	$143,417,430

	Other Assets and Liabilities, Net (4.6%)	(6,321,153)

	Total Net Assets 100.0%	$137,096,277

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2014, $599,976 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$45,655,310
Gross unrealized depreciation	(1,901,950)

Net unrealized appreciation (depreciation)	$43,753,360

Cost for federal income tax purposes	$99,664,070

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Mid Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	16,427,432	16,427,432	—	—
Consumer Staples	4,394,380	4,394,380	—	—
Energy	6,607,343	6,607,343	—	—
Financials	27,759,264	27,759,264	—	—
Health Care	12,036,829	12,036,829	—	—
Industrials	21,465,492	21,465,492	—	—
Information Technology	20,721,841	20,721,841	—	—
Materials	9,575,405	9,575,405	—	—
Telecommunications Services	630,928	630,928	—	—
Utilities	6,097,609	6,097,609	—	—
Collateral Held for Securities Loaned	7,711,914	7,711,914	—	—
Short-Term Investments	9,988,993	9,389,017	599,976	—

Total	$143,417,430	$142,817,454	$599,976	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	204,379	204,379	—	—

Total Asset Derivatives	$204,379	$204,379	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 400 Index Mini-Futures	70	September 2014	$9,800,721	$10,005,100	$204,379
Total Futures Contracts					$204,379

The accompanying Notes to Financial Statements are an integral part of this schedule.

Mid Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$204,379
Total Equity Contracts		204,379

Total Asset Derivatives		$204,379

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	499,838
Total Equity Contracts		499,838

Total		$499,838

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Mid Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	54,981
Total Equity Contracts		54,981

Total		$54,981

The following table presents Mid Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$7,468,372	5.8%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$8,155,102	$15,848,139	$16,291,327	7,711,914	$7,711,914	$29,746
Cash Management Trust-Short Term Investment	4,174,053	9,551,290	4,336,326	9,389,017	9,389,017	1,728
Total Value and Income Earned	12,329,155				17,100,931	31,474

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Australia (3.5%)
82,016	Abacus Property Group	$193,347
189,785	Adelaide Brighton, Ltd.	617,999
158,701	Amcom Telecommunications, Ltd.	296,034
1,828,902	Arrium, Ltd.	1,375,745
453,857	Australand Holdings, Ltd.	1,899,664
333,707	AWE, Ltd.[a]	566,292
138,501	BC Iron, Ltd.	419,257
2,252,068	Beach Energy, Ltd.	3,565,696
253,462	BHP Billiton, Ltd.	8,644,250
19,500	BT Investment Management, Ltd.	118,597
19,730	Cabcharge Australia, Ltd.	75,055
220,750	Challenger Diversified Property Group[b]	570,349
312,067	Challenger, Ltd.	2,189,050
116,932	Charter Hall Group	469,959
538,899	CSR, Ltd.	1,774,006
79,357	David Jones, Ltd.	294,869
288,745	Drillsearch Energy, Ltd.[a]	397,422
399,439	DuluxGroup, Ltd.	2,133,660
830,957	Envestra, Ltd.	1,064,551
77,631	Flight Centre Travel Group, Ltd.[c]	3,253,045
363,903	G8 Education, Ltd.	1,578,310
10,085	Greencross, Ltd.	87,891
10,034	GUD Holdings, Ltd.	58,856
72,654	Hills, Ltd.	119,032
201,907	iiNet, Ltd.	1,391,787
860,050	Incitec Pivot, Ltd.	2,351,339
20,478	Independence Group NL	84,272
547,783	Investa Office Fund	1,756,845
98,642	IOOF Holdings, Ltd.	781,248
84,595	M2 Telecommunications Group, Ltd.	461,055
90,893	Macquarie Group, Ltd.	5,113,082
31,646	McMillan Shakespeare, Ltd.	273,676
1,097,425	Mount Gibson Iron, Ltd.	716,433
196,243	Navitas, Ltd.	1,319,429
346,487	Northern Star Resources, Ltd.	415,784
152,796	Orica, Ltd.	2,806,316
94,518	Ramsay Health Care, Ltd.	4,059,657
71,627	RCR Tomlinson, Ltd.	189,095
11,583	Sandfire Resources NLa	68,108
439,324	Spark Infrastructure Group	767,732
183,375	Transpacific Industries Group, Ltd.[a]	175,473
14,242	Village Roadshow, Ltd.	98,841
207,932	Woolworths, Ltd.	6,904,710

	Total	61,497,818

Austria (0.6%)
32,639	ams AG	5,417,626
31,699	CA Immobilien Anlagen AGa	601,186
12,798	CAT Oil AG	328,023
4,449	Flughafen Wien Aktiengesellschaft	414,257
9,055	Osterreichische Post AG	449,774
895	Schoeller-Bleckmann Oilfield Equipment AG	115,493
84,690	Voestalpine AGc	4,037,437

	Total	11,363,796

Belgium (0.7%)
88,461	Anheuser-Busch InBev NV	10,164,201
2,062	Befimmo SA	157,184
4,957	Compagnie Maritime Belge	130,545
859	Elia System Operator SA	43,391
7,656	Euronav SAa	93,569
23,656	Exmar NV	383,814
3,003	Gimv NV	150,294
1,693	Kinepolis Group NVa	321,538
10,669	Melexis NV	473,035

	Total	11,917,571

Bermuda (0.7%)
127,188	Archer, Ltd.[a]	227,687
91,885	Catlin Group, Ltd.	840,851
176,675	Jardine Matheson Holdings, Ltd.	10,484,801
1,904,000	Pacific Basin Shipping, Ltd.	1,183,911

	Total	12,737,250

Brazil (1.3%)
201,652	Banco Bradesco SA ADR	2,927,988
251,900	BR Properties SA	1,517,442
109,100	Companhia Paranaense de Energia	1,666,497
349,800	Embraer SA	3,182,159
193,200	Even Construtora e Incorporadora SA	572,736
37,849	Lojas Renner SA	1,213,155
47,962	Multiplan Empreendimentos Imobiliarios SA	1,120,090
52,800	Natura Cosmeticos SA	896,130
142,120	Oi SA	134,433
311,950	Petroleo Brasileiro SA ADR[c]	4,563,828
93,500	Souza Cruz SA	969,912
89,000	Ultrapar Participacoes SA ADR	2,100,400
133,490	Vale SA ADR[c]	1,766,073

	Total	22,630,843

Canada (3.5%)
170,181	Alimentation Couche-Tard, Inc.	4,661,815
73,581	Baytex Energy Corporation[c]	3,396,152
168,954	Brookfield Asset Management, Inc.	7,443,445
51,740	Canadian Imperial Bank of Commerce[c]	4,708,265
108,146	Canadian National Railway Company[c]	7,033,721
192,251	Canadian Natural Resources, Ltd.	8,833,764
15,531	Entertainment One, Ltd.[a]	82,397
61,686	Magna International, Inc.	6,640,039
168,408	Manulife Financial Corporation[c]	3,347,485
45,616	Open Text Corporation	2,188,781
65,874	Royal Bank of Canada[c]	4,709,122
68,182	Saputo, Inc.	4,084,978
65,634	Vermilion Energy, Inc[c]	4,567,100

	Total	61,697,064

Cayman Islands (0.2%)
851,600	MGM China Holdings, Ltd.	2,953,456
1,060,000	Xinyi Glass Holdings Company, Ltd.	622,227

	Total	3,575,683

Chile (0.1%)
1,520,913	Aguas Andinas SA	959,249
46,315	Banco Santander Chile SA ADR[c]	1,225,032

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Chile (0.1%) - continued
22,333	Empresa Nacional de
	Telecomunicaciones SA	$275,016

	Total	2,459,297

China (1.2%)
2,426,000	Air China, Ltd.	1,421,189
1,325,500	China Shenhua Energy Company, Ltd.[a]	3,829,084
1,402,000	CNOOC, Ltd.	2,520,328
2,772,000	Dongfeng Motor Group Company, Ltd.	4,965,025
1,757,216	FIH Mobile, Ltd.[a]	1,116,585
148,000	Haitian International Holdings, Ltd.	345,634
4,978,000	PetroChina Company, Ltd.	6,262,208

	Total	20,460,053

Colombia (0.2%)
48,903	Bancolombia SA ADR[c]	2,826,593

	Total	2,826,593

Cyprus (<0.1%)
26,404	Globaltrans Investment plc	302,326

	Total	302,326

Czech Republic (0.3%)
42,469	CEZ ASa	1,281,676
15,413	Komercni Banka AS	3,544,728

	Total	4,826,404

Denmark (1.6%)
1,818	A P Moller - Maersk AS	4,520,066
6,851	Aktieselskabet Schouw & Company	336,552
429	ALK-Abello AS	66,373
52,475	Coloplast AS	4,748,207
368,925	Danske Bank AS	10,428,961
939	DFDS AS	83,650
7,845	Jyske Bank ASa	445,657
47,093	Novo Nordisk AS	2,173,482
27,814	Pandora AS	2,134,551
14,108	Royal Unibrew ASa	2,218,423
19,466	Sydbank ASa	513,881
8,120	Zealand Pharma ASa	104,392

	Total	27,774,195

Faroe Islands (<0.1%)
32,662	Bakkafrost PF	636,138

	Total	636,138

Finland (0.3%)
9,920	Citycon OYJ	36,368
15,119	Cramo Oyj	367,434
24,071	Ramirent Oyj	269,073
38,276	Sponda Oyj	204,408
419,528	Stora Enso Oyj	4,078,705

	Total	4,955,988

France (6.4%)
9,693	ABC Arbitrage	67,558
78,570	Air France-KLM[a]	990,307
10,513	Altamir	163,388
11,793	Assystem	361,518
635,685	AXA SA	15,188,637
6,441	Boiron SA	560,137
4,123	Bourbon SA	129,708
179,998	Cap Gemini SA	12,845,340
97,881	Carrefour SA	3,609,285
6,200	Cegid Group	265,387
56,950	Christian Dior SA	11,338,666
3,201	Club Mediterranee[a]	85,515
233,242	Compagnie de Saint-Gobain[c]	13,160,035
18,985	Etablissements Maurel et Prom[a]	325,440
3,784	Euler Hermes Group	454,681
396,125	GDF Suez	10,913,862
15,521	Ipsen SA	701,634
6,269	Korian Medica SAa	239,498
29,664	Mercialys SA	691,334
11,788	Montupet SA	1,004,474
22,491	MPI	125,606
618,472	Natixis	3,969,293
17,939	Neopost SA	1,343,537
42,882	Orpea[c]	3,007,329
43,678	Plastic Omnium SA	1,370,002
35,366	Rallye SA	1,929,552
7,263	Rubis SCA	463,273
85,369	Safran SA	5,588,662
14,913	Saft Groupe SA	571,838
1,494	Societe de la Tour Eiffel	118,857
49,092	Technicolor SAa	397,288
68,958	Thales SA	4,169,505
162,675	Total SA	11,769,490
4,190	Vicat SA	365,961
77,689	Vinci SA	5,807,935

	Total	114,094,532

Germany (6.2%)
23,255	Allianz SE	3,881,582
8,738	Alstria Office REIT AGa	115,725
15,195	Aurelius AG	553,788
67,852	Balda AG	307,438
23,404	BASF SE	2,722,439
34,661	Bayer AG	4,889,740
588	Bertrandt AG	93,441
3,043	Biotest AG	394,302
92,094	Borussia Dortmund GmbH & Company KGaA	595,465
11,207	Centrotec Sustainable AG	278,727
1,713	Cewe Stiftung & Company KGaA	122,113
6,185	Comdirect Bank AG	64,111
20,525	Continental AG	4,745,602
196,794	Daimler AG	18,383,434
6,864	Deutsche Beteiligungs AG	202,923
134,000	Deutsche Boerse AG	10,389,642
24,531	Deutsche EuroShop AG	1,212,678
194,102	Deutsche Post AG	7,006,095
62,059	Deutz AG	493,732
68,880	Duerr AG	6,098,359
23,910	Freenet AG	759,316
17,267	Gerresheimer AG	1,189,726
15,335	Grammer AG	858,513
35,648	Hochtief AG	3,085,273
6,498	Homag Group AG	213,241
402,631	Infineon Technologies AG	5,026,102
24,725	Leoni AG	1,964,674
31,009	LPKF Laser & Electronics AG	639,456
687	Manz AGa	72,771

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Germany (6.2%) - continued
10,339	MorphoSys AGa	$967,257
1,643	Nemetschek AG	158,371
101,864	Nordex SEa	2,256,236
1,422	Norma Group SE	78,453
51,918	ProSiebenSat.1 Media AGc	2,310,820
19,172	QSC AG	82,343
1,713	R. Stahl AB	93,860
28,951	Rhoen-Klinikum AG	955,858
47,504	SAF-Holland SA	747,822
8,672	SAP AG ADR[c]	668,219
39,989	Siemens AG	5,279,913
14,104	Sixt SE	573,301
1,267	SMA Solar Technology AGa	47,539
23,886	Symrise AG	1,301,579
15,132	Takkt AG	277,360
388,200	ThyssenKrupp AGa	11,295,283
108,879	TUI AG	1,829,967
90,271	United Internet AG	3,965,802
12,962	Wacker Chemie AG	1,492,281
1,980	Wacker Neuson SE	46,305

	Total	110,788,977

Hong Kong (3.2%)
530,800	AIA Group, Ltd.	2,667,065
985,500	China Mobile, Ltd.	9,571,906
44,000	Chow Sang Sang Holdings International, Ltd.	110,097
115,200	Dah Sing Financial Holdings, Ltd.	609,414
141,000	Dickson Concepts, Ltd.	85,941
205,000	Emperor Entertainment Hotel, Ltd.	76,719
198,000	Emperor International Holdings, Ltd.	44,975
153,500	Esprit Holdings, Ltd.	217,837
44,000	Great Eagle Holdings, Ltd.	160,997
4,796,725	Guangzhou Automobile Group Company, Ltd.	5,558,107
365,000	Hang Lung Group, Ltd.	1,975,908
444,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	181,028
1,156,375	Hutchison Whampoa, Ltd.	15,815,237
5,472,872	New World Development Company, Ltd.	6,230,296
542,000	NewOcean Energy Holdings, Ltd.	405,451
433,000	Samson Holding, Ltd.	52,518
130,000	Shenzhou International Group Holdings, Ltd.[c]	443,505
1,044,000	Shun Tak Holdings, Ltd.[a]	529,401
144,000	Singamas Container Holdings Ltd.	29,352
1,358,500	Sinotruk Hong Kong, Ltd.	677,203
250,000	Sunlight Real Estate Investment Trust	105,513
113,000	Swire Pacific, Ltd., Class A	1,390,842
340,000	Swire Pacific, Ltd., Class B	783,667
78,700	Swire Properties, Ltd.	229,997
1,130,000	Truly International Holdings, Ltd.	688,614
572,000	United Laboratories International Holdings[a]	390,754
65,300	VTech Holdings, Ltd.	867,814
467,000	Weichai Power Company, Ltd.	1,803,616
381,000	Wharf Holdings, Ltd.	2,743,512
410,000	Wheelock and Company, Ltd.	1,711,593

	Total	56,158,879

Hungary (0.2%)
98,348	OTP Bank Nyrt	1,889,570
82,000	Richter Gedeon Nyrt	1,572,786

	Total	3,462,356

India (0.8%)
606	GlaxoSmithKline Pharmaceuticals, Ltd.	25,205
7,344	Grasim Industries, Ltd.	419,029
8,000	Grasim Industries, Ltd. GDR	457,924
35,500	Hero Motocorp, Ltd.	1,555,773
122,000	Hindustan Unilever, Ltd.	1,258,688
167,741	Housing Development Finance Corporation[a]	2,769,406
25,000	ICICI Bank, Ltd.	589,704
10,400	ICICI Bank, Ltd. ADR[a]	518,960
26,000	Infosys, Ltd.	1,402,633
16,504	Infosys, Ltd. ADR	887,420
265,115	ITC, Ltd.	1,433,251
42,501	Reliance Industries, Ltd. GDR[d]	1,427,057
20,696	Ultra Tech Cement, Ltd.	891,889
4,570	Ultra Tech Cement, Ltd. GDR	196,944

	Total	13,833,883

Indonesia (0.5%)
1,367,600	AKR Corporindo Tbk PT	499,189
1,352,600	Bank Rakyat Indonesia Persero Tbk PT	1,178,536
865,500	Indo Tambangraya Megah Tbk PT	1,971,433
3,676,000	PT Astra International Tbk PT	2,256,942
1,269,000	United Tractors Tbk PT	2,476,228

	Total	8,382,328

Ireland (0.3%)
84,522	Beazley plc	365,777
3,079	DCC plc	188,802
43,839	Grafton Group plc	434,889
276,620	Henderson Group plc	1,138,551
135,718	Smurfit Kappa Group plc	3,106,311

	Total	5,234,330

Israel (0.2%)
467,242	Israel Chemicals, Ltd.	4,003,353

	Total	4,003,353

Italy (3.6%)
1,265,523	A2A SPA	1,457,398
15,760	Acea SpA	230,908
53,587	Ascopiave SPA	146,753
456,975	Assicurazioni Generali SPA	10,007,989
40,607	ASTM SPA	642,390
71,089	Banca Generali SPA	1,954,444
26,925	Banca IFIS SPA	499,953
1,374,904	Banca Popolare di Milano SCRL[a]	1,230,909
288,673	Beni Stabili SPA	264,331
13,665	Brembo SPA	498,848
14,469	Cairo Communication SPA	124,422
82,254	Cementir Holding SpA	615,252
2,167	Cosmo Pharmaceuticals SPA	369,324
56,534	Credito Emiliano SPA	505,171
7,118	De’Longhi	153,865
863,925	Enel SPA	5,025,141
537,822	Eni SPA	14,709,259
60,733	ERG SPA	937,233

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Italy (3.6%) - continued
632,106	Hera SPA	$1,800,329
27,253	Immobiliare Grande Distribuzione SPA	48,099
8,991	Industria Macchine Automatiche SPA	424,817
5,308,025	Intesa Sanpaolo SPA	16,377,004
488,969	IREN SpA	754,531
2,856	Italmobiliare SPA	77,718
96,172	Maire Tecnimont SPA[a]	305,886
288,896	Recordati SPA	4,855,129
2,455	Reply SPA	189,076
10,717	Societa Cattolica di Assicurazioni SCRL	239,216
25,844	Sogefi SPA[a]	140,403

	Total	64,585,798

Japan (13.4%)
71,000	77 Bank, Ltd.	374,515
5,100	Ai Holdings Corporation	92,765
6,500	Aisan Industry Company, Ltd.	57,912
57,100	Alpine Electronics, Inc.	805,288
2,800	Ariake Japan Company, Ltd.	73,694
109,400	Asahi Group Holdings, Ltd.	3,435,479
56,000	Ashikaga Holdings Company, Ltd.	239,234
100,538	Avex Group Holdings, Inc.	1,771,449
183,100	Bridgestone Corporation[c]	6,412,796
3,200	C.Uyemura & Company, Ltd.	162,993
96,000	Calsonic Kansei Corporation	640,623
31,500	Capcom Company, Ltd.	534,088
15,200	Chiyoda Integre Company, Ltd.	233,138
13,000	Chugoku Marine Paints, Ltd.	93,923
59,100	CKD Corporation	569,958
19,800	Coca-Cola West Company, Ltd.	341,447
19,700	COMSYS Holdings Corporation	366,276
8,100	Daifuku Company, Ltd.	113,604
57,000	Daihen Corporation	266,406
23,689	Daiichikosho Company, Ltd.	680,393
195,000	Dainippon Screen Manufacturing Company, Ltd.	912,350
9,000	Daiwa Industries, Ltd.	62,007
133	Daiwa Office Investment Corporation	633,158
1,052,151	Daiwa Securities Group, Inc.	9,116,128
23,100	Doutor Nichires Holdings Company, Ltd.	409,286
29,800	Eagle Industry Company, Ltd.	533,339
62,700	EDION Corporation	435,263
16,138	EIZO Corporation	428,887
4,900	Eneres Company, Ltd.[a]	81,906
16,253	EN-Japan, Inc.	346,990
8,300	Exedy Corporation	247,035
3,200	F.C.C. Company, Ltd.	59,426
38,575	Fancl Corporation	463,709
36,700	Foster Electric Company, Ltd.	502,127
202,800	Fuji Heavy Industries, Ltd.	5,623,393
61,949	Fuji Machine Manufacturing Company, Ltd.	541,364
78,800	Fuji Oil Company, Ltd.	1,125,336
11,400	Fuji Soft, Inc.	253,499
114,039	Fujitsu General, Ltd.	1,257,948
10,900	Funai Electric Company, Ltd.	109,949
1,300	Fuyo General Lease Company, Ltd.	57,445
254	Global One Real Estate Investment Corporation	748,544
25,400	G-Tekt Corporation	332,513
16,900	Gulliver International Company, Ltd.	137,837
21,000	Gunze, Ltd.	60,332
25,000	H2O Retailing Corporation	193,824
129	Hankyu REIT, Inc.	705,712
67,000	Hitachi Capital Corporation	1,877,002
38,000	Hitachi Kokusai Electric, Inc.	526,541
55,000	Hitachi Transport System, Ltd.	858,138
541,000	Hitachi, Ltd.	3,965,025
9,000	Hokkoku Bank, Ltd.	30,929
8,200	Horiba, Ltd.	294,287
11,500	House Foods Group, Inc.	215,523
3,200	IBJ Leasing Company, Ltd.	84,388
245	Ichigo Real Estate Investment Corporation	163,499
6,700	Ikyu Corporation	92,396
4,200	Inabata & Company, Ltd.	39,480
19	Industrial & Infrastructure Fund Investment Corporation	170,137
3,600	Iriso Electronics Company, Ltd.	211,100
67,900	IT Holdings Corporation	1,167,054
3,000	IwaiCosmo Holdings, Inc.	34,807
27,000	Jaccs Company, Ltd.	134,787
33,157	JAFCO Company, Ltd.	1,451,698
60,100	Japan Airlines Company, Ltd.	3,322,900
3,500	Japan Digital Laboratory Company, Ltd.	61,877
15,900	Japan Petroleum Exploration Company, Ltd.	663,312
855	Japan Rental Housing Investments, Inc.	575,856
22,200	Japan Securities Finance Company, Ltd.	138,159
43,000	Japan Vilene Company, Ltd.	242,491
176,200	JTEKT Corporation	2,973,000
173,300	JVC Kenwood Corporation[a]	364,414
1,900	Kadokawa Corporation	60,284
3,700	Kanematsu Electronics, Ltd.	52,269
98,100	Kao Corporation	3,863,545
16,800	Kasumi Company, Ltd.	122,736
2,700	Kato Sangyo Company, Ltd.	60,757
58,000	Kato Works Company, Ltd.	413,106
826,000	Kawasaki Kisen Kaisha, Ltd.	1,729,915
104,600	KDDI Corporation	6,382,021
27,800	Keihin Corporation	442,056
63,500	Kewpie Corporation	1,033,815
17,000	Kinden Corporation	165,424
40,800	Kissei Pharmaceutical Company, Ltd.	977,167
1,473,000	Kobe Steel, Ltd.	2,215,330
19,500	Komori Corporation	248,474
1,600	Konishi Company, Ltd.	34,017
2,800	KOSE Corporation	107,014
16,200	K’s Holdings Corporation	470,319
49,000	Kurabo Industries, Ltd.	89,073
40,500	Kuroda Electric Company, Ltd.	624,904
133,000	KYB Company, Ltd.	626,612
2,900	Kyokuto Kaihatsu Kogyo Company, Ltd.	42,801
28,400	Kyokuto Securities Company, Ltd.	492,222
12,400	KYORIN Holdings, Inc.	255,154
11,024	Kyoritsu Maintenance Company, Ltd.	458,713

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Japan (13.4%) - continued
18,300	Kyowa Exeo Corporation	$260,842
21,400	Lifenet Insurance Company[a]	96,552
311,125	LIXIL Group Corporation	8,420,889
7,600	MACNICA, Inc.	253,914
68,000	Maeda Road Construction Company, Ltd.	1,178,223
7,000	Makino Milling Machine Company, Ltd.	60,317
301,000	Marubeni Corporation	2,203,012
22,577	Matsumotokiyoshi Holdings Company, Ltd.	781,452
29,000	Megmilk Snow Brand Company, Ltd.	376,458
11,600	Melco Holdings, Inc.	235,443
13	MID Reit, Inc.	30,099
90,000	Minebea Company, Ltd.	1,005,758
26,000	MIRAIT Holdings Corporation	260,776
28,600	MISUMI Group, Inc.	786,859
59,600	Mito Securities Company, Ltd.	229,069
338,400	Mitsubishi UFJ Financial Group, Inc.	2,077,342
1,057,000	Mitsui Engineering & Shipbuilding Company, Ltd.	2,373,838
25,200	Mitsui High-tec, Inc.	177,168
65,000	Mitsui Mining and Smelting Company, Ltd.	185,767
959,000	Mitsui O.S.K. Lines, Ltd.	3,572,732
12,000	Mitsui Sugar Company, Ltd.	45,362
50,600	Mitsumi Electric Company, Ltd.	366,461
11,000	Mizuno Corporation	65,911
136,000	Morinaga Milk Industry Company, Ltd.	489,181
532,720	MS and AD Insurance Group Holdings, Inc.	12,875,228
21,500	Musashi Seimitsu Industry Company, Ltd.	539,411
2,400	Musashino Bank, Ltd.	84,150
194,800	Namco Bandai Holdings, Inc.	4,567,212
2,600	NEC Capital Solutions, Ltd.	51,242
25,000	NEC Networks & System Integration Corporation	610,034
56,700	Nichicon Corporation	462,709
5,400	Nichi-iko Pharmaceutical Company, Ltd.	80,743
21,000	Nichirei Corporation	100,877
10,200	Nifco, Inc.	340,352
4,000	Nifty Corporation	59,818
3,600	Nihon Kohden Corporation	180,746
1,800	Nihon M&A Center, Inc.	51,389
14,400	Nihon Nohyaku Company, Ltd.	173,878
71,000	NIPPO Corporation	1,196,344
63	Nippon Accommodations Fund, Inc.	238,954
92,000	Nippon Chemi-Con Corporation[a]	267,322
52,000	Nippon Flour Mills Company, Ltd.	276,580
9,000	Nippon Kayaku Company, Ltd.	116,851
16,000	Nippon Koei Company, Ltd.	79,186
47,700	Nippon Light Metal Holdings Company, Ltd.	72,655
32,000	Nippon Road Company, Ltd.	180,121
5,000	Nippon Seiki Company, Ltd.	96,615
4,302,475	Nippon Sheet Glass Company[a]	6,082,004
2,000	Nippon Shinyaku Company, Ltd.	58,321
246,800	Nippon Suisan Kaisha, Ltd.[a]	762,608
43,800	Nippon Telegraph & Telephone Corporation	2,729,961
41,000	Nippon Thompson Company, Ltd.	214,711
3,985,475	Nippon Yusen Kabushiki Kaisha	11,496,416
6,200	Nipro Corporation	55,539
1,043,775	Nissan Motor Company, Ltd.	9,883,984
22,000	Nisshin Oillio Group, Ltd.	80,568
7,000	Nisshinbo Holdings, Inc.	70,196
96,000	Nissin Electric Company, Ltd.	631,498
2,300	Nissin Kogyo Company, Ltd.	45,216
4,300	Nitto Kogyo Corporation	94,661
7,000	NOF Corporation	50,050
154	Nomura Real Estate Office Fund, Inc.	727,470
71	Nomura Real Estate Residential Fund, Inc.	382,793
8,400	Noritz Corporation	165,671
9,300	NS Solutions Corporation	253,976
102,359	NS United Kaiun Kaisha, Ltd.	258,078
151,000	NTN Corporation	660,529
7,500	Okabe Company, Ltd.	92,065
2,600	Okinawa Electric Power Company, Inc.	92,718
65,600	OMRON Corporation	2,766,325
115	Orix JREIT, Inc.	161,306
19,000	Pacific Metals Company, Ltd.[a]	92,615
16,500	Paltac Corporation	232,434
30,100	Pioneer Corporation[a]	66,353
15,700	Pocket Card Company, Ltd.	130,415
14,300	Pola Orbis Holdings, Inc.	577,512
68	Premier Investment Corporation	270,596
15,600	Resorttrust, Inc.	311,512
10,506	Riso Kagaku Corporation	297,975
114,199	ROHTO Pharmaceutical Company, Ltd.	1,776,349
17,300	Roland Corporation	317,273
7,800	Roland DG Corporation	279,662
37,000	Ryobi, Ltd.	125,048
4,900	Ryohin Keikaku Company, Ltd.	556,384
4,100	Saint Marc Holdings Company, Ltd.	219,815
3,900	Sakata INX Corporation	36,346
14,800	Sakata Seed Corporation	204,088
4,800	San-A Company, Ltd.	145,601
7,000	Sanden Corporation	38,875
4,000	San-in Godo Bank, Ltd.	29,736
73,000	Sankyu, Inc.	369,788
79,000	Sanwa Holdings Corporation	556,082
76,000	Sanyo Special Steel Company, Ltd.	353,420
154,000	Sapporo Holdings, Ltd.	620,612
22,600	Seikagaku Corporation	278,096
95,200	Seiko Epson Corporation	4,050,206
32,000	Seino Holdings Company, Ltd.	363,445
860	Sekisui House SI Investment Corporation	866,202
169,100	Sekisui House, Ltd.	2,320,473
128,000	SENKO Company, Ltd.	670,178
11,900	Shimachu Company, Ltd.	284,379
59,000	Shindengen Electric Manufacturing Company, Ltd.	330,695
81,500	Shinko Electric Industries Company, Ltd.	742,350
7,900	SHOWA Corporation	96,246

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Japan (13.4%) - continued
107,000	Showa Denko K.K.	$150,899
30,000	Sinfonia Technology Company, Ltd.	47,637
38,300	Skymark Airlines, Inc.[a]	107,849
64,000	SMK Corporation	282,152
4,400	Sohgo Security Services Company, Ltd.	105,591
96,700	Square ENIX Holdings Company, Ltd.	1,710,477
133,200	Stanley Electric Company, Ltd.	3,475,240
82,000	Sumitomo Bakelite Company, Ltd	325,546
856,650	Sumitomo Corporation	11,558,910
10,200	Sumitomo Densetsu Company, Ltd.	116,890
71,000	Sumitomo Mitsui Financial Group, Inc.	2,978,942
2,634,050	Sumitomo Mitsui Trust Holdings, Inc.	12,038,913
19,000	Sumitomo Seika Chemicals Company, Ltd.	133,545
1,000	Sundrug Company, Ltd.	44,544
22,579	Taikisha, Ltd.	528,343
55,359	Tecmo Koei Holdings Company, Ltd.	738,803
4,500	TOCALO Company, Ltd.	75,520
21,000	Toei Company, Ltd.	113,787
46,000	Tokai Carbon Company, Ltd.	131,359
117,300	Tokio Marine Holdings, Inc.	3,860,783
56,000	Tokuyama Corporation	178,082
27,700	Tokyo Seimitsu Company, Ltd.	498,543
61	Top REIT, Inc.	272,848
5,700	Topre Corporation	77,501
5,000	Toshiba Tec Corporation	35,007
13,600	Towa Pharmaceutical Company, Ltd.	554,196
16,000	Toyo Engineering Corporation	69,645
15,500	Toyo Tire & Rubber Company, Ltd.	263,892
159,000	Toyota Motor Corporation	9,519,747
1,400	Tsukishima Kikai Company, Ltd.	15,821
86,000	Ube Industries, Ltd.	149,366
12,500	Unipres Corporation	300,575
14,900	Ushio, Inc.	192,010
15,100	Valor Company, Ltd.	250,465
57,500	Wakita & Company, Ltd.	738,840
1,700	Welcia Holdings Company, Ltd.	104,188
5,600	Xebio Company, Ltd.	109,846
54,700	Yokogawa Bridge Holdings Corporation	793,546
15,300	Yokohama Reito Company, Ltd.	125,062
1,600	Zeria Pharmaceutical Company, Ltd.	38,186

	Total	239,748,179

Jersey (0.9%)
120,083	Redefine International plc	110,256
698,025	WPP plc	15,211,199

	Total	15,321,455

Luxembourg (0.5%)
51,997	APERAM[a]	1,755,850
47,000	Tenaris SA ADR[c]	2,216,050
165,976	Ternium SA ADR	4,635,710

	Total	8,607,610

Malaysia (0.5%)
1,265,897	CIMB Group Holdings Berhad	2,886,858
807,900	Genting Berhad	2,513,590
589,278	Malayan Banking Berhad	1,804,423
199,400	Public Bank Berhad	1,215,958

	Total	8,420,829

Mexico (0.7%)
5,641,300	America Movil SAB de CV	5,861,543
172,000	Consorcio ARA SAB de CVa	79,812
26,500	Fomento Economico Mexicano SAB de CV ADR	2,481,725
9,500	Grupo Aeroportuario del Sureste SAB de CV ADR	1,206,690
359,094	Grupo Financiero Banorte SAB de CV ADR	2,568,061
259,000	Organizacion Soriana SAB de CVa	854,050

	Total	13,051,881

Netherlands (3.0%)
24,209	Aalberts Industries NV	790,687
2,107,650	Aegon NV	18,385,986
104,939	Airbus Group NV	7,035,953
124,558	Arcelor Mittal[c]	1,856,931
14,950	ASML Holding NV	1,394,258
49,730	BE Semiconductor Industries NV	881,193
40,143	BinckBank NV	507,907
9,351	Brunel International NV	272,906
8,073	Eurocommercial Properties NV	398,556
186,075	Koninklijke DSM NV	13,541,123
13,249	Nutreco NV	585,172
408,722	PostNL NVa	1,930,364
171,505	TomTom NVa	1,341,721
43,598	Unilever NV	1,908,419
4,739	Vastned Retail NV	241,410
20,354	Wereldhave NV	1,893,648

	Total	52,966,234

New Zealand (0.1%)
879,064	Air New Zealand, Ltd.	1,600,603
16,176	Infratil, Ltd.	34,637
71,233	Summerset Group Holdings, Ltd.	215,107

	Total	1,850,347

Norway (0.7%)
8,614	Austevoll Seafood ASA	56,541
22,173	Borregaard ASA	160,314
8,739	Cermaq ASA	120,389
9,990	Det Norske Oljeselskap ASA[a]	109,121
120,688	DnB ASA	2,205,126
243,071	DNO International ASA[a]	933,131
14,382	Kvaerner ASA	29,414
10,562	Leroy Seafood Group ASA	385,833
32,342	Nordic Semiconductor ASA[a]	160,171
9,724	SalMar ASA	169,689
31,712	SpareBank 1 SMN	280,295
153,656	Statoil ASA	4,723,210
3,146	TGS Nopec Geophysical Company ASA	100,446
64,158	Yara International ASA	3,214,254

	Total	12,647,934

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Peru (0.1%)
156,398	Cia de Minas Buenaventura SA ADR	$1,847,060

	Total	1,847,060

Philippines (0.2%)
2,281,000	Ayala Land, Inc.	1,594,729
601,270	Bank of the Philippine Islands	1,253,621

	Total	2,848,350

Poland (0.5%)
57,225	Bank Handlowy w Warszawie SA	2,255,604
77,134	Bank Pekao SA	4,418,060
52,328	Grupa Lotos SAa	637,738
447,329	Orange Polska SA	1,428,790

	Total	8,740,192

Portugal (0.5%)
8,828,756	Banco Espirito Santo SAa,c	7,263,855
54,000	Jeronimo Martins SGPS SA	887,843
79,392	Mota-Engil, Africa SGPS SA	621,342
76,064	Portucel SA	356,124
51,603	Redes Energeticas Nacionais SGPS SA	190,075

	Total	9,319,239

Russia (0.6%)
38,500	Lukoil ADR	2,293,390
5,851	Magnit OJSC	1,525,393
325,026	Novolipetsk Steel OJSC GDR	4,562,677
90,291	Phosagro OAO	1,124,249
95,124	Sberbank of Russia GDR	961,164

	Total	10,466,873

Singapore (0.9%)
16,473	Cape Plc	83,307
344,000	DBS Group Holdings, Ltd.	4,626,696
1,118,000	Ezra Holdings, Ltd.	995,001
58,000	Frasers Commercial Trust[a]	63,083
64,000	Ho Bee Land, Ltd.	115,517
234,000	Indofood Agri Resources, Ltd.	184,959
1,006,565	Keppel Corporation, Ltd.	8,713,301
159,000	Mapletree Industrial Trust[a]	182,471
730,000	Mapletree Logistics Trust[a]	682,455
9,292	REC Solar ASA[a]	141,337
44,000	Venture Corporation, Ltd.	273,234
167,000	Wing Tai Holdings, Ltd.	263,987

	Total	16,325,348

South Africa (0.4%)
89,605	AngloGold Ashanti, Ltd. ADR[a]	1,542,103
65,189	Barclays Africa Group, Ltd.	989,943
2,065	Bidvest Group, Ltd.	54,880
104,227	Impala Platinum Holdings, Ltd.	1,050,528
71,584	Massmart Holdings, Ltd.	888,928
39,850	MTN Group, Ltd.	839,393
146,190	Reunert, Ltd.	892,787
197,000	Truworths International, Ltd.	1,389,761

	Total	7,648,323

South Korea (3.3%)
5,401	E-Mart Company, Ltd.	1,238,664
16,429	Hyundai Department Store Company, Ltd.	2,256,853
23,332	Hyundai Heavy Industries Company, Ltd.	4,082,261
16,438	Hyundai Mobis	4,616,498
69,542	Hyundai Motor Company	15,766,617
30,030	Kangwon Land, Inc.	881,781
38,675	KB Financial Group, Inc.	1,344,029
13,203	LG Chem, Ltd.	3,861,187
32,500	POSCO	9,711,827
43,087	POSCO ADR	3,207,396
2,600	Samsung Electronics Company, Ltd.	3,395,469
23,800	Samsung Heavy Industries Company, Ltd.	636,696
21,934	Samsung Life Insurance Company, Ltd.	2,211,062
71,278	Shinhan Financial Group Company, Ltd.	3,288,502
8,662	Shinsegae Company, Ltd.	1,869,437

	Total	58,368,279

Spain (2.6%)
51,586	Abengoa SA	332,824
16,891	Abengoa SA B shares	89,056
85,452	Amadeus IT Holding SA	3,522,613
556,345	Banco Popular Espanol SA	3,716,592
1,033,405	Banco Santander SA	10,798,321
84,352	Bankinter SA	660,130
77,246	Ence Energia y Celulosa SAa	201,744
178,304	Gamesa Corporacion Tecnologia SAa	2,223,899
138,147	Gas Natural SDG SAc	4,364,511
67,447	Grifols SA	3,685,303
1,417,771	Iberdrola SA	10,845,298
543,645	Inmobiliaria Colonial SAa	432,745
370,778	International Consolidated Airlines Group SAa	2,352,785
8,997	Let’s GOWEX SA	245,283
1,502,926	Liberbank SAa	1,437,884
17,967	NH Hoteles SA	106,902
21,421	Papeles y Cartones de Europa SA	118,737
161,996	Sacyr SAa	1,026,221

	Total	46,160,848

Sweden (2.0%)
8,260	B&B Tools Aktiebolag	189,008
26,062	Bilia AB	788,998
7,738	BioGaia AB	223,516
31,107	Castellum AB	551,375
61,818	Fabege AB	874,650
36,110	Fastighets AB Balder[a]	488,603
29,962	Haldex AB	369,557
1,113	Hexpol AB	101,046
13,642	Industrial and Financial Systems	453,267
15,741	Intrum Justitia AB	469,507
116,942	Investor AB	4,381,955
53,975	JM AB	2,000,474
34,609	Klovern AB	176,099
10,196	Kungsleden AB	76,662
97,139	Loomis AB	2,984,135
125,141	Meda AB	2,172,507
100,692	NCC AB	3,465,731

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
Sweden (2.0%) - continued
7,211	Net Entertainment NE ABa	$168,638
63,565	Nobia AB	530,378
25,822	Nolato AB	587,062
9,180	Orexo ABa	159,187
146,230	SAS ABa	274,591
263,664	Skandinaviska Enskilda Banken AB	3,519,322
10,777	Swedish Orphan Biovitrum ABa	143,979
752,825	Volvo AB	10,363,855
16,175	Wallenstam AB	269,290
16,976	Wihlborgs Fastigheter AB	324,940

	Total	36,108,332

Switzerland (7.5%)
52,079	Actelion, Ltd.	6,591,625
200,415	Adecco SA	16,492,940
36,326	Aryzta AGa	3,440,223
18,382	Ascom Holding AG	311,763
3,813	Autoneum Holding AGa	764,405
104	Banque Cantonale Vaudoise	56,703
1,224	Basilea Pharmaceutica AG	143,073
3,147	Bossard Holding AGa	374,772
372,004	Credit Suisse Group AG	10,579,599
451	Daetwyler Holding AG	68,469
113	Emmi AGa	40,882
1,001	Flughafen Zuerich AG	614,963
163	Forbo Holding AG	173,789
1,199	Galenica AG	1,170,129
1,882	Georg Fischer AGa	1,347,016
6,374	Givaudan SAa	10,618,616
379	Helvetia Holding AG	174,006
119,418	Holcim, Ltd.[a]	10,489,368
11,985	Implenia AG	806,748
2,149	Inficon Holding AGa	700,339
3,247	Komax Holding AGa	542,265
15,819	Kudelski SA	277,258
1,337	Kuoni Reisen Holding AG	517,427
822	Lindt & Spruengli AG	4,184,154
102,150	Logitech International SA	1,327,570
183,421	Nestle SA	14,212,735
145,497	Novartis AG	13,175,974
56,840	OC Oerlikon Corporation AGa	822,748
14,454	PSP Swiss Property AGa	1,359,300
93,989	Roche Holding AG	28,004,671
1,235	Siegfried Holding AGa	225,609
763	Sika AG	3,117,317
1,889	Straumann Holding AG	437,063
928	Tecan Group AG	106,097
9,457	U-Blox AGa	1,253,236
6,445	Zehnder Group AG	276,173

	Total	134,799,025

Taiwan (0.8%)
1,108,000	Advanced Semiconductor Engineering, Inc.	1,435,750
126,000	Chicony Electronics Company, Ltd.	340,426
631,000	Chipbond Technology Corporation	1,111,539
1,988,000	Compal Electronics, Inc.	1,627,249
165,000	Mega Financial Holding Company, Ltd.	137,304
323,000	Novatek Microelectronics Corporation	1,588,591
87,000	Powertech Technology, Inc.	157,455
86,000	Richtek Technology Corporation	525,150
13,000	Taiwan Life Insurance Company, Ltd.[a]	9,252
290,300	Taiwan Mobile Company, Ltd.	898,346
916,951	Taiwan Semiconductor Manufacturing Company, Ltd.	3,880,121
97,859	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	2,093,204
57,000	TPK Holding Company, Ltd.	569,060

	Total	14,373,447

Thailand (2.0%)
947,225	Bangkok Bank pcl	5,646,919
347,900	Kasikornbank pcl	2,186,633
18,467,475	Krung Thai Bank pcl	11,891,590
188,200	PTT Exploration & Production pcl	971,393
803,625	PTT pcl	7,879,719
133,600	Siam Cement pcl	1,877,490
361,500	Siam Commercial Bank pcl	1,876,973
2,115,600	Thai Oil pcl	3,391,048

	Total	35,721,765

Turkey (0.4%)
522,982	Akbank TAS	1,923,458
55,340	BIM Birlesik Magazalar AS	1,269,638
75,525	Ford Otomotiv Sanayi ASa	941,327
539,894	Turkiye Garanti Bankasi AS	2,114,326
133,027	Turkiye Halk Bankasi AS	998,705

	Total	7,247,454

United Kingdom (9.6%)
17,322	Abcam plc	112,650
395,744	Afren plc[a]	980,379
99,708	Amerisur Resources plc[a]	109,209
60,310	Amlin plc	482,724
78,894	Ashmore Group plc	498,126
71,044	Associated British Foods plc	3,705,105
50,629	AstraZeneca plc	3,766,660
1,798,075	BAE Systems plc	13,317,793
21,827	Bank of Georgia Holdings plc	877,742
173,520	Bellway plc	4,648,256
44,825	Berendsen plc	750,727
30,000	BHP Billiton plc	977,024
45,751	Big Yellow Group plc	388,294
41,570	Bodycote plc	489,105
70,670	Booker Group plc	156,856
423,142	BP plc	3,726,137
75,982	British American Tobacco plc	4,521,078
218,657	Britvic plc	2,722,149
538,511	BT Group plc	3,538,573
213,368	Cairn Energy plc[a]	730,061
484,848	Centamin plc[a]	526,900
44,463	Chesnara plc	243,880
15,789	Clinigen Group plc	102,072
2,356	Close Brothers Group plc	51,474
22,362	Computacenter plc	229,238
20,484	Concentric AB	288,576
70,471	CSR plc	713,642
2,300	Daily Mail and General Trust plc	32,731
10,687	Dairy Crest Group plc	85,976
32,512	Dart Group plc	114,620
41,155	Diageo plc	1,310,743

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (87.3%)	Value
United Kingdom (9.6%) - continued
40,688	Dialog Semiconductor plc[a]	$1,407,885
60,458	Diploma plc	663,225
330,070	DS Smith plc	1,563,066
179,920	easyJet plc	4,201,596
136,134	Elementis plc	606,500
285,670	EnQuest plc[a]	690,317
59,488	Faroe Petroleum plc[a]	125,871
78,074	Fenner plc	478,342
57,526	Galliford Try plc	1,123,253
163,166	GlaxoSmithKline plc	4,344,304
370,925	Globo plc[a]	353,900
14,248	Go-Ahead Group plc	577,348
179,956	Halfords Group plc	1,455,726
389,805	Hansteen Holdings plc	685,788
70,282	Hikma Pharmaceuticals plc	2,017,209
26,917	Hiscox, Ltd.	325,683
352,403	Home Retail Group plc	1,064,804
22,732	HomeServe plc	125,269
588,795	Howden Joinery Group plc	3,120,059
175,950	HSBC Holdings plc ADR[c]	8,938,259
17,558	Hunting plc	257,728
211,193	IG Group Holdings plc	2,121,683
8,774	Inchcape plc	95,180
191,484	Intermediate Capital Group plc	1,278,101
8,350	International Personal Finance plc	83,862
79,945	Interserve plc	820,501
1,515,365	ITV plc	4,617,978
9,005	J D Wetherspoon plc	121,902
134,133	John Wood Group plc	1,849,447
37,951	Keller Group plc	597,682
95,388	Lancashire Holdings, Ltd.	1,067,630
129,308	London Stock Exchange Group plc	4,439,460
46,227	Lookers plc	105,615
651,171	Man Group plc	1,171,921
68,752	Micro Focus International plc	1,020,084
11,525	Mitchells & Butlers plc[a]	76,825
85,012	Mondi plc	1,543,377
143,188	Moneysupermarket.com Group plc	461,789
5,175	Morgan Sindall Group plc	75,634
7,723	N Brown Group plc	55,847
51,604	Next plc	5,712,692
41,748	Northgate plc	374,854
69,797	Pace plc	423,920
159,987	Pennon Group plc	2,150,416
187,697	Persimmon plc	4,087,960
214,679	Premier Oil plc	1,225,636
235,012	Prudential plc	5,384,438
146,478	QinetiQ Group plc	518,160
22,912	Quindell plc	90,186
11,831	Restaurant Group plc	121,574
29,287	Rightmove plc	1,073,548
2,446	Rotork plc	111,617
7,532	RPC Group plc	80,886
14,357	RPS Group plc	68,306
32,588	SABMiller plc	1,889,628
31,899	Salamander Energy plc[a]	76,428
25,822	Senior plc	125,067
124,780	Shire plc	9,788,078
212,009	Smith & Nephew plc	3,752,112
74,370	Soco International plc[a]	524,280
256,773	Speedy Hire plc	232,876
11,755	St. Modwen Properties plc	72,141
15,026	Stagecoach Group plc	96,651
90,183	Standard Chartered plc	1,843,339
54,910	Stobart Group, Ltd.	128,038
1,328,329	Taylor Wimpey plc	2,588,964
1,761,625	Tesco plc	8,561,781
581,472	Thomas Cook Group plc[a]	1,327,143
72,940	Trinity Mirror plc[a]	189,740
92,298	TT Electronics plc	326,973
563,256	TUI Travel plc	3,834,322
85,376	Unilever plc[c]	3,870,030
108,407	Vedanta Resources plc	2,055,969
4,082	Vesuvius plc	32,006
28,828	Victrex plc	839,273
85,955	WH Smith plc	1,572,867
15,476	Workspace Group plc	150,967
11,353	WS Atkins plc	256,083
15,795	Xchanging plc	39,926

	Total	171,528,025

United States (0.5%)
18,570	CTC Media, Inc.	204,456
163,254	iShares MSCI Emerging Markets Index Fund	7,057,470
13,000	Yum! Brands, Inc.	1,055,600

	Total	8,317,526

	Total Common Stock (cost $1,374,797,205)	1,552,640,010

Principal Amount	Long-Term Fixed Income (9.1%)
Argentina (0.5%)
	Arcos Dorados BV
361,000	6.625%, 09/27/2023[d]	379,050
	Argentina Government International Bond
710,000	7.000%, 04/17/2017	663,140
577,964	7.820%, 12/31/2033[e]	637,082
264,212	7.820%, 12/31/2033[e]	291,237
1,629,168	8.280%, 12/31/2033	1,366,872
320,000	0.000%, 12/15/2035	25,600
12,572,000	0.000%, 12/15/2035[e,f]	1,368,580
10,970,000	0.000%, 12/15/2035[f]	873,212
100,000	2.260%, 12/31/2038[e,g]	60,934
1,870,000	2.500%, 12/31/2038[g]	896,665

	Total	6,562,372

Azerbaijan (<0.1%)
	Azerbaijan Government International Bond
550,000	4.750%, 03/18/2024[d]	566,500
	State Oil Company of Azerbaijan Republic
400,000	5.450%, 02/09/2017	423,960
460,000	4.750%, 03/13/2023	457,700

	Total	1,448,160

Belarus (<0.1%)
	Belarus Government International Bond
289,000	8.750%, 08/03/2015	297,323

	Total	297,323

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Belize (<0.1%)
	Belize Government International Bond
$116,500	5.000%, 02/20/2038[g,h]	$81,550

	Total	81,550

Brazil (0.5%)
	Banco do Estado do Rio Grande do Sul SA
200,000	7.375%, 02/02/2022	214,000
680,000	7.375%, 02/02/2022[d]	727,600
	Brazil Government International Bond
1,318,000	6.000%, 08/15/2050[i]	1,457,965
580,000	4.875%, 01/22/2021	632,200
1,310,000	4.250%, 01/07/2025	1,327,685
	Brazil Letros do Tesouro Nacional
190,000	Zero Coupon, 01/01/2015[i]	81,454
	Brazil Loan Trust 1
1,150,000	5.477%, 07/24/2023[h]	1,191,400
1,050,000	5.477%, 07/24/2023	1,087,800
	Brazil Minas SPE via State of Minas Gerais
2,270,000	5.333%, 02/15/2028[h]	2,290,430
	Independencia International, Ltd.
95,246	12.000%, 12/30/2016[b,h,j]	0

	Total	9,010,534

Canada (<0.1%)
	PTTEP Canada International Finance, Ltd.
540,000	6.350%, 06/12/2042	606,162

	Total	606,162

Cayman Islands (<0.1%)
	Sun Hung Kai Properties Capital Market, Ltd.
380,000	4.500%, 02/14/2022	400,674

	Total	400,674

Chile (0.2%)
	AES Gener SA
250,000	8.375%, 12/18/2073[d]	280,625
520,000	5.250%, 08/15/2021	554,334
120,000	5.250%, 08/15/2021[d]	127,923
	Banco del Estado de Chile
500,000	4.125%, 10/07/2020	529,471
260,000	4.125%, 10/07/2020[d]	275,325
	CFR International SPA
340,000	5.125%, 12/06/2022	367,405
	Chile Government International Bond
750,000	3.625%, 10/30/2042	658,124
	E-CL SA
320,000	5.625%, 01/15/2021[d]	349,111
	Empresa Nacional de Electricidad SA
110,000	4.250%, 04/15/2024	110,612
	Empresa Nacional de Telecomunicaciones SA
200,000	4.875%, 10/30/2024	208,268
670,000	4.875%, 10/30/2024[d]	697,698
	Sociedad Quimica y Minera de Chile SA
120,000	5.500%, 04/21/2020	130,179
210,000	3.625%, 04/03/2023	195,377

	Total	4,484,452

China (0.1%)
	CITIC Pacific, Ltd.
200,000	6.875%, 01/21/2018	223,760
400,000	6.625%, 04/15/2021	451,000
430,000	6.800%, 01/17/2023	489,684
	Sinopec Group Overseas Development 2013, Ltd.
1,060,000	4.375%, 10/17/2023[d]	1,106,768
	Sparkle Assets, Ltd.
220,000	6.875%, 01/30/2020	220,314

	Total	2,491,526

Colombia (0.5%)
	Banco de Bogota SA
650,000	5.000%, 01/15/2017	693,875
	Bancolombia SA
240,000	6.125%, 07/26/2020	259,800
200,000	5.950%, 06/03/2021	220,500
	Colombia Government International Bond
30,000	8.250%, 12/22/2014	31,020
400,000	7.375%, 01/27/2017	459,400
797,000	7.375%, 03/18/2019	970,347
540,000	4.375%, 07/12/2021	579,420
590,000	4.000%, 02/26/2024	608,290
60,000	8.125%, 05/21/2024	81,000
360,000	6.125%, 01/18/2041	431,100
440,000	5.625%, 02/26/2044	492,800
	Ecopetrol SA
130,000	7.375%, 09/18/2043	160,550
	Empresa de Energia de Bogota SA
210,000	6.125%, 11/10/2021	229,425
	Empresas Publicas de Medellin ESP
277,000	7.625%, 07/29/2019	331,708
	Pacific Rubiales Energy Corporation
100,000	5.375%, 01/26/2019[d]	104,250
280,000	5.125%, 03/28/2023[d]	277,900
	Transportadora de Gas Internacional SA ESP
230,000	5.700%, 03/20/2022	247,250
200,000	5.700%, 03/20/2022[d]	215,000

	Total	6,393,635

Costa Rica (0.3%)
	Banco de Costa Rica
200,000	5.250%, 08/12/2018	205,000
410,000	5.250%, 08/12/2018[d]	420,250
	Banco Nacional de Costa Rica
410,000	4.875%, 11/01/2018[d]	420,250
890,000	6.250%, 11/01/2023[d]	912,250
	Costa Rica Government International Bond
30,000	9.995%, 08/01/2020	38,595
480,000	4.250%, 01/26/2023[d]	460,800
550,000	4.375%, 04/30/2025	513,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Costa Rica (0.3%) - continued
$380,000	5.625%, 04/30/2043[d]	$339,720
540,000	5.625%, 04/30/2043	482,760
1,430,000	7.000%, 04/04/2044	1,487,200

	Total	5,280,525

Croatia (0.4%)
	Croatia Government International Bond
3,509,000	6.250%, 04/27/2017	3,800,668
780,000	6.750%, 11/05/2019	874,575
1,200,000	6.375%, 03/24/2021	1,318,500

	Total	5,993,743

Dominican Republic (0.4%)
	Aeropuertos Dominicanos Siglo XXI SA
200,000	9.250%, 11/13/2019	191,000
	Dominican Republic Government International Bond
100,000	7.500%, 05/06/2021[d]	114,150
2,068,000	7.500%, 05/06/2021	2,360,622
2,600,000	14.500%, 02/10/2023[k]	65,064
680,000	6.600%, 01/28/2024[d]	742,220
490,000	5.875%, 04/18/2024[d]	511,315
800,000	18.500%, 02/04/2028[k]	23,528
16,900,000	18.500%, 02/04/2028[d,k]	497,029
1,860,000	7.450%, 04/30/2044[d]	1,984,620

	Total	6,489,548

Ecuador (0.1%)
	Ecuador Government International Bond
870,000	7.950%, 06/20/2024[d]	892,391

	Total	892,391

Egypt (0.1%)
	Egypt Government International Bond
800,000	5.750%, 04/29/2020	832,960
100,000	6.875%, 04/30/2040	98,000

	Total	930,960

El Salvador (<0.1%)
	El Salvador Government International Bond
100,000	7.375%, 12/01/2019	110,625
150,000	8.250%, 04/10/2032	170,625
410,000	7.650%, 06/15/2035	443,415
140,000	7.650%, 06/15/2035[d]	151,410
150,000	7.625%, 02/01/2041	159,900

	Total	1,035,975

Gabon (<0.1%)
	Gabonese Republic Government International Bond
140,000	8.200%, 12/12/2017	159,930
620,000	6.375%, 12/12/2024	677,251
575,200	6.375%, 12/12/2024[d]	628,314

	Total	1,465,495

Ghana (<0.1%)
	Ghana Government International Bond
620,000	8.500%, 10/04/2017	651,000

	Total	651,000

Greece (<0.1%)
	Hellenic Republic Government International Bond
260,000	1.015%, 08/10/2014[e,f]	353,665

	Total	353,665

Guatemala (0.1%)
	Agromercantil Senior Trust
320,000	6.250%, 04/10/2019[d]	334,400
	Guatemala Government International Bond
230,000	5.750%, 06/06/2022	247,480
350,000	5.750%, 06/06/2022[d]	376,600
380,000	4.875%, 02/13/2028[d]	372,780
260,000	4.875%, 02/13/2028	255,060

	Total	1,586,320

Honduras (0.2%)
	Honduras Government International Bond
220,000	8.750%, 12/16/2020	243,650
1,680,000	8.750%, 12/16/2020[d]	1,860,600
1,160,000	7.500%, 03/15/2024[d]	1,200,600
210,000	7.500%, 03/15/2024	217,350

	Total	3,522,200

Hong Kong (<0.1%)
	China Unicom Hong Kong, Ltd.
2,770,000	4.000%, 04/16/2017[l]	446,454
	Metropolitan Light International, Ltd.
400,000	5.250%, 01/17/2018	407,500

	Total	853,954

Hungary (<0.1%)
	Hungary Government International Bond
640,000	4.000%, 03/25/2019	659,261
360,000	7.625%, 03/29/2041	461,024
	MFB Magyar Fejlesztesi Bank Zrt
210,000	6.250%, 10/21/2020[d]	233,024

	Total	1,353,309

India (<0.1%)
	Vedanta Resources plc
400,000	8.250%, 06/07/2021	448,000
320,000	7.125%, 05/31/2023[d]	337,600

	Total	785,600

Indonesia (0.4%)
	Indonesia Government International Bond
320,000	3.375%, 04/15/2023[d]	296,800
200,000	5.875%, 01/15/2024[d]	220,750
835,000	8.500%, 10/12/2035	1,106,375
1,420,000	7.750%, 01/17/2038	1,767,900
350,000	5.250%, 01/17/2042	332,500

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Indonesia (0.4%) - continued
	Perusahaan Penerbit SBSN
$200,000	4.000%, 11/21/2018[d]	$206,500
	PT Pertamina Persero
590,000	5.625%, 05/20/2043[d]	529,525
	PT Perusahaan Gas Negara Persero Tbk
1,400,000	5.125%, 05/16/2024[d]	1,387,750

	Total	5,848,100

Iraq (0.1%)
	Iraq Government International Bond
1,200,000	5.800%, 01/15/2028	1,080,000

	Total	1,080,000

Ireland (0.1%)
	MTS International Funding, Ltd.
690,000	8.625%, 06/22/2020	816,201
	Sibur Securities, Ltd.
520,000	3.914%, 01/31/2018[d]	500,500

	Total	1,316,701

Israel (<0.1%)
	Delek and Avner Yam Tethys, Ltd.
110,000	2.803%, 12/30/2016[d]	110,401
110,000	3.839%, 12/30/2018[d]	110,392
	Israel Electric Corporation, Ltd.
230,000	5.625%, 06/21/2018[d]	244,978

	Total	465,771

Italy (<0.1%)
	Wind Acquisition Finance SA
280,000	4.000%, 07/15/2020[d,e,m]	382,446

	Total	382,446

Kazakhstan (0.1%)
	Kazatomprom Natsionalnaya Atomnaya Kompaniya AO
220,000	6.250%, 05/20/2015	227,291
	KazMunayGas National Company JSC
590,000	11.750%, 01/23/2015	622,822
100,000	9.125%, 07/02/2018	120,485
830,000	6.375%, 04/09/2021[d]	924,205
257,000	5.750%, 04/30/2043	246,720

	Total	2,141,523

Lithuania (0.1%)
	Lithuania Government International Bond
820,000	7.375%, 02/11/2020	1,004,500
1,200,000	6.125%, 03/09/2021	1,402,080

	Total	2,406,580

Luxembourg (0.2%)
	Gazprom Neft OAO Via GPN Capital SA
1,590,000	6.000%, 11/27/2023[d]	1,631,738
	Millicom International Cellular SA
280,000	4.750%, 05/22/2020[d]	280,000
	Telefonica Celular del Paraguay SA
400,000	6.750%, 12/13/2022	430,000
	Wind Acquisition Finance SA
140,000	11.750%, 07/15/2017[d]	144,575
210,000	4.750%, 07/15/2020[d,m]	211,575
1,140,000	7.375%, 04/23/2021[d]	1,216,950

	Total	3,914,838

Malaysia (<0.1%)
	Wakala Global Sukuk Berhad
420,000	4.646%, 07/06/2021	461,840

	Total	461,840

Mexico (0.7%)
	America Movil SAB de CV
2,600,000	6.000%, 06/09/2019[n]	204,717
	Grupo Bimbo SAB de CV
320,000	4.875%, 06/27/2044[d]	312,688
	Grupo Cementos de Chihuahua SAB de CV
200,000	8.125%, 02/08/2020[d]	220,000
	Metalsa SA de CV
350,000	4.900%, 04/24/2023[d]	339,500
	Mexican Udibonos
6,588,857	5.000%, 06/16/2016[n]	557,353
	Mexico Cetes
89,021,500	Zero Coupon, 09/18/2014[n]	681,815
271,305,500	Zero Coupon, 10/16/2014[n]	2,073,098
	Mexico Government International Bond
20,000	6.625%, 03/03/2015	20,750
346,000	4.000%, 10/02/2023	363,646
818,000	6.050%, 01/11/2040	991,416
1,060,000	4.750%, 03/08/2044	1,081,200
265,000	5.550%, 01/21/2045	301,438
180,000	5.750%, 10/12/2110	190,980
	Offshore Drilling Holding SA
450,000	8.375%, 09/20/2020[d]	498,375
	Pemex Project Funding Master Trust
300,000	6.625%, 06/15/2035	353,250
	Petroleos Mexicanos
20,000	5.500%, 01/21/2021	22,450
10,000	4.875%, 01/24/2022	10,818
70,000	6.500%, 06/02/2041	81,375
420,000	6.375%, 01/23/2045	487,725
1,520,000	6.375%, 01/23/2045[d]	1,765,100
	Trust F/1401
210,000	6.950%, 01/30/2044[h]	233,100

	Total	10,790,794

Mozambique (0.1%)
	Mozambique EMATUM Finance 2020 BV
1,560,000	6.305%, 09/11/2020	1,575,600

	Total	1,575,600

Netherlands (0.2%)
	Ajecorp BV
160,000	6.500%, 05/14/2022	147,200
	Kazakhstan Temir Zholy Finance BV
390,000	6.950%, 07/10/2042[d]	427,050

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Netherlands (0.2%) - continued
	Listrindo Capital BV
$340,000	6.950%, 02/21/2019	$366,350
	Petrobras Global Finance BV
430,000	4.875%, 03/17/2020	441,653
	VimpelCom Holdings BV
580,000	7.504%, 03/01/2022[d]	625,675

	Total	2,007,928

Pakistan (0.1%)
	Pakistan Government International Bond
370,000	6.875%, 06/01/2017	382,025
750,000	7.250%, 04/15/2019[d]	766,875
550,000	8.250%, 04/15/2024[d]	567,188
100,000	7.875%, 03/31/2036	91,000

	Total	1,807,088

Panama (0.2%)
	Panama Government International Bond
200,000	4.300%, 04/29/2053	174,400
286,000	8.875%, 09/30/2027	408,980
1,289,000	9.375%, 04/01/2029	1,918,032
950,000	6.700%, 01/26/2036	1,171,825
	Panama Notas del Tesoro
110,000	4.875%, 02/05/2021	115,536

	Total	3,788,773

Paraguay (0.2%)
	Banco Continental SAECA
301,000	8.875%, 10/15/2017	327,338
170,000	8.875%, 10/15/2017[h]	184,875
	Banco Regional SAECA
196,000	8.125%, 01/24/2019	215,600
590,000	8.125%, 01/24/2019[d]	649,000
	Paraguay Government International Bond
780,000	4.625%, 01/25/2023[d]	792,480
1,050,000	4.625%, 01/25/2023	1,066,800

	Total	3,236,093

Peru (0.2%)
	Abengoa Transmision Sur SA
590,000	6.875%, 04/30/2043[h]	651,950
	Corporacion Financiera de Desarrollo SA
200,000	4.750%, 02/08/2022	208,500
200,000	4.750%, 02/08/2022[d]	208,500
	Corporacion Lindley SA
440,000	6.750%, 11/23/2021	486,200
70,000	6.750%, 11/23/2021[d]	77,350
100,000	4.625%, 04/12/2023[d]	98,000
	Peru Government International Bond
90,000	5.625%, 11/18/2050	100,755
110,000	7.350%, 07/21/2025	145,750
784,000	8.750%, 11/21/2033	1,193,248
670,000	6.550%, 03/14/2037	841,855

	Total	4,012,108

Philippines (0.2%)
	Alliance Global Group, Inc.
$160,000	6.500%, 08/18/2017	174,400
	Energy Development Corporation
730,000	6.500%, 01/20/2021	784,750
	Philippines Government International Bond
1,292,000	4.200%, 01/21/2024	1,364,675
300,000	10.625%, 03/16/2025	470,625
350,000	7.750%, 01/14/2031	483,438
	San Miguel Corporation
400,000	4.875%, 04/26/2023	372,000

	Total	3,649,888

Romania (0.3%)
	Romania Government International Bond
515,000	6.500%, 06/18/2018[e]	829,731
530,000	4.875%, 11/07/2019[e]	822,578
915,000	4.625%, 09/18/2020[e]	1,407,643
650,000	6.750%, 02/07/2022	775,938
240,000	4.875%, 01/22/2024[d]	255,300
490,000	3.625%, 04/24/2024[e]	702,828
310,000	6.125%, 01/22/2044[d]	352,269

	Total	5,146,287

Russia (0.3%)
	AHML Finance, Ltd.
10,700,000	7.750%, 02/13/2018[d,o]	292,690
	EDC Finance, Ltd.
300,000	4.875%, 04/17/2020[d]	293,250
	Gazprom Neft OAO Via GPN Capital SA
1,134,000	4.375%, 09/19/2022	1,051,785
200,000	6.000%, 11/27/2023	205,250
	Lukoil International Finance BV
310,000	6.125%, 11/09/2020	335,188
	Phosagro Bond Funding, Ltd.
230,000	4.204%, 02/13/2018	227,988
	Phosagro OAO via Phosagro Bond Funding, Ltd.
310,000	4.204%, 02/13/2018[d]	307,287
	Russian Government International Bond
800,000	5.000%, 04/29/2020	852,800
1,013,800	7.500%, 03/31/2030	1,174,122
	Uralkali OJSC
290,000	3.723%, 04/30/2018[d]	281,300

	Total	5,021,660

Serbia (0.1%)
	Serbia Government International Bond
300,000	5.250%, 11/21/2017	312,750
1,080,000	5.875%, 12/03/2018[d]	1,148,850

	Total	1,461,600

Singapore (<0.1%)
	Olam International, Ltd.
410,000	6.750%, 01/29/2018	428,983
130,000	7.500%, 08/12/2020	145,275

	Total	574,258

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
South Africa (0.1%)
	South Africa Government International Bond
$1,140,000	5.875%, 05/30/2022	$1,268,250
300,000	5.875%, 09/16/2025	333,450

	Total	1,601,700

Sri Lanka (0.1%)
	Sri Lanka Government International Bond
560,000	6.000%, 01/14/2019[d]	589,400
200,000	5.125%, 04/11/2019	203,250
540,000	6.250%, 10/04/2020	571,050
250,000	6.250%, 07/27/2021	263,750
220,000	5.875%, 07/25/2022	226,325

	Total	1,853,775

Supranational (0.1%)
	Corporacion Andina de Fomento
639,000	3.750%, 01/15/2016	664,638
600,000	5.750%, 01/12/2017	664,624
643,000	4.375%, 06/15/2022	681,948

	Total	2,011,210

Thailand (0.1%)
	PTT Exploration & Production pcl
1,580,000	4.875%, 12/29/2049[d,p]	1,591,060

	Total	1,591,060

Turkey (0.5%)
	Export Credit Bank of Turkey
200,000	5.875%, 04/24/2019	211,840
	Hazine Mustesarligi Varlik Kiralama AS
360,000	2.803%, 03/26/2018	355,068
	Turkey Government International Bond
330,000	7.000%, 03/11/2019	379,830
1,830,000	7.000%, 06/05/2020	2,131,401
170,000	5.625%, 03/30/2021	185,300
3,480,000	5.750%, 03/22/2024	3,801,900
220,000	7.375%, 02/05/2025	267,300
50,000	8.000%, 02/14/2034	65,755
280,000	6.875%, 03/17/2036	329,700
190,000	6.750%, 05/30/2040	221,692
200,000	6.000%, 01/14/2041	213,750
370,000	6.625%, 02/17/2045	428,275

	Total	8,591,811

Ukraine (0.3%)
	Financing of Infrastructure Projects State Enterprise
430,000	9.000%, 12/07/2017	412,800
	Ukraine Government International Bond
1,800,000	6.250%, 06/17/2016	1,737,360
510,000	6.580%, 11/21/2016	492,150
400,000	9.250%, 07/24/2017	405,000
460,000	8.375%, 11/03/2017	434,700
470,000	6.750%, 11/14/2017	448,380
200,000	7.400%, 04/20/2018	189,000
170,000	7.750%, 09/23/2020	162,180
550,000	7.500%, 04/17/2023	517,000
	Ukreximbank Via Biz Finance plc
230,000	8.375%, 04/27/2015	216,200
340,000	8.750%, 01/22/2018	306,000

	Total	5,320,770

United Arab Emirates (0.1%)
	Dolphin Energy, Ltd.
469,300	5.888%, 06/15/2019	519,750
200,000	5.500%, 12/15/2021	227,250
	Ruwais Power Company
660,000	6.000%, 08/31/2036[d]	733,074
	Ruwais Power Company PJSC
200,000	6.000%, 08/31/2036	222,144

	Total	1,702,218

United States (0.1%)
	Comcel Trust
200,000	6.875%, 02/06/2024	216,000
	HSBC Bank USA NA
688,000	10.000%, 01/05/2017[q]	300,953
680,000	6.000%, 08/15/2040[r]	759,395

	Total	1,276,348

Uruguay (0.2%)
	Uruguay Government International Bond
1,908,852	5.100%, 06/18/2050	1,884,991
1,362,247	4.500%, 08/14/2024	1,445,344

	Total	3,330,335

Venezuela (0.4%)
	Petroleos de Venezuela SA
1,670,000	9.000%, 11/17/2021	1,419,333
106,000	6.000%, 11/15/2026	68,370
230,000	5.375%, 04/12/2027	142,370
375,000	9.750%, 05/17/2035	307,125
30,000	5.500%, 04/12/2037	17,970
	Venezuela Government International Bond
350,000	6.000%, 12/09/2020	268,625
1,160,000	12.750%, 08/23/2022	1,191,900
500,000	9.000%, 05/07/2023	427,500
3,570,000	7.650%, 04/21/2025	2,748,900
140,000	9.250%, 05/07/2028	117,600

	Total	6,709,693

Vietnam (<0.1%)
	Debt and Asset Trading Corporation
200,000	1.000%, 10/10/2025	103,000
	Vietnam Government International Bond
310,000	6.875%, 01/15/2016	331,700

	Total	434,700

Virgin Islands, British (<0.1%)
	Central American Bottling Corporation
108,000	6.750%, 02/09/2022	115,290
210,000	6.750%, 02/09/2022[d]	224,175

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (9.1%)	Value
Virgin Islands, British (<0.1%) - continued
	PCCW Capital No. 4, Ltd.
$200,000	5.750%, 04/17/2022	$211,380

	Total	550,845

Zambia (0.1%)
	Zambia Government International Bond
400,000	5.375%, 09/20/2022[d]	375,000
1,300,000	5.375%, 09/20/2022	1,218,750

	Total	1,593,750

	Total Long-Term Fixed Income (cost $158,460,792)	160,629,164

Shares	Preferred Stock (0.8%)

Brazil (0.5%)
1,198,680	Oi SA	1,063,323
144,000	Petroleo Brasileiro SA ADR	2,252,160
302,700	Vale SA	3,597,601
57,532	Vale SA ADR	684,631

	Total	7,597,715

Germany (<0.1%)
7,106	Sixt SE	231,682

	Total	231,682

Italy (<0.1%)
47,347	Unipol Gruppo Finanziario SPA	245,254

	Total	245,254

South Korea (0.3%)
5,150	Samsung Electronics Company, Ltd.	5,396,666

	Total	5,396,666

	Total Preferred Stock (cost $14,055,809)	13,471,317

	Collateral Held for Securities Loaned (3.7%)
65,064,207	Thrivent Cash Management Trust	65,064,207

	Total Collateral Held for Securities Loaned (cost $65,064,207)	65,064,207

Shares or Principal Amount	Short-Term Investments (2.0%)[s]
	Federal Home Loan Bank Discount Notes
200,000	0.115%, 08/06/2014[t]	199,977
	Thrivent Cash Management Trust
34,533,157	0.050%	34,533,157

	Total Short-Term Investments (at amortized cost)	34,733,134

	Total Investments (cost $1,647,111,147) 102.9%	$1,826,537,832

	Other Assets and Liabilities, Net (2.9%)	(50,668,331)

	Total Net Assets 100.0%	$1,775,869,501

a	Non-income producing security.
b	Security is fair valued.
c	All or a portion of the security is on loan.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $41,515,651 or 2.3% of total net assets.
e	Principal amount is displayed in Euros.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2014.
h	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Partner Worldwide Allocation Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Abengoa Transmision Sur SA, 04/30/2043	4/8/2014	$589,971
Banco Continental SAECA, 10/15/2017	10/10/2012	170,000
Belize Government International Bond, 08/20/2017	3/20/2013	111,025
Brazil Loan Trust 1, 07/24/2023	7/25/2013	1,188,845
Brazil Minas SPE via State of Minas Gerais, 02/15/2028	3/22/2013	2,309,257
Independencia International, Ltd., 12/30/2016	3/29/2010	100,623
Trust F/1401, 01/30/2044	1/23/2014	203,883

i	Principal amount is displayed in Brazilian Real.
j	Defaulted security. Interest is not being accrued.
k	Principal amount is displayed in Dominican Republic Pesos.
l	Principal amount is displayed in Chinese Yuan.
m	Denotes investments purchased on a when-issued or delayed delivery basis.
n	Principal amount is displayed in Mexican Pesos.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

o	Principal amount is displayed in Russian Rubles.
p	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
q	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due January 1, 2017.
r	Principal amount is displayed in Brazilian Real. Security is linked to Brazilian Government Bonds due August 15, 2040.
s	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
t	At June 30, 2014, $99,989 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
GDR	-	Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by an issuing depository bank from more than one country.
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$236,678,534
Gross unrealized depreciation	(59,998,022)

Net unrealized appreciation (depreciation)	$176,680,512

Cost for federal income tax purposes	$1,649,857,320

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Worldwide Allocation Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Basic Materials	150,899	—	150,899	—
Capital Goods	133,164	—	133,164	—
Communications Services	856,778	—	856,778	—
Consumer Discretionary	235,880,508	1,260,056	234,620,452	—
Consumer Staples	110,657,494	2,481,725	108,175,769	—
Energy	108,842,495	8,880,278	99,962,217	—
Financials	375,917,628	24,455,466	350,891,813	570,349
Health Care	116,257,541	—	116,257,541	—
Industrials	281,088,067	1,206,690	279,881,377	—
Information Technology	95,054,604	2,980,624	92,073,980	—
Materials	149,292,829	14,319,535	134,973,294	—
Technology	35,007	—	35,007	—
Telecommunications Services	34,220,050	—	34,220,050	—
Utilities	44,252,946	—	44,252,946	—
Long-Term Fixed Income
Basic Materials	3,092,175	—	3,092,175	—
Capital Goods	847,814	—	847,814	—
Communications Services	6,091,939	—	6,091,939	—
Consumer Cyclical	1,147,533	—	1,147,533	—
Consumer Non-Cyclical^	2,147,983	—	2,147,983	0
Energy	20,254,839	—	20,254,839	—
Financials	11,738,774	—	11,738,774	—
Foreign Government	109,735,096	—	109,149,475	585,621
Transportation	865,300	—	865,300	—
Utilities	4,707,711	—	4,707,711	—
Preferred Stock
Communications Services	1,063,323	—	1,063,323	—
Energy	2,252,160	2,252,160	—	—
Financials	245,254	—	245,254	—
Industrials	231,682	—	231,682	—
Information Technology	5,396,666	—	5,396,666	—
Materials	4,282,232	684,631	3,597,601	—
Collateral Held for Securities Loaned	65,064,207	65,064,207	—	—
Short-Term Investments	34,733,134	34,533,157	199,977	—

Total	$1,826,537,832	$158,118,529	$1,667,263,333	$1,155,970

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	49,239	49,239	—	—
Foreign Currency Forward Contracts	329,028	—	329,028	—

Total Asset Derivatives	$378,267	$49,239	$329,028	$—

Liability Derivatives
Futures Contracts	215,338	188,865	26,473	—
Foreign Currency Forward Contracts	481,055	—	481,055	—

Total Liability Derivatives	$696,393	$188,865	$507,528	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	16	September 2014	$3,516,340	$3,513,500	($2,840)
5-Yr. U.S. Treasury Bond Futures	(118)	September 2014	(14,106,901)	(14,096,391)	10,510
10-Yr. U.S. Treasury Bond Futures	(8)	September 2014	(996,751)	(1,001,375)	(4,624)
30-Yr. U.S. Treasury Bond Futures	(9)	September 2014	(1,233,397)	(1,234,688)	(1,291)
ASX SPI 200 Index Futures	3	September 2014	377,736	378,643	907
CME 3 Month Eurodollar Futures	(67)	June 2017	(16,335,675)	(16,350,512)	(14,837)
CME 3 Month Eurodollar Futures	(141)	December 2016	(34,460,002)	(34,553,813)	(93,811)
CME 3 Month Eurodollar Futures	(109)	March 2017	(26,616,338)	(26,654,588)	(38,250)
CME 3 Month Eurodollar Futures	(88)	September 2016	(21,593,071)	(21,622,700)	(29,629)
Eurex EURO STOXX 50 Futures	43	September 2014	1,926,528	1,900,055	(26,473)
FTSE 100 Index Futures	8	September 2014	921,672	918,811	(2,861)
Mini MSCI EAFE Index Futures	41	September 2014	4,029,724	4,036,245	6,521
SGX MSCI Singapore Index Futures	1	July 2014	59,561	59,428	(133)
Tokyo Price Index Futures	10	September 2014	1,214,936	1,246,237	31,301
Ultra Long Term U.S. Treasury Bond
Futures	13	September 2014	1,949,777	1,949,188	(589)
Total Futures Contracts					($166,099)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Purchases
Brazilian Real	UBS	1,406,950	7/7/2014 - 7/28/2014	$625,353	$633,182	$7,829
Brazilian Real	MSC	4,039,059	7/9/2014 - 7/23/2014	1,765,749	1,821,633	55,884
Brazilian Real	HSBC	813,887	7/7/2014	353,000	367,591	14,591
Brazilian Real	RBC	3,359,557	7/3/2014 - 7/7/2014	1,471,434	1,517,770	46,336
Chilean Peso	HSBC	79,137,000	7/18/2014	142,128	142,896	768
Chilean Peso	CSFB	117,596,999	7/14/2014	212,907	212,410	(497)
Chilean Peso	BOA	194,682,299	7/10/2014	354,000	351,757	(2,243)
Chinese Yuan	MSC	4,898,528	8/11/2014	780,095	786,634	6,539
Chinese Yuan	BB	22,285,087	9/17/2014	3,559,000	3,572,284	13,284
Chinese Yuan	CITI	4,811,383	9/5/2014	765,498	771,756	6,258
Chinese Yuan	HSBC	9,477,952	7/11/2014	1,511,876	1,525,760	13,884
Chinese Yuan	DB	13,732,687	9/5/2014 - 9/17/2014	2,193,718	2,201,835	8,117
Euro	BNP	262,000	9/17/2014	354,700	358,836	4,136
Euro	MSC	262,500	9/17/2014	355,572	359,520	3,948
Euro	CITI	527,000	9/17/2014	714,404	721,780	7,376
Euro	BB	260,000	9/17/2014	353,369	356,096	2,727
Indian Rupee	SB	21,536,319	8/1/2014	356,975	355,240	(1,735)
Indian Rupee	WBC	41,709,725	9/23/2014	683,934	679,005	(4,929)
Indian Rupee	CITI	63,203,539	7/21/2014 - 9/26/2014	1,037,823	1,033,925	(3,898)
Indian Rupee	RBS	83,018,520	8/8/2014	1,368,249	1,367,237	(1,012)
Indian Rupee	BOA	124,894,770	7/2/2014 - 9/5/2014	2,083,528	2,065,468	(18,060)
Indian Rupee	JPM	42,940,333	7/17/2014	712,943	710,926	(2,017)
Indian Rupee	HSBC	41,696,483	9/26/2014	682,095	678,228	(3,867)
Indian Rupee	UBS	41,819,220	9/26/2014	683,823	680,224	(3,599)
Indian Rupee	BB	53,399,000	9/23/2014	874,032	869,298	(4,734)
Israeli Shekel	BOA	2,407,344	9/17/2014	694,219	701,455	7,236
Japanese Yen	JPM	36,167,063	9/17/2014	357,000	357,275	275
Japanese Yen	BOA	72,473,384	9/17/2014	713,000	715,925	2,925
Malaysian Ringgit	BB	4,128,824	8/5/2014	1,276,693	1,282,826	6,133
Malaysian Ringgit	DB	7,224,452	8/18/2014	2,243,549	2,242,315	(1,234)
Malaysian Ringgit	SB	1,825,062	7/14/2014	560,308	567,883	7,575
Malaysian Ringgit	WBC	5,013,628	8/5/2014 - 8/6/2014	1,544,422	1,557,633	13,211
Mexican Peso	JPM	23,453,220	9/17/2014	1,798,946	1,798,150	(796)
Mexican Peso	MSC	24,128,999	9/17/2014	1,855,292	1,849,962	(5,330)
Mexican Peso	HSBC	23,104,811	9/17/2014	1,767,639	1,771,438	3,799
Polish Zloty	CSFB	956,377	9/17/2014	312,782	313,479	697
Polish Zloty	JPM	942,244	9/17/2014	308,806	308,846	40
Polish Zloty	BOA	1,089,111	9/17/2014	358,951	356,986	(1,965)
Polish Zloty	BNP	2,131,506	9/17/2014	698,333	698,659	326
Polish Zloty	HSBC	971,193	9/17/2014	318,466	318,335	(131)
Polish Zloty	DB	3,668,074	9/17/2014	1,208,861	1,202,311	(6,550)
Polish Zloty	BB	1,087,226	9/17/2014	358,454	356,368	(2,086)
Russian Ruble	CITI	74,288,339	7/9/2014	2,148,428	2,182,257	33,829
Russian Ruble	CSFB	51,373,725	7/9/2014 - 7/21/2014	1,473,764	1,507,064	33,300
Turkish Lira	RBS	3,777,499	9/17/2014	1,768,375	1,754,493	(13,882)
Turkish Lira	DB	112,530	9/17/2014	53,000	52,265	(735)
Turkish Lira	JPM	1,521,005	9/17/2014	710,000	706,445	(3,555)
Turkish Lira	HSBC	1,545,542	9/17/2014	713,000	717,841	4,841
Total Purchases				$47,238,493	$47,461,502	$223,009
Sales
Australian Dollar	JPM	494,670	9/17/2014	$459,897	$463,708	($3,811)
Australian Dollar	DB	494,670	9/17/2014	459,872	463,708	(3,836)
Australian Dollar	WBC	509,660	9/17/2014	473,762	477,759	(3,997)
Brazilian Real	RBC	3,944,611	7/7/2014 - 8/4/2014	1,757,626	1,778,425	(20,799)
Brazilian Real	MSC	2,395,252	7/9/2014 - 7/28/2014	1,066,823	1,079,139	(12,316)
Brazilian Real	DB	3,028,720	7/18/2014	1,340,082	1,363,430	(23,348)
Brazilian Real	SB	2,881,203	7/18/2014	1,272,055	1,297,023	(24,968)
Brazilian Real	BNP	803,740	7/7/2014	356,000	363,008	(7,008)
Brazilian Real	UBS	1,596,589	7/3/2014 - 7/23/2014	714,820	719,814	(4,994)
Brazilian Real	CITI	962,650	7/7/2014 - 7/9/2014	426,838	434,564	(7,726)
Chinese Yuan	SB	2,375,302	9/17/2014	379,423	380,759	(1,336)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Foreign Currency Forward Contracts	Counterparty	Contracts to Deliver/Receive	Settlement Date	Value on Settlement Date	Value	Unrealized Gain/(Loss)
Sales - continued
Euro	WBC	4,971,748	7/31/2014	$6,747,681	$6,808,122	($60,441)
Euro	DB	885,000	9/17/2014	1,208,861	1,212,098	(3,237)
Euro	BNP	953,544	9/17/2014	1,303,217	1,305,975	(2,758)
Euro	BOA	263,500	9/17/2014	358,951	360,890	(1,939)
Euro	MSC	2,353,000	9/17/2014	3,206,581	3,222,673	(16,092)
Euro	SSB	259,273	9/17/2014	353,674	355,100	(1,426)
Euro	BB	263,000	9/17/2014	358,454	360,205	(1,751)
Euro	UBS	1,910,000	9/17/2014	2,587,467	2,615,939	(28,472)
Hungarian Forint	BOA	144,765,340	9/17/2014	647,575	638,635	8,940
Indian Rupee	BOA	83,263,180	7/2/2014	1,385,373	1,384,374	999
Israeli Shekel	DB	4,040,607	9/17/2014	1,167,782	1,177,357	(9,575)
Israeli Shekel	HSBC	1,731,798	9/17/2014	500,332	504,613	(4,281)
Israeli Shekel	BB	2,505,046	9/17/2014	723,579	729,923	(6,344)
Israeli Shekel	BOA	2,032,170	9/17/2014	587,240	592,136	(4,896)
Israeli Shekel	JPM	1,728,346	9/17/2014	500,042	503,607	(3,565)
Japanese Yen	BNP	26,932,262	9/17/2014	263,414	266,049	(2,635)
Japanese Yen	SSB	99,297,595	9/17/2014	971,686	980,907	(9,221)
Japanese Yen	DB	27,408,273	9/17/2014	268,779	270,751	(1,972)
Japanese Yen	UBS	26,649,044	9/17/2014	261,361	263,251	(1,890)
Malaysian Ringgit	HSBC	2,293,660	7/14/2014	713,000	713,691	(691)
Malaysian Ringgit	CSFB	1,136,907	8/18/2014	353,000	352,872	128
Malaysian Ringgit	DB	2,301,699	7/30/2014	713,000	715,480	(2,480)
Malaysian Ringgit	CITI	3,342,468	8/5/2014	1,029,180	1,038,505	(9,325)
Mexican Peso	DB	4,616,047	9/17/2014	353,000	353,911	(911)
Mexican Peso	JPM	4,624,540	9/17/2014	353,000	354,562	(1,562)
Mexican Peso	RBC	13,848,657	8/8/2014	1,060,478	1,064,541	(4,063)
Mexican Peso	SSB	52,652,428	8/8/2014 - 9/17/2014	4,012,298	4,045,214	(32,916)
New Taiwan Dollar	SB	16,560,165	8/22/2014	551,914	555,001	(3,087)
New Taiwan Dollar	UBS	16,817,071	8/1/2014	561,374	563,492	(2,118)
New Taiwan Dollar	WBC	33,680,545	7/17/2014	1,123,059	1,128,303	(5,244)
New Taiwan Dollar	HSBC	19,252,596	7/25/2014	639,706	645,039	(5,333)
Russian Ruble	JPM	12,132,480	7/9/2014	356,000	356,398	(398)
Russian Ruble	HSBC	36,162,945	7/21/2014	1,062,132	1,059,512	2,620
Russian Ruble	MSC	12,336,106	7/9/2014	357,000	362,379	(5,379)
Russian Ruble	CSFB	48,886,561	7/9/2014 - 7/21/2014	1,420,000	1,434,174	(14,174)
Singapore Dollar	HSBC	1,104,091	9/17/2014	882,739	885,716	(2,977)
Singapore Dollar	WBC	1,082,806	9/17/2014	865,795	868,642	(2,847)
Singapore Dollar	RBC	1,071,657	9/17/2014	857,902	859,697	(1,795)
Singapore Dollar	CITI	1,071,538	9/17/2014	857,265	859,602	(2,337)
Thai Baht	DB	45,605,272	7/14/2014 - 9/22/2014	1,400,346	1,402,896	(2,550)
Turkish Lira	RBS	3,851,653	9/17/2014	1,773,000	1,788,935	(15,935)
Turkish Lira	HSBC	1,523,727	9/17/2014	710,000	707,709	2,291
Turkish Lira	DB	112,514	9/17/2014	53,000	52,258	742
Total Sales				$54,167,435	$54,542,471	($375,036)
Net Unrealized Gain/(Loss) on Foreign Currency Forward Contracts						($152,027)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Counterparty
BOA	-	Bank of America
BB	-	Barclays Bank
BNP	-	BNP Paribas
CITI	-	Citibank
CSFB	-	CS First Boston Corporation
DB	-	Deutsche Bank
HSBC	-	HSBC Securities, Inc.
JPM	-	J.P. Morgan
MSC	-	Morgan Stanley & Company
RBC	-	The Royal Bank of Canada
RBS	-	The Royal Bank of Scotland
SB	-	Standard Bank plc
SSB	-	State Street Bank
UBS	-	UBS Securities, Ltd.
WBC	-	Westpac Banking Corporation

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$10,510
Total Interest Rate Contracts		10,510
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	38,729
Total Equity Contracts		38,729
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency
	forward contracts	329,028
Total Foreign Exchange Contracts		329,028

Total Asset Derivatives		$378,267

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	185,871
Total Interest Rate Contracts		185,871
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	29,467
Total Equity Contracts		29,467
Foreign Exchange Contracts
Forward Contracts	Net Assets - Net unrealized appreciation/(depreciation) on Foreign currency
	forward contracts	481,055
Total Foreign Exchange Contracts		481,055

Total Liability Derivatives		$696,393

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	179,389
Total Equity Contracts		179,389
Foreign Exchange Contracts
Forward Contracts	Net realized gains/(losses) on Foreign currency transactions	49,373
Total Foreign Exchange Contracts		49,373
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	200
Total Interest Rate Contracts		200

Total		$228,962

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Partner Worldwide Allocation Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(566,908)
Total Interest Rate Contracts		(566,908)
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(181,572)
Total Equity Contracts		(181,572)
Foreign Exchange Contracts
Forward Contracts	Change in net unrealized appreciation/(depreciation) on Foreign currency forward contracts	(170,629)
Total Foreign Exchange Contracts		(170,629)

Total		($919,109)

The following table presents Partner Worldwide Allocation Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Forwards (Notional)*	Forwards (Percentage of Average Net Assets)
Equity Contracts	$2,165,781	0.1%	N/A	N/A
Interest Rate
Contracts	55,041,643	3.2	N/A	N/A
Foreign Exchange
Contracts	N/A	N/A	$115,808,651	6.7%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Worldwide Allocation Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Worldwide Allocation Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$50,312,730	$346,864,365	$332,112,888	65,064,207	$65,064,207	$569,531
Cash Management Trust- Short Term Investment	29,071,341	198,973,939	193,512,123	34,533,157	34,533,157	6,788
Total Value and Income Earned	79,384,071				99,597,364	576,319

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.0%)	Value
Consumer Discretionary (12.6%)
6,540	AMC Networks, Inc.[a]	$402,145
7,680	Brunswick Corporation	323,558
19,200	Comcast Corporation	1,030,656
8,800	Delphi Automotive plc	604,912
7,720	Dick’s Sporting Goods, Inc.	359,443
13,810	Home Depot, Inc.	1,118,058
8,300	Jarden Corporation[a]	492,605
8,740	Macy’s, Inc.	507,095
4,210	Mohawk Industries, Inc.[a]	582,411
25,120	Service Corporation International	520,486
8,520	Starbucks Corporation	659,278
10,200	TJX Companies, Inc.	542,130
20,420	Twenty-First Century Fox, Inc.	717,763
7,160	Wyndham Worldwide Corporation	542,155

	Total	8,402,695

Consumer Staples (8.3%)
10,160	Colgate-Palmolive Company	692,709
13,560	CVS Caremark Corporation	1,022,017
4,600	Energizer Holdings, Inc.	561,338
9,410	Estee Lauder Companies, Inc.	698,787
8,760	Lorillard, Inc.	534,098
11,710	Natural Grocers by Vitamin Cottage, Inc.[a,b]	250,711
3,750	Nu Skin Enterprises, Inc.	277,350
8,530	PepsiCo, Inc.	762,070
5,880	Procter & Gamble Company	462,109
8,530	WhiteWave Foods Company[a]	276,116

	Total	5,537,305

Energy (9.9%)
12,750	Chevron Corporation	1,664,512
3,950	Diamondback Energy, Inc.[a]	350,760
2,990	Dril-Quip, Inc.[a]	326,628
7,580	EQT Corporation	810,302
6,320	FMC Technologies, Inc.[a]	385,962
4,330	Hess Corporation	428,194
5,680	Marathon Petroleum Corporation	443,438
8,950	Occidental Petroleum Corporation	918,538
10,600	Schlumberger, Ltd.	1,250,270

	Total	6,578,604

Financials (17.1%)
17,490	American International Group, Inc.	954,604
6,770	American Tower Corporation	609,165
63,910	Bank of America Corporation	982,297
10,620	Capital One Financial Corporation	877,212
23,000	CBRE Group, Inc.[a]	736,920
19,000	Citigroup, Inc.	894,900
15,530	Douglas Emmett, Inc.	438,257
5,260	E*TRADE Financial Corporation[a]	111,828
14,370	East West Bancorp, Inc.	502,806
2,200	Essex Property Trust, Inc.	406,802
25,410	FirstMerit Corporation	501,847
11,300	Invesco, Ltd.	426,575
17,260	J.P. Morgan Chase & Company	994,521
4,810	M&T Bank Corporation	596,680
4,690	McGraw-Hill Companies, Inc.	389,411
14,260	MetLife, Inc.	792,286
35,260	Regions Financial Corporation	374,461
5,170	Reinsurance Group of America, Inc.	407,913
6,740	State Street Corporation	453,332

	Total	11,451,817

Health Care (11.8%)
22,090	Abbott Laboratories	903,481
6,110	Air Methods Corporation[a,b]	315,582
8,390	BioMarin Pharmaceutical, Inc.[a]	521,942
19,180	Bristol-Myers Squibb Company	930,422
15,800	Catamaran Corporation[a]	697,728
6,650	Cubist Pharmaceuticals, Inc.[a]	464,303
6,190	Endo International plc[a]	433,424
12,950	Gilead Sciences, Inc.[a]	1,073,684
10,990	HCA Holdings, Inc.[a]	619,616
4,630	Medivation, Inc.[a]	356,880
5,940	Salix Pharmaceuticals, Ltd.[a]	732,699
6,563	Valeant Pharmaceuticals International, Inc.[a]	827,726

	Total	7,877,487

Industrials (11.5%)
6,710	Alaska Air Group, Inc.	637,785
15,150	Danaher Corporation	1,192,759
8,020	FedEx Corporation	1,214,068
4,990	Genesee & Wyoming, Inc.[a]	523,950
4,410	IDEX Corporation	356,063
14,100	Ingersoll-Rand plc	881,391
7,990	Manpower, Inc.	677,952
10,090	Pall Corporation	861,585
15,510	US Airways Group, Inc.[a]	666,310
6,350	WABCO Holdings, Inc.[a]	678,307

	Total	7,690,170

Information Technology (19.0%)
11,340	Adobe Systems, Inc.[a]	820,562
12,250	Agilent Technologies, Inc.	703,640
14,940	Apple, Inc.	1,388,374
6,380	Cavium, Inc.[a]	316,831
14,330	eBay, Inc.[a]	717,360
10,210	Facebook, Inc.[a]	687,031
1,650	Google, Inc.[a]	949,212
1,640	Google, Inc., Class Aa	958,859
48,530	Microsoft Corporation	2,023,701
12,060	Monolithic Power Systems, Inc.	510,741
7,900	NXP Semiconductors NVa	522,822
26,570	Oracle Corporation	1,076,882
17,790	QUALCOMM, Inc.	1,408,968
19,450	Total System Services, Inc.	610,925

	Total	12,695,908

Materials (3.7%)
8,440	Ashland, Inc.	917,766
4,230	Eagle Materials, Inc.	398,804
5,000	LyondellBasell Industries NV	488,250
6,510	Rock-Tenn Company	687,391

	Total	2,492,211

Telecommunications Services (2.1%)
8,610	SBA Communications Corporation[a]	880,803
15,510	T-Mobile US, Inc.[a]	521,446

	Total	1,402,249

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.0%)	Value
Utilities (3.0%)
4,540	Atmos Energy Corporation	242,436
13,760	Duke Energy Corporation	1,020,854
13,060	Edison International, Inc.	758,917

	Total	2,022,207

	Total Common Stock (cost $59,721,622)	66,150,653

	Collateral Held for Securities Loaned (0.9%)
574,887	Thrivent Cash Management Trust	574,887

	Total Collateral Held for Securities Loaned (cost $574,887)	574,887

Shares or Principal Amount	Short-Term Investments (1.2%)[c]
	Thrivent Cash Management Trust
792,957	0.050%	792,957

	Total Short-Term Investments (at amortized cost)	792,957

	Total Investments (cost $61,089,466) 101.1%	$67,518,497

	Other Assets and Liabilities, Net (1.1%)	(714,538)

	Total Net Assets 100.0%	$66,803,959

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$6,895,168
Gross unrealized depreciation	(483,169)

Net unrealized appreciation (depreciation)	$6,411,999

Cost for federal income tax purposes	$61,106,498

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner All Cap Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner All Cap Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	8,402,695	8,402,695	—	—
Consumer Staples	5,537,305	5,537,305	—	—
Energy	6,578,604	6,578,604	—	—
Financials	11,451,817	11,451,817	—	—
Health Care	7,877,487	7,877,487	—	—
Industrials	7,690,170	7,690,170	—	—
Information Technology	12,695,908	12,695,908	—	—
Materials	2,492,211	2,492,211	—	—
Telecommunications Services	1,402,249	1,402,249	—	—
Utilities	2,022,207	2,022,207	—	—
Collateral Held for Securities Loaned	574,887	574,887	—	—
Short-Term Investments	792,957	792,957	—	—

Total	$67,518,497	$67,518,497	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner All Cap Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$431,587	$4,615,298	$4,471,998	574,887	$574,887	$6,344
Cash Management Trust-Short Term Investment	818,729	6,017,186	6,042,958	792,957	792,957	292
Total Value and Income Earned	1,250,316				1,367,844	6,636

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (94.9%)	Value
Consumer Discretionary (19.3%)
142,954	Amazon.com, Inc.[a]	$46,428,600
45,400	AutoZone, Inc.[a]	24,345,296
526,509	Comcast Corporation	28,263,003
272,700	Home Depot, Inc.	22,077,792
333,750	Las Vegas Sands Corporation	25,438,425
353,550	NIKE, Inc.	27,417,803
238,850	Starbucks Corporation	18,482,213
481,900	Twenty-First Century Fox, Inc.	16,938,785

	Total	209,391,917

Consumer Staples (1.3%)
119,150	Anheuser-Busch InBev NV ADR	13,695,101

	Total	13,695,101

Energy (9.5%)
179,550	Cameron International Corporation[a]	12,157,331
159,400	EOG Resources, Inc.	18,627,484
299,000	Marathon Oil Corporation	11,936,080
229,419	Schlumberger, Ltd.	27,059,971
1,446,251	Weatherford International, Ltd.[a]	33,263,773

	Total	103,044,639

Financials (8.1%)
362,777	Citigroup, Inc.	17,086,797
929,500	Genworth Financial, Inc.[a]	16,173,300
347,239	J.P. Morgan Chase & Company	20,007,911
165,700	Visa, Inc.	34,914,647

	Total	88,182,655

Health Care (13.6%)
438,500	Cerner Corporation[a]	22,617,830
359,900	Covidien plc	32,455,782
742,900	Gilead Sciences, Inc.[a]	61,593,839
291,800	Johnson & Johnson	30,528,116

	Total	147,195,567

Industrials (10.6%)
210,250	Boeing Company	26,750,107
890,950	Delta Air Lines, Inc.	34,497,584
303,550	Fluor Corporation	23,342,995
307,600	Union Pacific Corporation	30,683,100

	Total	115,273,786

Information Technology (30.6%)
971,307	Apple, Inc.	90,263,559
762,450	EMC Corporation	20,082,933
515,100	Facebook, Inc.[a]	34,661,079
55,989	Google, Inc.[a]	32,209,352
70,289	Google, Inc., Class Aa	41,095,870
392,902	NetApp, Inc.	14,348,781
517,250	QUALCOMM, Inc.	40,966,200
407,350	Salesforce.com, Inc.[a]	23,658,888
223,100	Teradata Corporation[a]	8,968,620
270,900	VMware, Inc.[a,b]	26,225,829

	Total	332,481,111

Materials (1.9%)
141,000	Monsanto Company	17,588,340
142,100	Teck Resources, Ltd.[b]	3,244,143

	Total	20,832,483

	Total Common Stock (cost $761,536,023)	1,030,097,259

	Collateral Held for Securities Loaned (1.2%)
13,227,700	Thrivent Cash Management Trust	13,227,700

	Total Collateral Held for Securities Loaned (cost $13,227,700)	13,227,700

Shares or Principal Amount	Short-Term Investments (5.2%)[c]
	Federal Home Loan Bank Discount Notes
2,100,000	0.115%, 08/06/2014[d]	2,099,799
700,000	0.060%, 08/08/2014[d]	699,956
800,000	0.100%, 08/15/2014[d]	799,900
	Thrivent Cash Management Trust
53,166,737	0.050%	53,166,737

	Total Short-Term Investments (at amortized cost)	56,766,392

	Total Investments (cost $831,530,115) 101.3%	$1,100,091,351

	Other Assets and Liabilities, Net (1.3%)	(13,953,653)

	Total Net Assets 100.0%	$1,086,137,698

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2014, $2,199,789 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$273,450,498
Gross unrealized depreciation	(4,890,446)

Net unrealized appreciation (depreciation)	$268,560,052

Cost for federal income tax purposes	$831,531,299

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Large Cap Growth Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	209,391,917	209,391,917	—	—
Consumer Staples	13,695,101	13,695,101	—	—
Energy	103,044,639	103,044,639	—	—
Financials	88,182,655	88,182,655	—	—
Health Care	147,195,567	147,195,567	—	—
Industrials	115,273,786	115,273,786	—	—
Information Technology	332,481,111	332,481,111	—	—
Materials	20,832,483	20,832,483	—	—
Collateral Held for Securities Loaned	13,227,700	13,227,700	—	—
Short-Term Investments	56,766,392	53,166,737	3,599,655	—

Total	$1,100,091,351	$1,096,491,696	$3,599,655	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	309,769	—	309,769	—

Total Liability Derivatives	$309,769	$—	$309,769	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	582	September 2014	$26,026,789	$25,717,020	($309,769)
Total Futures Contracts					($309,769)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$309,769
Total Equity Contracts		309,769

Total Liability Derivatives		$309,769

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	3,234,991
Total Equity Contracts		3,234,991

Total		$3,234,991

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Growth Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Growth Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,539,140)
Total Equity Contracts		(1,539,140)

Total		($1,539,140)

The following table presents Large Cap Growth Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional*)	Futures (Percentage of Average Net Assets)
Equity Contracts	$26,741,764	2.5%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$3,392,112	$111,543,638	$101,708,050	13,227,700	$13,227,700	$5,030
Cash Management Trust-Short Term Investment	43,932,944	76,380,243	67,146,450	53,166,737	53,166,737	12,156
Total Value and Income Earned	47,325,056				66,394,437	17,186

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.2%)	Value
Consumer Discretionary (28.7%)
10,680	Amazon.com, Inc.[a]	$3,468,650
1,600	AutoZone, Inc.[a]	857,984
12,900	CarMax, Inc.[a]	670,929
1,100	Charter Communications, Inc.[a]	174,218
1,200	Chipotle Mexican Grill, Inc.[a]	711,012
9,500	Ctrip.com International, Ltd. ADR[a]	608,380
12,700	D.R. Horton, Inc.	312,166
8,600	Delphi Automotive plc	591,164
3,400	Dollar Tree, Inc.[a]	185,164
3,900	Hanesbrands, Inc.	383,916
4,300	Harley-Davidson, Inc.	300,355
9,900	Home Depot, Inc.	801,504
12,900	Las Vegas Sands Corporation	983,238
7,200	Lennar Corporation	302,256
20,200	Lowe’s Companies, Inc.	969,398
24,100	MGM Resorts International[a]	636,240
1,900	Netflix, Inc.[a]	837,140
5,400	NIKE, Inc.	418,770
2,190	Priceline Group, Inc.[a]	2,634,570
5,900	Ross Stores, Inc.	390,167
4,600	Sherwin-Williams Company	951,786
15,200	Starbucks Corporation	1,176,176
4,800	Starwood Hotels & Resorts Worldwide, Inc.	387,936
2,100	Tesla Motors, Inc.[a,b]	504,127
10,000	Tractor Supply Company	604,000
18,700	Twenty-First Century Fox, Inc.	657,305
4,300	Under Armour, Inc.[a]	255,807
1,700	Vipshop Holdings, Ltd.[a]	319,158
7,300	Walt Disney Company	625,902
98,800	Wynn Macau, Ltd.	386,967
3,500	Wynn Resorts, Ltd.	726,460

	Total	22,832,845

Consumer Staples (3.3%)
3,900	Costco Wholesale Corporation	449,124
10,700	CVS Caremark Corporation	806,459
4,400	Estee Lauder Companies, Inc.	326,744
2,658	Nestle SA	205,960
8,700	PepsiCo, Inc.	777,258
2,700	Whole Foods Market, Inc.	104,301

	Total	2,669,846

Energy (3.7%)
3,100	Concho Resources, Inc.[a]	447,950
1,700	Continental Resources, Inc.[a,b]	268,668
4,700	EQT Corporation	502,430
4,600	Pioneer Natural Resources Company	1,057,126
7,725	Range Resources Corporation	671,688

	Total	2,947,862

Financials (10.6%)
7,900	American Express Company	749,473
17,000	American Tower Corporation	1,529,660
1,300	BlackRock, Inc.	415,480
21,400	Crown Castle International Corporation	1,589,164
1,700	Intercontinental Exchange, Inc.	321,130
9,800	Invesco, Ltd.	369,950
14,600	Morgan Stanley	472,018
6,200	State Street Corporation	417,012
13,600	TD Ameritrade Holding Corporation	426,360
10,100	Visa, Inc.	2,128,171

	Total	8,418,418

Health Care (15.3%)
5,200	Alexion Pharmaceuticals, Inc.[a]	812,500
4,200	Allergan, Inc.	710,724
5,200	Biogen Idec, Inc.[a]	1,639,612
9,200	Celgene Corporation[a]	790,096
28,700	Gilead Sciences, Inc.[a]	2,379,517
3,500	Humana, Inc.	447,020
2,100	IDEXX Laboratories, Inc.[a]	280,497
5,800	Incyte Corporation[a]	327,352
1,400	Intuitive Surgical, Inc.[a]	576,520
8,800	McKesson Corporation	1,638,648
2,800	Pharmacyclics, Inc.[a]	251,188
1,000	Regeneron Pharmaceuticals, Inc.[a]	282,470
6,700	UnitedHealth Group, Inc.	547,725
7,400	Valeant Pharmaceuticals International, Inc.[a]	933,288
5,700	Vertex Pharmaceuticals, Inc.[a]	539,676

	Total	12,156,833

Industrials (13.7%)
9,100	Boeing Company	1,157,793
19,800	Danaher Corporation	1,558,854
8,300	Delta Air Lines, Inc.	321,376
3,900	Fastenal Company[b]	193,011
3,100	FedEx Corporation	469,278
2,300	Flowserve Corporation	171,005
2,800	JB Hunt Transport Services, Inc.	206,584
6,200	Kansas City Southern	666,562
6,500	Precision Castparts Corporation	1,640,600
5,400	Roper Industries, Inc.	788,454
12,600	Tyco International, Ltd.	574,560
1,400	Union Pacific Corporation	139,650
8,700	United Continental Holdings, Inc.[a]	357,309
7,100	United Technologies Corporation	819,695
24,600	US Airways Group, Inc.[a]	1,056,816
1,200	W.W. Grainger, Inc.	305,124
5,900	Wabtec Corporation	487,281

	Total	10,913,952

Information Technology (20.8%)
4,800	Akamai Technologies, Inc.[a]	293,088
15,200	Apple, Inc.	1,412,536
6,300	ASML Holding NVb	587,601
5,700	Baidu.com, Inc. ADR[a]	1,064,817
8,400	Cognizant Technology Solutions Corporation[a]	410,844
16,500	Facebook, Inc.[a]	1,110,285
5,200	Fiserv, Inc.[a]	313,664
4,290	Google, Inc.[a]	2,467,951
4,230	Google, Inc., Class Aa	2,473,154
3,000	LinkedIn Corporation[a]	514,410
22,900	MasterCard, Inc.	1,682,463
473	NAVER Corporation	389,736
3,400	NetSuite, Inc.[a,b]	295,392
2,500	QUALCOMM, Inc.	198,000
8,200	Red Hat, Inc.[a]	453,214
17,700	Salesforce.com, Inc.[a]	1,028,016

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (99.2%)	Value
Information Technology (20.8%) - continued
6,100	ServiceNow, Inc.[a]	$377,956
4,000	Stratasys, Ltd.[a]	454,520
21,000	Tencent Holdings, Ltd.	319,474
4,200	VMware, Inc.[a]	406,602
3,000	Workday, Inc.[a]	269,580

	Total	16,523,303

Materials (2.1%)
7,800	Ecolab, Inc.	868,452
500	FMC Corporation	35,595
1,900	Martin Marietta Materials, Inc.[b]	250,895
3,900	Praxair, Inc.	518,076

	Total	1,673,018

Telecommunications Services (1.0%)
10,400	Softbank Corporation	775,039

	Total	775,039

	Total Common Stock (cost $45,274,983)	78,911,116

	Preferred Stock (0.1%)
Consumer Discretionary (0.1%)
981	AirBNB, Inc.[a,c]	120,066

	Total	120,066

Information Technology (<0.1%)
4,432	LivingSocial.com, Convertible[a,c]	2,039

	Total	2,039

	Total Preferred Stock (cost $153,901)	122,105

	Collateral Held for Securities Loaned (2.6%)
2,055,325	Thrivent Cash Management Trust	2,055,325

	Total Collateral Held for Securities Loaned (cost $2,055,325)	2,055,325

Shares or Principal Amount	Short-Term Investments (0.6%)[d]
	Thrivent Cash Management Trust
484,650	0.050%	484,650

	Total Short-Term Investments (at amortized cost)	484,650

	Total Investments (cost $47,968,859) 102.5%	$81,573,196

	Other Assets and Liabilities, Net (2.5%)	(2,024,528)

	Total Net Assets 100.0%	$79,548,668

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	Security is fair valued.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$33,643,744
Gross unrealized depreciation	(114,766)

Net unrealized appreciation (depreciation)	$33,528,978

Cost for federal income tax purposes	$48,044,218

The accompanying Notes to Financial Statements are an integral part of this schedule.

Partner Growth Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Partner Growth Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	22,832,845	22,445,878	386,967	—
Consumer Staples	2,669,846	2,463,886	205,960	—
Energy	2,947,862	2,947,862	—	—
Financials	8,418,418	8,418,418	—	—
Health Care	12,156,833	12,156,833	—	—
Industrials	10,913,952	10,913,952	—	—
Information Technology	16,523,303	15,814,093	709,210	—
Materials	1,673,018	1,673,018	—	—
Telecommunications Services	775,039	—	775,039	—
Preferred Stock
Consumer Discretionary	120,066	—	—	120,066
Information Technology	2,039	—	—	2,039
Collateral Held for Securities Loaned	2,055,325	2,055,325	—	—
Short-Term Investments	484,650	484,650	—	—

Total	$81,573,196	$79,373,915	$2,077,176	$122,105

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Partner Growth Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$1,711,975	$10,958,898	$10,615,548	2,055,325	$2,055,325	$1,500
Cash Management Trust-Short Term Investment	724,634	6,468,610	6,708,594	484,650	484,650	228
Total Value and Income Earned	2,436,609				2,539,975	1,728

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.7%)	Value
Consumer Discretionary (9.6%)
168,080	CBS Corporation	$10,444,491
359,840	Delphi Automotive plc	24,735,402
654,100	Lowe’s Companies, Inc.	31,390,259
615,080	News Corporation	21,054,188
176,110	Time Warner Cable, Inc.	25,941,003

	Total	113,565,343

Consumer Staples (7.2%)
416,070	CVS Caremark Corporation	31,359,196
110,500	Kimberly-Clark Corporation	12,289,810
111,787	Kraft Foods Group, Inc.	6,701,631
489,572	Mondelez International, Inc.	18,412,803
124,109	Philip Morris International, Inc.	10,463,630
66,500	Wal-Mart Stores, Inc.	4,992,155

	Total	84,219,225

Energy (14.6%)
279,400	Cameron International Corporation[a]	18,918,174
144,375	Chevron Corporation	18,848,156
214,138	EOG Resources, Inc.	25,024,167
205,922	EQT Corporation	22,013,062
639,751	Marathon Oil Corporation	25,538,860
221,650	Schlumberger, Ltd.	26,143,617
499,700	Total SA ADR[b]	36,078,340

	Total	172,564,376

Financials (22.3%)
153,180	ACE, Ltd.	15,884,766
221,660	Allstate Corporation	13,015,875
2,074,990	Bank of America Corporation	31,892,596
379,900	Blackstone Group, LPa	12,703,856
856,150	Citigroup, Inc.	40,324,665
285,000	Comerica, Inc.	14,295,600
284,433	Deutsche Bank AGb	10,006,353
498,503	Genworth Financial, Inc.[a]	8,673,952
562,960	Invesco, Ltd.	21,251,740
703,520	MetLife, Inc.	39,087,571
763,360	Morgan Stanley	24,679,429
82,980	State Street Corporation	5,581,235
104,159	SVB Financial Group[a]	12,147,023
261,389	Wells Fargo & Company	13,738,606

	Total	263,283,267

Health Care (13.7%)
50,600	Amgen, Inc.	5,989,522
358,790	Baxter International, Inc.	25,940,517
234,090	Covidien plc	21,110,236
172,300	Express Scripts Holding Company[a]	11,945,559
161,785	Johnson & Johnson	16,925,947
751,700	Merck & Company, Inc.	43,485,845
580,800	Pfizer, Inc.	17,238,144
225,347	UnitedHealth Group, Inc.	18,422,117

	Total	161,057,887

Industrials (9.0%)
98,100	Boeing Company	12,481,263
751,200	CSX Corporation	23,144,472
151,400	Fluor Corporation	11,642,660
203,840	Honeywell International, Inc.	18,946,928
261,800	Ingersoll-Rand plc	16,365,118
206,600	Jacobs Engineering Group, Inc.[a]	11,007,648
180,440	Pentair, Ltd.	13,013,333

	Total	106,601,422

Information Technology (13.3%)
1,833,790	Cisco Systems, Inc.	45,569,681
483,660	Microsoft Corporation	20,168,622
392,380	NetApp, Inc.	14,329,718
539,500	Oracle Corporation	21,865,935
246,180	Symantec Corporation	5,637,522
351,000	Teradata Corporation[a]	14,110,200
490,190	Texas Instruments, Inc.	23,426,180
248,650	Xilinx, Inc.	11,763,632

	Total	156,871,490

Materials (3.1%)
188,000	Celanese Corporation	12,084,640
282,980	Dow Chemical Company	14,562,151
210,540	Nucor Corporation	10,369,095

	Total	37,015,886

Telecommunications Services (1.9%)
464,714	Verizon Communications, Inc.	22,738,456

	Total	22,738,456

Utilities (4.0%)
429,790	NiSource, Inc.	16,907,939
615,880	PG&E Corporation	29,574,557

	Total	46,482,496

	Total Common Stock (cost $828,535,773)	1,164,399,848

	Collateral Held for Securities Loaned (3.4%)
40,273,125	Thrivent Cash Management Trust	40,273,125

	Total Collateral Held for Securities Loaned (cost $40,273,125)	40,273,125

Shares or Principal Amount	Short-Term Investments (1.1%)[c]
12,252,694	Thrivent Cash Management Trust 0.050%	12,252,694

	Total Short-Term Investments (at amortized cost)	12,252,694

	Total Investments (cost $881,061,592) 103.2%	$1,216,925,667

	Other Assets and Liabilities, Net (3.2%)	(37,169,078)

	Total Net Assets 100.0%	$1,179,756,589

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Value Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$341,418,399
Gross unrealized depreciation	(5,959,686)

Net unrealized appreciation (depreciation)	$335,458,713

Cost for federal income tax purposes	$881,466,954

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Large Cap Value Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	113,565,343	113,565,343	—	—
Consumer Staples	84,219,225	84,219,225	—	—
Energy	172,564,376	172,564,376	—	—
Financials	263,283,267	263,283,267	—	—
Health Care	161,057,887	161,057,887	—	—
Industrials	106,601,422	106,601,422	—	—
Information Technology	156,871,490	156,871,490	—	—
Materials	37,015,886	37,015,886	—	—
Telecommunications Services	22,738,456	22,738,456	—	—
Utilities	46,482,496	46,482,496	—	—
Collateral Held for Securities Loaned	40,273,125	40,273,125	—	—
Short-Term Investments	12,252,694	12,252,694	—	—

Total	$1,216,925,667	$1,216,925,667	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Value Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$11,313,000	$163,927,450	$134,967,325	40,273,125	$40,273,125	$38,557
Cash Management Trust-Short Term Investment	26,006,398	17,562,668	31,316,372	12,252,694	12,252,694	4,623
Total Value and Income Earned	37,319,398				52,525,819	43,180

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (93.5%)	Value
Consumer Discretionary (12.1%)
19,400	Alpine Electronics, Inc.	$273,600
41,942	Amazon.com, Inc.[a]	13,621,923
30,900	Aoyama Trading Company, Ltd.	846,205
27,850	AutoZone, Inc.[a]	14,934,284
7,800	Bayerische Motoren Werke AG	746,790
8,100	Bridgestone Corporation[b]	283,690
270,250	Comcast Corporation	14,507,020
6,900	Continental AG	1,595,355
9,500	Crown Resorts, Ltd.	135,408
1,500	Daimler AG	140,122
49,900	EDION Corporation	346,405
241,277	Esprit Holdings, Ltd.	342,405
6,700	Exedy Corporation	199,414
8,378	Faurecia	316,136
3,100	Flight Centre Travel Group, Ltd.	129,902
400	Forbo Holding AG	426,477
84,500	Halfords Group plc	683,550
73,400	Haseko Corporation	590,620
247,300	Home Retail Group plc	747,230
28,400	Honda Motor Company, Ltd.[b]	991,011
134,800	ITV plc	410,794
49,100	JB Hi-Fi, Ltd.	848,976
26,000	JM AB	963,637
800	Kuoni Reisen Holding AG	309,605
146,775	Las Vegas Sands Corporation	11,187,191
388,000	Li & Fung, Ltd.	574,706
284,000	Luk Fook Holdings International, Ltd.	832,807
13,800	Next plc	1,527,695
27,300	Persimmon plc	594,582
48,500	Peugeot SAa	717,589
17,800	Publicis Groupe SAb	1,508,665
1,600	Rinnai Corporation	154,464
5,300	RTL Group SA	588,277
3,500	SA D’Ieteren NV	146,612
240,300	Samsonite International SA	792,125
114,000	Seiko Holdings Corporation	463,196
20,000	Sekisui House, Ltd.	274,450
50,200	SHOWA Corporation	611,589
36,609	Slater & Gordon, Ltd.	178,302
139,500	Starbucks Corporation	10,794,510
76,700	Sumitomo Forestry Company, Ltd.	936,479
11,100	Suzuki Motor Corporation	348,225
414,550	Twenty-First Century Fox, Inc.	14,571,433
800	Valora Holding AG	206,745
1,800	Volkswagen AG	471,450
24,600	WH Smith plc	450,149
4,800	Wolters Kluwer NV	142,183
6,600	WPP plc	143,826
214,000	Wynn Macau, Ltd.	838,167

	Total	103,445,976

Consumer Staples (8.3%)
3,100	AarhusKarlshamn AB	207,135
122,700	Anheuser-Busch InBev NV ADR	14,103,138
11,500	Asahi Group Holdings, Ltd.	361,134
46,500	Britvic plc	578,897
3,900	Carrefour SA	143,809
8,400	Casino Guichard Perrachon SA	1,113,674
106,350	CVS Caremark Corporation	8,015,599
67,400	Greencore Group plc	306,364
3,500	Henkel AG & Company KGaA	351,980
3,300	Imperial Tobacco Group plc	148,460
10,500	Kerry Group plc	784,588
16,100	Kesko Oyj	636,207
171,900	Kimberly-Clark Corporation	19,118,718
15,815	Koninklijke Ahold NV	296,549
7,100	KOSE Corporation	271,358
9,900	Matsumotokiyoshi Holdings
	Company, Ltd.	342,666
7,900	Nestle SA	612,147
116,400	Parmalat SPA	398,148
181,725	Philip Morris International, Inc.	15,321,235
5,100	Rallye SA	278,254
25,300	Reckitt Benckiser Group plc	2,206,026
20,510	SalMar ASA	357,910
8,100	Suedzucker AGb	163,562
51,700	Wal-Mart Stores, Inc.	3,881,119
353,000	Wilmar International, Ltd.	903,630

	Total	70,902,307

Energy (10.8%)
164,900	BP plc	1,452,089
110,100	Cameron International Corporation[a]	7,454,871
10,100	CAT Oil AG	258,871
1,000	Delek Group, Ltd.	413,650
24,600	Eni SPA	672,802
14,900	Ensco plc	827,993
87,890	EOG Resources, Inc.	10,270,825
20,900	ERG SPA	322,529
396,200	Marathon Oil Corporation	15,816,304
45,500	Neste Oil Oyj	887,820
10,600	Origin Energy, Ltd.	146,106
90,297	Royal Dutch Shell plc	3,728,372
632	Royal Dutch Shell plc, Class A	26,116
60,600	Royal Dutch Shell plc, Class B	2,633,669
5,400	Saipem SPA[a]	145,601
101,685	Schlumberger, Ltd.	11,993,746
21,200	Showa Shell Sekiyu KK	240,980
13,800	Total SA	998,426
108,800	Total SA ADR[b]	7,855,360
1,102,650	Weatherford International, Ltd.[a]	25,360,950
9,600	Woodside Petroleum, Ltd.	372,206

	Total	91,879,286

Financials (15.3%)
101,080	ACE, Ltd.	10,481,996
10,000	Allianz SE	1,669,139
18,600	Amlin plc	148,875
69,200	Assicurazioni Generali SPA	1,515,516
77,500	Aviva plc	676,167
11,700	AXA SA	279,552
58,400	Bank Leumi Le-Israel BMa	227,618
241,884	Bank of America Corporation	3,717,757
4,100	Bank of Georgia Holdings plc	164,876
196,250	Blackstone Group, LPa	6,562,600
16,400	Catlin Group, Ltd.	150,079
110,100	Challenger, Ltd.	772,316
320,830	Citigroup, Inc.	15,111,093
11,800	CNP Assurances	244,908
136,900	Comerica, Inc.	6,866,904
34,500	Commonwealth Bank of Australia	2,631,255
51,466	Credit Agricole SA	726,641
12,900	Daito Trust Construction Company, Ltd.	1,516,899
110,000	Daiwa Securities Group, Inc.	953,070

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (93.5%)	Value
Financials (15.3%) - continued
131,200	Deutsche Bank AG	$4,615,616
19,900	EXOR SPA	816,348
52,900	FlexiGroup, Ltd.	158,052
48,788	Friends Life Group, Ltd.	263,074
380,200	Genworth Financial, Inc.[a]	6,615,480
3,900	Grupo Catalana Occidente SA	141,568
1,600	Hannover Rueckversicherung SE	144,082
200	Helvetia Holding AG	91,824
25,801	Hiscox, Ltd.	312,180
117,200	Intermediate Capital Group plc	782,276
281,810	Invesco, Ltd.	10,638,328
2,500	iShares MSCI EAFE Index Fund	170,925
107,500	Israel Discount Bank, Ltd.[a]	181,992
366,199	J.P. Morgan Chase & Company	21,100,386
171,500	Mizuho Financial Group, Inc.	352,519
3,800	Muenchener Rueckversicherungs-Gesellschaft AG	841,504
4,600	National Australia Bank, Ltd.	142,181
50,700	Natixis	325,388
26,900	NKSJ Holdings, Inc.	724,824
48,600	Old Mutual plc	164,241
58,000	Oversea-Chinese Banking Corporation, Ltd.	444,867
30,700	Paragon Group of Companies plc	184,803
40,100	Phoenix Group Holdings	445,391
7,500	Sampo Oyj	379,143
3,200	Schweizerische National-Versicherungs-Gesellschaft AG	220,117
4,800	SCOR SE	165,278
107,431	State Street Corporation	7,225,809
74,472	Storebrand ASA[a]	418,975
600	Swiss Life Holding AGa	142,225
62,600	UnipolSai Assicurazioni SPA	201,097
84,817	United Overseas Bank, Ltd.	1,533,723
222,173	Wells Fargo & Company	11,677,413
67,900	Westpac Banking Corporation	2,171,862
8,600	Zurich Insurance Group AGa	2,590,202

	Total	130,800,954

Health Care (12.4%)
11,600	Actelion, Ltd.	1,468,209
28,800	Amgen, Inc.	3,409,056
66,820	Baxter International, Inc.	4,831,086
126,100	Cerner Corporation[a]	6,504,238
79,160	Covidien plc	7,138,649
182,709	Gilead Sciences, Inc.[a]	15,148,403
100,420	GlaxoSmithKline plc	2,673,688
2,600	Grifols SA	142,064
17,600	H. Lundbeck AS	433,143
16,100	Hikma Pharmaceuticals plc	462,097
17,900	ICON plc[a]	843,269
203,050	Johnson & Johnson	21,243,091
7,000	Kaken Pharmaceutical Company, Ltd.	148,123
412,280	Merck & Company, Inc.	23,850,398
33,600	Novartis AG	3,042,762
426,450	Pfizer, Inc.	12,657,036
2,900	Roche Holding AG	864,075
15,200	Shire plc	1,192,329
2,800	Teva Pharmaceutical Industries, Ltd.	147,092
6,600	Zeria Pharmaceutical Company, Ltd.	157,516

	Total	106,356,324

Industrials (9.9%)
4,500	Actividades de Construccion y Servicios SA	205,966
2,800	Adecco SA	230,423
8,500	Aica Kogyo Company, Ltd.	181,657
114,665	Air New Zealand, Ltd.	208,782
16,432	Arcadis NV	566,271
2,800	Assa Abloy AB	142,425
20,900	BAE Systems plc	154,800
51,200	Berendsen plc	857,496
27,300	Bodycote plc	321,207
126,150	Boeing Company	16,050,064
1,200	Bucher Industries AG	411,771
24,100	Cardno, Ltd.[b]	143,554
33,647	Caterpillar, Inc.	3,656,419
40,600	Daifuku Company, Ltd.	569,423
307,750	Delta Air Lines, Inc.	11,916,080
27,800	Deutsche Lufthansa AG	596,784
5,400	DKSH Holding AG	410,276
36,300	Downer EDI, Ltd.	154,919
4,400	Duerr AG	389,558
10,300	Elbit Systems, Ltd.	633,613
58,942	Fluor Corporation	4,532,640
800	Georg Fischer AGa	572,589
6,100	Go-Ahead Group plc	247,180
80,000	Hanwa Company, Ltd.	346,510
20,300	Hino Motors, Ltd.	280,066
7,400	Hoshizaki Electric Company, Ltd.	369,357
4,200	Implenia AG	282,715
30,500	Intrum Justitia AB	909,724
70,600	ITOCHU Corporation	906,348
107,327	Jacobs Engineering Group, Inc.[a]	5,718,383
2,000	Jardine Matheson Holdings, Ltd.	118,690
42,000	Kajima Corporation	185,778
6,200	Kanamoto Company, Ltd.	247,248
26,000	Kandenko Company, Ltd.	151,192
14,500	Keller Group plc	228,357
24,000	Kinden Corporation	233,540
18,400	Komatsu, Ltd.	427,124
3,500	KONE Oyj	145,936
22,800	Legrand SA	1,395,068
14,200	Leighton Holdings, Ltd.	263,659
28,200	Mineral Resources, Ltd.	255,240
74,600	Mitie Group plc	406,904
113,000	Mitsui Engineering & Shipbuilding Company, Ltd.	253,778
19,600	Monadelphous Group, Ltd.[b]	290,233
22,000	NICHIAS Corporation	151,668
15,400	Nitto Kogyo Corporation	339,019
59,194	Northgate plc	531,501
115,000	NTN Corporation	503,052
7,616	Osterreichische Post AG	378,297
17,168	Randstad Holding NV	930,663
12,200	Safran SA	798,670
19,850	Seaspan Corporation[b]	464,689
12,300	Securitas AB	145,844
25,000	Seino Holdings Company, Ltd.	283,942
25,800	Seven Group Holdings, Ltd.	180,348
18,000	ShinMaywa Industries, Ltd.	158,958
18,200	Siemens AG	2,403,021

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (93.5%)	Value
Industrials (9.9%) - continued
10,100	Teleperformance SA	$618,745
73,000	Toppan Printing Company, Ltd.	564,456
12,000	TOTO, Ltd.	161,832
220,800	Transpacific Industries Group, Ltd.[a]	211,286
5,400	Travis Perkins plc	151,228
189,550	Union Pacific Corporation	18,907,613
5,000	Wolseley plc	273,904
6,500	WS Atkins plc	146,617

	Total	84,875,100

Information Technology (17.5%)
395,388	Apple, Inc.	36,743,407
16,900	Ascom Holding AG	286,628
310,534	Blinkx plc[a]	336,646
2,000	Cap Gemini SA	142,728
21,600	Carsales.com, Ltd.	215,713
25,000	Check Point Software Technologies, Ltd.[a,b]	1,675,750
201,700	Cisco Systems, Inc.	5,012,245
14,500	CSR plc	146,838
18,444	Dialog Semiconductor plc[a]	638,199
16,800	Econocom Group	159,317
113,600	Electrocomponents plc	510,502
504,250	EMC Corporation	13,281,945
9,400	F@N Communications, Inc.	154,489
101,825	Facebook, Inc.[a]	6,851,804
48,700	FUJIFILM Holdings NPV	1,359,246
19,194	Google, Inc.[a]	11,041,924
19,194	Google, Inc., Class Aa	11,222,156
60,000	Hitachi Kokusai Electric, Inc.	831,380
5,300	Hoya Corporation	176,213
21,300	Indra Sistemas SA	380,344
11,600	Infineon Technologies AG	144,805
900	Keyence Corporation	393,559
24,750	Kulicke and Soffa Industries, Inc.[a]	352,935
11,800	NEC Networks & System Integration Corporation	287,936
194,800	NetApp, Inc.	7,114,096
6,600	Nice-Systems, Ltd.	270,106
5,400	NTT Data Corporation	207,665
15,400	NXP Semiconductors NVa	1,019,172
5,200	OBIC Company, Ltd.	171,496
289,000	Oki Electric Industry Company, Ltd.	642,624
8,800	OMRON Corporation	371,092
41,200	Optimal Payments plc[a]	282,037
51,200	Pace plc	310,969
13,000	Playtech plc	136,969
172,981	QUALCOMM, Inc.	13,700,095
116,400	Salesforce.com, Inc.[a]	6,760,512
1,800	SAP AG ADR	138,699
27,300	Seiko Epson Corporation	1,161,457
3,700	Spectris plc	140,595
177,100	Symantec Corporation	4,055,590
20,400	TE Connectivity, Ltd.	1,261,536
140,800	Teradata Corporation[a]	5,660,160
13,000	ULVAC, Inc.[a]	277,119
93,105	VMware, Inc.[a]	9,013,495
31,000	VTech Holdings, Ltd.[b]	411,979
9,600	Wincor Nixdorf AG	546,734
70,720	Xilinx, Inc.	3,345,763

	Total	149,346,669

Materials (2.9%)
661,833	Arrium, Ltd.	497,847
5,500	BHP Billiton plc	178,799
147,000	Celanese Corporation	9,449,160
159,750	Dow Chemical Company	8,220,735
52,400	Ence Energia y Celulosa SAa	136,854
3,900	Holmen AB	139,574
8,000	Mondi plc	145,238
110,700	Nippon Light Metal Holdings Company, Ltd.	168,615
12,000	Nippon Paint Company, Ltd.	254,080
149,000	Oji Holdings Corporation	613,137
8,100	Rio Tinto plc	437,351
6,300	Smurfit Kappa Group plc	144,194
22,500	Stora Enso Oyj	218,748
30,000	Sumitomo Metal Mining Company, Ltd.	489,659
132,000	Sumitomo Osaka Cement Company, Ltd.	502,068
119,000	Taiheiyo Cement Corporation	479,813
51,000	Toagosei Company, Ltd.	229,629
50,000	Tokuyama Corporation	159,001
196,000	Tosoh Corporation	950,632
37,800	UPM-Kymmene Oyj	645,683
20,900	Voestalpine AGb	996,368

	Total	25,057,185

Telecommunications Services (1.0%)
572,400	Bezeq Israel Telecommunication Corporation, Ltd.	1,071,298
104,600	BT Group plc	687,330
34,500	Elisa Oyj	1,055,361
26,700	Freenet AG	847,919
9,400	KDDI Corporation	573,528
28,500	Nippon Telegraph & Telephone Corporation	1,776,344
82,000	Singapore Telecommunications, Ltd.	253,437
200	Swisscom AG	116,175
656,400	Telecom Italia SPA[a]	830,807
88,300	Telstra Corporation, Ltd.	433,798
303,090	Vodafone Group plc	1,013,006

	Total	8,659,003

Utilities (3.3%)
10,000	AGL Energy, Ltd.	146,070
25,900	Centrica plc	138,399
175,300	Electricidade de Portugal SA	879,588
11,300	Electricite de France[b]	355,813
3,700	Endesa SA	143,067
252,100	Enel SPA	1,466,375
40,000	Fortum Oyj	1,074,079
14,300	Gas Natural SDG SAb	451,783
316,080	NiSource, Inc.	12,434,587
220,800	PG&E Corporation	10,602,816
1,700	Red Electrica Corporacion SAb	155,401

	Total	27,847,978

	Total Common Stock (cost $659,271,858)	799,170,782

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Preferred Stock (<0.1%)	Value
Consumer Staples (<0.1%)
1,600	Henkel AG & Company KGaA	$184,852

	Total	184,852

	Total Preferred Stock (cost $178,733)	184,852

	Collateral Held for Securities Loaned (1.7%)
14,482,831	Thrivent Cash Management Trust	14,482,831

	Total Collateral Held for Securities Loaned (cost $14,482,831)	14,482,831

Shares or Principal Amount	Short-Term Investments (6.2%)[c]
	Federal Home Loan Bank Discount Notes
7,100,000	0.095%, 07/25/2014[d]	7,099,550
	Thrivent Cash Management Trust
45,397,060	0.050%	45,397,060

	Total Short-Term Investments (at amortized cost)	52,496,610

	Total Investments (cost $726,430,032) 101.4%	$866,335,075

	Other Assets and Liabilities, Net (1.4%)	(11,902,930)

	Total Net Assets 100.0%	$854,432,145

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d	At June 30, 2014, $2,999,810 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR -	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$145,284,298
Gross unrealized depreciation	(7,839,030)

Net unrealized appreciation (depreciation)	$137,445,268

Cost for federal income tax purposes	$728,889,807

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Large Cap Stock Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	103,445,976	79,616,361	23,829,615	—
Consumer Staples	70,902,307	60,439,809	10,462,498	—
Energy	91,879,286	79,580,049	12,299,237	—
Financials	130,800,954	104,784,307	26,016,647	—
Health Care	106,356,324	95,625,226	10,731,098	—
Industrials	84,875,100	61,245,888	23,629,212	—
Information Technology	149,346,669	138,112,585	11,234,084	—
Materials	25,057,185	17,669,895	7,387,290	—
Telecommunications Services	8,659,003	—	8,659,003	—
Utilities	27,847,978	23,037,403	4,810,575	—
Preferred Stock
Consumer Staples	184,852	—	184,852	—
Collateral Held for Securities Loaned	14,482,831	14,482,831	—	—
Short-Term Investments	52,496,610	45,397,060	7,099,550	—

Total	$866,335,075	$719,991,414	$146,343,661	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	394,865	—	394,865	—

Total Liability Derivatives	$394,865	$—	$394,865	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
Eurex EURO STOXX 50 Futures	747	September 2014	$33,402,793	$33,007,928	($394,865)
Total Futures Contracts					($394,865)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$394,865
Total Equity Contracts		394,865

Total Liability Derivatives		$394,865

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	5,371,196
Total Equity Contracts		5,371,196

Total		$5,371,196

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Stock Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Stock Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(2,283,490)
Total Equity Contracts		(2,283,490)

Total		($2,283,490)

The following table presents Large Cap Stock Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$34,802,691	4.2%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Stock Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$—	$55,752,904	$41,270,073	14,482,831	$14,482,831	$26,128
Cash Management Trust-Short Term Investment	51,163,767	65,320,361	71,087,068	45,397,060	45,397,060	10,726
Total Value and Income Earned	51,163,767				59,879,891	36,854

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Discretionary (11.7%)
8,800	Amazon.com, Inc.[a]	$2,858,064
1,500	AutoNation, Inc.[a]	89,520
800	AutoZone, Inc.[a]	428,992
4,800	Bed Bath & Beyond, Inc.[a]	275,424
6,525	Best Buy Company, Inc.	202,340
5,400	BorgWarner, Inc.	352,026
5,050	Cablevision Systems Corporation[b]	89,133
5,250	CarMax, Inc.[a]	273,053
10,300	Carnival Corporation	387,795
12,572	CBS Corporation	781,224
700	Chipotle Mexican Grill, Inc.[a]	414,757
6,500	Coach, Inc.	222,235
61,415	Comcast Corporation	3,296,757
6,700	D.R. Horton, Inc.	164,686
3,100	Darden Restaurants, Inc.	143,437
6,550	Delphi Automotive plc	450,247
11,050	DIRECTV[a]	939,361
5,200	Discovery Communications, Inc.[a]	386,256
7,150	Dollar General Corporation[a]	410,124
4,900	Dollar Tree, Inc.[a]	266,854
2,450	Expedia, Inc.	192,962
2,250	Family Dollar Stores, Inc.	148,815
93,011	Ford Motor Company	1,603,510
1,150	Fossil, Inc.[a]	120,198
5,300	Gannett Company, Inc.	165,943
6,162	Gap, Inc.	256,154
2,850	Garmin, Ltd.	173,565
30,988	General Motors Company	1,124,864
3,600	Genuine Parts Company	316,080
6,500	Goodyear Tire & Rubber Company	180,570
70	Graham Holdings Company	50,268
6,400	H&R Block, Inc.	214,528
5,150	Harley-Davidson, Inc.	359,727
1,600	Harman International Industries, Inc.	171,888
2,700	Hasbro, Inc.[b]	143,235
32,250	Home Depot, Inc.	2,610,960
9,967	Interpublic Group of Companies, Inc.	194,456
15,650	Johnson Controls, Inc.	781,404
4,600	Kohl’s Corporation	242,328
3,300	Leggett & Platt, Inc.[b]	113,124
4,150	Lennar Corporation	174,217
5,754	Limited Brands, Inc.	337,530
23,600	Lowe’s Companies, Inc.	1,132,564
8,518	Macy’s, Inc.	494,214
5,206	Marriott International, Inc.	333,705
7,950	Mattel, Inc.	309,811
23,300	McDonald’s Corporation	2,347,242
4,200	Michael Kors Holdings, Ltd.[a]	372,330
1,400	Mohawk Industries, Inc.[a]	193,676
1,400	Netflix, Inc.[a]	616,840
6,573	Newell Rubbermaid, Inc.	203,697
11,725	News Corporation[a]	210,347
17,400	NIKE, Inc.	1,349,370
3,350	Nordstrom, Inc.	227,565
6,100	Omnicom Group, Inc.	434,442
2,500	O’Reilly Automotive, Inc.[a]	376,500
2,350	PetSmart, Inc.	140,530
1,200	Priceline Group, Inc.[a]	1,443,600
8,042	Pulte Group, Inc.	162,127
1,900	PVH Corporation	221,540
1,400	Ralph Lauren Corporation	224,966
5,050	Ross Stores, Inc.	333,956
2,550	Scripps Networks Interactive, Inc.	206,907
2,000	Sherwin-Williams Company	413,820
1,400	Snap-On, Inc.	165,928
15,275	Staples, Inc.	165,581
17,750	Starbucks Corporation	1,373,495
4,500	Starwood Hotels & Resorts Worldwide, Inc.	363,690
14,950	Target Corporation	866,353
2,600	Tiffany & Company	260,650
6,558	Time Warner Cable, Inc.	965,993
20,900	Time Warner, Inc.	1,468,225
16,600	TJX Companies, Inc.	882,290
3,300	Tractor Supply Company	199,320
2,600	TripAdvisor, Inc.[a]	282,516
45,100	Twenty-First Century Fox, Inc.	1,585,265
3,800	Under Armour, Inc.[a]	226,062
2,400	Urban Outfitters, Inc.[a]	81,264
8,150	VF Corporation	513,450
9,222	Viacom, Inc.	799,824
38,097	Walt Disney Company	3,266,437
1,857	Whirlpool Corporation	258,532
3,022	Wyndham Worldwide Corporation	228,826
1,900	Wynn Resorts, Ltd.	394,364
10,430	Yum! Brands, Inc.	846,916

	Total	49,053,341

Consumer Staples (9.4%)
47,000	Altria Group, Inc.	1,971,180
15,418	Archer-Daniels-Midland Company	680,088
10,250	Avon Products, Inc.	149,752
3,787	Brown-Forman Corporation	356,622
4,200	Campbell Soup Company	192,402
3,050	Clorox Company	278,770
89,500	Coca-Cola Company	3,791,220
5,550	Coca-Cola Enterprises, Inc.	265,179
20,550	Colgate-Palmolive Company	1,401,099
9,900	ConAgra Foods, Inc.	293,832
3,950	Constellation Brands, Inc.[a]	348,113
10,350	Costco Wholesale Corporation	1,191,906
27,694	CVS Caremark Corporation	2,087,297
4,650	Dr Pepper Snapple Group, Inc.	272,397
6,000	Estee Lauder Companies, Inc.	445,560
14,550	General Mills, Inc.	764,457
3,000	Green Mountain Coffee Roasters, Inc.	373,830
3,500	Hershey Company	340,795
3,200	Hormel Foods Corporation	157,920
2,451	J.M. Smucker Company	261,203
6,000	Kellogg Company	394,200
8,892	Kimberly-Clark Corporation	988,968
14,117	Kraft Foods Group, Inc.	846,314
12,100	Kroger Company	598,103
8,600	Lorillard, Inc.	524,342
3,100	McCormick & Company, Inc.	221,929
4,778	Mead Johnson Nutrition Company	445,166
3,750	Molson Coors Brewing Company	278,100
40,002	Mondelez International, Inc.	1,504,475
3,200	Monster Beverage Corporation[a]	227,296
35,780	PepsiCo, Inc.	3,196,585
37,150	Philip Morris International, Inc.	3,132,117
63,888	Procter & Gamble Company	5,020,958

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Consumer Staples (9.4%) - continued
7,350	Reynolds American, Inc.	$443,573
5,450	Safeway, Inc.	187,153
13,750	Sysco Corporation	514,938
6,500	Tyson Foods, Inc.	244,010
20,600	Walgreen Company	1,527,078
38,150	Wal-Mart Stores, Inc.	2,863,921
8,700	Whole Foods Market, Inc.	336,081

	Total	39,118,929

Energy (10.6%)
11,872	Anadarko Petroleum Corporation	1,299,628
9,070	Apache Corporation	912,623
10,283	Baker Hughes, Inc.	765,569
9,900	Cabot Oil & Gas Corporation	337,986
4,800	Cameron International Corporation[a]	325,008
11,950	Chesapeake Energy Corporation	371,406
44,846	Chevron Corporation	5,854,645
2,050	Cimarex Energy Company	294,093
28,799	ConocoPhillips	2,468,938
5,350	Consol Energy, Inc.	246,475
8,300	Denbury Resources, Inc.	153,218
9,000	Devon Energy Corporation	714,600
1,650	Diamond Offshore Drilling, Inc.[b]	81,890
5,450	Ensco plc	302,856
12,800	EOG Resources, Inc.	1,495,808
3,550	EQT Corporation	379,495
101,140	Exxon Mobil Corporation	10,182,775
5,500	FMC Technologies, Inc.[a]	335,885
19,900	Halliburton Company	1,413,099
2,550	Helmerich & Payne, Inc.	296,080
6,250	Hess Corporation	618,062
15,800	Kinder Morgan, Inc.	572,908
15,968	Marathon Oil Corporation	637,443
6,884	Marathon Petroleum Corporation	537,434
3,950	Murphy Oil Corporation	262,596
6,150	Nabors Industries, Ltd.	180,625
10,050	National Oilwell Varco, Inc.	827,617
3,200	Newfield Exploration Company[a]	141,440
5,950	Noble Corporation	199,682
8,450	Noble Energy, Inc.	654,537
18,500	Occidental Petroleum Corporation	1,898,655
6,350	Peabody Energy Corporation	103,823
13,374	Phillips 66	1,075,671
3,350	Pioneer Natural Resources Company	769,864
4,250	QEP Resources, Inc.	146,625
3,950	Range Resources Corporation	343,453
2,900	Rowan Companies plc	92,597
30,644	Schlumberger, Ltd.	3,614,460
8,350	Southwestern Energy Company[a]	379,842
15,754	Spectra Energy Corporation	669,230
3,050	Tesoro Corporation	178,944
8,000	Transocean, Ltd.[b]	360,240
12,600	Valero Energy Corporation	631,260
17,250	Williams Companies, Inc.	1,004,122

	Total	44,133,207

Financials (16.4%)
7,900	ACE, Ltd.	819,230
1,250	Affiliated Managers Group, Inc.[a]	256,750
10,750	Aflac, Inc.	669,187
10,232	Allstate Corporation	600,823
21,500	American Express Company	2,039,705
34,267	American International Group, Inc.	1,870,293
9,300	American Tower Corporation	836,814
4,500	Ameriprise Financial, Inc.	540,000
7,025	Aon plc	632,882
3,436	Apartment Investment & Management Company	110,880
1,700	Assurant, Inc.	111,435
2,901	AvalonBay Communities, Inc.	412,493
247,610	Bank of America Corporation	3,805,766
26,902	Bank of New York Mellon Corporation	1,008,287
17,000	BB&T Corporation	670,310
42,419	Berkshire Hathaway, Inc.[a]	5,368,549
3,000	BlackRock, Inc.	958,800
3,600	Boston Properties, Inc.	425,448
13,523	Capital One Financial Corporation	1,117,000
6,550	CBRE Group, Inc.[a]	209,862
27,775	Charles Schwab Corporation	747,981
5,750	Chubb Corporation	529,977
3,438	Cincinnati Financial Corporation	165,162
71,893	Citigroup, Inc.	3,386,160
7,450	CME Group, Inc.	528,577
4,300	Comerica, Inc.	215,688
7,850	Crown Castle International Corporation	582,941
11,075	Discover Financial Services	686,429
6,760	E*TRADE Financial Corporation[a]	143,718
7,900	Equity Residential	497,700
1,450	Essex Property Trust, Inc.	268,120
20,094	Fifth Third Bancorp	429,007
9,500	Franklin Resources, Inc.	549,480
12,250	General Growth Properties, Inc.	288,610
11,700	Genworth Financial, Inc.[a]	203,580
9,850	Goldman Sachs Group, Inc.	1,649,284
10,600	Hartford Financial Services Group, Inc.	379,586
10,750	HCP, Inc.	444,835
7,200	Health Care REIT, Inc.	451,224
17,791	Host Hotels & Resorts, Inc.	391,580
11,200	Hudson City Bancorp, Inc.	110,096
19,571	Huntington Bancshares, Inc.	186,707
2,700	Intercontinental Exchange, Inc.	510,030
10,200	Invesco, Ltd.	385,050
89,448	J.P. Morgan Chase & Company	5,153,994
20,850	KeyCorp	298,780
9,650	Kimco Realty Corporation	221,757
2,450	Legg Mason, Inc.[b]	125,709
7,451	Leucadia National Corporation	195,365
6,194	Lincoln National Corporation	318,619
7,200	Loews Corporation	316,872
3,050	M&T Bank Corporation[b]	378,353
3,300	Macerich Company	220,275
13,000	Marsh & McLennan Companies, Inc.	673,660
6,400	McGraw-Hill Companies, Inc.	531,392
26,532	MetLife, Inc.	1,474,118
4,450	Moody’s Corporation	390,087
33,050	Morgan Stanley	1,068,506
2,750	NASDAQ OMX Group, Inc.	106,205
9,950	Navient Corporation	176,215
5,250	Northern Trust Corporation	337,102
7,300	People’s United Financial, Inc.	110,741
4,150	Plum Creek Timber Company, Inc.	187,165

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Financials (16.4%) - continued
12,564	PNC Financial Services Group, Inc.	$1,118,824
6,450	Principal Financial Group, Inc.	325,596
12,850	Progressive Corporation	325,876
11,746	Prologis, Inc.	482,643
10,900	Prudential Financial, Inc.	967,593
3,400	Public Storage, Inc.	582,590
32,577	Regions Financial Corporation	345,968
7,344	Simon Property Group, Inc.	1,221,160
10,150	State Street Corporation	682,689
12,550	SunTrust Banks, Inc.	502,753
6,168	T. Rowe Price Group, Inc.	520,641
2,100	Torchmark Corporation	172,032
8,181	Travelers Companies, Inc.	769,587
42,935	U.S. Bancorp	1,859,944
6,124	Unum Group	212,870
6,900	Ventas, Inc.	442,290
11,900	Visa, Inc.	2,507,449
4,097	Vornado Realty Trust	437,273
113,440	Wells Fargo & Company	5,962,406
13,782	Weyerhaeuser Company	456,046
6,450	XL Group plc	211,109
4,350	Zions Bancorporation	128,195

	Total	68,716,485

Health Care (13.0%)
35,250	Abbott Laboratories	1,441,725
37,150	AbbVie, Inc.	2,096,746
4,100	Actavis, Inc.[a]	914,505
8,489	Aetna, Inc.	688,288
4,700	Alexion Pharmaceuticals, Inc.[a]	734,375
7,000	Allergan, Inc.	1,184,540
5,350	AmerisourceBergen Corporation	388,731
17,890	Amgen, Inc.	2,117,639
12,750	Baxter International, Inc.	921,825
4,500	Becton, Dickinson and Company	532,350
5,600	Biogen Idec, Inc.[a]	1,765,736
31,100	Boston Scientific Corporation[a]	397,147
38,998	Bristol-Myers Squibb Company	1,891,793
1,800	C.R. Bard, Inc.	257,418
8,025	Cardinal Health, Inc.	550,194
4,887	CareFusion Corporation[a]	216,738
18,900	Celgene Corporation[a]	1,623,132
6,950	Cerner Corporation[a]	358,481
6,400	CIGNA Corporation	588,608
10,600	Covidien plc	955,908
4,200	DaVita HealthCare Partners, Inc.[a]	303,744
3,350	DENTSPLY International, Inc.	158,623
2,500	Edwards Lifesciences Corporation[a]	214,600
23,200	Eli Lilly and Company	1,442,344
18,295	Express Scripts Holding Company[a]	1,268,392
5,550	Forest Laboratories, Inc.[a]	549,450
36,100	Gilead Sciences, Inc.[a]	2,993,051
3,930	Hospira, Inc.[a]	201,884
3,650	Humana, Inc.	466,178
900	Intuitive Surgical, Inc.[a]	370,620
66,890	Johnson & Johnson	6,998,032
2,000	Laboratory Corporation of America Holdings[a]	204,800
5,442	McKesson Corporation	1,013,355
23,500	Medtronic, Inc.	1,498,360
69,083	Merck & Company, Inc.	3,996,452
8,800	Mylan, Inc.[a]	453,728
1,950	Patterson Companies, Inc.	77,044
2,650	PerkinElmer, Inc.	124,126
3,100	Perrigo Company plc	451,856
150,960	Pfizer, Inc.	4,480,493
3,400	Quest Diagnostics, Inc.[b]	199,546
1,850	Regeneron Pharmaceuticals, Inc.[a]	522,569
6,684	St. Jude Medical, Inc.	462,867
6,950	Stryker Corporation	586,024
2,325	Tenet Healthcare Corporation[a]	109,136
9,350	Thermo Fisher Scientific, Inc.	1,103,300
23,250	UnitedHealth Group, Inc.	1,900,687
2,450	Varian Medical Systems, Inc.[a]	203,693
5,550	Vertex Pharmaceuticals, Inc.[a]	525,474
2,000	Waters Corporation[a]	208,880
6,650	WellPoint, Inc.	715,607
3,950	Zimmer Holdings, Inc.	410,247
11,800	Zoetis, Inc.	380,786

	Total	54,221,827

Industrials (10.3%)
14,700	3M Company	2,105,628
4,200	ADT Corporation[b]	146,748
2,101	Allegion plc	119,085
5,750	AMETEK, Inc.	300,610
15,810	Boeing Company	2,011,506
3,500	C.H. Robinson Worldwide, Inc.	223,265
14,700	Caterpillar, Inc.	1,597,449
2,400	Cintas Corporation	152,496
23,700	CSX Corporation	730,197
4,050	Cummins, Inc.	624,874
14,150	Danaher Corporation	1,114,029
8,600	Deere & Company	778,730
20,000	Delta Air Lines, Inc.	774,400
3,950	Dover Corporation	359,252
900	Dun & Bradstreet Corporation	99,180
10,994	Eaton Corporation plc	848,517
16,500	Emerson Electric Company	1,094,940
2,850	Equifax, Inc.	206,739
4,700	Expeditors International of Washington, Inc.	207,552
6,400	Fastenal Company[b]	316,736
6,560	FedEx Corporation	993,053
1,650	First Solar, Inc.[a]	117,249
3,250	Flowserve Corporation	241,637
3,750	Fluor Corporation	288,375
7,650	General Dynamics Corporation	891,607
236,400	General Electric Company	6,212,592
18,475	Honeywell International, Inc.	1,717,251
9,000	Illinois Tool Works, Inc.	788,040
5,950	Ingersoll-Rand plc	371,934
4,019	Iron Mountain, Inc.	142,474
3,100	Jacobs Engineering Group, Inc.[a]	165,168
2,400	Joy Global, Inc.[b]	147,792
2,600	Kansas City Southern	279,526
2,050	L-3 Communications Holdings, Inc.	247,538
6,300	Lockheed Martin Corporation	1,012,599
8,350	Masco Corporation	185,370
7,150	Nielsen Holdings NV	346,132
7,300	Norfolk Southern Corporation	752,119
5,098	Northrop Grumman Corporation	609,874
8,337	PACCAR, Inc.	523,814
2,600	Pall Corporation	222,014
3,475	Parker Hannifin Corporation	436,912
4,599	Pentair, Ltd.	331,680
4,750	Pitney Bowes, Inc.	131,195

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Industrials (10.3%) - continued
3,400	Precision Castparts Corporation	$858,160
5,100	Quanta Services, Inc.[a]	176,358
7,400	Raytheon Company	682,650
6,320	Republic Services, Inc.	239,970
3,250	Robert Half International, Inc.	155,155
3,250	Rockwell Automation, Inc.	406,770
3,200	Rockwell Collins, Inc.	250,048
2,350	Roper Industries, Inc.	343,124
1,250	Ryder System, Inc.	110,113
16,350	Southwest Airlines Company	439,161
3,700	Stanley Black & Decker, Inc.	324,934
2,000	Stericycle, Inc.[a]	236,840
6,600	Textron, Inc.	252,714
10,900	Tyco International, Ltd.	497,040
21,400	Union Pacific Corporation	2,134,650
16,600	United Parcel Service, Inc.	1,704,156
19,900	United Technologies Corporation	2,297,455
1,400	W.W. Grainger, Inc.	355,978
10,149	Waste Management, Inc.	453,965
4,300	Xylem, Inc.	168,044

	Total	43,055,163

Information Technology (18.0%)
15,000	Accenture plc	1,212,600
10,900	Adobe Systems, Inc.[a]	788,724
7,815	Agilent Technologies, Inc.	448,894
4,200	Akamai Technologies, Inc.[a]	256,452
1,250	Alliance Data Systems Corporation[a]	351,563
7,400	Altera Corporation	257,224
3,700	Amphenol Corporation	356,458
7,400	Analog Devices, Inc.	400,118
141,250	Apple, Inc.[c]	13,126,362
28,700	Applied Materials, Inc.	647,185
5,350	Autodesk, Inc.[a]	301,633
11,350	Automatic Data Processing, Inc.	899,828
5,900	Avago Technologies, Ltd.	425,213
13,150	Broadcom Corporation	488,128
7,562	CA, Inc.	217,332
121,000	Cisco Systems, Inc.	3,006,850
3,850	Citrix Systems, Inc.[a]	240,817
14,400	Cognizant Technology Solutions Corporation[a]	704,304
3,450	Computer Sciences Corporation	218,040
30,900	Corning, Inc.	678,255
26,900	eBay, Inc.[a]	1,346,614
7,400	Electronic Arts, Inc.[a]	265,438
48,386	EMC Corporation	1,274,487
1,800	F5 Networks, Inc.[a]	200,592
40,650	Facebook, Inc.[a]	2,735,339
6,800	Fidelity National Information Services, Inc.	372,232
5,950	Fiserv, Inc.[a]	358,904
3,300	FLIR Systems, Inc.	114,609
2,750	GameStop Corporation[b]	111,293
6,700	Google, Inc.[a]	3,854,376
6,700	Google, Inc., Class Aa	3,917,289
2,500	Harris Corporation	189,375
44,136	Hewlett-Packard Company	1,486,500
118,000	Intel Corporation	3,646,200
22,500	International Business Machines Corporation	4,078,575
6,700	Intuit, Inc.	539,551
4,350	Jabil Circuit, Inc.	90,915
11,150	Juniper Networks, Inc.[a]	273,621
3,900	KLA-Tencor Corporation	283,296
3,800	Lam Research Corporation	256,804
5,550	Linear Technology Corporation	261,238
23,850	MasterCard, Inc.	1,752,260
4,700	Microchip Technology, Inc.[b]	229,407
25,050	Micron Technology, Inc.[a]	825,397
176,950	Microsoft Corporation	7,378,815
5,355	Motorola Solutions, Inc.	356,482
7,800	NetApp, Inc.	284,856
13,300	NVIDIA Corporation	246,582
81,037	Oracle Corporation	3,284,430
7,650	Paychex, Inc.	317,934
39,900	QUALCOMM, Inc.	3,160,080
4,450	Red Hat, Inc.[a]	245,951
13,400	Salesforce.com, Inc.[a]	778,272
5,300	SanDisk Corporation	553,479
7,700	Seagate Technology plc	437,514
16,424	Symantec Corporation	376,110
9,650	TE Connectivity, Ltd.	596,756
3,750	Teradata Corporation[a]	150,750
25,500	Texas Instruments, Inc.	1,218,645
3,900	Total System Services, Inc.	122,499
2,950	VeriSign, Inc.[a]	143,990
4,950	Western Digital Corporation	456,885
12,780	Western Union Company[b]	221,605
25,685	Xerox Corporation	319,521
6,300	Xilinx, Inc.	298,053
22,100	Yahoo!, Inc.[a]	776,373

	Total	75,215,874

Materials (3.3%)
5,000	Air Products and Chemicals, Inc.	643,100
1,600	Airgas, Inc.	174,256
27,414	Alcoa, Inc.	408,194
2,569	Allegheny Technologies, Inc.	115,862
2,300	Avery Dennison Corporation	117,875
3,350	Ball Corporation	209,978
2,400	Bemis Company, Inc.	97,584
1,200	CF Industries Holdings, Inc.	288,636
28,393	Dow Chemical Company	1,461,104
21,761	E.I. du Pont de Nemours and Company	1,424,040
3,600	Eastman Chemical Company	314,460
6,350	Ecolab, Inc.	707,009
3,250	FMC Corporation	231,367
24,342	Freeport-McMoRan Copper & Gold, Inc.	888,483
1,900	International Flavors & Fragrances, Inc.	198,132
10,271	International Paper Company	518,377
9,850	LyondellBasell Industries NV	961,853
3,981	MeadWestvaco Corporation	176,199
12,378	Monsanto Company	1,544,032
7,650	Mosaic Company	378,293
11,798	Newmont Mining Corporation	300,141
7,500	Nucor Corporation	369,375
3,900	Owens-Illinois, Inc.[a]	135,096
3,300	PPG Industries, Inc.	693,495
6,900	Praxair, Inc.	916,596
4,552	Sealed Air Corporation	155,542
2,800	Sigma-Aldrich Corporation	284,144
3,400	United States Steel Corporation[b]	88,536
3,050	Vulcan Materials Company	194,437

	Total	13,996,196

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Common Stock (98.3%)	Value
Telecommunications Services (2.4%)
122,389	AT&T, Inc.	$4,327,675
13,575	CenturyLink, Inc.	491,415
23,778	Frontier Communications Corporation[b]	138,864
98,096	Verizon Communications, Inc.	4,799,837
14,207	Windstream Corporation[b]	141,502

	Total	9,899,293

Utilities (3.2%)
15,500	AES Corporation	241,025
2,805	AGL Resources, Inc.	154,359
5,700	Ameren Corporation	233,016
11,460	American Electric Power Company, Inc.	639,124
10,023	CenterPoint Energy, Inc.	255,987
6,300	CMS Energy Corporation	196,245
6,850	Consolidated Edison, Inc.	395,519
13,644	Dominion Resources, Inc.	975,819
4,150	DTE Energy Company	323,161
16,602	Duke Energy Corporation	1,231,702
7,650	Edison International, Inc.	444,542
4,200	Entergy Corporation	344,778
20,124	Exelon Corporation	734,124
9,884	FirstEnergy Corporation	343,172
1,665	Integrys Energy Group, Inc.	118,431
10,250	NextEra Energy, Inc.	1,050,420
7,359	NiSource, Inc.	289,503
7,400	Northeast Utilities	349,798
7,900	NRG Energy, Inc.	293,880
4,850	ONEOK, Inc.	330,188
5,900	Pepco Holdings, Inc.	162,132
10,900	PG&E Corporation	523,418
2,600	Pinnacle West Capital Corporation	150,384
14,850	PPL Corporation	527,621
11,900	Public Service Enterprise Group, Inc.	485,401
3,300	SCANA Corporation	177,573
5,325	Sempra Energy	557,581
20,950	Southern Company	950,711
4,800	TECO Energy, Inc.	88,704
5,400	Wisconsin Energy Corporation	253,368
11,805	Xcel Energy, Inc.	380,475

	Total	13,202,161

	Total Common Stock (cost $238,747,488)	410,612,476

	Collateral Held for Securities Loaned (0.7%)
2,954,940	Thrivent Cash Management Trust	2,954,940

	Total Collateral Held for Securities Loaned (cost $2,954,940)	2,954,940

Shares or Principal Amount	Short-Term Investments (1.7%)[d]
7,076,297	Thrivent Cash Management Trust 0.050%	$7,076,297

	Total Short-Term Investments (at amortized cost)	7,076,297

	Total Investments (cost $248,778,725) 100.7%	$420,643,713

	Other Assets and Liabilities, Net (0.7%)	(3,117,046)

	Total Net Assets 100.0%	$417,526,667

a	Non-income producing security.
b	All or a portion of the security is on loan.
c	At June 30, 2014, $1,301,020 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
d	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Definitions:

REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$181,000,812
Gross unrealized depreciation	(9,135,824)

Net unrealized appreciation (depreciation)	$171,864,988

Cost for federal income tax purposes	$248,778,725

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Large Cap Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	49,053,341	49,053,341	—	—
Consumer Staples	39,118,929	39,118,929	—	—
Energy	44,133,207	44,133,207	—	—
Financials	68,716,485	68,716,485	—	—
Health Care	54,221,827	54,221,827	—	—
Industrials	43,055,163	43,055,163	—	—
Information Technology	75,215,874	75,215,874	—	—
Materials	13,996,196	13,996,196	—	—
Telecommunications Services	9,899,293	9,899,293	—	—
Utilities	13,202,161	13,202,161	—	—
Collateral Held for Securities Loaned	2,954,940	2,954,940	—	—
Short-Term Investments	7,076,297	7,076,297	—	—

Total	$420,643,713	$420,643,713	$—	$—

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	93,584	93,584	—	—

Total Asset Derivatives	$93,584	$93,584	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	70	September 2014	$6,739,816	$6,833,400	$93,584
Total Futures Contracts					$93,584

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$93,584
Total Equity Contracts		93,584

Total Asset Derivatives		$93,584

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	587,530
Total Equity Contracts		587,530

Total		$587,530

The accompanying Notes to Financial Statements are an integral part of this schedule.

Large Cap Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Large Cap Index Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(162,905)
Total Equity Contracts		(162,905)

Total		($162,905)

The following table presents Large Cap Index Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$6,242,545	1.6%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Large Cap Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust-Collateral Investment	$1,553,927	$7,129,969	$5,728,956	2,954,940	$2,954,940	$3,602
Cash Management Trust-Short Term Investment	6,939,002	9,472,127	9,334,832	7,076,297	7,076,297	1,517
Total Value and Income Earned	8,492,929				10,031,237	5,119

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Communications Services (2.2%)
	Cengage Learning Aquisitions, Term Loan
$5,406,450	7.000%, 3/31/2020	$5,463,921
	Clear Channel Communications, Inc., Term Loan
134,677	3.800%, 1/29/2016	133,724
7,733,196	6.900%, 1/30/2019	7,690,354
2,487,127	7.650%, 7/30/2019	2,491,007
	IMG Worldwide, Inc., Term Loan
3,250,000	8.250%, 5/6/2022	3,302,812
	McGraw-Hill Global Education, LLC, Term Loan
2,239,366	5.750%, 3/22/2019	2,275,755

	Total	21,357,573

Consumer Cyclical (0.3%)
	Mohegan Tribal Gaming Authority, Term Loan
2,696,450	5.500%, 11/19/2019	2,738,029

	Total	2,738,029

Consumer Non-Cyclical (0.8%)
	Albertsons, Inc., Term Loan
2,970,094	4.750%, 3/21/2019	2,983,073
	HCA, Inc., Term Loan
4,694,074	2.984%, 5/1/2018	4,699,191

	Total	7,682,264

Financials (0.6%)
	DJO Finance, LLC, Term Loan
3,258,331	4.250%, 9/15/2017	3,268,530
	Nuveen Investments, Inc., Term Loan
2,650,000	6.500%, 2/28/2019	2,672,234

	Total	5,940,764

Technology (0.5%)
	First Data Corporation Extended, Term Loan
4,280,676	4.154%, 3/23/2018	4,286,027

	Total	4,286,027

	Total Bank Loans (cost $41,028,640)	42,004,657

Principal Amount	Long-Term Fixed Income (91.0%)
Asset-Backed Securities (0.3%)
	Renaissance Home Equity Loan Trust
2,178,189	5.746%, 5/25/2036	1,631,398
1,800,000	6.011%, 5/25/2036	1,320,374

	Total	2,951,772

Basic Materials (7.8%)
	APERAM
2,645,000	7.750%, 4/1/2018[b]	2,813,619
	Bluescope Steel, Ltd.
1,590,000	7.125%, 5/1/2018[b]	1,707,262
	CONSOL Energy, Inc.
2,770,000	8.250%, 4/1/2020	2,998,525
	First Quantum Minerals, Ltd.
3,535,000	6.750%, 2/15/2020[c]	3,641,050
3,535,000	7.000%, 2/15/2021[c]	3,636,631
	FMG Resources Pty. Ltd.
1,590,000	6.000%, 4/1/2017[c,d]	1,641,675
2,165,000	6.875%, 2/1/2018[c,d]	2,273,250
5,550,000	8.250%, 11/1/2019[c,d]	6,042,562
	Graphic Packaging International, Inc.
1,600,000	7.875%, 10/1/2018	1,685,920
790,000	4.750%, 4/15/2021	805,800
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
6,410,000	8.875%, 2/1/2018	6,666,400
	INEOS Group Holdings SA
3,245,000	6.125%, 8/15/2018[c,d]	3,358,575
	Magnetation, LLC
2,640,000	11.000%, 5/15/2018[c]	2,884,200
	Midwest Vanadium, Pty. Ltd.
3,430,000	11.500%, 2/15/2018[b]	1,474,900
	NOVA Chemicals Corporation
5,500,000	8.625%, 11/1/2019	5,874,000
	Novelis, Inc.
3,950,000	8.750%, 12/15/2020	4,384,500
	Rayonier AM Products, Inc.
1,190,000	5.500%, 6/1/2024[c]	1,210,825
	Resolute Forest Products, Inc.
4,960,000	5.875%, 5/15/2023	4,885,600
	Ryerson, Inc.
2,100,000	9.000%, 10/15/2017	2,247,000
	Sappi Papier Holding GmbH
2,645,000	8.375%, 6/15/2019[c,d]	2,916,112
	Signode Industrial Group Lux SA
1,080,000	6.375%, 5/1/2022[c]	1,093,500
	Tembec Industries, Inc.
3,180,000	11.250%, 12/15/2018	3,442,350
	Trinseo Materials Operating SCA
1,085,000	8.750%, 2/1/2019	1,169,088
	Westmoreland Coal Company
3,930,000	10.750%, 2/1/2018	4,219,838
	Westmoreland Escrow Corporation
1,350,000	10.750%, 2/1/2018[c]	1,449,563

	Total	74,522,745

Capital Goods (7.8%)
	Abengoa Finance SAU
3,250,000	7.750%, 2/1/2020[c]	3,619,688
	Berry Plastics Corporation
2,710,000	5.500%, 5/15/2022	2,725,244
	Brand Energy & Infrastructure Services, Inc.
2,170,000	8.500%, 12/1/2021[c]	2,316,475
	Case New Holland, Inc.
2,550,000	7.875%, 12/1/2017	2,970,750
	Cemex Finance, LLC
3,795,000	9.375%, 10/12/2017[c]	4,463,869
270,000	6.000%, 4/1/2024[c]	281,138
	Cemex SAB de CV
3,780,000	4.976%, 10/15/2018[c,d,e]	4,063,500
	CNH Capital, LLC
2,150,000	3.625%, 4/15/2018	2,195,687

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Capital Goods (7.8%) - continued
	CTP Transportation Products, LLC
$1,910,000	8.250%, 12/15/2019[c]	$2,058,025
	Manitowoc Company, Inc.
4,730,000	8.500%, 11/1/2020	5,273,950
	Milacron, LLC
2,640,000	7.750%, 2/15/2021[c]	2,890,800
	Nortek, Inc.
3,160,000	10.000%, 12/1/2018[d]	3,404,900
3,640,000	8.500%, 4/15/2021	4,022,200
	Owens-Illinois, Inc.
3,470,000	7.800%, 5/15/2018	4,051,225
	Reynolds Group Issuer, Inc.
1,580,000	9.000%, 4/15/2019	1,672,825
2,160,000	9.875%, 8/15/2019	2,392,200
2,100,000	5.750%, 10/15/2020	2,215,500
2,630,000	8.250%, 2/15/2021[d]	2,860,125
	RSC Equipment Rental, Inc.
3,120,000	8.250%, 2/1/2021	3,471,000
	Safeway Group Holding, LLC
3,175,000	7.000%, 5/15/2018[c]	3,365,500
	Silgan Holdings, Inc.
3,970,000	5.000%, 4/1/2020	4,069,250
	Tekni-Plex, Inc.
2,305,000	9.750%, 6/1/2019[c]	2,575,837
	United Rentals North America, Inc.
1,070,000	7.375%, 5/15/2020	1,182,350
1,625,000	6.125%, 6/15/2023	1,742,812
	UR Financing Escrow Corporation
4,250,000	7.625%, 4/15/2022	4,770,625

	Total	74,655,475

Communications Services (17.4%)
	Altice Financing SA
1,080,000	6.500%, 1/15/2022[c]	1,150,200
	Altice Finco SA
1,050,000	9.875%, 12/15/2020[c]	1,210,125
540,000	8.125%, 1/15/2024[c]	595,350
	Altice SA
3,250,000	7.750%, 5/15/2022[c]	3,469,375
	AMC Networks, Inc.
4,810,000	7.750%, 7/15/2021	5,381,187
	B Communications, Ltd.
2,710,000	7.375%, 2/15/2021[c]	2,913,250
	CCO Holdings, LLC
1,610,000	7.000%, 1/15/2019	1,698,550
800,000	7.375%, 6/1/2020	872,000
2,165,000	5.250%, 3/15/2021	2,219,125
2,165,000	5.250%, 9/30/2022	2,197,475
	CenturyLink, Inc.
1,420,000	6.450%, 6/15/2021	1,540,700
	Cequel Communications Escrow 1, LLC
3,500,000	6.375%, 9/15/2020[c]	3,718,750
	Clear Channel Worldwide Holdings, Inc.
5,000,000	6.500%, 11/15/2022	5,387,500
	Columbus International, Inc.
5,060,000	7.375%, 3/30/2021[c]	5,452,150
	CSC Holdings, LLC
2,170,000	5.250%, 6/1/2024[c]	2,134,738
	Digicel, Ltd.
4,210,000	8.250%, 9/1/2017[c]	4,331,248
1,680,000	7.000%, 2/15/2020[c]	1,772,400
3,220,000	6.000%, 4/15/2021[c]	3,324,650
	DISH DBS Corporation
2,645,000	5.125%, 5/1/2020	2,780,556
2,710,000	5.000%, 3/15/2023	2,760,813
	Eileme 2 AB
4,260,000	11.625%, 1/31/2020[b]	5,090,700
	Frontier Communications Corporation
3,255,000	8.125%, 10/1/2018	3,808,350
	Gray Television, Inc.
2,710,000	7.500%, 10/1/2020	2,920,025
	Hughes Satellite Systems Corporation
4,850,000	6.500%, 6/15/2019	5,407,750
	Intelsat Jackson Holdings SA
7,470,000	7.250%, 10/15/2020	8,048,925
	Level 3 Financing, Inc.
4,230,000	8.625%, 7/15/2020	4,737,600
1,620,000	6.125%, 1/15/2021[c]	1,735,425
	McGraw-Hill Global Education Holdings, LLC
5,295,000	9.750%, 4/1/2021[d]	6,076,012
	MDC Partners, Inc.
3,730,000	6.750%, 4/1/2020[c]	3,935,150
	Nielsen Finance, LLC
1,350,000	5.000%, 4/15/2022[c,f]	1,360,125
	Numericable Group SA
4,590,000	6.000%, 5/15/2022[c]	4,773,600
2,710,000	6.250%, 5/15/2024[c]	2,828,563
	Sprint Communications, Inc.
8,180,000	9.000%, 11/15/2018[c]	9,918,250
2,870,000	7.000%, 3/1/2020[c]	3,300,500
4,000,000	6.000%, 11/15/2022	4,080,000
	Sprint Corporation
3,460,000	7.125%, 6/15/2024[c]	3,667,600
	T-Mobile USA, Inc.
3,790,000	6.542%, 4/28/2020	4,093,200
985,000	6.633%, 4/28/2021	1,066,262
1,080,000	6.125%, 1/15/2022	1,146,150
810,000	6.731%, 4/28/2022	873,787
1,080,000	6.500%, 1/15/2024	1,154,250
	Unitymedia Hessen GmbH & Company KG
5,100,000	5.500%, 1/15/2023[c]	5,278,500
	Univision Communications, Inc.
2,713,000	6.750%, 9/15/2022[c]	3,001,256
	UPCB Finance V, Ltd.
1,600,000	7.250%, 11/15/2021[c]	1,760,000
	Verizon Communications, Inc.
1,560,000	5.150%, 9/15/2023	1,745,785
	WideOpenWest Finance, LLC
1,080,000	10.250%, 7/15/2019[c]	1,213,650
5,120,000	10.250%, 7/15/2019	5,753,600
	Wind Acquisition Finance SA
4,660,000	4.750%, 7/15/2020[c,f]	4,694,950
5,465,000	7.375%, 4/23/2021[c]	5,833,888
	Windstream Corporation
2,170,000	7.750%, 10/1/2021	2,370,725

	Total	166,584,720

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Cyclical (13.4%)
	AMC Entertainment, Inc.
$2,710,000	5.875%, 2/15/2022[d]	$2,818,400
	Beazer Homes USA, Inc.
2,710,000	5.750%, 6/15/2019[c,d]	2,710,000
	Best Buy Company, Inc.
2,640,000	5.000%, 8/1/2018	2,768,700
	Brookfield Residential Properties, Inc.
2,630,000	6.500%, 12/15/2020[c]	2,781,225
2,110,000	6.125%, 7/1/2022[c]	2,194,400
	Choice Hotels International, Inc.
6,750,000	5.750%, 7/1/2022	7,244,505
	Chrysler Group, LLC
2,770,000	8.000%, 6/15/2019	3,008,912
2,100,000	8.250%, 6/15/2021	2,373,000
	Churchill Downs, Inc.
2,170,000	5.375%, 12/15/2021[c]	2,224,250
	Cinemark USA, Inc.
5,475,000	4.875%, 6/1/2023	5,461,313
	CST Brands, Inc.
2,110,000	5.000%, 5/1/2023	2,110,000
	Eldorado Resorts, LLC
6,015,000	8.625%, 6/15/2019[b]	6,466,125
	General Motors Financial Company, Inc.
2,900,000	4.750%, 8/15/2017	3,084,875
1,310,000	6.750%, 6/1/2018	1,498,312
	GLP Capital, LP
3,245,000	5.375%, 11/1/2023[c]	3,366,688
	Hilton Worldwide Finance, LLC
3,350,000	5.625%, 10/15/2021[c]	3,559,375
	Jaguar Land Rover Automotive plc
2,490,000	4.125%, 12/15/2018[c]	2,564,700
1,050,000	5.625%, 2/1/2023[c]	1,115,625
	KB Home
1,070,000	7.250%, 6/15/2018	1,203,750
1,087,000	4.750%, 5/15/2019	1,095,153
2,000,000	8.000%, 3/15/2020	2,295,000
1,580,000	7.500%, 9/15/2022	1,753,800
	L Brands, Inc.
1,570,000	6.625%, 4/1/2021	1,783,912
1,860,000	5.625%, 2/15/2022	2,013,450
	Lear Corporation
1,540,000	8.125%, 3/15/2020	1,657,425
1,110,000	4.750%, 1/15/2023	1,104,450
	LKQ Corporation
2,910,000	4.750%, 5/15/2023	2,869,260
	Mohegan Tribal Gaming Authority
4,820,000	9.750%, 9/1/2021[d]	5,350,200
	Neiman Marcus Group, Ltd.
3,240,000	8.000%, 10/15/2021[c]	3,491,100
2,160,000	8.750%, 10/15/2021[c]	2,354,400
	New Cotai, LLC
4,932,931	10.625%, 5/1/2019[c]	5,672,871
	Rite Aid Corporation
3,165,000	6.750%, 6/15/2021[d]	3,426,113
	Scientific Games International, Inc.
4,605,000	6.625%, 5/15/2021[c,d]	4,558,950
	Seminole Indian Tribe of Florida
4,290,000	7.804%, 10/1/2020[b]	4,826,250
	Seven Seas Cruises S de RL, LLC
5,270,000	9.125%, 5/15/2019[c]	5,750,887
	Studio City Finance, Ltd.
5,240,000	8.500%, 12/1/2020[c]	5,803,300
	Tunica-Biloxi Gaming Authority
4,770,000	9.000%, 11/15/2015[b]	2,766,600
	West Corporation
4,150,000	8.625%, 10/1/2018	4,409,375
3,790,000	5.375%, 7/15/2022[c,f]	3,752,100
	WMG Acquisition Corporation
2,435,000	6.750%, 4/15/2022[c]	2,435,000

	Total	127,723,751

Consumer Non-Cyclical (9.4%)
	Aviv Healthcare Properties, LP
1,700,000	6.000%, 10/15/2021	1,802,000
	B&G Foods, Inc.
3,700,000	4.625%, 6/1/2021	3,709,250
	Biomet, Inc.
3,105,000	6.500%, 8/1/2020	3,345,637
	Cott Beverages, Inc.
1,625,000	5.375%, 7/1/2022[c]	1,629,063
	Envision Healthcare Corporation
3,795,000	5.125%, 7/1/2022[c]	3,828,206
	Fresenius Medical Care US Finance, Inc.
2,660,000	6.500%, 9/15/2018[c]	3,005,800
2,150,000	5.750%, 2/15/2021[c]	2,348,875
	Grifols Worldwide Operations, Ltd.
2,710,000	5.250%, 4/1/2022[c]	2,811,625
	HCA, Inc.
650,000	3.750%, 3/15/2019	655,688
2,645,000	6.500%, 2/15/2020	2,975,625
4,810,000	5.875%, 3/15/2022	5,212,837
3,360,000	4.750%, 5/1/2023	3,355,800
	JBS Finance II, Ltd.
4,550,000	8.250%, 1/29/2018[b]	4,823,000
	JBS USA, LLC
3,250,000	5.875%, 7/15/2024[c]	3,241,875
	MPH Acquisition Holdings, LLC
3,795,000	6.625%, 4/1/2022[c]	3,975,263
	Ortho-Clinical Diagnostics, Inc.
4,600,000	6.625%, 5/15/2022[c]	4,565,500
	Prestige Brands, Inc.
1,080,000	5.375%, 12/15/2021[c]	1,101,600
	Revlon Consumer Products Corporation
4,760,000	5.750%, 2/15/2021[d]	4,890,900
	Spectrum Brands Escrow Corporation
2,220,000	6.375%, 11/15/2020	2,386,500
2,030,000	6.625%, 11/15/2022	2,197,475
	Teleflex, Inc.
1,685,000	6.875%, 6/1/2019	1,781,887
2,525,000	5.250%, 6/15/2024[c]	2,550,250
	Tenet Healthcare Corporation
3,250,000	6.000%, 10/1/2020	3,526,250
4,335,000	8.125%, 4/1/2022	5,017,762
	TreeHouse Foods, Inc.
2,165,000	4.875%, 3/15/2022	2,224,538

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Consumer Non-Cyclical (9.4%) - continued
	Valeant Pharmaceuticals International
$2,600,000	7.250%, 7/15/2022[c]	$2,808,000
	Valeant Pharmaceuticals International, Inc.
520,000	5.625%, 12/1/2021[c]	534,950
	Visant Corporation
2,700,000	10.000%, 10/1/2017	2,517,750
	VPII Escrow Corporation
1,850,000	7.500%, 7/15/2021[c]	2,048,875
	Warner Chilcott Company, LLC
4,565,000	7.750%, 9/15/2018	4,799,139

	Total	89,671,920

Energy (13.3%)
	Bonanza Creek Energy, Inc.
5,085,000	6.750%, 4/15/2021	5,440,950
	Calumet Specialty Products Partners, LP
4,060,000	6.500%, 4/15/2021[c]	4,141,200
	Chaparral Energy, Inc.
4,150,000	7.625%, 11/15/2022	4,482,000
	Concho Resources, Inc.
4,740,000	6.500%, 1/15/2022	5,225,850
	Diamondback Energy, Inc.
3,490,000	7.625%, 10/1/2021[c]	3,839,000
	Energy XXI Gulf Coast, Inc.
2,170,000	7.750%, 6/15/2019	2,321,900
1,360,000	6.875%, 3/15/2024[c]	1,387,200
	Exterran Partners, LP
3,780,000	6.000%, 4/1/2021	3,817,800
	Harvest Operations Corporation
3,250,000	6.875%, 10/1/2017	3,526,250
	Hornbeck Offshore Services, Inc.
1,590,000	5.000%, 3/1/2021	1,586,025
	Jones Energy Holdings, LLC
2,170,000	6.750%, 4/1/2022[c]	2,289,350
	Kodiak Oil & Gas Corporation
3,180,000	5.500%, 1/15/2021[d]	3,315,150
1,580,000	5.500%, 2/1/2022	1,639,250
	Laredo Petroleum, Inc.
4,330,000	5.625%, 1/15/2022	4,476,138
	Linn Energy, LLC
1,750,000	8.625%, 4/15/2020	1,890,000
2,195,000	7.750%, 2/1/2021	2,367,856
	Markwest Energy Partners, LP
1,729,000	6.250%, 6/15/2022	1,888,932
	MEG Energy Corporation
1,055,000	6.500%, 3/15/2021[c]	1,118,300
3,160,000	6.375%, 1/30/2023[c]	3,357,500
1,800,000	7.000%, 3/31/2024[c]	1,984,500
	Memorial Production Partners, LP
3,170,000	7.625%, 5/1/2021	3,316,613
	Northern Oil and Gas, Inc.
3,965,000	8.000%, 6/1/2020	4,232,638
	Northern Tier Energy, LLC
3,020,000	7.125%, 11/15/2020	3,272,925
	Oasis Petroleum, Inc.
2,670,000	7.250%, 2/1/2019	2,830,200
1,590,000	6.500%, 11/1/2021	1,709,250
2,000,000	6.875%, 3/15/2022[c]	2,180,000
	Offshore Group Investment, Ltd.
4,230,000	7.125%, 4/1/2023[d]	4,293,450
	Pacific Drilling V, Ltd.
3,538,000	7.250%, 12/1/2017[c]	3,741,435
	Precision Drilling Corporation
2,450,000	6.625%, 11/15/2020	2,621,500
1,060,000	6.500%, 12/15/2021	1,152,750
1,350,000	5.250%, 11/15/2024[c]	1,356,750
	Range Resources Corporation
4,240,000	5.000%, 3/15/2023	4,515,600
	Rice Energy, Inc.
4,605,000	6.250%, 5/1/2022[c]	4,720,125
	Rosetta Resources, Inc.
3,790,000	5.875%, 6/1/2024	3,941,600
	Sabine Pass Liquefaction, LLC
3,250,000	5.750%, 5/15/2024[c]	3,388,125
	Samson Investment Company
4,050,000	10.750%, 2/15/2020[c]	4,267,687
	United Refining Company
3,062,000	10.500%, 2/28/2018	3,345,235
	Western Refining, Inc.
1,060,000	6.250%, 4/1/2021	1,107,700
	Whiting Petroleum Corporation
10,000,000	5.750%, 3/15/2021	10,950,000

	Total	127,038,734

Financials (7.7%)
	Ally Financial, Inc.
5,590,000	7.500%, 9/15/2020	6,735,950
	Aviv Healthcare Properties, LP
5,270,000	7.750%, 2/15/2019	5,612,550
	Banco do Brasil SA/Cayman Islands
1,750,000	6.250%, 12/31/2049[c,d,g]	1,410,937
	BBVA International Preferred SA Unipersonal
1,585,000	5.919%, 12/29/2049[d,g]	1,652,362
	CIT Group, Inc.
3,795,000	3.875%, 2/19/2019	3,854,202
	CyrusOne, LP
4,540,000	6.375%, 11/15/2022	4,891,850
	DDR Corporation
780,000	4.625%, 7/15/2022	834,637
	Denali Borrower, LLC
6,680,000	5.625%, 10/15/2020[c,d]	7,080,800
	Developers Diversified Realty Corporation
3,190,000	7.875%, 9/1/2020	4,036,502
	Goldman Sachs Group, Inc.
815,000	5.700%, 12/29/2049[g]	841,997
	Icahn Enterprises, LP
5,500,000	4.875%, 3/15/2019	5,665,000
8,235,000	6.000%, 8/1/2020	8,821,744
3,240,000	5.875%, 2/1/2022	3,393,900
	ILFC E-Capital Trust II
1,895,000	6.250%, 12/21/2065[c,e]	1,895,000
	International Lease Finance Corporation
2,250,000	8.625%, 9/15/2015	2,435,625
1,600,000	8.875%, 9/1/2017	1,894,000
	Jefferies Finance, LLC
2,650,000	7.375%, 4/1/2020[b]	2,782,500
	Lloyds Banking Group plc
1,080,000	6.657%, 1/29/2049[c,g]	1,209,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.0%)	Value
Financials (7.7%) - continued
	Morgan Stanley
$540,000	5.450%, 12/29/2049[g]	$549,850
	Royal Bank of Scotland Group plc
2,115,000	7.640%, 3/29/2049[g]	2,260,406
	Speedy Cash Intermediate Holdings Corporation
2,170,000	10.750%, 5/15/2018[c]	2,202,550
	TMX Finance, LLC
1,585,000	8.500%, 9/15/2018[c]	1,680,100
	XL Group plc
1,500,000	6.500%, 12/31/2049[g]	1,481,250

	Total	73,223,312

Technology (4.9%)
	Alliance Data Systems Corporation
4,190,000	5.250%, 12/1/2017[c]	4,378,550
3,340,000	6.375%, 4/1/2020[c]	3,557,100
	Amkor Technology, Inc.
3,130,000	6.625%, 6/1/2021[d]	3,333,450
	BMC Software Finance, Inc.
1,625,000	8.125%, 7/15/2021[c]	1,671,719
	Boxer Parent Company, Inc.
1,630,000	9.000%, 10/15/2019[c]	1,589,250
	Brocade Communications
	Systems, Inc.
3,790,000	4.625%, 1/15/2023	3,676,300
	First Data Corporation
500,000	7.375%, 6/15/2019[c]	536,875
1,850,000	12.625%, 1/15/2021	2,277,812
3,250,000	11.750%, 8/15/2021	3,855,312
	Flextronics International, Ltd.
3,000,000	4.625%, 2/15/2020	3,082,500
	Freescale Semiconductor, Inc.
2,110,000	8.050%, 2/1/2020[d]	2,278,800
2,400,000	10.750%, 8/1/2020	2,712,000
	Infor US, Inc.
3,090,000	9.375%, 4/1/2019	3,441,487
	Micron Technology, Inc.
1,625,000	5.875%, 2/15/2022[c]	1,742,813
	NXP BV/NXP Funding, LLC
3,715,000	5.750%, 3/15/2023[c]	3,905,394
	Sensata Technologies BV
2,100,000	6.500%, 5/15/2019[c]	2,233,875
2,650,000	4.875%, 10/15/2023[c]	2,630,125

	Total	46,903,362

Transportation (4.9%)
	Algeco Scotsman Global Finance plc
3,680,000	8.500%, 10/15/2018[c]	3,910,000
	American Airlines Pass Through Trust
4,117,024	5.600%, 7/15/2020[c]	4,333,168
	Avis Budget Car Rental, LLC
3,670,000	5.125%, 6/1/2022[c]	3,674,588
3,550,000	5.500%, 4/1/2023	3,629,875
	Continental Airlines, Inc.
3,000,000	6.750%, 9/15/2015[c]	3,026,250
1,560,000	6.125%, 4/29/2018	1,665,300
	Delta Air Lines Pass Through Trust
2,686,598	6.875%, 5/7/2019[c]	2,982,123
	Eletson Holdings, Inc.
2,170,000	9.625%, 1/15/2022[b]	2,327,325
	HDTFS, Inc.
790,000	6.250%, 10/15/2022[d]	836,412
	Hornbeck Offshore Services, Inc.
2,115,000	5.875%, 4/1/2020	2,189,025
	Navios Maritime Holdings, Inc.
2,220,000	8.125%, 2/15/2019[d]	2,333,775
1,895,000	8.125%, 11/15/2021[c]	1,980,275
	Navios South American Logistics, Inc.
1,900,000	7.250%, 5/1/2022[c]	1,976,000
	Teekay Offshore Partners, LP
3,790,000	6.000%, 7/30/2019	3,808,950
	Ultrapetrol Bahamas, Ltd.
3,720,000	8.875%, 6/15/2021	4,026,900
	United Airlines Pass Through Trust
1,560,000	5.375%, 8/15/2021	1,624,428
	US Airways Group, Inc.
2,600,000	6.125%, 6/1/2018	2,746,250

	Total	47,070,644

Utilities (4.1%)
	Access Midstream Partners, LP
1,420,000	4.875%, 5/15/2023	1,496,325
	AES Corporation
2,900,000	7.375%, 7/1/2021	3,393,000
	Atlas Pipeline Partners, LP
4,230,000	4.750%, 11/15/2021	4,145,400
	Chesapeake Midstream Partners, LP
930,000	6.125%, 7/15/2022	1,027,650
	Covanta Holding Corporation
2,600,000	7.250%, 12/1/2020	2,834,000
1,850,000	6.375%, 10/1/2022	2,007,250
	Crestwood Midstream Partners, LP
2,435,000	6.125%, 3/1/2022[c]	2,562,838
	Electricite de France SA
2,500,000	5.250%, 12/29/2049[c,g]	2,550,325
	Energy Future Intermediate Holding Company, LLC
2,640,000	12.250%, 3/1/2022[c]	3,247,200
	Holly Energy Partners, LP
930,000	6.500%, 3/1/2020	1,002,075
	NRG Energy, Inc.
4,900,000	6.625%, 3/15/2023	5,304,250
	Regency Energy Partners, LP
3,670,000	6.875%, 12/1/2018	3,867,262
840,000	5.500%, 4/15/2023	877,800
	Targa Resources Partners, LP
4,720,000	5.250%, 5/1/2023	4,932,400

	Total	39,247,775

	Total Long-Term Fixed Income (cost $824,632,324)	869,594,210

Shares	Preferred Stock (0.8%)

Financials (0.8%)
43,350	CHS, Inc., 7.100%[g]	1,177,386
62,331	Citigroup, Inc., 6.875%[g]	1,691,663
48,000	Discover Financial Services,
	6.500%[g]	1,204,800

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Preferred Stock (0.8%)	Value
Financials (0.8%) - continued
51,821	Goldman Sachs Group, Inc., 5.500%[g]	$1,269,615
18,720	PNC Financial Services Group, Inc., 6.125%[g]	514,051
1,560	Wells Fargo & Company, Convertible, 7.500%[g]	1,893,840

	Total	7,751,355

	Total Preferred Stock (cost $7,809,007)	7,751,355

	Common Stock (0.1%)
Consumer Discretionary (<0.1%)
237	Lear Corporation, Warrants, $0.01, expires 11/9/2014[h]	41,153
121,520	TVMAX Holdings, Inc.[h,i]	12

	Total	41,165

Financials (0.1%)
10	New Cotai, LLC[b,h,i]	387,446

	Total	387,446

	Total Common Stock (cost $6,604,199)	428,611

	Collateral Held for Securities Loaned (6.2%)
59,092,687	Thrivent Cash Management Trust	59,092,687

	Total Collateral Held for Securities Loaned (cost $59,092,687)	59,092,687

Shares or Principal Amount	Short-Term Investments (3.1%)[j]
	Federal Home Loan Bank Discount Notes
600,000	0.090%, 08/20/2014[k]	599,925
	Thrivent Cash Management Trust
29,382,191	0.050%	29,382,191

	Total Short-Term Investments (at amortized cost)	29,982,116

	Total Investments (cost $969,148,973) 105.6%	$1,008,853,636

	Other Assets and Liabilities, Net (5.6%)	(53,234,721)

	Total Net Assets 100.0%	$955,618,915

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities High Yield Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
APERAM, 04/01/2018	3/25/2011	$2,634,292
Bluescope Steel, Ltd., 05/01/2018	4/11/2013	1,590,000
Eileme 2 AB, 01/31/2020	1/19/2012	4,179,060
Eldorado Resorts, LLC, 06/15/2019	5/19/2011	6,015,127
Eletson Holdings, Inc., 01/15/2022	12/12/2013	2,139,989
JBS Finance II, Ltd., 01/29/2018	7/22/2010	4,487,847
Jefferies Finance, LLC, 04/01/2020	3/19/2013	2,650,000
Midwest Vanadium, Pty. Ltd., 02/15/2018	2/9/2011	3,245,874
New Cotai, LLC	4/12/2013	308,750
Seminole Indian Tribe of Florida, 10/01/2020	7/8/2010	4,013,871
Tunica-Biloxi Gaming Authority, 11/15/2015	11/8/2005	4,761,996

c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $333,679,848 or 34.9% of total net assets.
d	All or a portion of the security is on loan.
e	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	Non-income producing security.
i	Security is fair valued.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2014, $499,937 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$51,084,412
Gross unrealized depreciation	(11,625,080)

Net unrealized appreciation (depreciation)	$39,459,332

Cost for federal income tax purposes	$969,394,304

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing High Yield Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Communications Services	21,357,573	—	21,357,573	—
Consumer Cyclical	2,738,029	—	2,738,029	—
Consumer Non-Cyclical	7,682,264	—	7,682,264	—
Financials	5,940,764	—	5,940,764	—
Technology	4,286,027	—	4,286,027	—
Long-Term Fixed Income
Asset-Backed Securities	2,951,772	—	2,951,772	—
Basic Materials	74,522,745	—	74,522,745	—
Capital Goods	74,655,475	—	74,655,475	—
Communications Services	166,584,720	—	166,584,720	—
Consumer Cyclical	127,723,751	—	127,723,751	—
Consumer Non-Cyclical	89,671,920	—	89,671,920	—
Energy	127,038,734	—	127,038,734	—
Financials	73,223,312	—	73,223,312	—
Technology	46,903,362	—	46,903,362	—
Transportation	47,070,644	—	47,070,644	—
Utilities	39,247,775	—	39,247,775	—
Preferred Stock
Financials	7,751,355	7,751,355	—	—
Common Stock
Consumer Discretionary	41,165	41,153	—	12
Financials	387,446	—	—	387,446
Collateral Held for Securities Loaned	59,092,687	59,092,687	—	—
Short-Term Investments	29,982,116	29,382,191	599,925	—

Total	$1,008,853,636	$96,267,386	$912,198,792	$387,458

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives Futures Contracts	79,000	79,000	—	—

Total Liability Derivatives	$79,000	$79,000	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	(100)	September 2014	($9,683,000)	($9,762,000)	($79,000)
Total Futures Contracts					($79,000)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$79,000
Total Equity Contracts		79,000

Total Liability Derivatives		$79,000

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

High Yield Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(453,751)
Total Equity Contracts		(453,751)

Total		($453,751)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for High Yield Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(79,000)
Total Equity Contracts		(79,000)

Total		($79,000)

The following table presents High Yield Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$5,816,450	0.6%

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in High Yield Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$50,419,210	$140,594,064	$131,920,587	59,092,687	$59,092,687	$73,524
Cash Management Trust- Short Term Investment	14,622,201	145,923,557	131,163,567	29,382,191	29,382,191	8,560
Total Value and Income Earned	65,041,411				88,474,878	82,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$ 1,572,933	6.250%, 5/16/2018	$1,544,431
	Fortescue Metals Group, Ltd., Term Loan
1,621,249	3.750%, 6/30/2019	1,621,865
	Ineos Group Holdings, Ltd., Term Loan
1,556,768	3.750%, 5/4/2018	1,552,300

	Total	4,718,596

Capital Goods (0.2%)
	ADS Waste Holdings, Inc., Term Loan
1,576,000	3.750%, 10/9/2019	1,567,411
	Berry Plastics Group, Inc., Term Loan
1,580,000	3.500%, 2/8/2020	1,566,017

	Total	3,133,428

Communications Services (1.5%)
	Charter Communications Operating, LLC, Term Loan
950,400	3.000%, 1/3/2021	935,355
	Clear Channel Communications, Inc., Term Loan
20,810	3.800%, 1/29/2016	20,662
1,194,893	6.900%, 1/30/2019	1,188,273
384,298	7.650%, 7/30/2019	384,897
	Cumulus Media Holdings, Inc., Term Loan
1,442,581	4.250%, 12/23/2020	1,446,187
	Hargray Communications Group, Inc., Term Loan
1,564,200	4.750%, 6/26/2019	1,568,111
	Intelsat Jackson Holdings SA, Term Loan
1,789,713	3.750%, 6/30/2019	1,791,199
	Level 3 Communications, Inc., Term Loan
1,600,000	4.000%, 1/15/2020	1,600,336
	McGraw-Hill Global Education, LLC, Term Loan
676,035	5.750%, 3/22/2019	687,021
	NEP/NCP Holdco, Inc., Term Loan
1,580,040	0.000%, 1/22/2020	1,579,645
	TNS, Inc., Term Loan
1,519,309	5.000%, 2/14/2020	1,525,007
	Univision Communications, Inc., Term Loan
1,642,572	4.000%, 3/1/2020	1,640,338
	Virgin Media Investment Holdings, Ltd., Term Loan
1,600,000	3.500%, 6/7/2020	1,594,496
	Visant Corporation, Term Loan
1,252,653	5.250%, 12/22/2016	1,246,703
	WideOpenWest Finance, LLC, Term Loan
1,580,000	4.750%, 4/1/2019	1,583,697
	Yankee Cable Acquisition, LLC, Term Loan
1,544,639	4.500%, 3/1/2020	1,551,884
	Zayo Group, LLC, Term Loan
1,575,892	4.000%, 7/2/2019	1,577,043

	Total	21,920,854

Consumer Cyclical (0.6%)
	Bally Technologies, Inc., Term Loan
613,083	4.250%, 11/25/2020	615,382
	Burlington Coat Factory Warehouse Corporation, Term Loan
1,398,573	4.250%, 2/23/2017	1,406,153
	Caesars Entertainment Resot Properties, LLC, Term Loan
1,900,450	7.000%, 10/11/2020	1,910,750
	Chrysler Group, LLC, Term Loan
1,559,898	3.500%, 5/24/2017	1,564,531
	MGM Resorts International, Term Loan
945,600	3.500%, 12/20/2019	942,347
	ROC Finance, LLC, Term Loan
1,588,000	5.000%, 6/20/2019	1,560,210
	Toys R Us, Inc., Term Loan
1,530,412	5.250%, 5/25/2018	1,237,078

	Total	9,236,451

Consumer Non-Cyclical (0.5%)
	Albertsons, Inc., Term Loan
1,713,077	4.750%, 3/21/2019	1,720,563
	Biomet, Inc., Term Loan
1,542,202	3.661%, 7/25/2017	1,543,390
	CHS/Community Health Systems, Inc., Term Loan
434,340	3.478%, 1/25/2017	435,243
1,157,660	4.250%, 1/27/2021	1,163,842
	Roundy’s Supermarkets, Inc., Term Loan
1,345,523	5.750%, 3/3/2021	1,347,447
	Van Wagner Communications, LLC, Term Loan
978,652	6.250%, 8/3/2018	988,849

	Total	7,199,334

Energy (0.1%)
	McJunkin Red Man Corporation, Term Loan
635,200	5.000%, 11/8/2019	638,376
	Offshore Group Investment, Ltd., Term Loan
790,000	5.750%, 3/28/2019	784,731

	Total	1,423,107

Financials (0.1%)
	WaveDivision Holdings, LLC, Term Loan
1,576,000	4.000%, 10/12/2019	1,574,503

	Total	1,574,503

Technology (0.5%)
	BMC Software, Inc., Term Loan
1,582,050	5.000%, 9/10/2020	1,578,427

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (4.4%)[a]	Value
Technology (0.5%) - continued
	First Data Corporation Extended, Term Loan
$1,600,000	4.154%, 3/23/2018	$1,602,000
	Freescale Semiconductor, Inc., Term Loan
1,580,060	4.250%, 2/28/2020	1,578,749
	Infor US, Inc., Term Loan
1,131,073	3.750%, 6/3/2020	1,122,828
	SunGard Data Systems, Inc., Term Loan
435,845	4.000%, 3/8/2020	436,564
	Syniverse Holdings, Inc., Term Loan
614,289	4.000%, 4/23/2019	613,263

	Total	6,931,831

Transportation (0.3%)
	American Airlines, Inc., Term Loan
1,564,200	3.750%, 6/27/2019	1,565,717
	Delta Air Lines, Inc., Term Loan
2,405,478	3.500%, 4/20/2017	2,397,592

	Total	3,963,309

Utilities (0.3%)
	Calpine Corporation, Term Loan
1,268,681	4.000%, 4/1/2018	1,272,246
1,277,250	4.000%, 10/9/2019	1,279,906
	NGPL PipeCo, LLC, Term Loan
1,426,559	6.750%, 9/15/2017	1,424,776

	Total	3,976,928

	Total Bank Loans (cost $64,089,977)	64,078,341

	Long-Term Fixed Income (90.1%)

Asset-Backed Securities (1.1%)
	GMAC Mortgage Corporation Loan Trust
3,272,232	0.332%, 8/25/2035[b,c]	2,831,220
3,863,755	0.332%, 12/25/2036[b,c]	3,323,305
	IndyMac Seconds Asset-Backed Trust
588,813	0.492%, 10/25/2036[b,c]	253,956
	Renaissance Home Equity Loan Trust
2,489,359	5.746%, 5/25/2036	1,864,455
2,000,000	6.011%, 5/25/2036	1,467,082
	Vericrest Opportunity Loan Transferee
3,151,005	3.625%, 10/27/2053[d]	3,177,428
3,098,822	3.625%, 11/25/2053[e]	3,116,878

	Total	16,034,324

Basic Materials (5.1%)
	Anglo American Capital plc
1,910,000	4.125%, 4/15/2021[d,f]	1,955,059
	ArcelorMittal
2,000,000	6.125%, 6/1/2018	2,195,000
2,750,000	5.750%, 8/5/2020	2,956,250
	Barrick Gold Corporation
1,920,000	3.850%, 4/1/2022	1,910,247
	Dow Chemical Company
2,570,000	4.250%, 11/15/2020	2,793,816
	First Quantum Minerals, Ltd.
1,084,000	6.750%, 2/15/2020[d]	1,116,520
1,084,000	7.000%, 2/15/2021[d]	1,115,165
	Freeport-McMoRan Copper & Gold, Inc.
4,470,000	3.550%, 3/1/2022	4,426,641
3,175,000	3.875%, 3/15/2023	3,165,335
	Georgia-Pacific, LLC
2,190,000	5.400%, 11/1/2020[d]	2,527,797
1,900,000	3.734%, 7/15/2023[d]	1,946,603
	Glencore Funding, LLC
3,180,000	4.125%, 5/30/2023[d]	3,193,804
	Hexion US Finance Corporation/Hexion Nova Scotia Finance ULC
1,900,000	8.875%, 2/1/2018	1,976,000
	International Paper Company
3,190,000	4.800%, 6/15/2044	3,215,169
	Kinross Gold Corporation
1,280,000	5.950%, 3/15/2024[d]	1,331,894
	LYB International Finance BV
2,555,000	4.000%, 7/15/2023	2,682,280
1,280,000	4.875%, 3/15/2044	1,334,522
	LyondellBasell Industries NV
3,170,000	6.000%, 11/15/2021	3,790,543
	Monsanto Company
1,280,000	2.750%, 7/15/2021	1,279,501
1,920,000	4.400%, 7/15/2044	1,924,216
	Mosaic Company
2,145,000	4.250%, 11/15/2023	2,264,384
1,590,000	5.450%, 11/15/2033	1,781,652
	Rio Tinto Finance USA, Ltd.
3,285,000	6.500%, 7/15/2018	3,877,861
	Sappi Papier Holding GmbH
1,910,000	6.625%, 4/15/2021[d]	2,015,050
	Teck Resources, Ltd.
3,870,000	3.750%, 2/1/2023	3,757,499
	Trinseo Materials Operating SCA
1,910,000	8.750%, 2/1/2019[f]	2,058,025
	Vale Overseas, Ltd.
1,900,000	4.625%, 9/15/2020	2,040,068
	Vale SA
1,930,000	5.625%, 9/11/2042	1,890,821
	Weyerhaeuser Company
1,265,000	4.625%, 9/15/2023	1,369,225
2,570,000	7.375%, 3/15/2032	3,472,504
	Xstrata Finance Canada, Ltd.
2,560,000	4.250%, 10/25/2022[d]	2,592,809
	Yara International ASA
50,000	7.875%, 6/11/2019[d]	61,220

	Total	74,017,480

Capital Goods (1.8%)
	BAE Systems plc
3,880,000	4.750%, 10/11/2021[d]	4,213,218
	CNH Capital, LLC
450,000	6.250%, 11/1/2016	488,250
	L-3 Communications Corporation
2,560,000	3.950%, 5/28/2024	2,577,477

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Capital Goods (1.8%) - continued
	Masco Corporation
$1,625,000	5.950%, 3/15/2022	$1,795,625
	Republic Services, Inc.
630,000	5.500%, 9/15/2019	722,982
2,200,000	5.250%, 11/15/2021	2,506,816
3,170,000	3.550%, 6/1/2022	3,276,994
	Reynolds Group Issuer, Inc.
1,940,000	9.875%, 8/15/2019	2,148,550
	Textron, Inc.
2,500,000	6.200%, 3/15/2015	2,601,965
2,360,000	5.600%, 12/1/2017	2,653,523
1,280,000	4.300%, 3/1/2024	1,325,482
	United Rentals North America, Inc.
1,300,000	5.750%, 7/15/2018	1,374,750
320,000	6.125%, 6/15/2023	343,200

	Total	26,028,832

Collateralized Mortgage Obligations (0.9%)
	CitiMortgage Alternative Loan Trust
2,312,027	5.750%, 4/25/2037	1,999,371
	Countrywide Alternative Loan Trust
2,956,827	6.000%, 1/25/2037	2,619,923
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
2,359,848	0.893%, 4/25/2047[c]	2,093,600
	HomeBanc Mortgage Trust
2,448,394	2.240%, 4/25/2037	1,822,548
	Wachovia Mortgage Loan Trust, LLC
2,566,874	2.754%, 5/20/2036	2,242,072
	WaMu Mortgage Pass Through Certificates
661,972	0.442%, 10/25/2045[c]	621,772
	Washington Mutual Alternative Mortgage Pass Through Certificates
4,301,340	0.873%, 2/25/2047[c]	2,953,451

	Total	14,352,737

Commercial Mortgage-Backed Securities (0.8%)
	Bear Stearns Commercial Mortgage Securities, Inc.
3,371,017	5.331%, 2/11/2044	3,638,173
	Citigroup/Deutsche Bank Commercial Mortgage
1,900,000	5.322%, 12/11/2049	2,067,090
	Commercial Mortgage Pass-Through Certificates
351,058	0.282%, 12/15/2020[c,d]	349,895
	Credit Suisse First Boston Mortgage Securities
3,200,000	5.542%, 1/15/2049	3,502,950
	Credit Suisse Mortgage Capital Certificates
1,888,029	0.322%, 10/15/2021[c,d]	1,884,399

	Total	11,442,507

Communications Services (10.5%)
	America Movil SAB de CV
4,100,000	1.230%, 9/12/2016[c]	4,149,134
2,520,000	5.000%, 3/30/2020	2,793,848
	American Tower Corporation
3,900,000	4.500%, 1/15/2018	4,249,409
	AT&T, Inc.
3,170,000	3.000%, 2/15/2022	3,155,818
2,540,000	3.900%, 3/11/2024	2,627,849
3,190,000	4.300%, 12/15/2042	3,019,702
	CC Holdings GS V, LLC
1,280,000	3.849%, 4/15/2023	1,284,970
	CenturyLink, Inc.
1,920,000	5.625%, 4/1/2020	2,025,600
2,700,000	5.800%, 3/15/2022	2,811,375
	Clear Channel Worldwide Holdings, Inc.
1,930,000	6.500%, 11/15/2022	2,079,575
	Columbus International, Inc.
1,910,000	7.375%, 3/30/2021[d]	2,058,025
	Comcast Corporation
2,700,000	6.400%, 5/15/2038	3,441,150
	Cox Communications, Inc.
1,900,000	9.375%, 1/15/2019[d]	2,460,671
1,920,000	3.250%, 12/15/2022[d]	1,880,166
	Crown Castle Towers, LLC
5,050,000	4.174%, 8/15/2017[d]	5,362,045
	DIRECTV Holdings, LLC
5,775,000	5.000%, 3/1/2021	6,446,754
3,310,000	3.800%, 3/15/2022	3,417,959
3,190,000	4.450%, 4/1/2024	3,382,434
	DISH DBS Corporation
1,920,000	5.000%, 3/15/2023	1,956,000
	Hughes Satellite Systems Corporation
2,580,000	6.500%, 6/15/2019	2,876,700
	Intelsat Jackson Holdings SA
1,260,000	7.500%, 4/1/2021	1,379,700
	NBC Universal Enterprise, Inc.
1,920,000	1.974%, 4/15/2019[d]	1,903,849
	NBCUniversal Media, LLC
4,510,000	4.375%, 4/1/2021	4,976,884
	News America, Inc.
790,000	4.000%, 10/1/2023[f]	823,408
1,900,000	7.625%, 11/30/2028	2,477,801
2,140,000	6.400%, 12/15/2035	2,665,098
	Numericable Group SA
1,280,000	6.000%, 5/15/2022[d]	1,331,200
	Omnicom Group, Inc.
4,245,000	4.450%, 8/15/2020	4,628,888
	Qwest Corporation
3,200,000	6.500%, 6/1/2017	3,638,163
	SBA Tower Trust
3,500,000	5.101%, 4/17/2017[d]	3,747,825
	SES Global Americas Holdings GP
3,180,000	2.500%, 3/25/2019[d]	3,202,651
	Sprint Communications, Inc.
1,290,000	7.000%, 3/1/2020[d]	1,483,500
	Sprint Corporation
1,280,000	7.125%, 6/15/2024[d]	1,356,800
	Telefonica Emisiones SAU
4,470,000	5.462%, 2/16/2021	5,075,547
1,600,000	4.570%, 4/27/2023	1,699,376

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Communications Services (10.5%) - continued
	Time Warner Cable, Inc.
$2,500,000	8.250%, 4/1/2019	$3,167,825
2,550,000	4.125%, 2/15/2021	2,753,357
3,830,000	4.500%, 9/15/2042	3,728,432
	Time Warner, Inc.
3,190,000	2.100%, 6/1/2019	3,173,766
1,600,000	7.700%, 5/1/2032	2,221,830
	T-Mobile USA, Inc.
1,910,000	6.633%, 4/28/2021	2,067,575
	Univision Communications, Inc.
1,920,000	6.750%, 9/15/2022[d]	2,124,000
	UPCB Finance VI, Ltd.
2,600,000	6.875%, 1/15/2022[d]	2,840,500
	Verizon Communications, Inc.
3,520,000	3.650%, 9/14/2018	3,764,573
2,550,000	4.500%, 9/15/2020	2,804,980
3,830,000	3.450%, 3/15/2021	3,957,937
5,065,000	5.150%, 9/15/2023	5,668,206
3,820,000	6.400%, 9/15/2033	4,679,263
1,910,000	5.050%, 3/15/2034	2,038,478
3,180,000	6.550%, 9/15/2043	4,001,842
	Windstream Corporation
1,910,000	7.750%, 10/1/2021	2,086,675

	Total	152,949,113

Consumer Cyclical (5.5%)
	American Honda Finance Corporation
4,400,000	3.875%, 9/21/2020[d]	4,743,812
	Chrysler Group, LLC
1,900,000	8.000%, 6/15/2019	2,063,875
	CVS Caremark Corporation
3,190,000	2.750%, 12/1/2022	3,081,157
	Daimler Finance North America, LLC
2,260,000	3.875%, 9/15/2021[d]	2,408,844
	Ford Motor Credit Company, LLC
2,560,000	1.474%, 5/9/2016[c]	2,597,732
3,250,000	4.250%, 2/3/2017	3,490,292
630,000	6.625%, 8/15/2017	725,202
3,830,000	2.375%, 3/12/2019	3,848,591
2,575,000	4.250%, 9/20/2022	2,746,583
	General Motors Company
3,170,000	3.500%, 10/2/2018[d]	3,241,325
	General Motors Financial Company, Inc.
2,410,000	4.750%, 8/15/2017	2,563,637
	Hilton Worldwide Finance, LLC
1,910,000	5.625%, 10/15/2021[d]	2,029,375
	Home Depot, Inc.
3,165,000	3.750%, 2/15/2024	3,308,583
	Hyundai Capital America
2,065,000	2.875%, 8/9/2018[d]	2,124,734
	Hyundai Motor Manufacturing Czech SRO
2,525,000	4.500%, 4/15/2015[d]	2,595,703
	Jaguar Land Rover Automotive plc
1,910,000	4.125%, 12/15/2018[d]	1,967,300
	Johnson Controls, Inc.
3,150,000	5.250%, 12/1/2041	3,479,786
	KIA Motors Corporation
3,260,000	3.625%, 6/14/2016[d]	3,413,552
	L Brands, Inc.
1,900,000	5.625%, 2/15/2022	2,056,750
	Macy’s Retail Holdings, Inc.
3,570,000	3.875%, 1/15/2022	3,726,473
1,925,000	2.875%, 2/15/2023	1,847,788
3,190,000	3.625%, 6/1/2024	3,173,849
	Marriott International, Inc.
3,250,000	3.000%, 3/1/2019	3,360,233
	QVC, Inc.
2,235,000	4.375%, 3/15/2023	2,270,309
	Spencer Spirit Holdings, Inc.
50,000	11.000%, 5/1/2017[e]	53,063
	Starwood Hotels & Resorts Worldwide, Inc.
1,850,000	6.750%, 5/15/2018	2,177,117
3,210,000	3.125%, 2/15/2023	3,071,126
	Toll Brothers Finance Corporation
2,000,000	6.750%, 11/1/2019	2,305,000
960,000	4.375%, 4/15/2023	943,200
	Wyndham Worldwide Corporation
1,920,000	2.500%, 3/1/2018	1,949,316
3,220,000	4.250%, 3/1/2022	3,309,455

	Total	80,673,762

Consumer Non-Cyclical (7.8%)
	Activis Funding SCS
2,555,000	3.850%, 6/15/2024[d]	2,582,727
	Altria Group, Inc.
1,595,000	4.750%, 5/5/2021	1,759,293
3,175,000	4.000%, 1/31/2024	3,262,408
804,000	9.950%, 11/10/2038	1,339,335
	Amgen, Inc.
3,190,000	2.200%, 5/22/2019	3,186,293
	Baxter International, Inc.
2,550,000	3.200%, 6/15/2023	2,529,174
	Biomet, Inc.
2,480,000	6.500%, 8/1/2020	2,672,200
	Boston Scientific Corporation
3,190,000	6.000%, 1/15/2020	3,708,385
	BRF SA
3,830,000	4.750%, 5/22/2024[d]	3,772,550
	Bunge Limited Finance Corporation
2,530,000	8.500%, 6/15/2019	3,179,256
	Celgene Corporation
2,250,000	1.900%, 8/15/2017	2,282,827
3,770,000	3.950%, 10/15/2020	3,975,951
	ConAgra Foods, Inc.
1,895,000	2.100%, 3/15/2018	1,901,054
2,080,000	3.200%, 1/25/2023	2,004,841
	DaVita HealthCare Partners, Inc.
1,920,000	5.125%, 7/15/2024	1,932,000
	Edwards Lifesciences Corporation
2,375,000	2.875%, 10/15/2018	2,427,005
	Energizer Holdings, Inc.
1,450,000	4.700%, 5/24/2022	1,488,798
	Express Scripts Holding Company
3,235,000	4.750%, 11/15/2021	3,580,436
1,910,000	3.500%, 6/15/2024	1,889,991
	Fresenius Medical Care US Finance, Inc.
1,290,000	6.500%, 9/15/2018[d]	1,457,700

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Consumer Non-Cyclical (7.8%) - continued
	Gilead Sciences, Inc.
$1,600,000	4.800%, 4/1/2044	$1,688,312
	HCA, Inc.
2,560,000	4.750%, 5/1/2023	2,556,800
	Hospira, Inc.
2,540,000	5.200%, 8/12/2020	2,780,060
	JBS USA, LLC
1,910,000	7.250%, 6/1/2021[d]	2,048,475
	Lorillard Tobacco Company
3,170,000	8.125%, 6/23/2019	3,952,210
	McKesson Corporation
2,550,000	4.883%, 3/15/2044	2,677,903
	Mondelez International, Inc.
3,830,000	4.000%, 2/1/2024	3,967,087
	Mylan, Inc.
3,845,000	7.875%, 7/15/2020[d]	4,255,873
	Pernod Ricard SA
5,130,000	5.750%, 4/7/2021[d]	5,897,186
1,910,000	4.450%, 1/15/2022[d]	2,036,261
	Perrigo Company, Ltd.
950,000	2.300%, 11/8/2018[d]	949,610
2,550,000	4.000%, 11/15/2023[d]	2,591,733
	SABMiller Holdings, Inc.
4,425,000	3.750%, 1/15/2022[d]	4,581,933
	Spectrum Brands Escrow Corporation
1,460,000	6.375%, 11/15/2020	1,569,500
	Tenet Healthcare Corporation
1,910,000	8.125%, 4/1/2022	2,210,825
	Thermo Fisher Scientific, Inc.
3,170,000	4.150%, 2/1/2024	3,315,031
630,000	5.300%, 2/1/2044	699,246
	Tyson Foods, Inc.
3,190,000	4.500%, 6/15/2022	3,345,315
	Valeant Pharmaceuticals International
2,560,000	6.375%, 10/15/2020[d]	2,720,000
	Watson Pharmaceuticals, Inc.
3,180,000	3.250%, 10/1/2022	3,124,274
	Whirlpool Corporation
3,245,000	3.700%, 3/1/2023	3,277,038
	Zoetis, Inc.
3,190,000	3.250%, 2/1/2023	3,155,535

	Total	114,332,431

Energy (9.7%)
	Anadarko Petroleum Corporation
3,190,000	6.450%, 9/15/2036	4,068,038
	Buckeye Partners, LP
1,910,000	4.150%, 7/1/2023	1,968,587
3,180,000	5.850%, 11/15/2043	3,543,458
	Calumet Specialty Products Partners, LP
1,910,000	6.500%, 4/15/2021[d]	1,948,200
	Cameron International Corporation
3,200,000	3.700%, 6/15/2024	3,229,734
	Canadian Natural Resources, Ltd.
3,190,000	6.250%, 3/15/2038	3,971,400
	Canadian Oil Sands, Ltd.
2,600,000	4.500%, 4/1/2022[d]	2,746,713
	Chaparral Energy, Inc.
641,000	7.625%, 11/15/2022	692,280
	CNOOC Finance 2013, Ltd.
3,200,000	3.000%, 5/9/2023	3,021,494
	Concho Resources, Inc.
1,930,000	6.500%, 1/15/2022	2,127,825
	Continental Resources, Inc.
3,830,000	3.800%, 6/1/2024[d]	3,871,383
	DCP Midstream Operating, LP
2,550,000	5.600%, 4/1/2044	2,817,097
	Ecopetrol SA
1,910,000	5.875%, 5/28/2045	1,975,475
	El Paso Pipeline Partners Operating Company, LLC
3,850,000	5.000%, 10/1/2021	4,209,001
1,910,000	4.300%, 5/1/2024	1,923,637
	Enbridge Energy Partners, LP
2,230,000	5.200%, 3/15/2020	2,490,295
	Enbridge, Inc.
800,000	3.500%, 6/10/2024	796,920
	Encana Corporation
2,230,000	3.900%, 11/15/2021	2,356,265
1,280,000	5.150%, 11/15/2041	1,395,265
	Energy Transfer Partners, LP
4,240,000	6.700%, 7/1/2018	4,964,565
	Energy XXI Gulf Coast, Inc.
1,600,000	6.875%, 3/15/2024[d]	1,632,000
	Enterprise Products Operating, LLC
1,275,000	3.900%, 2/15/2024	1,318,935
	Key Energy Services, Inc.
2,075,000	6.750%, 3/1/2021	2,158,000
	Kinder Morgan Energy Partners, LP
1,600,000	3.450%, 2/15/2023	1,552,710
	Linn Energy, LLC
1,970,000	7.750%, 2/1/2021	2,125,137
	Marathon Oil Corporation
2,364,000	5.900%, 3/15/2018	2,705,986
1,920,000	2.800%, 11/1/2022	1,866,115
	Marathon Petroleum Corporation
1,920,000	6.500%, 3/1/2041	2,371,085
	MEG Energy Corporation
1,920,000	6.375%, 1/30/2023[d]	2,040,000
	Nexen, Inc.
1,920,000	6.400%, 5/15/2037	2,310,415
	Noble Energy, Inc.
3,100,000	8.250%, 3/1/2019	3,908,068
	Noble Holding International, Ltd.
2,560,000	3.950%, 3/15/2022[f]	2,622,106
	Oasis Petroleum, Inc.
1,920,000	6.875%, 3/15/2022[d]	2,092,800
	Offshore Group Investment, Ltd.
1,600,000	7.500%, 11/1/2019	1,692,000
	Petrobras Global Finance BV
3,190,000	4.875%, 3/17/2020	3,276,449
	Petroleos Mexicanos
3,010,000	3.500%, 7/18/2018	3,163,510
	Pioneer Natural Resources Company
2,500,000	6.875%, 5/1/2018	2,954,305
	Range Resources Corporation
1,280,000	5.000%, 3/15/2023	1,363,200
	Rosetta Resources, Inc.
1,920,000	5.875%, 6/1/2022	2,006,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Energy (9.7%) - continued
	Rowan Companies, Inc.
$2,125,000	4.875%, 6/1/2022	$2,276,211
1,920,000	4.750%, 1/15/2024	2,031,416
	Sabine Pass Liquefaction, LLC
1,910,000	5.750%, 5/15/2024[d]	1,991,175
	Spectra Energy Partners, LP
3,200,000	4.600%, 6/15/2021	3,494,246
	Suncor Energy, Inc.
1,910,000	6.100%, 6/1/2018	2,216,679
1,940,000	6.850%, 6/1/2039	2,579,758
	Sunoco Logistics Partners Operations, LP
3,200,000	3.450%, 1/15/2023	3,156,637
	Transocean, Inc.
1,920,000	7.375%, 4/15/2018	2,218,424
1,280,000	6.375%, 12/15/2021	1,480,756
2,550,000	3.800%, 10/15/2022	2,523,794
	Weatherford International, Ltd.
4,500,000	6.000%, 3/15/2018	5,120,244
	Williams Companies, Inc.
2,560,000	3.700%, 1/15/2023	2,462,559
2,550,000	4.550%, 6/24/2024	2,575,248
	Williams Partners, LP
2,550,000	4.000%, 11/15/2021	2,666,487
3,810,000	4.500%, 11/15/2023	4,041,217
1,600,000	3.900%, 1/15/2025	1,607,382
1,920,000	5.400%, 3/4/2044	2,059,836

	Total	141,778,922

Financials (28.0%)
	Abbey National Treasury Services plc
2,850,000	3.050%, 8/23/2018	2,984,588
	Aegon NV
2,600,000	2.847%, 7/29/2049[c,g]	2,397,200
	American International Group, Inc.
4,445,000	3.375%, 8/15/2020	4,618,951
3,625,000	4.125%, 2/15/2024	3,815,802
	American Tower Trust I
3,200,000	1.551%, 3/15/2018[d]	3,186,979
	Ares Capital Corporation
3,190,000	4.875%, 11/30/2018	3,391,104
	Associated Banc Corporation
3,180,000	5.125%, 3/28/2016	3,387,053
	Associates Corporation of North America
3,800,000	6.950%, 11/1/2018	4,538,127
	Assured Guaranty US Holdings, Inc.
3,200,000	5.000%, 7/1/2024[f]	3,180,941
	AXA SA
2,580,000	8.600%, 12/15/2030	3,466,875
	Axis Specialty Finance, LLC
2,570,000	5.875%, 6/1/2020	2,951,139
	Banco do Brasil SA
4,470,000	9.000%, 12/31/2049[d,g]	4,408,537
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
1,445,000	4.125%, 11/9/2022[d]	1,466,675
	Bank of America Corporation
3,840,000	1.300%, 3/22/2018[c]	3,889,440
3,880,000	7.625%, 6/1/2019	4,792,502
1,900,000	4.100%, 7/24/2023	1,971,947
3,830,000	4.125%, 1/22/2024	3,948,703
1,950,000	5.875%, 2/7/2042	2,315,800
	Barclays Bank plc
1,910,000	10.179%, 6/12/2021[d]	2,641,931
	BBVA Bancomer SA/Texas
3,535,000	6.750%, 9/30/2022[d]	4,047,575
	BPCE SA
2,535,000	5.700%, 10/22/2023[d]	2,791,314
3,190,000	5.150%, 7/21/2024[d]	3,367,699
	Caixa Economica Federal
3,190,000	4.250%, 5/13/2019[d,f]	3,220,305
	Capital One Bank USA NA
5,425,000	2.250%, 2/13/2019	5,459,438
	Capital One Financial Corporation
960,000	2.450%, 4/24/2019	969,004
	CIT Group, Inc.
3,120,000	5.250%, 3/15/2018	3,350,100
930,000	3.875%, 2/19/2019	944,508
	Citigroup, Inc.
3,830,000	8.500%, 5/22/2019	4,895,472
4,475,000	3.500%, 5/15/2023	4,356,171
3,805,000	5.500%, 9/13/2025	4,244,360
1,930,000	5.950%, 12/29/2049[g]	1,949,300
	CNA Financial Corporation
3,775,000	7.350%, 11/15/2019	4,656,564
1,300,000	5.875%, 8/15/2020	1,521,252
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1,910,000	5.750%, 12/1/2043	2,200,987
1,290,000	11.000%, 12/29/2049[d,g]	1,732,070
	Credit Suisse Group AG
1,890,000	6.500%, 8/8/2023[d]	2,097,900
1,260,000	7.500%, 12/11/2049[d,g]	1,394,694
	Developers Diversified Realty Corporation
1,290,000	7.875%, 9/1/2020	1,632,316
	Discover Bank
2,200,000	7.000%, 4/15/2020	2,642,556
3,505,000	4.200%, 8/8/2023	3,698,564
	Discover Bank of Greenwood Delaware
1,600,000	4.250%, 3/13/2026	1,661,874
	Duke Realty, LP
3,220,000	3.875%, 10/15/2022	3,277,661
	Essex Portfolio, LP
2,560,000	3.250%, 5/1/2023	2,499,110
	Fairfax Financial Holdings, Ltd.
1,915,000	5.800%, 5/15/2021[d]	2,070,404
	Fifth Third Bancorp
3,825,000	4.300%, 1/16/2024	3,986,178
	GE Capital Trust I
4,500,000	6.375%, 11/15/2067	5,006,250
	General Electric Capital Corporation
3,225,000	3.800%, 6/18/2019[d]	3,425,695
600,000	5.300%, 2/11/2021	682,271
3,200,000	1.231%, 3/15/2023[c]	3,207,971
1,550,000	6.750%, 3/15/2032	2,044,696
3,200,000	7.125%, 12/15/2049[g]	3,776,640
	Glitnir Banki HF
50,000	Zero Coupon, 1/21/2011[e,h]	15,437

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Financials (28.0%) - continued
	Goldman Sachs Group, Inc.
$3,250,000	6.250%, 9/1/2017	$3,699,982
3,170,000	2.900%, 7/19/2018	3,265,956
2,900,000	5.375%, 3/15/2020	3,285,053
3,275,000	5.250%, 7/27/2021	3,677,606
3,190,000	4.000%, 3/3/2024	3,247,289
3,190,000	3.850%, 7/8/2024[i]	3,185,789
1,260,000	6.750%, 10/1/2037	1,515,823
1,275,000	5.700%, 12/29/2049[g]	1,317,234
	Hartford Financial Services Group, Inc.
4,480,000	5.125%, 4/15/2022	5,094,266
	HCP, Inc.
3,100,000	5.625%, 5/1/2017	3,461,076
2,250,000	2.625%, 2/1/2020	2,251,168
2,555,000	4.200%, 3/1/2024	2,633,965
	Health Care REIT, Inc.
1,280,000	6.125%, 4/15/2020	1,488,026
3,150,000	4.950%, 1/15/2021	3,498,913
	HSBC Finance Corporation
3,210,000	6.676%, 1/15/2021	3,838,842
	HSBC Holdings plc
3,200,000	4.875%, 1/14/2022	3,591,174
	HSBC USA, Inc.
1,900,000	5.000%, 9/27/2020	2,104,807
3,830,000	3.500%, 6/23/2024	3,840,870
	Huntington Bancshares, Inc.
2,850,000	7.000%, 12/15/2020[f]	3,456,534
	Icahn Enterprises, LP
2,540,000	6.000%, 8/1/2020	2,720,975
	ILFC E-Capital Trust II
2,230,000	6.250%, 12/21/2065[c,d]	2,230,000
	ING Bank NV
3,165,000	5.800%, 9/25/2023[d]	3,565,372
	International Lease Finance Corporation
1,950,000	4.875%, 4/1/2015	1,998,750
1,600,000	5.750%, 5/15/2016	1,714,000
1,280,000	2.181%, 6/15/2016[c]	1,288,000
1,875,000	6.750%, 9/1/2016[d]	2,076,562
	Intesa Sanpaolo SPA
2,530,000	3.875%, 1/15/2019	2,653,269
2,550,000	5.017%, 6/26/2024[d]	2,580,128
	J.P. Morgan Chase & Company
3,840,000	1.129%, 1/25/2018[c]	3,894,094
3,200,000	3.375%, 5/1/2023	3,140,861
3,150,000	5.500%, 10/15/2040	3,627,244
2,550,000	6.750%, 8/29/2049[g]	2,744,437
2,560,000	6.000%, 12/29/2049[g]	2,611,200
	J.P. Morgan Chase Bank NA
2,580,000	6.000%, 10/1/2017	2,934,673
	Liberty Mutual Group, Inc.
1,920,000	5.000%, 6/1/2021[d]	2,111,958
3,535,000	4.950%, 5/1/2022[d]	3,866,431
	Liberty Property, LP
2,840,000	5.500%, 12/15/2016	3,100,715
1,875,000	4.750%, 10/1/2020	2,035,669
	Lincoln National Corporation
5,410,000	4.000%, 9/1/2023	5,619,811
	Lloyds Banking Group plc
2,550,000	5.920%, 9/29/2049[d,g]	2,575,500
	Macquarie Bank, Ltd.
3,215,000	1.650%, 3/24/2017[d]	3,233,679
	Merrill Lynch & Company, Inc.
3,050,000	6.875%, 4/25/2018	3,593,300
3,000,000	7.750%, 5/14/2038	4,121,154
	MetLife Capital Trust IV
700,000	7.875%, 12/15/2037[d]	869,750
	MetLife Capital Trust X
2,250,000	9.250%, 4/8/2038[d]	3,195,000
	Morgan Stanley
3,730,000	6.625%, 4/1/2018	4,360,269
3,195,000	2.125%, 4/25/2018	3,230,097
2,235,000	2.500%, 1/24/2019	2,260,032
3,180,000	5.625%, 9/23/2019	3,657,665
3,400,000	5.500%, 1/26/2020	3,891,531
3,205,000	4.875%, 11/1/2022	3,440,305
2,550,000	5.000%, 11/24/2025	2,719,748
	National Retail Properties, Inc.
3,200,000	3.900%, 6/15/2024	3,218,906
	Nomura Holdings, Inc.
3,190,000	2.750%, 3/19/2019	3,245,181
	Nordea Bank AB
3,170,000	4.875%, 5/13/2021[d]	3,441,117
	Omega Healthcare Investors, Inc.
2,960,000	5.875%, 3/15/2024	3,138,192
	ORIX Corporation
4,450,000	5.000%, 1/12/2016	4,717,485
	Preferred Term Securities XXIII, Ltd.
3,678,167	0.431%, 12/22/2036[c,e,j]	2,758,625
	ProLogis, LP
3,200,000	6.875%, 3/15/2020	3,844,774
	Prudential Financial, Inc.
1,915,000	3.500%, 5/15/2024	1,909,242
1,425,000	6.200%, 11/15/2040	1,783,932
1,930,000	5.875%, 9/15/2042	2,096,462
	RBS Capital Trust III
2,240,000	5.512%, 9/29/2049[f,g]	2,217,600
	Realty Income Corporation
3,830,000	3.875%, 7/15/2024	3,870,165
	Regency Centers, LP
1,600,000	3.750%, 6/15/2024	1,605,637
	Regions Bank
1,910,000	7.500%, 5/15/2018	2,273,305
	Reinsurance Group of America, Inc.
1,930,000	6.450%, 11/15/2019	2,278,884
3,815,000	4.700%, 9/15/2023	4,092,762
	Royal Bank of Scotland Group plc
2,540,000	6.990%, 10/29/2049[d,g]	2,959,100
	Royal Bank Of Scotland plc
1,920,000	6.000%, 12/19/2023	2,075,914
	Santander UK plc
960,000	5.000%, 11/7/2023[d]	1,036,830
	Simon Property Group, LP
1,250,000	10.350%, 4/1/2019	1,693,574
1,025,000	2.750%, 2/1/2023	990,175
	SLM Corporation
2,380,000	6.250%, 1/25/2016	2,528,750
4,515,000	6.000%, 1/25/2017	4,904,419
1,024,000	4.625%, 9/25/2017	1,079,040
	Societe Generale SA
1,920,000	7.875%, 12/31/2049[d,f,g]	2,047,200

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
Financials (28.0%) - continued
	Sumitomo Mitsui Financial Group, Inc.
$3,510,000	4.436%, 4/2/2024[d]	$3,668,111
	Swiss RE Capital I, LP
4,200,000	6.854%, 5/29/2049[d,g]	4,494,000
	UnionBanCal Corporation
2,580,000	3.500%, 6/18/2022	2,660,357
	Ventas Realty, LP
3,200,000	4.000%, 4/30/2019	3,438,022
	Voya Financial, Inc.
1,760,000	2.900%, 2/15/2018	1,823,782
3,215,000	5.500%, 7/15/2022	3,682,197
	Wachovia Capital Trust III
120,000	5.570%, 3/15/2042[c,g]	116,400
	Wells Fargo & Company
3,035,000	3.450%, 2/13/2023	3,020,150
1,910,000	4.100%, 6/3/2026	1,934,064
3,220,000	7.980%, 2/28/2049[g]	3,662,750
	XLIT, Ltd.
3,190,000	5.250%, 12/15/2043	3,507,938

	Total	410,112,224

Foreign Government (1.2%)
	Colombia Government International Bond
1,940,000	2.625%, 3/15/2023	1,813,900
3,200,000	5.625%, 2/26/2044	3,584,000
	Corporacion Andina de Fomento
1,968,000	4.375%, 6/15/2022	2,087,206
	Export-Import Bank of Korea
2,580,000	4.375%, 9/15/2021	2,798,353
	Mexico Government International Bond
3,150,000	5.125%, 1/15/2020	3,568,950
3,480,000	4.000%, 10/2/2023	3,657,480

	Total	17,509,889

Mortgage-Backed Securities (3.0%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
2,412,500	3.000%, 7/1/2029[i]	2,500,706
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,412,500	4.000%, 7/1/2044[i]	2,555,742
	Federal National Mortgage Association Conventional 15-yr. Pass Through
5,700,000	3.500%, 8/1/2029[i]	6,025,969
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
5,600,000	3.500%, 7/1/2044[i]	5,764,500
11,937,500	4.000%, 7/1/2044[i]	12,668,672
12,750,000	4.500%, 8/1/2044[i]	13,776,477

	Total	43,292,066

Technology (1.6%)
	Amkor Technology, Inc.
1,910,000	6.375%, 10/1/2022	2,034,150
	Fidelity National Information Services, Inc.
3,190,000	3.875%, 6/5/2024	3,205,117
	Freescale Semiconductor, Inc.
1,910,000	5.000%, 5/15/2021[d,f]	1,957,750
	Hewlett-Packard Company
1,890,000	2.750%, 1/14/2019	1,937,929
1,910,000	4.650%, 12/9/2021	2,083,833
	Motorola Solutions, Inc.
4,500,000	3.750%, 5/15/2022	4,473,774
	Oracle Corporation
3,830,000	2.800%, 7/8/2021[i]	3,826,361
3,200,000	2.500%, 10/15/2022	3,061,514
	Xerox Corporation
1,250,000	6.400%, 3/15/2016	1,365,459

	Total	23,945,887

Transportation (3.2%)
	American Airlines Pass Through Trust
2,484,831	5.600%, 7/15/2020[d]	2,615,285
2,464,817	4.950%, 1/15/2023[d]	2,668,164
2,490,647	4.000%, 7/15/2025[d]	2,540,460
	Avis Budget Car Rental, LLC
1,920,000	5.500%, 4/1/2023	1,963,200
	British Airways plc
4,445,288	4.625%, 6/20/2024[d]	4,695,558
	Canadian Pacific Railway Company
2,560,000	7.125%, 10/15/2031	3,383,235
	Continental Airlines, Inc.
2,200,000	6.750%, 9/15/2015[d]	2,219,250
900,775	7.250%, 11/10/2019	1,053,906
1,374,868	4.000%, 10/29/2024	1,407,590
	CSX Corporation
2,225,000	3.700%, 11/1/2023	2,291,490
1,807,000	6.220%, 4/30/2040	2,269,077
	Delta Air Lines, Inc.
1,885,263	4.950%, 5/23/2019[f]	2,036,084
1,152,377	4.750%, 5/7/2020	1,250,329
	ERAC USA Finance, LLC
3,450,000	5.250%, 10/1/2020[d]	3,919,076
1,915,000	4.500%, 8/16/2021[d]	2,083,495
	Navios South American Logistics, Inc.
325,000	7.250%, 5/1/2022[d]	338,000
	Penske Truck Leasing Company, LP
1,945,000	2.500%, 3/15/2016[d]	1,999,314
	United Airlines, Inc.
2,240,000	4.000%, 4/11/2026	2,293,312
	US Airways Pass Through Trust
3,200,000	3.950%, 11/15/2025	3,264,000
	Virgin Australia Holdings, Ltd.
2,761,277	5.000%, 10/23/2023[d]	2,933,857

	Total	47,224,682

U.S. Government and Agencies (4.1%)
	U.S. Treasury Bonds
1,500,000	4.375%, 5/15/2041	1,803,282
287,000	3.125%, 2/15/2042	277,673
3,449,000	3.000%, 5/15/2042	3,252,838
4,470,000	3.750%, 11/15/2043	4,827,600

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (90.1%)	Value
U.S. Government and Agencies (4.1%) - continued
	U.S. Treasury Bonds, TIPS
$3,240,785	0.625%, 1/15/2024	$3,358,263
	U.S. Treasury Notes
1,410,000	2.875%, 3/31/2018	1,496,914
4,542,000	1.000%, 5/31/2018	4,492,678
6,390,000	1.500%, 1/31/2019	6,386,006
10,023,000	1.000%, 6/30/2019	9,714,482
5,160,000	3.625%, 2/15/2020	5,675,598
7,020,000	2.625%, 11/15/2020	7,292,025
3,300,000	1.750%, 5/15/2023	3,125,720
	U.S. Treasury Notes, TIPS
3,355,047	0.625%, 7/15/2021	3,534,073
5,247,761	0.125%, 1/15/2023	5,229,724

	Total	60,466,876

U.S. Municipals (0.2%)
	Denver, CO City & County Airport Rev.
2,550,000	5.250%, 11/15/2022, Ser. A, AMT	2,968,710

	Total	2,968,710

Utilities (5.6%)
	American Electric Power Company, Inc.
2,565,000	2.950%, 12/15/2022	2,492,588
	Arizona Public Service Company
2,880,000	8.750%, 3/1/2019	3,713,207
	Atlas Pipeline Partners, LP
1,280,000	4.750%, 11/15/2021	1,254,400
	Cleveland Electric Illuminating Company
923,000	5.700%, 4/1/2017	1,007,206
	Commonwealth Edison Company
1,500,000	6.150%, 9/15/2017	1,723,629
	DCP Midstream Operating, LP
2,560,000	3.875%, 3/15/2023	2,591,813
	DCP Midstream, LLC
1,750,000	5.850%, 5/21/2043[d]	1,662,500
	DPL, Inc.
3,230,000	6.500%, 10/15/2016	3,480,325
	El Paso Pipeline Partners Operating Company, LLC
1,280,000	4.700%, 11/1/2042	1,194,607
	Electricite de France SA
3,200,000	5.250%, 12/29/2049[d,g]	3,264,416
	Energy Transfer Partners, LP
3,380,000	4.650%, 6/1/2021	3,640,906
	Enterprise Products Operating, LLC
2,675,000	7.034%, 1/15/2068	3,053,245
1,930,000	6.650%, 4/15/2018	2,275,337
	Exelon Generation Company, LLC
1,050,000	5.200%, 10/1/2019	1,180,883
2,500,000	4.000%, 10/1/2020	2,635,578
	FirstEnergy Transmission, LLC
3,830,000	4.350%, 1/15/2025[d]	3,869,529
	Great River Energy
26,783	5.829%, 7/1/2017[e]	29,134
	ITC Holdings Corporation
3,170,000	4.050%, 7/1/2023	3,292,115
	Kinder Morgan Energy Partners, LP
2,550,000	5.800%, 3/1/2021	2,913,390
1,890,000	4.150%, 2/1/2024	1,916,910
1,935,000	5.000%, 8/15/2042	1,923,405
	MidAmerican Energy Holdings Company
4,450,000	3.750%, 11/15/2023[f]	4,584,363
	Nevada Power Company
2,800,000	6.750%, 7/1/2037	3,831,128
	NiSource Finance Corporation
2,800,000	6.400%, 3/15/2018	3,216,984
3,200,000	5.450%, 9/15/2020	3,662,787
	Ohio Power Company
2,400,000	6.050%, 5/1/2018	2,763,372
	ONEOK Partners, LP
635,000	3.200%, 9/15/2018	662,563
1,900,000	5.000%, 9/15/2023	2,097,881
	Pennsylvania Electric Company
3,700,000	5.200%, 4/1/2020	4,097,843
	PPL Capital Funding, Inc.
3,205,000	3.500%, 12/1/2022	3,257,341
	PSEG Power, LLC
1,300,000	5.320%, 9/15/2016	1,421,303
	Southern California Edison Company
2,585,000	6.250%, 8/1/2049[g]	2,804,725

	Total	81,515,413

	Total Long-Term Fixed Income (cost $1,252,306,022)	1,318,645,855

Shares	Preferred Stock (2.0%)
Financials (2.0%)
79,875	Allstate Corporation, 5.100%	2,007,259
93,500	Annaly Capital Management, Inc.,
	7.500%[g]	2,267,375
76,576	CHS, Inc., 7.100%[g]	2,079,804
102,122	Citigroup, Inc., 7.875%	2,828,779
22,500	Cobank ACB, 6.250%[d,g]	2,330,861
31,925	Countrywide Capital V, 7.000%	830,050
64,000	DDR Corporation, 6.250%[g]	1,529,600
128,000	Discover Financial Services,
	6.500%[g]	3,212,800
95,940	Goldman Sachs Group, Inc.,
	5.500%[g]	2,350,530
102,122	HSBC USA, Inc., 6.500%[g]	2,598,903
88,200	Morgan Stanley, 7.125%[g]	2,458,134
63,611	RBS Capital Funding Trust VII,
	6.080%[g]	1,533,025
101,500	Wells Fargo & Company, 5.850%[g]	2,632,910

	Total	28,660,030

	Total Preferred Stock (cost $28,088,583)	28,660,030

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Collateral Held for Securities Loaned (1.6%)	Value
23,912,185	Thrivent Cash Management Trust	$23,912,185

	Total Collateral Held for Securities Loaned (cost $23,912,185)	23,912,185

Shares or Principal Amount	Short-Term Investments (5.5%)[k]
	Federal Home Loan Bank Discount Notes
600,000	0.045%, 07/30/2014[l]	599,978
	Thrivent Cash Management Trust
80,031,208	0.050%	80,031,208
	U.S. Treasury Bill
400,000	0.020%, 07/10/2014[m]	399,998

	Total Short-Term Investments (at amortized cost)	81,031,184

	Total Investments (cost $1,449,427,951) 103.6%	$1,516,327,595

	Other Assets and Liabilities, Net (3.6%)	(52,828,673)

	Total Net Assets 100.0%	$1,463,498,922

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the security is insured or guaranteed.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $247,873,088 or 16.9% of total net assets.
e	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Income Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Glitnir Banki HF, 01/21/2015	5/1/2008	$50,000
Great River Energy, 07/01/2017	4/13/2009	26,783
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	3,678,167
Spencer Spirit Holdings, Inc., 05/01/2017	4/11/2011	50,000
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	3,086,545

f	All or a portion of the security is on loan.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
h	In bankruptcy. Interest is not being accrued.
i	Denotes investments purchased on a when-issued or delayed delivery basis.
j	Security is fair valued.
k	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
l	At June 30, 2014, $599,978 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
m	At June 30, 2014, $399,998 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

Definitions:

AMT	-	Subject to Alternative Minimum Tax
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Rev.	-	Revenue
Ser.	-	Series
TIPS	-	Treasury Inflation Protected Security.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation	$74,989,476
Gross unrealized depreciation	(8,233,059)

Net unrealized appreciation (depreciation)	$66,756,417

Cost for federal income tax purposes	$1,449,571,178

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Income Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	4,718,596	—	4,718,596	—
Capital Goods	3,133,428	—	3,133,428	—
Communications Services	21,920,854	—	21,920,854	—
Consumer Cyclical	9,236,451	—	9,236,451	—
Consumer Non-Cyclical	7,199,334	—	7,199,334	—
Energy	1,423,107	—	1,423,107	—
Financials	1,574,503	—	1,574,503	—
Technology	6,931,831	—	6,931,831	—
Transportation	3,963,309	—	3,963,309	—
Utilities	3,976,928	—	3,976,928	—
Long-Term Fixed Income
Asset-Backed Securities	16,034,324	—	16,034,324	—
Basic Materials	74,017,480	—	74,017,480	—
Capital Goods	26,028,832	—	26,028,832	—
Collateralized Mortgage Obligations	14,352,737	—	14,352,737	—
Commercial Mortgage-Backed
Securities	11,442,507	—	11,442,507	—
Communications Services	152,949,113	—	152,949,113	—
Consumer Cyclical	80,673,762	—	80,673,762	—
Consumer Non-Cyclical	114,332,431	—	114,332,431	—
Energy	141,778,922	—	141,778,922	—
Financials	410,112,224	—	404,167,810	5,944,414
Foreign Government	17,509,889	—	17,509,889	—
Mortgage-Backed Securities	43,292,066	—	43,292,066	—
Technology	23,945,887	—	23,945,887	—
Transportation	47,224,682	—	47,224,682	—
U.S. Government and Agencies	60,466,876	—	60,466,876	—
U.S. Municipals	2,968,710	—	2,968,710	—
Utilities	81,515,413	—	81,515,413	—
Preferred Stock
Financials	28,660,030	26,329,169	2,330,861	—
Collateral Held for Securities Loaned	23,912,185	23,912,185	—	—
Short-Term Investments	81,031,184	80,031,208	999,976	—

Total	$1,516,327,595	$130,272,562	$1,380,110,619	$5,944,414

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	635,670	635,670	—	—

Total Asset Derivatives	$635,670	$635,670	$—	$—

Liability Derivatives
Futures Contracts	568,417	568,417	—	—
Credit Default Swaps	353,273	—	353,273	—

Total Liability Derivatives	$921,690	$568,417	$353,273	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	315	September 2014	$69,241,741	$69,172,032	($69,709)
5-Yr. U.S. Treasury Bond Futures	(595)	September 2014	(71,291,270)	(71,079,260)	212,010
10-Yr. U.S. Treasury Bond Futures	(1,000)	September 2014	(125,595,540)	(125,171,880)	423,660
30-Yr. U.S. Treasury Bond Futures	600	September 2014	82,811,208	82,312,500	(498,708)
Total Futures Contracts					$67,253

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
CDX HY 21, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2018	$9,504,000	($353,273)	($353,273)
Total Credit Default Swaps				($353,273)	($353,273)

1	As the buyer of protection, Income Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Income Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Income Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$635,670
Total Interest Rate Contracts		635,670

Total Asset Derivatives		$635,670

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	568,417
Total Interest Rate Contracts		568,417
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	353,273
Total Credit Contracts		353,273

Total Liability Derivatives		$921,690

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2,861,641
Total Interest Rate Contracts		2,861,641
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(55,097)
Total Credit Contracts		(55,097)

Total		$2,806,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

Income Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Income Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,659,267)
Total Interest Rate Contracts		(1,659,267)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(353,273)
Total Credit Contracts		(353,273)

Total		($2,012,540)

The following table presents Income Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*
Interest Rate Contracts	$347,311,873	24.1%	N/A
Credit Contracts	N/A	N/A	$626,635

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Income Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$21,063,391	$104,225,289	$101,376,495	23,912,185	$23,912,185	$15,768
Cash Management Trust- Short Term Investment	65,827,337	170,914,827	156,710,956	80,031,208	80,031,208	17,712
Total Value and Income Earned	86,890,728				103,943,393	33,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Asset-Backed Securities (2.3%)
	Conseco Financial Corporation
$10,560	6.330%, 11/1/2029	$10,927
	Countrywide Home Loans, Inc.
144,210	6.085%, 6/25/2021[a]	143,283
	Credit Based Asset Servicing and Securitization, LLC
350,052	3.770%, 12/25/2036	234,290
	First Horizon ABS Trust
601,631	0.312%, 10/25/2034[a,b]	514,053
	GMAC Mortgage Corporation Loan Trust
818,058	0.332%, 8/25/2035[a,b]	707,805
1,007,936	0.332%, 12/25/2036[a,b]	866,949
	IndyMac Seconds Asset-Backed Trust
392,542	0.492%, 10/25/2036[a,b]	169,304
	Wachovia Asset Securitization, Inc.
848,358	0.292%, 7/25/2037[a,b,c]	731,257

	Total	3,377,868

Basic Materials (1.1%)
	Dow Chemical Company
27,000	7.375%, 11/1/2029	35,971
	Georgia-Pacific, LLC
250,000	3.734%, 7/15/2023[d]	256,132
	Monsanto Company
325,000	1.150%, 6/30/2017	325,100
	Mosaic Company
400,000	4.250%, 11/15/2023	422,263
	Packaging Corporation of America
200,000	4.500%, 11/1/2023	214,216
	Xstrata Finance Canada, Ltd.
325,000	2.700%, 10/25/2017[d]	333,601

	Total	1,587,283

Capital Goods (0.6%)
	Precision Castparts Corporation
300,000	1.250%, 1/15/2018	297,942
	Roper Industries, Inc.
300,000	1.850%, 11/15/2017	302,498
	United Technologies Corporation
275,000	6.050%, 6/1/2036	349,253

	Total	949,693

Commercial Mortgage-Backed Securities (2.0%)
	Banc of America Commercial Mortgage, Inc.
645,000	5.775%, 6/10/2049	709,888
	Commercial Mortgage Pass- Through Certificates
438,823	0.282%, 12/15/2020[b,d]	437,369
500,000	5.306%, 12/10/2046	538,777
	Credit Suisse Mortgage Capital Certificates
629,343	0.322%, 10/15/2021[b,d]	628,133
	LB-UBS Commercial Mortgage Trust
151,804	4.786%, 10/15/2029	152,224
	Morgan Stanley Capital I
470,357	3.224%, 7/15/2049	489,826

	Total	2,956,217

Communications Services (1.7%)
	America Movil SAB de CV
300,000	1.230%, 9/12/2016[b]	303,595
	AT&T, Inc.
300,000	1.400%, 12/1/2017	298,742
	British Sky Broadcasting Group plc
200,000	3.125%, 11/26/2022[d]	191,117
	British Telecommunications plc
200,000	2.350%, 2/14/2019	201,662
	Cox Communications, Inc.
135,000	6.450%, 12/1/2036[d]	157,575
	Crown Castle Towers, LLC
500,000	4.174%, 8/15/2017[d]	530,895
	DIRECTV Holdings, LLC
250,000	1.750%, 1/15/2018	250,344
	NBC Universal Enterprise, Inc.
250,000	1.662%, 4/15/2018[d]	249,837
	Verizon Global Funding Corporation
27,000	7.750%, 12/1/2030	37,028
	Viacom, Inc.
250,000	2.500%, 9/1/2018	255,524

	Total	2,476,319

Consumer Cyclical (2.6%)
	California Institute of Technology
325,000	4.700%, 11/1/2111	316,334
	Daimler Finance North America, LLC
27,000	8.500%, 1/18/2031	40,956
	Dartmouth College
250,000	3.760%, 6/1/2043	236,939
	Ford Motor Credit Company, LLC
150,000	4.207%, 4/15/2016	158,311
350,000	3.000%, 6/12/2017	365,137
	Home Depot, Inc.
320,000	2.250%, 9/10/2018	327,466
	Macy’s Retail Holdings, Inc.
200,000	4.375%, 9/1/2023	211,944
	Massachusetts Institute of Technology
500,000	4.678%, 7/1/2114	533,604
	President and Fellows of Harvard College
500,000	3.619%, 10/1/2037	475,444
	Starbucks Corporation
200,000	3.850%, 10/1/2023	210,153
	The Board of Trustees of The Leland Stanford Junior University
550,000	3.563%, 6/1/2044	500,254
	Wal-Mart Stores, Inc.
327,000	7.550%, 2/15/2030	465,129

	Total	3,841,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Consumer Non-Cyclical (2.4%)
	Allergan, Inc.
$325,000	1.350%, 3/15/2018	$313,713
	Altria Group, Inc.
240,000	4.000%, 1/31/2024	246,607
	Cargill, Inc.
325,000	4.100%, 11/1/2042[d]	312,865
	ConAgra Foods, Inc.
200,000	1.900%, 1/25/2018	200,482
	Dr Pepper Snapple Group, Inc.
250,000	2.700%, 11/15/2022	239,708
	Edwards Lifesciences Corporation
300,000	2.875%, 10/15/2018	306,569
	Fomento Economico Mexicano SAB de CV
200,000	2.875%, 5/10/2023	190,538
	Heineken NV
50,000	1.400%, 10/1/2017[d]	49,976
	McKesson Corporation
200,000	1.292%, 3/10/2017	200,529
275,000	2.700%, 12/15/2022	263,191
	Sanofi
250,000	1.250%, 4/10/2018	246,720
	Thermo Fisher Scientific, Inc.
300,000	1.300%, 2/1/2017	300,442
	Unilever Capital Corporation
300,000	2.200%, 3/6/2019	304,341
	Wyeth, LLC
350,000	6.000%, 2/15/2036	438,920

	Total	3,614,601

Energy (1.5%)
	Cameron International Corporation
150,000	1.400%, 6/15/2017	150,491
	CNOOC Nexen Finance 2014 ULC
250,000	1.625%, 4/30/2017	250,642
	Energy Transfer Partners, LP
450,000	6.700%, 7/1/2018	526,899
	Marathon Oil Corporation
325,000	2.800%, 11/1/2022	315,879
	Petro-Canada
300,000	6.800%, 5/15/2038	397,120
	Petroleos Mexicanos
250,000	3.125%, 1/23/2019[d]	258,625
	Phillips 66
325,000	1.950%, 3/5/2015	328,252

	Total	2,227,908

Financials (9.9%)
	American Tower Trust I
225,000	1.551%, 3/15/2018[d]	224,084
	Australia and New Zealand Banking Group, Ltd.
350,000	1.000%, 10/6/2015[d]	352,443
	AXA SA
27,000	8.600%, 12/15/2030	36,281
	Bank of America Corporation
250,000	1.500%, 10/9/2015	252,302
	Barclays Bank plc
300,000	5.000%, 9/22/2016	326,085
	BNZ International Funding, Ltd.
400,000	2.350%, 3/4/2019[d]	401,588
	Boston Properties, LP
300,000	3.125%, 9/1/2023	291,330
	Caixa Economica Federal
200,000	4.250%, 5/13/2019[d]	201,900
	Camden Property Trust
100,000	2.950%, 12/15/2022	96,675
	Chubb Corporation
350,000	6.500%, 5/15/2038	469,298
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
50,000	4.625%, 12/1/2023	52,847
	Credit Suisse AG Guernsey
650,000	1.625%, 3/6/2015[d]	655,681
	DnB Boligkreditt AS
200,000	1.450%, 3/21/2018[d]	199,055
	Duke Realty, LP
250,000	3.875%, 10/15/2022	254,477
	General Electric Capital Corporation
475,000	5.875%, 1/14/2038	576,272
	Goldman Sachs Group, Inc.
500,000	2.375%, 1/22/2018	507,768
	HCP, Inc.
325,000	3.750%, 2/1/2016	339,687
	HSBC Holdings plc
300,000	6.800%, 6/1/2038	382,766
	ING Bank NV
400,000	2.625%, 12/5/2022[d]	390,960
	J.P. Morgan Chase & Company
250,000	1.129%, 1/25/2018[b]	253,522
	Liberty Mutual Group, Inc.
150,000	4.950%, 5/1/2022[d]	164,064
200,000	4.250%, 6/15/2023[d]	207,293
	Macquarie Bank, Ltd.
200,000	5.000%, 2/22/2017[d]	217,960
	Marsh & McLennan Companies, Inc.
89,000	5.750%, 9/15/2015	94,257
400,000	2.550%, 10/15/2018	408,828
	MassMutual Global Funding II
350,000	2.000%, 4/5/2017[d]	357,812
	MasterCard, Inc.
250,000	2.000%, 4/1/2019	251,018
	MetLife, Inc.
200,000	4.368%, 9/15/2023	214,566
	Morgan Stanley
150,000	4.100%, 5/22/2023	152,162
250,000	5.000%, 11/24/2025	266,642
	National Australia Bank, Ltd.
325,000	2.000%, 6/20/2017[d]	332,488
	Nordea Bank AB
325,000	3.125%, 3/20/2017[d]	342,353
	North American Development Bank
400,000	2.300%, 10/10/2018	405,935
	PNC Financial Services Group, Inc.
325,000	2.854%, 11/9/2022	317,260
	Preferred Term Securities XXIII, Ltd.
788,179	0.431%, 12/22/2036[b,c,e]	591,134
	Principal Life Global Funding II
300,000	1.000%, 12/11/2015[d]	301,595

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Financials (9.9%) - continued
	Prudential Covered Trust
$240,000	2.997%, 9/30/2015[c]	$245,837
	Realty Income Corporation
300,000	2.000%, 1/31/2018	301,418
	Reliance Standard Life Global Funding II
240,000	2.500%, 4/24/2019[d]	240,758
	Skandinaviska Enskilda Banken AB
300,000	1.750%, 3/19/2018[d]	299,670
	Standard Chartered plc
200,000	3.950%, 1/11/2023[d]	198,950
	Sumitomo Mitsui Financial Group, Inc.
250,000	4.436%, 4/2/2024[d]	261,262
	Svenska Handelsbanken AB
125,000	1.625%, 3/21/2018	124,709
	Swedbank AB
300,000	1.750%, 3/12/2018[d]	299,585
	Swedbank Hypotek AB
400,000	1.375%, 3/28/2018[d]	398,271
	Toronto-Dominion Bank
325,000	0.691%, 9/9/2016[b]	326,780
	Union Bank NA
300,000	1.500%, 9/26/2016	304,161
	UnitedHealth Group, Inc.
325,000	1.400%, 10/15/2017	326,233
	Ventas Realty, LP
175,000	4.250%, 3/1/2022	185,898
	Washington Mutual Bank
500,000	5.500%, 1/15/2013[e,f]	0
	Wells Fargo & Company
150,000	3.450%, 2/13/2023	149,266
	Yale University
200,000	2.086%, 4/15/2019	202,061

	Total	14,755,247

Foreign Government (4.3%)
	African Development Bank
250,000	6.875%, 10/15/2015	266,823
	Bank of England
1,000,000	0.875%, 3/17/2017[d]	1,001,562
	Chile Government International Bond
350,000	3.875%, 8/5/2020	375,200
	Export Development Canada
150,000	0.750%, 12/15/2017	148,024
	Hashemite Kingdom of Jordan
500,000	2.503%, 10/30/2020	506,388
	Hydro-Quebec
27,000	8.400%, 1/15/2022	35,757
	Inter-American Development Bank
500,000	3.000%, 10/4/2023	518,936
400,000	4.375%, 1/24/2044	436,339
	Kommunalbanken AS
470,000	1.000%, 9/26/2017[d]	468,209
	Kommuninvest I Sverige AB
300,000	1.000%, 10/24/2017[d]	298,418
	Mexico Government International Bond
100,000	3.500%, 1/21/2021	103,850
	Philippines Government International Bond
100,000	4.200%, 1/21/2024	105,625
	Poland Government International Bond
250,000	4.000%, 1/22/2024	259,375
	Province of Manitoba
600,000	1.300%, 4/3/2017	606,074
	Province of New Brunswick
125,000	2.750%, 6/15/2018	130,875
	Province of Quebec
400,000	7.500%, 7/15/2023	531,513
	Sweden Government International Bond
325,000	0.375%, 12/22/2015[d]	325,026
300,000	0.375%, 3/29/2016[d]	299,799
	Uruguay Government International Bond
125,000	5.100%, 6/18/2050	123,438

	Total	6,541,231

Mortgage-Backed Securities (30.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
37	7.000%, 10/1/2014	37
984	6.500%, 3/1/2016	1,011
3,406	6.000%, 6/1/2016	3,509
2,368	6.000%, 9/1/2016	2,440
49,177	7.000%, 6/1/2017	51,674
56,265	5.500%, 12/1/2017	59,739
2,087,500	3.000%, 7/1/2029[g]	2,163,823
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
2,154	7.000%, 5/1/2024	2,468
1,046	7.500%, 8/1/2025	1,118
9,477	8.500%, 11/1/2025	10,851
725	8.000%, 1/1/2026	818
1,089	7.000%, 4/1/2027	1,263
1,000	7.500%, 7/1/2027	1,120
2,492	7.000%, 8/1/2027	2,765
1,353	7.500%, 10/1/2027	1,557
1,601	7.000%, 5/1/2028	1,832
5,569	7.500%, 10/1/2029	6,601
2,694	7.500%, 11/1/2029	3,085
3,702	7.000%, 6/1/2031	4,167
3,392	7.000%, 6/1/2031	3,902
4,177	7.000%, 9/1/2031	4,862
10,724	7.000%, 5/1/2032	12,130
2,087,500	4.000%, 7/1/2044[g]	2,211,445
	Federal National Mortgage Association Conventional 15-yr. Pass Through
6,250,000	3.500%, 8/1/2029[g]	6,607,422
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,793	10.500%, 8/1/2020	2,016
1,481	8.000%, 12/1/2024	1,661
2,837	7.000%, 10/1/2025	3,129
343	8.500%, 12/1/2025	354
1,613	7.500%, 1/1/2026	1,732

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Mortgage-Backed Securities (30.4%) - continued
$1,308	8.000%, 9/1/2026	$1,365
4,340	7.500%, 2/1/2027	4,470
3,120	7.000%, 3/1/2027	3,221
3,778	9.000%, 11/1/2027	4,048
22,269	7.500%, 2/1/2028	25,716
5,232	7.000%, 10/1/2028	5,467
18,113	7.500%, 11/1/2028	21,052
2,698	7.000%, 3/1/2029	2,907
4,729	7.500%, 8/1/2029	5,613
2,101	7.000%, 10/1/2029	2,130
3,712	7.500%, 12/1/2029	4,220
2,472	8.000%, 4/1/2030	2,937
1,242	7.500%, 12/1/2030	1,420
16,870	7.000%, 5/1/2032	18,973
10,400,000	3.500%, 7/1/2044[g]	10,705,500
11,062,500	4.000%, 7/1/2044[g]	11,740,078
10,500,000	4.500%, 8/1/2044[g]	11,345,334
	Government National Mortgage Association 30-Yr. Pass Through
3,832	7.500%, 3/15/2023	3,847
2,023	9.000%, 9/15/2024	2,322
2,269	8.000%, 6/15/2025	2,354
1,627	8.000%, 9/15/2026	1,855
7,048	7.500%, 10/15/2027	7,265
4,673	7.000%, 11/15/2027	4,735
3,975	6.500%, 7/15/2028	4,628
2,683	7.000%, 8/15/2028	3,003
8,266	7.500%, 11/15/2028	8,368
5,173	6.500%, 12/15/2028	5,877
23,584	6.500%, 3/15/2029	26,893
1,031	6.500%, 4/15/2029	1,174
3,962	8.000%, 10/15/2030	4,537
8,326	7.500%, 1/15/2031	9,537
4,308	7.000%, 4/15/2031	4,932
8,350	6.500%, 6/15/2031	9,487
9,909	7.000%, 9/15/2031	11,319
111,639	6.500%, 1/15/2032	126,843
18,829	6.500%, 4/15/2032	21,394

	Total	45,323,352

Technology (1.4%)
	Amphenol Corporation
200,000	2.550%, 1/30/2019	202,811
	Apple, Inc.
400,000	2.100%, 5/6/2019	402,017
400,000	2.400%, 5/3/2023	377,876
	Micron Semiconductor Asia Pte, Ltd.
300,000	1.258%, 1/15/2019	299,958
	Motorola Solutions, Inc.
250,000	3.500%, 3/1/2023	241,877
	Oracle Corporation
325,000	1.200%, 10/15/2017	324,565
	Xilinx, Inc.
250,000	2.125%, 3/15/2019	250,442

	Total	2,099,546

Transportation (1.0%)
	American Airlines Pass Through Trust
194,889	5.600%, 7/15/2020[d]	205,120
	Continental Airlines, Inc.
332,773	4.150%, 4/11/2024	346,084
	Delta Air Lines, Inc.
217,530	4.950%, 5/23/2019	234,933
	TTX Company
300,000	4.125%, 10/1/2023[c]	309,749
	Union Pacific Corporation
437,000	4.163%, 7/15/2022	476,299

	Total	1,572,185

U.S. Government and Agencies (36.9%)
	Federal Agricultural Mortgage Corporation
1,000,000	2.125%, 9/15/2015	1,022,444
	Federal Farm Credit Bank
400,000	2.210%, 8/1/2024	375,126
	Federal Home Loan Mortgage Corporation
1,000,000	1.250%, 8/1/2019	978,570
325,000	1.250%, 10/2/2019	315,648
1,300,000	1.375%, 5/1/2020	1,264,518
350,000	6.750%, 3/15/2031	502,215
	Federal National Mortgage Association
2,690,000	0.875%, 5/21/2018	2,644,851
500,000	5.960%, 9/11/2028	645,892
100,000	6.250%, 5/15/2029	134,296
	Resolution Funding Corporation
200,000	8.125%, 10/15/2019	262,650
	Tennessee Valley Authority
350,000	5.250%, 9/15/2039	424,738
	U.S. Treasury Bonds
2,500,000	5.250%, 11/15/2028	3,202,345
4,425,000	3.000%, 5/15/2042	4,173,328
	U.S. Treasury Notes
2,250,000	0.250%, 12/31/2015	2,250,176
1,425,000	2.625%, 2/29/2016	1,479,717
5,000,000	1.000%, 10/31/2016	5,046,875
8,375,000	0.625%, 12/15/2016	8,370,419
3,250,000	3.000%, 2/28/2017	3,443,986
1,000,000	2.250%, 11/30/2017	1,039,297
2,350,000	2.375%, 6/30/2018	2,449,325
4,000,000	1.250%, 10/31/2018	3,969,064
1,075,000	1.625%, 4/30/2019	1,077,016
2,000,000	2.000%, 7/31/2020	2,010,782
1,870,000	1.625%, 8/15/2022	1,775,331
400,000	1.750%, 5/15/2023	378,875
3,500,000	2.750%, 2/15/2024	3,579,569
2,000,000	3.625%, 2/15/2044	2,110,624

	Total	54,927,677

Utilities (3.6%)
	American Electric Power Company, Inc.
300,000	1.650%, 12/15/2017	301,592
	CenterPoint Energy Houston Electric, LLC
400,000	5.600%, 7/1/2023	455,530
	Commonwealth Edison Company
275,000	5.900%, 3/15/2036	342,945
	Dayton Power and Light Company
300,000	1.875%, 9/15/2016[d]	305,081

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (101.7%)	Value
Utilities (3.6%) - continued
	El Paso Pipeline Partners Operating Company, LLC
$325,000	4.700%, 11/1/2042	$303,318
	FirstEnergy Corporation
27,000	7.375%, 11/15/2031	31,910
	Kansas City Power & Light Company
250,000	3.150%, 3/15/2023	249,219
	MidAmerican Energy Holdings Company
155,000	1.100%, 5/15/2017	154,368
185,000	5.750%, 4/1/2018	211,723
	National Rural Utilities Cooperative Finance Corporation
28,000	4.023%, 11/1/2032[c]	28,265
	NextEra Energy Capital Holdings, Inc.
350,000	2.400%, 9/15/2019	351,887
	NiSource Finance Corporation
350,000	3.850%, 2/15/2023	358,921
	NSTAR Electric Company
325,000	2.375%, 10/15/2022	308,674
	ONEOK Partners, LP
275,000	6.650%, 10/1/2036	338,455
	PPL Capital Funding, Inc.
325,000	3.500%, 12/1/2022	330,308
	Public Service Company of Colorado
350,000	3.600%, 9/15/2042	322,006
	Public Service Electric And Gas Company
360,000	1.800%, 6/1/2019	356,729
	Sempra Energy
325,000	2.300%, 4/1/2017	333,629
	Southern California Gas Company
325,000	3.750%, 9/15/2042	307,129

	Total	5,391,689

	Total Long-Term Fixed Income (cost $149,764,862)	151,642,487

Shares or Principal Amount	Short-Term Investments (28.1%)[h]
	Thrivent Cash Management Trust
41,858,270	0.050%	41,858,270

	Total Short-Term Investments (at amortized cost)	41,858,270

	Total Investments (cost $191,623,132) 129.8%	$193,500,757

	Other Assets and Liabilities, Net (29.8%)	(44,472,407)

	Total Net Assets 100.0%	$149,028,350

a	All or a portion of the security is insured or guaranteed.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
c	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Bond Index Portfolio owned as of June 30, 2014.

	Acquisition
Security	Date	Cost
National Rural Utilities Cooperative Finance Corporation, 11/01/2032	5/23/2014	$28,321
Preferred Term Securities XXIII, Ltd., 12/22/2036	9/14/2006	788,178
Prudential Covered Trust, 09/30/2015	4/1/2013	245,178
TTX Company, 10/01/2023	9/19/2013	299,997
Wachovia Asset Securitization, Inc., 07/25/2037	3/16/2007	848,358

d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $12,357,112 or 8.3% of total net assets.
e	Security is fair valued.
f	Defaulted security. Interest is not being accrued.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$3,868,018
Gross unrealized depreciation	(2,149,909)

Net unrealized appreciation (depreciation)	$1,718,109

Cost for federal income tax purposes	$191,782,648

The accompanying Notes to Financial Statements are an integral part of this schedule.

Bond Index Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Bond Index Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	3,377,868	—	3,377,868	—
Basic Materials	1,587,283	—	1,587,283	—
Capital Goods	949,693	—	949,693	—
Commercial Mortgage-Backed
Securities	2,956,217	—	2,956,217	—
Communications Services	2,476,319	—	2,476,319	—
Consumer Cyclical	3,841,671	—	3,841,671	—
Consumer Non-Cyclical	3,614,601	—	3,614,601	—
Energy	2,227,908	—	2,227,908	—
Financials^	14,755,247	—	14,164,113	591,134
Foreign Government	6,541,231	—	6,541,231	—
Mortgage-Backed Securities	45,323,352	—	45,323,352	—
Technology	2,099,546	—	2,099,546	—
Transportation	1,572,185	—	1,572,185	—
U.S. Government and Agencies	54,927,677	—	54,927,677	—
Utilities	5,391,689	—	5,391,689	—
Short-Term Investments	41,858,270	41,858,270	—	—

Total	$193,500,757	$41,858,270	$151,051,353	$591,134

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

^ Level 3 security in this section is fair valued at <$1.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Bond Index Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Short Term Investment	$45,080,757	$18,080,076	$21,302,563	41,858,270	$41,858,270	$10,059
Total Value and Income Earned	45,080,757				41,858,270	10,059

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Basic Materials (0.3%)
	Arch Coal, Inc., Term Loan
$683,043	6.250%, 5/16/2018	$670,666
	Fortescue Metals Group, Ltd., Term Loan
1,059,300	3.750%, 6/30/2019	1,059,703
	Ineos Group Holdings, Ltd., Term Loan
1,226,376	3.750%, 5/4/2018	1,222,856

	Total	2,953,225

Capital Goods (0.3%)
	ADS Waste Holdings, Inc., Term Loan
1,222,761	3.750%, 10/9/2019	1,216,097
	Berry Plastics Group, Inc., Term Loan
952,938	3.500%, 2/8/2020	944,504
	Rexnord, LLC, Term Loan
684,825	4.000%, 8/21/2020	683,798
	Silver II Borrower, Term Loan
664,098	4.000%, 12/13/2019	661,967

	Total	3,506,366

Communications Services (1.9%)
	Cincinnati Bell, Inc., Term Loan
342,412	4.000%, 9/10/2020	342,200
	Clear Channel Communications, Inc., Term Loan
12,551	3.800%, 1/29/2016	12,462
995,670	6.900%, 1/30/2019	990,154
231,780	7.650%, 7/30/2019	232,141
	Fairpoint Communications, Term Loan
272,243	7.500%, 2/14/2019[f,m]	281,603
	Grande Communications Networks, LLC, Term Loan
955,353	4.500%, 5/29/2020	951,771
	Hargray Communications Group, Inc., Term Loan
1,227,600	4.750%, 6/26/2019	1,230,669
	Integra Telecom Holdings, Inc., Term Loan
1,200,431	5.250%, 2/22/2019	1,206,734
	Intelsat Jackson Holdings SA, Term Loan
1,019,310	3.750%, 6/30/2019	1,020,157
	Level 3 Communications, Inc., Term Loan
275,000	4.000%, 8/1/2019	275,228
410,000	4.000%, 1/15/2020	410,086
	LTS Buyer, LLC, Term Loan
683,100	4.000%, 4/13/2020	680,784
	McGraw-Hill Global Education, LLC, Term Loan
812,259	5.750%, 3/22/2019	825,458
	NEP/NCP Holdco, Inc., Term Loan
952,962	4.250%, 1/22/2020	952,723
	NTelos, Inc., Term Loan
683,048	5.750%, 11/9/2019	682,481
	Puerto Rico Cable Acquisition Company, Inc., Term Loan
1,530,880	5.500%, 7/31/2018	1,528,966
	TNS, Inc., Term Loan
1,153,300	5.000%, 2/14/2020	1,157,625
	Univision Communications, Inc., Term Loan
1,200,477	4.000%, 3/1/2020	1,198,844
	Virgin Media Investment Holdings, Ltd., Term Loan
1,215,000	3.500%, 6/7/2020	1,210,820
	Visant Corporation, Term Loan
480,000	5.250%, 12/22/2016	477,720
	WideOpenWest Finance, LLC, Term Loan
1,200,431	4.750%, 4/1/2019	1,203,240
	WMG Acquisition Corporation, Term Loan
957,762	3.750%, 7/1/2020	941,605
	Yankee Cable Acquisition, LLC, Term Loan
1,177,532	4.500%, 3/1/2020	1,183,055
	Zayo Group, LLC, Term Loan
1,197,937	4.000%, 7/2/2019	1,198,811

	Total	20,195,337

Consumer Cyclical (0.9%)
	Bally Technologies, Inc., Term Loan
269,158	4.250%, 11/25/2020	270,168
	Booz Allen Hamilton, Inc., Term Loan
339,018	3.750%, 7/31/2019	340,106
	Burlington Coat Factory Warehouse Corporation, Term Loan
659,576	4.250%, 2/23/2017	663,151
	Ceridian Corporation, Term Loan
1,331,885	4.400%, 8/14/2015	1,333,337
	Chrysler Group, LLC, Term Loan
952,723	3.500%, 5/24/2017	955,552
	J.C. Penney Corporation, Inc., Term Loan
1,227,600	6.000%, 5/22/2018	1,241,042
	MGM Resorts International, Term Loan
1,031,033	3.500%, 12/20/2019	1,027,486
	ROC Finance, LLC, Term Loan
957,762	5.000%, 6/20/2019	941,002
	Scientific Games International, Inc., Term Loan
1,233,800	4.250%, 10/18/2020	1,219,722
	Seminole Hard Rock Entertainment, Inc., Term Loan
480,150	3.500%, 5/14/2020	478,949
	Seminole Indian Tribe of Florida, Term Loan
880,562	3.000%, 4/29/2020	878,731
	Toys R Us, Inc., Term Loan
682,751	5.250%, 5/25/2018	551,888

	Total	9,901,134

Consumer Non-Cyclical (0.6%)
	Albertsons, Inc., Term Loan
1,223,371	4.750%, 3/21/2019	1,228,717

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Bank Loans (5.1%)[a]	Value
Consumer Non-Cyclical (0.6%) - continued
	Biomet, Inc., Term Loan
$1,285,168	3.661%, 7/25/2017	$1,286,158
	Del Monte Corporation, Term Loan
149,942	3.500%, 3/9/2020	148,584
	JBS USA, LLC, Term Loan
606,525	3.750%, 5/25/2018	605,008
	Roundy’s Supermarkets, Inc., Term Loan
533,712	5.750%, 3/3/2021	534,475
	Supervalu, Inc., Term Loan
1,893,208	4.500%, 3/21/2019	1,890,614
	Van Wagner Communications, LLC, Term Loan
1,012,904	6.250%, 8/3/2018	1,023,459

	Total	6,717,015

Energy (0.2%)
	Offshore Group Investment, Ltd., Term Loan
478,937	5.750%, 3/28/2019	475,743
	Pacific Drilling SA, Term Loan
1,202,850	4.500%, 6/3/2018	1,206,230

	Total	1,681,973

Financials (0.2%)
	Harland Clarke Holdings Corporation, Term Loan
1,209,000	7.000%, 5/22/2018	1,227,897
	WaveDivision Holdings, LLC, Term Loan
950,525	4.000%, 10/12/2019	949,622

	Total	2,177,519

Technology (0.4%)
	BMC Software, Inc., Term Loan
1,368,125	5.000%, 9/10/2020	1,364,992
	First Data Corporation Extended, Term Loan
1,240,000	4.154%, 3/23/2018	1,241,550
	Freescale Semiconductor, Inc., Term Loan
1,200,477	4.250%, 2/28/2020	1,199,480
	SunGard Data Systems, Inc., Term Loan
418,411	4.000%, 3/8/2020	419,102

	Total	4,225,124

Transportation (0.1%)
	American Airlines, Inc., Term Loan
1,361,250	3.750%, 6/27/2019	1,362,570

	Total	1,362,570

Utilities (0.2%)
	Calpine Corporation, Term Loan
950,267	4.000%, 4/1/2018	952,937
238,800	4.000%, 10/31/2020	239,364
	Intergen NV, Term Loan
1,202,850	5.500%, 6/15/2020	1,210,873

	Total	2,403,174

	Total Bank Loans (cost $55,131,072)	55,123,437

	Long-Term Fixed Income (91.7%)
Asset-Backed Securities (18.3%)
	American Homes 4 Rent
3,300,000	1.250%, 6/17/2031[b,c]	3,304,475
	BA Credit Card Trust
4,800,000	0.532%, 6/15/2021[c]	4,800,154
	Bayview Opportunity Master Fund Trust IIB, LP
3,000,000	3.228%, 7/28/2034[d]	3,000,000
	Capital One Multi-Asset Execution Trust
2,750,000	1.260%, 1/15/2020	2,762,430
	Chase Issuance Trust
6,500,000	1.150%, 1/15/2019	6,519,051
	Chesapeake Funding, LLC
2,217,291	0.601%, 5/7/2024[b,c]	2,220,721
	Citibank Credit Card Issuance Trust
5,225,000	0.025%, 2/22/2019	5,222,346
	Citibank Omni Master Trust
6,000,000	4.900%, 11/15/2018[b]	6,100,056
	Countrywide Home Loans, Inc.
865,261	6.085%, 6/25/2021[e]	859,700
	Credit Based Asset Servicing and Securitization, LLC
1,680,250	3.770%, 12/25/2036	1,124,592
	Edlinc Student Loan Funding Trust
2,845,996	3.190%, 10/1/2025[c,d]	2,881,571
	Education Loan Asset-Backed Trust I
1,791,752	0.602%, 6/25/2022[b,c]	1,794,512
	Enterprise Fleet Financing, LLC
1,021,011	0.720%, 4/20/2018[b]	1,021,522
	First Franklin Mortgage Loan Asset-Backed Certificates
215,069	5.500%, 3/25/2036	2
	Ford Credit Auto Owner Trust
3,575,000	2.260%, 11/15/2025[b]	3,607,053
	Fosse Master Issuer plc
4,104,048	1.628%, 10/18/2054[b,c]	4,105,944
	GE Dealer Floorplan Master Note Trust
6,000,000	0.593%, 10/20/2017[c]	6,013,362
6,500,000	0.553%, 4/20/2018[c]	6,518,661
	GMAC Mortgage Corporation Loan Trust
981,670	0.332%, 8/25/2035[c,e]	849,366
1,308,246	5.750%, 10/25/2036[e]	1,244,307
2,351,851	0.332%, 12/25/2036[c,e]	2,022,881
	Golden Credit Card Trust
7,200,000	0.402%, 2/15/2018[b,c]	7,202,376
1,000,000	0.582%, 9/15/2018[b,c]	1,003,573

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Asset-Backed Securities (18.3%) - continued
	Great America Leasing Receivables
$3,000,000	0.780%, 6/15/2016[b]	$3,005,220
	Master Credit Card Trust
10,000,000	0.780%, 4/21/2017[b]	10,019,440
	Mortgage Equity Conversion Asset Trust
4,838,223	0.590%, 1/25/2042[c,d]	4,112,490
4,861,434	0.570%, 2/25/2042[c,d]	3,889,147
	Motor plc
5,230,200	0.632%, 8/25/2021[b,c]	5,235,995
	Nationstar Agency Advance Funding Trust
4,200,000	0.997%, 2/15/2045[b]	4,193,448
	Nissan Master Owner Trust Receivables
9,000,000	0.452%, 2/15/2018[c]	9,004,455
	Northstar Education Finance, Inc.
4,023,635	0.852%, 12/26/2031[b,c]	4,025,646
	Penarth Master Issuer plc
5,500,000	0.544%, 11/18/2017[b,c]	5,509,955
	Renaissance Home Equity Loan Trust
3,552,403	5.608%, 5/25/2036	2,511,396
1,224,691	5.285%, 1/25/2037	715,734
	Selene Non-Performing Loans, LLC
2,000,000	2.981%, 5/25/2054[d]	2,000,100
	SLM Student Loan Trust
3,285,930	0.299%, 4/27/2020[c]	3,283,564
1,909,251	1.252%, 12/15/2021[b,c]	1,916,850
3,726,375	0.299%, 4/25/2022[c]	3,719,321
2,402,559	0.752%, 8/15/2022[b,c]	2,407,018
47,756	0.309%, 4/25/2023[c]	47,747
3,577,407	0.902%, 10/16/2023[b,c]	3,592,364
2,176,484	0.552%, 3/25/2025[c]	2,178,601
6,760,819	0.672%, 3/25/2026[c]	6,787,126
2,700,000	1.202%, 5/17/2027[b,c]	2,724,864
	U.S. Residential Opportunity Fund Trust
2,590,899	3.466%, 3/25/2034[d]	2,602,372
	Vericrest Opportunity Loan Transferee
4,800,000	3.125%, 4/27/2054[b]	4,824,480
4,283,714	3.250%, 11/25/2053[b]	4,303,201
3,178,664	3.625%, 11/25/2053[b]	3,205,329
3,337,193	3.625%, 11/25/2053[d]	3,356,638
	Volvo Financial Equipment, LLC
5,000,000	0.740%, 3/15/2017[b]	5,009,470
	Wachovia Asset Securitization, Inc.
1,060,447	0.292%, 7/25/2037[c,d,e]	914,071
	Wachovia Student Loan Trust
597,297	0.339%, 7/27/2020[c]	597,156
	World Financial Network Credit Card Master Trust
3,000,000	0.532%, 12/15/2019[c]	3,003,957
4,000,000	0.910%, 3/16/2020	4,008,360
	World Omni Auto Receivables Trust
4,000,000	1.330%, 1/15/2018	4,041,744
	World Omni Master Owner Trust
5,400,000	0.502%, 2/15/2018[b,c]	5,406,232

	Total	196,332,146

Basic Materials (1.0%)
	Dow Chemical Company
2,000,000	2.500%, 2/15/2016	2,054,772
	Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375%, 3/15/2018	1,014,907
	Goldcorp, Inc.
1,000,000	3.625%, 6/9/2021	1,011,382
	Kinross Gold Corporation
1,100,000	5.950%, 3/15/2024[b]	1,144,596
	Monsanto Company
2,340,000	1.150%, 6/30/2017	2,340,723
	Mosaic Company
500,000	4.250%, 11/15/2023	527,829
	Xstrata Finance Canada, Ltd.
2,825,000	2.700%, 10/25/2017[b]	2,899,758

	Total	10,993,967

Capital Goods (0.9%)
	John Deere Capital Corporation
3,000,000	0.330%, 10/8/2014[c]	3,000,792
	Precision Castparts Corporation
2,025,000	1.250%, 1/15/2018	2,011,109
	Roper Industries, Inc.
2,250,000	1.850%, 11/15/2017	2,268,733
	Textron, Inc.
2,700,000	6.200%, 3/15/2015	2,810,122

	Total	10,090,756

Collateralized Mortgage Obligations (4.7%)
	American Home Mortgage Assets Trust
2,839,922	1.043%, 11/25/2046[c]	1,582,660
	Apidos CLO XVIII
3,775,000	1.643%, 7/22/2026[c,d,f]	3,760,844
	BCAP, LLC Trust
1,796,036	0.332%, 3/25/2037[c]	1,464,277
	Bear Stearns Adjustable Rate Mortgage Trust
1,274,597	2.410%, 10/25/2035[c]	1,263,023
	Countrywide Alternative Loan Trust
738,991	5.500%, 11/25/2035	750,624
791,184	5.500%, 2/25/2036	727,642
1,408,013	6.000%, 1/25/2037	1,247,583
	Countrywide Home Loans, Inc.
1,866,745	2.466%, 3/20/2036	1,562,208
1,734,471	2.514%, 9/20/2036	1,277,854
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
3,303,787	0.893%, 4/25/2047[c]	2,931,040
	GSR Mortgage Loan Trust
1,714,596	0.342%, 8/25/2046[c]	1,676,482
	HarborView Mortgage Loan Trust
1,953,965	2.080%, 6/19/2034	1,944,963

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Collateralized Mortgage Obligations (4.7%) - continued
	HomeBanc Mortgage Trust
$1,703,230	2.240%, 4/25/2037	$1,267,859
	Impac CMB Trust
1,939,473	0.672%, 4/25/2035[c]	1,811,439
592,622	0.792%, 8/25/2035[c]	530,740
	J.P. Morgan Alternative Loan Trust
2,779,235	2.523%, 3/25/2036	2,219,280
	J.P. Morgan Mortgage Trust
435,427	2.607%, 10/25/2036	367,034
	Master Asset Securitization Trust
1,605,077	0.652%, 6/25/2036[c]	991,380
	Neuberger Berman CLO, Ltd.
3,000,000	1.701%, 8/4/2025[c,f,g]	3,000,000
	Residential Accredit Loans, Inc.
1,459,466	3.571%, 9/25/2035	1,229,888
	Sequoia Mortgage Trust
3,450,107	1.070%, 9/20/2034[c]	3,352,058
	Structured Adjustable Rate Mortgage Loan Trust
39,939	5.500%, 12/25/2034	39,107
	Wachovia Mortgage Loan Trust, LLC
1,555,681	2.754%, 5/20/2036	1,358,832
	WaMu Mortgage Pass Through Certificates
945,675	0.442%, 10/25/2045[c]	888,246
2,836,186	1.003%, 10/25/2046[c]	2,354,465
2,826,995	0.943%, 12/25/2046[c]	2,344,562
2,982,054	0.863%, 1/25/2047[c]	2,482,620
	Washington Mutual Alternative Mortgage Pass Through Certificates
2,244,684	1.043%, 9/25/2046[c]	1,497,112
3,680,036	0.873%, 2/25/2047[c]	2,526,841
	Wells Fargo Mortgage Backed Securities Trust
1,064,998	2.612%, 3/25/2036	1,038,681
1,479,923	2.613%, 3/25/2036	1,481,985

	Total	50,971,329

Commercial Mortgage-Backed Securities (6.3%)
	Bear Stearns Commercial Mortgage Securities, Inc.
197,711	5.846%, 6/11/2040	197,765
1,926,295	5.331%, 2/11/2044	2,078,956
	Citigroup Commercial Mortgage Trust
1,250,000	5.899%, 12/10/2049	1,380,848
	Citigroup/Deutsche Bank Commercial Mortgage
3,000,000	5.322%, 12/11/2049	3,263,826
	Commercial Mortgage Pass- Through Certificates
5,000,000	1.201%, 6/8/2030[b,c]	5,016,690
1,500,000	5.306%, 12/10/2046	1,616,331
	Credit Suisse First Boston Mortgage Securities Corporation
4,249,197	4.691%, 4/15/2037	4,277,735
	Credit Suisse Mortgage Capital Certificates
3,690,899	5.467%, 9/15/2039	3,976,235
	Federal National Mortgage Association
2,850,000	1.272%, 1/25/2017	2,876,308
	Government National Mortgage Association
695,376	2.870%, 3/16/2051	701,611
2,339,581	2.164%, 3/16/2033	2,350,984
1,072,478	3.214%, 1/16/2040	1,086,899
	Greenwich Capital Commercial Funding Corporation
5,500,000	5.224%, 4/10/2037	5,698,028
	GS Mortgage Securities Corporation II
4,800,000	1.001%, 11/8/2029[b,c]	4,824,058
	J.P. Morgan Chase Commercial Mortgage Securities Corporation
4,500,000	1.102%, 12/15/2028[b,c]	4,500,860
6,500,000	5.429%, 12/12/2043	6,998,134
	LSTAR Commercial Mortgage Trust
3,901,198	1.519%, 1/20/2041[b]	3,904,514
	Morgan Stanley Capital, Inc.
2,040,741	5.773%, 4/12/2049	2,041,267
	NCUA Guaranteed Notes
5,000,000	2.900%, 10/29/2020	5,189,120
	SCG Trust
3,150,000	1.552%, 11/15/2026[b,c]	3,162,978
	Wachovia Bank Commercial Mortgage Trust
2,068,612	5.765%, 7/15/2045	2,203,773

	Total	67,346,920

Communications Services (2.4%)
	America Movil SAB de CV
3,000,000	1.230%, 9/12/2016[c]	3,035,952
	AT&T, Inc.
2,000,000	1.400%, 12/1/2017	1,991,610
1,835,000	1.137%, 11/27/2018[c]	1,870,742
	British Telecommunications plc
1,500,000	1.625%, 6/28/2016	1,520,663
750,000	1.250%, 2/14/2017	750,675
722,000	2.350%, 2/14/2019	728,000
	Crown Castle Towers, LLC
2,500,000	3.214%, 8/15/2015[d]	2,539,860
1,650,000	4.174%, 8/15/2017[b]	1,751,955
	DIRECTV Holdings, LLC
1,125,000	1.750%, 1/15/2018	1,126,548
	NBC Universal Enterprise, Inc.
2,250,000	1.662%, 4/15/2018[b]	2,248,528
	SES Global Americas Holdings GP
1,375,000	2.500%, 3/25/2019[b]	1,384,794
	Verizon Communications, Inc.
1,650,000	1.761%, 9/15/2016[c]	1,695,453
1,000,000	0.631%, 6/9/2017[c]	1,001,155
2,580,000	1.002%, 6/17/2019[c]	2,611,324

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Communications Services (2.4%) - continued
	Viacom, Inc.
$1,250,000	2.500%, 9/1/2018	$1,277,620

	Total	25,534,879

Consumer Cyclical (1.1%)
	Ford Motor Credit Company, LLC
2,000,000	4.207%, 4/15/2016	2,110,808
2,050,000	3.984%, 6/15/2016	2,166,178
1,000,000	3.000%, 6/12/2017	1,043,250
	Home Depot, Inc.
2,000,000	2.250%, 9/10/2018	2,046,662
	Hyundai Capital America
2,750,000	1.875%, 8/9/2016[b]	2,790,463
1,250,000	1.450%, 2/6/2017[b]	1,254,709

	Total	11,412,070

Consumer Non-Cyclical (3.3%)
	Allergan, Inc.
1,250,000	1.350%, 3/15/2018[h]	1,206,586
	Altria Group, Inc.
500,000	2.850%, 8/9/2022	481,143
	Amgen, Inc.
2,525,000	0.828%, 5/22/2019[c]	2,531,032
	Celgene Corporation
2,500,000	1.900%, 8/15/2017	2,536,475
	ConAgra Foods, Inc.
1,400,000	1.900%, 1/25/2018	1,403,375
	Dr Pepper Snapple Group, Inc.
500,000	2.000%, 1/15/2020	490,329
	Edwards Lifesciences Corporation
1,500,000	2.875%, 10/15/2018	1,532,846
	Express Scripts Holding Company
3,000,000	2.650%, 2/15/2017	3,116,709
1,515,000	1.250%, 6/2/2017	1,512,338
	Gilead Sciences, Inc.
1,500,000	2.050%, 4/1/2019	1,501,007
	Heineken NV
2,650,000	1.400%, 10/1/2017[b]	2,648,725
	Howard Hughes Medical Institute
1,500,000	3.500%, 9/1/2023	1,544,346
	Japan Tobacco, Inc.
2,500,000	2.100%, 7/23/2018[b]	2,521,858
	Kroger Company
1,830,000	0.756%, 10/17/2016[c]	1,834,178
	McKesson Corporation
1,400,000	1.292%, 3/10/2017	1,403,700
	Mondelez International, Inc.
1,858,000	0.745%, 2/1/2019[c]	1,853,836
	SABMiller Holdings, Inc.
2,500,000	2.450%, 1/15/2017[b]	2,576,235
	Thermo Fisher Scientific, Inc.
1,700,000	1.300%, 2/1/2017	1,702,506
	Unilever Capital Corporation
2,600,000	2.200%, 3/6/2019	2,637,625

	Total	35,034,849

Energy (2.3%)
	Cameron International Corporation
1,575,000	1.400%, 6/15/2017	1,580,153
	Canadian Natural Resources, Ltd.
1,840,000	0.609%, 3/30/2016[c]	1,843,987
	Chevron Corporation
3,000,000	1.718%, 6/24/2018	3,023,562
	CNOOC Nexen Finance 2014 ULC
2,000,000	1.625%, 4/30/2017	2,005,134
	CNPC General Capital, Ltd.
1,000,000	2.750%, 5/14/2019[b]	999,774
	DCP Midstream Operating, LP
1,650,000	2.700%, 4/1/2019	1,671,321
	Enable Midstream Partners, LP
1,250,000	2.400%, 5/15/2019[b]	1,251,154
	Enbridge, Inc.
1,700,000	0.678%, 6/2/2017[c]	1,703,422
	International Petroleum Investment Company, Ltd.
2,000,000	3.125%, 11/15/2015[b]	2,061,880
	Petrobras Global Finance BV
2,220,000	3.112%, 3/17/2020[c,h]	2,280,939
	Petroleos Mexicanos
1,500,000	2.248%, 7/18/2018[c]	1,557,270
1,000,000	3.500%, 7/18/2018	1,051,000
125,000	3.125%, 1/23/2019[b,h]	129,313
	Total Capital International SA
1,890,000	0.580%, 6/19/2019[c]	1,889,987
	Weatherford International, Ltd.
1,500,000	6.000%, 3/15/2018	1,706,748

	Total	24,755,644

Financials (23.0%)
	Achmea Hypotheekbank NV
805,000	3.200%, 11/3/2014[b]	812,669
	American Express Credit Corporation
2,580,000	0.781%, 3/18/2019[c]	2,594,319
	American International Group, Inc.
2,000,000	5.050%, 10/1/2015	2,108,442
	American Tower Trust I
1,650,000	1.551%, 3/15/2018[b]	1,643,286
	Australia and New Zealand Banking Group, Ltd.
5,000,000	2.400%, 11/23/2016[b]	5,174,825
	Aviation Capital Group Corporation
1,350,000	3.875%, 9/27/2016[b]	1,397,250
	Bank Nederlandse Gemeenten NV
1,000,000	1.375%, 3/19/2018[b]	1,000,747
	Bank of America Corporation
1,500,000	1.500%, 10/9/2015	1,513,812
2,000,000	1.300%, 3/22/2018[c]	2,025,750
2,200,000	1.103%, 4/1/2019[c]	2,214,267
	Bank Of America National Association
2,000,000	5.300%, 3/15/2017	2,199,670
	Bank of Montreal
6,000,000	2.625%, 1/25/2016[b]	6,197,220
1,500,000	0.829%, 4/9/2018[c]	1,510,049
	Bank of New York Mellon Corporation
2,500,000	1.077%, 11/24/2014[c]	2,508,732
675,000	4.500%, 12/31/2049[i]	627,750

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (23.0%) - continued
	Bank of Nova Scotia
$3,000,000	2.150%, 8/3/2016[b]	$3,087,690
	Barclays Bank plc
5,000,000	2.500%, 9/21/2015[b]	5,123,100
	BBVA Banco Continental SA
2,000,000	2.250%, 7/29/2016[b]	2,015,000
	Bear Stearns Companies, LLC
2,500,000	6.400%, 10/2/2017	2,882,327
	Berkshire Hathaway Finance Corporation
400,000	0.377%, 1/10/2017[c]	400,101
	BNZ International Funding, Ltd.
3,100,000	2.350%, 3/4/2019[b]	3,112,307
	Caisse Centrale Desjardins du Quebec
4,000,000	2.550%, 3/24/2016[b]	4,134,440
	Caixa Economica Federal
1,550,000	4.250%, 5/13/2019[b]	1,564,725
	Capital One Financial Corporation
3,000,000	1.377%, 7/15/2014[c]	3,000,000
	Citigroup, Inc.
2,225,000	0.770%, 3/10/2017[c]	2,226,206
1,840,000	1.000%, 4/8/2019[c]	1,842,565
	CNA Financial Corporation
3,000,000	6.500%, 8/15/2016	3,341,472
	CoBank ACB
1,965,000	0.831%, 6/15/2022[c,d]	1,810,256
	Commonwealth Bank of Australia
3,500,000	0.750%, 1/15/2016[b]	3,509,170
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
800,000	4.625%, 12/1/2023	845,556
	Credit Agricole SA
1,650,000	1.027%, 4/15/2019[b,c]	1,662,576
	Credit Suisse AG Guernsey
2,000,000	2.600%, 5/27/2016[b]	2,071,892
	Credit Suisse Group AG
1,500,000	6.500%, 8/8/2023[b]	1,665,000
990,000	7.500%, 12/11/2049[b,i]	1,095,831
	DnB Boligkreditt AS
4,900,000	1.450%, 3/21/2018[b]	4,876,852
	General Electric Capital Corporation
4,500,000	1.231%, 3/15/2023[c]	4,511,210
	Goldman Sachs Group, Inc.
3,550,000	2.375%, 1/22/2018	3,605,153
1,915,000	1.324%, 11/15/2018[c]	1,941,155
1,950,000	5.700%, 12/29/2049[i]	2,014,594
	GTP Acquisition Partners I, LLC
2,000,000	4.347%, 6/15/2016[d]	2,068,480
	HSBC USA, Inc.
1,905,000	0.530%, 6/23/2017[c]	1,901,621
	ING Bank NV
5,000,000	2.500%, 1/14/2016[b]	5,142,300
	ING Capital Funding Trust III
1,000,000	3.834%, 12/29/2049[c,i]	1,000,000
	International Lease Finance Corporation
1,100,000	8.625%, 9/15/2015	1,190,750
	Intesa Sanpaolo SPA
1,500,000	5.017%, 6/26/2024[b]	1,517,723
	J.P. Morgan Chase & Company
4,000,000	1.129%, 1/25/2018[c]	4,056,348
1,450,000	7.900%, 4/29/2049[i]	1,620,375
375,000	6.000%, 12/29/2049[i]	382,500
	J.P. Morgan Chase Bank NA
1,800,000	5.875%, 6/13/2016	1,969,358
	Kilroy Realty, LP
750,000	3.800%, 1/15/2023	756,605
	Landwirtschaftliche Rentenbank
4,500,000	0.431%, 3/15/2016[b,c]	4,512,118
	Lloyds TSB Bank plc
300,000	6.500%, 9/14/2020[b]	352,131
	Macquarie Bank, Ltd.
2,275,000	5.000%, 2/22/2017[b]	2,479,295
	Manufacturers and Traders Trust Company
1,850,000	0.600%, 1/30/2017[c]	1,851,669
	MassMutual Global Funding II
3,500,000	2.000%, 4/5/2017[b]	3,578,116
	MasterCard, Inc.
1,750,000	2.000%, 4/1/2019	1,757,123
	Metropolitan Life Global Funding I
2,270,000	0.365%, 6/23/2016[b,c,f]	2,269,108
3,250,000	3.650%, 6/14/2018[b]	3,457,808
	Mizuho Bank, Ltd.
1,650,000	0.659%, 4/16/2017[b,c,h]	1,651,363
	Mizuho Financial Group Cayman 3, Ltd.
825,000	4.600%, 3/27/2024[b]	869,577
	Morgan Stanley
975,000	4.100%, 5/22/2023	989,053
1,750,000	5.000%, 11/24/2025	1,866,494
1,000,000	5.450%, 12/29/2049[i]	1,018,240
	Morgan Stanley Mortgage Loan Trust
2,000,000	5.750%, 10/18/2016	2,205,566
	National Australia Bank, Ltd.
3,350,000	2.000%, 6/20/2017[b]	3,427,181
	National Bank of Canada
2,750,000	2.200%, 10/19/2016[b]	2,839,089
	NCUA Guaranteed Notes
2,165,598	0.501%, 12/7/2020[c]	2,169,781
	Network Rail Infrastructure Finance plc
6,000,000	0.875%, 5/15/2018[b]	5,891,472
	New York Life Global Funding
6,000,000	3.000%, 5/4/2015[b]	6,117,516
	Norddeutsche Landesbank Girozentrale
2,000,000	0.875%, 10/16/2015[b]	2,009,380
	Nordea Bank AB
2,500,000	3.125%, 3/20/2017[b]	2,633,485
	North American Development Bank
2,200,000	2.300%, 10/10/2018	2,232,644
	Principal Life Global Funding II
2,250,000	1.000%, 12/11/2015[b]	2,261,963
	Prudential Covered Trust
3,040,000	2.997%, 9/30/2015[d]	3,113,936
	Realty Income Corporation
1,500,000	2.000%, 1/31/2018	1,507,090
	Reliance Standard Life Global Funding II
1,740,000	2.500%, 4/24/2019[b]	1,745,495

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Financials (23.0%) - continued
	Royal Bank of Canada
$4,000,000	1.200%, 9/19/2017	$3,989,748
	Royal Bank of Scotland Group plc
2,205,000	1.174%, 3/31/2017[c]	2,215,721
1,000,000	6.125%, 12/15/2022	1,093,734
1,650,000	5.125%, 5/28/2024	1,675,408
	Skandinaviska Enskilda Banken AB
2,100,000	1.750%, 3/19/2018[b]	2,097,690
2,500,000	1.375%, 5/29/2018[b]	2,482,135
	SLM Corporation
700,000	4.625%, 9/25/2017	737,625
	SpareBank 1 Boligkreditt AS
3,000,000	1.250%, 5/2/2018[b,h]	2,957,370
	Stadshypotek AB
2,000,000	1.875%, 10/2/2019[b]	1,975,982
	Standard Chartered plc
1,225,000	3.950%, 1/11/2023[b]	1,218,568
	Sumitomo Mitsui Financial Group, Inc.
1,800,000	4.436%, 4/2/2024[b]	1,881,083
	Suncorp-Metway, Ltd.
2,570,000	0.934%, 3/28/2017[b,c]	2,569,974
	Svensk Exportkredit AB
3,500,000	0.526%, 1/23/2017[c]	3,520,612
1,500,000	1.125%, 4/5/2018	1,485,267
	Svenska Handelsbanken AB
2,750,000	0.680%, 3/21/2016[c]	2,763,912
750,000	0.722%, 6/17/2019[c]	750,270
	Swedbank AB
1,750,000	1.750%, 3/12/2018[b]	1,747,578
	Toronto-Dominion Bank
3,100,000	0.691%, 9/9/2016[c]	3,116,979
	U.S. Bank National Association
4,000,000	3.778%, 4/29/2020	4,094,108
	Union Bank NA
1,900,000	1.500%, 9/26/2016	1,926,353
	USAA Capital Corporation
2,575,000	2.125%, 6/3/2019[b]	2,588,802
	Voya Financial, Inc.
500,000	5.650%, 5/15/2053	508,750
1,500,000	2.900%, 2/15/2018	1,554,360
	Wachovia Corporation
1,000,000	0.501%, 6/15/2017[c]	998,630
	WEA Finance, LLC/WT Finance
	Australia, Pty, Ltd.
3,350,000	5.750%, 9/2/2015[b]	3,622,653
	Wells Fargo & Company
4,500,000	2.625%, 12/15/2016	4,677,354
925,000	3.450%, 2/13/2023	920,474
1,100,000	4.100%, 6/3/2026	1,113,859
	Westpac Banking Corporation
2,500,000	1.250%, 12/15/2017[b]	2,485,200
	Yale University
1,550,000	2.086%, 4/15/2019	1,565,974

	Total	246,616,892

Foreign Government (5.7%)
	Bahama Government International Bond
275,000	5.750%, 1/16/2024[b,h]	292,875
	Canada Government International Bond
8,500,000	0.875%, 2/14/2017	8,520,408
	Eksportfinans ASA
2,450,000	2.375%, 5/25/2016	2,450,000
	European Investment Bank
6,000,000	1.750%, 3/15/2017	6,141,168
	Hydro Quebec
3,000,000	2.000%, 6/30/2016	3,080,100
	Inter-American Development Bank
3,750,000	0.192%, 2/11/2016[c]	3,747,495
	International Finance Corporation
3,090,000	0.500%, 5/16/2016	3,087,513
	Japan Bank for International Cooperation
4,000,000	1.750%, 7/31/2018	4,032,616
	Kommunalbanken AS
6,000,000	2.750%, 5/5/2015[b]	6,127,440
	Kommuninvest I Sverige AB
3,500,000	1.000%, 10/24/2017[b]	3,481,544
	Mexico Government International Bond
1,250,000	5.125%, 1/15/2020	1,416,250
325,000	3.500%, 1/21/2021	337,513
	Philippines Government International Bond
325,000	4.200%, 1/21/2024	343,281
	Poland Government International Bond
125,000	4.000%, 1/22/2024	129,688
	Province of British Columbia
6,500,000	2.100%, 5/18/2016	6,693,375
	Province of Manitoba
5,100,000	1.300%, 4/3/2017	5,151,627
	Province of Ontario
3,500,000	0.274%, 8/13/2015[c]	3,501,382
2,000,000	1.000%, 7/22/2016	2,013,518
	Slovenia Government International Bond
730,000	4.125%, 2/18/2019[b]	769,019

	Total	61,316,812

Mortgage-Backed Securities (6.4%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
7,875,000	3.000%, 7/1/2029[f]	8,162,926
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
911,571	6.500%, 9/1/2037	1,027,191
9,875,000	4.000%, 7/1/2044[f]	10,461,328
	Federal National Mortgage Association Conventional 15-yr. Pass Through
18,850,000	3.500%, 8/1/2029[f]	19,927,985
	Federal National Mortgage Association Conventional 15-Yr. Pass Through
4,778,746	2.250%, 6/25/2025	4,872,514
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
1,353,710	5.807%, 9/1/2037[c]	1,448,676
632,988	5.500%, 10/1/2037[c]	678,623

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Long-Term Fixed Income (91.7%)	Value
Mortgage-Backed Securities (6.4%) - continued
$4,883,627	2.071%, 1/1/2043[c]	$5,025,843
8,718,996	2.061%, 3/1/2043[c]	8,968,396
7,829,328	1.750%, 7/1/2043[c]	7,948,920

	Total	68,522,402

Technology (1.6%)
	Affiliated Computer Services, Inc.
2,000,000	5.200%, 6/1/2015	2,083,248
	Amphenol Corporation
1,409,000	2.550%, 1/30/2019	1,428,805
	Apple, Inc.
3,300,000	0.523%, 5/6/2019[c]	3,303,142
	Cisco Systems, Inc.
2,250,000	0.727%, 3/1/2019[c]	2,264,454
	Hewlett-Packard Company
1,858,000	1.167%, 1/14/2019[c]	1,872,801
	Micron Semiconductor Asia Pte, Ltd.
1,375,000	1.258%, 1/15/2019	1,374,807
	Oracle Corporation
2,750,000	2.375%, 1/15/2019	2,796,269
	Xilinx, Inc.
1,750,000	2.125%, 3/15/2019	1,753,094

	Total	16,876,620

Transportation (1.2%)
	American Airlines Pass Through Trust
1,510,387	5.600%, 7/15/2020[b]	1,589,683
1,455,601	4.950%, 1/15/2023[b]	1,575,688
	British Airways plc
1,488,378	4.625%, 6/20/2024[b]	1,572,173
	Continental Airlines, Inc.
3,090,039	4.150%, 4/11/2024	3,213,641
	Delta Air Lines, Inc.
851,952	4.750%, 5/7/2020	924,368
	Kansas City Southern de Mexico SA de CV
1,640,000	0.928%, 10/28/2016[c]	1,645,651
	TTX Company
800,000	4.125%, 10/1/2023[d]	825,997
	Virgin Australia Holdings, Ltd.
1,786,141	5.000%, 10/23/2023[b]	1,897,774

	Total	13,244,975

U.S. Government and Agencies (11.9%)
	Federal Agricultural Mortgage Corporation
3,500,000	2.000%, 7/27/2016	3,603,327
	Federal Home Loan Mortgage Corporation
500,000	1.250%, 8/1/2019	489,285
4,000,000	1.250%, 10/2/2019	3,884,900
	Federal National Mortgage Association
5,000,000	0.875%, 5/21/2018	4,916,080
8,000,000	1.875%, 2/19/2019	8,106,848
	U.S. Treasury Bonds
2,200,000	3.000%, 5/15/2042	2,074,875
	U.S. Treasury Bonds, TIPS
16,186,224	0.125%, 4/15/2019	16,666,777
	U.S. Treasury Notes
1,400,000	0.625%, 5/31/2017	1,390,703
36,100,000	0.875%, 1/31/2018	35,753,115
200,000	1.000%, 5/31/2018	197,828
4,250,000	2.375%, 6/30/2018	4,429,630
20,655,000	1.375%, 1/31/2020	20,196,707
8,000,000	3.625%, 2/15/2044	8,442,496
	U.S. Treasury Notes, TIPS
1,563,825	0.125%, 4/15/2018	1,615,384
921,085	1.125%, 1/15/2021	997,723
8,588,016	0.125%, 1/15/2022	8,645,057
7,008,995	0.125%, 1/15/2023	6,984,905

	Total	128,395,640

Utilities (1.6%)
	Dayton Power and Light Company
1,200,000	1.875%, 9/15/2016[b]	1,220,324
	Electricite de France SA
1,500,000	5.250%, 12/29/2049[b,i]	1,530,195
	MidAmerican Energy Holdings Company
1,063,000	1.100%, 5/15/2017	1,058,665
1,267,000	5.750%, 4/1/2018	1,450,019
	National Rural Utilities Cooperative Finance Corporation
1,150,000	4.750%, 4/30/2043	1,131,727
	NextEra Energy Capital Holdings, Inc.
2,575,000	2.400%, 9/15/2019	2,588,884
	Northeast Utilities
1,250,000	1.450%, 5/1/2018	1,227,499
	Pacific Gas & Electric Company
250,000	5.625%, 11/30/2017	282,692
	PG&E Corporation
1,500,000	2.400%, 3/1/2019	1,513,532
	Public Service Electric And Gas Company
2,570,000	1.800%, 6/1/2019	2,546,652
	Sempra Energy
2,425,000	2.300%, 4/1/2017	2,489,384

	Total	17,039,573

	Total Long-Term Fixed Income (cost $984,332,975)	984,485,474

Shares	Preferred Stock (0.8%)
Financials (0.5%)
20,000	Allstate Corporation, 5.100%	502,600
66,000	Citigroup, Inc., 7.875%	1,828,200
8,125	Farm Credit Bank of Texas, 6.750%[b,i]	850,332
23,000	Goldman Sachs Group, Inc., 5.500%[i]	563,500
66,000	HSBC Holdings plc, 8.000%[i]	1,786,620

	Total	5,531,252

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Shares	Preferred Stock (0.8%)	Value
Utilities (0.3%)
24,375	Southern California Edison Company, 4.920%[c,i]	$2,496,914

	Total	2,496,914

	Total Preferred Stock (cost $7,778,319)	8,028,166

Shares	Collateral Held for Securities Loaned (0.5%)
4,993,550	Thrivent Cash Management Trust	4,993,550

	Total Collateral Held for Securities Loaned (cost $4,993,550)	4,993,550

Shares or Principal Amount	Short-Term Investments (6.5%)[j]
	Federal Home Loan Bank Discount Notes
8,200,000	0.025%, 07/16/2014	8,199,915
10,000,000	0.035%, 07/22/2014	9,999,796
1,300,000	0.055%, 07/23/2014[k]	1,299,956
200,000	0.045%, 07/30/2014[k]	199,993
	Thrivent Cash Management Trust
49,093,251	0.050%	49,093,251
	U.S. Treasury Bill
900,000	0.020%, 07/10/2014[l]	899,995

	Total Short-Term Investments (at amortized cost)	69,692,906

	Total Investments (cost $1,121,928,822) 104.6%	$1,122,323,533

	Other Assets and Liabilities, Net (4.6%)	(49,013,824)

	Total Net Assets 100.0%	$1,073,309,709

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $292,246,368 or 27.2% of total net assets.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Limited Maturity Bond Portfolio owned as of June 30, 2014.

Security	Acquisition Date	Cost
Apidos CLO XVIII, 07/22/2026	6/25/2014	$3,765,562
Bayview Opportunity Master Fund Trust IIB, LP, 07/28/2034	6/27/2014	3,000,000
CoBank ACB, 06/15/2022	10/18/2013	1,834,871
Crown Castle Towers, LLC, 08/15/2015	7/29/2010	2,500,000
Edlinc Student Loan Funding Trust, 10/01/2025	11/29/2012	2,869,961
GTP Acquisition Partners I, LLC, 06/15/2016	6/29/2011	2,000,000
Mortgage Equity Conversion Asset Trust, 02/25/2042	2/14/2007	4,861,434
Mortgage Equity Conversion Asset Trust, 01/25/2042	1/18/2007	4,838,223
Prudential Covered Trust, 09/30/2015	4/1/2013	3,105,588
Selene Non-Performing Loans, LLC, 05/25/2054	5/23/2014	2,000,000
TTX Company, 10/01/2023	9/19/2013	799,992
U.S. Residential Opportunity Fund Trust, 03/25/2034	3/14/2014	2,590,899
Vericrest Opportunity Loan Transferee, 11/25/2053	12/18/2013	3,323,971
Wachovia Asset Securitization, Inc., 07/25/2037	3/16/2007	1,060,447

e	All or a portion of the security is insured or guaranteed.
f	Denotes investments purchased on a when-issued or delayed delivery basis.
g	Security is fair valued.
h	All or a portion of the security is on loan.
i	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At June 30, 2014, $1,499,949 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At June 30, 2014, $899,995 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.
m	All or a portion of the loan is unfunded.

Definitions:

CLO	-	Collateralized Loan Obligation.
TIPS	-	Treasury Inflation Protected Security

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$15,611,449
Gross unrealized depreciation	(15,224,224)

Net unrealized appreciation (depreciation)	$387,225

Cost for federal income tax purposes	$1,121,936,308

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Limited Maturity Bond Portfolio’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	2,953,225	—	2,953,225	—
Capital Goods	3,506,366	—	3,506,366	—
Communications Services	20,195,337	—	20,195,337	—
Consumer Cyclical	9,901,134	—	9,901,134	—
Consumer Non-Cyclical	6,717,015	—	6,717,015	—
Energy	1,681,973	—	1,681,973	—
Financials	2,177,519	—	2,177,519	—
Technology	4,225,124	—	4,225,124	—
Transportation	1,362,570	—	1,362,570	—
Utilities	2,403,174	—	2,403,174	—
Long-Term Fixed Income
Asset-Backed Securities	196,332,146	—	173,431,010	22,901,136
Basic Materials	10,993,967	—	10,993,967	—
Capital Goods	10,090,756	—	10,090,756	—
Collateralized Mortgage Obligations	50,971,329	—	44,210,485	6,760,844
Commercial Mortgage-Backed
Securities	67,346,920	—	67,346,920	—
Communications Services	25,534,879	—	25,534,879	—
Consumer Cyclical	11,412,070	—	11,412,070	—
Consumer Non-Cyclical	35,034,849	—	35,034,849	—
Energy	24,755,644	—	24,755,644	—
Financials	246,616,892	—	244,806,636	1,810,256
Foreign Government	61,316,812	—	61,316,812	—
Mortgage-Backed Securities	68,522,402	—	68,522,402	—
Technology	16,876,620	—	16,876,620	—
Transportation	13,244,975	—	13,244,975	—
U.S. Government and Agencies	128,395,640	—	128,395,640	—
Utilities	17,039,573	—	17,039,573	—
Preferred Stock
Financials	5,531,252	4,680,920	850,332	—
Utilities	2,496,914	—	2,496,914	—
Collateral Held for Securities Loaned	4,993,550	4,993,550	—	—
Short-Term Investments	69,692,906	49,093,251	20,599,655	—

Total	$1,122,323,533	$58,767,721	$1,032,083,576	$31,472,236

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	490,012	490,012	—	—

Total Asset Derivatives	$490,012	$490,012	$—	$—

Liability Derivatives
Futures Contracts	4,156	4,156	—	—
Credit Default Swaps	465,628	—	465,628	—

Total Liability Derivatives	$469,784	$4,156	$465,628	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	(965)	September 2014	($115,623,656)	($115,279,807)	$343,849
10-Yr. U.S. Treasury Bond Futures	(345)	September 2014	(43,330,461)	(43,184,298)	146,163
30-Yr. U.S. Treasury Bond Futures	5	September 2014	690,093	685,937	(4,156)
Total Futures Contracts					$485,856

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Value[3]	Unrealized Gain/(Loss)
DX HY 22, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	6/20/2019	$21,780,000	($465,628)	($465,628)
Total Credit Default Swaps				($465,628)	($465,628)

1	As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity’s credit worthiness.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2014, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$490,012
Total Interest Rate Contracts		490,012

Total Asset Derivatives		$490,012

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	4,156
Total Interest Rate Contracts		4,156
Credit Contracts
Credit Default Swaps	Net Assets - Net unrealized appreciation/(depreciation) on Swap agreements	465,628
Total Credit Contracts		465,628

Total Liability Derivatives		$469,784

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Limited Maturity Bond Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2014, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Equity Contracts
Options Written	Net realized gains/(losses) on Written option contracts	47,600
Options Purchased	Net realized gains/(losses) on Investments	(415,656)
Total Equity Contracts		(368,056)
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	(1,495,867)
Total Interest Rate Contracts		(1,495,867)
Credit Contracts
Credit Default Swaps	Net realized gains/(losses) on Swap agreements	(462,534)
Total Credit Contracts		(462,534)

Total		($2,326,457)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2014, for Limited Maturity Bond Portfolio’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(1,882,279)
Total Interest Rate Contracts		(1,882,279)
Credit Contracts
Credit Default Swaps	Change in net unrealized appreciation/(depreciation) on Swap agreements	(33,709)
Total Credit Contracts		(33,709)

Total		($1,915,988)

The following table presents Limited Maturity Bond Portfolio’s average volume of derivative activity during the period ended June 30, 2014.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Swaps (Notional)*	Swaps (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	N/A	N/A	N/A	N/A	220
Interest Rate Contracts	160,018,383	14.9	N/A	N/A	N/A
Credit Contracts	N/A	N/A	1,697,011	0.2%	N/A

*	Notional amount represents long or short, or both, derivative positions held by the Portfolio.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Limited Maturity Bond Portfolio, is as follows:

Portfolio	Value December 31, 2013	Gross Purchases	Gross Sales	Shares Held at June 30, 2014	Value June 30, 2014	Income Earned January 1, 2014 - June 30, 2014
Cash Management Trust- Collateral Investment	$4,107,820	$34,863,365	$33,977,635	4,993,550	$4,993,550	$4,616
Cash Management Trust- Short Term Investment	59,226,574	142,985,584	153,118,907	49,093,251	49,093,251	13,468
Total Value and Income Earned	63,334,394				54,086,801	18,084

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Asset Backed Commercial Paper (18.0%)[a]	Value
	Dealers Capital Access Trust, LLC
$1,320,000	0.180%, 07/01/2014[b]	$1,320,000
1,300,000	0.200%, 07/09/2014[b]	1,299,942
	Fairway Finance, LLC
4,650,000	0.060%, 07/01/2014[b]	4,650,000
	Golden Funding Corporation
1,320,000	0.200%, 07/25/2014[b]	1,319,824
1,320,000	0.180%, 08/18/2014[b]	1,319,683
	Kells Funding, LLC
1,400,000	0.230%, 10/08/2014[b,c,d]	1,400,000
1,470,000	0.232%, 11/17/2014[b,c,d]	1,469,997
	Liberty Street Funding, LLC
1,330,000	0.170%, 08/04/2014[b]	1,329,786
	Nieuw Amsterdam Receivables
1,320,000	0.160%, 08/12/2014[b]	1,319,754
	Old Line Funding, LLC
1,350,000	0.230%, 09/18/2014[b]	1,349,319
1,320,000	0.184%, 11/17/2014[b,c,d]	1,320,000
	Sydney Capital Corporation
1,315,000	0.200%, 07/24/2014[b]	1,314,832
1,300,000	0.190%, 09/12/2014[b]	1,299,499
	Thunder Bay Funding, LLC
1,400,000	0.190%, 09/29/2014[b]	1,399,335
1,330,000	0.170%, 10/15/2014[b]	1,329,334

	Total	23,441,305

	Certificate of Deposit (10.4%)[a]
	Bank of Montreal Chicago
1,370,000	0.409%, 07/24/2014[d]	1,370,137
1,320,000	0.231%, 04/09/2015[d]	1,320,000
	Bank of Nova Scotia/Houston
1,500,000	0.280%, 10/24/2014[d]	1,500,000
	JP Morgan Chase Company
730,000	0.370%, 07/30/2014	730,012
	Rabobank Nederland
1,140,000	0.267%, 07/10/2014[d]	1,140,000
1,380,000	0.277%, 12/01/2014[d]	1,380,000
	Skandinaviska Enskilda Banken AB
1,380,000	0.281%, 09/16/2014[d]	1,380,000
	Svenska Handelsbanken NY
1,320,000	0.160%, 09/10/2014	1,320,000
	Toronto Dominion Bank of New York
1,355,000	0.300%, 09/19/2014	1,355,300
1,440,000	0.214%, 11/18/2014[d]	1,440,000
	Wells Fargo Bank NA
700,000	0.210%, 08/20/2014	700,058

	Total	13,635,507

	Financial Company Commercial Paper (15.3%)[a]
	AllianceBernstein, LP
5,000,000	0.140%, 07/01/2014	5,000,000
1,310,000	0.230%, 07/14/2014	1,309,891
	General Electric Capital Corporation
1,320,000	0.160%, 09/02/2014[b]	1,319,630
	Nordea Bank AB
1,320,000	0.185%, 08/29/2014	1,319,600
1,285,000	0.190%, 09/05/2014	1,284,552
	Prudential Funding, LLC
660,000	0.100%, 07/31/2014	659,945
	US Bank NA
6,400,000	0.100%, 07/01/2014	6,400,000
	Westpac Banking Corporation
1,310,000	0.225%, 08/01/2014[c,d]	1,310,051
1,380,000	0.215%, 09/19/2014[c,d]	1,379,973

	Total	19,983,642

	Government Agency Debt (21.9%)[a]
	Federal Agricultural Mortgage Corporation
1,500,000	0.360%, 07/01/2015[d]	1,502,428
	Federal Farm Credit Bank
1,140,000	0.173%, 04/23/2015[d]	1,140,565
1,140,000	0.151%, 08/03/2015[d]	1,140,384
	Federal Home Loan Bank
1,360,000	0.122%, 02/23/2015[d]	1,360,000
1,980,000	0.100%, 03/10/2015	1,979,777
	Federal Home Loan Mortgage Corporation
3,960,000	0.142%, 06/26/2015[d]	3,961,263
650,000	0.144%, 07/17/2015[d]	650,209
	Federal National Mortgage Association
1,000,000	0.103%, 07/05/2014	999,988
	Overseas Private Investment Corporation
1,034,481	0.110%, 07/02/2014[d]	1,034,481
1,390,000	0.110%, 07/07/2014[d]	1,390,000
1,410,000	0.110%, 07/07/2014[d]	1,410,000
1,420,000	0.110%, 07/07/2014[d]	1,420,000
2,300,000	0.120%, 07/07/2014[d]	2,300,000
809,639	0.176%, 09/07/2014	813,110
2,920,000	0.300%, 12/09/2014	2,924,893
1,094,921	0.300%, 12/10/2014	1,096,747
1,550,000	0.420%, 04/15/2015	1,551,371
1,980,000	0.390%, 05/02/2015	1,981,269

	Total	28,656,485

Shares	Investment Company (7.6%)
	BlackRock Cash Funds
6,033,000	0.080%	6,033,000
	Dreyfus Institutional Cash Advantage Fund
670,000	0.060%	670,000
	DWS Money Market Series
3,150,037	0.050%	3,150,037

	Total	9,853,037

Principal Amount	Other Commercial Paper (16.8%)[a]
	Caisse des Depots et Consignations
$1,330,000	0.150%, 08/15/2014	1,329,751
1,250,000	0.165%, 10/17/2014	1,249,381
	Chevron Corporation
1,330,000	0.105%, 09/24/2014	1,329,671
	Coca-Cola Company
1,320,000	0.100%, 09/08/2014	1,319,747
1,340,000	0.180%, 09/17/2014	1,339,477

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Principal Amount	Other Commercial Paper (16.8%)[a]	Value
	Emerson Electric Company
$1,320,000	0.110%, 07/15/2014	$1,319,944
1,320,000	0.100%, 07/25/2014	1,319,912
	John Deere Financial, Ltd.
1,320,000	0.090%, 07/15/2014	1,319,954
	Long Island Power Authority
1,350,000	0.160%, 08/13/2014	1,350,000
	Proctor & Gamble Company
3,500,000	0.050%, 07/01/2014	3,500,000
1,310,000	0.090%, 07/31/2014	1,309,902
1,320,000	0.120%, 09/12/2014	1,319,679
	Reckitt Benckiser Treasury Services plc
1,420,000	0.350%, 09/12/2014[c]	1,418,992
	Schlumberger Investment SA
1,320,000	0.120%, 09/16/2014	1,319,661
	Wal-Mart Stores, Inc.
1,325,000	0.070%, 07/07/2014	1,324,985

	Total	22,071,056

	Other Note (8.8%)[a]
	Bank of New York Mellon Corporation
1,875,000	0.498%, 07/28/2014[d]	1,875,388
1,150,000	1.077%, 11/24/2014[d]	1,153,804
	General Electric Capital Corporation
1,130,000	4.750%, 09/15/2014[b]	1,140,642
	John Deere Capital Corporation
1,150,000	0.330%, 10/08/2014[d]	1,150,270
	Nederlandse Waterschapsbank NV
1,480,000	0.278%, 10/27/2014[c,d]	1,480,152
	Royal Bank of Canada
1,400,000	0.328%, 07/03/2014[d]	1,400,000
700,000	0.280%, 07/07/2015[c,d]	700,000
	Target Corporation
708,000	0.398%, 07/18/2014[d]	708,076
500,000	1.125%, 07/18/2014	500,229
	Wells Fargo Bank NA
1,370,000	0.321%, 07/15/2015[d]	1,370,000

	Total	11,478,561

	Variable Rate Demand Note (1.5%)[a]
	Louisiana Housing Finance Agency Qualified Gulf Opportunity Zone Bonds (Canterbury House Apartments - Sherwood)
1,940,000	0.060%, 07/07/2014[d]	1,940,000

	Total	1,940,000

	Total Investments (at amortized cost) 100.3%	$131,059,593

	Other Assets and Liabilities, Net (0.3)%	(356,866)

	Total Net Assets 100.0%	$130,702,727

a	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b	Denotes investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution or government.
c	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2014, the value of these investments was $10,479,165 or 8.0% of total net assets.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2014.

Cost for federal income tax purposes	$131,059,593

The accompanying Notes to Financial Statements are an integral part of this schedule.

Money Market Portfolio

Schedule of Investments as of June 30, 2014

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2014, in valuing Money Market Portfolio’s assets carried at fair value or amortized cost, which approximates fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Asset Backed Commercial Paper	23,441,305	—	23,441,305	—
Certificate of Deposit	13,635,507	—	13,635,507	—
Financial Company Commercial Paper	19,983,642	—	19,983,642	—
Government Agency Debt	28,656,485	—	28,656,485	—
Investment Company	9,853,037	9,853,037	—	—
Other Commercial Paper	22,071,056	—	22,071,056	—
Other Note	11,478,561	—	11,478,561	—
Variable Rate Demand Note	1,940,000	—	1,940,000	—

Total	$131,059,593	$9,853,037	$121,206,556	$—

There were no significant transfers between Levels during the period ended June 30, 2014. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities

As of June 30, 2014 (unaudited)	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio		Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio
Assets
Investments at cost	$745,694,707		$4,253,024,139		$7,935,759,775		$3,640,356,420
Investments in securities at value	448,726,868		2,761,764,924		5,534,002,403		2,638,422,241
Investments in affiliates at value	433,465,311		2,133,170,707		3,229,540,113		1,281,973,642
Investments at Value	882,192,179		4,894,935,631		8,763,542,516		3,920,395,883
Cash	5,892,095	(a)	6,868,141	(b)	4,105,218	(c)	2,273,717	(d)
Dividends and interest receivable	466,511		4,273,796		10,389,743		7,139,508
Prepaid expenses	6,383		20,529		32,839		16,438
Receivable for investments sold	5,534,260		62,895,597		191,772,218		122,585,906
Receivable for fund shares sold	275,068		2,094,596		10,786,528		518
Receivable for variation margin	188,746		493,264		3,180,821		1,122,418
Total Assets	894,555,242		4,971,581,554		8,983,809,883		4,053,534,388
Liabilities
Accrued expenses	56,438		136,394		197,052		116,814
Other liabilities	—		—		—		—
Payable for investments purchased	19,781,410		259,054,928		732,177,620		523,030,950
Payable upon return of collateral for securities loaned	—		41,855,148		53,687,425		22,629,410
Payable for fund shares redeemed	244,811		278,591		930,958		815,412
Payable for variation margin	995,548		1,423,926		1,257,120		484,912
Payable to affiliate	341,050		1,712,397		2,950,692		1,258,474
Mortgage dollar roll deferred revenue	24,249		331,198		942,466		683,383
Total Liabilities	21,443,506		304,792,582		792,143,333		549,019,355
Net Assets
Capital stock (beneficial interest)	696,459,937		3,860,050,912		7,109,820,583		3,132,135,316
Accumulated undistributed net investment income/(loss)	5,103,129		35,911,106		69,332,458		36,021,164
Accumulated undistributed net realized gain/(loss)	38,250,324		133,020,446		184,958,976		58,819,699
Net unrealized appreciation/(depreciation) on:
Investments	79,960,190		282,438,067		376,566,713		141,944,238
Affiliated investments	56,537,282		359,473,425		451,216,028		138,095,225
Futures contracts	(3,199,712)		(4,109,233)		(234,151)		(2,502,071)
Foreign currency transactions	586		4,249		5,943		1,462
Total Net Assets	$873,111,736		$4,666,788,972		$8,191,666,550		$3,504,515,033
Shares of beneficial interest outstanding	56,871,169		318,571,328		593,487,197		273,410,792
Net asset value per share	$15.35		$14.65		$13.80		$12.82

(a)	Includes foreign currency holdings of $52,674 (cost $52,674).
(b)	Includes foreign currency holdings of $595,812 (cost $594,134).
(c)	Includes foreign currency holdings of $140,331 (cost $140,131).
(d)	Includes foreign currency holdings of $24,557 (cost $24,557).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Growth and Income Plus Portfolio		Balanced Income Plus Portfolio	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio	Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio

$78,388,311		$297,582,514	$416,452,001		$62,111,883	$38,508,518	$58,686,593	$39,318,817
72,527,469		291,110,866	383,913,064		56,347,748	49,596,419	71,606,487	39,258,504
8,823,580		29,826,241	49,894,394		6,688,772	1,686,168	3,557,874	3,220,733
81,351,049		320,937,107	433,807,458		63,036,520	51,282,587	75,164,361	42,479,237
—		—	10,371	(e)	—	—	—	—
218,337		942,304	1,994,965		303,098	18,663	133,381	52,809
3,437		4,262	4,646		3,358	3,349	3,408	3,294
831,786		7,265,736	7,716,472		2,270,021	—	—	—
144,215		124,587	946,546		75,756	38,178	232,761	69,239
5,098		14,319	24,444		5,438	—	—	—
82,553,922		329,288,315	444,504,902		65,694,191	51,342,777	75,533,911	42,604,579

35,988		105,872	67,484		33,333	29,697	24,301	22,859
364	(f)	3,346	—		723	—	—	—
4,208,128		24,554,831	28,600,086		8,219,806	—	—	—
—		7,684,215	3,372,821		—	—	—	2,085,000
1,630		140,732	24,126		16,292	4,884	2,526	16,637
313		4,766	54,780		937	—	—	—
38,898		148,083	150,841		29,719	39,272	64,962	29,866
3,952		24,358	26,065		9,922	—	—	—
4,289,273		32,666,203	32,296,203		8,310,732	73,853	91,789	2,154,362

71,202,806		264,838,165	379,818,531		57,938,038	36,610,893	56,159,921	39,560,789
869,167		3,110,511	7,284,285		349	(103,742)	250,173	109,792
3,193,342		5,251,146	7,856,096		(1,477,393)	1,987,704	2,552,656	(2,380,784)

2,962,738		23,354,593	17,355,457		924,637	12,774,069	16,477,768	3,160,420
—		—	—		—	—	—	—
35,887		67,697	(107,414)		(2,172)	—	—	—
709		—	1,744		—	—	1,604	—
$78,264,649		$296,622,112	$412,208,699		$57,383,459	$51,268,924	$75,442,122	$40,450,217
7,224,224		20,168,374	51,809,436		5,541,816	5,083,563	4,084,574	4,768,785
$10.83		$14.71	$7.96		$10.35	$10.09	$18.47	$8.48

(e)	Includes foreign currency holdings of $12,103 (cost $12,027).
(f)	Includes foreign currency holdings of ($262) (cost ($261)).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 30, 2014 (unaudited)	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio
Assets
Investments at cost	$60,149,376	$135,566,438	$300,270,134	$254,451,051
Investments in securities at value	66,862,506	140,050,362	328,426,373	380,149,715
Investments in affiliates at value	3,331,811	581,516	41,959,785	20,272,659
Investments at Value	70,194,317	140,631,878	370,386,158	400,422,374
Cash	14,535 (a)	—	—	—
Initial margin deposit on open futures contracts	—	—	—	—
Dividends and interest receivable	168,078	473,756	112,558	301,371
Prepaid expenses	3,392	3,660	4,480	4,667
Receivable for investments sold	46,722	352,865	1,212,389	688,369
Receivable for fund shares sold	45,722	93,158	1,968	37,561
Unrealized gain on forward contracts	—	—	—	—
Receivable for variation margin	—	—	—	—
Total Assets	70,472,766	141,555,317	371,717,553	401,454,342
Liabilities
Accrued expenses	62,174	60,138	53,805	59,883
Other liabilities	—	60	—	4,668	(b)
Payable for investments purchased	32,941	150,750	—	2,301,736
Payable upon return of collateral for securities loaned	2,480,650	—	31,529,995	7,097,096
Payable for fund shares redeemed	20,343	51,907	11,995	63,842
Unrealized loss on forward contracts	—	—	—	—
Payable for variation margin	—	—	—	—
Payable to affiliate	69,193	104,424	262,492	274,056
Total Liabilities	2,665,301	367,279	31,858,287	9,801,281
Net Assets
Capital stock (beneficial interest)	58,004,892	132,668,737	252,102,635	229,244,324
Accumulated undistributed net investment income/(loss)	322,861	1,530,922	(937,813)	423,936
Accumulated undistributed net realized gain/(loss)	(565,154)	1,922,965	18,578,420	16,013,363
Net unrealized appreciation/(depreciation) on:
Investments	10,044,941	5,065,440	70,116,024	145,971,323
Futures contracts	—	—	—	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	(75)	(26)	—	115
Total Net Assets	$67,807,465	$141,188,038	$339,859,266	$391,653,061
Shares of beneficial interest outstanding	5,124,848	6,891,437	20,174,289	13,919,855
Net asset value per share	$13.23	$20.49	$16.85	$28.14

(a)	Includes foreign currency holdings of $14,535 (cost $14,470).
(b)	Includes foreign currency holdings of ($4,668) (cost ($4,668)).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Small Cap Stock Portfolio		Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio

$315,684,157		$187,349,457	$324,637,966	$317,455,592	$573,201,107	$98,056,314	$1,647,111,147
338,939,714		252,916,886	400,428,467	374,874,142	681,875,040	126,316,499	1,726,940,468
38,709,903		31,273,665	29,187,572	8,415,523	105,591,773	17,100,931	99,597,364
377,649,617		284,190,551	429,616,039	383,289,665	787,466,813	143,417,430	1,826,537,832
4,282,307	(c)	—	1,516,462	4,870	1,743,791	—	10,834,366 (d)
—		—	—	—	—	—	555,470
179,993		252,408	62,984	541,300	550,411	107,937	6,806,517
4,538		4,182	4,775	4,583	5,912	3,660	9,885
1,864,692		2,682,939	4,988,947	4,949,288	5,027,796	1,763,095	13,084,938
2,003		172,817	86,147	120,538	4,632	131,589	75,378
—		—	—	—	—	—	329,028
58,100		79,719	—	—	—	46,817	226,316
384,041,250		287,382,616	436,275,354	388,910,244	794,799,355	145,470,528	1,858,459,730

74,421		77,381	118,159	51,902	89,770	36,878	360,028
—		—	—	—	—	—	—
2,431,476		1,540,707	2,611,376	3,151,893	2,938,750	545,163	15,023,964
24,129,625		19,992,565	18,528,527	—	51,144,300	7,711,914	65,064,207
51,524		55,971	203,938	2,730	73,265	31,649	141,934
—		—	—	—	—	—	481,055
—		—	—	—	—	—	239,011
214,316		87,602	152,900	246,589	427,031	48,647	1,280,030
26,901,362		21,754,226	21,614,900	3,453,114	54,673,116	8,374,251	82,590,229

269,737,475		161,329,177	285,415,768	289,524,811	476,239,791	89,873,195	1,680,888,650
387,684		1,011,577	544,266	1,263,574	2,827,757	593,777	24,221,810
24,943,038		6,148,163	23,722,347	28,834,672	46,792,985	1,063,810	(108,406,008)

61,965,460		96,841,094	104,978,073	65,834,073	214,265,706	45,361,116	179,426,685
106,939		298,379	—	—	—	204,379	(166,099)
—		—	—	—	—	—	(152,027)
(708)		—	—	—	—	—	56,490
$357,139,888		$265,628,390	$414,660,454	$385,457,130	$740,126,239	$137,096,277	$1,775,869,501
19,842,817		15,574,563	17,622,012	22,202,970	39,979,402	8,548,396	173,360,583
$18.00		$17.06	$23.53	$17.36	$18.51	$16.04	$10.24

(c)	Includes foreign currency holdings of $336,577 (cost $336,577).
(d)	Includes foreign currency holdings of $8,507,024 (cost $8,507,774).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

As of June 30, 2014 (unaudited)	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio		Large Cap Value Portfolio
Assets
Investments at cost	$61,089,466	$831,530,115	$47,968,859		$881,061,592
Investments in securities at value	66,150,653	1,033,696,914	79,033,221		1,164,399,848
Investments in affiliates at value	1,367,844	66,394,437	2,539,975		52,525,819
Investments at Value	67,518,497	1,100,091,351	81,573,196		1,216,925,667
Cash	—	—	2,573	(a)	—
Dividends and interest receivable	50,420	754,078	24,468		1,570,081
Prepaid expenses	3,406	7,257	3,456		7,616
Receivable for investments sold	—	4,070,932	149,913		2,348,362
Receivable for fund shares sold	435	124,723	—		92,168
Receivable for variation margin	—	47,816	—		—
Total Assets	67,572,758	1,105,096,157	81,753,606		1,220,943,894
Liabilities
Accrued expenses	34,023	298,289	33,335		143,935
Other liabilities	—	—	—		—
Payable for investments purchased	60,967	4,578,374	46,917		—
Payable upon return of collateral for securities loaned	574,887	13,227,700	2,055,325		40,273,125
Payable for fund shares redeemed	55,674	432,978	14,646		147,616
Payable for variation margin	—	31,957	—		—
Payable to affiliate	43,248	389,161	54,715		622,629
Mortgage dollar roll deferred revenue	—	—	—		—
Total Liabilities	768,799	18,958,459	2,204,938		41,187,305
Net Assets
Capital stock (beneficial interest)	53,897,213	932,431,149	41,295,278		831,323,758
Accumulated undistributed net investment income/(loss)	139,118	2,976,543	(82,290)		7,233,666
Accumulated undistributed net realized gain/(loss)	6,338,597	(117,523,975)	4,731,240		5,335,090
Net unrealized appreciation/(depreciation) on:
Investments	6,429,031	268,561,236	33,604,337		335,864,075
Futures contracts	—	(309,769)	—		—
Foreign currency transactions	—	2,514	103		—
Swap agreements	—	—	—		—
Total Net Assets	$66,803,959	$1,086,137,698	$79,548,668		$1,179,756,589
Shares of beneficial interest outstanding	5,016,698	40,128,591	4,500,022		72,304,187
Net asset value per share	$13.32	$27.07	$17.68		$16.32

(a)	Includes foreign currency holdings of $2,573 (cost $2,546).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Assets and Liabilities – continued

Large Cap Stock Portfolio		Large Cap Index Portfolio	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio

$726,430,032		$248,778,725	$969,148,973	$1,449,427,951	$191,623,132	$1,121,928,822	$131,059,593
806,455,184		410,612,476	920,378,758	1,412,384,202	151,642,487	1,068,236,732	131,059,593
59,879,891		10,031,237	88,474,878	103,943,393	41,858,270	54,086,801	—
866,335,075		420,643,713	1,008,853,636	1,516,327,595	193,500,757	1,122,323,533	131,059,593	*
1,361,732	(b)	208	223,264	—	—	783,610	5,182
1,471,466		436,088	14,042,062	14,071,720	636,900	3,752,245	39,758
6,370		4,708	6,831	8,762	3,735	7,350	3,673
6,918,248		—	2,932,934	31,274,661	17,952,695	30,179,683	—
1,364		298,947	88,262	3,087	8,137	2,828	5,844
61,372		1,410	—	186,704	—	22,695	—
876,155,627		421,385,074	1,026,146,989	1,561,872,529	212,102,224	1,157,071,944	131,114,050

160,635		111,409	153,906	226,042	62,393	172,124	14,571
—		—	—	629	—	—	—
6,402,562		327,010	10,705,637	73,275,341	62,830,857	77,643,081	—
14,482,831		2,954,940	59,092,687	23,912,185	—	4,993,550	—
171,794		335,682	227,903	228,572	41,592	383,797	382,360
40,993		—	2,000	119,965	—	94,804	—
464,667		129,366	345,941	524,853	53,285	388,232	14,392
—		—	—	86,020	85,747	86,647	—
21,723,482		3,858,407	70,528,074	98,373,607	63,073,874	83,762,235	411,323

648,403,415		257,388,939	991,387,431	1,380,055,480	148,899,422	1,078,562,747	130,702,727
5,269,053		3,262,215	316,906	30,495	(602)	839,485	(2,575)
61,241,174		(15,083,059)	(75,711,085)	16,799,323	(1,748,095)	(6,507,462)	2,575

139,905,043		171,864,988	39,704,663	66,899,644	1,877,625	394,711	—
(394,865)		93,584	(79,000)	67,253	—	485,856	—
8,325		—	—	—	—	—	—
—		—	—	(353,273)	—	(465,628)	—
$854,432,145		$417,526,667	$955,618,915	$1,463,498,922	$149,028,350	$1,073,309,709	$130,702,727
68,453,842		15,384,043	184,884,096	137,955,620	13,716,675	108,586,914	130,702,727
$12.48		$27.14	$5.17	$10.61	$10.86	$9.88	$1.00

*	Securities held by this fund are valued on the basis of amortized cost, which approximates market value.
(b)	Includes foreign currency holdings of $1,361,732 (cost $1,357,787).

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations

For the six months ended June 30, 2014 (unaudited)	Aggressive Allocation Portfolio	Moderately Aggressive Allocation Portfolio	Moderate Allocation Portfolio	Moderately Conservative Allocation Portfolio
Investment Income
Dividends	$2,302,445	$9,334,233	$13,290,475	$4,821,855
Interest	243,954	9,027,546	23,461,391	15,399,075
Income from mortgage dollar rolls	256,906	2,674,709	7,181,173	6,319,909
Income from securities loaned	—	125,037	184,633	82,832
Income from affiliated investments	4,233,476	24,635,202	41,695,861	16,824,438
Foreign tax withholding	(28,746)	(169,544)	(243,773)	(63,186)
Total Investment Income	7,008,035	45,627,183	85,569,760	43,384,923
Expenses
Adviser fees	1,759,157	9,064,112	15,238,006	6,815,498
Sub-Adviser fees	—	—	—	—
Administrative service fees	115,569	445,853	736,188	352,349
Audit and legal fees	13,318	22,361	30,170	20,051
Custody fees	27,328	86,367	115,828	56,120
Insurance expenses	4,011	12,308	19,762	10,652
Directors’ fees	9,988	40,618	72,116	37,535
Other expenses	7,566	28,390	29,888	20,143
Total Expenses Before Reimbursement	1,936,937	9,700,009	16,241,958	7,312,348
Less:
Reimbursement from adviser	—	—	—	—
Total Net Expenses	1,936,937	9,700,009	16,241,958	7,312,348
Net Investment Income/(Loss)	5,071,098	35,927,174	69,327,802	36,072,575
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	16,288,192	55,773,026	72,965,671	27,936,315
Affiliated investments	122,320	(19,801)	(17,416)	(189,941)
Distributions of realized capital gains from affiliated investments	14,542,071	44,927,633	50,112,962	12,609,425
Futures contracts	9,759,604	48,891,537	88,222,510	29,699,147
Foreign currency and forward contract transactions	(8,914)	(37,764)	(59,903)	(22,884)
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	4,100,510	34,596,292	69,585,842	39,575,118
Affiliated investments	(420,178)	39,214,892	57,493,664	22,195,750
Futures contracts	(4,642,014)	(15,033,550)	(21,134,117)	(10,640,882)
Foreign currency transactions	(1,004)	(3,339)	(5,175)	(2,317)
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	39,740,587	208,308,926	317,164,038	121,159,731
Net Increase/(Decrease) in Net Assets Resulting From Operations	$44,811,685	$244,236,100	$386,491,840	$157,232,306

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Growth and Income Plus Portfolio	Balanced Income Plus Portfolio	Diversified Income Plus Portfolio	Opportunity Income Plus Portfolio	Partner Technology Portfolio	Partner Healthcare Portfolio	Natural Resources Portfolio

$835,365	$1,520,678	$2,980,794	$74,104	$164,144	$708,950	$297,312
326,986	2,365,099	5,125,429	918,022	—	—	—
33,104	192,063	210,534	63,427	—	—	—
—	2,849	9,428	—	—	—	8,445
2,060	5,851	9,800	1,661	302	840	176
(36,647)	(31,810)	(85,229)	—	—	(80,376)	(7,351)
1,160,868	4,054,730	8,250,756	1,057,214	164,446	629,414	298,582

229,665	772,775	761,034	129,607	73,047	94,260	134,937
—	—	—	—	109,587	202,105	—
46,537	65,993	75,198	44,796	44,505	45,837	43,328
11,378	13,457	12,167	11,331	11,335	11,301	10,951
27,793	15,027	41,639	9,538	3,032	5,254	1,641
2,264	2,771	2,928	2,183	2,179	2,190	2,155
3,314	10,123	9,354	3,507	3,527	3,273	3,273
17,202	18,227	19,627	14,216	4,447	4,784	4,492
338,153	898,373	921,947	215,178	251,659	369,004	200,777

(55,488)	—	—	(14,206)	—	—	(17,263)
282,665	898,373	921,947	200,972	251,659	369,004	183,514
878,203	3,156,357	7,328,809	856,242	(87,213)	260,410	115,068

3,035,063	6,533,054	9,205,956	185,020	2,673,802	2,665,282	503,891
—	—	—	—	—	—	—

—	—	—	—	—	—	—
282,453	467,895	1,137,938	59,508	—	—	—
(7,547)	935	(17,012)	—	—	(4,240)	—
—	—	—	818	—	—	—

(1,608,727)	3,717,951	11,528	799,993	(593,512)	6,770,767	4,045,725
—	—	—	—	—	—	—
(19,083)	(41,254)	(385,765)	(2,172)	—	—	—
709	—	1,744	—	—	42	—
—	—	—	(2,202)	—	—	—
1,682,868	10,678,581	9,954,389	1,040,965	2,080,290	9,431,851	4,549,616
$2,561,071	$13,834,938	$17,283,198	$1,897,207	$1,993,077	$9,692,261	$4,664,684

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 30, 2014 (unaudited)	Partner Emerging Markets Equity Portfolio	Real Estate Securities Portfolio	Partner Small Cap Growth Portfolio	Partner Small Cap Value Portfolio
Investment Income
Dividends	$914,234	$2,176,872	$730,147	$3,018,267
Interest	—	—	—	—
Income from securities loaned	3,007	—	46,335	26,789
Income from affiliated investments	363	246	2,088	2,378
Foreign tax withholding	(93,052)	(190)	—	(2,208)
Total Investment Income	824,552	2,176,928	778,570	3,045,226
Expenses
Adviser fees	138,234	519,938	819,193	377,195
Sub-Adviser fees	219,796	—	832,408	1,130,487
Administrative service fees	45,633	52,023	70,555	74,865
Audit and legal fees	23,397	11,644	12,117	12,224
Custody fees	29,830	3,815	17,128	8,546
Insurance expenses	2,226	2,411	2,872	2,995
Directors’ fees	3,273	4,809	9,222	10,232
Other expenses	6,305	4,977	5,398	5,428
Total Expenses Before Reimbursement	468,694	599,617	1,768,893	1,621,972
Less:
Reimbursement from adviser	(42,416)	—	(165,160)	—
Total Net Expenses	426,278	599,617	1,603,733	1,621,972
Net Investment Income/(Loss)	398,274	1,577,311	(825,163)	1,423,254
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	109,575 (a)	1,948,810	18,854,135	16,768,005
Distributions of realized capital gains from affiliated investments	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency and forward contract transactions	4,532	—	—	(3,044)
Change in net unrealized appreciation/(depreciation) on:
Investments	3,841,377	17,482,483	(21,201,412)	(9,183,174)
Futures contracts	—	—	—	—
Foreign currency forward contracts	—	—	—	—
Foreign currency transactions	885	(6)	—	115
Net Realized and Unrealized Gains/(Losses)	3,956,369	19,431,287	(2,347,277)	7,581,902
Net Increase/(Decrease) in Net Assets Resulting From Operations	$4,354,643	$21,008,598	$(3,172,440)	$9,005,156

(a)	Includes foreign capital gain taxes paid of $28,995.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Small Cap Stock Portfolio	Small Cap Index Portfolio	Mid Cap Growth Portfolio	Partner Mid Cap Value Portfolio	Mid Cap Stock Portfolio	Mid Cap Index Portfolio	Partner Worldwide Allocation Portfolio

$1,688,165	$1,545,590	$1,574,740	$2,738,028	$5,482,456	$886,965	$32,457,579
181	92	—	—	—	137	3,978,582
57,217	71,908	6,427	—	88,129	29,746	569,531
5,056	2,604	3,158	1,388	9,618	1,728	6,788
(24,490)	(87)	(9,388)	—	—	—	(2,988,035)
1,726,129	1,620,107	1,574,937	2,739,416	5,580,203	918,576	34,024,445

1,172,002	445,127	816,923	465,666	2,293,045	221,583	3,329,580
—	—	—	844,404	—	—	3,738,080
71,946	63,630	77,783	73,313	103,852	51,712	197,517
12,145	11,903	12,328	12,499	12,992	11,533	21,771
7,041	9,554	6,973	17,751	11,813	5,262	370,199
2,925	2,692	3,067	2,937	3,742	2,363	6,342
10,165	9,085	13,181	9,464	15,620	3,784	35,761
5,066	6,737	5,361	5,129	5,987	5,818	48,683
1,281,290	548,728	935,616	1,431,163	2,447,051	302,055	7,747,933

—	—	—	—	—	—	—
1,281,290	548,728	935,616	1,431,163	2,447,051	302,055	7,747,933
444,839	1,071,379	639,321	1,308,253	3,133,152	616,521	26,276,512

25,919,177	10,700,452	24,091,251	29,303,318	47,242,329	3,457,939	81,927,552 (b)
—	—	—	—	—	—	262,434
208,035	414,151	—	—	—	499,838	179,589
(126)	—	—	—	—	—	(53,759)

(16,366,442)	(4,242,582)	(17,499,689)	70,337	16,313,863	4,532,681	(35,282,356)
(1,088,051)	(122,822)	—	—	—	54,981	(748,480)
—	—	—	—	—	—	(170,629)
(708)	—	—	—	—	—	20,904
8,671,885	6,749,199	6,591,562	29,373,655	63,556,192	8,545,439	46,135,255
$9,116,724	$7,820,578	$7,230,883	$30,681,908	$66,689,344	$9,161,960	$72,411,767

(b)	Includes foreign capital gain taxes paid of $40,634.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

For the six months ended June 30, 2014 (unaudited)	Partner All Cap Portfolio	Large Cap Growth Portfolio	Partner Growth Stock Portfolio	Large Cap Value Portfolio
Investment Income
Dividends	$449,292	$5,627,333	$285,951	$11,070,169
Interest	—	(6,076)	—	—
Income from mortgage dollar rolls	—	—	—	—
Income from securities loaned	6,344	5,030	1,500	38,557
Income from affiliated investments	292	12,156	228	4,623
Foreign tax withholding	—	(86,869)	(1,429)	(157,783)
Total Investment Income	455,928	5,551,574	286,250	10,955,566
Expenses
Adviser fees	111,734	2,095,125	152,866	3,365,045
Sub-Adviser fees	191,447	—	153,211	—
Administrative service fees	45,904	136,899	47,078	143,755
Audit and legal fees	11,435	13,998	11,414	14,163
Custody fees	14,569	14,877	13,766	13,544
Insurance expenses	2,222	4,651	2,248	4,813
Directors’ fees	3,502	29,658	3,569	24,512
Other expenses	4,920	6,684	5,041	6,745
Total Expenses Before Reimbursement	385,733	2,301,892	389,193	3,572,577
Less:
Reimbursement from adviser	(82,552)	—	(38,260)	—
Total Net Expenses	303,181	2,301,892	350,933	3,572,577
Net Investment Income/(Loss)	152,747	3,249,682	(64,683)	7,382,989
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	6,921,672	71,983,170	4,806,876	32,399,664
Written option contracts	—	—	—	—
Futures contracts	—	3,234,991	—	—
Foreign currency and forward contract transactions	—	(7,407)	(278)	—
Swap agreements	—	—	—	—
Change in net unrealized appreciation/(depreciation) on:
Investments	(3,636,968)	(10,795,968)	(2,844,952)	26,820,319
Futures contracts	—	(1,539,140)	—	—
Foreign currency transactions	—	(538)	36	—
Swap agreements	—	—	—	—
Net Realized and Unrealized Gains/(Losses)	3,284,704	62,875,108	1,961,682	59,219,983
Net Increase/(Decrease) in Net Assets Resulting From Operations	$3,437,451	$66,124,790	$1,896,999	$66,602,972

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Operations – continued

Large Cap Stock Portfolio	Large Cap Index Portfolio	High Yield Portfolio	Income Portfolio	Bond Index Portfolio	Limited Maturity Bond Portfolio	Money Market Portfolio

$8,395,415	$4,012,109	$208,810	$804,253	$—	$185,364	$3,715
(5,300)	(70)	29,159,673	28,896,714	1,270,771	11,028,477	120,689
—	—	—	797,714	786,894	627,007	—
26,128	3,602	73,524	15,768	—	4,616	—
10,726	1,517	8,560	17,712	10,059	13,468	—
(299,603)	(427)	—	—	—	—	—
8,127,366	4,016,731	29,450,567	30,532,161	2,067,724	11,858,932	124,404

2,516,978	652,703	1,866,579	2,861,093	260,793	2,135,919	267,599
—	—	—	—	—	—	—
115,279	76,427	126,329	172,326	53,785	138,786	52,376
13,724	15,136	13,634	14,933	11,607	14,052	11,358
8,647	9,546	12,979	21,583	7,391	17,917	8,984
4,079	3,025	4,529	6,044	2,502	5,067	2,427
20,184	12,508	21,750	31,347	4,741	24,305	2,806
11,728	6,624	15,446	17,994	11,420	16,443	6,523
2,690,619	775,969	2,061,246	3,125,320	352,239	2,352,489	352,073

—	—	—	—	—	—	(225,094)
2,690,619	775,969	2,061,246	3,125,320	352,239	2,352,489	126,979
5,436,747	3,240,762	27,389,321	27,406,841	1,715,485	9,506,443	(2,575)

65,236,800	2,063,351	9,542,045	15,013,014	539,460	1,065,207	2,575
—	—	—	—	—	47,600	—
5,371,196	587,530	(453,751)	2,861,641	—	(1,495,867)	—
(44,757)	—	—	—	—	—	—
—	—	—	(55,097)	—	(462,534)	—

(20,600,321)	21,310,302	9,365,457	37,690,475	3,785,365	9,488,151	—
(2,283,490)	(162,905)	(79,000)	(1,659,267)	—	(1,882,279)	—
7,418	—	—	—	—	—	—
—	—	—	(353,273)	—	(33,709)	—
47,686,846	23,798,278	18,374,751	53,497,493	4,324,825	6,726,569	2,575
$53,123,593	$27,039,040	$45,764,072	$80,904,334	$6,040,310	$16,233,012	$—

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets

	Aggressive Allocation Portfolio		Moderately Aggressive Allocation Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$5,071,098	$3,651,851	$35,927,174	$39,069,588
Net realized gains/(losses)	40,703,273	20,077,762	149,534,631	105,536,723
Change in net unrealized appreciation/(depreciation)	(962,686)	141,921,865	58,774,295	546,205,354
Net Change in Net Assets Resulting From Operations	44,811,685	165,651,478	244,236,100	690,811,665
Distributions to Shareholders
From net investment income	(3,726,768)	(8,582,861)	(38,731,043)	(52,915,278)
From net realized gains	(23,798,379)	(8,753,472)	(121,445,375)	(77,567,611)
Total Distributions to Shareholders	(27,525,147)	(17,336,333)	(160,176,418)	(130,482,889)
Capital Stock Transactions
Sold	46,974,940	71,795,448	239,350,846	567,241,188
Distributions reinvested	27,525,147	17,336,333	160,176,418	130,482,889
Redeemed	(18,074,601)	(46,235,687)	(41,344,024)	(89,497,182)
In-kind redemptions	—	—	—	—
Total Capital Stock Transactions	56,425,486	42,896,094	358,183,240	608,226,895
Net Increase/(Decrease) in Net Assets	73,712,024	191,211,239	442,242,922	1,168,555,671
Net Assets, Beginning of Period	799,399,712	608,188,473	4,224,546,050	3,055,990,379
Net Assets, End of Period	$873,111,736	$799,399,712	$4,666,788,972	$4,224,546,050
Accumulated Undistributed Net Investment Income/(Loss)	$5,103,129	$3,758,799	$35,911,106	$38,714,975
Capital Stock Share Transactions
Sold	3,099,313	5,238,963	16,529,680	42,282,717
Distributions reinvested	1,798,324	1,308,788	10,963,929	10,033,441
Redeemed	(1,191,319)	(3,456,690)	(2,837,553)	(6,725,965)
In-kind redemptions	—	—	—	—

Total Capital Stock Share Transactions	3,706,318	3,091,061	24,656,056	45,590,193

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Moderate Allocation Portfolio		Moderately Conservative Allocation Portfolio		Growth and Income Plus Portfolio		Balanced Income Plus Portfolio
06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013

$69,327,802	$91,072,245	$36,072,575	$54,615,787	$878,203	$1,927,133	$3,156,357	$4,635,807
211,223,824	180,613,587	70,032,062	61,088,904	3,309,969	17,743,134	7,001,884	56,220,823
105,940,214	604,446,205	51,127,669	158,181,005	(1,627,101)	(338,775)	3,676,697	(18,617,990)
386,491,840	876,132,037	157,232,306	273,885,696	2,561,071	19,331,492	13,834,938	42,238,640

(90,042,092)	(94,191,290)	(53,606,712)	(48,161,738)	(1,923,162)	(2,504,677)	(4,580,942)	(4,682,407)
(208,433,582)	(125,697,258)	(73,822,403)	(62,314,304)	(5,890,712)	—	(51,313,269)	(8,188,843)
(298,475,674)	(219,888,548)	(127,429,115)	(110,476,042)	(7,813,874)	(2,504,677)	(55,894,211)	(12,871,250)

683,302,419	1,088,059,591	58,312,522	276,455,867	12,590,035	26,381,957	22,684,583	23,654,926
298,475,674	219,888,548	127,429,115	110,476,042	7,813,874	2,504,677	55,894,211	12,871,250
(59,251,509)	(121,004,094)	(64,008,664)	(117,686,160)	(2,337,955)	(8,480,857)	(14,914,606)	(30,210,315)
—	—	—	—	—	(73,842,028)	—	—
922,526,584	1,186,944,045	121,732,973	269,245,749	18,065,954	(53,436,251)	63,664,188	6,315,861
1,010,542,750	1,843,187,534	151,536,164	432,655,403	12,813,151	(36,609,436)	21,604,915	35,683,251
7,181,123,800	5,337,936,266	3,352,978,869	2,920,323,466	65,451,498	102,060,934	275,017,197	239,333,946
$8,191,666,550	$7,181,123,800	$3,504,515,033	$3,352,978,869	$78,264,649	$65,451,498	$296,622,112	$275,017,197
$69,332,458	$90,046,748	$36,021,164	$53,555,301	$869,167	$1,914,126	$3,110,511	$4,535,096

49,401,619	84,058,196	4,512,561	22,386,150	1,087,717	2,411,891	1,304,565	1,437,170
21,694,542	17,351,357	9,975,741	9,098,369	723,420	229,593	3,813,482	795,037
(4,290,478)	(9,333,911)	(4,971,888)	(9,505,090)	(201,496)	(775,097)	(867,518)	(1,831,808)
—	—	—	—	—	(6,647,883)	—	—

66,805,683	92,075,642	9,516,414	21,979,429	1,609,641	(4,781,496)	4,250,529	400,399

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Diversified Income Plus Portfolio		Opportunity Income Plus Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$7,328,809	$11,858,151	$856,242	$1,012,530
Net realized gains/(losses)	10,326,882	9,396,899	245,346	(1,724,664)
Change in net unrealized appreciation/(depreciation)	(372,493)	9,521,894	795,619	288,119
Net Change in Net Assets Resulting From Operations	17,283,198	30,776,944	1,897,207	(424,015)
Distributions to Shareholders
From net investment income	(11,913,403)	(7,460,218)	(856,646)	(1,012,847)
From net realized gains	—	—	—	(301,210)
Total Distributions to Shareholders	(11,913,403)	(7,460,218)	(856,646)	(1,314,057)
Capital Stock Transactions
Sold	40,814,088	117,802,735	11,100,453	17,096,427
Distributions reinvested	11,913,403	7,460,218	856,646	1,314,057
Redeemed	(8,600,835)	(15,574,126)	(2,155,384)	(7,403,776)
Total Capital Stock Transactions	44,126,656	109,688,827	9,801,715	11,006,708
Net Increase/(Decrease) in Net Assets	49,496,451	133,005,553	10,842,276	9,268,636
Net Assets, Beginning of Period	362,712,248	229,706,695	46,541,183	37,272,547
Net Assets, End of Period	$412,208,699	$362,712,248	$57,383,459	$46,541,183
Accumulated Undistributed Net Investment Income/(Loss)	$7,284,285	$11,868,879	$349	$753
Capital Stock Share Transactions
Sold	5,133,717	15,537,955	1,083,200	1,671,877
Distributions reinvested	1,502,226	986,514	83,478	127,594
Redeemed	(1,086,247)	(2,050,214)	(209,989)	(716,030)

Total Capital Stock Share Transactions	5,549,696	14,474,255	956,689	1,083,441

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Partner Technology Portfolio		Partner Healthcare Portfolio		Natural Resources Portfolio		Partner Emerging Markets Equity Portfolio
06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013

$(87,213)	$(84,746)	$260,410	$(38,222)	$115,068	$167,934	$398,274	$641,319
2,673,802	4,503,669	2,661,042	4,219,641	503,891	(438,132)	114,107	(430,928)
(593,512)	6,213,839	6,770,809	5,839,702	4,045,725	3,320,003	3,842,262	(4,978,975)
1,993,077	10,632,762	9,692,261	10,021,121	4,664,684	3,049,805	4,354,643	(4,768,584)

—	—	—	(127,607)	(164,907)	(226,334)	(625,090)	(626,603)
—	—	(4,267,782)	(1,382,286)	—	—	—	—
—	—	(4,267,782)	(1,509,893)	(164,907)	(226,334)	(625,090)	(626,603)

3,881,478	6,827,308	14,487,402	21,399,137	2,727,186	4,866,233	7,607,628	21,174,506
—	—	4,267,782	1,509,893	164,907	226,334	625,090	626,603
(2,660,425)	(4,902,962)	(2,436,384)	(2,944,132)	(1,893,923)	(4,538,478)	(4,023,652)	(11,204,248)
1,221,053	1,924,346	16,318,800	19,964,898	998,170	554,089	4,209,066	10,596,861
3,214,130	12,557,108	21,743,279	28,476,126	5,497,947	3,377,560	7,938,619	5,201,674
48,054,794	35,497,686	53,698,843	25,222,717	34,952,270	31,574,710	59,868,846	54,667,172
$51,268,924	$48,054,794	$75,442,122	$53,698,843	$40,450,217	$34,952,270	$67,807,465	$59,868,846
$(103,742)	$(16,529)	$250,173	$(10,237)	$109,792	$159,631	$322,861	$549,677

395,535	836,201	795,758	1,394,927	348,115	672,269	603,475	1,596,634
—	—	234,644	100,929	19,823	31,637	46,995	50,371
(273,418)	(602,916)	(134,813)	(191,019)	(245,216)	(624,700)	(325,473)	(864,595)

122,117	233,285	895,589	1,304,837	122,722	79,206	324,997	782,410

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Real Estate Securities Portfolio		Partner Small Cap Growth Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$1,577,311	$1,999,451	$(825,163)	$(1,449,545)
Net realized gains/(losses)	1,948,810	3,729,450	18,854,135	40,580,228
Change in net unrealized appreciation/(depreciation)	17,482,477	(3,152,293)	(21,201,412)	63,097,078
Net Change in Net Assets Resulting From Operations	21,008,598	2,576,608	(3,172,440)	102,227,761
Distributions to Shareholders
From net investment income	(2,006,084)	(1,880,889)	—	—
From net realized gains	(2,407,859)	—	(38,837,387)	(6,075,672)
Total Distributions to Shareholders	(4,413,943)	(1,880,889)	(38,837,387)	(6,075,672)
Capital Stock Transactions
Sold	9,942,729	19,037,347	2,931,269	6,878,294
Distributions reinvested	4,413,943	1,880,889	38,837,387	6,075,672
Redeemed	(9,829,131)	(23,990,372)	(4,224,617)	(21,700,165)
Total Capital Stock Transactions	4,527,541	(3,072,136)	37,544,039	(8,746,199)
Net Increase/(Decrease) in Net Assets	21,122,196	(2,376,417)	(4,465,788)	87,405,890
Net Assets, Beginning of Period	120,065,842	122,442,259	344,325,054	256,919,164
Net Assets, End of Period	$141,188,038	$120,065,842	$339,859,266	$344,325,054
Accumulated Undistributed Net Investment Income/(Loss)	$1,530,922	$1,959,695	$(937,813)	$(112,650)
Capital Stock Share Transactions
Sold	498,648	1,004,072	156,719	402,076
Distributions reinvested	217,660	99,130	2,345,324	379,533
Redeemed	(501,806)	(1,287,432)	(230,105)	(1,397,890)

Total Capital Stock Share Transactions	214,502	(184,230)	2,271,938	(616,281)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Partner Small Cap Value Portfolio		Small Cap Stock Portfolio		Small Cap Index Portfolio		Mid Cap Growth Portfolio
06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013

$1,423,254	$1,877,079	$444,839	$766,894	$1,071,379	$1,914,039	$639,321	$868,487
16,764,961	9,854,389	26,127,086	30,901,008	11,114,603	17,444,322	24,091,251	37,331,666
(9,183,059)	91,972,307	(17,455,201)	63,194,648	(4,365,404)	58,011,540	(17,499,689)	65,343,840
9,005,156	103,703,775	9,116,724	94,862,550	7,820,578	77,369,901	7,230,883	103,543,993

(830,710)	(6,212,011)	(760,245)	(1,110,363)	(1,923,687)	(2,774,672)	(878,668)	(1,307,135)
(9,885,913)	(1,618,481)	(3,810,915)	—	(17,451,260)	(9,403,427)	(37,294,754)	(216,636)
(10,716,623)	(7,830,492)	(4,571,160)	(1,110,363)	(19,374,947)	(12,178,099)	(38,173,422)	(1,523,771)

3,847,474	13,620,695	4,755,414	8,906,708	9,432,745	15,094,607	6,429,221	10,907,279
10,716,623	7,830,492	4,571,160	1,110,363	19,374,947	12,178,099	38,173,422	1,523,771
(5,875,726)	(15,228,121)	(11,305,896)	(18,675,324)	(14,386,781)	(23,380,516)	(23,318,984)	(51,638,208)
8,688,371	6,223,066	(1,979,322)	(8,658,253)	14,420,911	3,892,190	21,283,659	(39,207,158)
6,976,904	102,096,349	2,566,242	85,093,934	2,866,542	69,083,992	(9,658,880)	62,813,064
384,676,157	282,579,808	354,573,646	269,479,712	262,761,848	193,677,856	424,319,334	361,506,270
$391,653,061	$384,676,157	$357,139,888	$354,573,646	$265,628,390	$262,761,848	$414,660,454	$424,319,334
$423,936	$(168,608)	$387,684	$703,090	$1,011,577	$1,863,885	$544,266	$783,613

137,709	565,151	270,780	579,630	535,592	964,708	258,479	486,854
384,844	324,118	257,462	72,690	1,146,358	810,987	1,623,075	70,344
(210,240)	(626,924)	(642,565)	(1,233,674)	(815,824)	(1,502,424)	(929,662)	(2,339,125)

312,313	262,345	(114,323)	(581,354)	866,126	273,271	951,892	(1,781,927)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Partner Mid Cap Value Portfolio		Mid Cap Stock Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$1,308,253	$2,373,852	$3,133,152	$2,224,350
Net realized gains/(losses)	29,303,318	49,541,187	47,242,329	56,136,087
Change in net unrealized appreciation/(depreciation)	70,337	34,483,092	16,313,863	119,829,423
Net Change in Net Assets Resulting From Operations	30,681,908	86,398,131	66,689,344	178,189,860
Distributions to Shareholders
From net investment income	(2,382,909)	(3,042,438)	(2,238,163)	(2,176,782)
From net realized gains	(49,092,042)	(13,305,805)	(31,748,560)	—
Total Distributions to Shareholders	(51,474,951)	(16,348,243)	(33,986,723)	(2,176,782)
Capital Stock Transactions
Sold	3,236,544	11,505,045	5,137,409	6,010,562
Distributions reinvested	51,474,951	16,348,243	33,986,723	2,176,782
Redeemed	(1,407,270)	(6,416,261)	(7,122,612)	(15,505,487)
Total Capital Stock Transactions	53,304,225	21,437,027	32,001,520	(7,318,143)
Net Increase/(Decrease) in Net Assets	32,511,182	91,486,915	64,704,141	168,694,935
Net Assets, Beginning of Period	352,945,948	261,459,033	675,422,098	506,727,163
Net Assets, End of Period	$385,457,130	$352,945,948	$740,126,239	$675,422,098
Accumulated Undistributed Net Investment Income/(Loss)	$1,263,574	$2,338,230	$2,827,757	$1,932,768
Capital Stock Share Transactions
Sold	172,879	698,248	282,576	392,094
Distributions reinvested	2,975,792	994,806	1,849,557	144,603
Redeemed	(74,844)	(388,569)	(391,335)	(1,023,275)

Total Capital Stock Share Transactions	3,073,827	1,304,485	1,740,798	(486,578)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Mid Cap Index Portfolio		Partner Worldwide Allocation Portfolio		Partner All Cap Portfolio		Large Cap Growth Portfolio
06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013

$616,521	$997,123	$26,276,512	$31,098,950	$152,747	$395,155	$3,249,682	$6,199,197
3,957,777	5,697,265	82,315,816	73,417,195	6,921,672	9,321,198	75,210,754	92,037,523
4,587,662	22,432,414	(36,180,561)	136,848,064	(3,636,968)	6,528,169	(12,335,646)	195,315,087
9,161,960	29,126,802	72,411,767	241,364,209	3,437,451	16,244,522	66,124,790	293,551,807

(1,001,203)	(926,864)	(34,636,379)	(416,617)	(396,564)	(428,025)	(851,764)	(5,999,580)
(6,112,967)	(3,159,150)	—	—	—	—	—	—
(7,114,170)	(4,086,014)	(34,636,379)	(416,617)	(396,564)	(428,025)	(851,764)	(5,999,580)

10,189,516	19,220,321	11,993,118	19,622,603	2,888,110	3,795,626	14,179,520	33,770,524
7,114,170	4,086,014	34,636,379	416,617	396,564	428,025	851,764	5,999,580
(5,247,910)	(10,466,874)	(14,523,969)	(75,334,755)	(3,329,986)	(7,701,099)	(56,138,390)	(125,260,503)
12,055,776	12,839,461	32,105,528	(55,295,535)	(45,312)	(3,477,448)	(41,107,106)	(85,490,399)
14,103,566	37,880,249	69,880,916	185,652,057	2,995,575	12,339,049	24,165,920	202,061,828
122,992,711	85,112,462	1,705,988,585	1,520,336,528	63,808,384	51,469,335	1,061,971,778	859,909,950
$137,096,277	$122,992,711	$1,775,869,501	$1,705,988,585	$66,803,959	$63,808,384	$1,086,137,698	$1,061,971,778
$593,777	$978,459	$24,221,810	$32,581,677	$139,118	$382,935	$2,976,543	$578,625

637,821	1,350,292	1,192,645	2,116,956	226,152	343,947	552,037	1,524,721
447,533	293,994	3,380,214	46,389	29,955	38,956	31,702	240,562
(328,777)	(736,355)	(1,441,206)	(8,330,270)	(259,473)	(702,140)	(2,173,024)	(5,770,940)

756,577	907,931	3,131,653	(6,166,925)	(3,366)	(319,237)	(1,589,285)	(4,005,657)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Partner Growth Stock Portfolio		Large Cap Value Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$(64,683)	$(156,897)	$7,382,989	$14,173,723
Net realized gains/(losses)	4,806,598	6,963,318	32,399,664	52,222,956
Change in net unrealized appreciation/(depreciation)	(2,844,916)	14,998,010	26,820,319	204,156,400
Net Change in Net Assets Resulting From Operations	1,896,999	21,804,431	66,602,972	270,553,079
Distributions to Shareholders
From net investment income	—	(18,555)	(14,210,465)	(14,880,600)
From net realized gains	(6,496,774)	—	—	—
Total Distributions to Shareholders	(6,496,774)	(18,555)	(14,210,465)	(14,880,600)
Capital Stock Transactions
Sold	6,128,739	5,772,927	6,933,363	21,155,090
Issued in connection with merger	—	—	—	—
Distributions reinvested	6,496,774	18,555	14,210,465	14,880,600
Redeemed	(4,711,061)	(9,323,745)	(12,941,785)	(25,189,006)
Total Capital Stock Transactions	7,914,452	(3,532,263)	8,202,043	10,846,684
Net Increase/(Decrease) in Net Assets	3,314,677	18,253,613	60,594,550	266,519,163
Net Assets, Beginning of Period	76,233,991	57,980,378	1,119,162,039	852,642,876
Net Assets, End of Period	$79,548,668	$76,233,991	$1,179,756,589	$1,119,162,039
Accumulated Undistributed Net Investment Income/(Loss)	$(82,290)	$(17,607)	$7,233,666	$14,061,142
Capital Stock Share Transactions
Sold	326,696	366,880	439,978	1,506,230
Issued in connection with merger	—	—	—	—
Distributions reinvested	371,456	1,209	869,333	1,059,653
Redeemed	(255,122)	(593,980)	(820,091)	(1,810,189)

Total Capital Stock Share Transactions	443,030	(225,891)	489,220	755,694

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Large Cap Stock Portfolio		Large Cap Index Portfolio		High Yield Portfolio		Income Portfolio
06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013

$5,436,747	$7,249,881	$3,240,762	$5,921,597	$27,389,321	$57,959,063	$27,406,841	$56,447,660
70,563,239	63,213,680	2,650,881	4,166,717	9,088,294	16,338,100	17,819,558	22,402,779
(22,876,393)	113,722,579	21,147,397	85,018,738	9,286,457	(13,294,522)	35,677,935	(80,301,383)
53,123,593	184,186,140	27,039,040	95,107,052	45,764,072	61,002,641	80,904,334	(1,450,944)

(7,274,387)	(8,140,375)	(5,820,275)	(5,733,630)	(27,586,546)	(57,720,706)	(27,258,728)	(56,092,101)
—	—	(927,955)	(3,429,327)	—	—	(17,510,205)	(3,278,491)
(7,274,387)	(8,140,375)	(6,748,230)	(9,162,957)	(27,586,546)	(57,720,706)	(44,768,933)	(59,370,592)

4,091,255	6,604,862	16,372,308	28,709,669	17,857,389	41,888,839	7,186,353	25,072,319
—	31,485,903	—	—	—	—	—	—
7,274,387	8,140,375	6,748,230	9,162,957	27,586,546	57,720,706	44,768,933	59,370,592
(14,658,409)	(32,934,081)	(18,514,722)	(35,155,121)	(29,887,055)	(85,904,394)	(42,200,846)	(181,912,585)
(3,292,767)	13,297,059	4,605,816	2,717,505	15,556,880	13,705,151	9,754,440	(97,469,674)
42,556,439	189,342,824	24,896,626	88,661,600	33,734,406	16,987,086	45,889,841	(158,291,210)
811,875,706	622,532,882	392,630,041	303,968,441	921,884,509	904,897,423	1,417,609,081	1,575,900,291
$854,432,145	$811,875,706	$417,526,667	$392,630,041	$955,618,915	$921,884,509	$1,463,498,922	$1,417,609,081
$5,269,053	$7,106,693	$3,262,215	$5,841,728	$316,906	$514,131	$30,495	$(117,618)

340,814	628,688	626,857	1,237,822	3,480,177	8,267,882	680,752	2,371,793
—	2,953,760	—	—	—	—	—	—
583,594	782,300	249,150	400,945	5,376,948	11,421,526	4,239,476	5,650,047
(1,219,663)	(3,141,637)	(708,144)	(1,539,086)	(5,823,944)	(17,037,868)	(4,001,017)	(17,264,108)

(295,255)	1,223,111	167,863	99,681	3,033,181	2,651,540	919,211	(9,242,268)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

	Bond Index Portfolio		Limited Maturity Bond Portfolio
For the periods ended	06/30/2014 (unaudited)	12/31/2013	06/30/2014 (unaudited)	12/31/2013
Operations
Net investment income/(loss)	$1,715,485	$3,328,936	$9,506,443	$17,777,172
Net realized gains/(losses)	539,460	(2,176,457)	(845,594)	8,286,041
Change in net unrealized appreciation/(depreciation)	3,785,365	(5,573,292)	7,572,163	(20,804,818)
Net Change in Net Assets Resulting From Operations	6,040,310	(4,420,813)	16,233,012	5,258,395
Distributions to Shareholders
From net investment income	(1,715,485)	(3,328,936)	(9,098,588)	(17,218,976)
From net realized gains	–	(5,464,327)	–	–
Total Distributions to Shareholders	(1,715,485)	(8,793,263)	(9,098,588)	(17,218,976)
Capital Stock Transactions
Sold	4,031,895	13,325,069	15,264,349	41,686,633
Distributions reinvested	1,715,485	8,793,263	9,098,588	17,218,976
Redeemed	(13,060,633)	(42,349,648)	(40,715,850)	(164,430,498)
Total Capital Stock Transactions	(7,313,253)	(20,231,316)	(16,352,913)	(105,524,889)
Net Increase/(Decrease) in Net Assets	(2,988,428)	(33,445,392)	(9,218,489)	(117,485,470)
Net Assets, Beginning of Period	152,016,778	185,462,170	1,082,528,198	1,200,013,668
Net Assets, End of Period	$149,028,350	$152,016,778	$1,073,309,709	$1,082,528,198
Accumulated Undistributed Net Investment Income/(Loss)	$(602)	$(602)	$839,485	$431,630
Capital Stock Share Transactions
Sold	375,945	1,195,866	1,547,780	4,221,041
Distributions reinvested	159,807	810,078	922,625	1,745,050
Redeemed	(1,218,581)	(3,887,287)	(4,129,997)	(16,634,618)

Total Capital Stock Share Transactions	(682,829)	(1,881,343)	(1,659,592)	(10,668,527)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Statement of Changes in Net Assets – continued

Money Market Portfolio
06/30/2014 (unaudited)	12/31/2013

$(2,575)	$(4,026)
2,575	4,026
—	—
—	—

—	—
—	—
—	—

30,496,128	89,452,873
—	—
(46,375,115)	(91,133,483)
(15,878,987)	(1,680,610)
(15,878,987)	(1,680,610)
146,581,714	148,262,324
$130,702,727	$146,581,714
$(2,575)	$—

30,496,128	89,452,873
—	—
(46,375,115)	(91,133,483)

(15,878,987)	(1,680,610)

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

(1) ORGANIZATION

Thrivent Series Fund, Inc. (the “Fund”), a company organized under the laws of Minnesota, is registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund is divided into thirty-three separate series (each, a “Portfolio”), each with its own investment objective and policies. The Fund consists of four asset allocation portfolios, nineteen equity portfolios, four hybrid portfolios, five fixed-income portfolios, and one money market portfolio. The assets of each Portfolio are segregated, and each has a separate class of capital stock.

Shares in the Fund are currently sold, without sales charges, only to retirement plans sponsored by Thrivent Financial for Lutherans (“Thrivent Financial” or the “Adviser”) or separate accounts of Thrivent Financial or Thrivent Life Insurance Company (“Thrivent Life”), which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial and Thrivent Life.

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

(A) Portfolio Merger – At a meeting held on August 2, 2013, shareholders of Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner Socially Responsible Stock Portfolio (the “Target Portfolios”) approved the merger of the Target Portfolios into Thrivent Large Cap Stock Portfolio (the “Acquiring Portfolio”).

Target Portfolios		Acquiring Portfolios
Partner All Cap Value	>	Large Cap Stock
Partner All Cap Growth	>	Large Cap Stock
Partner Socially Responsible Stock	>	Large Cap Stock

The mergers occurred at the close of business on August 16, 2013. Acquisition of the assets and liabilities of the Target Portfolios by the Acquiring Portfolio were followed by the distribution of the Acquiring Portfolio shares to the Target Portfolios’ shareholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.

The mergers were accomplished by tax free exchanges as detailed below:

Portfolio	Description	Net Assets as of August 16, 2013
Large Cap Stock	Acquiring Portfolio	$710,028,233
Partner All Cap Value	Target Portfolio	$6,754,374
Partner All Cap Growth	Target Portfolio	$13,237,069
Partner Socially Responsible Stock	Target Portfolio	$11,494,460

Large Cap Stock	After Acquisition	$741,514,136

As of August 16, 2013, the net assets of the Target Portfolios were comprised of the following:

Target Portfolio	Unrealized Appreciation	Undistributed Net Investment (Loss)	Accumulated Net Realized (Losses)	Capital Stock
Partner All Cap Value	$495,239	$(11,204)	$(24,651)	$6,294,990
Partner All Cap Growth	$2,820,455	$(9,152)	$(5,699)	$10,431,465
Partner Socially Responsible Stock	$2,159,274	$(9,094)	$(644)	$9,344,924

The Target Portfolios’ capital loss carryovers are carried over to the Acquiring Portfolio. The amounts, if any, and applicable limitations are disclosed in Note (4) Tax Information.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Assuming the mergers had been completed on January 1, 2013 the Acquiring Portfolio’s pro-forma results of operations for the year ended December 31, 2013 would be the following:

Acquiring Portfolio	Net Change in Unrealized Appreciation/ (Depreciation)	Net Investment Income	Net Gains/(Losses) on Investments	Net Increase in Net Assets from Operations
Large Cap Stock	$116,147,892	$7,385,559	$64,446,500	$187,979,951

The financial statements reflect the operations of the Portfolios for the period prior to the merger and the combined Portfolios for the period subsequent to the mergers. Because the combined investment portfolios have been managed as a single integrated portfolio since the mergers were completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner All Cap Value Portfolio, Thrivent Partner All Cap Growth Portfolio, and Thrivent Partner Socially Responsible Stock Portfolio that have been included in the combined Portfolio’s Statement of Operations since the mergers were completed.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Swap agreements are valued at the latest bid quotation of the contract as furnished by an independent pricing service. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options are valued at the last quoted sales price. Futures contracts are valued at the settle price on the exchange on which they trade. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at their net asset value at the close of each business day. Short-term securities are valued at amortized cost (which approximates market value) to the extent it is not materially different than market value.

Securities held by Money Market Portfolio are valued on the basis of amortized cost, whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Money Market Portfolio and the Adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

The Board has delegated responsibility for daily valuation of the Portfolios’ securities to the Adviser, which has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Portfolios’ valuation policies in accordance with Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

Financial Accounting Standards Board (FASB) guidelines require increased fair value disclosure intended to improve the consistency and comparability of fair value measurements used in financial reporting. The guidelines define fair value, establish a framework for measuring fair value in U.S. Generally Accepted Accounting Principles (“GAAP”) and expand disclosures about fair value requirements. The various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities, typically categorized in this level are U.S. equity securities, futures and options; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically categorized in this level are fixed income securities, international equity securities, swaps and forward contracts; and Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

determined in good faith under procedures established by the Board. As of June 30, 2014, the following Portfolios held these types of Level 3 securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive Allocation	1	0.01%
Moderate Allocation	1	0.01%
Moderately Conservative Allocation	1	0.02%
Growth and Income Plus	1	0.02%
Balanced Income Plus	2	0.20%
Diversified Income Plus	1	0.01%
Partner Worldwide Allocation	2	0.03%
Partner Growth Stock	2	0.15%
High Yield	2	0.04%
Income	1	0.19%
Bond Index	2	0.40%
Limited Maturity Bond	1	0.28%

The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.

Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Portfolios, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation – The accounting records of each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed forward currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments – Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes – No provision has been made for income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Portfolio is treated as a separate taxable entity for federal income tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal, Minnesota, and Wisconsin, as well as certain foreign countries. As of June 30, 2014, open U.S. Federal, Minnesota, and Wisconsin tax years include the tax years ended December 31, 2010 through 2013. Additionally, as of June 30, 2014, the tax year ended December 31, 2009 is open for Wisconsin. The Portfolios have no examinations in progress and none are expected at this time.

As of June 30, 2014, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Portfolios’ tax liability, financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Foreign Income Taxes – Certain Portfolios are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign dividend tax withholding in the Statement of Operations. The Portfolios pay tax on foreign capital gains, where applicable.

(E) Expenses and Income – Estimated expenses are accrued daily. The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets, number of shareholder accounts or other reasonable basis.

Interest income is accrued daily including accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage- and asset-backed securities are recorded as components of interest income. Dividend income is recorded on the ex-dividend date.

For certain securities, including real estate investment trusts, the Fund records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Custody Earnings Credit – The Portfolios have a deposit arrangement with the custodian whereby interest earned on uninvested cash balances is used to pay a portion of custodian fees. This deposit arrangement is an alternative to overnight investments. Earnings credits are shown as a reduction of total expenses in the Statement of Operations.

(G) Distributions to Shareholders – Dividends and capital gain distributions are recorded on the ex-dividend date. With the exception of Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.

Dividends are declared and reinvested daily for High Yield Portfolio, Income Portfolio, Bond Index Portfolio, Limited Maturity Bond Portfolio and Opportunity Income Plus Portfolio; declared daily and reinvested monthly for Money Market Portfolio; and declared and reinvested at least annually for all other Portfolios.

(H) Derivative Financial Instruments – Each of the Portfolios, except Thrivent Money Market Portfolio, may invest in derivatives. Derivatives, a category that includes options, futures, swaps and hybrid instruments, are financial instruments whose value derives from another security, an index or a currency. Each Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives for hedging its positions in foreign securities. Each Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value if the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearing house stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses in the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for hedging or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the Portfolios may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative’s

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options – All Portfolios, with the exception of Money Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

Futures Contracts – Certain Portfolios may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Portfolios, except Money Market Portfolio, may enter into foreign currency forward contracts. Additionally, the Portfolios may enter into such contracts to hedge certain other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements.

Swap Agreements – Certain Portfolios enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. These swap agreements are over-the-counter and the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.

Certain Portfolios enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The amounts presented in the tables below are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral pledged. The actual amounts of collateral may be greater than amounts presented in the tables.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Assets	Offset	Assets	Instruments	Offset	Pledged*	Net Amount
Aggressive Allocation
Futures Contracts	188,746	—	188,746	188,746	—	—	—
Moderately Aggressive Allocation
Futures Contracts	493,264	—	493,264	493,264	—	—	—
Securities Lending	41,855,148	—	41,855,148	—	41,855,148	—	—
Moderate Allocation
Futures Contracts	3,180,821	—	3,180,821	1,257,120	—	—	1,923,701	**
Securities Lending	53,687,425	—	53,687,425	—	53,687,425	—	—
Moderately Conservative Allocation
Futures Contracts	1,122,418	—	1,122,418	484,912	—	—	637,506	**
Securities Lending	22,629,410	—	22,629,410	—	22,629,410	—	—
Growth and Income Plus
Futures Contracts	5,098	—	5,098	313	—	—	4,785	**
Balanced Income Plus
Futures Contracts	14,319	—	14,319	4,766	—	—	9,553	**
Securities Lending	7,684,215	—	7,684,215	—	7,684,215	—	—
Diversified Income Plus
Futures Contracts	24,444	—	24,444	24,444	—	—	—
Securities Lending	3,372,821	—	3,372,821	—	3,372,821	—	—
Opportunity Income Plus
Futures Contracts	5,438	—	5,438	937	—	—	4,501	**
Natural Resources
Securities Lending	2,085,000	—	2,085,000	—	2,085,000	—	—
Partner Emerging Markets Equity
Securities Lending	2,480,650	—	2,480,650	—	2,480,650	—	—
Partner Small Cap Growth
Securities Lending	31,529,995	—	31,529,995	—	31,529,995	—	—
Partner Small Cap Value
Securities Lending	7,097,096	—	7,097,096	—	7,097,096	—	—
Small Cap Stock
Futures Contracts	58,100	—	58,100	—	—	—	58,100	**
Securities Lending	24,129,625	—	24,129,625	—	24,129,625	—	—
Small Cap Index
Futures Contracts	79,719	—	79,719	—	—	—	79,719	**
Securities Lending	19,992,565	—	19,992,565	—	19,992,565	—	—
Mid Cap Growth
Securities Lending	18,528,527	—	18,528,527	—	18,528,527	—	—
Mid Cap Stock
Securities Lending	51,144,300	—	51,144,300	—	51,144,300	—	—
Mid Cap Index
Futures Contracts	46,817	—	46,817	—	—	—	46,817	**
Securities Lending	7,711,914	—	7,711,914	—	7,711,914	—	—
Partner Worldwide Allocation
Futures Contracts	226,315	—	226,315	226,315	—	—	—
Exchange Contracts	329,028	—	329,028	205,724	—	—	123,304	**
Securities Lending	65,064,207	—	65,064,207	—	65,064,207	—	—
Partner All Cap
Securities Lending	574,887	—	574,887	—	574,887	—	—
Large Cap Growth
Futures Contracts	47,816	—	47,816	31,957	—	—	15,859	**
Securities Lending	13,227,700	—	13,227,700	—	13,227,700	—	—

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

				Gross Amounts Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Assets	Offset	Assets	Instruments	Offset	Pledged*	Net Amount
Partner Growth Stock
Securities Lending	2,055,325	—	2,055,325	—	2,055,325	—	—
Large Cap Value
Securities Lending	40,273,125	—	40,273,125	—	40,273,125	—	—
Large Cap Stock
Futures Contracts	61,372	—	61,372	40,993	—	—	20,379	**
Securities Lending	14,482,831	—	14,482,831	—	14,482,831	—	—
Large Cap Index
Futures Contracts	1,410	—	1,410	—	—	—	1,410	**
Securities Lending	2,954,940	—	2,954,940	—	2,954,940	—	—
High Yield
Securities Lending	59,092,687	—	59,092,687	—	59,092,687	—	—
Income
Futures Contracts	178,594	—	178,594	119,965	—	—	58,629	**
Securities Lending	23,912,185	—	23,912,185	—	23,912,185	—	—
Swap Credit Contracts	8,110	—	8,110	—	—	—	8,110	**
Limited Maturity Bond
Futures Contracts	1,406	—	1,406	1,406	—	—	—
Securities Lending	4,993,550	—	4,993,550	—	4,993,550	—	—
Swap Credit Contracts	21,289	—	21,289	—	—	—	21,289	**

*	Excess of collateral received from the counterparty may not be shown for financial reporting purposes.
**	Net amount represents the net amount receivable from the counterparty in the event of a default.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amount Not Offset in the
				Statement of Assets and Liabilities
			Net Amounts
	Gross Amounts	Gross	of		Cash	Non-Cash
	of Recognized	Amounts	Recognized	Financial	Collateral	Collateral
Portfolio	Liabilities	Offset	Liabilities	Instruments	Offset	Pledged*	Net Amount
Aggressive Allocation
Futures Contracts	995,548	—	995,548	188,746	—	806,802	—
Moderately Aggressive Allocation
Futures Contracts	1,423,926	—	1,423,926	493,264	—	930,662	—
Moderate Allocation
Futures Contracts	1,257,120	—	1,257,120	1,257,120	—	—	—
Moderately Conservative Allocation
Futures Contracts	484,912	—	484,912	484,912	—	—	—
Growth and Income Plus
Futures Contracts	313	—	313	313	—	—	—
Balanced Income Plus
Futures Contracts	4,766	—	4,766	4,766	—	—	—
Diversified Income Plus
Futures Contracts	54,780	—	54,780	24,444	—	30,336	—
Opportunity Income Plus
Futures Contracts	937	—	937	937	—	—	—
Partner Worldwide Allocation
Futures Contracts	239,011	—	239,011	226,316	—	12,695	—
Exchange Contracts	481,055	—	481,055	205,724	—	—	275,331	**
Large Cap Growth
Futures Contracts	31,957	—	31,957	31,957	—	—	—
Large Cap Stock
Futures Contracts	40,993	—	40,993	40,993	—	—	—
High Yield
Futures Contracts	2,000	—	2,000	—	—	—	2,000	**
Income
Futures Contracts	119,965	—	119,965	119,965	—	—	—
Limited Maturity Bond
Futures Contracts	94,804	—	94,804	1,406	—	93,398	—

*	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
**	Net amount represents the net amount payable to the counterparty in the event of a default.

(I) Mortgage Dollar Roll Transactions – Certain Portfolios enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Portfolios transfer mortgage securities to a counterparty and simultaneously agree to the return of similar (same type and coupon) securities at a later date at an agreed upon price. The Portfolios maintain liquid securities having a value not less than the agreed upon price (including accrued interest) for such dollar rolls. In addition, the Portfolios are required to post or receive margin – depending on market movements – on their mortgage dollar rolls. The value of the securities that the Portfolios are required to accept on return may decline below the agreed upon price of those securities.

During the term of the agreement, the Portfolios forgo principal and interest paid on the mortgage securities transferred. The Portfolios are compensated from negotiated fees paid by brokers offered as an inducement to the Portfolios to “roll over” their commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new return date and agreed upon price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

(J) Securities Lending – The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money.

As of June 30, 2014, the value of securities on loan is as follows:

Securities on
Fund	Loan
Moderately Aggressive Allocation	$41,488,283
Diversified Income Plus	7,885,574
Moderate Allocation	52,431,507
Natural Resources	9,005,279
Moderately Conservative Allocation	22,442,842
Balanced Income Plus	7,526,821
Diversified Income Plus	3,300,999
Natural Resources	2,035,437
Partner Emerging Markets Equity	2,396,042
Partner Small Cap Growth	31,153,335
Partner Small Cap Value	6,943,007
Small Cap Stock	23,665,625
Small Cap Index	19,565,401
Mid Cap Growth	18,024,358
Mid Cap Stock	50,256,787
Mid Cap Index	7,562,043
Partner Worldwide Allocation	78,156,988
Partner All Cap	564,013
Large Cap Growth	12,983,229
Partner Growth Stock	2,022,781
Large Cap Value	39,367,670
Large Cap Stock	15,303,240
Large Cap Index	2,891,741
High Yield	56,845,446
Income	23,176,927
Limited Maturity Bond	4,852,561

(K) When Issued and Delayed Delivery Transactions – Each Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.

(L) Treasury Inflation Protected Securities – Each Portfolio may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received upon maturity or sale of the security.

(M) Repurchase Agreements – Each Portfolio may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolio uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolio may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2014, no Portfolios engaged in this type of investment.

(N) Equity-Linked Structured Securities – Certain Portfolios may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return.

(O) Stripped Securities – Certain Portfolios may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

(P) Credit Risk – The Portfolios may be susceptible to credit risk to the extent the issuer or counterparty defaults on its payment obligation. The Portfolios’ policy is to monitor the creditworthiness of the issuers. Interest receivable on defaulted securities is monitored for the ability to collect payments in default and adjusted accordingly.

(Q) Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(R) Loan Commitments – Certain Portfolios may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked -to-market daily, are presented in the Schedule of Investments.

(S) Loss Contingencies – High Yield Portfolio and Income Portfolio are defendants in an adversary action filed on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company, formerly known as General Motors Corporation (GM), against prior and current holders of term loan debt of GM. The suit seeks to determine whether GM’s term loan facility was secured at the time it entered bankruptcy. High Yield Portfolio at one time held term loans in an original principal amount of at least $4,627,531 and, if the plaintiffs are successful, it is reasonably possible that the Portfolio will be required to make payments in some amount. This loss contingency has not been accrued as a liability because the amount of potential damages and the likelihood of loss cannot be reasonably estimated. Thrivent Income Portfolio is named as a defendant in this action, but we do not expect that the Portfolio’s assets will be subject to a loss contingency.

Balanced Portfolio and Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions have since been consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the Tribune bankruptcy estate. Balanced Portfolio and Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. If the plaintiffs are successful, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

Mid Cap Index Portfolio is a potential defendant in an adversary action filed on October 22, 2010 by the trustee of the LB Creditor Trust. The suit seeks to determine whether certain pre-bankruptcy distributions in December 2007 by Lyondell Chemical Company (“Lyondell”) to its shareholders were fraudulent transactions that can be voided and repaid to Lyondell’s creditors. Mid Cap Index Portfolio owned shares of Lyondell stock before the merger. On December 21, 2007, Mid Cap Index Portfolio tendered its shares of Lyondell for $1,542,720. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.

(T) Litigation – Awards from class action litigation are recorded as realized gains on payment date.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

(U) In-kind Redemptions – During the year ended December 31, 2013, the Thrivent Asset Allocation Portfolios, as the shareholders of underlying series of Thrivent Series Fund, Inc. (the “underlying portfolios”), redeemed their shares in-kind (“in-kind redemption”). The underlying portfolios distributed portfolio securities rather than cash as payment for the redemption of these portfolio shares. For financial reporting purposes, the underlying portfolios recognize gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the Statement of Operations of the underlying portfolios as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying portfolios. These in-kind transactions were conducted at market value. The transactions were as follows:

	Underlying Portfolio	Underlying Shares Redeemed	Date	In-kind Amount	Realized Gain/(Loss)
Aggressive Allocation Portfolio	Growth and Income Plus	550,683	8/6/2013	$6,116,764	$792,628
Moderately Aggressive Allocation Portfolio	Growth and Income Plus	2,306,527	8/6/2013	$25,619,981	$3,136,192
Moderate Allocation Portfolio	Growth and Income Plus	3,039,607	8/6/2013	$33,762,739	$4,188,389
Moderately Conservative Allocation Portfolio	Growth and Income Plus	751,066	8/6/2013	$8,342,544	$1,050,476

(V) Other – For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees – The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly.

The four Asset Allocation Portfolios – Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio and Moderately Conservative Allocation Portfolio – pay investment advisory fees for asset allocation services. In addition, for investments (other than underlying Thrivent Portfolios) held directly by the Asset Allocation Portfolios, each Asset Allocation Portfolio will pay an additional advisory fee. The annual rates of fees as a percentage of average daily net assets under the Investment Advisory Agreement are as follows:

Portfolio (M – Millions)	$0 to $500M	$500 to $2,000M	Over $2,000M
Aggressive Allocation	0.150%	0.125%	0.100%
Aggressive Allocation – Direct Holdings	0.600%	0.600%	0.600%
Moderately Aggressive Allocation	0.150%	0.125%	0.100%
Moderately Aggressive Allocation – Direct Holdings	0.550%	0.550%	0.550%
Moderate Allocation	0.150%	0.125%	0.100%
Moderate Allocation – Direct Holdings	0.500%	0.500%	0.500%
Moderately Conservative Allocation	0.150%	0.125%	0.100%
Moderately Conservative Allocation – Direct Holdings	0.450%	0.450%	0.450%

For all other Portfolios, the annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Portfolio (M - Millions)	$0 to $50M	$50 to $200M	$200 to $250M	$250 to $500M	$500 to $750M	$750 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $2,500M	$2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Balanced Income Plus	0.550%	0.550%	0.550%	0.550%	0.500%	0.500%	0.475%	0.475%	0.475%	0.450%	0.425%

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Portfolio (M - Millions)	$0 to $50M	$50 to $200M	$200 to $250M	$250 to $500M	$500 to $750M	$750 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $2,500M	$2,500 to $5,000M	Over $5,000M
Diversified Income Plus	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Opportunity Income Plus	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%
Partner Technology	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Healthcare	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Natural Resources	0.750%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%	0.725%
Partner Emerging Markets Equity	1.200%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%	1.070%
Real Estate Securities	0.800%	0.800%	0.800%	0.800%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%	0.750%
Partner Small Cap Growth	1.000%	1.000%	1.000%	1.000%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Partner Small Cap Value	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%	0.800%
Small Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Small Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Mid Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Mid Cap Value	0.750%	0.750%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Mid Cap Stock	0.700%	0.700%	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.550%	0.525%
Mid Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Partner Worldwide Allocation	0.900%	0.900%	0.900%	0.850%	0.850%	0.850%	0.800%	0.750%	0.750%	0.750%	0.750%
Partner All Cap	0.950%	0.950%	0.950%	0.950%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%	0.900%
Large Cap Growth	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Partner Growth Stock	0.800%	0.800%	0.800%	0.800%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%	0.700%
Large Cap Value	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Large Cap Stock	0.650%	0.650%	0.650%	0.650%	0.575%	0.550%	0.475%	0.475%	0.475%	0.450%	0.425%
Large Cap Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
High Yield	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Income	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Bond Index	0.350%	0.350%	0.350%	0.300%	0.250%	0.250%	0.200%	0.150%	0.100%	0.100%	0.100%
Limited Maturity Bond	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Money Market	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%

(B) Sub-Adviser Fees – The following subadvisory fees are charged as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.

Partner Technology Portfolio

The Adviser has entered into a subadvisory agreement with Goldman Sachs Asset Management, LP (“GSAM”) for the performance of subadvisory services. The fee payable is equal to 0.45% of average daily net assets.

Partner Healthcare Portfolio

The Adviser has entered into a subadvisory agreement with Sectoral Asset Management, Inc. for the performance of subadvisory services. The fee payable is equal to 0.65% of the first $50 million of average daily net assets, 0.60% of the next $50 million, 0.40% of the next $150 million and 0.35% of average daily net assets over $250 million.

Partner Emerging Markets Equity Portfolio

The Adviser has entered into a subadvisory agreement with Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable is equal to 0.85% of the first $50 million of average daily net assets, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Worldwide Allocation Portfolio and Thrivent Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

Partner Small Cap Growth Portfolio

This agreement was terminated on May 27, 2014. The Adviser has entered into a subadvisory agreement with Turner Investments, L.P. (“Turner”) for the performance of subadvisory services. For assets that are invested in companies that have market capitalizations that fall within the bottom half of the Russell 2000® Growth Index (the “microcap portion”), the fee payable is equal to 0.80% of the average daily net assets in that microcap portion. For all other assets, the fee payable is equal to 0.65% of the average daily net assets when the entire portfolio assets (including the microcap portion) are no greater than $100 million, 0.60% of the average daily net assets when the entire portfolio assets are greater than $100 million but no greater than $350 million, and 0.575% of the average daily net assets when the entire portfolio assets are greater than $350 million. Thrivent Partner Small Cap Growth Fund (including the microcap portion of that Fund) is included in determining breakpoints for the assets managed by Turner.

Partner Small Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.60% of average daily net assets.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Partner Mid Cap Value Portfolio

The Adviser has entered into a subadvisory agreement with GSAM for the performance of subadvisory services. The fee payable is equal to 0.50% of average daily net assets for the first $200 million and 0.45% for assets over $200 million. Thrivent Partner Mid Cap Value Fund is included in determining breakpoints for the assets managed by GSAM.

Partner Worldwide Allocation Portfolio

The Adviser has entered into subadvisory agreements with Mercator Asset Management, LP (“Mercator”), Principal Global Investors, LLC (“Principal”), Aberdeen Asset Managers Limited (“Aberdeen”), DuPont Capital and GSAM for the performance of subadvisory services.

The fee payable for Mercator is equal to 0.75% of the first $25 million of average daily net assets managed by Mercator, 0.60% of the next $25 million, 0.55% of the next $25 million, 0.50% of the next $225 million, 0.40% of the next $200 million and 0.20% of average daily net assets over $500 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Mercator.

The fee payable for Principal is equal to 0.35% of the first $500 million of average daily net assets managed by Principal, 0.30% of the next $500 million and 0.25% of average daily net assets over $1 billion. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by Principal.

The fee payable for Aberdeen is equal to 0.85% of the first $50 million of average daily net assets managed by Aberdeen, 0.72% of the next $50 million and 0.68% of average daily net assets over $100 million. Thrivent Partner Emerging Markets Equity Portfolio and Partner Worldwide Allocation Fund are included in determining breakpoints for the assets managed by Aberdeen.

The fee payable for GSAM for managing the emerging markets debt portion is equal to 0.50% of the first $200 million of average daily net assets, 0.45% of the next $200 million and 0.40% of average daily net assets over $400 million. The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets; and 0.54% of average daily net assets in excess of $250 million. Thrivent Partner Worldwide Allocation Fund is included in determining breakpoints for the assets managed by GSAM.

The fee payable for DuPont Capital is equal to 0.72% of the first $50 million of average daily net assets managed by DuPont Capital and 0.68% of average daily net assets over $50 million. Thrivent Partner Worldwide Allocation Fund and Thrivent Partner Emerging Markets Equity Fund is included in determining breakpoints for the assets managed by DuPont Capital.

Partner All Cap Portfolio

The Adviser has entered into a subadvisory agreement with Pyramis Global Advisors, LLC (“Pyramis Advisors”) for the performance of subadvisory services. Pyramis Advisors is a wholly owned subsidiary of Fidelity Management & Research Corporation. The fee payable is equal to 0.60% of average daily net assets for the first $100 million, 0.55% for the next $400 million, 0.50% for the next $250 million and 0.45% for assets over $750 million.

Partner Growth Stock Portfolio

The Adviser has entered into a subadvisory agreement with T. Rowe Price Associates, Inc. for the performance of subadvisory services. The fee payable is equal to 0.40% of average daily net assets for the first $500 million and 0.35% for assets over $500 million.

(C) Expense Reimbursements – As of June 30, 2014, the following voluntary expense reimbursements, as a percentage of net assets, were in effect:

Portfolio	Expense Reimbursement	Expiration Date
Partner Small Cap Growth	0.10%	N/A
Partner Growth Stock	0.10%	N/A
Money Market*	0.10%	N/A

*	Thrivent Asset Management has voluntarily agreed to reimburse an additional 0.24% of certain portfolio level expenses to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.

As of June 30, 2014, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Portfolio	Expense Limit	Expiration Date
Growth and Income Plus[1]	0.80%	4/30/2015
Opportunity Income Plus[2]	0.75%	4/30/2015
Partner Healthcare	1.25%	4/30/2015
Natural Resources	1.02%	4/30/2015
Partner Emerging Markets Equity	1.40%	4/30/2015
Partner All Cap	0.95%	4/30/2015
Large Cap Index	0.40%	4/30/2015

[1]	Prior voluntary expense limit of 0.80% became a contractual expense cap effective May 1, 2014.
[2]	Prior contractual expense cap of 0.79% expired on April 30, 2014.

Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

Each equity, hybrid and fixed income Portfolio may invest cash in High Yield Fund, Money Market Portfolio and Thrivent Cash Management Trust, subject to certain limitations. During the six months ended June 30, 2014, none of the Portfolios invested in High Yield Fund or Money Market Portfolio. During the six months ended June 30, 2014, all

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Portfolios, except Aggressive Allocation Portfolio, Moderately Aggressive Allocation Portfolio, Moderate Allocation Portfolio, Moderately Conservative Allocation Portfolio and Money Market Portfolio, invested in Cash Management Trust. These related-party transactions are subject to the same terms as non-related party transactions except that, to avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to the advisory fee which is charged to the Portfolio for its investment in High Yield Fund or Money Market Portfolio.

(D) Other Expenses – The Fund has entered into an accounting and administrative services agreement with the Adviser to provide certain accounting and administrative personnel and services to the Portfolios. For the six months ended June 30, 2014, the Adviser received aggregate fees for accounting and administrative personnel and services of $4,007,927 from the Fund.

Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director’s fees as if invested in any one of the portfolios of Thrivent Mutual Funds. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the selected portfolios of Thrivent Mutual Funds. Their fees as well as the change in value are included in Director’s fees in the Statement of Operations. The deferred fees remain in the appropriate fund until distribution in accordance with the plan. The deferred fee liability, included in accrued expenses in the Statement of Assets and Liabilities, is unsecured.

Those Directors not participating in the above plan received $197,903 in fees from the Fund for the six months ended June 30, 2014. In addition, the Fund reimbursed independent Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences. Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial and Thrivent Life; however, they receive no compensation from the Fund.

(E) Indirect Expenses – Some Portfolios invest in other mutual funds. Fees and expenses of those underlying funds are not included in the Portfolios’ expense ratios. The Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2014, the tax-basis balance has not yet been finalized.

At December 31, 2013, the following Portfolios had accumulated net realized capital loss carryovers expiring as follows:

Portfolio	Capital Loss Carryover	Expiration Year
Diversified Income Plus	$2,247,582	2017

	$2,247,582

Partner Technology	657,215	2017

	$657,215

Partner Worldwide
Allocation	2,973,804	2015
	186,079,623	2016

	$189,053,427

Partner All Cap	563,845	2017

	$563,845

Large Cap Growth	5,831,793	2016
	185,657,815	2017

	$191,489,608

Large Cap Value	26,684,113	2017

	$26,684,113

Large Cap Stock	5,002,652	2017

	$5,002,652

High Yield	37,716,359	2016
	46,838,004	2017

	$84,554,363

Limited Maturity Bond	5,004,107	2017

	$5,004,107

To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

Capital losses generated during the year ending December 31, 2012 and later, are subject to the provisions of the Regulated Investment Company Modernization Act of 2010 (the “Act”). Under the Act, if capital losses are not reduced by gains, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained. Additionally, these capital losses must be fully utilized before those capital loss carryovers listed with noted expiration dates in the table above, which may make them more likely to expire unused.

At December 31, 2013, the following Portfolios had accumulated net realized capital loss carryovers subject to the Act, as follows:

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

Portfolio	Capital Loss Carryover	Tax Character
Opportunity Income Plus
	1,722,721	Short-term

$1,722,721

Natural Resources
	979,720	Short-term
	1,905,739	Long-term

$2,885,459

Partner Emerging Markets
Equity
	638,572	Long-term

$638,572

Bond Index
	2,128,041	Short-term

$2,128,041

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities – For the six months ended June 30, 2014, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$137,040	$118,241
Moderately Aggressive Allocation	638,949	533,995
Moderate Allocation	1,088,321	895,931
Moderately Conservative Allocation	411,939	454,947
Growth and Income Plus	69,343	63,975
Balanced Income Plus	98,437	86,936
Diversified Income Plus	235,635	209,240
Opportunity Income Plus	22,557	14,168
Partner Technology	8,938	8,549
Partner Healthcare	22,229	12,080
Natural Resources	2,645	877
Partner Emerging Markets Equity	5,648	863
Real Estate Securities	11,278	9,698
Partner Small Cap Growth	189,434	195,559
Partner Small Cap Value	33,302	36,236
Small Cap Stock	96,207	94,971
Small Cap Index	13,738	21,402
Mid Cap Growth	77,588	96,096
Partner Mid Cap Value	158,917	162,232
Mid Cap Stock	116,560	146,712
Mid Cap Index	8,192	8,985
Partner Worldwide Allocation	758,481	749,201
Partner All Cap	51,759	51,884
Large Cap Growth	219,635	266,163
Partner Growth Stock	17,407	15,859
Large Cap Value	138,378	124,998
Large Cap Stock	305,414	307,184
Large Cap Index	6,783	4,885
High Yield	244,361	238,380
Income	372,406	396,529
Bond Index	7,564	6,756
Limited Maturity Bond	195,515	169,936

Purchases and Sales of U.S. Government Securities were:

	In thousands
Portfolio	Purchases	Sales
Aggressive Allocation	$105,690	$105,418
Moderately Aggressive Allocation	1,173,005	1,170,944
Moderate Allocation	3,273,716	3,066,589
Moderately Conservative Allocation	2,591,350	2,473,427
Growth and Income Plus	16,043	12,578
Balanced Income Plus	76,161	77,214
Diversified Income Plus	102,083	94,827
Opportunity Income Plus	27,619	26,357
Partner Worldwide Allocation	—	2,471
Income	335,432	340,519
Bond Index	311,288	321,333
Limited Maturity Bond	346,343	402,384

(B) Investments in Restricted Securities – Certain Portfolios may own restricted securities that have been deemed illiquid and were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2014, the following Portfolios held restricted securities:

Portfolio	Number of Securities	Percent of Portfolio’s Net Assets
Moderately Aggressive
Allocation	5	0.03%
Moderate Allocation	5	0.04%
Moderately Conservative
Allocation	5	0.12%
Growth and Income Plus	3	0.43%
Balanced Income Plus	6	1.00%
Diversified Income Plus	2	0.39%
Opportunity Income Plus	4	1.17%
Partner Worldwide
Allocation	7	0.26%
High Yield	11	3.71%
Income	5	0.41%
Bond Index	5	1.28%
Limited Maturity Bond	14	3.44%

The Portfolios have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities – High Yield Portfolio invests primarily in high-yielding fixed income securities. Each of the other Portfolios, except Money Market Portfolio, may also invest in high-yielding securities. These securities will typically be in lower rated categories or will be non-rated and generally will involve more risk than securities in higher rated categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Thrivent Series Fund, Inc.

Notes to Financial Statements

June 30, 2014

(unaudited)

(D) Investments in Options and Futures Contracts – The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the portfolio securities being hedged. A lack of correlation could render the Portfolio’s hedging strategy unsuccessful and could result in a loss to the Portfolio. In the event that a liquid secondary market would not exist, the Portfolio could be prevented from entering into a closing transaction which could result in additional losses to the Portfolio.

(E) Written Option Contracts – The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 30, 2014, were as follows:

	Number of Contracts	Premium Amount
Limited Maturity Bond
Balance at December 31, 2013	—	$—
Opened	(400)	61,300
Closed	(400)	(61,300)
Expired	—	—
Exercised	—	—

Balance at June 30, 2014	—	$—

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolio from or to another portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Directors and/ or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.

(7) SHARES OF BENEFICIAL INTEREST

The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Portfolio are currently sold only to separate accounts of Thrivent Financial, Thrivent Life and retirement plans sponsored by Thrivent Financial.

As of June 30, 2014, authorized capital stock consists of ten billion shares as follows:

Portfolio	Shares Authorized	Par Value
Aggressive Allocation	350,000,000	$0.01
Moderately Aggressive Allocation	700,000,000	0.01
Moderate Allocation	1,200,000,000	0.01
Moderately Conservative Allocation	800,000,000	0.01
Growth and Income Plus	200,000,000	0.01
Balanced Income Plus	200,000,000	0.01
Diversified Income Plus	250,000,000	0.01
Opportunity Income Plus	50,000,000	0.01
Partner Technology	100,000,000	0.01
Partner Healthcare	50,000,000	0.01
Natural Resources	200,000,000	0.01
Partner Emerging Markets Equity	100,000,000	0.01
Real Estate Securities	100,000,000	0.01
Partner Small Cap Growth	50,000,000	0.01
Partner Small Cap Value	150,000,000	0.01
Small Cap Stock	200,000,000	0.01
Small Cap Index	200,000,000	0.01
Mid Cap Growth	200,000,000	0.01
Partner Mid Cap Value	50,000,000	0.01
Mid Cap Stock	200,000,000	0.01
Mid Cap Index	200,000,000	0.01
Partner Worldwide Allocation	700,000,000	0.01
Partner All Cap	100,000,000	0.01
Large Cap Growth	300,000,000	0.01
Partner Growth Stock	50,000,000	0.01
Large Cap Value	200,000,000	0.01
Large Cap Stock	400,000,000	0.01
Large Cap Index	200,000,000	0.01
High Yield	350,000,000	0.01
Income	300,000,000	0.01
Bond Index	200,000,000	0.01
Limited Maturity Bond	450,000,000	0.01
Money Market	1,200,000,000	0.01

(8) SUBSEQUENT EVENTS

Management of the Portfolios has evaluated the impact of subsequent events and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

THIS PAGE INTENTIONALLY LEFT BLANK

Thrivent Series Fund, Inc.

Financial Highlights

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$15.04	$0.09	$0.72	$0.81	$(0.07)	$(0.43)
Year Ended 12/31/2013	12.15	0.07	3.17	3.24	(0.17)	(0.18)
Year Ended 12/31/2012	11.40	0.17	1.18	1.35	(0.08)	(0.52)
Year Ended 12/31/2011	12.22	0.06	(0.52)	(0.46)	(0.16)	(0.20)
Year Ended 12/31/2010	10.66	0.10	1.72	1.82	(0.16)	(0.10)
Year Ended 12/31/2009	8.51	0.09	2.47	2.56	(0.41)	—

MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 06/30/2014 (unaudited)	14.37	0.11	0.69	0.80	(0.13)	(0.39)
Year Ended 12/31/2013	12.31	0.12	2.44	2.56	(0.20)	(0.30)
Year Ended 12/31/2012	11.19	0.21	1.21	1.42	(0.14)	(0.16)
Year Ended 12/31/2011	11.89	0.12	(0.45)	(0.33)	(0.23)	(0.14)
Year Ended 12/31/2010	10.72	0.17	1.42	1.59	(0.25)	(0.17)
Year Ended 12/31/2009	8.64	0.17	2.37	2.54	(0.46)	—

MODERATE ALLOCATION PORTFOLIO
Period Ended 06/30/2014 (unaudited)	13.63	0.10	0.60	0.70	(0.16)	(0.37)
Year Ended 12/31/2013	12.28	0.16	1.66	1.82	(0.20)	(0.27)
Year Ended 12/31/2012	11.25	0.20	1.10	1.30	(0.19)	(0.08)
Year Ended 12/31/2011	11.79	0.17	(0.28)	(0.11)	(0.26)	(0.17)
Year Ended 12/31/2010	10.82	0.22	1.21	1.43	(0.29)	(0.17)
Year Ended 12/31/2009	8.92	0.23	2.14	2.37	(0.47)	—

MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 06/30/2014 (unaudited)	12.71	0.13	0.46	0.59	(0.20)	(0.28)
Year Ended 12/31/2013	12.07	0.20	0.87	1.07	(0.19)	(0.24)
Year Ended 12/31/2012	11.28	0.18	0.89	1.07	(0.19)	(0.09)
Year Ended 12/31/2011	11.66	0.18	(0.16)	0.02	(0.25)	(0.15)
Year Ended 12/31/2010	10.91	0.23	0.97	1.20	(0.28)	(0.17)
Year Ended 12/31/2009	9.27	0.24	1.82	2.06	(0.42)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(0.50)	$15.35	5.44%	$873.1	0.47%	1.24%	0.47%	1.24%	29%
(0.35)	15.04	27.05%	799.4	0.46%	0.53%	0.47%	0.52%	43%
(0.60)	12.15	12.25%	608.2	0.49%	1.45%	0.49%	1.45%	69%
(0.36)	11.40	(3.93)%	560.6	0.42%	0.49%	0.43%	0.47%	74%
(0.26)	12.22	17.53%	587.1	0.34%	0.95%	0.39%	0.90%	68%
(0.41)	10.66	30.62%	497.6	0.23%	1.29%	0.26%	1.27%	22%

(0.52)	14.65	5.56%	4,666.8	0.44%	1.64%	0.44%	1.64%	42%
(0.50)	14.37	21.30%	4,224.5	0.38%	1.09%	0.40%	1.07%	60%
(0.30)	12.31	12.87%	3,056.0	0.40%	1.83%	0.40%	1.83%	93%
(0.37)	11.19	(2.86)%	2,659.6	0.33%	1.22%	0.33%	1.22%	64%
(0.42)	11.89	15.43%	2,505.6	0.28%	1.83%	0.28%	1.83%	39%
(0.46)	10.72	29.80%	1,983.0	0.20%	2.41%	0.20%	2.41%	17%

(0.53)	13.80	5.10%	8,191.7	0.43%	1.84%	0.43%	1.84%	58%
(0.47)	13.63	15.12%	7,181.1	0.36%	1.46%	0.38%	1.44%	99%
(0.27)	12.28	11.72%	5,337.9	0.38%	1.98%	0.38%	1.98%	121%
(0.43)	11.25	(1.02)%	4,133.6	0.29%	1.86%	0.29%	1.86%	53%
(0.46)	11.79	13.68%	3,569.4	0.26%	2.51%	0.26%	2.51%	30%
(0.47)	10.82	26.89%	2,658.5	0.19%	3.16%	0.19%	3.16%	16%

(0.48)	12.82	4.70%	3,504.5	0.43%	2.14%	0.43%	2.14%	90%
(0.43)	12.71	9.02%	3,353.0	0.37%	1.72%	0.40%	1.68%	198%
(0.28)	12.07	9.59%	2,920.3	0.41%	1.95%	0.41%	1.95%	190%
(0.40)	11.28	0.20%	2,055.3	0.31%	2.14%	0.31%	2.14%	46%
(0.45)	11.66	11.41%	1,591.3	0.28%	2.81%	0.28%	2.81%	30%
(0.42)	10.91	22.53%	1,075.4	0.22%	3.41%	0.22%	3.41%	16%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GROWTH AND INCOME PLUS PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$11.66	$0.08	$0.30	$0.38	$(0.30)	$(0.91)
Year Ended 12/31/2013	9.82	0.33	1.74	2.07	(0.23)	—
Year Ended 12/31/2012	8.81	0.24	0.91	1.15	(0.14)	—
Year Ended 12/31/2011	9.06	0.15	(0.37)	(0.22)	(0.03)	—
Year Ended 12/31/2010	7.91	0.15	1.13	1.28	(0.13)	—
Year Ended 12/31/2009	6.89	0.14	1.01	1.15	(0.13)	—

BALANCED INCOME PLUS PORTFOLIO
Period Ended 06/30/2014 (unaudited)	17.28	0.15	0.69	0.84	(0.28)	(3.13)
Year Ended 12/31/2013	15.42	0.30	2.42	2.72	(0.31)	(0.55)
Year Ended 12/31/2012	14.48	0.33	1.42	1.75	(0.34)	(0.47)
Year Ended 12/31/2011	14.72	0.34	0.26	0.60	(0.34)	(0.50)
Year Ended 12/31/2010	13.44	0.34	1.39	1.73	(0.36)	(0.09)
Year Ended 12/31/2009	11.75	0.38	2.06	2.44	(0.55)	(0.20)

DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 06/30/2014 (unaudited)	7.84	0.12	0.24	0.36	(0.24)	—
Year Ended 12/31/2013	7.23	0.21	0.59	0.80	(0.19)	—
Year Ended 12/31/2012	6.56	0.19	0.74	0.93	(0.26)	—
Year Ended 12/31/2011	6.75	0.29	(0.13)	0.16	(0.35)	—
Year Ended 12/31/2010	6.14	0.38	0.55	0.93	(0.32)	—
Year Ended 12/31/2009	5.01	0.43	1.15	1.58	(0.45)	—

OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 06/30/2014 (unaudited)	10.15	0.17	0.20	0.37	(0.17)	—
Year Ended 12/31/2013	10.64	0.26	(0.40)	(0.14)	(0.26)	(0.09)
Year Ended 12/31/2012	10.45	0.16	0.44	0.60	(0.16)	(0.25)
Year Ended 12/31/2011	10.32	0.30	0.17	0.47	(0.30)	(0.04)
Year Ended 12/31/2010	9.62	0.35	0.80	1.15	(0.35)	(0.10)
Year Ended 12/31/2009	8.82	0.43	0.69	1.12	(0.32)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$(1.21)	$10.83	3.32%	$78.3	0.80%	2.49%	0.96%	2.33%	118%
(0.23)	11.66	21.24%	65.5	0.79%	2.10%	0.85%	2.04%	153%
(0.14)	9.82	13.17%	102.1	0.81%	2.56%	0.81%	2.56%	160%
(0.03)	8.81	(2.46)%	88.1	0.83%	1.78%	0.83%	1.78%	195%
(0.13)	9.06	16.23%	76.3	0.85%	2.06%	0.89%	2.02%	362%
(0.13)	7.91	16.68%	55.0	0.85%	2.24%	0.99%	2.10%	416%

(3.41)	14.71	4.93%	296.6	0.64%	2.25%	0.64%	2.25%	60%
(0.86)	17.28	17.95%	275.0	0.53%	1.81%	0.53%	1.81%	216%
(0.81)	15.42	12.42%	239.3	0.45%	1.93%	0.45%	1.93%	142%
(0.84)	14.48	4.18%	240.5	0.44%	2.06%	0.44%	2.06%	143%
(0.45)	14.72	13.30%	270.6	0.44%	2.13%	0.44%	2.13%	136%
(0.75)	13.44	21.76%	281.2	0.44%	2.55%	0.44%	2.54%	115%

(0.24)	7.96	4.53%	412.2	0.48%	3.85%	0.48%	3.85%	85%
(0.19)	7.84	11.17%	362.7	0.49%	3.88%	0.49%	3.88%	150%
(0.26)	7.23	14.48%	229.7	0.52%	4.58%	0.52%	4.58%	155%
(0.35)	6.56	2.32%	118.4	0.55%	4.98%	0.55%	4.98%	127%
(0.32)	6.75	15.85%	106.0	0.57%	6.28%	0.57%	6.28%	116%
(0.45)	6.14	33.06%	87.2	0.61%	7.08%	0.63%	7.07%	88%

(0.17)	10.35	3.69%	57.4	0.78%	3.30%	0.83%	3.25%	80%
(0.35)	10.15	(1.39)%	46.5	0.79%	2.58%	0.88%	2.49%	755%
(0.41)	10.64	5.99%	37.3	0.83%	1.54%	0.88%	1.49%	936%
(0.34)	10.45	4.53%	32.4	0.90%	2.89%	0.90%	2.89%	854%
(0.45)	10.32	12.09%	33.5	0.89%	3.43%	0.89%	3.43%	676%
(0.32)	9.62	13.02%	31.6	0.92%	4.67%	0.92%	4.67%	643%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER TECHNOLOGY PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$9.69	$(0.02)	$0.42	$0.40	$—	$—
Year Ended 12/31/2013	7.51	(0.02)	2.20	2.18	—	—
Year Ended 12/31/2012	6.20	(0.03)	1.34	1.31	—	—
Year Ended 12/31/2011	7.11	(0.01)	(0.90)	(0.91)	—	—
Year Ended 12/31/2010	5.69	(0.04)	1.46	1.42	—	—
Year Ended 12/31/2009	3.63	(0.03)	2.09	2.06	—	—

PARTNER HEALTHCARE PORTFOLIO
Period Ended 06/30/2014 (unaudited)	16.84	0.06	2.70	2.76	—	(1.13)
Year Ended 12/31/2013	13.39	(0.02)	4.10	4.08	(0.05)	(0.58)
Year Ended 12/31/2012	11.26	0.03	2.29	2.32	(0.04)	(0.15)
Year Ended 12/31/2011	12.08	0.03	(0.46)	(0.43)	—	(0.39)
Year Ended 12/31/2010	11.08	(0.02)	1.22	1.20	(0.02)	(0.18)
Year Ended 12/31/2009	8.94	0.02	2.12	2.14	—	—

NATURAL RESOURCES PORTFOLIO
Period Ended 06/30/2014 (unaudited)	7.52	0.02	0.97	0.99	(0.03)	—
Year Ended 12/31/2013	6.91	0.04	0.62	0.66	(0.05)	—
Year Ended 12/31/2012	8.33	0.05	(0.43)	(0.38)	(0.02)	(1.02)
Year Ended 12/31/2011	9.56	0.02	(1.24)	(1.22)	(0.01)	—
Year Ended 12/31/2010	8.23	—	1.34	1.34	(0.01)	—
Year Ended 12/31/2009	5.72	0.01	2.50	2.51	—	—

PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 06/30/2014 (unaudited)	12.47	0.07	0.81	0.88	(0.12)	—
Year Ended 12/31/2013	13.61	0.12	(1.13)	(1.01)	(0.13)	—
Year Ended 12/31/2012	10.92	0.14	2.68	2.82	(0.07)	(0.06)
Year Ended 12/31/2011	12.38	0.15	(1.48)	(1.33)	(0.13)	—
Year Ended 12/31/2010	9.72	0.06	2.60	2.66	—	—
Year Ended 12/31/2009	5.59	0.04	4.13	4.17	(0.04)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/ (Loss)	Portfolio Turnover Rate

$—	$10.09	4.13%	$51.3	1.03%	(0.36)%	1.03%	(0.36)%	18%
—	9.69	29.01%	48.1	1.08%	(0.21)%	1.08%	(0.21)%	48%
—	7.51	21.09%	35.5	1.13%	(0.39)%	1.13%	(0.39)%	45%
—	6.20	(12.83)%	29.6	1.13%	(0.21)%	1.13%	(0.21)%	56%
—	7.11	25.00%	36.3	1.15%	(0.57)%	1.15%	(0.57)%	54%
—	5.69	56.58%	30.9	1.22%	(0.67)%	1.23%	(0.68)%	181%

(1.13)	18.47	16.48%	75.4	1.17%	0.83%	1.17%	0.83%	20%
(0.63)	16.84	31.09%	53.7	1.25%	(0.10)%	1.31%	(0.16)%	61%
(0.19)	13.39	20.68%	25.2	1.25%	0.26%	1.54%	(0.04)%	40%
(0.39)	11.26	(3.79)%	18.0	1.30%	0.24%	1.64%	(0.11)%	66%
(0.20)	12.08	11.13%	17.9	1.39%	(0.15)%	1.71%	(0.47)%	45%
—	11.08	23.83%	13.3	1.39%	0.19%	2.10%	(0.52)%	80%

(0.03)	8.48	13.22%	40.5	1.02%	0.64%	1.12%	0.54%	2%
(0.05)	7.52	9.55%	35.0	1.02%	0.50%	1.13%	0.39%	37%
(1.04)	6.91	(3.15)%	31.6	1.06%	0.70%	1.14%	0.62%	28%
(0.01)	8.33	(12.84)%	31.6	1.12%	0.17%	1.12%	0.17%	118%
(0.01)	9.56	16.33%	28.7	1.20%	(0.06)%	1.28%	(0.15)%	2%
—	8.23	43.72%	21.1	1.19%	0.15%	1.70%	(0.36)%	2%

(0.12)	13.23	7.06%	67.8	1.40%	1.31%	1.54%	1.17%	1%
(0.13)	12.47	(7.34)%	59.9	1.40%	1.07%	1.54%	0.92%	5%
(0.13)	13.61	25.98%	54.7	1.40%	1.27%	1.62%	1.05%	4%
(0.13)	10.92	(10.83)%	38.9	1.43%	1.27%	1.66%	1.04%	6%
—	12.38	27.33%	40.9	1.50%	0.74%	1.88%	0.36%	4%
(0.04)	9.72	74.70%	17.4	1.50%	0.78%	2.91%	(0.63)%	13%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$17.98	$0.23	$2.94	$3.17	$(0.30)	$(0.36)	$—
Year Ended 12/31/2013	17.85	0.29	0.11	0.40	(0.27)	—	—
Year Ended 12/31/2012	15.77	0.30	2.43	2.73	(0.65)	—	—
Year Ended 12/31/2011(b)	14.49	0.22	1.06	1.28	—	—	—
Year Ended 12/31/2010	11.67	0.22	2.99	3.21	(0.39)	—	—
Year Ended 12/31/2009	9.34	0.29	2.44	2.73	(0.29)	—	(0.11)

PARTNER SMALL CAP GROWTH PORTFOLIO
Period Ended 06/30/2014 (unaudited)	19.23	(0.04)	(0.16)	(0.20)	—	(2.18)	—
Year Ended 12/31/2013	13.87	(0.08)	5.79	5.71	—	(0.35)	—
Year Ended 12/31/2012	12.42	(0.01)	1.46	1.45	—	—	—
Year Ended 12/31/2011	12.92	(0.08)	(0.42)	(0.50)	—	—	—
Year Ended 12/31/2010	10.03	(0.07)	2.96	2.89	—	—	—
Year Ended 12/31/2009	7.45	(0.03)	2.62	2.59	(0.01)	—	—

PARTNER SMALL CAP VALUE PORTFOLIO
Period Ended 06/30/2014 (unaudited)	28.27	0.10	0.56	0.66	(0.06)	(0.73)	—
Year Ended 12/31/2013	21.17	0.14	7.55	7.69	(0.47)	(0.12)	—
Year Ended 12/31/2012	18.64	0.38	2.28	2.66	(0.13)	—	—
Year Ended 12/31/2011	19.06	0.10	(0.48)	(0.38)	(0.04)	—	—
Year Ended 12/31/2010	15.58	0.13	3.52	3.65	(0.17)	—	—
Year Ended 12/31/2009	12.07	0.11	3.52	3.63	(0.11)	(0.01)	—

SMALL CAP STOCK PORTFOLIO
Period Ended 06/30/2014 (unaudited)	17.77	0.02	0.44	0.46	(0.04)	(0.19)	—
Year Ended 12/31/2013	13.12	0.04	4.67	4.71	(0.06)	—	—
Year Ended 12/31/2012	11.99	0.06	1.07	1.13	—	—	—
Year Ended 12/31/2011	12.66	(0.01)	(0.66)	(0.67)	—	—	—
Year Ended 12/31/2010	10.13	(0.01)	2.54	2.53	—	—	—
Year Ended 12/31/2009	8.49	0.07	1.65	1.72	(0.08)	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)	Per share amounts have been calculated using the average shares outstanding method.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.66)	$20.49	17.64%	$141.2	0.92%	2.43%	0.92%	2.43%	7%
(0.27)	17.98	2.18%	120.1	0.92%	1.53%	0.92%	1.53%	22%
(0.65)	17.85	17.54%	122.4	0.93%	1.62%	0.93%	1.62%	32%
—	15.77	8.83%	108.0	0.87%	1.47%	0.87%	1.47%	16%
(0.39)	14.49	27.56%	329.5	0.87%	1.62%	0.87%	1.62%	15%
(0.40)	11.67	29.08%	265.4	0.89%	3.34%	0.90%	3.33%	18%

(2.18)	16.85	(0.89)%	339.9	0.97%	(0.50)%	1.07%	(0.60)%	58%
(0.35)	19.23	41.64%	344.3	0.98%	(0.49)%	1.08%	(0.59)%	85%
—	13.87	11.69%	256.9	0.99%	(0.12)%	1.09%	(0.22)%	93%
—	12.42	(3.85)%	197.5	1.00%	(0.63)%	1.10%	(0.73)%	101%
—	12.92	28.86%	208.5	1.01%	(0.62)%	1.11%	(0.72)%	100%
(0.01)	10.03	34.75%	160.5	1.02%	(0.39)%	1.14%	(0.51)%	118%

(0.79)	28.14	2.36%	391.7	0.86%	0.76%	0.86%	0.76%	10%
(0.59)	28.27	36.76%	384.7	0.86%	0.56%	0.86%	0.56%	11%
(0.13)	21.17	14.37%	282.6	0.88%	1.90%	0.88%	1.90%	18%
(0.04)	18.64	(1.99)%	250.4	0.88%	0.52%	0.88%	0.52%	10%
(0.17)	19.06	23.46%	266.9	0.88%	0.75%	0.88%	0.75%	19%
(0.12)	15.58	30.24%	226.3	0.89%	0.86%	0.90%	0.85%	19%

(0.23)	18.00	2.63%	357.1	0.74%	0.26%	0.74%	0.26%	29%
(0.06)	17.77	35.90%	354.6	0.75%	0.25%	0.75%	0.25%	62%
—	13.12	9.42%	269.5	0.76%	0.49%	0.76%	0.49%	96%
—	11.99	(5.31)%	263.8	0.76%	(0.10)%	0.76%	(0.10)%	88%
—	12.66	25.09%	303.2	0.77%	(0.11)%	0.77%	(0.11)%	208%
(0.08)	10.13	20.38%	258.5	0.78%	0.65%	0.78%	0.65%	254%

(c)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
SMALL CAP INDEX PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$17.86	$0.07	$0.47	$0.54	$(0.13)	$(1.21)
Year Ended 12/31/2013	13.42	0.14	5.17	5.31	(0.20)	(0.67)
Year Ended 12/31/2012	12.77	0.20	1.68	1.88	(0.09)	(1.14)
Year Ended 12/31/2011	13.19	0.10	(0.02)	0.08	(0.11)	(0.39)
Year Ended 12/31/2010	10.57	0.11	2.60	2.71	(0.09)	—
Year Ended 12/31/2009	10.54	0.11	2.03	2.14	(0.22)	(1.89)

MID CAP GROWTH PORTFOLIO
Period Ended 06/30/2014 (unaudited)	25.45	0.04	0.42	0.46	(0.06)	(2.32)
Year Ended 12/31/2013	19.59	0.06	5.89	5.95	(0.08)	(0.01)
Year Ended 12/31/2012	17.50	0.07	2.06	2.13	(0.04)	—
Year Ended 12/31/2011	18.56	0.04	(1.04)	(1.00)	(0.06)	—
Year Ended 12/31/2010	14.42	0.06	4.12	4.18	(0.04)	—
Year Ended 12/31/2009	9.55	0.04	4.83	4.87	—	—

PARTNER MID CAP VALUE PORTFOLIO
Period Ended 06/30/2014 (unaudited)	18.45	0.06	1.53	1.59	(0.12)	(2.56)
Year Ended 12/31/2013	14.67	0.12	4.57	4.69	(0.17)	(0.74)
Year Ended 12/31/2012	12.51	0.17	2.10	2.27	(0.11)	—
Year Ended 12/31/2011	13.38	0.11	(0.95)	(0.84)	(0.03)	—
Year Ended 12/31/2010	10.82	0.08	2.58	2.66	(0.10)	—
Year Ended 12/31/2009	8.25	0.12	2.54	2.66	(0.09)	—

MID CAP STOCK PORTFOLIO
Period Ended 06/30/2014 (unaudited)	17.66	0.08	1.66	1.74	(0.06)	(0.83)
Year Ended 12/31/2013	13.09	0.06	4.57	4.63	(0.06)	—
Year Ended 12/31/2012	11.48	0.06	1.58	1.64	(0.03)	—
Year Ended 12/31/2011	12.25	0.03	(0.79)	(0.76)	(0.01)	—
Year Ended 12/31/2010	9.80	0.05	2.45	2.50	(0.05)	—
Year Ended 12/31/2009	7.08	0.05	2.72	2.77	(0.05)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss) Turnover Rate	Portfolio
$(1.34)	$17.06	3.05%	$265.6	0.43%	0.84%	0.43%	0.84%	6%
(0.87)	17.86	40.83%	262.8	0.44%	0.84%	0.44%	0.84%	12%
(1.23)	13.42	15.95%	193.7	0.46%	1.44%	0.46%	1.44%	9%
(0.50)	12.77	0.53%	189.0	0.45%	0.63%	0.45%	0.63%	13%
(0.09)	13.19	25.88%	220.1	0.46%	0.86%	0.46%	0.86%	11%
(2.11)	10.57	25.29%	203.9	0.47%	0.94%	0.48%	0.94%	13%

(2.38)	23.53	1.79%	414.7	0.46%	0.31%	0.46%	0.31%	19%
(0.09)	25.45	30.45%	424.3	0.46%	0.22%	0.46%	0.22%	38%
(0.04)	19.59	12.22%	361.5	0.46%	0.39%	0.46%	0.39%	39%
(0.06)	17.50	(5.43)%	348.8	0.46%	0.21%	0.46%	0.21%	67%
(0.04)	18.56	29.11%	419.9	0.46%	0.34%	0.46%	0.34%	48%
—	14.42	50.94%	365.2	0.48%	0.30%	0.48%	0.29%	61%

(2.68)	17.36	8.67%	385.5	0.79%	0.73%	0.79%	0.73%	44%
(0.91)	18.45	32.74%	352.9	0.79%	0.76%	0.81%	0.75%	108%
(0.11)	14.67	18.27%	261.5	0.84%	1.26%	0.84%	1.26%	80%
(0.03)	12.51	(6.33)%	215.8	0.84%	0.84%	0.84%	0.84%	76%
(0.10)	13.38	24.73%	232.2	0.85%	0.72%	0.85%	0.72%	91%
(0.09)	10.82	32.33%	183.7	0.87%	1.42%	0.88%	1.41%	114%

(0.89)	18.51	9.89%	740.1	0.71%	0.91%	0.71%	0.91%	18%
(0.06)	17.66	35.50%	675.4	0.72%	0.38%	0.72%	0.38%	39%
(0.03)	13.09	14.29%	506.7	0.73%	0.51%	0.73%	0.51%	47%
(0.01)	11.48	(6.29)%	457.0	0.72%	0.24%	0.72%	0.24%	35%
(0.05)	12.25	25.60%	511.5	0.73%	0.45%	0.73%	0.45%	78%
(0.05)	9.80	39.10%	443.5	0.73%	0.55%	0.74%	0.54%	53%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MID CAP INDEX PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$15.78	$0.07	$1.07	$1.14	$(0.12)	$(0.76)
Year Ended 12/31/2013	12.36	0.12	3.87	3.99	(0.13)	(0.44)
Year Ended 12/31/2012	11.79	0.14	1.74	1.88	(0.10)	(1.21)
Year Ended 12/31/2011	12.91	0.10	(0.33)	(0.23)	(0.11)	(0.78)
Year Ended 12/31/2010	10.37	0.11	2.55	2.66	(0.12)	—
Year Ended 12/31/2009	8.31	0.12	2.72	2.84	(0.18)	(0.60)

PARTNER WORLDWIDE ALLOCATION PORTFOLIO
Period Ended 06/30/2014 (unaudited)	10.02	0.15	0.27	0.42	(0.20)	—
Year Ended 12/31/2013	8.62	0.18	1.22	1.40	—	—
Year Ended 12/31/2012	7.39	0.12	1.26	1.38	(0.12)	(0.03)
Year Ended 12/31/2011	8.77	0.19	(1.26)	(1.07)	(0.17)	(0.14)
Year Ended 12/31/2010	7.84	0.11	0.93	1.04	(0.11)	—
Year Ended 12/31/2009	6.03	0.10	1.81	1.91	(0.10)	—

PARTNER ALL CAP PORTFOLIO
Period Ended 06/30/2014 (unaudited)	12.71	0.03	0.66	0.69	(0.08)	—
Year Ended 12/31/2013	9.64	0.08	3.07	3.15	(0.08)	—
Year Ended 12/31/2012	8.44	0.08	1.16	1.24	(0.04)	—
Year Ended 12/31/2011	8.93	0.06	(0.49)	(0.43)	(0.06)	—
Year Ended 12/31/2010	7.73	0.04	1.22	1.26	(0.06)	—
Year Ended 12/31/2009	6.10	0.06	1.66	1.72	(0.09)	—

LARGE CAP GROWTH PORTFOLIO
Period Ended 06/30/2014 (unaudited)	25.46	0.08	1.55	1.63	(0.02)	—
Year Ended 12/31/2013	18.81	0.15	6.64	6.79	(0.14)	—
Year Ended 12/31/2012	15.96	0.22	2.85	3.07	(0.22)	—
Year Ended 12/31/2011	16.98	0.10	(1.02)	(0.92)	(0.10)	—
Year Ended 12/31/2010	15.40	0.09	1.58	1.67	(0.09)	—
Year Ended 12/31/2009	10.96	0.11	4.43	4.54	(0.10)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.88)	$16.04	7.22%	$137.1	0.48%	0.97%	0.48%	0.97%	7%
(0.57)	15.78	32.92%	123.0	0.50%	0.95%	0.50%	0.95%	12%
(1.31)	12.36	17.38%	85.1	0.53%	1.11%	0.53%	1.11%	8%
(0.89)	11.79	(2.23)%	78.1	0.53%	0.72%	0.53%	0.72%	16%
(0.12)	12.91	25.91%	94.2	0.54%	0.81%	0.54%	0.81%	13%
(0.78)	10.37	36.69%	86.9	0.56%	1.19%	0.57%	1.19%	18%

(0.20)	10.24	4.25%	1,775.9	0.91%	3.09%	0.91%	3.09%	45%
—	10.02	16.31%	1,706.0	0.91%	1.97%	0.91%	1.97%	80%
(0.15)	8.62	18.67%	1,520.3	0.95%	2.10%	0.95%	2.10%	93%
(0.31)	7.39	(12.13)%	495.6	0.99%	2.25%	0.99%	2.25%	64%
(0.11)	8.77	13.43%	522.6	1.00%	1.73%	1.05%	1.68%	84%
(0.10)	7.84	31.67%	254.9	1.00%	2.01%	1.20%	1.81%	80%

(0.08)	13.32	5.39%	66.8	0.95%	0.48%	1.21%	0.22%	82%
(0.08)	12.71	32.85%	63.8	0.98%	0.69%	1.23%	0.45%	133%
(0.04)	9.64	14.74%	51.5	1.04%	0.81%	1.24%	0.61%	116%
(0.06)	8.44	(4.83)%	51.4	1.03%	0.56%	1.23%	0.36%	124%
(0.06)	8.93	16.34%	62.4	1.02%	0.47%	1.22%	0.27%	180%
(0.09)	7.73	28.48%	62.6	1.04%	0.76%	1.24%	0.56%	231%

(0.02)	27.07	6.41%	1,086.1	0.44%	0.62%	0.44%	0.62%	22%
(0.14)	25.46	36.14%	1,062.0	0.44%	0.66%	0.44%	0.66%	62%
(0.22)	18.81	19.18%	859.9	0.45%	1.16%	0.45%	1.16%	87%
(0.10)	15.96	(5.42)%	805.3	0.44%	0.55%	0.44%	0.55%	216%
(0.09)	16.98	10.90%	983.3	0.45%	0.56%	0.45%	0.56%	231%
(0.10)	15.40	41.40%	1,025.3	0.45%	0.79%	0.45%	0.79%	216%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
PARTNER GROWTH STOCK PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$18.79	$(0.01)	$0.47	$0.46	$—	$(1.57)
Year Ended 12/31/2013	13.54	(0.04)	5.29	5.25	—	—
Year Ended 12/31/2012	11.41	—	2.13	2.13	—	—
Year Ended 12/31/2011	11.58	(0.03)	(0.14)	(0.17)	—	—
Year Ended 12/31/2010	9.93	(0.02)	1.67	1.65	—	—
Year Ended 12/31/2009	6.96	—	3.00	3.00	(0.03)	—

LARGE CAP VALUE PORTFOLIO
Period Ended 06/30/2014 (unaudited)	15.58	0.10	0.84	0.94	(0.20)	—
Year Ended 12/31/2013	12.00	0.20	3.59	3.79	(0.21)	—
Year Ended 12/31/2012	10.39	0.21	1.59	1.80	(0.19)	—
Year Ended 12/31/2011	10.73	0.18	(0.52)	(0.34)	—	—
Year Ended 12/31/2010	9.65	0.14	1.08	1.22	(0.14)	—
Year Ended 12/31/2009	8.10	0.16	1.55	1.71	(0.16)	—

LARGE CAP STOCK PORTFOLIO
Period Ended 06/30/2014 (unaudited)	11.81	0.08	0.70	0.78	(0.11)	—
Year Ended 12/31/2013	9.22	0.11	2.60	2.71	(0.12)	—
Year Ended 12/31/2012	8.11	0.12	1.08	1.20	(0.09)	—
Year Ended 12/31/2011	8.50	0.09	(0.48)	(0.39)	—	—
Year Ended 12/31/2010	7.72	0.06	0.78	0.84	(0.06)	—
Year Ended 12/31/2009	6.11	0.07	1.61	1.68	(0.07)	—

LARGE CAP INDEX PORTFOLIO
Period Ended 06/30/2014 (unaudited)	25.80	0.21	1.58	1.79	(0.39)	(0.06)
Year Ended 12/31/2013	20.11	0.40	5.91	6.31	(0.39)	(0.23)
Year Ended 12/31/2012	17.71	0.40	2.33	2.73	(0.33)	—
Year Ended 12/31/2011	17.71	0.34	(0.04)	0.30	(0.30)	—
Year Ended 12/31/2010	15.76	0.30	1.95	2.25	(0.30)	—
Year Ended 12/31/2009	13.72	0.33	2.98	3.31	(0.45)	(0.82)

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(1.57)	$17.68	2.50%	$79.5	0.92%	(0.17)%	1.02%	(0.27)%	21%
—	18.79	38.84%	76.2	0.94%	(0.24)%	1.04%	(0.34)%	34%
—	13.54	18.66%	58.0	0.96%	0.02%	1.06%	(0.08)%	32%
—	11.41	(1.49)%	51.1	0.96%	(0.20)%	1.06%	(0.30)%	26%
—	11.58	16.62%	61.4	0.95%	(0.19)%	1.05%	(0.29)%	36%
(0.03)	9.93	43.17%	61.3	0.98%	0.01%	1.08%	(0.09)%	53%

(0.20)	16.32	5.97%	1,179.8	0.64%	1.32%	0.64%	1.32%	11%
(0.21)	15.58	31.82%	1,119.2	0.64%	1.42%	0.64%	1.42%	32%
(0.19)	12.00	17.57%	852.6	0.64%	1.84%	0.64%	1.84%	90%
—	10.39	(3.08)%	752.1	0.64%	1.70%	0.64%	1.70%	73%
(0.14)	10.73	12.61%	811.3	0.65%	1.39%	0.65%	1.39%	109%
(0.16)	9.65	21.11%	733.0	0.65%	1.77%	0.65%	1.77%	110%

(0.11)	12.48	6.60%	854.4	0.66%	1.34%	0.66%	1.34%	40%
(0.12)	11.81	29.60%	811.9	0.67%	1.02%	0.67%	1.02%	73%
(0.09)	9.22	14.90%	622.5	0.69%	1.35%	0.69%	1.35%	121%
—	8.11	(4.58)%	565.8	0.69%	1.00%	0.69%	1.00%	139%
(0.06)	8.50	10.82%	628.3	0.69%	0.74%	0.69%	0.74%	181%
(0.07)	7.72	27.59%	617.3	0.70%	1.03%	0.71%	1.03%	169%

(0.45)	27.14	6.91%	417.5	0.39%	1.65%	0.39%	1.65%	1%
(0.62)	25.80	31.81%	392.6	0.40%	1.71%	0.40%	1.71%	4%
(0.33)	20.11	15.54%	304.0	0.42%	1.89%	0.42%	1.89%	4%
(0.30)	17.71	1.71%	291.3	0.42%	1.67%	0.42%	1.67%	4%
(0.30)	17.71	14.63%	331.5	0.42%	1.64%	0.42%	1.64%	6%
(1.27)	15.76	26.20%	338.2	0.43%	2.00%	0.43%	2.00%	7%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
HIGH YIELD PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$5.07	$0.15	$0.10	$0.25	$(0.15)	$—
Year Ended 12/31/2013	5.05	0.32	0.02	0.34	(0.32)	—
Year Ended 12/31/2012	4.66	0.35	0.39	0.74	(0.35)	—
Year Ended 12/31/2011	4.81	0.37	(0.15)	0.22	(0.37)	—
Year Ended 12/31/2010	4.56	0.38	0.25	0.63	(0.38)	—
Year Ended 12/31/2009	3.48	0.38	1.07	1.45	(0.37)	—

INCOME PORTFOLIO
Period Ended 06/30/2014 (unaudited)	10.34	0.20	0.40	0.60	(0.20)	(0.13)
Year Ended 12/31/2013	10.77	0.40	(0.41)	(0.01)	(0.40)	(0.02)
Year Ended 12/31/2012	10.09	0.40	0.68	1.08	(0.40)	—
Year Ended 12/31/2011	9.96	0.46	0.12	0.58	(0.45)	—
Year Ended 12/31/2010	9.39	0.49	0.57	1.06	(0.49)	—
Year Ended 12/31/2009	8.20	0.50	1.19	1.69	(0.50)	—

BOND INDEX PORTFOLIO
Period Ended 06/30/2014 (unaudited)	10.56	0.12	0.30	0.42	(0.12)	—
Year Ended 12/31/2013	11.39	0.21	(0.48)	(0.27)	(0.21)	(0.35)
Year Ended 12/31/2012	11.21	0.23	0.32	0.55	(0.23)	(0.14)
Year Ended 12/31/2011	10.73	0.31	0.55	0.86	(0.31)	(0.07)
Year Ended 12/31/2010	10.13	0.33	0.60	0.93	(0.33)	—
Year Ended 12/31/2009	9.72	0.37	0.43	0.80	(0.39)	—

LIMITED MATURITY BOND PORTFOLIO
Period Ended 06/30/2014 (unaudited)	9.82	0.09	0.05	0.14	(0.08)	—
Year Ended 12/31/2013	9.92	0.15	(0.10)	0.05	(0.15)	—
Year Ended 12/31/2012	9.67	0.17	0.24	0.41	(0.16)	—
Year Ended 12/31/2011	9.80	0.23	(0.14)	0.09	(0.22)	—
Year Ended 12/31/2010	9.62	0.32	0.18	0.50	(0.32)	—
Year Ended 12/31/2009	8.79	0.39	0.82	1.21	(0.38)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$(0.15)	$5.17	4.99%	$955.6	0.44%	5.87%	0.44%	5.87%	26%
(0.32)	5.07	6.91%	921.9	0.44%	6.31%	0.44%	6.31%	53%
(0.35)	5.05	16.28%	904.9	0.44%	7.11%	0.44%	7.11%	57%
(0.37)	4.66	4.71%	778.5	0.45%	7.81%	0.45%	7.81%	58%
(0.38)	4.81	14.58%	783.0	0.45%	8.20%	0.45%	8.20%	82%
(0.37)	4.56	43.49%	756.0	0.45%	9.28%	0.46%	9.28%	61%

(0.33)	10.61	5.78%	1,463.5	0.44%	3.83%	0.44%	3.83%	50%
(0.42)	10.34	(0.07)%	1,417.6	0.44%	3.78%	0.44%	3.78%	115%
(0.40)	10.77	10.98%	1,575.9	0.44%	3.84%	0.44%	3.84%	132%
(0.45)	10.09	5.96%	1,463.1	0.44%	4.53%	0.44%	4.53%	142%
(0.49)	9.96	11.55%	1,322.2	0.44%	5.06%	0.44%	5.05%	146%
(0.50)	9.39	21.29%	1,278.2	0.44%	5.72%	0.45%	5.71%	160%

(0.12)	10.86	4.10%	149.0	0.47%	2.30%	0.47%	2.30%	207%
(0.56)	10.56	(2.47)%	152.0	0.46%	1.94%	0.46%	1.94%	384%
(0.37)	11.39	4.94%	185.5	0.46%	2.00%	0.46%	2.00%	401%
(0.38)	11.21	8.23%	164.5	0.46%	2.83%	0.46%	2.83%	415%
(0.33)	10.73	9.24%	161.4	0.46%	3.12%	0.46%	3.12%	387%
(0.39)	10.13	8.47%	156.5	0.46%	3.78%	0.47%	3.77%	388%

(0.08)	9.88	1.52%	1,073.3	0.44%	1.78%	0.44%	1.78%	51%
(0.15)	9.82	0.45%	1,082.5	0.44%	1.56%	0.44%	1.56%	114%
(0.16)	9.92	4.32%	1,200.0	0.43%	1.72%	0.44%	1.71%	107%
(0.22)	9.67	0.90%	1,497.8	0.43%	2.31%	0.44%	2.30%	91%
(0.32)	9.80	5.25%	1,318.7	0.43%	3.27%	0.44%	3.27%	102%
(0.38)	9.62	14.04%	1,105.6	0.44%	4.23%	0.45%	4.23%	145%

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD*
		Income from Investment Operations			Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
MONEY MARKET PORTFOLIO
Period Ended 06/30/2014 (unaudited)	$1.00	$—	$—	$—	$—	$—
Year Ended 12/31/2013	1.00	—	—	—	—	—
Year Ended 12/31/2012	1.00	—	—	—	—	—
Year Ended 12/31/2011	1.00	—	—	—	—	—
Year Ended 12/31/2010	1.00	—	—	—	—	—
Year Ended 12/31/2009	1.00	—	—	—	—	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
*	All per share amounts have been rounded to the nearest cent.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Thrivent Series Fund, Inc.

Financial Highlights – continued

		RATIOS / SUPPLEMENTAL DATA
				Ratio to Average Net Assets**		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly**
Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate
$—	$1.00	0.00%	$130.7	0.19%	0.00%	0.53%	(0.34)%	N/A
—	1.00	0.00%	146.6	0.22%	0.00%	0.52%	(0.30)%	N/A
—	1.00	0.00%	148.3	0.29%	0.00%	0.51%	(0.23)%	N/A
—	1.00	0.00%	170.5	0.30%	0.00%	0.51%	(0.21)%	N/A
—	1.00	0.00%	171.8	0.31%	(0.01)%	0.50%	(0.19)%	N/A
—	1.00	0.43%	246.0	0.39%	0.47%	0.49%	0.37%	N/A

(b)

Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts. Those charges and expenses reduce the return received by contract holders as compared to the return presented.

**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this schedule.

Additional Information

(unaudited)

Proxy Voting

The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at Thrivent.com or www.sec.gov.

Quarterly Schedule of Portfolio Holdings

The Fund files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Fund’s Forms N-Q by calling 1-800-847-4836. The Fund’s most recent Form N-Q Schedule of Investments also is available at Thrivent.com or www.sec.gov. You also may review and copy the Forms N-Q for the Fund at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Thrivent Series Fund, Inc.

Supplement to Prospectus dated April 30, 2014

with respect to

Thrivent Partner Technology Portfolio

Effective immediately, the following changes will be made in the sections of the prospectus describing Thrivent Partner Technology Portfolio (the “Portfolio”).

The “Portfolio Manager(s)” section in the “Summary Section” and the disclosure after the first three sentences in the section about the Portfolio in “Portfolio Management” under “Management” are deleted and replaced with the following:

GSAM uses its Growth Investment Team (the “Team”) to manage the Portfolio. Steven Barry, Michael DeSantis, CFA, Jonathan A. Neitzell and Lawrence Tankel are portfolio managers to the Portfolio. Mr. Barry is a Managing Director, Chief Investment Officer of Growth Equity, Chief Investment Officer of Fundamental Equity; and he has been with GSAM since 1999 and has been a portfolio manager of this Portfolio since 2009. Mr. DeSantis, CFA is a Vice President and Portfolio Manager. He has been with GSAM since 2011 and has been a portfolio manager of this Portfolio since 2014. Prior to joining the Team, he worked in Investment Banking at J.P. Morgan. Mr. Neitzell is a Vice President and Portfolio Manager. He has been with GSAM since 2013 and has been a portfolio manager of this Portfolio since 2014. Mr. Neitzell joined the Team the Wells Capital Management, where he served as a senior investment analyst. Mr. Tankel is a Vice President and Portfolio Manager. He has been with GSAM since 2013 and has been a portfolio manager of this Portfolio since 2014. Prior to joining the Team, Mr. Tankel worked for Merrill Lynch for 11 years.

The date of this Supplement is August 14, 2014.

Please include this Supplement with your Prospectus.

28466

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THRIVENT FINANCIAL FOR LUTHERANS
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APPLETON WI 54913-9847

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Thrivent Financial for Lutherans®

4321 N. Ballard Road, Appleton, WI 54919-0001

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at 800-847-4836.

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By signing below, I request electronic delivery of the following documents regarding my Thrivent Mutual Funds and variable insurance products issued by Thrivent Financial for Lutherans ("Thrivent Financial") and Thrivent Life Insurance Company (including Thrivent Series Fund, Inc.):

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- **Annual and semiannual reports**
- **Annual privacy notices**

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I understand and agree to the following:

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- I will no longer receive paper copies of these documents in the mail.
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- I will receive periodic emails directing me to Thrivent Financial's website where documents will be available.
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- This consent can be used for Thrivent Financial products that I currently own or may purchase in the future, until consent is revoked.
- I can request specific documents in paper form free of charge without revoking this consent by calling Thrivent Financial Customer Service at 800-847-4836.
- My consent will remain in effect until I revoke it. I can revoke this consent or update my information at any time by changing my preference to "U.S. Mail" in the Preference Center at Thrivent.com/gopaperless (requires registration) or by calling 800-847-4836.

Each contract owner requesting eDelivery must complete.

Contract owner 1: ______________________________ (Please print first and last name)

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Signature: ______________________________ Signature: ______________________________

Address (if different than above): ______________________________

City: ____________________ State: ____________ ZIP: ____________

23572SAR R8-14

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

(1)	Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(2)	Not applicable to this filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2014		THRIVENT SERIES FUND, INC.

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2014	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: August 28, 2014	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer